UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-09102

iShares, Inc.

(Exact name of Registrant as specified in charter)

c/o: State Street Bank and Trust Company

1 Iron Street, Boston, MA 02210

(Address of principal executive offices) (Zipcode)

The Corporation Trust Incorporated

351 West Camden Street, Baltimore, MD 21201

(Name and address of agent for service)

Registrant’s telephone number, including area code: (415)670-2000

Date of fiscal year end: August 31, 2017

Date of reporting period: May 31, 2017

Item 1. Schedules of Investments.

Consolidated Schedule of Investments (Unaudited)

iSHARES® CORE MSCI EMERGING MARKETS ETF

May 31, 2017

Security	Shares	Value
COMMON STOCKS — 96.13%

BRAZIL — 3.97%
AES Tiete Energia SA	1,113,500	$4,742,024
Aliansce Shopping Centers SA	677,100	2,871,014
Alupar Investimento SA Units	953,724	5,235,071
Ambev SA	27,245,600	157,199,080
Arezzo Industria e Comercio SA	388,200	3,841,538
B2W Cia. Digital[a]	1,242,727	4,840,151
Banco Bradesco SA	5,519,567	46,041,778
Banco do Brasil SA	5,026,100	43,924,903
Banco Santander Brasil SA Units	2,504,800	19,650,337
BB Seguridade Participacoes SA	4,107,800	36,862,273
BM&FBovespa SA-Bolsa de Valores Mercadorias e Futuros	12,009,978	68,219,993
BR Malls Participacoes SA	3,798,566	14,033,186
BR Properties SA	521,700	1,406,087
BRF SA	2,702,977	36,108,599
CCR SA	7,007,100	35,826,359
Centrais Eletricas Brasileiras SAa	1,391,400	5,899,763
Cia. de Saneamento Basico do Estado de Sao Paulo	2,007,200	17,950,166
Cia. de Saneamento de Minas Gerais-COPASA	446,600	4,806,445
Cia. Siderurgica Nacional SAa	3,629,200	7,677,412
Cielo SA	7,078,796	49,792,567
Cosan SA Industria e Comercio	1,050,300	11,669,640
CPFL Energia SA	1,425,733	11,558,690
CVC Brasil Operadora e Agencia de Viagens SA	670,500	6,202,973
Cyrela Brazil Realty SA Empreendimentos e Participacoes	1,577,900	5,201,601
Duratex SA	2,106,629	5,216,551
EcoRodovias Infraestrutura e Logistica SA	1,605,100	4,553,756
EDP – Energias do Brasil SA	1,840,100	7,569,672
Embraer SA	3,963,100	19,566,187
Engie Brasil Energia SA	877,000	8,970,670
Equatorial Energia SA	1,183,376	19,486,949
Estacio Participacoes SA	1,657,000	8,885,910
EZ TEC Empreendimentos e Participacoes SA	506,023	2,776,042
Fibria Celulose SA	1,484,000	16,978,044
Fleury SA	437,900	7,666,086
Gafisa SA	1	3

Security	Shares	Value
Hypermarcas SA	1,981,200	$18,023,128
Iguatemi Empresa de Shopping Centers SA	518,600	5,085,568
Iochpe Maxion SA	531,309	2,416,679
JBS SA	4,780,260	11,896,108
JSL SAa	739,300	1,623,232
Klabin SA Units	3,492,000	17,983,348
Kroton Educacional SA	8,067,056	36,071,393
Light SA	558,000	3,663,445
Linx SA	926,500	5,314,204
Localiza Rent A Car SA	1,022,912	13,715,370
Lojas Americanas SA	1,301,510	4,976,787
Lojas Renner SA	4,109,260	33,415,933
M. Dias Branco SA	669,700	11,172,681
Magnesita Refratarios SA	341,860	3,138,390
Marfrig Global Foods SAa	1,612,700	3,133,098
Minerva SA	961,500	3,237,813
MRV Engenharia e Participacoes SA	1,767,800	7,059,643
Multiplan Empreendimentos Imobiliarios SA	469,511	9,280,762
Multiplus SA	363,200	4,475,599
Natura Cosmeticos SA	1,035,800	10,403,357
Odontoprev SA	1,687,500	6,281,030
Petroleo Brasileiro SAa	17,405,600	73,104,808
Porto Seguro SA	775,600	7,701,468
Qualicorp SA	1,341,600	11,592,337
Raia Drogasil SA	1,383,900	30,726,779
Rumo SAa	4,797,000	12,544,270
Sao Martinho SA	1,138,300	6,318,428
SLC Agricola SA	511,600	3,182,118
Smiles SA	408,100	7,928,426
Sonae Sierra Brasil SA	313,600	1,948,637
Sul America SA	1,238,533	6,817,506
TIM Participacoes SA	4,804,200	14,696,455
TOTVS SA	723,400	6,732,519
Transmissora Alianca de Energia Eletrica SA Units	996,300	6,974,223
Ultrapar Participacoes SA	2,116,500	48,852,851
Vale SA	7,587,950	63,576,108
Valid Solucoes e Servicos de Seguranca em Meios de Pagamento e Identificacao SA	419,220	2,135,659
WEG SA	3,338,360	19,559,899

		1,239,991,579

1

Consolidated Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE MSCI EMERGING MARKETS ETF

May 31, 2017

Security	Shares	Value
CHILE — 1.07%
AES Gener SA	17,920,816	$6,589,905
Aguas Andinas SA Series A	14,667,545	8,159,752
Banco de Chile	149,840,403	19,156,526
Banco de Credito e Inversiones	250,584	14,047,048
Banco Santander Chile	387,571,471	23,981,169
CAP SA	471,226	4,580,052
Cencosud SA	8,146,692	22,030,317
Cia. Cervecerias Unidas SA	853,282	11,237,487
Cia. Sud Americana de Vapores SAa	92,406,110	3,704,446
Colbun SA	48,453,055	10,934,425
Empresa Nacional de Telecomunicaciones SA	860,495	9,602,161
Empresas CMPC SA	7,017,541	16,694,497
Empresas COPEC SA	2,634,233	30,109,443
Enel Americas SA	168,806,347	32,006,112
Enel Chile SA	117,596,161	13,013,314
Enel Generacion Chile SA	19,631,551	15,155,390
Engie Energia Chile SA	3,049,741	5,527,147
Inversiones Aguas Metropolitanas SA	2,897,296	4,592,890
Inversiones La Construccion SA	343,987	4,668,625
Itau CorpBanca	850,117,093	7,904,769
LATAM Airlines Group SA	1,719,623	19,123,255
Parque Arauco SA	3,796,087	9,697,826
SACI Falabella	3,355,842	27,805,348
SalfaCorp SA	4,371,474	5,106,574
SONDA SA	3,047,312	5,048,524
Vina Concha y Toro SA	2,737,449	4,288,538

		334,765,540
CHINA — 26.63%
21Vianet Group Inc. ADR[a,b]	529,103	2,830,701
361 Degrees International Ltd.	7,053,000	2,172,256
3SBio Inc.[a,b,c]	6,093,000	8,460,274
500.com Ltd. ADR[a,b]	64,197	593,180
51job Inc. ADR[a]	191,497	8,347,354
58.com Inc. ADR[a,b]	528,643	22,731,649
AAC Technologies Holdings Inc.[b]	4,314,500	45,733,717
Agile Group Holdings Ltd.[b]	10,786,500	10,243,261
Agricultural Bank of China Ltd. Class H	149,368,000	72,456,165
AGTech Holdings Ltd.[a,b]	20,396,000	3,664,367
Air China Ltd. Class H	10,168,000	9,668,959
Ajisen (China) Holdings Ltd.	7,142,000	2,960,386

Security	Shares	Value
Alibaba Group Holding Ltd. ADR[a,b]	6,557,911	$803,081,781
Alibaba Health Information Technology Ltd.[a,b]	20,372,000	10,378,872
Alibaba Pictures Group Ltd.[a,b]	83,830,000	14,523,096
Aluminum Corp. of China Ltd. Class Ha,b	24,774,000	11,540,609
Anhui Conch Cement Co. Ltd. Class H	7,159,000	23,748,648
Anhui Expressway Co. Ltd. Class H	3,202,000	2,481,900
ANTA Sports Products Ltd.[b]	6,295,000	18,620,556
APT Satellite Holdings Ltd.	5,020,500	2,673,752
Asia Cement China Holdings Corp.	4,731,000	1,390,319
Autohome Inc. ADR[a]	312,921	13,261,592
AVIC International Holding HK Ltd.[a,b]	46,698,000	2,516,944
AviChina Industry & Technology Co. Ltd. Class H	12,839,000	7,892,102
Baidu Inc. ADR[a,b]	1,576,938	293,468,162
Bank of China Ltd. Class H	457,302,000	228,872,537
Bank of Communications Co. Ltd. Class H	49,436,000	38,318,300
Baozun Inc. ADR[a,b]	179,028	3,679,025
Beijing Capital International Airport Co. Ltd. Class H	9,594,000	14,010,962
Beijing Capital Land Ltd. Class Hb	7,296,000	3,520,454
Beijing Enterprises Holdings Ltd.[b]	2,989,500	14,175,519
Beijing Enterprises Medical & Health Group Ltd.[a]	52,386,000	3,260,491
Beijing Enterprises Water Group Ltd.	28,390,000	22,734,005
Beijing Tong Ren Tang Chinese Medicine Co. Ltd.	3,095,000	4,496,070
Belle International Holdings Ltd.	36,691,000	28,627,874
BEP International Holdings Ltd.	39,130,000	1,933,288
Biostime International Holdings Ltd.[a,b]	1,308,000	3,550,129
Bitauto Holdings Ltd. ADR[a,b]	164,701	4,338,224
Bosideng International Holdings Ltd.[b]	34,144,000	2,541,373
Brilliance China Automotive Holdings Ltd.	17,878,000	33,358,715
Byd Co. Ltd. Class Hb	3,639,500	21,741,394

2

Consolidated Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE MSCI EMERGING MARKETS ETF

May 31, 2017

Security	Shares	Value
BYD Electronic International Co. Ltd.[b]	4,689,500	$8,966,827
C C Land Holdings Ltd.[a]	17,553,500	4,437,679
Carnival Group International Holdings Ltd.[a,b]	45,067,000	4,568,901
CGN Power Co. Ltd. Class Hc	58,409,000	17,314,810
Chaowei Power Holdings Ltd.	6,593,000	3,604,281
Cheetah Mobile Inc. ADR[a,b]	193,678	2,326,073
China Aerospace International Holdings Ltd.	28,784,000	3,804,647
China Agri-Industries Holdings Ltd.[a]	14,603,200	6,277,964
China Aircraft Leasing Group Holdings Ltd.[b]	2,826,500	3,380,577
China Animal Healthcare Ltd.[a,b,d]	1,237,000	47,623
China Aoyuan Property Group Ltd.	15,490,000	4,810,528
China BlueChemical Ltd. Class H	12,980,000	3,298,115
China Cinda Asset Management Co. Ltd. Class H	50,313,000	19,047,071
China CITIC Bank Corp. Ltd. Class H	48,339,000	29,837,932
China Coal Energy Co. Ltd. Class Ha	12,241,000	5,372,408
China Communications Construction Co. Ltd. Class H	25,659,000	34,640,284
China Communications Services Corp. Ltd. Class H	15,694,000	9,324,823
China Conch Venture Holdings Ltd.[b]	9,367,500	18,104,005
China Construction Bank Corp. Class H	488,566,000	403,770,963
China Datang Corp. Renewable Power Co. Ltd. Class Ha	22,735,000	2,275,703
China Dongxiang Group Co. Ltd.[b]	26,588,000	4,742,709
China Electronics Corp. Holdings Co. Ltd.[b]	12,498,000	2,245,404
China Everbright Bank Co. Ltd. Class H	15,380,000	7,282,973
China Everbright International Ltd.	14,733,000	18,812,228
China Everbright Ltd.	5,566,000	12,499,920
China Everbright Water Ltd.[b]	7,070,200	2,376,495
China Evergrande Group[b]	24,209,000	43,432,017
China Fiber Optic Network System Group Ltd.[a,d]	10,394,800	800,375

Security	Shares	Value
China First Capital Group Ltd.[a]	7,802,000	$2,893,542
China Foods Ltd.	7,970,000	3,099,038
China Galaxy Securities Co. Ltd. Class H	18,377,500	16,909,531
China Gas Holdings Ltd.	10,498,000	16,004,753
China Huarong Asset Management Co. Ltd. Class Hc	38,916,000	15,831,185
China Huishan Dairy Holdings Co. Ltd.[b,d]	24,768,000	32
China Huiyuan Juice Group Ltd.[a]	7,724,500	2,656,630
China Innovationpay Group Ltd.[a,b]	39,096,000	2,307,895
China Jinmao Holdings Group Ltd.[b]	24,046,000	7,868,809
China Lesso Group Holdings Ltd.	8,063,000	6,166,928
China Life Insurance Co. Ltd. Class H	43,054,000	141,442,345
China Lilang Ltd.	5,046,000	3,147,092
China Logistics Property Holdings Co. Ltd.[a,b]	4,419,000	1,559,490
China Longyuan Power Group Corp. Ltd.	18,550,000	13,973,590
China LotSynergy Holdings Ltd.[a,b]	64,380,000	1,429,299
China Lumena New Materials Corp.[a,b,d]	2,584,000	26,528
China Maple Leaf Educational Systems Ltd.[b]	4,430,000	3,825,998
China Medical System Holdings Ltd.[b]	8,160,000	14,471,854
China Mengniu Dairy Co. Ltd.	15,970,000	32,298,853
China Merchants Bank Co. Ltd. Class H	22,391,964	67,240,978
China Merchants Land Ltd.	15,366,000	3,174,773
China Merchants Port Holdings Co. Ltd.	7,740,000	22,944,517
China Metal Recycling Holdings Ltd.[a,d]	62,400	—
China Minsheng Banking Corp. Ltd. Class H	31,273,100	32,065,919
China Mobile Ltd.	35,587,000	394,804,734
China National Building Material Co. Ltd. Class H	16,714,000	9,287,403
China National Materials Co. Ltd. Class H	8,684,000	2,607,724
China Ocean Industry Group Ltd.[a,b]	122,690,000	3,022,988

3

Consolidated Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE MSCI EMERGING MARKETS ETF

May 31, 2017

Security	Shares	Value
China Oil and Gas Group Ltd.[b]	45,528,000	$3,271,844
China Oilfield Services Ltd. Class H	11,066,000	9,585,625
China Overseas Grand Oceans Group Ltd.	7,985,000	4,150,075
China Overseas Land & Investment Ltd.	22,086,000	66,322,196
China Pacific Insurance Group Co. Ltd. Class H	14,969,800	59,937,216
China Petroleum & Chemical Corp. Class H	147,408,200	120,878,337
China Power International Development Ltd.[b]	18,438,000	7,027,425
China Power New Energy Development Co. Ltd. New[b]	3,728,500	2,344,532
China Railway Construction Corp. Ltd. Class H	11,278,500	15,486,779
China Railway Group Ltd. Class H	22,863,000	18,953,600
China Regenerative Medicine International Ltd.[a,b]	101,860,000	3,594,697
China Resources Beer Holdings Co. Ltd.	9,806,000	24,740,096
China Resources Gas Group Ltd.[b]	5,356,000	16,427,234
China Resources Land Ltd.[b]	15,993,777	47,001,584
China Resources Phoenix Healthcare Holdings Co. Ltd.[a,b]	3,810,500	5,183,389
China Resources Power Holdings Co. Ltd.	11,048,000	22,797,944
China SCE Property Holdings Ltd.	12,169,200	4,606,913
China Shenhua Energy Co. Ltd. Class H	19,642,000	47,841,842
China Shineway Pharmaceutical Group Ltd.	3,994,000	4,587,299
China Singyes Solar Technologies Holdings Ltd.[b]	6,178,000	2,719,368
China South City Holdings Ltd.[b]	19,398,000	3,709,106
China Southern Airlines Co. Ltd. Class H	10,538,000	8,059,914
China State Construction International Holdings Ltd.[b]	10,728,000	18,613,217
China Suntien Green Energy Corp. Ltd. Class H	15,191,000	2,924,177
China Taiping Insurance Holdings Co. Ltd.[a]	9,613,708	25,599,708

Security	Shares	Value
China Telecom Corp. Ltd. Class H	77,582,000	$38,529,903
China Traditional Chinese Medicine Holdings Co. Ltd.[b]	12,930,000	6,886,088
China Travel International Investment Hong Kong Ltd.[b]	16,550,000	4,736,187
China Unicom Hong Kong Ltd.[a]	34,760,000	49,870,939
China Vanke Co. Ltd. Class H	6,900,087	18,329,511
China Water Affairs Group Ltd.	7,300,000	4,777,701
China Yurun Food Group Ltd.[a,b]	13,225,000	1,815,956
China ZhengTong Auto Services Holdings Ltd.	6,116,000	3,524,032
Chinasoft International Ltd.	13,898,000	7,490,789
Chongqing Changan Automobile Co. Ltd. Class B	4,865,767	6,431,533
Chongqing Rural Commercial Bank Co. Ltd. Class H	15,839,000	10,833,803
CIFI Holdings Group Co. Ltd.	19,450,000	7,612,818
CIMC Enric Holdings Ltd.[a,b]	5,632,000	3,830,580
CITIC Ltd.	33,047,000	52,417,522
CITIC Resources Holdings Ltd.[a,b]	22,202,000	2,849,168
CITIC Securities Co. Ltd. Class H	12,608,500	26,438,782
CNOOC Ltd.	103,393,000	118,088,368
Cogobuy Group[a,b,c]	4,024,000	3,088,056
Colour Life Services Group Co. Ltd.	4,289,000	2,542,869
Comba Telecom Systems Holdings Ltd.[b]	17,029,524	2,316,511
Concord New Energy Group Ltd.	68,330,000	3,025,217
Coolpad Group Ltd.[a,b]	25,508,000	2,356,866
COSCO SHIPPING International Hong Kong Co. Ltd.[b]	6,892,000	2,918,671
COSCO SHIPPING Ports Ltd.[b]	10,352,000	12,089,035
Country Garden Holdings Co. Ltd.[b]	33,611,733	39,726,153
CPMC Holdings Ltd.	4,427,000	2,329,267
Credit China FinTech Holdings Ltd.[a,b]	94,360,000	12,351,340
CRRC Corp. Ltd. Class H	22,487,750	21,066,619
CSPC Pharmaceutical Group Ltd.	25,164,000	37,653,400
CT Environmental Group Ltd.[b]	19,720,000	3,542,917
Ctrip.com International Ltd. ADR[a,b]	2,155,624	117,804,852
Dah Chong Hong Holdings Ltd.[b]	7,622,000	3,501,692
Dawnrays Pharmaceutical Holdings Ltd.	4,920,000	2,778,074

4

Consolidated Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE MSCI EMERGING MARKETS ETF

May 31, 2017

Security	Shares	Value
Dazhong Transportation Group Co. Ltd. Class B	5,398,150	$3,697,733
Digital China Holdings Ltd.[a,b]	6,318,000	4,962,003
Dongfeng Motor Group Co. Ltd. Class H	15,404,000	17,356,174
Dongjiang Environmental Co. Ltd. Class H	1,828,900	2,980,710
Dongyue Group Ltd.[a,d]	5,746,000	759,502
Eastern Communications Co. Ltd. Class B	2,707,600	1,654,344
ENN Energy Holdings Ltd.	4,516,000	23,760,948
Fang Holdings Ltd. ADR[a,b]	1,628,730	5,537,682
Fantasia Holdings Group Co. Ltd.	24,589,500	3,755,110
Far East Horizon Ltd.[b]	13,066,000	12,106,144
FDG Electric Vehicles Ltd.[a,b]	106,610,000	4,720,011
First Tractor Co. Ltd. Class H	5,444,000	2,794,500
Fosun International Ltd.[b]	14,690,500	22,848,893
Fu Shou Yuan International Group Ltd.[b]	7,380,000	4,669,058
Fufeng Group Ltd.[b]	11,145,400	6,007,184
Fullshare Holdings Ltd.[b]	38,905,000	15,876,637
Fuyao Glass Industry Group Co. Ltd. Class Hc	3,140,000	11,826,704
GCL-Poly Energy Holdings Ltd.[a,b]	78,678,000	8,380,258
Geely Automobile Holdings Ltd.	29,960,000	49,597,238
GF Securities Co. Ltd. Class H	7,443,000	15,435,310
Glorious Property Holdings Ltd.[a,b]	21,104,000	2,329,106
Golden Eagle Retail Group Ltd.[b]	4,498,000	6,464,924
GOME Electrical Appliances Holding Ltd.[b]	70,577,000	9,147,671
Great Wall Motor Co. Ltd. Class Hb	17,901,000	19,135,873
Greatview Aseptic Packaging Co. Ltd.	9,953,000	5,326,182
Greentown China Holdings Ltd.[a,b]	4,622,500	4,864,260
Guangdong Investment Ltd.	16,720,000	24,117,293
Guangdong Land Holdings Ltd.[a]	7,626,000	1,702,833
Guangzhou Automobile Group Co. Ltd. Class H	12,458,000	20,911,349
Guangzhou R&F Properties Co. Ltd. Class H	5,856,000	9,468,858
Haier Electronics Group Co. Ltd.	7,436,000	18,913,374
Haitian International Holdings Ltd.	4,290,000	9,964,645
Haitong Securities Co. Ltd. Class H	18,021,200	30,203,193
Hanergy Thin Film Power Group Ltd.[a,d]	8,046	—

Security	Shares	Value
Hangzhou Steam Turbine Co. Ltd. Class Ba	2,306,300	$2,308,535
Harbin Electric Co. Ltd. Class H	5,840,000	3,297,551
HC International Inc.[b]	3,606,000	2,864,457
Hengan International Group Co. Ltd.	4,221,500	29,606,218
Hengdeli Holdings Ltd.[a,b]	19,934,800	1,893,083
Hi Sun Technology (China) Ltd.[a]	19,521,000	3,281,703
Hisense Kelon Electrical Holdings Co. Ltd. Class H	2,617,000	3,754,668
Hopson Development Holdings Ltd.	4,644,000	4,392,236
Hua Han Health Industry Holdings Ltd. Class Ha,b,d	22,424,288	1,294,962
Hua Hong Semiconductor Ltd.[b,c]	2,951,000	3,877,887
Huabao International Holdings Ltd.[a]	7,177,000	4,172,219
Huadian Fuxin Energy Corp. Ltd. Class H	15,960,000	3,727,608
Huaneng Power International Inc. Class H	23,484,000	18,745,129
Huaneng Renewables Corp. Ltd. Class H	28,802,000	9,536,046
Huangshi Dongbei Electrical Appliance Co. Ltd. Class Ba	1,252,600	2,079,316
Huatai Securities Co. Ltd. Class Hc	9,238,800	18,187,244
IGG Inc.[b]	5,792,000	7,893,671
iKang Healthcare Group Inc. ADR[a,b]	352,747	5,407,612
IMAX China Holding Inc.[a,b,c]	861,700	3,754,238
Industrial & Commercial Bank of China Ltd. Class H	426,325,000	285,039,140
Inner Mongolia Yitai Coal Co. Ltd. Class B	6,937,316	7,055,250
JA Solar Holdings Co. Ltd. ADR[a,b]	385,109	2,649,550
JD.com Inc. ADR[a]	3,864,903	154,712,067
Jiangsu Expressway Co. Ltd. Class H	8,078,000	11,734,815
Jiangxi Copper Co. Ltd. Class H	7,744,000	11,647,130
JinkoSolar Holding Co. Ltd.[a,b]	165,191	2,950,311
Ju Teng International Holdings Ltd.	7,730,000	3,233,874
Jumei International Holding Ltd. ADR[a]	749,277	2,030,541

5

Consolidated Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE MSCI EMERGING MARKETS ETF

May 31, 2017

Security	Shares	Value
K Wah International Holdings Ltd.	9,442,000	$6,119,013
Kaisa Group Holdings Ltd.[a]	5,474,000	1,896,682
Kama Co. Ltd.[a]	2,172,600	2,105,249
Kingboard Chemical Holdings Ltd.	4,258,700	15,712,340
Kingboard Laminates Holdings Ltd.	6,189,000	7,298,977
Kingdee International Software Group Co. Ltd.[a,b]	13,590,000	5,423,827
Kingsoft Corp. Ltd.	4,674,000	12,566,048
Konka Group Co. Ltd. Class Ba	5,098,500	1,766,575
KuangChi Science Ltd.[a,b]	11,485,000	4,318,417
Kunlun Energy Co. Ltd.	19,332,000	17,316,423
KWG Property Holding Ltd.	8,075,500	6,394,117
Lao Feng Xiang Co. Ltd. Class B	1,365,717	5,043,593
Launch Tech Co. Ltd.[a]	1,666,500	2,159,995
Lee & Man Paper Manufacturing Ltd.	10,126,000	8,797,364
Lenovo Group Ltd.[b]	41,002,000	26,834,975
Leyou Technologies Holdings Ltd.[a,b]	18,095,000	3,761,834
Li Ning Co. Ltd.[a]	10,685,500	7,336,258
Lianhua Supermarket Holdings Co. Ltd. Class Ha	4,310,000	2,123,902
Lifetech Scientific Corp.[a,b]	15,356,000	3,704,776
Livzon Pharmaceutical Group Inc. Class H	670,270	4,494,300
Longfor Properties Co. Ltd.	8,934,000	18,183,401
Lonking Holdings Ltd.	15,826,000	4,386,831
Luthai Textile Co. Ltd. Class B	2,309,992	2,608,670
Luye Pharma Group Ltd.[b]	8,671,500	5,219,069
MIE Holdings Corp.[a]	15,202,000	1,365,604
Minth Group Ltd.	4,248,000	17,281,035
MMG Ltd.[a,b]	14,567,999	4,804,620
Momo Inc. ADR[a]	513,322	19,526,769
NetDragon Websoft Holdings Ltd.[b]	1,343,500	3,603,379
NetEase Inc. ADR	463,728	132,060,460
New China Life Insurance Co. Ltd. Class H	4,639,200	25,034,278
New Oriental Education & Technology Group Inc. ADR[a]	789,220	56,563,397
Nexteer Automotive Group Ltd.	5,653,000	8,632,805
Nine Dragons Paper (Holdings) Ltd.	10,028,000	11,890,833
Noah Holdings Ltd. ADR[a,b]	199,567	5,472,127
North Mining Shares Co. Ltd.[a]	107,540,000	2,221,887

Security	Shares	Value
NQ Mobile Inc. ADR[a,b]	753,118	$2,598,257
Parkson Retail Group Ltd.[b]	19,126,000	2,798,047
PAX Global Technology Ltd.[b]	6,265,000	3,714,403
People’s Insurance Co. Group of China Ltd. (The) Class H	38,275,000	16,503,667
PetroChina Co. Ltd. Class H	121,014,000	80,598,869
Phoenix Satellite Television Holdings Ltd.[b]	19,944,000	3,148,063
PICC Property & Casualty Co. Ltd. Class H	26,229,360	43,757,955
Ping An Insurance Group Co. of China Ltd. Class H	30,088,000	192,865,607
Poly Property Group Co. Ltd.[a]	12,662,000	5,362,190
Pou Sheng International Holdings Ltd.[b]	16,450,000	3,124,306
Renhe Commercial Holdings Co. Ltd.[a,b]	118,746,000	2,956,288
Renren Inc. ADR[a]	219,113	1,487,777
Road King Infrastructure Ltd.	3,592,000	4,923,042
Sany Heavy Equipment International Holdings Co. Ltd.[a,b]	13,745,000	2,363,608
Semiconductor Manufacturing International Corp.[a,b]	16,582,200	17,470,739
Shandong Airlines Co. Ltd. Class B	1,374,800	2,702,864
Shandong Chenming Paper Holdings Ltd. Class H	2,976,000	3,460,088
Shandong Luoxin Pharmaceutical Group Stock Co. Ltd. Class H	1,224,000	2,663,994
Shandong Weigao Group Medical Polymer Co. Ltd. Class H	11,492,000	9,025,536
Shang Gong Group Co. Ltd. Class Ba	2,978,300	2,874,059
Shanghai Baosight Software Co. Ltd. Class B	1,880,500	2,516,109
Shanghai Chlor-Alkali Chemical Co. Ltd. Class Ba	3,663,000	2,241,756
Shanghai Electric Group Co. Ltd. Class Ha,b	16,222,000	7,036,344
Shanghai Fosun Pharmaceutical Group Co. Ltd. Class Hb	2,955,500	11,321,430
Shanghai Greencourt Investment Group Co. Ltd. Class Ba	4,270,500	2,348,775
Shanghai Haixin Group Co. Class B	3,503,300	2,168,543

6

Consolidated Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE MSCI EMERGING MARKETS ETF

May 31, 2017

Security	Shares	Value
Shanghai Industrial Holdings Ltd.	3,048,000	$9,524,450
Shanghai Industrial Urban Development Group Ltd.[b]	15,798,000	3,547,857
Shanghai Jin Jiang International Hotels Group Co. Ltd. Class H	9,886,000	2,753,001
Shanghai Jinjiang International Industrial Investment Co. Ltd. Class B	1,423,500	1,863,361
Shanghai Jinjiang International Travel Co. Ltd. Class B	716,000	2,065,660
Shanghai Lingyun Industries Development Co. Ltd. Class Ba	2,020,095	1,860,508
Shanghai Lujiazui Finance & Trade Zone Development Co. Ltd. Class B	5,469,299	8,685,247
Shanghai Pharmaceuticals Holding Co. Ltd. Class H	4,237,900	12,263,748
Shanghai Shibei Hi-Tech Co. Ltd. Class B	3,523,000	1,891,851
Shenzhen Expressway Co. Ltd. Class H	5,352,000	5,116,799
Shenzhen International Holdings Ltd.	5,960,750	9,668,831
Shenzhen Investment Ltd.	19,142,000	9,138,107
Shenzhou International Group Holdings Ltd.[b]	3,339,000	22,860,031
Shimao Property Holdings Ltd.	7,106,500	12,129,234
Shougang Concord International Enterprises Co. Ltd.[a]	82,194,000	2,542,044
Shougang Fushan Resources Group Ltd.	18,564,000	3,120,821
Shui On Land Ltd.	23,225,666	5,633,210
Sihuan Pharmaceutical Holdings Group Ltd.	26,458,000	11,374,382
SINA Corp./China[a]	336,767	32,993,063
Sino Biopharmaceutical Ltd.	26,572,000	23,699,273
Sino Oil And Gas Holdings Ltd.[a,b]	88,675,000	2,127,986
Sino-Ocean Group Holding Ltd.	18,545,500	9,353,132
Sinofert Holdings Ltd.[b]	21,864,000	2,749,677
Sinolink Worldwide Holdings Ltd.[a]	21,532,000	2,403,973
Sinopec Engineering Group Co. Ltd. Class H	8,142,500	7,481,639
Sinopec Kantons Holdings Ltd.[b]	7,726,000	4,084,867
Sinopec Shanghai Petrochemical Co. Ltd. Class H	21,051,000	12,372,692

Security	Shares	Value
Sinopharm Group Co. Ltd. Class H	6,832,800	$31,215,815
Sinosoft Technology Group Ltd.[b]	6,997,600	2,155,194
Sinotrans Ltd. Class H	13,576,000	6,359,027
Sinotrans Shipping Ltd.[b]	13,643,000	2,976,355
Skyworth Digital Holdings Ltd.[b]	12,344,000	6,732,414
SMI Holdings Group Ltd.[b]	48,116,000	4,322,286
SOHO China Ltd.[b]	13,209,500	6,611,149
Sohu.com Inc.[a]	173,204	7,775,128
SSY Group Ltd.	15,250,411	5,890,796
Sun Art Retail Group Ltd.	14,958,500	13,821,224
Sunac China Holdings Ltd.[b]	11,659,000	18,941,789
Sunny Optical Technology Group Co. Ltd.	4,204,000	32,747,441
Superb Summit International Group Ltd.[a,b,d]	6,035,000	54,213
TAL Education Group Class A ADR[b]	270,797	31,539,727
Tarena International Inc. ADR[a,b]	253,062	4,334,952
TCL Multimedia Technology Holdings Ltd.[a,b]	5,118,000	2,462,961
Technovator International Ltd.[a,b]	7,806,000	2,804,869
Tencent Holdings Ltd.	33,130,300	1,137,725,398
Tian Ge Interactive Holdings Ltd.[a,b,c]	3,629,000	2,775,615
Tianjin Capital Environmental Protection Group Co. Ltd. Class H	3,924,000	2,568,178
Tianjin Development Holdings Ltd.	6,404,000	3,607,795
Tianjin Port Development Holdings Ltd.	23,418,000	3,846,677
Tianneng Power International Ltd.[b]	5,048,000	3,951,620
Tibet Water Resources Ltd.[b]	13,210,000	5,339,977
Tingyi Cayman Islands Holding Corp.[b]	11,862,000	14,491,750
Tong Ren Tang Technologies Co. Ltd. Class H	3,954,000	6,220,898
Tongda Group Holdings Ltd.[b]	18,490,000	5,267,637
Towngas China Co. Ltd.[b]	7,379,000	4,583,200
TravelSky Technology Ltd. Class H	5,534,000	16,334,016
Tsingtao Brewery Co. Ltd. Class H	2,250,000	10,250,306

7

Consolidated Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE MSCI EMERGING MARKETS ETF

May 31, 2017

Security	Shares	Value
Tuniu Corp. ADR[a,b]	257,761	$2,111,063
United Photovoltaics Group Ltd.[a,b]	31,780,000	4,771,619
Vinda International Holdings Ltd.	1,861,000	3,773,370
Vipshop Holdings Ltd. ADR[a]	2,366,830	29,277,687
Viva China Holdings Ltd.[a]	21,904,000	2,136,304
Want Want China Holdings Ltd.[b]	29,564,000	20,752,790
Wasion Group Holdings Ltd.[b]	4,030,000	1,887,660
Weibo Corp. ADR[a,b]	190,135	13,980,627
Weichai Power Co. Ltd. Class H	6,193,000	10,045,559
Weiqiao Textile Co. Class H	2,895,000	2,073,045
Welling Holding Ltd.[b]	14,230,000	3,067,893
West China Cement Ltd.[a,b]	19,164,000	2,803,606
Wisdom Sports Group[a,b]	9,786,000	1,758,163
Xiamen International Port Co. Ltd. Class H	14,004,000	2,713,657
Xingda International Holdings Ltd.	8,518,000	3,301,190
Xinhua Winshare Publishing and Media Co. Ltd. Class H	2,993,000	2,500,424
Xinyi Solar Holdings Ltd.[b]	19,738,800	6,180,684
XTEP International Holdings Ltd.	7,484,500	2,785,395
Yanchang Petroleum International Ltd.[a]	53,700,000	1,240,431
Yanzhou Coal Mining Co. Ltd. Class H	11,034,000	8,212,719
YuanShengTai Dairy Farm Ltd.[a]	38,240,000	2,134,682
Yuexiu Property Co. Ltd.	44,144,880	7,704,514
Yuexiu REIT	8,668,000	5,239,210
Yuexiu Transport Infrastructure Ltd.	6,950,000	5,048,091
Yum China Holdings Inc.[a]	2,252,666	86,524,901
Yuzhou Properties Co. Ltd.	11,945,400	6,070,464
YY Inc. ADR[a]	189,413	11,050,354
Zhaojin Mining Industry Co. Ltd. Class Hb	6,563,500	5,365,385
Zhejiang Expressway Co. Ltd. Class H	8,770,000	10,286,598
Zhonglu Co. Ltd. Class B	735,243	1,111,687
Zhongsheng Group Holdings Ltd.	4,028,500	6,193,358
Zhuzhou CRRC Times Electric Co. Ltd. Class H	3,158,400	16,678,729
Zijin Mining Group Co. Ltd. Class H	32,292,000	10,608,669
ZTE Corp. Class H	4,203,440	8,555,276

		8,320,408,627

Security	Shares	Value
COLOMBIA — 0.29%
Almacenes Exito SA	1,026,742	$5,479,995
Bancolombia SA	965,722	10,070,738
Cementos Argos SA	2,744,706	11,005,700
Corp. Financiera Colombiana SA	752,953	6,986,373
Ecopetrol SA	29,328,616	13,395,750
Grupo Argos SA/Colombia	1,634,536	11,710,229
Grupo de Inversiones Suramericana SA	1,548,026	20,443,713
Interconexion Electrica SA ESP	2,352,869	11,350,397

		90,442,895
CZECH REPUBLIC — 0.18%
CEZ AS	938,381	17,858,441
Komercni Banka AS	476,173	18,989,784
Moneta Money Bank ASc	3,395,943	11,570,838
Pegas Nonwovens SA	102,107	4,173,981
Philip Morris CR AS	6,974	4,188,513

		56,781,557
EGYPT — 0.13%
Commercial International Bank Egypt SAE	4,787,590	21,888,015
Egyptian Financial Group-Hermes Holding Co.	3,056,993	4,330,459
Ezz Steel[a]	1,267,261	1,330,274
Global Telecom Holding SAE[a]	23,069,516	8,284,633
Heliopolis Housing	305,586	456,184
Juhayna Food Industries[a]	1,124,159	534,752
Medinet Nasr Housing	258,103	306,444
Orascom Telecom Media And Technology Holding SAE[a]	1,200,000	51,050
Oriental Weavers	105,798	109,890
Palm Hills Developments SAE	1,492,246	248,982
Pioneers Holding For Financial Investments SAE[a]	858,569	408,413
Six of October Development & Investment[a]	1,370,516	1,152,445
Telecom Egypt Co.	612,903	353,858

		39,455,399
GREECE — 0.42%
Alpha Bank AEa	7,953,614	18,334,873
Athens Water Supply & Sewage Co. SA	216,009	1,357,823
Eurobank Ergasias SAa	10,746,043	10,875,534

8

Consolidated Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE MSCI EMERGING MARKETS ETF

May 31, 2017

Security	Shares	Value
FF Group[a,b]	221,741	$4,962,021
Hellenic Exchanges-Athens Stock Exchange SA	564,019	3,323,415
Hellenic Telecommunications Organization SA	1,481,460	16,908,905
JUMBO SA	640,392	11,601,148
Metka Industrial-Construction SA	253,908	2,244,184
Motor Oil Hellas Corinth Refineries SA	434,428	8,373,136
Mytilineos Holdings SAa	622,103	5,442,537
National Bank of Greece SAa,b	31,105,023	10,878,035
OPAP SA	1,368,041	15,229,787
Piraeus Bank SAa	33,653,482	7,530,826
Piraeus Port Authority SA	40,793	655,048
Public Power Corp. SAa	846,965	4,476,338
Titan Cement Co. SA	283,903	8,351,553

		130,545,163
HUNGARY — 0.28%
Magyar Telekom Telecommunications PLC	2,286,710	3,811,837
MOL Hungarian Oil & Gas PLC	280,209	22,807,935
OTP Bank PLC	1,350,287	42,135,980
Richter Gedeon Nyrt	765,336	19,580,550

		88,336,302
INDIA — 9.53%
ACC Ltd.	374,782	9,509,251
Adani Enterprises Ltd.[a]	1,950,448	3,530,879
Adani Ports & Special Economic Zone Ltd.[a]	4,432,917	23,291,365
Adani Power Ltd.[a]	7,912,139	3,396,873
Adani Transmissions Ltd.[a]	2,225,998	4,174,609
Aditya Birla Nuvo Ltd.	290,129	7,572,493
AIA Engineering Ltd.	297,558	6,788,907
Ajanta Pharma Ltd.	217,017	5,280,119
Amara Raja Batteries Ltd.[a]	297,683	4,034,315
Ambuja Cements Ltd.	4,063,920	15,195,609
Apollo Hospitals Enterprise Ltd.[a]	480,852	9,026,036
Apollo Tyres Ltd.	1,786,213	6,328,709
Arvind Ltd.	928,754	5,439,804
Ashok Leyland Ltd.	7,778,021	11,392,173
Asian Paints Ltd.	1,765,583	31,502,467
Aurobindo Pharma Ltd.	1,745,671	15,534,362
Axis Bank Ltd.	9,831,321	78,329,054
Bajaj Auto Ltd.	513,616	22,655,385
Bajaj Finance Ltd.	1,031,524	21,214,829

Security	Shares	Value
Bajaj Finserv Ltd.[a]	261,602	$16,996,832
Balkrishna Industries Ltd.	308,272	7,038,607
Bata India Ltd.	496,286	4,193,663
Bayer CropScience Ltd./India	91,460	6,458,406
Bharat Financial Inclusion Ltd.[a]	241,002	2,748,065
Bharat Forge Ltd.	640,590	11,614,913
Bharat Heavy Electricals Ltd.	3,571,358	7,649,747
Bharat Petroleum Corp. Ltd.	3,147,617	36,230,282
Bharti Airtel Ltd.	7,129,806	41,058,267
Bharti Infratel Ltd.	3,388,810	19,255,080
Biocon Ltd.[a]	375,406	5,519,667
Blue Dart Express Ltd.	59,408	4,070,396
Bosch Ltd.	47,307	17,111,724
Cadila Healthcare Ltd.	1,356,087	9,754,494
Canara Bank Ltd.[a]	914,088	4,971,381
Ceat Ltd.[a]	154,110	4,020,905
Century Textiles & Industries Ltd.	258,368	4,247,735
CESC Ltd.	525,290	7,471,868
CG Power and Industrial Solutions Ltd.[a]	3,330,834	4,271,955
Cipla Ltd.	2,214,416	17,721,849
Coal India Ltd.	4,386,618	17,850,381
Container Corp. of India Ltd.	347,515	6,249,022
Credit Analysis & Research Ltd.	202,186	4,488,235
CRISIL Ltd.	176,311	5,081,102
Crompton Greaves Consumer Electricals Ltd.[a]	2,522,163	8,717,333
Dabur India Ltd.	3,588,800	15,571,676
DCB Bank Ltd.	1,733,287	5,133,775
Dewan Housing Finance Corp. Ltd.	1,082,578	6,990,950
Dish TV India Ltd.[a]	3,237,370	4,242,400
Divi’s Laboratories Ltd.[a]	591,104	5,333,403
Dr. Reddy’s Laboratories Ltd.	680,717	26,627,830
Eicher Motors Ltd.[a]	80,457	35,458,692
Exide Industries Ltd.	1,835,833	6,551,465
Federal Bank Ltd.	8,276,898	14,297,277
Finolex Cables Ltd.	778,364	6,159,233
GAIL (India) Ltd.	3,075,882	19,736,751
Gateway Distriparks Ltd.	898,696	3,454,380
GE T&D India Ltd.	718,342	3,991,964
Glenmark Pharmaceuticals Ltd.	966,527	9,537,189
GMR Infrastructure Ltd.[a]	16,921,722	3,947,178
Godrej Consumer Products Ltd.	765,829	21,502,441
Godrej Industries Ltd.[a]	641,383	6,009,735
Grasim Industries Ltd.	1,742,451	31,193,708

9

Consolidated Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE MSCI EMERGING MARKETS ETF

May 31, 2017

Security	Shares	Value
GRUH Finance Ltd.	981,039	$6,015,174
Gujarat Pipavav Port Ltd.	1,403,126	3,241,412
Havells India Ltd.	1,691,862	12,780,743
HCL Technologies Ltd.	3,309,113	44,325,805
Hero Motocorp Ltd.	310,093	18,001,206
Hexaware Technologies Ltd.	931,715	3,393,568
Hindalco Industries Ltd.	7,288,023	22,670,586
Hindustan Petroleum Corp. Ltd.	2,562,156	22,007,856
Hindustan Unilever Ltd.	3,886,604	64,274,744
Housing Development & Infrastructure Ltd.[a]	2,650,734	3,662,631
Housing Development Finance Corp. Ltd.	8,799,295	214,097,540
ICICI Bank Ltd.	12,568,190	63,590,912
Idea Cellular Ltd.	8,687,981	10,772,450
IDFC Bank Ltd.	8,946,372	7,979,909
IFCI Ltd.[a]	6,760,613	2,687,689
India Cements Ltd. (The)	1,420,823	4,504,485
Indiabulls Housing Finance Ltd.	1,912,319	34,399,216
Indian Hotels Co. Ltd. (The)	3,033,512	6,445,978
Indian Oil Corp. Ltd.	3,652,220	24,309,453
Infosys Ltd.	10,670,413	161,585,974
IRB Infrastructure Developers Ltd.	1,360,511	4,795,105
ITC Ltd.	20,065,972	96,971,018
Jain Irrigation Systems Ltd.	2,830,349	4,430,646
Jaiprakash Associates Ltd.[a]	10,975,513	2,049,828
Jammu & Kashmir Bank Ltd. (The)	1,988,916	2,518,513
Jindal Steel & Power Ltd.[a]	2,066,085	3,898,727
JSW Steel Ltd.	5,441,050	16,347,606
Jubilant Foodworks Ltd.	264,408	3,749,332
Jubilant Life Sciences Ltd.	493,622	5,681,779
Just Dial Ltd.[a]	201,890	1,401,371
Kajaria Ceramics Ltd.	565,242	6,141,268
Karur Vysya Bank Ltd. (The)	2,613,795	4,697,296
KPIT Technologies Ltd.	1,817,280	3,251,782
L&T Finance Holdings Ltd.	3,330,764	6,631,070
Larsen & Toubro Ltd.	1,869,121	51,006,840
LIC Housing Finance Ltd.	1,946,981	22,152,492
Lupin Ltd.	1,340,923	24,129,132
Mahindra & Mahindra Financial Services Ltd.	1,816,330	10,103,547
Mahindra & Mahindra Ltd.	2,200,981	48,336,640
Manappuram Finance Ltd.	3,194,220	4,416,064
Marico Ltd.	2,995,420	14,577,834
Maruti Suzuki India Ltd.	639,449	71,467,246
Max Financial Services Ltd.	711,331	6,435,274

Security	Shares	Value
Max India Ltd.[a]	1,103,815	$2,539,698
MindTree Ltd.	707,649	5,965,990
Motherson Sumi Systems Ltd.[a]	2,580,019	18,016,546
Mphasis Ltd.	592,947	5,638,602
NCC Ltd./India	3,289,223	4,481,133
Nestle India Ltd.	153,268	15,785,511
NIIT Technologies Ltd.	447,297	3,622,676
NTPC Ltd.	9,902,622	24,587,725
Oil & Natural Gas Corp. Ltd.	7,733,715	21,216,174
Page Industries Ltd.	41,053	9,142,946
Persistent Systems Ltd.	427,718	4,020,297
PI Industries Ltd.	471,639	5,985,766
Piramal Enterprises Ltd.[a]	484,923	20,554,362
Power Finance Corp. Ltd.	4,163,303	8,617,624
PTC India Ltd.	3,245,130	4,732,900
Rajesh Exports Ltd.	610,224	6,154,731
Rallis India Ltd.	1,048,356	3,965,457
Ramco Cements Ltd. (The)[a]	624,927	7,013,963
Raymond Ltd.	347,653	3,740,557
Redington India Ltd.	2,622,636	5,329,008
Reliance Capital Ltd.	734,535	6,392,458
Reliance Industries Ltd.[a]	7,573,617	157,376,756
Reliance Infrastructure Ltd.	844,268	6,266,583
Rural Electrification Corp. Ltd.	4,381,431	13,123,241
Shree Cement Ltd.	58,192	16,238,968
Shriram Transport Finance Co. Ltd.	935,901	14,795,707
Siemens Ltd.	522,739	11,079,847
Sintex Industries Ltd.	5,255,267	2,174,762
Sintex Plastics Technology Ltd.[a]	2,781,865	3,313,920
Sobha Ltd.	528,381	3,041,548
SRF Ltd.	140,287	3,552,836
State Bank of India	9,510,850	42,498,110
Strides Shasun Ltd.	342,873	4,809,894
Sun Pharma Advanced Research Co. Ltd.[a]	765,415	3,629,552
Sun Pharmaceuticals Industries Ltd.	5,765,770	44,825,019
Sundaram Finance Ltd.	288,907	7,061,027
Suzlon Energy Ltd.[a]	16,607,459	4,967,823
Tata Communications Ltd.	543,760	6,155,225
Tata Consultancy Services Ltd.	2,751,470	108,600,333
Tata Elxsi Ltd.	102,459	2,118,815
Tata Global Beverages Ltd.	2,573,871	5,959,955
Tata Motors Ltd.	9,340,148	68,929,192
Tata Motors Ltd. Class A	2,054,924	9,169,445

10

Consolidated Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE MSCI EMERGING MARKETS ETF

May 31, 2017

Security	Shares	Value
Tata Power Co. Ltd.	7,413,851	$9,307,531
Tata Steel Ltd.	1,817,601	14,217,967
Tech Mahindra Ltd.	2,792,998	16,882,660
Thermax Ltd.	295,674	4,628,270
Titan Co. Ltd.[a]	2,025,080	14,905,618
Torrent Power Ltd.[a]	1,021,188	3,019,880
TTK Prestige Ltd.	38,770	3,926,664
Tube Investments of India Ltd.	644,509	6,916,085
TV18 Broadcast Ltd.[a]	4,974,698	2,737,163
TVS Motor Co. Ltd.	872,679	7,280,891
Ultratech Cement Ltd.	543,364	35,330,450
Union Bank of India	1,173,039	2,827,148
United Spirits Ltd.[a]	371,045	13,027,694
UPL Ltd.	2,198,830	29,352,949
VA Tech Wabag Ltd.	334,988	3,392,974
Vakrangee Ltd.	1,075,635	6,083,373
Vedanta Ltd.	8,999,239	33,286,863
Vijaya Bank[a]	3,209,373	3,738,134
Voltas Ltd.	857,371	6,462,839
Welspun India Ltd.	1,884,035	2,382,784
Wipro Ltd.	3,653,695	30,324,762
Wockhardt Ltd.	284,928	2,737,111
Yes Bank Ltd.	1,808,591	40,122,857
Zee Entertainment Enterprises Ltd.	3,429,255	27,364,413

		2,978,116,698
INDONESIA — 2.42%
Ace Hardware Indonesia Tbk PT	65,375,800	5,178,038
Adaro Energy Tbk PT	94,055,600	10,733,072
Adhi Karya Persero Tbk PT	17,330,200	3,057,505
AKR Corporindo Tbk PT	12,890,200	6,411,229
Alam Sutera Realty Tbk PTa	85,328,000	2,139,606
Aneka Tambang Persero Tbk PTa	59,089,143	3,437,994
Astra International Tbk PT	117,114,800	76,933,521
Bank Bukopin Tbk	45,665,200	2,159,841
Bank Central Asia Tbk PT	61,931,000	79,738,487
Bank Danamon Indonesia Tbk PT	22,008,100	8,633,057
Bank Mandiri Persero Tbk PT	54,938,300	51,968,662
Bank Negara Indonesia Persero Tbk PT	45,667,500	22,456,616
Bank Pembangunan Daerah Jawa Barat Dan Banten Tbk PT	18,882,500	3,331,372

Security	Shares	Value
Bank Rakyat Indonesia Persero Tbk PT	65,035,400	$70,674,731
Bank Tabungan Negara Persero Tbk PT	32,282,176	6,058,967
Bumi Serpong Damai Tbk PT	51,814,900	7,040,914
Charoen Pokphand Indonesia Tbk PT	46,356,900	11,032,385
Ciputra Development Tbk PT	88,277,327	7,422,718
Eagle High Plantations Tbk PTa	87,443,500	1,798,763
Gudang Garam Tbk PT	2,894,400	16,069,135
Hanjaya Mandala Sampoerna Tbk PT	55,451,100	16,360,572
Hanson International Tbk PTa	444,869,100	4,108,026
Indocement Tunggal Prakarsa Tbk PT	9,692,100	13,461,250
Indofood CBP Sukses Makmur Tbk PT	15,113,600	9,871,496
Indofood Sukses Makmur Tbk PT	25,847,500	16,979,401
Jasa Marga Persero Tbk PT	16,367,880	6,451,304
Kalbe Farma Tbk PT	130,925,900	15,137,079
Kawasan Industri Jababeka Tbk PTa	154,719,313	3,716,981
Krakatau Steel Persero Tbk PTa	27,827,314	1,337,048
Link Net Tbk PT	8,872,500	3,780,138
Lippo Karawaci Tbk PT	81,340,400	4,152,513
Matahari Department Store Tbk PT	14,401,600	16,326,138
Media Nusantara Citra Tbk PT	38,229,200	5,453,114
Mitra Adiperkasa Tbk PTa	7,434,400	3,502,317
Modernland Realty Tbk PTa	88,156,800	1,786,962
Pakuwon Jati Tbk PT	145,717,100	6,673,231
Panin Financial Tbk PTa	147,536,600	2,968,454
Pembangunan Perumahan Persero Tbk PT	23,798,450	5,592,278
Perusahaan Gas Negara Persero Tbk PT	64,396,800	11,603,027
Perusahaan Perkebunan London Sumatra Indonesia Tbk PT	26,367,100	3,018,756
Ramayana Lestari Sentosa Tbk PT	29,911,900	2,919,330
Salim Ivomas Pratama Tbk PT	31,217,500	1,394,475
Semen Indonesia Persero Tbk PT	17,957,400	12,740,047
Siloam International Hospitals Tbk PTa	2,077,337	1,684,327
Sugih Energy Tbk PTa,d	82,105,800	123,282
Summarecon Agung Tbk PT	61,981,100	6,142,271
Surya Citra Media Tbk PT	39,644,700	8,661,117

11

Consolidated Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE MSCI EMERGING MARKETS ETF

May 31, 2017

Security	Shares	Value
Tambang Batubara Bukit Asam Persero Tbk PT	5,396,700	$4,416,219
Telekomunikasi Indonesia Persero Tbk PT	292,977,800	95,679,687
Timah Persero Tbk PT	30,772,652	2,079,233
Tower Bersama Infrastructure Tbk PT	15,271,800	6,621,220
Unilever Indonesia Tbk PT	9,035,500	31,322,388
United Tractors Tbk PT	10,629,900	22,165,576
Waskita Karya Persero Tbk PT	36,841,000	6,582,701
Wijaya Karya Persero Tbk PT	23,206,023	3,989,624

		755,078,195
MALAYSIA — 2.52%
AEON Credit Service M Bhd	1,173,900	5,266,093
AirAsia Bhd	9,656,000	6,723,103
Alliance Financial Group Bhd	7,568,700	7,657,119
AMMB Holdings Bhd	10,265,300	12,495,844
Astro Malaysia Holdings Bhd	11,553,000	6,856,220
Axiata Group Bhd[b]	15,812,600	18,768,226
Berjaya Corp. Bhd[a]	28,504,906	2,264,408
Berjaya Sports Toto Bhd	4,314,673	2,520,253
British American Tobacco Malaysia Bhd	904,000	9,420,187
Bursa Malaysia Bhd	3,372,600	8,510,299
Cahya Mata Sarawak Bhd[b]	4,882,000	4,676,682
Capitaland Malaysia Mall Trust[b]	11,239,400	3,991,563
Carlsberg Brewery Malaysia Bhd	1,247,800	4,308,992
CIMB Group Holdings Bhd	20,546,200	30,723,290
Dialog Group Bhd	22,608,896	10,142,309
DiGi.Com Bhd[b]	18,398,600	21,278,755
DRB-Hicom Bhd[b]	4,267,300	1,565,341
Eastern & Oriental Bhd[b]	7,050,529	3,014,595
Felda Global Ventures Holdings Bhd	9,390,100	3,839,410
Gamuda Bhd	9,793,800	12,219,367
Genting Bhd	12,911,500	30,076,555
Genting Malaysia Bhd	17,895,900	23,457,009
Genting Plantations Bhd[b]	1,708,100	4,366,031
HAP Seng Consolidated Bhd	4,243,100	9,100,855
Hartalega Holdings Bhd	4,399,100	6,238,911
Hong Leong Bank Bhd	4,482,600	14,683,657
Hong Leong Financial Group Bhd	1,716,800	6,722,796
IHH Healthcare Bhd	13,938,300	18,855,784
IJM Corp. Bhd	15,037,800	12,226,996
Inari Amertron Bhd	11,262,300	5,368,012

Security	Shares	Value
IOI Corp. Bhd[b]	13,713,000	$14,578,072
IOI Properties Group Bhd	13,144,241	6,510,699
Kossan Rubber Industries[b]	2,183,800	3,122,630
KPJ Healthcare Bhd	4,423,750	4,310,056
Kuala Lumpur Kepong Bhd	2,607,100	15,082,195
Lafarge Malaysia Bhd	3,180,500	4,079,660
Magnum Bhd	5,992,200	2,422,081
Mah Sing Group Bhd	10,247,123	3,734,933
Malayan Banking Bhd	20,463,800	45,135,110
Malaysia Airports Holdings Bhd	5,383,400	10,942,893
Malaysia Building Society Bhd	10,558,200	3,157,593
Malaysian Resources Corp. Bhd[a]	9,767,600	3,103,723
Maxis Bhd[b]	11,056,800	15,887,692
MISC Bhd	7,119,500	12,475,759
My EG Services Bhd	14,214,200	7,040,679
OSK Holdings Bhd	5,238,800	2,031,871
Pavilion REIT	9,020,300	3,624,980
Petronas Chemicals Group Bhd	14,010,500	23,994,618
Petronas Dagangan Bhd	1,660,100	9,541,696
Petronas Gas Bhd	3,903,600	16,927,761
POS Malaysia Bhd[b]	2,710,600	3,122,257
PPB Group Bhd	2,748,600	10,788,897
Public Bank Bhd	16,456,460	77,130,044
QL Resources Bhd	4,918,450	5,734,361
RHB Bank Bhd	5,375,866	6,770,074
RHB Bank Bhd New[a,d]	1,769,000	4
Sapura Energy Bhd	27,226,000	11,259,350
Sime Darby Bhd	13,382,200	29,140,679
Sunway Bhd	5,640,152	4,678,163
Sunway Construction Group Bhd[b]	6,634,670	3,255,329
Sunway REIT	11,669,600	4,607,856
Supermax Corp. Bhd[b]	4,520,300	2,175,658
Ta Ann Holdings Bhd	3,269,260	2,650,545
Telekom Malaysia Bhd	6,348,400	9,611,596
Tenaga Nasional Bhd	18,803,900	60,541,529
TIME dotCom Bhd	2,711,200	5,701,122
Top Glove Corp. Bhd[b]	4,542,100	5,592,726
UEM Sunrise Bhd[b]	10,481,300	3,085,616
UOA Development Bhd	6,264,500	3,805,537
WCT Holdings Bhd[b]	7,748,968	4,019,325
Westports Holdings Bhd[b]	7,717,000	7,320,332
YTL Corp. Bhd	22,700,900	7,955,923
YTL Power International Bhd	11,408,035	4,078,106

		788,068,392

12

Consolidated Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE MSCI EMERGING MARKETS ETF

May 31, 2017

Security	Shares	Value
MEXICO — 3.40%
Alfa SAB de CV	18,003,700	$25,917,903
Alsea SAB de CV	3,346,000	12,018,889
America Movil SAB de CV	193,244,200	154,700,354
Arca Continental SAB de CV	2,664,700	18,990,822
Axtel SAB de CV CPO[a,b]	10,095,900	1,846,436
Banregio Grupo Financiero SAB de CV	1,632,600	9,160,992
Bolsa Mexicana de Valores SAB de CV	3,013,800	5,138,020
Cemex SAB de CV CPO[a]	83,942,086	69,219,295
Coca-Cola Femsa SAB de CV Series L	2,803,500	22,488,208
Concentradora Fibra Hotelera Mexicana SA de CV	3,789,900	2,802,935
Consorcio ARA SAB de CV	8,072,200	2,624,572
Controladora Vuela Cia. de Aviacion SAB de CV Class Aa,b	3,945,700	5,135,795
Corp Inmobiliaria Vesta SAB de CV	3,680,700	5,088,081
El Puerto de Liverpool SAB de CV Series C1[b]	1,120,285	8,489,095
Fibra Uno Administracion SA de CV	14,696,300	25,974,220
Fomento Economico Mexicano SAB de CV	11,142,300	104,673,196
Genomma Lab Internacional SAB de CV Series Ba	5,183,500	6,475,286
Gentera SAB de CV	6,544,100	10,502,168
Gruma SAB de CV Series B	1,294,995	16,845,503
Grupo Aeromexico SAB de CVa,b	3,080,700	6,285,025
Grupo Aeroportuario del Centro Norte SAB de CV	1,886,200	10,170,459
Grupo Aeroportuario del Pacifico SAB de CV Series B	2,145,600	21,394,270
Grupo Aeroportuario del Sureste SAB de CV Series B	1,263,240	24,823,269
Grupo Bimbo SAB de CV	9,717,128	22,360,026
Grupo Carso SAB de CV Series A1	3,371,800	14,149,090
Grupo Comercial Chedraui SA de CVb	2,496,300	5,196,898
Grupo Financiero Banorte SAB de CV	14,524,800	83,444,703

Security	Shares	Value
Grupo Financiero Inbursa SAB de CV Series O	14,098,800	$23,297,197
Grupo Financiero Santander Mexico SAB de CV Series B	10,424,100	19,031,154
Grupo Herdez SAB de CVb	2,090,700	4,393,871
Grupo Lala SAB de CVb	4,276,400	7,226,507
Grupo Mexico SAB de CV Series B	22,516,431	60,807,055
Grupo Televisa SAB	14,259,000	68,771,816
Industrias Bachoco SAB de CV Series B	1,185,900	5,408,269
Industrias CH SAB de CV Series Ba,b	1,106,700	5,513,437
Industrias Penoles SAB de CV	808,975	17,538,506
Infraestructura Energetica Nova SAB de CV	3,180,500	14,797,137
Kimberly-Clark de Mexico SAB de CV Series A	9,081,600	17,901,142
La Comer SAB de CVa,b	3,083,400	2,326,590
Macquarie Mexico Real Estate Management SA de CV	5,031,200	5,173,851
Mexichem SAB de CV	6,031,983	15,767,192
PLA Administradora Industrial S. de RL de CVb	3,868,300	6,501,710
Promotora y Operadora de Infraestructura SAB de CV	1,459,115	15,080,544
Qualitas Controladora SAB de CV	2,231,700	3,778,416
Telesites SAB de CVa,b	9,578,595	5,993,089
Wal-Mart de Mexico SAB de CV	30,098,800	68,777,298

		1,064,000,291
PAKISTAN — 0.27%
DG Khan Cement Co. Ltd.	2,002,450	4,552,143
Engro Corp. Ltd./Pakistan	2,061,900	7,318,088
Engro Fertilizers Ltd.	5,597,347	3,235,553
Fauji Cement Co. Ltd.	5,743,000	2,482,142
Fauji Fertilizer Co. Ltd.	3,794,920	3,485,238
Habib Bank Ltd.	3,407,600	8,810,321
Hub Power Co. Ltd. (The)	4,775,495	6,036,615
Lucky Cement Ltd.	933,700	7,652,537
MCB Bank Ltd.	2,262,500	4,754,412
National Bank of Pakistan	3,375,500	2,135,707
Nishat Mills Ltd.	2,392,500	3,930,332
Oil & Gas Development Co. Ltd.	4,473,100	7,544,983
Pakistan Oilfields Ltd.	734,200	3,705,141

13

Consolidated Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE MSCI EMERGING MARKETS ETF

May 31, 2017

Security	Shares	Value
Pakistan State Oil Co. Ltd.	1,199,100	$5,325,978
Searle Co. Ltd. (The)	661,500	3,802,860
SUI Northern Gas Pipeline[a]	2,017,500	3,485,184
United Bank Ltd./Pakistan	2,843,900	6,445,468

		84,702,702
PERU — 0.33%
Cia. de Minas Buenaventura SAA ADR	1,178,564	14,661,336
Credicorp Ltd.	403,262	67,554,450
Southern Copper Corp.	572,410	20,011,454

		102,227,240
PHILIPPINES — 1.20%
Aboitiz Equity Ventures Inc.	11,858,220	18,117,883
Aboitiz Power Corp.	7,932,800	6,255,397
Alliance Global Group Inc.	15,645,400	4,865,712
Ayala Corp.	1,533,060	26,734,226
Ayala Land Inc.	41,833,000	33,113,414
Bank of the Philippine Islands	5,184,215	10,977,725
BDO Unibank Inc.	11,935,686	29,374,616
Cebu Air Inc.	1,847,720	3,767,827
Cosco Capital Inc.	17,049,500	2,822,459
D&L Industries Inc.	18,568,800	4,663,184
DMCI Holdings Inc.	24,631,200	6,650,795
DoubleDragon Properties Corp.[a]	4,265,000	4,155,751
Energy Development Corp.	53,856,500	6,600,194
Filinvest Land Inc.	75,978,000	2,594,929
First Gen Corp.	8,132,000	3,100,861
First Philippine Holdings Corp.	1,303,350	1,831,629
Globe Telecom Inc.	205,200	8,698,584
GT Capital Holdings Inc.	543,220	13,041,645
International Container Terminal Services Inc.	3,139,860	6,308,107
JG Summit Holdings Inc.	17,117,733	27,391,812
Jollibee Foods Corp.	2,591,840	10,653,751
Lopez Holdings Corp.	12,428,200	1,797,751
Manila Water Co. Inc.	7,602,000	4,917,818
Megaworld Corp.	69,577,600	6,569,859
Melco Resorts And Entertainment (Philippines) Corp.[a]	12,609,300	2,487,661
Metro Pacific Investments Corp.	84,806,800	10,682,846
Metropolitan Bank & Trust Co.	4,392,682	7,717,530
Nickel Asia Corp.	10,916,924	1,381,750
PLDT Inc.	524,220	18,198,938
Rizal Commercial Banking Corp.	1,696,170	2,184,319
Robinsons Land Corp.	11,012,800	5,487,040

Security	Shares	Value
Security Bank Corp.	919,900	$4,025,198
SM Investments Corp.	1,434,342	22,188,716
SM Prime Holdings Inc.	50,132,596	33,942,109
Universal Robina Corp.	5,243,060	17,064,304
Vista Land & Lifescapes Inc.	30,729,900	3,414,090

		373,780,430
POLAND — 1.27%
Alior Bank SAa	521,438	9,555,972
Asseco Poland SA	443,267	5,764,990
Bank Handlowy w Warszawie SA	207,789	3,880,567
Bank Millennium SAa	3,632,586	6,793,803
Bank Pekao SA	863,921	32,036,195
Bank Zachodni WBK SA	203,426	18,544,457
Budimex SA	82,670	4,842,752
CCC SA	163,494	9,225,904
CD Projekt SA	422,063	8,951,735
Ciech SA	185,547	3,367,961
Cyfrowy Polsat SAa	1,334,850	9,584,219
Enea SAa,b	1,296,533	3,936,859
Eurocash SA	491,825	4,081,086
Getin Noble Bank SAa,b	3,303,970	1,340,605
Globe Trade Centre SAb	1,568,437	3,831,058
Grupa Azoty SA	268,717	4,575,074
Grupa Lotos SAa	614,162	8,882,075
Jastrzebska Spolka Weglowa SAa,b	324,846	5,838,839
KGHM Polska Miedz SA	816,908	23,202,562
KRUK SAb	109,545	8,857,325
LPP SA	7,514	12,661,608
Lubelski Wegiel Bogdanka SAa,b	110,591	1,901,900
mBank SAa	88,267	10,009,183
Netia SAb	2,209,764	2,588,929
Orange Polska SA	3,425,038	4,196,798
PGE Polska Grupa Energetyczna SA	4,673,274	13,712,975
Polski Koncern Naftowy ORLEN SA	1,751,188	49,950,586
Polskie Gornictwo Naftowe i Gazownictwo SA	10,587,400	18,065,536
Powszechna Kasa Oszczednosci Bank Polski SAa	5,319,713	52,190,066
Powszechny Zaklad Ubezpieczen SA	3,506,553	41,770,142
Synthos SA	3,263,166	4,296,582
Tauron Polska Energia SAa	5,917,465	5,120,111
Warsaw Stock Exchange	341,274	4,278,936

		397,837,390

14

Consolidated Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE MSCI EMERGING MARKETS ETF

May 31, 2017

Security	Shares	Value
QATAR — 0.72%
Al Meera Consumer Goods Co. QSC	64,104	$2,718,241
Barwa Real Estate Co.	610,836	5,686,955
Commercial Bank QSC (The)[a]	1,315,471	11,235,622
Doha Bank QSC	324,447	2,771,147
Ezdan Holding Group QSC	4,869,867	14,618,160
Gulf International Services QSC	194,474	1,230,551
Industries Qatar QSC	930,627	26,171,648
Masraf Al Rayan QSC	2,317,765	28,198,668
Mazaya Qatar Real Estate Development QSC[a]	1,003,569	3,368,014
Medicare Group	94,280	2,250,064
Ooredoo QSC	504,568	14,453,049
Qatar Electricity & Water Co. QSC	183,642	10,586,196
Qatar Gas Transport Co. Ltd.	992,991	5,143,307
Qatar Industrial Manufacturing Co. QSC	193,083	2,311,990
Qatar Insurance Co. SAQ	888,700	16,474,582
Qatar Islamic Bank SAQ	424,178	11,905,688
Qatar National Bank QPSC	1,183,099	47,763,252
Qatar National Cement Co. QSC	146,525	2,816,860
Salam International Investment Ltd. QSC	1,052,976	2,891,838
United Development Co. QSC	1,145,670	6,031,664
Vodafone Qatar QSC[a]	2,338,560	5,619,686

		224,247,182
RUSSIA — 2.90%
Aeroflot PJSC[a]	3,913,500	12,947,902
Alrosa PJSC	14,953,600	23,493,716
Gazprom PJSC	47,061,990	99,492,425
Gazprom PJSC ADR	7,755,597	32,290,428
Inter RAO UES PJSC	194,974,000	13,629,717
LSR Group PJSC GDR[e]	1,765,692	5,403,018
Lukoil PJSC	1,853,705	89,415,447
Lukoil PJSC ADR	639,241	30,523,758
M Video OJSC	936,790	6,401,777
Magnit PJSC GDR[e]	1,787,122	63,889,611
Mechel PJSC[a]	631,242	3,396,082
MMC Norilsk Nickel PJSC	329,231	46,140,191
Mobile TeleSystems PJSC ADR	2,959,754	26,075,433
Moscow Exchange MICEX-RTS PJSC	9,084,880	16,169,926

Security	Shares	Value
Novatek PJSC GDR[e]	539,459	$60,635,192
Novolipetsk Steel PJSC	4,142,896	8,210,981
PhosAgro PJSC GDR[e]	808,956	11,487,175
Rosneft Oil Co. PJSC	1,206,660	6,377,415
Rosneft Oil Co. PJSC GDR	5,118,860	26,771,638
Rostelecom PJSC	8,127,910	10,195,238
RusHydro PJSC	643,606,000	8,844,090
Sberbank of Russia PJSC	12,641,030	34,605,411
Sberbank of Russia PJSC ADR	11,956,690	133,317,093
Severstal PJSC	1,190,160	15,499,075
Sistema PJSC FC GDR[e]	1,259,378	5,667,201
Surgutneftegas OJSC	36,799,150	19,578,671
Surgutneftegas OJSC ADR	1,008,003	5,241,616
Tatneft PJSC Class S	8,808,210	60,844,733
VTB Bank PJSC	5,421,870,000	6,296,581
VTB Bank PJSC GDR[e]	10,153,488	22,794,581

		905,636,122
SOUTH AFRICA — 6.54%
Adcock Ingram Holdings Ltd.[b]	744,234	3,488,002
Advtech Ltd.	3,751,658	5,095,626
Aeci Ltd.	876,997	7,128,375
African Rainbow Minerals Ltd.	726,182	4,471,778
Anglo American Platinum Ltd.[a]	303,066	6,410,324
AngloGold Ashanti Ltd.	2,426,370	27,325,126
Aspen Pharmacare Holdings Ltd.	2,257,894	50,855,590
Astral Foods Ltd.	324,504	3,946,343
Attacq Ltd.[a]	3,495,853	4,440,651
AVI Ltd.	1,934,003	14,470,280
Barclays Africa Group Ltd.	2,438,441	25,704,298
Barloworld Ltd.	1,283,543	11,337,132
Bid Corp. Ltd.	1,951,540	44,349,112
Bidvest Group Ltd. (The)	1,961,554	25,416,712
Blue Label Telecoms Ltd.	3,775,324	4,495,030
Brait SEa	2,196,943	13,551,946
Capitec Bank Holdings Ltd.	247,398	14,611,327
Cashbuild Ltd.	168,014	4,383,749
City Lodge Hotels Ltd.	371,206	4,194,498
Clicks Group Ltd.	1,514,853	15,649,125
Clover Industries Ltd.	2,584,874	3,471,656
Coronation Fund Managers Ltd.	1,386,750	7,417,384
DataTec Ltd.	1,275,108	5,047,731
Discovery Ltd.[b]	2,075,960	20,170,404
Emira Property Fund Ltd.	3,843,422	4,016,483
EOH Holdings Ltd.[b]	875,017	8,344,555

15

Consolidated Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE MSCI EMERGING MARKETS ETF

May 31, 2017

Security	Shares	Value
Exxaro Resources Ltd.	1,245,090	$9,639,681
Famous Brands Ltd.	545,653	5,549,533
FirstRand Ltd.	19,315,482	72,230,271
Fortress Income Fund Ltd.	4,580,459	12,154,347
Fortress Income Fund Ltd. Class A	5,424,966	6,981,642
Foschini Group Ltd. (The)	1,169,264	12,281,207
Gold Fields Ltd.	4,873,622	17,149,384
Grindrod Ltd.[a]	3,196,223	2,765,677
Growthpoint Properties Ltd.	11,209,755	21,329,245
Harmony Gold Mining Co. Ltd.	2,528,095	5,038,456
Hosken Consolidated Investments Ltd.	484,460	4,901,455
Hudaco Industries Ltd.	399,656	3,973,450
Hyprop Investments Ltd.	1,390,389	12,519,168
Impala Platinum Holdings Ltd.[a]	3,468,238	9,671,219
Imperial Holdings Ltd.	842,150	10,601,718
Investec Ltd.	1,488,580	11,644,480
JSE Ltd.	630,908	6,324,749
KAP Industrial Holdings Ltd.	4,666,378	3,167,245
Lewis Group Ltd.[b]	873,715	2,195,841
Liberty Holdings Ltd.	845,995	7,337,036
Life Healthcare Group Holdings Ltd.	6,927,322	14,672,868
Massmart Holdings Ltd.	702,476	6,189,300
Metair Investments Ltd.[b]	1,895,831	2,947,353
MMI Holdings Ltd./South Africa	5,341,311	8,879,062
Mondi Ltd.	676,807	17,722,604
Mpact Ltd.	1,569,443	3,856,286
Mr. Price Group Ltd.	1,395,147	15,870,475
MTN Group Ltd.	9,753,088	86,907,789
Murray & Roberts Holdings Ltd.	3,127,853	3,152,463
Nampak Ltd.[a]	3,192,012	4,962,461
Naspers Ltd. Class N	2,555,070	526,187,952
Nedbank Group Ltd.	1,291,857	21,564,178
Netcare Ltd.	5,467,684	11,178,975
New Europe Property Investments PLC	1,328,913	15,419,372
Northam Platinum Ltd.[a]	2,049,938	6,837,143
Omnia Holdings Ltd.	452,447	5,242,878
Pick n Pay Stores Ltd.	2,212,039	10,093,725
Pioneer Foods Group Ltd.	794,955	8,560,706
PPC Ltd.[a]	9,703,591	4,518,347
PSG Group Ltd.	569,029	10,337,783
Rand Merchant Investment Holdings Ltd.	4,286,115	13,112,286

Security	Shares	Value
Redefine Properties Ltd.	27,066,877	$21,655,554
Remgro Ltd.	3,022,971	49,908,108
Resilient REIT Ltd.	1,615,132	14,731,400
Reunert Ltd.	1,189,402	6,525,982
RMB Holdings Ltd.	4,009,609	18,703,653
Royal Bafokeng Platinum Ltd.[a,b]	455,949	1,000,676
SA Corporate Real Estate Ltd.	14,142,851	5,952,627
Sanlam Ltd.	8,089,083	42,100,959
Sappi Ltd.	3,258,557	23,874,050
Sasol Ltd.	3,183,390	94,659,757
Shoprite Holdings Ltd.	2,480,210	39,310,941
Sibanye Gold Ltd.[b]	4,504,547	5,404,261
SPAR Group Ltd. (The)	1,118,217	14,494,314
Standard Bank Group Ltd.	7,436,369	82,641,047
Steinhoff International Holdings NV Class H	17,170,580	91,151,055
Sun International Ltd./South Africa	825,089	4,067,175
Super Group Ltd./South Africa[a]	2,426,587	6,878,819
Telkom SA SOC Ltd.	1,607,964	8,993,258
Tiger Brands Ltd.	937,001	27,286,634
Tongaat Hulett Ltd.	668,118	6,009,199
Trencor Ltd.	1,243,361	3,177,648
Truworths International Ltd.	2,569,681	14,586,453
Tsogo Sun Holdings Ltd.	2,705,568	4,897,670
Vodacom Group Ltd.	2,952,408	37,001,797
Vukile Property Fund Ltd.	4,090,962	5,848,109
Wilson Bayly Holmes-Ovcon Ltd.	415,407	4,376,718
Woolworths Holdings Ltd./South Africa	5,750,935	29,395,243
Zeder Investments Ltd.	9,962,934	5,266,217

		2,045,362,371
SOUTH KOREA — 15.00%
Able C&C Co. Ltd.	148,172	3,513,725
Advanced Process Systems Corp.[a,b]	64,573	3,177,896
Ahnlab Inc.[b]	37,792	1,907,153
AK Holdings Inc.[b]	37,005	2,273,976
ALUKO Co. Ltd.[b]	352,018	1,521,764
Amicogen Inc.[a,b]	56,597	2,039,736
AmorePacific Corp.	186,465	57,125,308
AmorePacific Group	171,757	23,088,093
Aprogen pharmaceuticals Inc.[a,b]	685,650	2,342,454
Asiana Airlines Inc.[a]	596,749	2,718,310
ATGen Co. Ltd.[a,b]	64,657	1,972,166

16

Consolidated Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE MSCI EMERGING MARKETS ETF

May 31, 2017

Security	Shares	Value
BGF retail Co. Ltd.	131,509	$16,385,768
Binex Co. Ltd.[a,b]	211,685	2,769,905
Binggrae Co. Ltd.	50,472	3,227,756
BNK Financial Group Inc.	1,394,233	12,452,956
Boditech Med Inc.[b]	150,102	2,587,503
Bukwang Pharmaceutical Co. Ltd.[b]	184,745	3,778,725
Byucksan Corp.[b]	488,290	1,823,019
Caregen Co. Ltd.[b]	26,552	1,721,753
Cell Biotech Co. Ltd.	59,655	1,987,434
Celltrion Inc.[a,b]	454,100	38,774,527
Cellumed Co. Ltd.[a]	140,138	1,502,015
Chabiotech Co. Ltd.[a,b]	252,827	2,845,320
Cheil Worldwide Inc.	400,795	6,873,226
Chong Kun Dang Pharmaceutical Corp.	38,013	4,193,110
CJ CGV Co. Ltd.[b]	93,276	7,039,855
CJ CheilJedang Corp.	44,737	15,243,985
CJ Corp.	84,171	15,900,470
CJ E&M Corp.	116,983	8,212,633
CJ Freshway Corp.[b]	62,910	2,404,920
CJ Korea Express Corp.[a,b]	51,120	8,789,389
CJ O Shopping Co. Ltd.	19,508	3,340,196
Com2uSCorp.[b]	58,313	6,145,886
Cosmax Inc.[b]	47,338	5,411,990
Coway Co. Ltd.	304,781	27,358,423
CROWNHAITAI Holdings Co. Ltd.[b]	34,264	884,449
CrystalGenomics Inc.[a,b]	150,183	2,025,512
Daeduck Electronics Co.	400,107	3,805,948
Daeduck GDS Co. Ltd.	237,521	3,850,488
Daekyo Co. Ltd.	249,101	1,835,551
Daelim Industrial Co. Ltd.	157,511	12,999,300
Daesang Corp.[b]	138,350	3,453,807
Daewoo Engineering & Construction Co. Ltd.[a,b]	750,522	5,061,130
Daewoo Shipbuilding & Marine Engineering Co. Ltd.[a,b,d]	397,780	1,273,351
Daewoong Pharmaceutical Co. Ltd.[b]	33,925	2,936,167
Daishin Securities Co. Ltd.	244,399	2,826,873
Daou Technology Inc.[b]	165,350	3,167,879
Dawonsys Co. Ltd.[b]	189,000	2,295,820
DGB Financial Group Inc.	963,233	9,893,872
DIO Corp.[a,b]	78,534	2,549,760
Dong-A Socio Holdings Co. Ltd.[b]	27,449	3,873,653
Dong-A ST Co. Ltd.[b]	39,882	3,686,841
Dongbu HiTek Co. Ltd.[a,b]	223,139	3,986,049

Security	Shares	Value
Dongbu Insurance Co. Ltd.	287,773	$17,401,065
DongKook Pharmaceutical Co. Ltd.	49,684	3,030,919
Dongkuk Steel Mill Co. Ltd.	349,644	3,903,671
Dongsuh Cos. Inc.	230,197	6,661,649
Dongwon Industries Co. Ltd.[b]	12,202	3,689,154
Doosan Bobcat Inc.	144,207	4,804,324
Doosan Heavy Industries & Construction Co. Ltd.	305,780	6,227,031
Doosan Infracore Co. Ltd.[a,b]	782,988	5,573,789
DoubleUGames Co. Ltd.	69,914	3,428,259
Douzone Bizon Co. Ltd.[b]	139,088	4,093,381
E-MART Inc.	120,012	26,047,621
E1 Corp.	24,969	1,411,699
Emerson Pacific Inc.[a,b]	57,096	1,858,833
EO Technics Co. Ltd.[b]	54,174	4,296,759
Fila Korea Ltd.[b]	73,207	5,015,163
Foosung Co. Ltd.[a,b]	388,161	2,957,318
G-SMATT GLOBAL Co. Ltd.[a,b]	130,165	1,586,953
G-treeBNT Co. Ltd.[a,b]	137,916	2,057,161
GemVax & Kael Co. Ltd.[a,b]	223,494	2,654,939
Genexine Co. Ltd.[a,b]	72,849	2,921,508
Golfzon Co. Ltd.	12,029	625,302
GOLFZONNEWDIN Co. Ltd.	1	5
Grand Korea Leisure Co. Ltd.	207,913	4,122,605
Green Cross Cell Corp.	89,064	2,402,405
Green Cross Corp./South Korea[b]	33,397	5,369,293
Green Cross Holdings Corp.[b]	159,115	5,045,179
GS Engineering & Construction Corp.[a,b]	255,553	7,007,393
GS Holdings Corp.	291,944	19,009,215
GS Home Shopping Inc.	22,972	4,540,643
GS Retail Co. Ltd.	158,970	7,965,539
Gwangju Shinsegae Co. Ltd.	8,684	2,001,136
Halla Holdings Corp.[b]	54,538	3,176,025
Hana Financial Group Inc.	1,703,891	62,472,960
Hana Tour Service Inc.[b]	63,437	5,280,751
Hanall Biopharma Co. Ltd.[a,b]	195,037	2,552,065
Hancom Inc.[b]	168,350	2,729,147
Handsome Co. Ltd.	122,636	3,888,512
Hanil Cement Co. Ltd.	22,604	2,604,427
Hanjin Heavy Industries & Construction Co. Ltd.[a,b]	509,585	1,932,108
Hanjin Kal Corp.[a,b]	263,403	5,493,444
Hanjin Transportation Co. Ltd.[b]	72,374	1,981,300
Hankook Shell Oil Co. Ltd.	8,514	3,224,309

17

Consolidated Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE MSCI EMERGING MARKETS ETF

May 31, 2017

Security	Shares	Value
Hankook Tire Co. Ltd.	431,572	$23,475,111
Hankook Tire Worldwide Co. Ltd.	181,497	3,379,968
Hanmi Pharm Co. Ltd.[a,b]	36,085	12,311,960
Hanmi Science Co. Ltd.[a,b]	79,419	5,249,201
Hanon Systems	1,096,969	10,140,791
Hansae Co. Ltd.[b]	128,781	3,094,149
Hansol Chemical Co. Ltd.[b]	58,018	3,979,798
Hansol Holdings Co. Ltd.[a]	396,481	2,358,488
Hansol Technics Co. Ltd.[a]	143,552	2,077,119
Hanssem Co. Ltd.[b]	62,735	12,327,349
Hanwha Chemical Corp.	598,303	15,924,821
Hanwha Corp.	245,838	10,506,742
Hanwha General Insurance Co. Ltd.	498,428	3,436,820
Hanwha Investment & Securities Co. Ltd.[a,b]	933,928	2,598,415
Hanwha Life Insurance Co. Ltd.	1,245,645	7,832,566
Hanwha Techwin Co. Ltd.[a,b]	215,952	9,634,514
Hite Jinro Co. Ltd.	169,553	3,664,865
HLB Inc.[a,b]	206,897	2,457,780
HMC Investment Securities Co. Ltd.	268,642	2,867,338
Homecast Co. Ltd.[a,b]	189,621	1,656,389
Hotel Shilla Co. Ltd.[b]	182,317	9,900,745
HS Industries Co. Ltd.[b]	252,159	2,166,639
Huchems Fine Chemical Corp.	147,009	3,341,710
Hugel Inc.[a]	14,609	6,100,132
Humedix Co. Ltd.[b]	91,584	2,678,971
Huons Co. Ltd.[a]	50,402	2,656,054
Huons Global Co. Ltd.[b]	64,375	2,110,184
Hwa Shin Co. Ltd.	18,989	98,371
Hy-Lok Corp.	112,726	2,411,386
Hyosung Corp.	119,838	17,982,122
Hyundai Construction Equipment Co. Ltd.[a,b]	10,338	2,788,564
Hyundai Corp.	109,044	2,132,961
Hyundai Department Store Co. Ltd.	81,533	8,447,506
Hyundai Development Co. Engineering & Construction	350,178	16,076,410
Hyundai Electric & Energy System Co. Ltd.[a]	10,708	2,802,290
Hyundai Elevator Co. Ltd.[b]	82,314	4,587,704
Hyundai Engineering & Construction Co. Ltd.	449,298	19,543,420
Hyundai Glovis Co. Ltd.	113,445	16,161,555
Hyundai Greenfood Co. Ltd.	305,159	4,987,861

Security	Shares	Value
Hyundai Heavy Industries Co. Ltd.[a]	178,196	$27,534,752
Hyundai Home Shopping Network Corp.	43,684	5,345,398
Hyundai Livart Furniture Co. Ltd.[b]	86,996	2,167,907
Hyundai Marine & Fire Insurance Co. Ltd.	363,374	12,252,026
Hyundai Mipo Dockyard Co. Ltd.[a,b]	70,800	6,418,542
Hyundai Mobis Co. Ltd.	393,142	96,389,317
Hyundai Motor Co.	895,332	130,349,335
Hyundai Robotics Co. Ltd.[a]	34,756	12,665,638
Hyundai Rotem Co. Ltd.[a]	162,585	3,180,253
Hyundai Steel Co.	442,843	23,415,778
Hyundai Wia Corp.[b]	93,352	5,753,205
Il Dong Pharmaceutical Co. Ltd.	112,750	2,275,947
IlDong Holdings Co. Ltd.	1	17
Ilyang Pharmaceutical Co. Ltd.[b]	98,891	3,784,815
iMarketKorea Inc.	171,003	2,039,023
InBody Co. Ltd.[b]	105,564	2,819,189
Industrial Bank of Korea	1,323,161	15,245,424
Innocean Worldwide Inc.[b]	64,187	3,766,600
Interpark Holdings Corp.	547,466	2,987,690
IS Dongseo Co. Ltd.	89,768	3,860,601
JB Financial Group Co. Ltd.	686,566	3,795,859
Jeil Pharmaceutical Co.[b]	42,984	2,633,711
Jenax Inc.[a,b]	103,307	2,408,282
Jusung Engineering Co. Ltd.[a,b]	283,085	2,932,999
JW Holdings Corp.[b]	238,894	2,093,203
JW Pharmaceutical Corp.[b]	76,528	3,547,520
JW Shinyak Corp.[b]	305,676	2,290,659
Kakao Corp.[b]	189,394	16,713,225
Kangwon Land Inc.	671,866	21,753,432
KB Capital Co. Ltd.	80,529	2,010,348
KB Financial Group Inc.	2,229,330	106,727,481
KB Insurance Co. Ltd.	257,552	6,970,191
KC Tech Co. Ltd.[b]	169,308	2,888,338
KCC Corp.	29,139	10,605,701
KEPCO Engineering & Construction Co. Inc.[b]	105,313	2,224,591
KEPCO Plant Service & Engineering Co. Ltd.	143,423	6,789,406
Kia Motors Corp.	1,498,255	52,256,929
KISWIRE Ltd.	55,068	1,967,417
KIWOOM Securities Co. Ltd.	71,425	5,358,789
Koh Young Technology Inc.	90,183	4,663,805
Kolon Corp.[b]	44,457	2,811,322

18

Consolidated Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE MSCI EMERGING MARKETS ETF

May 31, 2017

Security	Shares	Value
Kolon Industries Inc.[b]	92,774	$5,841,878
Kolon Life Science Inc.[b]	33,569	4,884,236
Komipharm International Co. Ltd.[a,b]	215,838	7,142,549
Korea Aerospace Industries Ltd. Class A	395,877	22,488,190
Korea Electric Power Corp.	1,457,199	55,575,560
Korea Gas Corp.[a]	136,666	6,200,994
Korea Investment Holdings Co. Ltd.	215,415	11,775,096
Korea Kolmar Co. Ltd.[b]	87,709	6,690,201
Korea PetroChemical Ind. Co. Ltd.	19,269	4,646,865
Korea REIT Co. Ltd.[b]	1,042,375	3,328,412
Korea Zinc Co. Ltd.	50,612	19,799,979
Korean Air Lines Co. Ltd.[a]	259,975	8,243,223
Korean Reinsurance Co.	562,253	6,001,182
KT Corp.	51,660	1,501,905
KT Skylife Co. Ltd.	207,574	3,040,562
KT&G Corp.	674,216	66,843,494
Kukdo Chemical Co. Ltd.[b]	62,210	2,944,918
Kumho Industrial Co. Ltd.	212,547	2,040,800
Kumho Petrochemical Co. Ltd.[b]	103,686	7,242,091
Kumho Tire Co. Inc.[a,b]	703,797	4,532,312
Kwang Dong Pharmaceutical Co. Ltd.	411,419	3,413,793
Kwangju Bank	300,575	3,396,100
Leaders Cosmetics Co. Ltd.[a,b]	132,538	2,225,540
LF Corp.[b]	134,161	3,582,899
LG Chem Ltd.	263,384	71,044,987
LG Corp.	544,073	39,362,194
LG Display Co. Ltd.	1,339,732	39,009,703
LG Electronics Inc.	613,223	45,186,582
LG Hausys Ltd.	40,196	4,092,840
LG Household & Health Care Ltd.	54,412	47,773,308
LG Innotek Co. Ltd.[b]	83,884	10,039,707
LG International Corp.	175,917	5,295,108
LG Uplus Corp.	790,868	11,443,428
Loen Entertainment Inc.[b]	49,019	3,577,038
Lotte Chemical Corp.	89,176	28,713,780
Lotte Chilsung Beverage Co. Ltd.[b]	3,702	5,971,608
Lotte Confectionery Co. Ltd.[b]	33,624	6,607,074
LOTTE Fine Chemical Co. Ltd.	114,189	4,324,414
Lotte Food Co. Ltd.[b]	5,699	3,476,614
LOTTE Himart Co. Ltd.	41,350	2,400,634
Lotte Shopping Co. Ltd.[b]	69,113	17,685,669
LS Corp.	102,611	6,736,253
LS Industrial Systems Co. Ltd.	91,356	4,471,516
Lutronic Corp.[b]	188,352	2,220,656

Security	Shares	Value
Macrogen Inc.[a,b]	130,871	$3,430,747
Maeil Dairy Industry Co. Ltd.	55,642	2,683,698
Mando Corp.[b]	39,447	9,090,145
Medipost Co. Ltd.[a,b]	56,537	3,474,228
Medy-Tox Inc.	24,925	11,620,981
Meritz Fire & Marine Insurance Co. Ltd.	360,295	6,049,970
Meritz Securities Co. Ltd.	1,499,412	5,939,525
Mirae Asset Daewoo Co. Ltd.	2,027,867	17,206,803
Modetour Network Inc.[b]	90,827	3,634,378
Muhak Co. Ltd.	120,040	2,717,947
Namhae Chemical Corp.	299,021	2,964,570
Namyang Dairy Products Co. Ltd.[b]	3,955	2,910,790
Naturalendo Tech Co. Ltd.[a,b]	84,989	1,081,720
NAVER Corp.	161,716	122,052,537
NCsoft Corp.	101,866	34,437,550
Neowiz[a]	32,712	375,446
Netmarble Games Corp.[a,c]	80,000	10,861,022
Nexen Corp.	319,731	2,473,089
Nexen Tire Corp.	238,463	2,843,409
NH Investment & Securities Co. Ltd.	739,752	9,349,313
NHN Entertainment Corp.[a,b]	64,990	4,109,764
NHN KCP Corp.[a,b]	126,312	1,551,259
NICE Holdings Co. Ltd.[b]	176,198	2,761,946
NICE Information Service Co. Ltd.	314,760	2,336,241
Nong Shim Holdings Co. Ltd.[b]	24,973	2,665,482
NongShim Co. Ltd.[b]	18,560	5,752,340
NS Shopping Co. Ltd.[b]	166,135	2,567,109
NUTRIBIOTECH Co. Ltd.[a,b]	90,147	1,723,067
OCI Co. Ltd.[b]	96,152	7,643,380
Orion Corp./Republic of Korea[b]	21,171	15,089,727
Osstem Implant Co. Ltd.[a]	77,834	3,635,868
Ottogi Corp.[b]	7,903	6,007,014
Paradise Co. Ltd.[b]	293,741	4,040,382
Partron Co. Ltd.[b]	264,518	2,445,303
Poongsan Corp.	146,624	5,421,788
POSCO	423,247	106,605,622
POSCO Chemtech Co. Ltd.[b]	184,689	2,416,661
Posco Daewoo Corp.	209,973	4,529,160
POSCO ICT Co. Ltd.[b]	365,889	2,372,592
Pyeong Hwa Automotive Co. Ltd.[b]	164,858	2,068,824
S&T Dynamics Co. Ltd.[a]	275,972	2,275,117
S&T Motiv Co. Ltd.	76,748	3,180,696
S-1 Corp.	99,290	9,267,421

19

Consolidated Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE MSCI EMERGING MARKETS ETF

May 31, 2017

Security	Shares	Value
S-Oil Corp.	261,515	$24,175,422
Samchully Co. Ltd.	17,671	1,870,323
Samjin Pharmaceutical Co. Ltd.	115,485	3,599,881
Samkwang Glass[b]	48,863	2,836,812
Samsung Biologics Co. Ltd.[a,b]	100,487	19,745,570
Samsung C&T Corp.	432,821	53,155,491
Samsung Card Co. Ltd.	160,205	6,009,834
Samsung Electro-Mechanics Co. Ltd.	317,682	23,409,043
Samsung Electronics Co. Ltd.	568,842	1,135,550,080
Samsung Engineering Co. Ltd.[a,b]	739,754	8,325,206
Samsung Fire & Marine Insurance Co. Ltd.	177,225	46,300,744
Samsung Heavy Industries Co. Ltd.[a,b]	1,433,358	15,746,966
Samsung Life Insurance Co. Ltd.	404,178	44,042,261
Samsung SDI Co. Ltd.	316,222	46,744,142
Samsung SDS Co. Ltd.	199,592	29,058,142
Samsung Securities Co. Ltd.	338,854	12,151,651
Samyang Corp.	23,561	2,026,549
Samyang Holdings Corp.	25,318	3,018,893
Seah Besteel Corp.	91,473	2,324,408
Sebang Co. Ltd.	141,408	1,951,370
Sebang Global Battery Co. Ltd.	83,081	2,890,322
Seegene Inc.[a,b]	102,183	3,545,739
Seobu T&Db	229,587	3,783,387
Seoul Semiconductor Co. Ltd.[b]	230,868	3,928,220
SFA Engineering Corp.[b]	59,044	4,741,029
Shinhan Financial Group Co. Ltd.	2,419,528	106,864,648
Shinsegae Food Co. Ltd.[b]	17,082	2,517,444
Shinsegae Inc.[b]	42,875	9,324,815
Shinsegae International Inc.	29,064	2,040,399
Silicon Works Co. Ltd.	88,523	2,482,692
Sindoh Co. Ltd.	53,286	2,603,380
SK Bioland Co. Ltd.[b]	156,228	2,651,243
SK Chemicals Co. Ltd.[b]	91,717	5,873,624
SK Gas Ltd.[b]	32,884	3,509,859
SK Holdings Co. Ltd.	209,088	51,076,785
SK Hynix Inc.	3,381,744	172,168,103
SK Innovation Co. Ltd.	372,543	56,234,161
SK Materials Co. Ltd.[b]	37,425	6,565,086
SK Networks Co. Ltd.	784,419	5,184,620
SK Securities Co. Ltd.[a,b]	2,450,616	3,272,303
SK Telecom Co. Ltd.	113,230	25,637,554
SKC Co. Ltd.	132,799	3,754,098
SL Corp.	117,774	2,182,753

Security	Shares	Value
SM Entertainment Co.[a,b]	164,000	$4,167,381
Songwon Industrial Co. Ltd.	127,268	2,262,088
Soulbrain Co. Ltd.[b]	63,625	3,744,987
SPC Samlip Co. Ltd.	16,522	3,290,823
Ssangyong Cement Industrial Co. Ltd.[b]	174,357	2,437,198
Ssangyong Motor Co.[a]	350,376	2,265,740
Sung Kwang Bend Co. Ltd.[b]	200,306	1,941,158
Sungwoo Hitech Co. Ltd.	294,360	2,166,422
Taekwang Industrial Co. Ltd.	2,861	2,810,915
Taewoong Co. Ltd.[a,b]	75,039	1,903,454
Taeyoung Engineering & Construction Co. Ltd.[a]	498,388	3,093,780
Tera Resource Co. Ltd.[a,d]	49,111	—
Tongyang Inc.	1,133,711	2,501,131
Tongyang Life Insurance Co. Ltd.	319,302	3,080,084
Toptec Co. Ltd.[b]	129,358	3,177,336
Value Added Technologies Co. Ltd.[b]	83,977	2,235,186
Vieworks Co. Ltd.	49,957	2,596,907
ViroMed Co. Ltd.[a,b]	82,523	7,429,723
Webzen Inc.[a,b]	119,361	2,142,869
Wonik Holdings Co. Ltd.[a,b]	201,898	1,442,644
WONIK IPS Co. Ltd.[a,b]	169,126	4,426,038
Woongjin Thinkbig Co. Ltd.[a]	333,903	2,451,485
Woori Bank	1,693,083	23,136,986
YG Entertainment Inc.[b]	104,291	3,222,998
Youlchon Chemical Co. Ltd.	224,450	2,756,509
Youngone Corp.[b]	143,986	4,732,659
Youngone Holdings Co. Ltd.	55,063	2,818,069
Yuanta Securities Korea Co. Ltd.[a]	588,712	2,098,036
Yuhan Corp.	47,417	10,587,933
Yungjin Pharmaceutical Co. Ltd.[a,b]	553,064	6,174,795

		4,687,997,097
TAIWAN — 12.85%
A-DATA Technology Co. Ltd.[b]	1,637,820	4,089,241
AcBel Polytech Inc.[b]	3,397,000	2,586,233
Accton Technology Corp.[b]	2,885,000	6,435,836
Acer Inc.[b]	16,449,872	9,023,667
Advanced Ceramic X Corp.[b]	308,000	3,256,225
Advanced Semiconductor Engineering Inc.[b]	37,164,444	47,569,105

20

Consolidated Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE MSCI EMERGING MARKETS ETF

May 31, 2017

Security	Shares	Value
Advanced Wireless Semiconductor Co.[b]	1,365,000	$2,636,607
Advantech Co. Ltd.[b]	1,754,302	14,230,848
Airtac International Group[b]	690,190	7,618,042
Alpha Networks Inc.[b]	3,109,700	2,760,364
Ambassador Hotel (The)[b]	2,883,000	2,218,872
AmTRAN Technology Co. Ltd.[b]	4,972,000	3,355,550
Ardentec Corp.	4,163,546	3,564,324
Asia Cement Corp.	12,830,050	11,879,281
Asia Optical Co. Inc.[a,b]	1,913,000	3,243,559
Asia Pacific Telecom Co. Ltd.[a]	10,930,000	3,742,777
Asia Polymer Corp.[b]	6,245,027	3,840,985
Asustek Computer Inc.	3,876,000	36,725,290
AU Optronics Corp.[b]	49,718,000	19,421,739
Bank of Kaohsiung Co. Ltd.[b]	14,348,149	4,755,844
BES Engineering Corp.[b]	13,963,000	2,854,897
Bioteque Corp.[b]	767,000	2,430,104
Bizlink Holding Inc.[b]	669,055	4,938,004
Brogent Technologies Inc.[b]	353,799	2,293,654
Capital Securities Corp.	14,420,000	4,784,454
Catcher Technology Co. Ltd.[b]	3,803,000	40,205,924
Cathay Financial Holding Co. Ltd.[b]	47,334,078	74,119,322
Cathay Real Estate Development Co. Ltd.[b]	4,962,900	3,167,914
Center Laboratories Inc.[a,b]	1,860,736	3,581,788
Chailease Holding Co. Ltd.[b]	5,953,945	16,073,019
Chang Hwa Commercial Bank Ltd.	26,233,067	15,306,038
Cheng Loong Corp.[b]	7,660,000	3,565,278
Cheng Shin Rubber Industry Co. Ltd.[b]	10,570,650	21,331,775
Cheng Uei Precision Industry Co. Ltd.[b]	2,612,000	3,707,982
Chicony Electronics Co. Ltd.	3,039,728	7,892,641
Chin-Poon Industrial Co. Ltd.[b]	2,252,000	4,357,406
China Airlines Ltd.	11,106,000	3,400,587
China Bills Finance Corp.[b]	9,984,000	5,095,063
China Development Financial Holding Corp.	66,999,000	18,309,511
China Life Insurance Co. Ltd./Taiwan	20,170,369	19,782,103
China Man-Made Fiber Corp.	12,018,550	3,144,586
China Metal Products[b]	2,466,146	2,381,779
China Motor Corp.[b]	3,444,000	3,188,783
China Petrochemical Development Corp.[a,b]	13,830,900	5,195,956
China Steel Chemical Corp.[b]	1,055,000	4,279,065

Security	Shares	Value
China Steel Corp.[b]	70,286,529	$57,834,090
China Synthetic Rubber Corp.	4,226,100	4,271,201
Chipbond Technology Corp.[b]	3,842,000	5,811,729
Chlitina Holding Ltd.[b]	426,000	1,933,209
Chong Hong Construction Co. Ltd.[b]	1,478,122	3,420,236
Chroma ATE Inc.[b]	2,290,000	7,179,328
Chunghwa Telecom Co. Ltd.	20,961,000	74,912,979
Cleanaway Co. Ltd.[b]	607,000	3,632,435
Clevo Co.[b]	2,571,175	2,367,816
CMC Magnetics Corp.[a]	24,506,566	3,112,307
Compal Electronics Inc.	21,981,000	14,688,590
Compeq Manufacturing Co. Ltd.[b]	6,586,000	5,112,640
Continental Holdings Corp.[b]	6,811,600	2,457,058
Coretronic Corp.	2,956,200	3,980,388
CSBC Corp. Taiwan[b]	6,098,000	2,797,713
CTBC Financial Holding Co. Ltd.[b]	98,149,599	62,487,610
CTCI Corp.[b]	3,637,000	5,991,335
Cub Elecparts Inc.[b]	368,061	4,209,348
D-Link Corp.[b]	6,602,991	2,447,666
Darwin Precisions Corp.[b]	4,805,000	2,220,469
Delta Electronics Inc.	11,103,000	61,275,242
Depo Auto Parts Ind. Co. Ltd.	945,000	2,708,168
E Ink Holdings Inc.	5,305,000	4,876,600
E.Sun Financial Holding Co. Ltd.	48,072,604	29,726,734
Eclat Textile Co. Ltd.[b]	1,003,062	10,221,035
Egis Technology Inc.[a,b]	500,000	3,158,350
Elan Microelectronics Corp.[b]	2,912,000	4,211,310
Elite Advanced Laser Corp.[b]	843,800	3,759,074
Elite Material Co. Ltd.[b]	1,749,000	7,268,360
Elite Semiconductor Memory Technology Inc.[b]	3,410,000	4,234,300
Ennoconn Corp.[b]	298,000	3,695,402
Epistar Corp.[a]	5,761,000	6,138,504
Eternal Materials Co. Ltd.[b]	5,161,472	5,568,329
EVA Airways Corp.	10,591,042	5,175,981
Evergreen Marine Corp. Taiwan Ltd.[a]	9,791,870	4,915,630
Everlight Chemical Industrial Corp.[b]	5,691,781	3,614,250
Everlight Electronics Co. Ltd.[b]	2,421,000	3,895,622
Far Eastern Department Stores Ltd.[b]	5,173,167	2,700,180
Far Eastern International Bank[b]	14,378,191	4,598,497
Far Eastern New Century Corp.[b]	16,267,916	13,196,488
Far EasTone Telecommunications Co. Ltd.	8,611,000	21,900,379
Faraday Technology Corp.[b]	2,170,000	2,647,661

21

Consolidated Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE MSCI EMERGING MARKETS ETF

May 31, 2017

Security	Shares	Value
Farglory Land Development Co. Ltd.	1,793,782	$2,504,699
Feng Hsin Steel Co. Ltd.	3,003,000	5,041,773
Feng TAY Enterprise Co. Ltd.[b]	1,958,506	7,618,112
Firich Enterprises Co. Ltd.[b]	1,839,960	2,829,155
First Financial Holding Co. Ltd.	51,947,679	33,245,547
FLEXium Interconnect Inc.[b]	1,835,833	6,500,090
Formosa Chemicals & Fibre Corp.[b]	16,524,210	50,156,600
Formosa Petrochemical Corp.	7,834,000	28,128,329
Formosa Plastics Corp.[b]	23,217,800	69,238,893
Formosa Taffeta Co. Ltd.[b]	3,202,000	3,347,947
Formosan Rubber Group Inc.	6,817,602	3,694,502
Foxconn Technology Co. Ltd.[b]	5,079,424	14,387,677
Fubon Financial Holding Co. Ltd.	38,223,000	58,264,056
General Interface Solution Holding Ltd.[b]	732,000	5,572,925
Getac Technology Corp.[b]	3,141,000	4,161,337
Giant Manufacturing Co. Ltd.[b]	1,768,000	10,374,414
Gigabyte Technology Co. Ltd.[b]	3,049,000	3,933,016
Gigasolar Materials Corp.[b]	228,800	1,981,529
Gigastorage Corp.[a,b]	3,566,000	2,288,101
Ginko International Co. Ltd.[b]	305,000	2,423,452
Gintech Energy Corp.[a,b]	3,992,762	2,084,057
Globalwafers Co. Ltd.	908,000	7,350,577
Gloria Material Technology Corp.[b]	5,640,048	3,722,030
Goldsun Building Materials Co. Ltd.[b]	10,942,000	3,408,575
Gourmet Master Co. Ltd.[b]	428,050	4,696,183
Grand Pacific Petrochemical[b]	6,473,000	4,443,879
Grape King Bio Ltd.[b]	707,000	4,383,640
Great Wall Enterprise Co. Ltd.[b]	4,137,500	4,401,742
Greatek Electronics Inc.[b]	2,582,000	3,837,076
HannStar Display Corp.[a,b]	17,482,640	4,516,111
Highwealth Construction Corp.[b]	4,735,230	7,816,223
Hiwin Technologies Corp.[b]	1,235,668	8,298,312
Ho Tung Chemical Corp.[a]	15,553,812	4,410,852
Holy Stone Enterprise Co. Ltd.	3,420,900	4,589,026
Hon Hai Precision Industry Co. Ltd.	89,629,410	306,919,420
Hota Industrial Manufacturing Co. Ltd.[b]	1,287,219	6,397,794
Hotai Motor Co. Ltd.	1,499,000	19,660,078
HTC Corp.[a,b]	3,757,000	9,080,551
Hu Lane Associate Inc.	577,000	3,385,767
Hua Nan Financial Holdings Co. Ltd.[b]	39,220,602	22,492,616
Huaku Development Co. Ltd.[b]	2,011,000	4,680,009

Security	Shares	Value
Hung Sheng Construction Ltd.[b]	5,333,000	$3,324,371
IEI Integration Corp.[b]	2,470,582	3,967,190
Innolux Corp.[b]	51,164,241	23,133,538
International Games System Co. Ltd.[b]	370,000	2,521,693
Inventec Corp.	14,499,000	10,773,385
ITEQ Corp.	2,429,000	3,456,272
Kenda Rubber Industrial Co. Ltd.[b]	2,758,889	4,269,633
Kerry TJ Logistics Co. Ltd.	2,314,000	2,961,834
Kindom Construction Corp.[b]	3,641,000	2,184,915
King Slide Works Co. Ltd.[b]	378,000	5,604,841
King Yuan Electronics Co. Ltd.[b]	6,403,000	6,258,459
King’s Town Bank Co. Ltd.[b]	6,253,000	6,340,520
Kinpo Electronics[b]	9,625,000	3,519,898
Kinsus Interconnect Technology Corp.[b]	1,707,000	4,432,218
Kuoyang Construction Co. Ltd.[b]	7,168,023	3,300,546
Land Mark Optoelectronics Corp.[b]	394,900	3,938,628
Largan Precision Co. Ltd.	583,000	92,065,893
LCY Chemical Corp.	3,256,000	4,513,953
Lealea Enterprise Co. Ltd.[b]	12,681,173	3,174,615
Lien Hwa Industrial Corp.	4,617,910	4,260,348
Lite-On Technology Corp.[b]	12,211,238	20,501,596
Long Bon International Co. Ltd.	8,260,000	4,393,763
Makalot Industrial Co. Ltd.[b]	1,238,208	5,557,302
Masterlink Securities Corp.	13,933,344	3,803,077
MediaTek Inc.[b]	8,540,572	65,305,747
Mega Financial Holding Co. Ltd.[b]	61,025,958	49,199,757
Merida Industry Co. Ltd.[b]	1,236,850	6,682,008
Merry Electronics Co. Ltd.[b]	1,001,070	5,607,909
Micro-Star International Co. Ltd.[b]	4,107,000	9,557,831
Microbio Co. Ltd.[a]	4,957,141	4,120,101
Mitac Holdings Corp.[b]	3,863,560	4,739,698
Motech Industries Inc.[a,b]	3,115,000	2,568,303
Nan Kang Rubber Tire Co. Ltd.[b]	3,656,000	3,445,846
Nan Ya Plastics Corp.	26,637,440	63,407,716
Nan Ya Printed Circuit Board Corp.[b]	1,818,000	1,538,219
Nanya Technology Corp.[b]	3,973,000	6,723,152
Neo Solar Power Corp.[a,b]	6,054,806	2,687,312
Nien Made Enterprise Co. Ltd.	902,000	9,371,156
Novatek Microelectronics Corp.[b]	3,245,000	12,891,968
OBI Pharma Inc.[a,b]	674,000	5,747,565
Oriental Union Chemical Corp.[b]	4,516,000	3,535,749
Pan-International Industrial Corp.[b]	2,729,366	2,413,682

22

Consolidated Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE MSCI EMERGING MARKETS ETF

May 31, 2017

Security	Shares	Value
Parade Technologies Ltd.	417,000	$4,873,018
PChome Online Inc.[b]	588,103	4,604,483
Pegatron Corp.	11,023,000	34,008,258
PharmaEngine Inc.[b]	445,183	2,930,491
PharmaEssentia Corp.[a]	860,000	4,231,524
Phison Electronics Corp.	865,000	9,374,979
Pixart Imaging Inc.[b]	1,145,000	3,041,507
Pou Chen Corp.[b]	11,810,000	16,294,258
Powertech Technology Inc.	4,115,000	12,640,912
Poya International Co. Ltd.[b]	365,710	5,015,306
President Chain Store Corp.	3,309,000	29,592,772
President Securities Corp.	8,273,123	3,740,632
Primax Electronics Ltd.[b]	2,865,000	5,572,077
Prince Housing & Development Corp.[b]	8,068,995	3,219,121
Qisda Corp.	11,617,000	8,168,475
Quanta Computer Inc.	15,245,000	34,870,042
Radiant Opto-Electronics Corp.[b]	2,716,000	5,824,063
Radium Life Tech Co. Ltd.[a,b]	9,444,196	4,097,435
Realtek Semiconductor Corp.[b]	2,794,110	9,335,685
Ritek Corp.[a]	12,553,503	2,307,951
Ruentex Development Co. Ltd.[a,b]	4,329,822	5,016,600
Ruentex Industries Ltd.[b]	3,411,906	5,104,417
Sampo Corp.[b]	8,490,000	4,925,380
Sanyang Motor Co. Ltd.[b]	4,106,000	3,044,111
ScinoPharm Taiwan Ltd.[b]	1,612,488	2,200,626
Sercomm Corp.[b]	1,703,000	4,246,318
Shin Kong Financial Holding Co. Ltd.[a]	47,512,443	12,241,811
Shin Zu Shing Co. Ltd.[b]	1,045,000	3,199,724
Shining Building Business Co. Ltd.[a,b]	5,998,601	2,173,767
Shinkong Synthetic Fibers Corp.	10,777,000	3,296,267
Sigurd Microelectronics Corp.	4,748,000	4,230,407
Silergy Corp.[b]	369,000	7,287,011
Siliconware Precision Industries Co. Ltd.	11,404,819	19,261,438
Simplo Technology Co. Ltd.[b]	1,651,000	5,406,546
Sinbon Electronics Co. Ltd.[b]	1,700,809	4,014,676
Sino-American Silicon Products Inc.[b]	3,269,000	5,140,586
SinoPac Financial Holdings Co. Ltd.[b]	51,638,055	15,982,921
Sinyi Realty Inc.[b]	2,282,877	2,576,671
Sitronix Technology Corp.[b]	1,143,000	3,378,194
Soft-World International Corp.[b]	1,238,000	3,654,856

Security	Shares	Value
St. Shine Optical Co. Ltd.	282,000	$5,372,054
Standard Foods Corp.[b]	2,752,939	7,404,261
Sunny Friend Environmental Technology Co. Ltd.[b]	626,000	3,506,799
Synnex Technology International Corp.[b]	7,510,250	8,614,104
TA Chen Stainless Pipe[b]	6,026,682	3,386,114
Taichung Commercial Bank Co. Ltd.	14,597,344	4,853,002
Taigen Biopharmaceuticals Holdings Ltd.[a]	1,765,000	1,343,745
TaiMed Biologics Inc.[a,b]	1,027,000	6,487,250
Tainan Spinning Co. Ltd.	7,212,894	3,345,187
Taishin Financial Holding Co. Ltd.[b]	49,110,707	21,960,139
Taiwan Acceptance Corp.	1,443,000	5,133,183
Taiwan Business Bank	21,244,193	5,946,877
Taiwan Cement Corp.	18,547,000	21,211,370
Taiwan Cogeneration Corp.[b]	3,597,000	2,840,146
Taiwan Cooperative Financial Holding Co. Ltd.	43,278,880	22,373,968
Taiwan Fertilizer Co. Ltd.	3,033,000	4,043,462
Taiwan Glass Industry Corp.[a,b]	7,694,053	3,581,128
Taiwan High Speed Rail Corp.	3,183,000	2,687,862
Taiwan Hon Chuan Enterprise Co. Ltd.	2,328,674	4,761,244
Taiwan Land Development Corp.[b]	10,577,973	3,921,154
Taiwan Mobile Co. Ltd.	8,639,000	32,167,559
Taiwan Paiho Ltd.[b]	1,444,000	4,824,695
Taiwan PCB Techvest Co. Ltd.[b]	4,132,042	4,292,906
Taiwan Secom Co. Ltd.[b]	1,861,185	5,507,014
Taiwan Semiconductor Co. Ltd.[b]	2,321,000	3,348,895
Taiwan Semiconductor Manufacturing Co. Ltd.	142,720,000	963,202,234
Taiwan Shin Kong Security Co. Ltd.	3,625,770	4,713,176
Taiwan Surface Mounting Technology Corp.[b]	4,613,261	3,803,613
Taiwan TEA Corp.[b]	6,053,000	3,511,581
Tatung Co. Ltd.[a,b]	12,353,000	4,209,523
Teco Electric and Machinery Co. Ltd.	10,706,000	10,339,749
Test Research Inc.	1,909,400	2,602,660
Test Rite International Co. Ltd.	5,198,000	3,490,794
Ton Yi Industrial Corp.	5,680,000	2,747,565

23

Consolidated Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE MSCI EMERGING MARKETS ETF

May 31, 2017

Security	Shares	Value
Tong Hsing Electronic Industries Ltd.	1,016,000	$3,951,993
Tong Yang Industry Co. Ltd.	2,332,400	4,272,590
Topco Scientific Co. Ltd.	1,498,338	4,642,611
TPK Holding Co. Ltd.[a,b]	1,701,000	5,230,975
Transcend Information Inc.[b]	1,162,000	3,979,055
Tripod Technology Corp.[b]	2,901,000	8,631,919
TSRC Corp.[b]	4,068,900	4,592,545
TTY Biopharm Co. Ltd.[b]	1,487,124	4,968,781
Tung Ho Steel Enterprise Corp.	5,669,000	4,674,065
Tung Thih Electronic Co. Ltd.[b]	400,000	2,307,258
TWi Pharmaceuticals Inc.[a,b]	608,000	1,730,270
TXC Corp.	2,719,000	3,923,156
U-Ming Marine Transport Corp.	3,254,000	3,505,090
Uni-President Enterprises Corp.	27,399,369	54,745,905
Unimicron Technology Corp.	8,013,000	4,635,334
United Integrated Services Co. Ltd.[b]	2,141,000	5,117,787
United Microelectronics Corp.	64,306,000	26,616,899
UPC Technology Corp.[b]	7,934,146	3,468,667
USI Corp.	7,137,000	3,606,583
Vanguard International Semiconductor Corp.[b]	5,087,000	9,589,179
Visual Photonics Epitaxy Co. Ltd.[b]	1,709,000	3,477,203
Voltronic Power Technology Corp.[b]	325,974	5,321,096
Wah Lee Industrial Corp.	1,806,000	3,074,145
Walsin Lihwa Corp.[b]	17,183,000	7,112,216
Walsin Technology Corp.[b]	2,282,400	3,824,361
Waterland Financial Holdings Co. Ltd.[b]	17,701,543	5,420,101
Win Semiconductors Corp.[b]	1,975,427	8,669,050
Winbond Electronics Corp.[b]	16,886,000	9,824,296
Wistron Corp.[b]	14,736,647	13,620,093
Wistron NeWeb Corp.[b]	1,722,911	5,155,158
Wowprime Corp.[b]	551,260	3,821,195
WPG Holdings Ltd.	7,998,000	10,689,172
WT Microelectronics Co. Ltd.[b]	2,716,990	4,137,044
XPEC Entertainment Inc.[d]	31,000	—
Yageo Corp.[b]	2,253,739	7,642,587
Yang Ming Marine Transport Corp.[a]	6,290,632	2,708,324
Yeong Guan Energy Technology Group Co. Ltd.[b]	447,937	1,294,116
YFY Inc.[b]	9,376,000	3,179,467
Yieh Phui Enterprise Co. Ltd.[a,b]	8,275,510	3,507,854
Yuanta Financial Holding Co. Ltd.[b]	56,596,912	24,554,995
Yulon Motor Co. Ltd.[b]	3,486,000	3,117,570

Security	Shares	Value
YungShin Global Holding Corp.[b]	2,430,650	$3,434,377
Yungtay Engineering Co. Ltd.	2,704,000	4,494,830
Zhen Ding Technology Holding Ltd.	2,539,950	6,248,755
Zinwell Corp.[b]	2,572,000	2,603,724

		4,015,547,864
THAILAND — 2.35%
Advanced Info Service PCL NVDR	5,926,400	30,101,797
Airports of Thailand PCL NVDR	25,270,900	31,532,979
Amata Corp. PCL NVDR	5,498,600	2,744,457
AP Thailand PCL NVDR[b]	14,809,990	3,326,378
Bangchak Corp. PCL NVDR	3,231,000	3,225,308
Bangkok Airways PCL[b]	4,738,100	2,573,542
Bangkok Bank PCL Foreign	1,474,300	8,051,080
Bangkok Chain Hospital PCL NVDR	9,696,850	3,530,268
Bangkok Dusit Medical Services PCL NVDR	21,440,200	11,708,389
Bangkok Expressway & Metro PCL	47,553,985	10,122,325
Bangkok Land PCL NVDR	72,034,900	3,976,090
Banpu PCL NVDR	12,221,100	6,386,834
Beauty Community PCL[b]	14,307,300	4,536,666
Berli Jucker PCL NVDR	7,561,400	10,156,607
BTS Group Holdings PCL NVDR	33,857,300	8,499,117
Bumrungrad Hospital PCL NVDR[b]	2,072,500	10,557,215
Central Pattana PCL NVDR	7,849,500	15,210,423
Charoen Pokphand Foods PCL NVDR	15,959,100	11,667,105
Chularat Hospital PCL NVDR	41,573,600	2,831,790
CP ALL PCL NVDR	28,666,700	52,603,310
Delta Electronics Thailand PCL NVDR	3,197,900	8,450,117
Dynasty Ceramic PCL NVDR	27,780,820	3,229,949
Eastern Polymer Group PCL[b]	7,370,700	2,813,244
Electricity Generating PCL NVDR	790,300	4,965,479
Energy Absolute PCL NVDR[b]	7,918,100	6,916,133
Esso Thailand PCL NVDR[a,b]	9,813,400	3,082,894
Global Power Synergy PCL NVDR[b]	3,014,500	3,075,569
Glow Energy PCL NVDR	2,796,300	6,608,989
Group Lease PCL[b]	2,712,300	1,688,220

24

Consolidated Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE MSCI EMERGING MARKETS ETF

May 31, 2017

Security	Shares	Value
Gunkul Engineering PCL NVDR[b]	20,220,136	$2,683,353
Hana Microelectronics PCL NVDR	4,135,700	5,858,706
Home Product Center PCL NVDR	28,708,774	8,344,594
Indorama Ventures PCL NVDR	8,453,200	9,120,819
Inter Far East Energy Corp.[a,b,d]	7,049,000	2
IRPC PCL NVDR	61,152,000	9,156,641
Italian-Thai Development PCL NVDR[b]	15,887,800	2,108,422
Jasmine International PCL NVDR[b]	14,867,800	3,601,273
Kasikornbank PCL Foreign	6,809,300	37,385,176
Kasikornbank PCL NVDR	3,271,300	18,008,478
KCE Electronics PCL NVDR	1,820,100	5,771,309
Khon Kaen Sugar Industry PCL NVDR	12,613,086	1,981,210
Kiatnakin Bank PCL NVDR	2,612,200	5,234,370
Krung Thai Bank PCL NVDR	19,580,800	10,980,425
Krungthai Card PCL NVDR[b]	976,600	3,770,490
LPN Development PCL NVDR[b]	6,561,800	2,061,399
Major Cineplex Group PCL NVDR	2,545,100	2,521,936
Minor International PCL NVDR	12,524,460	13,789,408
Muangthai Leasing PCL[b]	4,751,500	4,498,998
PTG Energy PCL[b]	4,826,900	3,075,271
PTT Exploration & Production PCL NVDR	8,138,501	21,505,141
PTT Global Chemical PCL NVDR	12,482,400	26,020,270
PTT PCL NVDR	6,136,800	70,809,231
Quality Houses PCL NVDR[b]	36,777,117	2,699,436
Robinson PCL NVDR	3,362,000	5,873,136
Siam Cement PCL (The) Foreign	2,101,200	32,449,536
Siam Cement PCL (The) NVDR	220,800	3,409,888
Siam Commercial Bank PCL (The) NVDR	10,153,200	45,608,914
Siam Global House PCL NVDR[b]	11,527,496	5,110,546
Singha Estate PCL[a,b]	17,084,300	2,397,620
Sino-Thai Engineering & Construction PCL NVDR[b]	5,531,828	4,182,166
Sri Trang Agro-Industry PCL NVDR[b]	4,782,200	2,204,361
Srisawad Power 1979 PCL NVDR[b]	3,970,030	5,857,135
Supalai PCL NVDR[b]	5,315,900	4,057,939
Superblock PCL[a]	73,350,400	3,531,845
Thai Airways International PCL NVDR[a,b]	4,422,600	2,415,160
Thai Oil PCL NVDR	5,117,900	11,570,120
Thai Union Group PCL NVDR	12,207,900	7,526,891
Thai Vegetable Oil PCL NVDR	3,719,100	3,275,778

Security	Shares	Value
Thaicom PCL NVDR	4,183,900	$2,211,104
Thanachart Capital PCL NVDR	4,098,700	5,655,869
Thoresen Thai Agencies PCL NVDR	8,509,423	2,261,018
TICON Industrial Connection PCL NVDR[b]	4,793,160	2,026,468
Tisco Financial Group PCL NVDR	2,418,650	5,414,623
TMB Bank PCL NVDR	92,241,600	5,849,732
True Corp. PCL NVDR[b]	57,793,011	10,520,161
TTW PCL NVDR[b]	11,019,400	3,429,408
Unique Engineering & Construction PCL[b]	4,962,600	2,491,499
VGI Global Media PCL NVDR	19,788,300	3,079,213
Vibhavadi Medical Center PCL NVDR[b]	37,821,700	3,064,824
WHA Corp. PCL NVDR[b]	49,640,900	4,576,407

		735,209,993
TURKEY — 1.14%
Akbank TAS	12,766,578	34,402,796
Aksa Akrilik Kimya Sanayii AS	764,009	2,475,765
Albaraka Turk Katilim Bankasi AS	8,015,226	2,787,708
Anadolu Efes Biracilik ve Malt Sanayii AS	1,298,294	7,606,575
Arcelik AS	1,439,939	9,942,969
Aselsan Elektronik Sanayi ve TAS	1,359,639	8,435,029
BIM Birlesik Magazalar AS	1,285,819	22,814,970
Cimsa Cimento Sanayi VE Ticaret AS	649,153	2,714,823
Coca-Cola Icecek AS	543,893	5,690,383
Emlak Konut Gayrimenkul Yatirim Ortakligi ASa	11,389,581	9,822,769
Eregli Demir ve Celik Fabrikalari TAS	8,500,497	15,359,303
Ford Otomotiv Sanayi AS	478,107	5,467,170
Haci Omer Sabanci Holding AS	5,280,758	15,977,410
Is Gayrimenkul Yatirim Ortakligi ASb	5,521,584	2,248,291
Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS Class Da,b	6,187,339	2,624,349
KOC Holding ASb	4,583,968	20,790,852
Otokar Otomotiv Ve Savunma Sanayi ASb	75,637	2,780,379
Petkim Petrokimya Holding AS	5,043,182	7,885,988
Soda Sanayii AS	2,421,159	4,278,876
TAV Havalimanlari Holding AS	1,163,859	5,690,124

25

Consolidated Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE MSCI EMERGING MARKETS ETF

May 31, 2017

Security	Shares	Value
Tekfen Holding ASb	1,248,567	$3,403,417
Tofas Turk Otomobil Fabrikasi AS	794,247	6,580,358
Trakya Cam Sanayii AS	3,481,372	3,888,426
Tupras Turkiye Petrol Rafinerileri AS	756,754	20,328,469
Turk Hava Yollari AOa	2,929,828	5,998,008
Turk Telekomunikasyon ASa	3,210,161	5,854,811
Turkcell Iletisim Hizmetleri ASa	5,134,622	17,655,027
Turkiye Garanti Bankasi AS	13,231,448	35,917,404
Turkiye Halk Bankasi AS	3,725,020	13,376,998
Turkiye Is Bankasi Class C	9,317,544	18,469,103
Turkiye Sinai Kalkinma Bankasi AS	10,011,932	3,765,268
Turkiye Sise ve Cam Fabrikalari AS	4,853,019	6,463,373
Turkiye Vakiflar Bankasi Tao Class D	4,873,489	8,833,328
Ulker Biskuvi Sanayi ASb	1,061,615	6,195,881
Yapi ve Kredi Bankasi ASa	5,228,162	6,504,712
Yazicilar Holding ASb	438,028	2,786,832

		355,817,944
UNITED ARAB EMIRATES — 0.72%
Abu Dhabi Commercial Bank PJSC	12,265,459	24,377,308
Agthia Group PJSC	1,187,482	1,839,579
Air Arabia PJSC	15,789,652	4,298,843
Al Waha Capital PJSC	7,477,924	3,542,496
Aldar Properties PJSC	19,473,962	11,717,249
Amlak Finance PJSC[a]	7,748,376	2,004,072
Arabtec Holding PJSC[a]	18,785,133	3,897,161
DAMAC Properties Dubai Co. PJSC	4,315,082	3,512,686
Dana Gas PJSC[a]	28,036,884	3,129,628
Deyaar Development PJSC[a]	15,049,599	2,003,608
DP World Ltd.	1,009,246	23,212,658
Dubai Islamic Bank PJSC	7,627,206	12,064,815
DXB Entertainments PJSC[a]	21,825,083	4,545,654
Emaar Malls PJSC	10,690,053	7,276,105
Emaar Properties PJSC	20,214,971	39,131,077
Emirates Telecommunications Group Co. PJSC	10,255,576	48,025,022
Eshraq Properties Co. PJSC[a]	9,102,324	2,602,080
First Abu Dhabi Bank PJSC	8,627,885	24,781,973
Orascom Construction Ltd.[a]	477,632	2,813,253

		224,775,267

TOTAL COMMON STOCKS (Cost: $26,803,682,883)		30,039,132,240

Security	Shares	Value
PREFERRED STOCKS — 3.52%

BRAZIL — 2.49%
Alpargatas SA, Preference Shares	982,900	$3,606,917
Banco ABC Brasil SA, Preference Shares	629,734	3,371,217
Banco Bradesco SA, Preference Shares	17,536,062	148,819,674
Banco do Estado do Rio Grande do Sul SA Class B, Preference Shares	1,143,900	4,885,597
Bradespar SA, Preference Shares	1,417,000	8,354,829
Braskem SA Class A, Preference Shares	1,024,800	10,469,848
Centrais Eletricas Brasileiras SA Class B, Preference Shares	1,271,900	6,769,765
Cia. Brasileira de Distribuicao, Preference Shares	912,700	19,414,718
Cia. de Saneamento do Parana, Preference Shares	1,755,300	5,656,496
Cia. Energetica de Minas Gerais, Preference Shares	4,302,020	10,135,510
Cia. Energetica de Sao Paulo Class B, Preference Shares	1,163,000	5,878,121
Cia. Energetica do Ceara Class A, Preference Shares	90,400	1,310,226
Cia. Paranaense de Energia Class B, Preference Shares	611,100	5,248,284
Eletropaulo Metropolitana Eletricidade de Sao Paulo SA, Preference Shares	699,500	2,672,630
Gerdau SA, Preference Shares	5,322,200	15,657,391
Itau Unibanco Holding SA, Preference Shares	18,720,113	205,223,886
Itausa-Investimentos Itau SA, Preference Shares	22,965,692	63,384,403
Lojas Americanas SA, Preference Shares	4,160,210	18,730,439
Marcopolo SA, Preference Shares	3,570,400	3,104,887
Metalurgica Gerdau SA, Preference Shares	3,986,500	5,482,851
Petroleo Brasileiro SA, Preference Shares	22,614,000	90,377,896
Suzano Papel e Celulose SA Class A, Preference Shares	2,463,100	11,659,240

26

Consolidated Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE MSCI EMERGING MARKETS ETF

May 31, 2017

Security	Shares	Value
Telefonica Brasil SA, Preference Shares	2,543,000	$36,700,506
Usinas Siderurgicas de Minas Gerais SA Class A, Preference Shares	2,450,300	2,999,781
Vale SA, Preference Shares	11,104,040	88,310,470

		778,225,582
CHILE — 0.09%
Embotelladora Andina SA Class B, Preference Shares	1,577,258	6,469,598
Sociedad Quimica y Minera de Chile SA Series B, Preference Shares	553,496	19,999,742

		26,469,340
COLOMBIA — 0.16%
Avianca Holdings SA, Preference Shares	2,577,062	2,164,565
Bancolombia SA, Preference Shares	2,828,755	31,221,511
Grupo Aval Acciones y Valores SA, Preference Shares	23,172,865	9,632,748
Grupo de Inversiones Suramericana SA, Preference Shares	483,335	6,254,088

		49,272,912
INDIA — 0.00%
Vedanta Ltd., Preference Shares[a,d]	99,997,000	1,187,580

		1,187,580
RUSSIA — 0.08%
Surgutneftegas OJSC, Preference Shares	39,669,800	19,690,757
Transneft PJSC, Preference Shares	2,068	5,719,903

		25,410,660
SOUTH KOREA — 0.70%
AmorePacific Corp., Preference Shares	56,021	10,657,800
Hyundai Motor Co., Preference Shares	126,478	11,974,516
Hyundai Motor Co. Series 2, Preference Shares	205,850	20,868,145
LG Chem Ltd., Preference Shares	44,331	8,057,662

Security	Shares	Value
LG Household & Health Care Ltd., Preference Shares	12,775	$7,028,760
Samsung Electronics Co. Ltd., Preference Shares	102,445	160,036,000

		218,622,883

TOTAL PREFERRED STOCKS (Cost: $1,022,670,310)		1,099,188,957

WARRANTS — 0.00%

THAILAND — 0.00%
Vibhavadi Medical Center PCL NVDR (Expires 05/08/18)[a]	2,800,630	1

		1

TOTAL WARRANTS (Cost: $0)		1

RIGHTS — 0.01%

SOUTH AFRICA — 0.01%
Sibanye Gold Ltd. (Expires 06/09/17)[a,b]	5,741,688	1,959,435

		1,959,435
SOUTH KOREA — 0.00%
CrucialTec Co. Ltd. (Expires 06/02/17)[a]	25,239	13,526

		13,526

TOTAL RIGHTS (Cost: $3,848,702)		1,972,961

SHORT-TERM INVESTMENTS — 5.79%

MONEY MARKET FUNDS — 5.79%
BlackRock Cash Funds: Institutional, SL Agency Shares
1.16%[f,g,h]	1,758,972,087	1,759,851,573
BlackRock Cash Funds: Treasury, SL Agency Shares
0.73%[f,g]	49,978,715	49,978,715

		1,809,830,288

TOTAL SHORT-TERM INVESTMENTS (Cost: $1,809,249,678)		1,809,830,288

27

Consolidated Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE MSCI EMERGING MARKETS ETF

May 31, 2017

Value
TOTAL INVESTMENTS IN SECURITIES — 105.45% (Cost: $29,639,451,573)[i]	$32,950,124,447
Other Assets, Less Liabilities — (5.45)%	(1,703,402,271)

NET ASSETS — 100.00%	$31,246,722,176

ADR — American Depositary Receipts

CPO — Certificates of Participation (Ordinary)

GDR — Global Depositary Receipts

NVDR — Non-Voting Depositary Receipts

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan.
[c]	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
[d]	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
[e]	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
[f]	Affiliated money market fund.
[g]	The rate quoted is the annualized seven-day yield of the fund at period end.
[h]	All or a portion of this security represents an investment of securities lending collateral.
[i]	The cost of investments for federal income tax purposes was $30,155,286,774. Net unrealized appreciation was $2,794,837,673, of which $4,139,734,287 represented gross unrealized appreciation on securities and $1,344,896,614 represented gross unrealized depreciation on securities.

Schedule 1 — Futures Contracts

Futures contracts outstanding as of May 31, 2017 were as follows:

Issue	Number of long (short) contracts	Expiration date	Exchange	Initial notional value	Current notional value	Unrealized appreciation (depreciation)
MSCI Emerging Markets E-Mini	1,784	Jun. 2017	ICE Futures U.S.	$83,338,291	$89,538,960	$6,200,669

Schedule 2 — Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of May 31, 2017. The breakdown of the Fund’s investments into major categories is disclosed in the schedule of investments above.

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common stocks	$29,964,181,602	$70,570,764	$4,379,874	$30,039,132,240
Preferred stocks	1,098,001,377	—	1,187,580	1,099,188,957
Warrants	—	1	—	1
Rights	1,959,435	13,526	—	1,972,961
Money market funds	1,809,830,288	—	—	1,809,830,288

Total	$32,873,972,702	$70,584,291	$5,567,454	$32,950,124,447

Derivative financial instruments[a]:
Assets:
Futures contracts	$6,200,669	$—	$—	$6,200,669

Total	$6,200,669	$—	$—	$6,200,669

[a]	Shown at the unrealized appreciation (depreciation) on the contracts.

28

Schedule of Investments (Unaudited)

iSHARES® CURRENCY HEDGED MSCI EMERGING MARKETS ETF

May 31, 2017

Security	Shares	Value
INVESTMENT COMPANIES — 100.16%

EXCHANGE-TRADED FUNDS — 100.16%
iShares MSCI Emerging Markets ETF[a,b]	7,092,920	$292,228,304

		292,228,304

TOTAL INVESTMENT COMPANIES (Cost: $271,030,296)		292,228,304

SHORT-TERM INVESTMENTS — 43.30%

MONEY MARKET FUNDS — 43.30%
BlackRock Cash Funds: Institutional, SL Agency Shares
1.16%[c,d,e]	126,269,898	126,333,033

		126,333,033

TOTAL SHORT-TERM INVESTMENTS (Cost: $126,314,399)		126,333,033

Value
TOTAL INVESTMENTS IN SECURITIES — 143.46% (Cost: $397,344,695)[f]	$418,561,337

Other Assets, Less Liabilities — (43.46)%	(126,802,325)

NET ASSETS — 100.00%	$291,759,012

[a]	All or a portion of this security represents a security on loan.
[b]	Affiliated issuer. See Schedule 1.
[c]	Affiliated money market fund.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral.
[f]	The cost of investments for federal income tax purposes was $403,917,264. Net unrealized appreciation was $14,644,073, of which $21,216,642 represented gross unrealized appreciation on securities and $6,572,569 represented gross unrealized depreciation on securities.

Schedule 1 — Affiliates

Investments in issuers considered to be affiliates of the Fund (excluding affiliated money market funds) during the nine months ended May 31, 2017, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

Affiliated issuer	Shares held at beginning of period	Shares purchased	Shares sold	Shares held at end of period	Value at end of period	Dividend income	Net realized gain (loss)
iShares MSCI Emerging Markets ETF	4,928,896	3,953,294	(1,789,270)	7,092,920	$292,228,304	$2,269,535	$1,832,425

29

Schedule of Investments (Unaudited) (Continued)

iSHARES® CURRENCY HEDGED MSCI EMERGING MARKETS ETF

May 31, 2017

Schedule 2 — Forward Currency Contracts

Forward currency contracts outstanding as of May 31, 2017 were as follows:

Currency purchased		Currency sold		Counterparty	Settlement date	Unrealized appreciation (depreciation)
BRL	67,375,000	USD	20,635,528	MS	06/05/2017	$169,958
CLP	3,070,422,000	USD	4,548,773	MS	06/05/2017	7,579
EUR	5,673,000	USD	6,336,280	MS	06/05/2017	37,356
INR	1,625,449,000	USD	25,153,962	MS	06/05/2017	41,497
KRW	61,211,487,000	USD	54,455,976	MS	06/05/2017	223,989
MXN	2,882,000	USD	152,203	MS	06/05/2017	2,283
RUB	12,188,000	USD	212,340	MS	06/05/2017	2,396
TRY	11,459,000	USD	3,216,786	MS	06/05/2017	27,454
TWD	1,449,936,000	USD	48,011,126	MS	06/05/2017	154,362
USD	21,406,317	BRL	68,207,000	MS	06/05/2017	343,908
USD	4,755,490	CLP	3,166,136,000	MS	06/05/2017	57,103
USD	59,515,936	HKD	462,789,000	MS	06/05/2017	122,977
USD	24,892,141	INR	1,602,369,000	MS	06/05/2017	54,437
USD	915,523	KRW	1,022,741,000	MS	06/05/2017	1,913
USD	86,132	MXN	1,593,000	MS	06/05/2017	741
USD	140,251	RUB	7,947,000	MS	06/05/2017	236
USD	401,456	TWD	12,073,000	MS	06/05/2017	403
USD	335,847	ZAR	4,374,000	MS	06/05/2017	2,532
ZAR	264,352,000	USD	20,098,637	MS	06/05/2017	45,976
BRL	570,000	USD	174,480	MS	07/06/2017	355
RUB	16,634,000	USD	290,843	MS	07/06/2017	224
USD	180,413	CLP	121,306,000	MS	07/06/2017	582
USD	135,189	EUR	120,000	MS	07/06/2017	140
USD	15,753	INR	1,019,000	MS	07/06/2017	—
USD	10,595,732	MXN	197,754,000	MS	07/06/2017	50,461
USD	8,629,559	RUB	492,545,000	MS	07/06/2017	10,872

						1,359,734

BRL	1,364,000	USD	428,264	MS	06/05/2017	(7,059)
CLP	95,714,000	USD	142,981	MS	06/05/2017	(946)
HKD	462,789,000	USD	59,395,034	MS	06/05/2017	(2,076)
INR	22,157,000	USD	343,574	MS	06/05/2017	(126)
MXN	197,754,000	USD	10,653,385	MS	06/05/2017	(53,039)
RUB	492,545,000	USD	8,688,393	MS	06/05/2017	(10,422)
TWD	18,075,000	USD	600,744	MS	06/05/2017	(310)
USD	161,850	BRL	532,000	MS	06/05/2017	(2,433)
USD	6,186,311	EUR	5,673,000	MS	06/05/2017	(187,326)
USD	699,988	INR	45,237,000	MS	06/05/2017	(1,213)
USD	53,059,242	KRW	60,188,746,000	MS	06/05/2017	(707,113)
USD	10,421,475	MXN	199,043,000	MS	06/05/2017	(247,966)
USD	8,628,422	RUB	496,786,000	MS	06/05/2017	(124,270)
USD	3,180,496	TRY	11,459,000	MS	06/05/2017	(63,745)
USD	48,277,828	TWD	1,455,938,000	MS	06/05/2017	(87,040)
USD	19,357,076	ZAR	259,978,000	MS	06/05/2017	(454,222)
CLP	2,936,000	USD	4,361	MS	07/06/2017	(8)
EUR	52,000	USD	58,550	MS	07/06/2017	(29)
HKD	906,000	USD	116,360	MS	07/06/2017	—
KRW	551,207,000	USD	492,699	MS	07/06/2017	(73)
MXN	1,112,000	USD	59,319	MS	07/06/2017	(21)
TRY	80,000	USD	22,458	MS	07/06/2017	(8)
TWD	4,467,000	USD	148,384	MS	07/06/2017	(34)
USD	20,493,757	BRL	67,418,000	MS	07/06/2017	(185,279)
USD	4,542,716	CLP	3,070,422,000	MS	07/06/2017	(9,058)

30

Schedule of Investments (Unaudited) (Continued)

iSHARES® CURRENCY HEDGED MSCI EMERGING MARKETS ETF

May 31, 2017

Currency purchased		Currency sold		Counterparty	Settlement date	Unrealized appreciation (depreciation)
USD	6,269,646	EUR	5,602,000	MS	07/06/2017	$(34,862)
USD	61,931,579	HKD	482,259,000	MS	07/06/2017	(5,873)
USD	25,549,481	INR	1,656,831,000	MS	07/06/2017	(62,771)
USD	56,931,282	KRW	63,975,951,000	MS	07/06/2017	(245,493)
USD	10,848	MXN	204,000	MS	07/06/2017	(30)
USD	3,261,374	TRY	11,720,000	MS	07/06/2017	(27,423)
USD	49,665,154	TWD	1,499,053,000	MS	07/06/2017	(118,748)
USD	20,398,093	ZAR	269,755,000	MS	07/06/2017	(44,590)
ZAR	169,000	USD	12,809	MS	07/06/2017	(2)

						(2,683,608)

				Net unrealized depreciation		$(1,323,874)

Counterparty:

MS — Morgan Stanley and Co. International PLC

Currency abbreviations:

BRL — Brazilian Real

CLP — Chilean Peso

EUR — Euro

HKD — Hong Kong Dollar

INR — Indian Rupee

KRW — South Korean Won

MXN — Mexican Peso

RUB — New Russian Ruble

TRY — Turkish Lira

TWD — Taiwan New Dollar

USD — United States Dollar

ZAR — South African Rand

Schedule 3 — Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of May 31, 2017. The breakdown of the Fund’s investments into major categories is disclosed in the schedule of investments above.

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Investment companies	$292,228,304	$—	$—	$292,228,304
Money market funds	126,333,033	—	—	126,333,033

Total	$418,561,337	$—	$—	$418,561,337

Derivative financial instruments[a]:
Assets:
Forward currency contracts	$—	$1,359,734	$—	$1,359,734
Liabilities:
Forward currency contracts	—	(2,683,608)	—	(2,683,608)

Total	$—	$(1,323,874)	$—	$(1,323,874)

[a]	Shown at the unrealized appreciation (depreciation) on the contracts.

31

Schedule of Investments (Unaudited)

iSHARES® EDGE MSCI MIN VOL EM CURRENCY HEDGED ETF

May 31, 2017

Security	Shares	Value
INVESTMENT COMPANIES — 100.13%

EXCHANGE-TRADED FUNDS — 100.13%
iShares Edge MSCI Min Vol Emerging Markets ETF[a]	113,754	$6,290,596

		6,290,596

TOTAL INVESTMENT COMPANIES (Cost: $5,802,761)		6,290,596

SHORT-TERM INVESTMENTS — 0.05%

MONEY MARKET FUNDS — 0.05%
BlackRock Cash Funds: Treasury, SL Agency Shares
0.73%[b,c]	3,116	3,116

		3,116

TOTAL SHORT-TERM INVESTMENTS (Cost: $3,116)		3,116

Value
TOTAL INVESTMENTS IN SECURITIES — 100.18% (Cost: $5,805,877)[d]	$6,293,712
Other Assets, Less Liabilities — (0.18)%	(11,234)

NET ASSETS — 100.00%	$6,282,478

[a]	Affiliated issuer. See Schedule 1.
[b]	Affiliated money market fund.
[c]	The rate quoted is the annualized seven-day yield of the fund at period end.
[d]	The cost of investments for federal income tax purposes was $5,818,042. Net unrealized appreciation was $475,670, of which $487,835 represented gross unrealized appreciation on securities and $12,165 represented gross unrealized depreciation on securities.

Schedule 1 — Affiliates

Investments in issuers considered to be affiliates of the Fund (excluding affiliated money market funds) during the nine months ended May 31, 2017, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

Affiliated issuer	Shares held at beginning of period	Shares purchased	Shares sold	Shares held at end of period	Value at end of period	Dividend income	Net realized gain (loss)
iShares Edge MSCI Min Vol Emerging Markets ETF	115,665	79,463	(81,374)	113,754	$6,290,596	$137,030	$13,131

Schedule 2 — Forward Currency Contracts

Forward currency contracts outstanding as of May 31, 2017 were as follows:

Currency purchased		Currency sold		Counterparty	Settlement date	Unrealized appreciation (depreciation)
BRL	464,000	USD	142,240	BNP	06/05/2017	$1,044
CLP	155,196,000	USD	230,043	BNP	06/05/2017	260
INR	24,418,000	USD	378,052	BNP	06/05/2017	442
INR	452,000	USD	7,003	JPM	06/05/2017	3
KRW	1,293,658,000	USD	1,150,126	BNP	06/05/2017	5,494
KRW	6,344,000	USD	5,573	MS	06/05/2017	94
MXN	36,000	USD	1,894	RBS	06/05/2017	36
PLN	1,000	USD	258	CITI	06/05/2017	11
PLN	787,000	USD	210,180	MS	06/05/2017	1,367
RUB	1,915,000	USD	33,736	JPM	06/05/2017	3
RUB	85,000	USD	1,483	MS	06/05/2017	14
TWD	59,084,000	USD	1,959,603	JPM	06/05/2017	3,111
USD	141,471	BRL	452,000	BNP	06/05/2017	1,893
USD	4,031	BRL	13,000	JPM	06/05/2017	17
USD	1,187,644	HKD	9,234,000	HSBC	06/05/2017	2,580
USD	15,180	HKD	118,000	MS	06/05/2017	36

32

Schedule of Investments (Unaudited) (Continued)

iSHARES® EDGE MSCI MIN VOL EM CURRENCY HEDGED ETF

May 31, 2017

Currency purchased		Currency sold		Counterparty	Settlement date	Unrealized appreciation (depreciation)
USD	386,811	INR	24,899,000	BNP	06/05/2017	$861
ZAR	1,508,000	USD	114,732	HSBC	06/05/2017	183
ZAR	11,000	USD	817	MS	06/05/2017	21
HKD	19,000	USD	2,440	MS	07/06/2017	—
PLN	8,000	USD	2,149	MS	07/06/2017	1
RUB	216,000	USD	3,777	MS	07/06/2017	3
USD	11,551	CLP	7,767,000	MS	07/06/2017	37
USD	1,200,346	HKD	9,346,000	SSB	07/06/2017	21
USD	1,360	INR	88,000	MS	07/06/2017	—
USD	218,335	MXN	4,070,000	RBS	07/06/2017	1,301

						18,833

BRL	1,000	USD	311	MS	06/05/2017	(2)
CLP	837,000	USD	1,256	JPM	06/05/2017	(14)
CLP	1,929,000	USD	2,888	MS	06/05/2017	(25)
HKD	9,352,000	USD	1,200,242	SSB	06/05/2017	(35)
INR	29,000	USD	450	MS	06/05/2017	—
MXN	4,070,000	USD	219,507	RBS	06/05/2017	(1,340)
USD	230,316	CLP	157,962,000	BNP	06/05/2017	(4,092)
USD	1,093,224	KRW	1,238,131,000	BNP	06/05/2017	(12,793)
USD	54,306	KRW	61,871,000	JPM	06/05/2017	(963)
USD	6,760	MXN	129,000	MS	06/05/2017	(155)
USD	208,243	MXN	3,977,000	TDB	06/05/2017	(4,939)
USD	187,798	PLN	728,000	HSBC	06/05/2017	(7,889)
USD	15,453	PLN	60,000	MS	06/05/2017	(675)
USD	32,354	RUB	1,862,000	BNP	06/05/2017	(451)
USD	2,404	RUB	138,000	JPM	06/05/2017	(28)
USD	1,945,702	TWD	58,624,000	BNP	06/05/2017	(1,731)
USD	10,337	TWD	312,000	JPM	06/05/2017	(28)
USD	4,904	TWD	148,000	MS	06/05/2017	(12)
USD	224	ZAR	3,000	GS	06/05/2017	(5)
USD	113,332	ZAR	1,516,000	MS	06/05/2017	(2,193)
KRW	5,734,000	USD	5,125	MS	07/06/2017	(1)
MXN	34,000	USD	1,814	MS	07/06/2017	(1)
PLN	6,000	USD	1,614	MS	07/06/2017	(2)
TWD	49,000	USD	1,628	MS	07/06/2017	—
USD	141,184	BRL	464,000	BNP	07/06/2017	(1,139)
USD	2,143	BRL	7,000	MS	07/06/2017	(4)
USD	229,733	CLP	155,196,000	BNP	07/06/2017	(339)
USD	21,063	HKD	164,000	MS	07/06/2017	—
USD	376,763	INR	24,418,000	BNP	07/06/2017	(705)
USD	6,735	INR	436,000	MS	07/06/2017	(5)
USD	1,150,276	KRW	1,293,658,000	BNP	07/06/2017	(5,896)
USD	28,317	KRW	31,743,000	MS	07/06/2017	(53)
USD	2,872	MXN	54,000	MS	07/06/2017	(8)
USD	210,133	PLN	787,000	MS	07/06/2017	(1,364)
USD	33,508	RUB	1,915,000	JPM	07/06/2017	(2)
USD	1,959,603	TWD	59,084,000	JPM	07/06/2017	(2,590)
USD	37,073	TWD	1,117,000	MS	07/06/2017	(23)
USD	114,098	ZAR	1,508,000	HSBC	07/06/2017	(182)
USD	3,770	ZAR	50,000	MS	07/06/2017	(20)

						(49,704)

				Net unrealized depreciation		$(30,871)

33

Schedule of Investments (Unaudited) (Continued)

iSHARES® EDGE MSCI MIN VOL EM CURRENCY HEDGED ETF

May 31, 2017

Counterparties:

BNP — BNP Paribas SA

CITI — Citibank N.A. London

GS — Goldman Sachs International

HSBC — HSBC Bank PLC

JPM — JPMorgan Chase Bank N.A.

MS — Morgan Stanley and Co. International PLC

RBS — Royal Bank of Scotland

SSB — State Street Bank London

TDB — Toronto Dominion Bank

Currency abbreviations:

BRL — Brazilian Real

CLP — Chilean Peso

HKD — Hong Kong Dollar

INR — Indian Rupee

KRW — South Korean Won

MXN — Mexican Peso

PLN — Polish Zloty

RUB — New Russian Ruble

TWD — Taiwan New Dollar

USD — United States Dollar

ZAR — South African Rand

Schedule 3 — Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of May 31, 2017. The breakdown of the Fund’s investments into major categories is disclosed in the schedule of investments above.

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Investment companies	$6,290,596	$—	$—	$6,290,596
Money market funds	3,116	—	—	3,116

Total	$6,293,712	$—	$—	$6,293,712

Derivative financial instruments[a]:
Assets:
Forward currency contracts	$—	$18,833	$—	$18,833
Liabilities:
Forward currency contracts	—	(49,704)	—	(49,704)

Total	$—	$(30,871)	$—	$(30,871)

[a]	Shown at the unrealized appreciation (depreciation) on the contracts.

34

Consolidated Schedule of Investments (Unaudited)

iSHARES® EDGE MSCI MIN VOL EMERGING MARKETS ETF

May 31, 2017

Security	Shares	Value
COMMON STOCKS — 99.56%

BRAZIL — 1.81%
Ambev SA	3,822,500	$22,054,698
BRF SA	27,425	366,366
Cielo SA	1,668,016	11,732,902
CPFL Energia SA	1,115,200	9,041,140
EDP – Energias do Brasil SA	556,000	2,287,233
Equatorial Energia SA	625,500	10,300,265
Raia Drogasil SA	625,500	13,887,998

		69,670,602
CHILE — 3.47%
Aguas Andinas SA Series A	43,458,350	24,176,462
Banco de Chile	405,023,760	51,780,747
Banco de Credito e Inversiones	90,309	5,062,474
Cia. Cervecerias Unidas SA	161,240	2,123,486
Colbun SA	18,354,255	4,142,014
Empresas COPEC SA	307,190	3,511,200
Enel Americas SA	15,701,440	2,977,033
Enel Generacion Chile SA	5,829,660	4,500,448
SACI Falabella	4,256,875	35,270,996

		133,544,860
CHINA — 22.51%
3SBio Inc.[a,b]	5,560,000	7,720,191
AAC Technologies Holdings Inc.	2,432,500	25,784,509
Agricultural Bank of China Ltd. Class H	27,800,000	13,485,361
Alibaba Group Holding Ltd. ADR[a]	188,345	23,064,729
ANTA Sports Products Ltd.	4,170,000	12,334,824
Autohome Inc. ADR[a]	41,700	1,767,246
Baidu Inc. ADR[a]	68,805	12,804,610
Bank of China Ltd. Class H	62,550,000	31,305,302
Bank of Communications Co. Ltd. Class H	4,850,000	3,759,280
Beijing Capital International Airport Co. Ltd. Class H	6,950,000	10,149,696
Beijing Enterprises Water Group Ltd.[c]	2,780,000	2,226,155
China CITIC Bank Corp. Ltd. Class H	7,645,000	4,718,984
China Construction Bank Corp. Class H	38,920,000	32,165,083
China Everbright Bank Co. Ltd. Class H	20,850,000	9,873,211

Security	Shares	Value
China Gas Holdings Ltd.	1,390,000	$2,119,128
China Huarong Asset Management Co. Ltd. Class Hb	9,035,000	3,675,474
China Huishan Dairy Holdings Co. Ltd.[c,d]	70,195,000	90
China Medical System Holdings Ltd.	6,950,000	12,325,905
China Mengniu Dairy Co. Ltd.	7,645,000	15,461,787
China Merchants Port Holdings Co. Ltd.	1,132,000	3,355,710
China Mobile Ltd.	3,822,500	42,407,089
China Petroleum & Chemical Corp. Class H	18,070,000	14,817,843
China Resources Beer Holdings Co. Ltd.	6,950,000	17,534,537
China Resources Gas Group Ltd.[c]	5,562,000	17,059,051
China Resources Power Holdings Co. Ltd.	2,786,000	5,749,011
China Telecom Corp. Ltd. Class H	18,070,000	8,974,187
China Unicom Hong Kong Ltd.[a]	2,780,000	3,988,527
COSCO SHIPPING Ports Ltd.[c]	13,900,000	16,232,379
CSPC Pharmaceutical Group Ltd.	25,020,000	37,437,930
Fullshare Holdings Ltd.[c]	19,112,500	7,799,569
Fuyao Glass Industry Group Co. Ltd. Class Hb	834,000	3,141,233
Guangdong Investment Ltd.	31,970,000	46,114,226
Hengan International Group Co. Ltd.	2,085,000	14,622,519
Industrial & Commercial Bank of China Ltd. Class H	34,750,000	23,233,707
Jiangsu Expressway Co. Ltd. Class H	20,850,000	30,288,548
Lenovo Group Ltd.	6,950,000	4,548,634
NetEase Inc. ADR	90,350	25,729,873
New Oriental Education & Technology Group Inc. ADR[a]	189,040	13,548,497
Semiconductor Manufacturing International Corp.[a,c]	14,247,500	15,010,937
Shandong Weigao Group Medical Polymer Co. Ltd. Class H	13,900,000	10,916,721

35

Consolidated Schedule of Investments (Unaudited) (Continued)

iSHARES® EDGE MSCI MIN VOL EMERGING MARKETS ETF

May 31, 2017

Security	Shares	Value
Shanghai Lujiazui Finance & Trade Zone Development Co. Ltd. Class B	8,340,000	$13,243,920
Shanghai Pharmaceuticals Holding Co. Ltd. Class H	2,919,000	8,447,080
Shenzhou International Group Holdings Ltd.[c]	4,865,000	33,307,593
Sihuan Pharmaceutical Holdings Group Ltd.	31,970,000	13,744,009
Sino Biopharmaceutical Ltd.	18,070,000	16,116,433
Sinopharm Group Co. Ltd. Class H	834,400	3,811,977
Sun Art Retail Group Ltd.	5,212,500	4,816,200
TAL Education Group Class A ADR	234,215	27,279,021
Tencent Holdings Ltd.	1,668,000	57,280,675
TravelSky Technology Ltd. Class H	6,255,000	18,462,101
Tsingtao Brewery Co. Ltd. Class H	1,832,000	8,346,027
Want Want China Holdings Ltd.[c]	3,475,000	2,439,316
Yum China Holdings Inc.[a]	1,554,020	59,689,908
Zhejiang Expressway Co. Ltd. Class H	9,730,000	11,412,611

		865,649,164
COLOMBIA — 0.56%
Grupo Argos SA/Colombia	199,465	1,429,018
Interconexion Electrica SA ESP	4,165,135	20,092,890

		21,521,908
CZECH REPUBLIC — 0.55%
CEZ AS	101,470	1,931,088
Komercni Banka AS	243,250	9,700,812
Moneta Money Bank ASb	713,765	2,431,978
O2 Czech Republic AS	597,700	7,199,853

		21,263,731
EGYPT — 0.41%
Commercial International Bank Egypt SAE	3,432,605	15,693,263

		15,693,263
GREECE — 1.17%
Hellenic Telecommunications Organization SA	681,795	7,781,788
JUMBO SA	1,103,660	19,993,571
OPAP SA	361,400	4,023,304

Security	Shares	Value
Titan Cement Co. SA	453,140	$13,329,985

		45,128,648
HUNGARY — 0.97%
MOL Hungarian Oil & Gas PLC	152,205	12,388,902
Richter Gedeon Nyrt	968,135	24,769,012

		37,157,914
INDIA — 6.13%
Asian Paints Ltd.	1,402,510	25,024,326
Aurobindo Pharma Ltd.	190,908	1,698,850
Cadila Healthcare Ltd.	311,360	2,239,649
Cipla Ltd.	298,155	2,386,118
Coal India Ltd.	431,595	1,756,281
Dabur India Ltd.	5,954,109	25,834,669
Divi’s Laboratories Ltd.[a]	52,102	470,105
HCL Technologies Ltd.	1,812,560	24,279,371
Hindustan Unilever Ltd.	1,005,665	16,631,193
Infosys Ltd.	1,797,965	27,227,243
Lupin Ltd.	153,910	2,769,521
Marico Ltd.	2,934,985	14,283,715
Nestle India Ltd.	28,322	2,916,964
Sun Pharmaceuticals Industries Ltd.	675,540	5,251,873
Tata Consultancy Services Ltd.	820,100	32,369,291
Tech Mahindra Ltd.	1,845,920	11,157,917
Titan Co. Ltd.[a]	521,250	3,836,665
Wipro Ltd.	4,279,115	35,515,593

		235,649,344
INDONESIA — 4.92%
Bank Central Asia Tbk PT	35,028,000	45,099,865
Bank Rakyat Indonesia Persero Tbk PT	3,127,500	3,398,691
Gudang Garam Tbk PT	1,598,500	8,874,555
Hanjaya Mandala Sampoerna Tbk PT	87,014,000	25,673,050
Indofood CBP Sukses Makmur Tbk PT	10,216,500	6,672,939
Indofood Sukses Makmur Tbk PT	14,873,000	9,770,176
Jasa Marga Persero Tbk PT	5,490,595	2,164,086
Kalbe Farma Tbk PT	146,784,000	16,970,522
Telekomunikasi Indonesia Persero Tbk PT	108,142,000	35,316,644
Unilever Indonesia Tbk PT	10,147,000	35,175,505

		189,116,033

36

Consolidated Schedule of Investments (Unaudited) (Continued)

iSHARES® EDGE MSCI MIN VOL EMERGING MARKETS ETF

May 31, 2017

Security	Shares	Value
MALAYSIA — 7.15%
DiGi.Com Bhd[c]	3,475,000	$4,018,984
HAP Seng Consolidated Bhd[c]	2,293,500	4,919,236
Hartalega Holdings Bhd	1,668,000	2,365,598
Hong Leong Bank Bhd	9,938,500	32,555,554
IHH Healthcare Bhd[c]	32,248,000	43,625,215
Malayan Banking Bhd	20,502,500	45,220,467
Maxis Bhd[c]	18,556,500	26,664,130
Petronas Chemicals Group Bhd	6,463,500	11,069,499
Petronas Dagangan Bhd	1,042,500	5,991,939
Petronas Gas Bhd	5,490,500	23,809,271
Public Bank Bhd	10,355,580	48,535,732
Telekom Malaysia Bhd[c]	7,089,000	10,732,878
Tenaga Nasional Bhd	3,892,000	12,530,785
Westports Holdings Bhd	2,988,500	2,834,886

		274,874,174
MEXICO — 2.52%
Arca Continental SAB de CV	3,892,000	27,737,561
Coca-Cola Femsa SAB de CV Series L	556,000	4,459,941
Gruma SAB de CV Series B	667,200	8,679,045
Grupo Aeroportuario del Pacifico SAB de CV Series B	2,085,000	20,790,014
Grupo Aeroportuario del Sureste SAB de CV Series B	451,750	8,877,103
Grupo Bimbo SAB de CV	63,566	146,271
Infraestructura Energetica Nova SAB de CV	1,598,500	7,436,951
Wal-Mart de Mexico SAB de CV	8,131,500	18,580,894

		96,707,780
PAKISTAN — 0.38%
Habib Bank Ltd.	1,807,000	4,671,983
Lucky Cement Ltd.	556,000	4,556,935
MCB Bank Ltd.	2,641,000	5,549,791

		14,778,709
PERU — 1.06%
Credicorp Ltd.	242,555	40,632,814

		40,632,814
PHILIPPINES — 3.54%
Aboitiz Equity Ventures Inc.	16,193,500	24,741,651
Aboitiz Power Corp.	25,089,500	19,784,287
Bank of the Philippine Islands	12,489,154	26,446,144
BDO Unibank Inc.	10,737,753	26,426,414
Jollibee Foods Corp.	4,406,300	18,112,084

Security	Shares	Value
Metropolitan Bank & Trust Co.	4,371,551	$7,680,404
Security Bank Corp.	1,271,850	5,565,222
Universal Robina Corp.	2,300,450	7,487,150

		136,243,356
POLAND — 1.38%
Bank Pekao SA	394,760	14,638,617
Bank Zachodni WBK SA	82,628	7,532,426
Cyfrowy Polsat SAa	539,664	3,874,786
Grupa Lotos SAa	175,835	2,542,944
PGE Polska Grupa Energetyczna SA	4,336,105	12,723,607
Polski Koncern Naftowy ORLEN SA	412,830	11,775,492

		53,087,872
QATAR — 2.23%
Commercial Bank QSC (The)[a]	796,522	6,803,206
Doha Bank QSC	522,972	4,466,777
Masraf Al Rayan QSC	234,215	2,849,534
Qatar Electricity & Water Co. QSC	465,650	26,842,781
Qatar Gas Transport Co. Ltd.	453,835	2,350,689
Qatar Insurance Co. SAQ	479,090	8,881,296
Qatar Islamic Bank SAQ	624,110	17,517,314
Qatar National Bank QPSC	401,662	16,215,620

		85,927,217
RUSSIA — 0.22%
Rosneft Oil Co. PJSC	371,300	1,962,387
Rosneft Oil Co. PJSC GDR	1,216,637	6,363,012

		8,325,399
SOUTH AFRICA — 1.92%
Bidvest Group Ltd. (The)	344,720	4,466,687
Fortress Income Fund Ltd. Class A	7,183,520	9,244,807
New Europe Property Investments PLC	888,905	10,313,961
Pick n Pay Stores Ltd.	1,918,895	8,756,084
Sappi Ltd.	235,605	1,726,177
SPAR Group Ltd. (The)	713,070	9,242,804
Tiger Brands Ltd.	77,840	2,266,798
Vodacom Group Ltd.	2,210,795	27,707,345

		73,724,663
SOUTH KOREA — 10.86%
Cheil Worldwide Inc.	177,225	3,039,228
CJ CheilJedang Corp.	12,510	4,262,741

37

Consolidated Schedule of Investments (Unaudited) (Continued)

iSHARES® EDGE MSCI MIN VOL EMERGING MARKETS ETF

May 31, 2017

Security	Shares	Value
CJ Korea Express Corp.[a,c]	52,125	$8,962,185
Coway Co. Ltd.	70,195	6,300,998
Dongbu Insurance Co. Ltd.	437,850	26,475,924
E-MART Inc.	27,105	5,882,918
GS Retail Co. Ltd.	124,405	6,233,584
Hanssem Co. Ltd.	41,700	8,193,998
Hanwha Life Insurance Co. Ltd.	405,185	2,547,787
Hyundai Marine & Fire Insurance Co. Ltd.	269,660	9,092,234
Kakao Corp.[c]	34,750	3,066,542
Kangwon Land Inc.	719,325	23,290,042
Kia Motors Corp.	227,265	7,926,669
Korea Electric Power Corp.	110,505	4,214,508
KT Corp.	262,836	7,641,400
KT&G Corp.	389,200	38,586,281
LG Display Co. Ltd.	94,520	2,752,190
Lotte Confectionery Co. Ltd.[c]	23,630	4,643,266
NAVER Corp.	48,650	36,717,801
NCsoft Corp.	47,955	16,212,011
S-1 Corp.	284,255	26,531,482
Samsung Biologics Co. Ltd.[a]	159,850	31,410,325
Samsung Electro-Mechanics Co. Ltd.	54,905	4,045,786
Samsung Electronics Co. Ltd.	13,205	26,360,464
Samsung Fire & Marine Insurance Co. Ltd.	93,130	24,330,587
Samsung Life Insurance Co. Ltd.	257,845	28,096,722
Samsung SDI Co. Ltd.	57,685	8,527,034
SK Hynix Inc.	235,605	11,994,896
SK Telecom Co. Ltd.	133,440	30,213,505

		417,553,108
TAIWAN — 17.13%
Advanced Semiconductor Engineering Inc.	2,085,890	2,669,861
Advantech Co. Ltd.	2,636,481	21,387,059
Asustek Computer Inc.	1,665,000	15,775,957
Chicony Electronics Co. Ltd.	7,645,801	19,852,291
China Airlines Ltd.	6,300,000	1,929,020
Chunghwa Telecom Co. Ltd.	15,290,000	54,645,267
Delta Electronics Inc.	2,324,000	12,825,692
EVA Airways Corp.	6,255,643	3,057,214
Far EasTone Telecommunications Co. Ltd.	18,765,000	47,725,074
First Financial Holding Co. Ltd.	57,685,627	36,917,727

Security	Shares	Value
Formosa Petrochemical Corp.	5,560,000	$19,963,430
Formosa Plastics Corp.	2,780,840	8,292,874
Formosa Taffeta Co. Ltd.	7,645,000	7,993,459
Foxconn Technology Co. Ltd.	3,209,331	9,090,562
Hon Hai Precision Industry Co. Ltd.	12,510,125	42,838,621
Hua Nan Financial Holdings Co. Ltd.	49,345,033	28,298,874
Lite-On Technology Corp.	15,985,752	26,838,674
Novatek Microelectronics Corp.	541,000	2,149,323
Powertech Technology Inc.	2,781,000	8,542,983
President Chain Store Corp.	2,782,000	24,879,750
Quanta Computer Inc.	2,780,000	6,358,722
Siliconware Precision Industries Co. Ltd.	28,495,000	48,124,805
Standard Foods Corp.	1,747,497	4,700,040
Synnex Technology International Corp.	14,595,000	16,740,168
TaiMed Biologics Inc.[a]	349,000	2,204,528
Taiwan Business Bank	14,595,967	4,085,842
Taiwan Cooperative Financial Holding Co. Ltd.	95,910,321	49,582,948
Taiwan Mobile Co. Ltd.	13,900,000	51,757,040
Taiwan Semiconductor Manufacturing Co. Ltd.	8,340,000	56,285,781
Transcend Information Inc.	3,475,000	11,899,498
United Microelectronics Corp.	6,950,000	2,876,675
WPG Holdings Ltd.	6,255,000	8,359,686

		658,649,445
THAILAND — 6.47%
Advanced Info Service PCL NVDR	1,722,000	8,746,506
Airports of Thailand PCL NVDR	15,295,400	19,085,569
Bangkok Dusit Medical Services PCL NVDR[c]	38,503,000	21,026,301
Bangkok Expressway & Metro PCL	71,434,300	15,205,481
BTS Group Holdings PCL NVDR	97,369,500	24,442,432
Bumrungrad Hospital PCL NVDR	3,238,400	16,496,254
Central Pattana PCL NVDR	1,320,500	2,558,808
CP ALL PCL NVDR	15,555,700	28,544,664
Delta Electronics Thailand PCL NVDR	6,719,000	17,754,257

38

Consolidated Schedule of Investments (Unaudited) (Continued)

iSHARES® EDGE MSCI MIN VOL EMERGING MARKETS ETF

May 31, 2017

Security	Shares	Value
Electricity Generating PCL NVDR	2,202,200	$13,836,488
Glow Energy PCL NVDR	8,096,300	19,135,412
Home Product Center PCL NVDR	25,672,500	7,462,060
Kasikornbank PCL NVDR	1,529,000	8,417,131
KCE Electronics PCL NVDR	4,378,500	13,883,676
Minor International PCL NVDR[c]	3,305,800	3,639,680
Robinson PCL NVDR	3,305,800	5,774,959
Siam Cement PCL (The) Foreign	1,181,500	18,246,301
Thai Union Group PCL NVDR	7,158,500	4,413,638

		248,669,617
UNITED ARAB EMIRATES — 2.20%
DP World Ltd.	943,115	21,691,645
Dubai Islamic Bank PJSC	3,904,510	6,176,206
Emirates Telecommunications Group Co. PJSC	5,133,270	24,038,182
First Abu Dhabi Bank PJSC	11,396,262	32,733,614

		84,639,647

TOTAL COMMON STOCKS
(Cost: $3,428,859,594)		3,828,209,268

PREFERRED STOCKS — 0.27%

COLOMBIA — 0.16%
Grupo de Inversiones Suramericana SA, Preference Shares	483,720	6,259,070

		6,259,070
RUSSIA — 0.05%
Transneft PJSC, Preference Shares	695	1,922,308

		1,922,308
SOUTH KOREA — 0.06%
Samsung Electronics Co. Ltd., Preference Shares	1,390	2,171,409

		2,171,409

TOTAL PREFERRED STOCKS
(Cost: $8,143,303)		10,352,787

Security	Shares	Value
SHORT-TERM INVESTMENTS — 2.11%

MONEY MARKET FUNDS — 2.11%
BlackRock Cash Funds: Institutional, SL Agency Shares
1.16%[e,f,g]	80,971,796	$81,012,282

		81,012,282

TOTAL SHORT-TERM INVESTMENTS
(Cost: $80,984,958)		81,012,282

TOTAL INVESTMENTS IN SECURITIES — 101.94%
(Cost: $3,517,987,855)[h]		3,919,574,337
Other Assets, Less Liabilities — (1.94)%		(74,703,401)

NET ASSETS — 100.00%		$3,844,870,936

ADR  —  American Depositary Receipts

GDR  —  Global Depositary Receipts

NVDR  —  Non-Voting Depositary Receipts

[a]	Non-income earning security.
[b]	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
[c]	All or a portion of this security represents a security on loan.
[d]	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
[e]	Affiliated money market fund.
[f]	The rate quoted is the annualized seven-day yield of the fund at period end.
[g]	All or a portion of this security represents an investment of securities lending collateral.
[h]	The cost of investments for federal income tax purposes was $3,592,907,227. Net unrealized appreciation was $326,667,110, of which $518,397,237 represented gross unrealized appreciation on securities and $191,730,127 represented gross unrealized depreciation on securities.

39

Consolidated Schedule of Investments (Unaudited) (Continued)

iSHARES® EDGE MSCI MIN VOL EMERGING MARKETS ETF

May 31, 2017

Schedule 1 — Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of May 31, 2017. The breakdown of the Fund’s investments into major categories is disclosed in the schedule of investments above.

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common stocks	$3,802,424,669	$25,784,509	$90	$3,828,209,268
Preferred stocks	10,352,787	—	—	10,352,787
Money market funds	81,012,282	—	—	81,012,282

Total	$3,893,789,738	$25,784,509	$90	$3,919,574,337

40

Schedule of Investments (Unaudited)

iSHARES® EDGE MSCI MIN VOL GLOBAL ETF

May 31, 2017

Security	Shares	Value
COMMON STOCKS — 99.01%

BELGIUM — 0.31%
Colruyt SA	29,736	$1,646,995
Proximus SADP	141,659	5,096,662
UCB SA	51,212	3,617,672

		10,361,329
CANADA — 3.33%
Agnico Eagle Mines Ltd.	209,804	10,141,484
Barrick Gold Corp.	77,231	1,277,368
BCE Inc.	239,953	10,874,008
Fairfax Financial Holdings Ltd.	11,151	4,893,082
First Capital Realty Inc.	152,810	2,277,386
Franco-Nevada Corp.	264,733	19,770,206
Goldcorp Inc.	505,099	6,869,526
Intact Financial Corp.	208,565	14,326,394
RioCan REIT	93,338	1,748,317
Rogers Communications Inc. Class B	84,252	3,929,722
Shaw Communications Inc. Class B	621,978	13,289,617
TELUS Corp.	284,776	9,685,800
Thomson Reuters Corp.	207,326	9,043,939
Wheaton Precious Metals Corp.	105,728	2,160,430

		110,287,279
CHILE — 0.39%
Banco de Chile	36,008,231	4,603,515
SACI Falabella	982,940	8,144,302

		12,747,817
CHINA — 3.20%
Agricultural Bank of China Ltd. Class H	6,195,000	3,005,101
ANTA Sports Products Ltd.[a]	826,000	2,443,301
China Construction Bank Corp. Class H	7,847,000	6,485,082
China Huishan Dairy Holdings Co. Ltd.[a,b]	5,760,000	7
China Mobile Ltd.	2,155,000	23,907,725
China Telecom Corp. Ltd. Class H	8,260,000	4,102,201
China Unicom Hong Kong Ltd.[c]	2,478,000	3,555,241
COSCO SHIPPING Ports Ltd.[a]	1,652,000	1,929,201
CSPC Pharmaceutical Group Ltd.	6,608,000	9,887,684
Fullshare Holdings Ltd.[a]	1,032,500	421,350

Security	Shares	Value
Guangdong Investment Ltd.	4,956,000	$7,148,643
Industrial & Commercial Bank of China Ltd. Class H	2,478,000	1,656,781
Jiangsu Expressway Co. Ltd. Class H	1,724,000	2,504,434
Shandong Weigao Group Medical Polymer Co. Ltd. Class H	3,448,000	2,707,975
Shenzhou International Group Holdings Ltd.[a]	862,000	5,901,571
Sihuan Pharmaceutical Holdings Group Ltd.	3,717,000	1,597,951
Tencent Holdings Ltd.	82,600	2,836,561
Yum China Holdings Inc.[c]	600,502	23,065,282
Zijin Mining Group Co. Ltd. Class H	8,260,000	2,713,601

		105,869,692
CZECH REPUBLIC — 0.06%
Komercni Banka AS	47,908	1,910,572

		1,910,572
DENMARK — 1.25%
Chr Hansen Holding A/S	42,273	2,962,861
Coloplast A/S Class Ba	147,028	12,600,686
DONG Energy A/Sd	234,584	10,250,795
H Lundbeck A/S	107,380	5,734,269
ISS A/S	107,408	4,456,460
William Demant Holding A/Sa,c	202,783	5,324,054

		41,329,125
FINLAND — 0.07%
Orion OYJ Class B	37,996	2,461,047

		2,461,047
GERMANY — 0.18%
MAN SE	55,342	5,856,662

		5,856,662
HONG KONG — 3.44%
Cheung Kong Infrastructure Holdings Ltd.	862,000	7,428,126
CLP Holdings Ltd.	2,271,500	24,835,809
Hang Seng Bank Ltd.	1,197,700	25,283,659
HK Electric Investments & HK Electric Investments Ltd.[a,d]	4,336,500	3,973,411
HKT Trust & HKT Ltd.	6,167,000	8,072,352
Hong Kong & China Gas Co. Ltd.[a]	4,072,046	8,705,900

41

Schedule of Investments (Unaudited) (Continued)

iSHARES® EDGE MSCI MIN VOL GLOBAL ETF

May 31, 2017

Security	Shares	Value
Link REIT	1,293,000	$10,204,685
MTR Corp. Ltd.	2,370,500	13,506,689
Power Assets Holdings Ltd.[a]	862,000	7,721,269
Yue Yuen Industrial Holdings Ltd.	1,032,500	4,114,127

		113,846,027
INDIA — 0.28%
Wipro Ltd. ADR[a]	855,323	9,220,382

		9,220,382
INDONESIA — 0.81%
Bank Central Asia Tbk PT	9,003,400	11,592,216
Hanjaya Mandala Sampoerna Tbk PT	13,174,700	3,887,130
Kalbe Farma Tbk PT	15,363,600	1,776,272
Telekomunikasi Indonesia Persero Tbk PT	20,650,000	6,743,806
Unilever Indonesia Tbk PT	826,000	2,863,405

		26,862,829
IRELAND — 0.46%
Kerry Group PLC Class A	92,512	8,175,699
Paddy Power Betfair PLC	19,411	2,035,430
Ryanair Holdings PLC ADR[c]	47,082	5,025,533

		15,236,662
ISRAEL — 0.67%
Azrieli Group Ltd.	72,688	3,908,266
Bank Hapoalim BM	587,699	3,915,447
Bank Leumi Le-Israel BMa,c	522,858	2,558,670
Check Point Software Technologies Ltd.[c]	29,736	3,331,919
Mizrahi Tefahot Bank Ltd.[a]	234,171	4,172,906
Nice Ltd.	55,755	4,339,983

		22,227,191
ITALY — 0.61%
Luxottica Group SpA	62,363	3,783,363
Recordati SpA	30,562	1,230,681
Snam SpA	3,313,086	15,207,759

		20,221,803
JAPAN — 12.48%
ABC-Mart Inc.	43,100	2,521,653
Ajinomoto Co. Inc.	165,200	3,541,974
ANA Holdings Inc.	2,065,000	6,776,584
Astellas Pharma Inc.	784,700	9,923,615
Benesse Holdings Inc.	129,300	4,752,946
Canon Inc.	578,200	19,763,946
Chugai Pharmaceutical Co. Ltd.	86,200	3,281,657

Security	Shares	Value
Daiichi Sankyo Co. Ltd.	247,800	$5,441,808
Daiwa House REIT Investment Corp.	826	2,130,264
Eisai Co. Ltd.	86,200	4,549,109
FamilyMart UNY Holdings Co. Ltd.	84,400	4,747,190
FUJIFILM Holdings Corp.	86,200	3,147,584
Japan Airlines Co. Ltd.	215,500	6,323,620
Japan Prime Realty Investment Corp.	1,293	4,951,716
Japan Real Estate Investment Corp.	1,293	6,804,955
Japan Retail Fund Investment Corp.	2,478	4,824,464
Kajima Corp.	413,000	3,178,216
KDDI Corp.	41,300	1,145,054
Keikyu Corp.	862,000	10,273,690
Kintetsu Group Holdings Co. Ltd.	431,000	1,664,213
Kirin Holdings Co. Ltd.	165,200	3,490,435
Konami Holdings Corp.	123,900	6,095,004
Kyowa Hakko Kirin Co. Ltd.	82,600	1,414,698
Kyushu Railway Co.	206,500	7,011,869
Lawson Inc.	82,600	5,639,372
McDonald’s Holdings Co. Japan Ltd.[a]	129,300	4,636,022
MEIJI Holdings Co. Ltd.	82,600	6,767,247
Miraca Holdings Inc.	86,200	3,628,530
Mitsubishi Tanabe Pharma Corp.	330,400	7,358,821
Nagoya Railroad Co. Ltd.	1,239,000	5,792,494
NH Foods Ltd.	150,000	4,713,569
Nippon Building Fund Inc.	798	4,257,539
Nippon Prologis REIT Inc.	2,586	5,628,704
Nippon Telegraph & Telephone Corp.	413,000	19,823,701
Nissin Foods Holdings Co. Ltd.	86,200	5,448,641
Nitori Holdings Co. Ltd.	92,300	13,513,017
Nomura Real Estate Master Fund Inc.	4,130	6,221,983
Nomura Research Institute Ltd.	207,030	7,891,047
NTT Data Corp.	215,500	11,633,902
NTT DOCOMO Inc.	743,400	18,264,844
Obayashi Corp.	206,500	2,285,626
Oracle Corp. Japan[c]	43,100	2,541,140
Oriental Land Co. Ltd./Japan[a]	129,300	8,364,717
Otsuka Corp.	86,200	5,308,333

42

Schedule of Investments (Unaudited) (Continued)

iSHARES® EDGE MSCI MIN VOL GLOBAL ETF

May 31, 2017

Security	Shares	Value
Otsuka Holdings Co. Ltd.	474,100	$21,414,564
Park24 Co. Ltd.	170,600	4,766,958
Recruit Holdings Co. Ltd.	495,600	26,307,112
Sankyo Co. Ltd.	86,200	2,895,809
Santen Pharmaceutical Co. Ltd.	206,500	2,847,696
Secom Co. Ltd.	215,500	15,780,793
Shimadzu Corp.	123,900	2,399,908
Shionogi & Co. Ltd.	43,100	2,306,903
Suntory Beverage & Food Ltd.	215,500	10,484,152
Taisho Pharmaceutical Holdings Co. Ltd.	43,100	3,371,298
Takeda Pharmaceutical Co. Ltd.	247,800	12,788,304
Terumo Corp.	123,900	5,041,823
Tobu Railway Co. Ltd.	1,293,000	6,910,187
Toho Co. Ltd./Tokyo	82,600	2,446,218
Toyo Suisan Kaisha Ltd.	129,300	5,045,255
United Urban Investment Corp.	4,543	6,696,288
USS Co. Ltd.	129,300	2,606,228
Yamada Denki Co. Ltd.	330,400	1,735,881

		413,320,890
MALAYSIA — 0.81%
Hong Leong Bank Bhd[a]	991,200	3,246,875
IHH Healthcare Bhd[a]	2,312,800	3,128,765
Malayan Banking Bhd	2,188,900	4,827,854
Maxis Bhd[a]	2,849,700	4,094,779
Petronas Dagangan Bhd	330,400	1,899,028
Public Bank Bhd	1,445,560	6,775,218
Telekom Malaysia Bhd[a]	1,775,900	2,688,746

		26,661,265
PHILIPPINES — 0.40%
Aboitiz Equity Ventures Inc.	2,031,960	3,104,582
Bank of the Philippine Islands	1,243,139	2,632,383
BDO Unibank Inc.	3,114,029	7,663,858

		13,400,823
QATAR — 0.25%
Qatar National Bank QPSC	208,060	8,399,654

		8,399,654
SINGAPORE — 0.91%
SATS Ltd.	1,156,400	4,296,585
Singapore Airlines Ltd.[a]	867,300	6,275,606
Singapore Press Holdings Ltd.[a]	1,439,500	3,298,551
Singapore Telecommunications Ltd.[a]	6,029,800	16,388,642

		30,259,384

Security	Shares	Value
SOUTH KOREA — 0.74%
Dongbu Insurance Co. Ltd.	26,845	$1,623,264
Kangwon Land Inc.	101,598	3,289,503
KT&G Corp.	17,759	1,760,673
NAVER Corp.	2,065	1,558,525
S-1 Corp.	26,845	2,505,629
Samsung Biologics Co. Ltd.[c]	26,368	5,181,279
Samsung Fire & Marine Insurance Co. Ltd.	14,042	3,668,529
SK Telecom Co. Ltd.	22,302	5,049,622

		24,637,024
SPAIN — 0.06%
Amadeus IT Group SA	33,453	1,950,488

		1,950,488
SWITZERLAND — 4.99%
Chocoladefabriken Lindt & Spruengli AG Registered	131	9,623,771
EMS-Chemie Holding AG Registered	11,564	8,133,225
Givaudan SA Registered	862	1,770,238
Kuehne + Nagel International AG Registered	85,078	13,743,674
Nestle SA Registered	416,304	35,561,496
Novartis AG Registered	206,913	16,958,504
Partners Group Holding AG	12,803	7,853,424
Roche Holding AG	77,231	21,216,474
Schindler Holding AG Registered	33,040	6,877,429
Sika AG Bearer	413	2,663,552
Sonova Holding AG Registered	76,818	12,734,853
Straumann Holding AG Registered	10,325	5,725,144
Swiss Prime Site AG Registered	60,976	5,621,476
Swisscom AG Registered	34,692	16,651,300

		165,134,560
TAIWAN — 4.00%
Asustek Computer Inc.	862,000	8,167,492
Chang Hwa Commercial Bank Ltd.	7,021,630	4,096,865
Chicony Electronics Co. Ltd.	870,504	2,260,260
Chunghwa Telecom Co. Ltd.	6,195,000	22,140,447
E.Sun Financial Holding Co. Ltd.	7,434,137	4,597,059
Far EasTone Telecommunications Co. Ltd.	2,586,000	6,576,981
First Financial Holding Co. Ltd.	14,042,328	8,986,828

43

Schedule of Investments (Unaudited) (Continued)

iSHARES® EDGE MSCI MIN VOL GLOBAL ETF

May 31, 2017

Security	Shares	Value
Formosa Petrochemical Corp.	1,724,000	$6,190,099
Hon Hai Precision Industry Co. Ltd.	2,855,400	9,777,792
Hua Nan Financial Holdings Co. Ltd.	11,151,487	6,395,264
Mega Financial Holding Co. Ltd.	12,803,000	10,321,911
Quanta Computer Inc.	862,000	1,971,661
Siliconware Precision Industries Co. Ltd.	3,304,000	5,580,079
Synnex Technology International Corp.	2,267,250	2,600,490
Taiwan Cooperative Financial Holding Co. Ltd.	12,803,538	6,619,070
Taiwan Mobile Co. Ltd.	2,478,000	9,226,903
Taiwan Semiconductor Manufacturing Co. Ltd.	2,155,000	14,543,868
WPG Holdings Ltd.	1,724,000	2,304,093

		132,357,162
THAILAND — 0.74%
Advanced Info Service PCL NVDR	1,032,500	5,244,348
Bangkok Dusit Medical Services PCL NVDR[a]	6,230,800	3,402,610
BTS Group Holdings PCL NVDR	9,791,700	2,457,987
Bumrungrad Hospital PCL NVDR[a]	560,600	2,855,669
CP ALL PCL NVDR	949,900	1,743,064
Home Product Center PCL NVDR	6,518,800	1,894,777
Krung Thai Bank PCL NVDR	5,328,900	2,988,314
Siam Cement PCL (The) Foreign	247,800	3,826,859

		24,413,628
UNITED ARAB EMIRATES — 0.25%
Emirates Telecommunications Group Co. PJSC	1,254,281	5,873,573
First Abu Dhabi Bank PJSC	812,244	2,333,018

		8,206,591
UNITED KINGDOM — 1.65%
AstraZeneca PLC	23,128	1,562,721
Compass Group PLC	451,409	9,731,870
ConvaTec Group PLC[c,d]	1,804,397	7,454,039
GlaxoSmithKline PLC	483,210	10,626,437
Kingfisher PLC	1,279,887	5,371,532
Randgold Resources Ltd.	64,841	6,164,986
Reckitt Benckiser Group PLC	74,340	7,618,040

Security	Shares	Value
TUI AG	403,088	$6,233,993

		54,763,618
UNITED STATES — 56.67%
3M Co.	23,541	4,813,428
Abbott Laboratories	225,085	10,277,381
Accenture PLC Class A	28,497	3,547,022
Adobe Systems Inc.[c]	23,541	3,339,526
Aetna Inc.	68,971	9,991,139
AGNC Investment Corp.	553,833	11,514,188
Alleghany Corp.[c]	18,384	10,797,659
Allstate Corp. (The)	168,504	14,548,635
Altria Group Inc.	417,130	31,468,287
American Tower Corp.	21,889	2,871,618
American Water Works Co. Inc.	82,600	6,457,668
Annaly Capital Management Inc.	1,590,463	19,053,747
ANSYS Inc.[c]	137,529	17,374,039
Aon PLC	63,602	8,326,138
Aramark	103,250	3,847,095
Arch Capital Group Ltd.[c]	192,871	18,756,705
AT&T Inc.	905,709	34,896,968
Athene Holding Ltd. Class Ac	119,770	5,902,266
Automatic Data Processing Inc.	370,048	37,881,814
AutoZone Inc.[c]	19,824	12,011,758
AvalonBay Communities Inc.	106,554	20,377,387
Axis Capital Holdings Ltd.	145,789	9,560,843
Baxter International Inc.	196,351	11,645,578
Becton Dickinson and Co.	146,202	27,665,804
Berkshire Hathaway Inc. Class Bc	131,334	21,706,883
Boston Scientific Corp.[c]	124,313	3,360,180
Broadridge Financial Solutions Inc.	98,294	7,459,532
Campbell Soup Co.	117,705	6,785,693
CH Robinson Worldwide Inc.	140,420	9,409,544
Charter Communications Inc. Class Ac	37,583	12,986,806
Chipotle Mexican Grill Inc.[c]	3,304	1,577,164
Chubb Ltd.	114,814	16,440,217
Church & Dwight Co. Inc.	400,197	20,674,177
Cigna Corp.	10,325	1,664,700
Cincinnati Financial Corp.	96,229	6,743,728
Cintas Corp.	104,076	13,101,087
Cisco Systems Inc.	173,047	5,456,172
Clorox Co. (The)	172,634	23,431,613
CMS Energy Corp.	31,801	1,507,685
Coca-Cola Co. (The)	435,715	19,811,961

44

Schedule of Investments (Unaudited) (Continued)

iSHARES® EDGE MSCI MIN VOL GLOBAL ETF

May 31, 2017

Security	Shares	Value
Colgate-Palmolive Co.	129,682	$9,902,518
Comcast Corp. Class A	342,377	14,273,697
Consolidated Edison Inc.	457,191	37,850,843
Constellation Brands Inc. Class A	32,214	5,887,108
Cooper Companies Inc. (The)	8,673	1,897,219
Costco Wholesale Corp.	37,996	6,855,618
Crown Castle International Corp.	107,793	10,957,158
CVS Health Corp.	47,908	3,680,772
Danaher Corp.	64,428	5,472,514
Darden Restaurants Inc.	37,170	3,305,528
Dell Technologies Inc. Class Vc	337,008	23,384,985
Dominion Energy Inc.	253,995	20,515,176
Dr Pepper Snapple Group Inc.	104,902	9,735,955
Duke Energy Corp.	301,490	25,831,663
eBay Inc.[c]	91,273	3,130,664
Ecolab Inc.	27,671	3,675,816
Edison International	22,302	1,819,174
Eli Lilly & Co.	263,081	20,933,355
Equity Residential	119,357	7,768,947
Essex Property Trust Inc.	12,510	3,214,069
Everest Re Group Ltd.	63,632	16,203,889
Eversource Energy	70,210	4,357,935
Expeditors International of Washington Inc.	215,173	11,485,935
Exxon Mobil Corp.	313,054	25,200,847
F5 Networks Inc.[c]	14,042	1,799,201
Facebook Inc. Class Ac	38,409	5,817,427
Federal Realty Investment Trust	16,933	2,078,356
Fidelity National Information Services Inc.	124,313	10,674,757
Fiserv Inc.[c]	94,990	11,900,347
FNF Group	113,575	4,839,431
Gartner Inc.[c]	100,359	12,002,936
General Mills Inc.	370,461	21,019,957
Genuine Parts Co.	33,866	3,136,669
Henry Schein Inc.[c]	64,841	11,928,799
Hershey Co. (The)	57,820	6,664,911
Home Depot Inc. (The)	47,908	7,354,357
Hormel Foods Corp.	129,269	4,347,316
Humana Inc.	21,063	4,892,092
Intel Corp.	77,231	2,788,811
International Business Machines Corp.	73,101	11,157,406
Intuitive Surgical Inc.[c]	30,149	27,576,687
Jack Henry & Associates Inc.	116,879	12,413,719

Security	Shares	Value
JM Smucker Co. (The)	63,602	$8,131,516
Johnson & Johnson	380,373	48,782,837
Kellogg Co.	322,966	23,124,366
Kimberly-Clark Corp.	99,946	12,965,995
Laboratory Corp. of America Holdings[c]	80,535	11,194,365
Liberty Broadband Corp. Class Cc	24,367	2,172,805
Lockheed Martin Corp.	31,801	8,940,215
Lowe’s Companies Inc.	29,323	2,309,773
Markel Corp.[c]	21,889	21,391,025
Marsh & McLennan Companies Inc.	275,471	21,365,531
MasterCard Inc. Class A	41,099	5,050,245
McCormick & Co. Inc./MD NVS	177,177	18,452,985
McDonald’s Corp.	272,167	41,067,279
Medtronic PLC	153,223	12,913,634
Merck & Co. Inc.	370,874	24,147,606
Microsoft Corp.	34,279	2,394,045
Monsanto Co.	61,950	7,274,169
Motorola Solutions Inc.	151,984	12,701,303
Newmont Mining Corp.	104,076	3,554,195
NextEra Energy Inc.	34,513	4,881,519
Northrop Grumman Corp.	48,321	12,525,770
O’Reilly Automotive Inc.[c]	24,367	5,898,763
Occidental Petroleum Corp.	81,774	4,818,942
Oracle Corp.	58,233	2,643,196
Patterson Companies Inc.	35,105	1,550,237
Paychex Inc.	426,629	25,269,236
PepsiCo Inc.	271,754	31,759,890
Pfizer Inc.	586,047	19,134,435
PG&E Corp.	346,094	23,665,908
Procter & Gamble Co. (The)	423,325	37,290,699
Progressive Corp. (The)	123,487	5,239,553
Public Storage	63,189	13,607,751
Raytheon Co.	65,667	10,770,045
Realty Income Corp.	98,707	5,421,975
RenaissanceRe Holdings Ltd.	57,768	8,252,736
Republic Services Inc.	372,526	23,696,379
Reynolds American Inc.	379,134	25,496,761
Rollins Inc.	37,170	1,600,912
Ross Stores Inc.	55,342	3,537,461
SCANA Corp.	35,518	2,422,328
Sherwin-Williams Co. (The)	6,608	2,192,336
Southern Co. (The)	592,242	29,973,368

45

Schedule of Investments (Unaudited) (Continued)

iSHARES® EDGE MSCI MIN VOL GLOBAL ETF

May 31, 2017

Security	Shares	Value
Starbucks Corp.	191,219	$12,163,441
Stryker Corp.	191,219	27,336,668
Synopsys Inc.[c]	216,825	16,233,688
Sysco Corp.	124,313	6,782,517
Time Warner Inc.	90,447	8,998,572
TJX Companies Inc. (The)	288,687	21,712,149
Travelers Companies Inc. (The)	105,315	13,148,578
UDR Inc.	247,800	9,567,558
Ulta Salon Cosmetics & Fragrance Inc.[c]	5,369	1,636,686
United Parcel Service Inc. Class B	122,661	12,998,386
UnitedHealth Group Inc.	84,665	14,831,615
Vantiv Inc. Class Ac	58,233	3,652,374
Varian Medical Systems Inc.[c]	137,529	13,618,122
Verizon Communications Inc.	611,653	28,527,496
Visa Inc. Class A	265,559	25,289,184
VMware Inc. Class Aa,c	67,732	6,580,164
Wal-Mart Stores Inc.	261,842	20,580,781
Walt Disney Co. (The)	35,931	3,878,392
Waste Management Inc.	409,696	29,870,935
Waters Corp.[c]	16,520	2,967,322
WEC Energy Group Inc.	310,163	19,465,830
Welltower Inc.	59,885	4,344,058
Westar Energy Inc.	45,017	2,383,650
WR Berkley Corp.	152,810	10,542,362
Xcel Energy Inc.	432,411	20,716,811

		1,876,189,827

TOTAL COMMON STOCKS
(Cost: $2,852,920,356)		3,278,133,331

PREFERRED STOCKS — 0.05%

COLOMBIA — 0.05%
Grupo Aval Acciones y Valores SA, Preference Shares	3,909,045	1,624,954

		1,624,954

TOTAL PREFERRED STOCKS
(Cost: $1,544,822)		1,624,954

SHORT-TERM INVESTMENTS — 2.47%

MONEY MARKET FUNDS — 2.47%
BlackRock Cash Funds: Institutional, SL Agency Shares
1.16%[e,f,g]	77,678,075	77,716,913

Security	Shares	Value
BlackRock Cash Funds: Treasury, SL Agency Shares
0.73%[e,f]	3,981,766	$3,981,766

		81,698,679

TOTAL SHORT-TERM INVESTMENTS
(Cost: $81,664,109)		81,698,679

TOTAL INVESTMENTS IN SECURITIES — 101.53%
(Cost: $2,936,129,287)[h]		3,361,456,964
Other Assets, Less Liabilities — (1.53)%		(50,807,818)

NET ASSETS — 100.00%		$3,310,649,146

ADR  —  American Depositary Receipts

NVDR  —  Non-Voting Depositary Receipts

[a]	All or a portion of this security represents a security on loan.
[b]	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
[c]	Non-income earning security.
[d]	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
[e]	Affiliated money market fund.
[f]	The rate quoted is the annualized seven-day yield of the fund at period end.
[g]	All or a portion of this security represents an investment of securities lending collateral.
[h]	The cost of investments for federal income tax purposes was $2,968,396,858. Net unrealized appreciation was $393,060,106, of which $459,070,181 represented gross unrealized appreciation on securities and $66,010,075 represented gross unrealized depreciation on securities.

46

Schedule of Investments (Unaudited) (Continued)

iSHARES® EDGE MSCI MIN VOL GLOBAL ETF

May 31, 2017

Schedule 1 — Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of May 31, 2017. The breakdown of the Fund’s investments into major categories is disclosed in the schedule of investments above.

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common stocks	$3,278,133,324	$—	$7	$3,278,133,331
Preferred stocks	1,624,954	—	—	1,624,954
Money market funds	81,698,679	—	—	81,698,679

Total	$3,361,456,957	$—	$7	$3,361,456,964

47

Schedule of Investments (Unaudited)

iSHARES® EDGE MSCI MULTIFACTOR EMERGING MARKETS ETF

May 31, 2017

Security	Shares	Value
COMMON STOCKS — 86.03%

BRAZIL — 3.05%
BB Seguridade Participacoes SA	14,300	$128,324
Centrais Eletricas Brasileiras SAa	19,800	83,955
Cia. de Saneamento Basico do Estado de Sao Paulo	27,500	245,929
EDP — Energias do Brasil SA	28,600	117,653
M. Dias Branco SA	9,900	165,163
Odontoprev SA	9,900	36,849
Porto Seguro SA	13,200	131,072
Qualicorp SA	19,800	171,086
Sul America SA	24,079	132,541
Transmissora Alianca de Energia Eletrica SA Units	27,500	192,503

		1,405,075
CHINA — 33.31%
AAC Technologies Holdings Inc.	77,000	816,200
Alibaba Group Holding Ltd. ADR[a]	3,256	398,730
ANTA Sports Products Ltd.	88,000	260,303
China Communications Services Corp. Ltd. Class H	330,000	196,074
China Conch Venture Holdings Ltd.	110,000	212,590
China Construction Bank Corp. Class H	869,000	718,177
China Everbright Ltd.	66,000	148,220
China Medical System Holdings Ltd.	99,000	175,578
China Resources Land Ltd.	264,000	775,828
China State Construction International Holdings Ltd.	66,000	114,511
Chongqing Changan Automobile Co. Ltd. Class B	129,800	171,569
Chongqing Rural Commercial Bank Co. Ltd. Class H	341,000	233,242
COSCO SHIPPING Ports Ltd.	176,000	205,532
Country Garden Holdings Co. Ltd.	594,000	702,056
CSPC Pharmaceutical Group Ltd.	374,000	559,624
Dongfeng Motor Group Co. Ltd. Class H	220,000	247,881
Fuyao Glass Industry Group Co. Ltd. Class Hb	35,200	132,580
Geely Automobile Holdings Ltd.	495,000	819,447
Guangzhou Automobile Group Co. Ltd. Class H	242,000	406,209
Haitian International Holdings Ltd.	66,000	153,302

Security	Shares	Value
Jiangsu Expressway Co. Ltd. Class H	88,000	$127,837
Longfor Properties Co. Ltd.	159,500	324,631
NetEase Inc. ADR	3,729	1,061,945
New Oriental Education & Technology Group Inc. ADR[a]	14,091	1,009,902
Nine Dragons Paper (Holdings) Ltd.	165,000	195,651
Shandong Weigao Group Medical Polymer Co. Ltd. Class H	132,000	103,670
Shanghai Industrial Holdings Ltd.	33,000	103,119
Shanghai Pharmaceuticals Holding Co. Ltd. Class H	48,400	140,061
Sihuan Pharmaceutical Holdings Group Ltd.	528,000	226,989
Sino Biopharmaceutical Ltd.	495,000	441,485
Sino-Ocean Group Holding Ltd.	434,500	219,133
Sinopec Engineering Group Co. Ltd. Class H	126,500	116,233
Sunac China Holdings Ltd.	231,000	375,294
Sunny Optical Technology Group Co. Ltd.	77,000	599,799
TAL Education Group Class A ADR	4,763	554,747
Tencent Holdings Ltd.	28,600	982,151
TravelSky Technology Ltd. Class H	77,000	227,271
Yum China Holdings Inc.[a]	27,874	1,070,640

		15,328,211
CZECH REPUBLIC — 0.72%
Moneta Money Bank ASb	68,464	233,274
O2 Czech Republic AS	8,085	97,392

		330,666
HUNGARY — 0.97%
MOL Hungarian Oil & Gas PLC	1,980	161,164
Richter Gedeon Nyrt	11,099	283,960

		445,124
INDONESIA — 2.52%
Adaro Energy Tbk PT	2,050,400	233,980
Bank Danamon Indonesia Tbk PT	511,500	200,645
Bank Negara Indonesia Persero Tbk PT	602,800	296,422
United Tractors Tbk PT	199,100	415,165
Waskita Karya Persero Tbk PT	83,600	14,937

		1,161,149
MALAYSIA — 1.00%
AirAsia Bhd	248,600	173,091
Alliance Financial Group Bhd	169,400	171,379

48

Schedule of Investments (Unaudited) (Continued)

iSHARES® EDGE MSCI MULTIFACTOR EMERGING MARKETS ETF

May 31, 2017

Security	Shares	Value
PPB Group Bhd	29,700	$116,579

		461,049
MEXICO — 1.17%
Gentera SAB de CV	96,800	155,347
Grupo Aeroportuario del Pacifico SAB de CV Series B	28,600	285,177
OHL Mexico SAB de CV	90,200	99,945

		540,469
PAKISTAN — 0.22%
Lucky Cement Ltd.	12,100	99,171

		99,171
POLAND — 0.60%
Jastrzebska Spolka Weglowa SAa	8,954	160,941
Tauron Polska Energia SAa	131,648	113,909

		274,850
QATAR — 0.86%
Qatar Electricity & Water Co. QSC	2,552	147,112
Qatar Insurance Co. SAQ	13,288	246,331

		393,443
RUSSIA — 6.28%
Alrosa PJSC	299,200	470,075
Inter RAO UES PJSC	3,179,000	222,229
Lukoil PJSC	396	19,101
Mobile TeleSystems PJSC ADR	51,876	457,028
Novolipetsk Steel PJSC	87,038	172,504
PhosAgro PJSC GDR[c]	10,263	145,735
RusHydro PJSC	13,112,000	180,178
Surgutneftegas OJSC	740,300	393,870
Tatneft PJSC Class S	119,900	828,237

		2,888,957
SOUTH AFRICA — 4.15%
Bidvest Group Ltd. (The)	38,467	498,434
Capitec Bank Holdings Ltd.	2,882	170,211
Coronation Fund Managers Ltd.	35,046	187,452
Exxaro Resources Ltd.	29,095	225,258
Liberty Holdings Ltd.	19,822	171,910
Mondi Ltd.	9,064	237,346
Netcare Ltd.	56,760	116,049
Pick n Pay Stores Ltd.	21,373	97,527
SPAR Group Ltd. (The)	13,937	180,651
Tiger Brands Ltd.	880	25,627

		1,910,465
SOUTH KOREA — 16.76%
BGF retail Co. Ltd.	2,156	268,633

Security	Shares	Value
BNK Financial Group Inc.	25,784	$230,296
DGB Financial Group Inc.	16,731	171,853
Dongbu Insurance Co. Ltd.	4,895	295,991
E-MART Inc.	2,211	479,879
GS Retail Co. Ltd.	2,134	106,929
Hana Financial Group Inc.	27,731	1,016,754
Hanwha Chemical Corp.	8,184	217,831
Hanwha Life Insurance Co. Ltd.	16,885	106,172
Hyosung Corp.	2,387	358,178
Hyundai Department Store Co. Ltd.	1,628	168,674
Hyundai Engineering & Construction Co. Ltd.	8,690	377,995
Hyundai Marine & Fire Insurance Co. Ltd.	6,182	208,441
Hyundai Steel Co.	6,600	348,982
KT&G Corp.	7,546	748,130
Kumho Petrochemical Co. Ltd.	836	58,392
LG Display Co. Ltd.	10,857	316,129
Lotte Chemical Corp.	1,716	552,535
Samsung Electronics Co. Ltd.	539	1,075,978
SK Telecom Co. Ltd.	1,881	425,896
Yuhan Corp.	803	179,305

		7,712,973
TAIWAN — 10.87%
Chicony Electronics Co. Ltd.	77,200	200,450
China Life Insurance Co. Ltd./Taiwan	407,000	399,166
Feng TAY Enterprise Co. Ltd.	22,880	88,998
Foxconn Technology Co. Ltd.	77,720	220,145
Highwealth Construction Corp.	110,000	181,572
Innolux Corp.	737,000	333,229
Inventec Corp.	308,000	228,857
Lite-On Technology Corp.	165,718	278,226
Micro-Star International Co. Ltd.	88,000	204,794
Nien Made Enterprise Co. Ltd.	11,000	114,282
Novatek Microelectronics Corp.	77,000	305,911
Phison Electronics Corp.	11,000	119,219
Powertech Technology Inc.	88,000	270,328
Realtek Semiconductor Corp.	55,000	183,766
Ruentex Development Co. Ltd.[a]	22,000	25,490
Ruentex Industries Ltd.	99,000	148,110
Shin Kong Financial Holding Co. Ltd.[a]	550,000	141,710
Taiwan Business Bank	110,800	31,016
Taiwan Semiconductor Manufacturing Co. Ltd.	110,000	742,378

49

Schedule of Investments (Unaudited) (Continued)

iSHARES® EDGE MSCI MULTIFACTOR EMERGING MARKETS ETF

May 31, 2017

Security	Shares	Value
Teco Electric and Machinery Co. Ltd.	121,000	$116,861
Transcend Information Inc.	33,000	113,002
Vanguard International Semiconductor Corp.	22,000	41,471
Wistron Corp.	253,110	233,933
WPG Holdings Ltd.	209,000	279,324

		5,002,238
THAILAND — 0.67%
KCE Electronics PCL NVDR	40,700	129,054
Robinson PCL NVDR	51,700	90,316
Thai Union Group PCL NVDR	147,400	90,881

		310,251
TURKEY — 0.94%
Aselsan Elektronik Sanayi ve TAS	18,907	117,297
Turkiye Halk Bankasi AS	42,372	152,163
Turkiye Sise ve Cam Fabrikalari AS	121,484	161,795

		431,255
UNITED ARAB EMIRATES — 1.94%
Aldar Properties PJSC	199,265	119,895
DAMAC Properties Dubai Co. PJSC	266,915	217,282
Dubai Islamic Bank PJSC	165,682	262,078
Emaar Properties PJSC	152,402	295,012

		894,267

TOTAL COMMON STOCKS
(Cost: $34,126,612)		39,589,613

PREFERRED STOCKS — 5.36%

BRAZIL — 2.63%
Braskem SA Class A, Preference Shares	16,500	168,572
Cia. Paranaense de Energia Class B, Preference Shares	14,300	122,812
Itausa-Investimentos Itau SA, Preference Shares	333,380	920,116

		1,211,500
RUSSIA — 0.56%
Surgutneftegas OJSC, Preference Shares	523,600	259,897

		259,897
SOUTH KOREA — 2.17%
LG Household & Health Care Ltd., Preference Shares	220	121,043

Security	Shares	Value
Samsung Electronics Co. Ltd., Preference Shares	561	$876,375

		997,418

TOTAL PREFERRED STOCKS
(Cost: $2,070,436)		2,468,815

INVESTMENT COMPANIES — 8.04%

INDIA — 8.04%
iShares MSCI India ETF[d]	113,599	3,697,647

		3,697,647

TOTAL INVESTMENT COMPANIES
(Cost: $3,219,509)		3,697,647

SHORT-TERM INVESTMENTS — 0.67%

MONEY MARKET FUNDS — 0.67%
BlackRock Cash Funds: Institutional, SL Agency Shares
1.16%[e,f,g]	299,168	299,318
BlackRock Cash Funds: Treasury, SL Agency Shares
0.73%[e,f]	11,061	11,061

		310,379

TOTAL SHORT-TERM INVESTMENTS
(Cost: $310,323)		310,379

TOTAL INVESTMENTS IN SECURITIES — 100.10%
(Cost: $39,726,880)[h]		46,066,454
Other Assets, Less Liabilities — (0.10)%		(47,213)

NET ASSETS — 100.00%		$46,019,241

ADR  —  American Depositary Receipts

GDR  —  Global Depositary Receipts

NVDR  —  Non-Voting Depositary Receipts

[a]	Non-income earning security.
[b]	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
[c]	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
[d]	Affiliated issuer. See Schedule 1.
[e]	Affiliated money market fund.
[f]	The rate quoted is the annualized seven-day yield of the fund at period end.
[g]	All or a portion of this security represents an investment of securities lending collateral.
[h]	The cost of investments for federal income tax purposes was $39,752,152. Net unrealized appreciation was $6,314,302, of which $6,591,899 represented gross unrealized appreciation on securities and $277,597 represented gross unrealized depreciation on securities.

50

Schedule of Investments (Unaudited) (Continued)

iSHARES® EDGE MSCI MULTIFACTOR EMERGING MARKETS ETF

May 31, 2017

Schedule 1 — Affiliates

Investments in issuers considered to be affiliates of the Fund (excluding affiliated money market funds) during the nine months ended May 31, 2017, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

Affiliated issuer	Shares held at beginning of period	Shares purchased	Shares sold	Shares held at end of period	Value at end of period	Dividend income	Net realized gain (loss)
iShares MSCI India ETF	46,118	67,481	—	113,599	$3,697,647	$6,076	$—

Schedule 2 — Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of May 31, 2017. The breakdown of the Fund’s investments into major categories is disclosed in the schedule of investments above.

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common stocks	$38,773,413	$816,200	$—	$39,589,613
Preferred stocks	2,468,815	—	—	2,468,815
Investment companies	3,697,647	—	—	3,697,647
Money market funds	310,379	—	—	310,379

Total	$45,250,254	$816,200	$—	$46,066,454

The Fund had transfers from Level 1 to Level 2 during the period ended May 31, 2017 in the amount of $684,178 resulting from a temporary suspension of trading.

51

Schedule of Investments (Unaudited)

iSHARES® MSCI AUSTRALIA ETF

May 31, 2017

Security	Shares	Value
COMMON STOCKS — 99.07%

AIRLINES — 0.18%
Qantas Airways Ltd.	842,604	$3,142,654

		3,142,654
BANKS — 32.34%
Australia & New Zealand Banking Group Ltd.	5,401,530	112,632,907
Bank of Queensland Ltd.	717,065	5,957,418
Bendigo & Adelaide Bank Ltd.	869,586	7,295,782
Commonwealth Bank of Australia	3,168,246	187,862,487
National Australia Bank Ltd.	4,919,131	110,300,821
Westpac Banking Corp.	6,175,281	140,214,186

		564,263,601
BEVERAGES — 1.18%
Coca-Cola Amatil Ltd.	1,060,244	7,372,047
Treasury Wine Estates Ltd.	1,357,973	13,162,473

		20,534,520
BIOTECHNOLOGY — 4.62%
CSL Ltd.	837,967	80,654,247

		80,654,247
CAPITAL MARKETS — 3.05%
ASX Ltd.	356,164	13,554,274
Macquarie Group Ltd.	593,913	39,637,706

		53,191,980
CHEMICALS — 1.04%
Incitec Pivot Ltd.	3,123,473	7,952,419
Orica Ltd.	694,124	10,169,452

		18,121,871
COMMERCIAL SERVICES & SUPPLIES — 1.29%
Brambles Ltd.	2,922,577	22,562,131

		22,562,131
CONSTRUCTION & ENGINEERING — 0.31%
CIMIC Group Ltd.	179,463	5,410,848

		5,410,848
CONSTRUCTION MATERIALS — 1.31%
Boral Ltd.	2,156,780	10,998,458
James Hardie Industries PLC	811,031	11,821,853

		22,820,311
CONTAINERS & PACKAGING — 1.39%
Amcor Ltd./Australia	2,130,673	24,331,986

		24,331,986

Security	Shares	Value
DIVERSIFIED FINANCIAL SERVICES — 1.75%
AMP Ltd.	5,441,454	$20,456,990
Challenger Ltd./Australia	1,051,726	10,014,022

		30,471,012
DIVERSIFIED TELECOMMUNICATION SERVICES — 1.61%
Telstra Corp. Ltd.	7,658,180	25,084,973
TPG Telecom Ltd.	678,625	2,975,641

		28,060,614
ELECTRIC UTILITIES — 0.24%
AusNet Services	3,294,216	4,156,781

		4,156,781
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) — 8.11%
BGP Holdings PLC[a,b]	18,888,372	212
Dexus	1,780,767	13,773,935
Goodman Group	3,291,509	20,828,086
GPT Group (The)	3,312,845	12,923,133
Mirvac Group	6,816,428	11,569,833
Scentre Group	9,795,294	31,064,364
Stockland	4,452,473	15,645,112
Vicinity Centres	6,190,437	12,719,375
Westfield Corp.	3,631,977	22,928,431

		141,452,481
FOOD & STAPLES RETAILING — 6.42%
Wesfarmers Ltd.	2,080,629	66,139,044
Woolworths Ltd.	2,366,629	45,895,838

		112,034,882
GAS UTILITIES — 0.84%
APA Group	2,050,030	14,620,463

		14,620,463
HEALTH CARE EQUIPMENT & SUPPLIES — 0.66%
Cochlear Ltd.	105,650	11,529,467

		11,529,467
HEALTH CARE PROVIDERS & SERVICES — 1.76%
Healthscope Ltd.	3,202,976	4,816,599
Ramsay Health Care Ltd.	260,243	13,354,349
Sonic Healthcare Ltd.	727,632	12,545,435

		30,716,383
HOTELS, RESTAURANTS & LEISURE — 2.52%
Aristocrat Leisure Ltd.	998,539	16,205,294
Crown Resorts Ltd.	739,549	7,129,714
Domino’s Pizza Enterprises Ltd.	114,884	4,915,143
Flight Centre Travel Group Ltd.[c]	103,444	2,753,837

52

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI AUSTRALIA ETF

May 31, 2017

Security	Shares	Value
Tabcorp Holdings Ltd.	1,549,430	$5,282,905
Tatts Group Ltd.	2,440,688	7,631,272

		43,918,165
INSURANCE — 4.57%
Insurance Australia Group Ltd.	4,355,617	20,622,542
Medibank Pvt Ltd.	5,066,636	10,372,604
QBE Insurance Group Ltd.	2,523,363	24,232,869
Suncorp Group Ltd.	2,373,621	24,455,855

		79,683,870
IT SERVICES — 0.53%
Computershare Ltd.	859,716	9,222,621

		9,222,621
MEDIA — 0.27%
REA Group Ltd.	97,221	4,644,378

		4,644,378
METALS & MINING — 11.97%
Alumina Ltd.	4,503,426	6,436,943
BHP Billiton Ltd.	5,907,401	105,106,541
BlueScope Steel Ltd.	1,052,867	9,013,776
Fortescue Metals Group Ltd.	2,864,282	10,341,723
Newcrest Mining Ltd.	1,410,590	22,199,397
Rio Tinto Ltd.	780,402	36,490,730
South32 Ltd.	9,794,312	19,249,225

		208,838,335
MULTI-UTILITIES — 1.39%
AGL Energy Ltd.	1,236,386	24,253,258

		24,253,258
MULTILINE RETAIL — 0.16%
Harvey Norman Holdings Ltd.	1,031,552	2,895,129

		2,895,129
OIL, GAS & CONSUMABLE FUELS — 4.90%
Caltex Australia Ltd.	479,822	11,809,143
Oil Search Ltd.	2,521,216	13,344,892
Origin Energy Ltd.[b]	3,228,758	18,508,090
Santos Ltd.[b]	3,385,752	8,468,955
Woodside Petroleum Ltd.	1,394,888	33,385,333

		85,516,413
PROFESSIONAL SERVICES — 0.44%
Seek Ltd.	611,707	7,691,455

		7,691,455
REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.71%
LendLease Group	1,018,919	12,386,860

		12,386,860

Security	Shares	Value
ROAD & RAIL — 0.88%
Aurizon Holdings Ltd.	3,774,668	$15,455,279

		15,455,279
TRANSPORTATION INFRASTRUCTURE — 2.63%
Sydney Airport	2,028,150	11,233,327
Transurban Group	3,781,744	34,684,723

		45,918,050

TOTAL COMMON STOCKS (Cost: $1,995,889,073)		1,728,500,045

SHORT-TERM INVESTMENTS — 0.16%

MONEY MARKET FUNDS — 0.16%
BlackRock Cash Funds: Institutional, SL Agency Shares
1.16%[d,e,f]	2,320,348	2,321,508
BlackRock Cash Funds: Treasury, SL Agency Shares
0.73%[d,e]	419,929	419,929

		2,741,437

TOTAL SHORT-TERM INVESTMENTS (Cost: $2,740,469)		2,741,437

TOTAL INVESTMENTS IN SECURITIES — 99.23%
(Cost: $1,998,629,542)[g]		1,731,241,482
Other Assets, Less Liabilities — 0.77%		13,402,346

NET ASSETS — 100.00%		$1,744,643,828

[a]	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
[b]	Non-income earning security.
[c]	All or a portion of this security represents a security on loan.
[d]	Affiliated money market fund.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.
[f]	All or a portion of this security represents an investment of securities lending collateral.
[g]	The cost of investments for federal income tax purposes was $2,069,615,201. Net unrealized depreciation was $338,373,719, of which $74,685,418 represented gross unrealized appreciation on securities and $413,059,137 represented gross unrealized depreciation on securities.

53

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI AUSTRALIA ETF

May 31, 2017

Schedule 1 — Futures Contracts

Futures contracts outstanding as of May 31, 2017 were as follows:

Issue	Number of long (short) contracts	Expiration date	Exchange	Initial notional value	Current notional value	Unrealized appreciation (depreciation)
ASX SPI 200 Index	147	Jun. 2017	Sydney Futures	$15,864,671	$15,703,795	$(160,876)

Schedule 2 — Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of May 31, 2017. The breakdown of the Fund’s investments into major categories is disclosed in the schedule of investments above.

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common stocks	$1,728,499,833	$—	$212	$1,728,500,045
Money market funds	2,741,437	—	—	2,741,437

Total	$1,731,241,270	$—	$212	$1,731,241,482

Derivative financial instruments[a]:
Liabilities:
Futures contracts	$(160,876)	$—	$—	$(160,876)

Total	$(160,876)	$—	$—	$(160,876)

[a]	Shown at the unrealized appreciation (depreciation) on the contracts.

54

Schedule of Investments (Unaudited)

iSHARES® MSCI AUSTRIA CAPPED ETF

May 31, 2017

Security	Shares	Value
COMMON STOCKS — 99.26%

AEROSPACE & DEFENSE — 0.76%
FACC AGa	150,083	$1,198,255

		1,198,255
AIR FREIGHT & LOGISTICS — 3.24%
Oesterreichische Post AG	118,199	5,137,157

		5,137,157
BANKS — 24.66%
Erste Group Bank AG	882,714	32,061,369
Raiffeisen Bank International AGa	269,287	7,100,971

		39,162,340
CHEMICALS — 4.22%
Lenzing AG	37,386	6,703,368

		6,703,368
CONSTRUCTION & ENGINEERING — 0.90%
Porr AG	42,084	1,432,718

		1,432,718
CONSTRUCTION MATERIALS — 6.75%
RHI AGb	99,179	3,611,238
Wienerberger AG	301,464	7,113,837

		10,725,075
DIVERSIFIED TELECOMMUNICATION SERVICES — 2.35%
Telekom Austria AG	454,641	3,728,502

		3,728,502
ELECTRIC UTILITIES — 1.49%
EVN AG	163,303	2,368,882

		2,368,882
ELECTRICAL EQUIPMENT — 1.60%
Zumtobel Group AG	123,218	2,538,395

		2,538,395
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 1.95%
Austria Technologie & Systemtechnik AGb	136,157	1,416,254
Kapsch TrafficCom AG	31,150	1,686,607

		3,102,861
ENERGY EQUIPMENT & SERVICES — 1.88%
Schoeller-Bleckmann Oilfield Equipment AGa	43,678	2,987,230

		2,987,230

Security	Shares	Value
HOTELS, RESTAURANTS & LEISURE — 1.35%
DO & CO AGb	28,704	$2,140,008

		2,140,008
INSURANCE — 4.95%
UNIQA Insurance Group AG	454,245	3,958,689
Vienna Insurance Group AG Wiener Versicherung Gruppe	142,124	3,906,762

		7,865,451
MACHINERY — 5.51%
Andritz AG	120,668	7,247,266
Semperit AG Holding[b]	53,144	1,506,262

		8,753,528
METALS & MINING — 9.58%
Voestalpine AG	335,583	15,209,621

		15,209,621
OIL, GAS & CONSUMABLE FUELS — 14.23%
OMV AG	432,922	22,590,922

		22,590,922
REAL ESTATE MANAGEMENT & DEVELOPMENT — 13.84%
BUWOG AG	251,293	7,135,120
CA Immobilien Anlagen AG	251,349	6,003,316
IMMOFINANZ AG	2,715,690	6,104,534
S IMMO AG	196,576	2,731,070

		21,974,040

TOTAL COMMON STOCKS (Cost: $143,512,015)		157,618,353

RIGHTS — 0.00%

REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.00%
BUWOG AG (Expires 06/01/17)[a]	238,142	3

		3

TOTAL RIGHTS (Cost: $0)		3

SHORT-TERM INVESTMENTS — 3.25%

MONEY MARKET FUNDS — 3.25%
BlackRock Cash Funds: Institutional, SL Agency Shares
1.16%[c,d,e]	5,046,752	5,049,275

55

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI AUSTRIA CAPPED ETF

May 31, 2017

Security	Shares	Value
BlackRock Cash Funds: Treasury, SL Agency Shares
0.73%[c,d]	103,800	$103,800

		5,153,075

TOTAL SHORT-TERM INVESTMENTS (Cost: $5,151,697)		5,153,075

TOTAL INVESTMENTS IN SECURITIES — 102.51% (Cost: $148,663,712)[f]		162,771,431
Other Assets, Less Liabilities — (2.51)%		(3,986,548)

NET ASSETS — 100.00%		$158,784,883

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan.
[c]	Affiliated money market fund.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral.
[f]	The cost of investments for federal income tax purposes was $153,676,977. Net unrealized appreciation was $9,094,454, of which $16,792,098 represented gross unrealized appreciation on securities and $7,697,644 represented gross unrealized depreciation on securities.

Schedule 1 — Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of May 31, 2017. The breakdown of the Fund’s investments into major categories is disclosed in the schedule of investments above.

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common stocks	$157,618,353	$—	$—	$157,618,353
Rights	—	3	—	3
Money market funds	5,153,075	—	—	5,153,075

Total	$162,771,428	$3	$—	$162,771,431

56

Schedule of Investments (Unaudited)

iSHARES® MSCI BELGIUM CAPPED ETF

May 31, 2017

Security	Shares	Value
COMMON STOCKS — 99.12%

AIR FREIGHT & LOGISTICS — 1.67%
bpost SA	63,473	$1,545,634

		1,545,634
BANKS — 9.06%
KBC Group NV	111,544	8,401,385

		8,401,385
BEVERAGES — 22.01%
Anheuser-Busch InBev SA/NV	174,764	20,408,825

		20,408,825
BIOTECHNOLOGY — 3.31%
Ablynx NVa,b	70,261	884,895
Galapagos NVa	26,187	2,181,455

		3,066,350
CAPITAL MARKETS — 1.18%
Gimv NV	17,535	1,091,003

		1,091,003
CHEMICALS — 9.94%
Solvay SA	36,525	4,780,824
Tessenderlo Chemie NVa	26,456	1,115,914
Umicore SA	50,156	3,325,369

		9,222,107
COMMUNICATIONS EQUIPMENT — 0.87%
EVS Broadcast Equipment SA	20,025	804,235

		804,235
CONSTRUCTION & ENGINEERING — 1.21%
Cie. d’Entreprises CFE	7,291	1,118,717

		1,118,717
DISTRIBUTORS — 1.23%
D’ieteren SA/NV	23,275	1,136,682

		1,136,682
DIVERSIFIED FINANCIAL SERVICES — 9.52%
Ackermans & van Haaren NV	13,947	2,378,388
Groupe Bruxelles Lambert SA	39,631	3,854,433
KBC Ancora[a]	27,297	1,381,911
Sofina SA	8,300	1,215,202

		8,829,934
DIVERSIFIED TELECOMMUNICATION SERVICES — 3.12%
Proximus SADP	80,508	2,896,548

		2,896,548
ELECTRIC UTILITIES — 1.48%
Elia System Operator SA/NV	23,505	1,375,753

		1,375,753

Security	Shares	Value
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 1.07%
Barco NV	10,012	$993,900

		993,900
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) — 6.34%
Aedifica SA	14,868	1,246,908
Befimmo SA	17,914	1,056,165
Cofinimmo SA	13,426	1,625,250
Intervest Offices & Warehouses NV	25,355	632,390
Warehouses De Pauw CVA	12,947	1,321,949

		5,882,662
FOOD & STAPLES RETAILING — 2.25%
Colruyt SA	37,705	2,088,376

		2,088,376
FOOD PRODUCTS — 0.42%
Greenyard NV	18,670	390,601

		390,601
HEALTH CARE EQUIPMENT & SUPPLIES — 1.64%
Biocartis NVa,b,c	28,959	337,367
Ion Beam Applications	19,537	1,186,565

		1,523,932
HEALTH CARE PROVIDERS & SERVICES — 0.88%
Fagron[a,b]	63,569	816,340

		816,340
HEALTH CARE TECHNOLOGY — 0.91%
AGFA-Gevaert NVa	185,332	848,003

		848,003
INSURANCE — 3.81%
Ageas	87,417	3,533,409

		3,533,409
IT SERVICES — 1.14%
Econocom Group SA/NV	120,272	1,057,893

		1,057,893
MEDIA — 3.34%
Kinepolis Group NV	17,138	987,674
Telenet Group Holding NVa	31,787	2,108,924

		3,096,598
METALS & MINING — 2.20%
Bekaert SA	27,246	1,416,554
Nyrstar NVa,b	101,381	628,384

		2,044,938

57

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI BELGIUM CAPPED ETF

May 31, 2017

Security	Shares	Value
OIL, GAS & CONSUMABLE FUELS — 1.19%
Euronav NV	97,986	$737,470
Exmar NV	63,262	367,571

		1,105,041
PERSONAL PRODUCTS — 1.89%
Ontex Group NV	48,497	1,753,569

		1,753,569
PHARMACEUTICALS — 4.30%
UCB SA	56,460	3,988,397

		3,988,397
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 1.52%
Melexis NV	15,587	1,407,640

		1,407,640
TEXTILES, APPAREL & LUXURY GOODS — 0.70%
Sioen Industries NV	10,317	378,730
Van de Velde NV	4,904	268,724

		647,454
WIRELESS TELECOMMUNICATION SERVICES — 0.92%
Orange Belgium SA	36,639	854,706

		854,706

TOTAL COMMON STOCKS (Cost: $93,955,591)		91,930,632

Security	Shares	Value
SHORT-TERM INVESTMENTS — 2.22%

MONEY MARKET FUNDS — 2.22%
BlackRock Cash Funds: Institutional, SL Agency Shares
1.16%[d,e,f]	2,032,209	$2,033,225
BlackRock Cash Funds: Treasury, SL Agency Shares
0.73%[d,e]	20,632	20,632

		2,053,857

TOTAL SHORT-TERM INVESTMENTS (Cost: $2,052,978)		2,053,857

TOTAL INVESTMENTS IN SECURITIES — 101.34%
(Cost: $96,008,569)[g]		93,984,489
Other Assets, Less Liabilities — (1.34)%		(1,241,612)

NET ASSETS — 100.00%		$92,742,877

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan.
[c]	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
[d]	Affiliated money market fund.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.
[f]	All or a portion of this security represents an investment of securities lending collateral.
[g]	The cost of investments for federal income tax purposes was $98,566,267. Net unrealized depreciation was $4,581,778, of which $6,789,831 represented gross unrealized appreciation on securities and $11,371,609 represented gross unrealized depreciation on securities.

Schedule 1 — Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of May 31, 2017. The breakdown of the Fund’s investments into major categories is disclosed in the schedule of investments above.

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common stocks	$91,930,632	$—	$—	$91,930,632
Money market funds	2,053,857	—	—	2,053,857

Total	$93,984,489	$—	$—	$93,984,489

58

Schedule of Investments (Unaudited)

iSHARES® MSCI BRAZIL CAPPED ETF

May 31, 2017

Security	Shares	Value
COMMON STOCKS — 60.75%

AEROSPACE & DEFENSE — 1.09%
Embraer SA	12,522,632	$61,825,379

		61,825,379
BANKS — 5.89%
Banco Bradesco SA	16,585,757	138,351,032
Banco do Brasil SA	15,501,697	135,474,927
Banco Santander Brasil SA Units	7,866,800	61,715,614

		335,541,573
BEVERAGES — 8.56%
Ambev SA	84,452,960	487,268,682

		487,268,682
CAPITAL MARKETS — 3.92%
BM&FBovespa SA-Bolsa de Valores Mercadorias e Futuros	39,328,602	223,397,326

		223,397,326
CONTAINERS & PACKAGING — 0.95%
Klabin SA Units	10,542,420	54,292,098

		54,292,098
DIVERSIFIED CONSUMER SERVICES — 1.99%
Kroton Educacional SA	25,363,764	113,412,661

		113,412,661
ELECTRIC UTILITIES — 2.94%
Centrais Eletricas Brasileiras SAa	4,349,100	18,440,892
CPFL Energia SA	5,257,753	42,625,609
EDP – Energias do Brasil SA	7,892,100	32,465,960
Equatorial Energia SA	3,709,200	61,080,326
Transmissora Alianca de Energia Eletrica SA Units	1,869,800	13,088,831

		167,701,618
FOOD & STAPLES RETAILING — 1.75%
Raia Drogasil SA	4,498,400	99,878,130

		99,878,130
FOOD PRODUCTS — 3.48%
BRF SA	9,126,238	121,915,823
JBS SA	14,617,022	36,375,776
M. Dias Branco SA	2,380,700	39,717,488

		198,009,087
HEALTH CARE PROVIDERS & SERVICES — 1.03%
Odontoprev SA	5,405,900	20,121,257
Qualicorp SA	4,478,200	38,694,697

		58,815,954

Security	Shares	Value
INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS — 0.62%
Engie Brasil Energia SA	3,446,600	$35,254,632

		35,254,632
INSURANCE — 2.94%
BB Seguridade Participacoes SA	12,687,300	113,852,359
Porto Seguro SA	2,624,500	26,060,473
Sul America SA	5,020,749	27,636,725

		167,549,557
IT SERVICES — 2.77%
Cielo SA	22,460,406	157,987,499

		157,987,499
MACHINERY — 1.15%
WEG SA	11,190,660	65,567,577

		65,567,577
METALS & MINING — 2.07%
Cia. Siderurgica Nacional SAa	15,243,754	32,247,487
Vale SA	10,243,600	85,826,635

		118,074,122
MULTILINE RETAIL — 2.30%
Lojas Americanas SA	5,102,860	19,512,602
Lojas Renner SA	13,730,090	111,651,188

		131,163,790
OIL, GAS & CONSUMABLE FUELS — 7.19%
Cosan SA Industria e Comercio	2,774,790	30,830,049
Petroleo Brasileiro SAa	53,521,644	224,794,866
Ultrapar Participacoes SA	6,670,500	153,967,844

		409,592,759
PAPER & FOREST PRODUCTS — 1.27%
Duratex SA	6,452,511	15,978,063
Fibria Celulose SA	4,930,926	56,413,394

		72,391,457
PERSONAL PRODUCTS — 0.64%
Natura Cosmeticos SA	3,602,400	36,181,747

		36,181,747
PHARMACEUTICALS — 1.15%
Hypermarcas SA	7,199,500	65,494,403

		65,494,403
REAL ESTATE MANAGEMENT & DEVELOPMENT — 1.49%
BR Malls Participacoes SA	12,989,103	47,986,140
Multiplan Empreendimentos Imobiliarios SA	1,876,526	37,093,042

		85,079,182

59

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI BRAZIL CAPPED ETF

May 31, 2017

Security	Shares	Value
ROAD & RAIL — 1.50%
Localiza Rent A Car SA	3,339,077	$44,770,898
Rumo SAa	15,478,200	40,475,865

		85,246,763
TRANSPORTATION INFRASTRUCTURE — 2.07%
CCR SA	23,014,900	117,672,086

		117,672,086
WATER UTILITIES — 1.10%
Cia. de Saneamento Basico do Estado de Sao Paulo	6,997,400	62,576,971

		62,576,971
WIRELESS TELECOMMUNICATION SERVICES — 0.89%
TIM Participacoes SA	16,470,490	50,384,625

		50,384,625

TOTAL COMMON STOCKS (Cost: $2,645,549,849)		3,460,359,678

PREFERRED STOCKS — 38.84%

BANKS — 22.89%
Banco Bradesco SA, Preference Shares	54,681,279	464,052,296
Itau Unibanco Holding SA, Preference Shares	58,658,078	643,053,741
Itausa-Investimentos Itau SA, Preference Shares	71,270,662	196,704,214

		1,303,810,251
CHEMICALS — 0.67%
Braskem SA Class A, Preference Shares	3,721,236	38,017,932

		38,017,932
DIVERSIFIED TELECOMMUNICATION SERVICES — 2.08%
Telefonica Brasil SA, Preference Shares	8,193,474	118,247,990

		118,247,990
ELECTRIC UTILITIES — 1.48%
Centrais Eletricas Brasileiras SA Class B, Preference Shares	5,582,146	29,711,311
Cia. Energetica de Minas Gerais, Preference Shares	14,536,790	34,248,512
Cia. Paranaense de Energia Class B, Preference Shares	2,380,300	20,442,629

		84,402,452

Security	Shares	Value
FOOD & STAPLES RETAILING — 1.11%
Cia. Brasileira de Distribuicao, Preference Shares	2,984,564	$63,486,871

		63,486,871
METALS & MINING — 3.81%
Gerdau SA, Preference Shares	17,110,446	50,337,256
Vale SA, Preference Shares	20,986,600	166,906,505

		217,243,761
MULTILINE RETAIL — 1.20%
Lojas Americanas SA, Preference Shares	15,129,627	68,117,847

		68,117,847
OIL, GAS & CONSUMABLE FUELS — 4.94%
Petroleo Brasileiro SA, Preference Shares	70,378,278	281,270,039

		281,270,039
PAPER & FOREST PRODUCTS — 0.66%
Suzano Papel e Celulose SA Class A, Preference Shares	7,932,200	37,547,573

		37,547,573

TOTAL PREFERRED STOCKS (Cost: $1,668,855,166)		2,212,144,716

SHORT-TERM INVESTMENTS — 0.06%

MONEY MARKET FUNDS — 0.06%
BlackRock Cash Funds: Treasury, SL Agency Shares
0.73%[b,c]	3,336,753	3,336,753

		3,336,753

TOTAL SHORT-TERM INVESTMENTS (Cost: $3,336,753)		3,336,753

TOTAL INVESTMENTS IN SECURITIES — 99.65% (Cost: $4,317,741,768)[d]		5,675,841,147
Other Assets, Less Liabilities — 0.35%		20,168,766

NET ASSETS — 100.00%		$5,696,009,913

[a]	Non-income earning security.
[b]	Affiliated money market fund.
[c]	The rate quoted is the annualized seven-day yield of the fund at period end.
[d]	The cost of investments for federal income tax purposes was $4,895,007,974. Net unrealized appreciation was $780,833,173, of which $1,384,453,158 represented gross unrealized appreciation on securities and $603,619,985 represented gross unrealized depreciation on securities.

60

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI BRAZIL CAPPED ETF

May 31, 2017

Schedule 1 — Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of May 31, 2017. The breakdown of the Fund’s investments into major categories is disclosed in the schedule of investments above.

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common stocks	$3,460,359,678	$—	$—	$3,460,359,678
Preferred stocks	2,212,144,716	—	—	2,212,144,716
Money market funds	3,336,753	—	—	3,336,753

Total	$5,675,841,147	$—	$—	$5,675,841,147

61

Consolidated Schedule of Investments (Unaudited)

iSHARES® MSCI BRIC ETF

May 31, 2017

Security	Shares	Value
COMMON STOCKS — 93.71%

BRAZIL — 8.67%
Ambev SA	496,065	$2,862,149
Banco Bradesco SA	88,019	734,212
Banco do Brasil SA	99,289	867,722
Banco Santander Brasil SA Units	37,200	291,837
BB Seguridade Participacoes SA	74,400	667,645
BM&FBovespa SA-Bolsa de Valores Mercadorias e Futuros	223,269	1,268,230
BR Malls Participacoes SA	77,118	284,900
BRF SA	50,823	678,936
CCR SA	124,000	633,995
Centrais Eletricas Brasileiras SAa	24,800	105,156
Cia. de Saneamento Basico do Estado de Sao Paulo	37,200	332,675
Cia. Siderurgica Nacional SAa	62,000	131,158
Cielo SA	136,421	959,593
Cosan SA Industria e Comercio	12,400	137,774
CPFL Energia SA	24,854	201,496
Duratex SA	37,248	92,236
EDP – Energias do Brasil SA	37,200	153,031
Embraer SA	66,100	326,342
Engie Brasil Energia SA	24,800	253,675
Equatorial Energia SA	24,800	408,388
Fibria Celulose SA	24,841	284,199
Hypermarcas SA	37,200	338,411
JBS SA	74,452	185,280
Klabin SA Units	62,000	319,292
Kroton Educacional SA	148,864	665,637
Localiza Rent A Car SA	13,293	178,235
Lojas Americanas SA	24,800	94,832
Lojas Renner SA	84,360	686,004
M. Dias Branco SA	12,400	206,871
Multiplan Empreendimentos Imobiliarios SA	12,910	255,190
Natura Cosmeticos SA	12,400	124,543
Odontoprev SA	24,800	92,308
Petroleo Brasileiro SAa	310,000	1,302,023
Porto Seguro SA	12,400	123,128
Qualicorp SA	24,800	214,289
Raia Drogasil SA	24,850	551,745
Rumo SAa	83,500	218,354
Sul America SA	12,489	68,746
TIM Participacoes SA	99,269	303,672

Security	Shares	Value
Transmissora Alianca de Energia Eletrica SA Units	17,400	$121,802
Ultrapar Participacoes SA	37,200	858,647
Vale SA	136,400	1,142,836
WEG SA	62,440	365,844

		20,093,038
CHINA — 59.02%
3SBio Inc.[a,b,c]	62,000	86,089
58.com Inc. ADR[a,c]	9,300	399,900
AAC Technologies Holdings Inc.	62,000	657,200
Agricultural Bank of China Ltd. Class H	2,604,000	1,263,161
Air China Ltd. Class H	248,000	235,828
Alibaba Group Holding Ltd. ADR[a,c]	120,404	14,744,674
Alibaba Health Information Technology Ltd.[a]	326,000	166,086
Alibaba Pictures Group Ltd.[a]	1,240,000	214,823
Aluminum Corp. of China Ltd. Class Ha,c	496,000	231,054
Anhui Conch Cement Co. Ltd. Class H	124,000	411,347
ANTA Sports Products Ltd.	124,040	366,909
Autohome Inc. ADR[a]	3,844	162,909
AviChina Industry & Technology Co. Ltd. Class H	248,000	152,445
Baidu Inc. ADR[a]	29,016	5,399,878
Bank of China Ltd. Class H	8,432,000	4,220,085
Bank of Communications Co. Ltd. Class H	992,200	769,063
Beijing Capital International Airport Co. Ltd. Class H	248,000	362,176
Beijing Enterprises Holdings Ltd.	62,000	293,990
Beijing Enterprises Water Group Ltd.	496,000	397,184
Belle International Holdings Ltd.	620,000	483,750
Brilliance China Automotive Holdings Ltd.	248,000	462,745
Byd Co. Ltd. Class Hc	62,000	370,371
CGN Power Co. Ltd. Class Hb	1,116,000	330,828
China Cinda Asset Management Co. Ltd. Class H	992,000	375,543
China CITIC Bank Corp. Ltd. Class H	992,000	612,326
China Coal Energy Co. Ltd. Class Ha	248,000	108,844
China Communications Construction Co. Ltd. Class H	506,000	683,113
China Communications Services Corp. Ltd. Class H	248,800	147,828

62

Consolidated Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI BRIC ETF

May 31, 2017

Security	Shares	Value
China Conch Venture Holdings Ltd.	124,000	$239,647
China Construction Bank Corp. Class H	9,052,370	7,481,250
China Everbright Bank Co. Ltd. Class H	381,000	180,417
China Everbright International Ltd.	248,000	316,666
China Evergrande Group[c]	496,000	889,846
China Galaxy Securities Co. Ltd. Class H	310,000	285,238
China Gas Holdings Ltd.	248,000	378,089
China Huarong Asset Management Co. Ltd. Class Hb	744,000	302,662
China Huishan Dairy Holdings Co. Ltd.[c,d]	345,000	—
China Jinmao Holdings Group Ltd.[c]	496,000	162,311
China Life Insurance Co. Ltd. Class H	744,000	2,444,212
China Longyuan Power Group Corp. Ltd.	372,000	280,225
China Medical System Holdings Ltd.	124,000	219,915
China Mengniu Dairy Co. Ltd.	248,000	501,573
China Merchants Bank Co. Ltd. Class H	434,456	1,304,631
China Merchants Port Holdings Co. Ltd.	248,000	735,173
China Minsheng Banking Corp. Ltd. Class H	620,000	635,718
China Mobile Ltd.	682,000	7,566,157
China National Building Material Co. Ltd. Class H	248,000	137,805
China Oilfield Services Ltd. Class H	248,000	214,823
China Overseas Land & Investment Ltd.	496,800	1,491,844
China Pacific Insurance Group Co. Ltd. Class H	297,600	1,191,553
China Petroleum & Chemical Corp. Class H	2,728,600	2,237,519
China Power International Development Ltd.	372,000	141,783
China Railway Construction Corp. Ltd. Class H	198,000	271,879

Security	Shares	Value
China Railway Group Ltd. Class H	372,000	$308,391
China Resources Beer Holdings Co. Ltd.	248,000	625,693
China Resources Gas Group Ltd.	89,000	272,969
China Resources Land Ltd.	276,444	812,398
China Resources Power Holdings Co. Ltd.	248,200	512,170
China Shenhua Energy Co. Ltd. Class H	372,000	906,077
China Southern Airlines Co. Ltd. Class H	248,000	189,681
China State Construction International Holdings Ltd.	248,000	430,283
China Taiping Insurance Holdings Co. Ltd.[a]	173,640	462,375
China Telecom Corp. Ltd. Class H	1,488,000	738,992
China Unicom Hong Kong Ltd.[a]	539,900	774,606
China Vanke Co. Ltd. Class H	124,001	329,398
Chongqing Changan Automobile Co. Ltd. Class B	99,200	131,122
Chongqing Rural Commercial Bank Co. Ltd. Class H	248,000	169,631
CITIC Ltd.	496,000	786,731
CITIC Securities Co. Ltd. Class H	248,000	520,032
CNOOC Ltd.	1,860,000	2,124,364
COSCO SHIPPING Ports Ltd.[c]	248,000	289,614
Country Garden Holdings Co. Ltd.	620,046	732,841
CRRC Corp. Ltd. Class H	447,400	419,126
CSPC Pharmaceutical Group Ltd.	496,000	742,175
Ctrip.com International Ltd. ADR[a,c]	39,928	2,182,065
Dongfeng Motor Group Co. Ltd. Class H	248,000	279,429
ENN Energy Holdings Ltd.	74,000	389,351
Far East Horizon Ltd.	248,000	229,781
Fosun International Ltd.	248,000	385,727
Fullshare Holdings Ltd.[c]	705,000	287,702
Fuyao Glass Industry Group Co. Ltd. Class Hb	49,600	186,817
GCL-Poly Energy Holdings Ltd.[a,c]	1,488,000	158,492
Geely Automobile Holdings Ltd.	620,000	1,026,378
GF Securities Co. Ltd. Class H	148,800	308,582
GOME Electrical Appliances Holding Ltd.[c]	1,364,400	176,844
Great Wall Motor Co. Ltd. Class H	310,000	331,385

63

Consolidated Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI BRIC ETF

May 31, 2017

Security	Shares	Value
Guangdong Investment Ltd.	248,000	$357,721
Guangzhou Automobile Group Co. Ltd. Class H	248,454	417,042
Guangzhou R&F Properties Co. Ltd. Class H	99,200	160,401
Haier Electronics Group Co. Ltd.	144,000	366,262
Haitong Securities Co. Ltd. Class H	347,200	581,901
Hanergy Thin Film Power Group Ltd.[a,d]	7,709	—
Hengan International Group Co. Ltd.[c]	62,000	434,818
Huaneng Power International Inc. Class H	496,000	395,911
Huaneng Renewables Corp. Ltd. Class H	496,000	164,221
Huatai Securities Co. Ltd. Class Hb	173,600	341,744
Industrial & Commercial Bank of China Ltd. Class H	7,812,050	5,223,105
JD.com Inc. ADR[a]	68,696	2,749,901
Jiangxi Copper Co. Ltd. Class H	124,000	186,499
Kingsoft Corp. Ltd.	124,000	333,374
Kunlun Energy Co. Ltd.	248,000	222,143
Lenovo Group Ltd.	744,000	486,933
Longfor Properties Co. Ltd.	124,000	252,378
Momo Inc. ADR[a]	8,308	316,036
NetEase Inc. ADR	8,432	2,401,265
New China Life Insurance Co. Ltd. Class H	86,800	468,394
New Oriental Education & Technology Group Inc. ADR[a]	14,384	1,030,901
Nine Dragons Paper (Holdings) Ltd.	124,000	147,035
People’s Insurance Co. Group of China Ltd. (The) Class H	744,000	320,803
PetroChina Co. Ltd. Class H	2,232,000	1,486,577
PICC Property & Casualty Co. Ltd. Class H	497,548	830,050
Ping An Insurance Group Co. of China Ltd. Class H	558,000	3,576,808
Semiconductor Manufacturing International Corp.[a]	276,200	291,000
Shandong Weigao Group Medical Polymer Co. Ltd. Class H	184,000	144,509

Security	Shares	Value
Shanghai Electric Group Co. Ltd. Class Ha	252,000	$109,306
Shanghai Fosun Pharmaceutical Group Co. Ltd. Class H	65,500	250,906
Shanghai Lujiazui Finance & Trade Zone Development Co. Ltd. Class B	86,880	137,965
Shanghai Pharmaceuticals Holding Co. Ltd. Class H	74,400	215,301
Shenzhou International Group Holdings Ltd.[c]	55,000	376,550
Shimao Property Holdings Ltd.	124,000	211,641
Sihuan Pharmaceutical Holdings Group Ltd.	248,000	106,616
SINA Corp./China[a]	6,076	595,266
Sino Biopharmaceutical Ltd.	496,000	442,377
Sino-Ocean Group Holding Ltd.	310,000	156,344
Sinopec Engineering Group Co. Ltd. Class H	124,000	113,936
Sinopec Shanghai Petrochemical Co. Ltd. Class H	249,000	146,349
Sinopharm Group Co. Ltd. Class H	148,800	679,797
SOHO China Ltd.	248,000	124,120
Sun Art Retail Group Ltd.	248,000	229,145
Sunac China Holdings Ltd.	248,000	402,913
Sunny Optical Technology Group Co. Ltd.	124,000	965,909
TAL Education Group Class A ADR	3,968	462,153
Tencent Holdings Ltd.	607,600	20,865,551
Tingyi Cayman Islands Holding Corp.	248,000	302,980
TravelSky Technology Ltd. Class H	124,000	365,995
Tsingtao Brewery Co. Ltd. Class H	40,000	182,228
Vipshop Holdings Ltd. ADR[a]	44,020	544,527
Want Want China Holdings Ltd.	496,000	348,173
Weibo Corp. ADR[a,c]	2,728	200,590
Weichai Power Co. Ltd. Class H	124,550	202,030
Yanzhou Coal Mining Co. Ltd. Class Hc	248,000	184,589
Yum China Holdings Inc.[a]	36,208	1,390,749
YY Inc. ADR[a]	3,472	202,557

64

Consolidated Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI BRIC ETF

May 31, 2017

Security	Shares	Value
Zhuzhou CRRC Times Electric Co. Ltd. Class H	49,600	$261,925
Zijin Mining Group Co. Ltd. Class H	527,000	173,132
ZTE Corp. Class H	74,448	151,524

		136,733,183
INDIA — 19.08%
ACC Ltd.	5,704	144,726
Adani Ports & Special Economic Zone Ltd.[a]	74,525	391,568
Ambuja Cements Ltd.	63,860	238,782
Apollo Hospitals Enterprise Ltd.[a]	7,440	139,656
Ashok Leyland Ltd.	120,798	176,928
Asian Paints Ltd.	31,372	559,756
Aurobindo Pharma Ltd.	28,398	252,708
Axis Bank Ltd.	179,552	1,430,544
Bajaj Auto Ltd.	9,300	410,219
Bajaj Finance Ltd.	17,360	357,034
Bajaj Finserv Ltd.[a]	3,844	249,753
Bharat Forge Ltd.	10,664	193,355
Bharat Heavy Electricals Ltd.	64,604	138,380
Bharat Petroleum Corp. Ltd.	53,568	616,588
Bharti Airtel Ltd.	114,576	659,806
Bharti Infratel Ltd.	59,923	340,480
Bosch Ltd.	868	313,970
Cadila Healthcare Ltd.	20,212	145,387
Cipla Ltd.	34,844	278,855
Coal India Ltd.	75,713	308,097
Container Corp. of India Ltd.	4,734	85,127
Dabur India Ltd.	58,032	251,799
Divi’s Laboratories Ltd.[a]	511	4,611
Dr. Reddy’s Laboratories Ltd.	12,279	480,322
Eicher Motors Ltd.[a]	1,488	655,785
GAIL (India) Ltd.	41,934	269,074
Glenmark Pharmaceuticals Ltd.	13,888	137,040
Godrej Consumer Products Ltd.	13,144	369,049
Grasim Industries Ltd.	27,528	492,812
Havells India Ltd.	25,048	189,219
HCL Technologies Ltd.	60,760	813,885
Hero Motocorp Ltd.	5,704	331,123
Hindalco Industries Ltd.	126,233	392,668
Hindustan Petroleum Corp. Ltd.	42,780	367,462
Hindustan Unilever Ltd.	70,804	1,170,922
Housing Development Finance Corp. Ltd.	160,208	3,898,055

Security	Shares	Value
ICICI Bank Ltd.	220,472	$1,115,516
Idea Cellular Ltd.	133,672	165,743
IDFC Bank Ltd.	151,900	135,490
Indiabulls Housing Finance Ltd.	31,744	571,018
Indian Oil Corp. Ltd.	55,007	366,131
Infosys Ltd.	193,440	2,929,333
ITC Ltd.	365,304	1,765,372
JSW Steel Ltd.	88,412	265,633
Larsen & Toubro Ltd.	34,720	947,481
LIC Housing Finance Ltd.	31,744	361,179
Lupin Ltd.	23,436	421,717
Mahindra & Mahindra Financial Services Ltd.	30,345	168,798
Mahindra & Mahindra Ltd.	41,083	902,241
Marico Ltd.	52,080	253,458
Maruti Suzuki India Ltd.	11,284	1,261,143
Motherson Sumi Systems Ltd.[a]	42,284	295,274
Nestle India Ltd.	2,604	268,193
NTPC Ltd.	172,236	427,654
Oil & Natural Gas Corp. Ltd.	145,948	400,384
Piramal Enterprises Ltd.[a]	7,812	331,126
Power Finance Corp. Ltd.	69,316	143,477
Reliance Industries Ltd.[a]	139,252	2,893,601
Rural Electrification Corp. Ltd.	71,672	214,672
Shree Cement Ltd.	992	276,826
Shriram Transport Finance Co. Ltd.	16,244	256,802
Siemens Ltd.	8,435	178,786
State Bank of India	175,336	783,468
Sun Pharmaceuticals Industries Ltd.	102,920	800,134
Tata Consultancy Services Ltd.	50,592	1,996,863
Tata Motors Ltd.	169,884	1,253,724
Tata Motors Ltd. Class A	40,325	179,938
Tata Power Co. Ltd.	104,163	130,769
Tata Steel Ltd.	31,372	245,404
Tech Mahindra Ltd.	50,096	302,812
Titan Co. Ltd.[a]	30,628	225,438
Ultratech Cement Ltd.	9,176	596,639
United Spirits Ltd.[a]	5,828	204,626
UPL Ltd.	38,068	508,183
Vedanta Ltd.	160,056	592,024
Wipro Ltd.	63,491	526,960
Yes Bank Ltd.	35,544	788,529
Zee Entertainment Enterprises Ltd.	60,760	484,846

		44,192,950

65

Consolidated Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI BRIC ETF

May 31, 2017

Security	Shares	Value
RUSSIA — 6.94%
Alrosa PJSC	285,200	$448,080
Gazprom PJSC	855,604	1,808,808
Gazprom PJSC ADR	166,532	693,356
Inter RAO UES PJSC	3,100,000	216,707
Lukoil PJSC	26,040	1,256,067
Lukoil PJSC ADR	20,708	988,807
Magnit PJSC GDR[e]	32,984	1,179,178
MMC Norilsk Nickel PJSC	5,952	834,145
Mobile TeleSystems PJSC ADR	53,816	474,119
Moscow Exchange MICEX-RTS PJSC	151,280	269,259
Novatek PJSC GDR[e]	10,168	1,142,883
Novolipetsk Steel PJSC	91,050	180,456
PhosAgro PJSC GDR[e]	12,276	174,319
Rosneft Oil Co. PJSC	97,602	515,844
Rostelecom PJSC	122,760	153,984
RusHydro PJSC	12,400,200	170,397
Sberbank of Russia PJSC	878,900	2,406,030
Sberbank of Russia PJSC ADR	65,596	731,396
Severstal PJSC	19,840	258,370
Sistema PJSC FC GDR[e]	21,080	94,860
Surgutneftegas OJSC	595,210	316,676
Surgutneftegas OJSC ADR	32,984	171,517
Tatneft PJSC Class S	158,723	1,096,416
VTB Bank PJSC	434,186,001	504,233

		16,085,907

TOTAL COMMON STOCKS
(Cost: $202,914,746)		217,105,078

PREFERRED STOCKS — 5.98%

BRAZIL — 5.80%
Banco Bradesco SA, Preference Shares	334,894	2,842,071
Braskem SA Class A, Preference Shares	12,400	126,684
Centrais Eletricas Brasileiras SA Class B, Preference Shares	24,882	132,436
Cia. Brasileira de Distribuicao, Preference Shares	12,456	264,961
Cia. Energetica de Minas Gerais, Preference Shares	74,432	175,361
Cia. Paranaense de Energia Class B, Preference Shares	12,400	106,494

Security	Shares	Value
Gerdau SA, Preference Shares	99,200	$291,837
Itau Unibanco Holding SA, Preference Shares	341,371	3,742,364
Itausa-Investimentos Itau SA, Preference Shares	440,131	1,214,744
Lojas Americanas SA, Preference Shares	74,504	335,438
Petroleo Brasileiro SA, Preference Shares	409,214	1,635,443
Suzano Papel e Celulose SA Class A, Preference Shares	37,200	176,089
Telefonica Brasil SA, Preference Shares	49,664	716,750
Vale SA, Preference Shares	210,800	1,676,493

		13,437,165
INDIA — 0.01%
Vedanta Ltd., Preference Shares[a,d]	2,518,560	29,911

		29,911
RUSSIA — 0.17%
Surgutneftegas OJSC, Preference Shares	768,800	381,606

		381,606

TOTAL PREFERRED STOCKS
(Cost: $13,546,978)		13,848,682

SHORT-TERM INVESTMENTS — 8.44%

MONEY MARKET FUNDS — 8.44%
BlackRock Cash Funds: Institutional, SL Agency Shares
1.16%[f,g,h]	19,541,389	19,551,159

		19,551,159

TOTAL SHORT-TERM INVESTMENTS
(Cost: $19,545,612)		19,551,159

66

Consolidated Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI BRIC ETF

May 31, 2017

Value
TOTAL INVESTMENTS IN SECURITIES — 108.13%	$250,504,919
(Cost: $236,007,336)[i]
Other Assets, Less Liabilities — (8.13)%	(18,835,573)

NET ASSETS — 100.00%	$231,669,346

ADR — American Depositary Receipts

GDR — Global Depositary Receipts

[a]	Non-income earning security.
[b]	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
[c]	All or a portion of this security represents a security on loan.
[d]	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
[e]	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
[f]	Affiliated money market fund.
[g]	The rate quoted is the annualized seven-day yield of the fund at period end.
[h]	All or a portion of this security represents an investment of securities lending collateral.
[i]	The cost of investments for federal income tax purposes was $244,065,347. Net unrealized appreciation was $6,439,572, of which $36,747,638 represented gross unrealized appreciation on securities and $30,308,066 represented gross unrealized depreciation on securities.

Schedule 1 — Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of May 31, 2017. The breakdown of the Fund’s investments into major categories is disclosed in the schedule of investments above.

	Level 1	Level 2	Level 3		Total
Investments:
Assets:
Common stocks	$216,447,878	$657,200	$0	[a]	$217,105,078
Preferred stocks	13,818,771	—	29,911		13,848,682
Money market funds	19,551,159	—	—		19,551,159

Total	$249,817,808	$657,200	$29,911		$250,504,919

[a]	Rounds to less than $1.

67

Schedule of Investments (Unaudited)

iSHARES® MSCI CANADA ETF

May 31, 2017

Security	Shares	Value
COMMON STOCKS — 99.71%

AEROSPACE & DEFENSE — 0.62%
Bombardier Inc. Class Ba	4,405,169	$7,957,809
CAE Inc.	607,123	9,807,821

		17,765,630
AUTO COMPONENTS — 1.47%
Linamar Corp.	110,454	5,011,195
Magna International Inc. Class A	832,899	37,288,371

		42,299,566
BANKS — 27.56%
Bank of Montreal	1,482,227	99,499,165
Bank of Nova Scotia (The)	2,763,643	155,952,373
Canadian Imperial Bank of Commerce	909,448	71,115,642
National Bank of Canada	778,864	30,723,235
Royal Bank of Canada	3,375,458	233,335,688
Toronto-Dominion Bank (The)	4,255,135	202,880,502

		793,506,605
CAPITAL MARKETS — 4.31%
Brookfield Asset Management Inc. Class A	2,034,760	77,039,777
CI Financial Corp.	599,092	11,909,099
IGM Financial Inc.	198,800	5,796,064
Thomson Reuters Corp.	670,138	29,232,643

		123,977,583
CHEMICALS — 2.41%
Agrium Inc.	315,858	29,188,862
Methanex Corp.	205,144	8,462,740
Potash Corp. of Saskatchewan Inc.	1,925,938	31,811,414

		69,463,016
CONSTRUCTION & ENGINEERING — 0.46%
SNC-Lavalin Group Inc.	343,092	13,165,365

		13,165,365
CONTAINERS & PACKAGING — 0.52%
CCL Industries Inc. Class B	63,759	15,066,704

		15,066,704
DIVERSIFIED FINANCIAL SERVICES — 0.67%
Element Fleet Management Corp.	880,545	5,580,414
Onex Corp.	187,542	13,633,486

		19,213,900

Security	Shares	Value
DIVERSIFIED TELECOMMUNICATION SERVICES — 1.09%
BCE Inc.	350,112	$15,866,110
TELUS Corp.	458,648	15,599,533

		31,465,643
ELECTRIC UTILITIES — 1.62%
Emera Inc.	122,287	4,362,025
Fortis Inc./Canada	922,962	30,387,296
Hydro One Ltd.[b]	681,409	11,976,493

		46,725,814
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) — 0.54%
H&R REIT	314,827	5,342,293
RioCan REIT	364,907	6,835,083
Smart REIT	147,564	3,362,716

		15,540,092
FOOD & STAPLES RETAILING — 3.83%
Alimentation Couche-Tard Inc. Class B	963,017	44,546,755
Empire Co. Ltd. Class A	390,163	5,918,738
George Weston Ltd.	116,539	10,535,706
Jean Coutu Group PJC Inc. (The) Class A	173,336	2,847,654
Loblaw Companies Ltd.	506,756	28,645,014
Metro Inc.	526,350	17,629,432

		110,123,299
FOOD PRODUCTS — 0.57%
Saputo Inc.	494,397	16,507,962

		16,507,962
HOTELS, RESTAURANTS & LEISURE — 1.09%
Restaurant Brands International Inc.	511,304	31,286,944

		31,286,944
INSURANCE — 7.81%
Fairfax Financial Holdings Ltd.	52,709	23,128,820
Great-West Lifeco Inc.	674,319	16,764,368
Industrial Alliance Insurance & Financial Services Inc.	238,722	8,838,741
Intact Financial Corp.	299,505	20,573,091
Manulife Financial Corp.	4,523,823	78,137,848
Power Corp. of Canada	815,084	17,391,516
Power Financial Corp.	566,737	13,527,505
Sun Life Financial Inc.	1,406,046	46,167,276

68

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI CANADA ETF

May 31, 2017

Security	Shares	Value
Trisura Group Ltd.[a]	12,177	$185,901

		224,715,066
INTERNET SOFTWARE & SERVICES — 0.58%
Shopify Inc. Class Aa	181,462	16,755,712

		16,755,712
IT SERVICES — 0.84%
CGI Group Inc. Class Aa	490,552	24,322,401

		24,322,401
MEDIA — 0.71%
Shaw Communications Inc. Class B	957,357	20,455,559

		20,455,559
METALS & MINING — 7.19%
Agnico Eagle Mines Ltd.	515,784	24,931,915
Barrick Gold Corp.	2,668,341	44,133,218
First Quantum Minerals Ltd.	1,576,500	13,294,096
Franco-Nevada Corp.	407,503	30,432,241
Goldcorp Inc.	1,954,351	26,579,868
Kinross Gold Corp.[a]	2,857,908	12,356,691
Teck Resources Ltd. Class B	1,300,937	23,163,941
Turquoise Hill Resources Ltd.[a]	2,279,016	5,939,243
Wheaton Precious Metals Corp.	1,007,613	20,589,412
Yamana Gold Inc.	2,182,481	5,655,352

		207,075,977
MULTI-UTILITIES — 0.53%
Atco Ltd./Canada Class I	172,905	6,522,181
Canadian Utilities Ltd. Class A	288,180	8,721,995

		15,244,176
MULTILINE RETAIL — 1.42%
Canadian Tire Corp. Ltd. Class A	153,906	17,520,239
Dollarama Inc.	251,292	23,279,905

		40,800,144
OIL, GAS & CONSUMABLE FUELS — 22.56%
AltaGas Ltd.	391,272	8,722,292
ARC Resources Ltd.	816,889	10,202,797
Cameco Corp.	908,089	8,370,258
Canadian Natural Resources Ltd.	2,543,609	73,330,965
Cenovus Energy Inc.	2,343,844	20,910,136
Crescent Point Energy Corp.	1,249,633	10,843,044
Enbridge Inc.	3,604,196	138,756,343
Encana Corp.	2,230,831	21,685,653
Husky Energy Inc.[a]	810,370	9,329,424

Security	Shares	Value
Imperial Oil Ltd.	688,547	$19,483,428
Inter Pipeline Ltd.	854,751	16,927,955
Keyera Corp.	430,916	12,825,071
Pembina Pipeline Corp.	923,860	29,527,679
Peyto Exploration & Development Corp.	383,494	6,953,260
PrairieSky Royalty Ltd.	484,595	10,454,652
Seven Generations Energy Ltd. Class Aa	559,350	10,034,094
Suncor Energy Inc.	3,832,467	119,964,985
Tourmaline Oil Corp.[a]	525,628	10,511,003
TransCanada Corp.	1,994,644	92,606,889
Veresen Inc.	722,533	9,821,356
Vermilion Energy Inc.	261,256	8,175,976

		649,437,260
PAPER & FOREST PRODUCTS — 0.23%
West Fraser Timber Co. Ltd.	155,240	6,759,210

		6,759,210
PHARMACEUTICALS — 0.31%
Valeant Pharmaceuticals International Inc.[a,c]	741,363	9,001,520

		9,001,520
REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.18%
First Capital Realty Inc.	349,889	5,214,530

		5,214,530
ROAD & RAIL — 6.53%
Canadian National Railway Co.	1,741,505	135,032,071
Canadian Pacific Railway Ltd.	334,726	52,963,383

		187,995,454
SOFTWARE — 1.51%
Constellation Software Inc./Canada	46,006	23,794,574
Open Text Corp.	600,968	19,616,998

		43,411,572
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 0.42%
BlackBerry Ltd.[a,c]	1,149,762	12,155,624

		12,155,624
TEXTILES, APPAREL & LUXURY GOODS — 0.53%
Gildan Activewear Inc.	524,458	15,185,868

		15,185,868

69

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI CANADA ETF

May 31, 2017

Security	Shares	Value
TRADING COMPANIES & DISTRIBUTORS — 0.25%
Finning International Inc.	379,830	$7,227,090

		7,227,090
WIRELESS TELECOMMUNICATION SERVICES — 1.35%
Rogers Communications Inc. Class B	831,304	38,774,082

		38,774,082

TOTAL COMMON STOCKS
(Cost: $3,430,966,028)		2,870,639,368

SHORT-TERM INVESTMENTS — 0.48%

MONEY MARKET FUNDS — 0.48%
BlackRock Cash Funds: Institutional, SL Agency Shares
1.16%[d,e,f]	13,179,659	13,186,248
BlackRock Cash Funds: Treasury, SL Agency Shares
0.73%[d,e]	527,450	527,450

		13,713,698

TOTAL SHORT-TERM INVESTMENTS
(Cost: $13,708,798)		13,713,698

Value
TOTAL INVESTMENTS IN SECURITIES — 100.19%
(Cost: $3,444,674,826)[g]	$2,884,353,066
Other Assets, Less Liabilities — (0.19)%	(5,364,285)

NET ASSETS — 100.00%	$2,878,988,781

[a]	Non-income earning security.
[b]	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
[c]	All or a portion of this security represents a security on loan.
[d]	Affiliated money market fund.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.
[f]	All or a portion of this security represents an investment of securities lending collateral.
[g]	The cost of investments for federal income tax purposes was $3,490,791,804. Net unrealized depreciation was $606,438,738, of which $149,592,902 represented gross unrealized appreciation on securities and $756,031,640 represented gross unrealized depreciation on securities.

Schedule 1 — Futures Contracts

Futures contracts outstanding as of May 31, 2017 were as follows:

Issue	Number of long (short) contracts	Expiration date	Exchange	Initial notional value	Current notional value	Unrealized appreciation (depreciation)
S&P/TSX 60 Index	62	Jun. 2017	Montreal	$8,393,930	$8,309,203	$(84,727)

Schedule 2 — Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

70

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI CANADA ETF

May 31, 2017

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of May 31, 2017. The breakdown of the Fund’s investments into major categories is disclosed in the schedule of investments above.

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common stocks	$2,870,639,368	$—	$—	$2,870,639,368
Money market funds	13,713,698	—	—	13,713,698

Total	$2,884,353,066	$—	$—	$2,884,353,066

Derivative financial instruments[a]:
Liabilities:
Futures contracts	$(84,727)	$—	$—	$(84,727)

Total	$(84,727)	$—	$—	$(84,727)

[a]	Shown at the unrealized appreciation (depreciation) on the contracts.

71

Schedule of Investments (Unaudited)

iSHARES® MSCI CHILE CAPPED ETF

May 31, 2017

Security	Shares	Value
COMMON STOCKS — 93.05%

AIRLINES — 4.44%
LATAM Airlines Group SA	1,780,755	$19,803,080

		19,803,080
BANKS — 16.68%
Banco de Chile	141,819,380	18,131,068
Banco de Credito e Inversiones	289,165	16,209,793
Banco Santander Chile	459,285,817	28,418,528
Itau CorpBanca	1,250,138,134	11,624,343

		74,383,732
BEVERAGES — 4.73%
Cia. Cervecerias Unidas SA	1,168,243	15,385,436
Vina Concha y Toro SA	3,644,332	5,709,278

		21,094,714
CAPITAL MARKETS — 0.37%
Sociedad de Inversiones Oro Blanco SA	233,892,313	1,655,508

		1,655,508
CONSTRUCTION & ENGINEERING — 1.03%
SalfaCorp SA	3,933,965	4,595,494

		4,595,494
DIVERSIFIED FINANCIAL SERVICES — 1.03%
Inversiones La Construccion SA	337,863	4,585,510

		4,585,510
ELECTRIC UTILITIES — 13.81%
Enel Americas SA	204,632,687	38,798,876
Enel Chile SA	133,151,168	14,734,648
Engie Energia Chile SA	4,455,450	8,074,761

		61,608,285
FOOD & STAPLES RETAILING — 6.03%
Cencosud SA	9,950,966	26,909,442

		26,909,442
INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS — 9.06%
AES Gener SA	24,281,722	8,928,959
Colbun SA	62,800,093	14,172,129
Enel Generacion Chile SA	22,419,067	17,307,329

		40,408,417
IT SERVICES — 1.54%
SONDA SA	4,159,530	6,891,151

		6,891,151

Security	Shares	Value
MARINE — 0.38%
Cia. Sud Americana de Vapores SAa	42,529,243	$1,704,944

		1,704,944
METALS & MINING — 1.61%
CAP SA	739,465	7,187,184

		7,187,184
MULTILINE RETAIL — 9.19%
Ripley Corp. SA	7,477,888	5,666,963
SACI Falabella	4,265,225	35,340,182

		41,007,145
OIL, GAS & CONSUMABLE FUELS — 8.17%
Empresas COPEC SA	3,189,136	36,452,018

		36,452,018
PAPER & FOREST PRODUCTS — 4.44%
Empresas CMPC SA	8,322,119	19,798,045

		19,798,045
REAL ESTATE MANAGEMENT & DEVELOPMENT — 2.85%
Parque Arauco SA	4,968,923	12,694,059

		12,694,059
TEXTILES, APPAREL & LUXURY GOODS — 0.75%
Forus SA	960,541	3,324,581

		3,324,581
WATER UTILITIES — 3.92%
Aguas Andinas SA Series A	21,030,181	11,699,371
Inversiones Aguas Metropolitanas SA	3,661,519	5,804,362

		17,503,733
WIRELESS TELECOMMUNICATION SERVICES — 3.02%
Empresa Nacional de Telecomunicaciones SA	1,205,871	13,456,171

		13,456,171

TOTAL COMMON STOCKS (Cost: $321,430,505)		415,063,213

PREFERRED STOCKS — 6.37%

BEVERAGES — 2.00%
Embotelladora Andina SA Class B, Preference Shares	2,175,999	8,925,514

		8,925,514

72

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI CHILE CAPPED ETF

May 31, 2017

Security	Shares	Value
CHEMICALS — 4.37%
Sociedad Quimica y Minera de Chile SA Series B, Preference Shares	539,617	$19,498,245

		19,498,245

TOTAL PREFERRED STOCKS (Cost: $16,151,728)		28,423,759

SHORT-TERM INVESTMENTS — 0.69%

MONEY MARKET FUNDS — 0.69%
BlackRock Cash Funds: Treasury, SL Agency Shares
0.73%[b,c]	3,074,187	3,074,187

		3,074,187

TOTAL SHORT-TERM INVESTMENTS (Cost: $3,074,187)		3,074,187

Value
TOTAL INVESTMENTS IN SECURITIES — 100.11% (Cost: $340,656,420)[d]	$446,561,159
Other Assets, Less Liabilities — (0.11)%	(497,195)

NET ASSETS — 100.00%	$446,063,964

[a]	Non-income earning security.
[b]	Affiliated money market fund.
[c]	The rate quoted is the annualized seven-day yield of the fund at period end.
[d]	The cost of investments for federal income tax purposes was $384,865,774. Net unrealized appreciation was $61,695,385, of which $107,209,772 represented gross unrealized appreciation on securities and $45,514,387 represented gross unrealized depreciation on securities.

Schedule 1 — Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of May 31, 2017. The breakdown of the Fund’s investments into major categories is disclosed in the schedule of investments above.

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common stocks	$415,063,213	$—	$—	$415,063,213
Preferred stocks	28,423,759	—	—	28,423,759
Money market funds	3,074,187	—	—	3,074,187

Total	$446,561,159	$—	$—	$446,561,159

73

Schedule of Investments (Unaudited)

iSHARES® MSCI COLOMBIA CAPPED ETF

May 31, 2017

Security	Shares	Value
COMMON STOCKS — 69.55%

BANKS — 6.80%
Banco de Bogota SA	7,992	$170,567
Bancolombia SA	99,819	1,040,932
Grupo Aval Acciones y Valores SA	227,961	94,762

		1,306,261
CAPITAL MARKETS — 2.30%
Bolsa de Valores de Colombia	53,915,625	442,711

		442,711
CONSTRUCTION & ENGINEERING — 1.97%
Construcciones El Condor SA	464,994	171,817
Constructora Conconcreto SA	623,076	207,205

		379,022
CONSTRUCTION MATERIALS — 13.36%
Cementos Argos SA	203,170	814,669
Cemex Latam Holdings SAa	179,334	714,184
Grupo Argos SA/Colombia	145,071	1,039,325

		2,568,178
DIVERSIFIED FINANCIAL SERVICES — 9.65%
Corp. Financiera Colombiana SA	25,704	238,498
Grupo de Inversiones Suramericana SA	122,310	1,615,264

		1,853,762
DIVERSIFIED TELECOMMUNICATION SERVICES — 2.19%
Empresa de Telecomunicaciones de Bogota[a]	1,980,747	420,160

		420,160
ELECTRIC UTILITIES — 8.24%
Celsia SA ESP	116,883	181,352
Enel Americas SA	2,505,492	475,048
Interconexion Electrica SA ESP	192,159	926,988

		1,583,388
FOOD & STAPLES RETAILING — 4.53%
Almacenes Exito SA	163,107	870,545

		870,545
FOOD PRODUCTS — 4.59%
Grupo Nutresa SA	99,738	881,754

		881,754
GAS UTILITIES — 4.36%
Empresa de Energia de Bogota SA ESP	1,249,506	837,893

		837,893

Security	Shares	Value
METALS & MINING — 1.99%
Mineros SA	425,547	$381,455

		381,455
OIL, GAS & CONSUMABLE FUELS — 9.57%
Canacol Energy Ltd.[a,b]	180,711	540,514
Ecopetrol SA	1,739,772	794,635
Empresas COPEC SA	44,145	504,580

		1,839,729

TOTAL COMMON STOCKS (Cost: $11,509,650)		13,364,858

PREFERRED STOCKS — 30.33%

AIRLINES — 2.28%
Avianca Holdings SA, Preference Shares	520,506	437,191

		437,191
BANKS — 21.28%
Banco Davivienda SA, Preference Shares	77,841	879,386
Bancolombia SA, Preference Shares	241,218	2,662,369
Grupo Aval Acciones y Valores SA, Preference Shares	1,318,518	548,096

		4,089,851
CONSTRUCTION MATERIALS — 3.69%
Cementos Argos SA, Preference Shares	60,858	226,538
Grupo Argos SA/Colombia, Preference Shares	71,037	482,679

		709,217
DIVERSIFIED FINANCIAL SERVICES — 3.08%
Grupo de Inversiones Suramericana SA, Preference Shares	45,738	591,825

		591,825

TOTAL PREFERRED STOCKS (Cost: $4,832,653)		5,828,084

SHORT-TERM INVESTMENTS — 1.53%

MONEY MARKET FUNDS — 1.53%
BlackRock Cash Funds: Institutional, SL Agency Shares
1.16%[c,d,e]	260,897	261,027

74

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI COLOMBIA CAPPED ETF

May 31, 2017

Security	Shares	Value
BlackRock Cash Funds: Treasury, SL Agency Shares
0.73%[c,d]	33,510	$33,510

		294,537

TOTAL SHORT-TERM INVESTMENTS (Cost: $294,511)		294,537

TOTAL INVESTMENTS IN SECURITIES — 101.41% (Cost: $16,636,814)[f]		19,487,479
Other Assets, Less Liabilities — (1.41)%		(271,238)

NET ASSETS — 100.00%		$19,216,241

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan.
[c]	Affiliated money market fund.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral.
[f]	The cost of investments for federal income tax purposes was $21,966,303. Net unrealized depreciation was $2,478,824, of which $2,972,374 represented gross unrealized appreciation on securities and $5,451,198 represented gross unrealized depreciation on securities.

Schedule 1 — Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of May 31, 2017. The breakdown of the Fund’s investments into major categories is disclosed in the schedule of investments above.

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common stocks	$13,364,858	$—	$—	$13,364,858
Preferred stocks	5,828,084	—	—	5,828,084
Money market funds	294,537	—	—	294,537

Total	$19,487,479	$—	$—	$19,487,479

75

Schedule of Investments (Unaudited)

iSHARES® MSCI EM ESG OPTIMIZED ETF

May 31, 2017

Security	Shares	Value
COMMON STOCKS — 95.30%

BRAZIL — 3.85%
Ambev SA	23,800	$137,319
Banco Bradesco SA	8,520	71,070
Banco do Brasil SA	11,900	103,998
Banco Santander Brasil SA Units	11,900	93,356
BM&FBovespa SA-Bolsa de Valores Mercadorias e Futuros	37,400	212,442
Cielo SA	6,800	47,832
Cosan SA Industria e Comercio	10,200	113,330
CPFL Energia SA	18,700	151,605
EDP – Energias do Brasil SA	47,600	195,814
Engie Brasil Energia SA	1,700	17,389
Localiza Rent A Car SA	18,710	250,867
Lojas Renner SA	5,610	45,620
Natura Cosmeticos SA	23,800	239,042
Ultrapar Participacoes SA	3,400	78,478
WEG SA	56,100	328,697

		2,086,859
CHILE — 1.30%
Banco de Credito e Inversiones	3,179	178,206
Banco Santander Chile	3,135,259	193,996
Cia. Cervecerias Unidas SA	5,797	76,345
Empresas COPEC SA	22,219	253,964

		702,511
CHINA — 26.14%
58.com Inc. ADR[a]	1,207	51,901
AAC Technologies Holdings Inc.	17,000	180,200
Agricultural Bank of China Ltd. Class H	323,000	156,682
Air China Ltd. Class H	68,000	64,663
Alibaba Group Holding Ltd. ADR[a,b]	12,529	1,534,301
Alibaba Health Information Technology Ltd.[a]	136,000	69,288
Alibaba Pictures Group Ltd.[a]	510,000	88,355
Aluminum Corp. of China Ltd. Class Ha	102,000	47,515
ANTA Sports Products Ltd.	17,000	50,286
Baidu Inc. ADR[a]	3,264	607,430
Bank of China Ltd. Class H	697,000	348,838
Bank of Communications Co. Ltd. Class H	136,000	105,415
Beijing Enterprises Holdings Ltd.	17,000	80,610
Beijing Enterprises Water Group Ltd.	136,000	108,905

Security	Shares	Value
Brilliance China Automotive Holdings Ltd.	102,000	$190,323
Byd Co. Ltd. Class H	34,000	203,107
China CITIC Bank Corp. Ltd. Class H	238,000	146,909
China Conch Venture Holdings Ltd.	34,000	65,710
China Construction Bank Corp. Class H	918,000	758,673
China Everbright Bank Co. Ltd. Class H	289,000	136,852
China Everbright International Ltd.	119,000	151,948
China Everbright Ltd.	68,000	152,712
China Galaxy Securities Co. Ltd. Class H	68,000	62,568
China Life Insurance Co. Ltd. Class H	68,000	223,396
China Longyuan Power Group Corp. Ltd.	85,000	64,030
China Medical System Holdings Ltd.	68,000	120,599
China Merchants Bank Co. Ltd. Class H	102,000	306,296
China Minsheng Banking Corp. Ltd. Class H	51,000	52,293
China Mobile Ltd.	51,000	565,798
China National Building Material Co. Ltd. Class H	136,000	75,571
China Oilfield Services Ltd. Class H	34,000	29,452
China Overseas Land & Investment Ltd.	34,000	102,099
China Pacific Insurance Group Co. Ltd. Class H	64,600	258,650
China Shenhua Energy Co. Ltd. Class H	93,500	227,737
China Southern Airlines Co. Ltd. Class H	102,000	78,014
China Vanke Co. Ltd. Class H	47,600	126,445
CRRC Corp. Ltd. Class H	51,000	47,777
CSPC Pharmaceutical Group Ltd.	68,000	101,750
Ctrip.com International Ltd. ADR[a]	2,635	144,003
Dongfeng Motor Group Co. Ltd. Class H	68,000	76,618
Fosun International Ltd.	34,000	52,882
GCL-Poly Energy Holdings Ltd.[a]	102,000	10,864
Geely Automobile Holdings Ltd.	255,000	422,139
Guangzhou Automobile Group Co. Ltd. Class H	136,000	228,282
Haier Electronics Group Co. Ltd.	34,000	86,479
Huaneng Renewables Corp. Ltd. Class H	374,000	123,828
Industrial & Commercial Bank of China Ltd. Class H	493,000	329,618

76

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EM ESG OPTIMIZED ETF

May 31, 2017

Security	Shares	Value
JD.com Inc. ADR[a]	6,477	$259,274
Kingsoft Corp. Ltd.	17,000	45,704
Lenovo Group Ltd.	272,000	178,018
NetEase Inc. ADR	731	208,174
New Oriental Education & Technology Group Inc. ADR[a]	1,156	82,851
People’s Insurance Co. Group of China Ltd. (The) Class H	425,000	183,254
Ping An Insurance Group Co. of China Ltd. Class H	102,000	653,825
Shandong Weigao Group Medical Polymer Co. Ltd. Class H	68,000	53,406
Shanghai Fosun Pharmaceutical Group Co. Ltd. Class Hb	51,000	195,362
Shanghai Pharmaceuticals Holding Co. Ltd. Class H	71,400	206,619
Shenzhou International Group Holdings Ltd.	17,000	116,388
SINA Corp./China[a]	391	38,306
Sino-Ocean Group Holding Ltd.	170,000	85,737
Sinopharm Group Co. Ltd. Class H	27,200	124,264
SOHO China Ltd.	144,500	72,320
Sun Art Retail Group Ltd.	102,000	94,245
Tencent Holdings Ltd.	66,300	2,276,804
Weibo Corp. ADR[a]	663	48,750
Zhejiang Expressway Co. Ltd. Class H	34,000	39,880

		14,180,992
COLOMBIA — 0.74%
Cementos Argos SA	100,096	401,364

		401,364
CZECH REPUBLIC — 0.47%
Komercni Banka AS	6,426	256,269

		256,269
EGYPT — 0.14%
Global Telecom Holding SAE[a]	204,240	73,346

		73,346
GREECE — 0.20%
Hellenic Telecommunications Organization SA	4,845	55,299
OPAP SA	4,917	54,739

		110,038
HUNGARY — 0.89%
MOL Hungarian Oil & Gas PLC	5,950	484,307

		484,307

Security	Shares	Value
INDIA — 8.75%
Axis Bank Ltd.[c]	17,306	$676,665
ICICI Bank Ltd. ADR	52,513	520,929
Infosys Ltd. ADR	64,600	975,460
Mahindra & Mahindra Ltd. GDR	29,036	644,599
Reliance Industries Ltd. GDR[a,d]	16,847	694,939
Tata Motors Ltd. ADR	14,042	517,167
Wipro Ltd. ADR[b]	66,385	715,630

		4,745,389
INDONESIA — 2.35%
Astra International Tbk PT	265,200	174,212
Bank Central Asia Tbk PT	112,200	144,462
Bank Mandiri Persero Tbk PT	266,900	252,473
Bank Negara Indonesia Persero Tbk PT	120,700	59,353
Bank Rakyat Indonesia Persero Tbk PT	170,000	184,741
Perusahaan Gas Negara Persero Tbk PT	57,400	10,342
Telekomunikasi Indonesia Persero Tbk PT	241,400	78,836
Unilever Indonesia Tbk PT	39,100	135,544
United Tractors Tbk PT	85,000	177,243
XL Axiata Tbk PTa	263,500	58,555

		1,275,761
MALAYSIA — 3.04%
Astro Malaysia Holdings Bhd	59,500	35,311
Axiata Group Bhd	122,400	145,278
CIMB Group Holdings Bhd	79,900	119,477
DiGi.Com Bhd[b]	141,100	163,188
Maxis Bhd	71,400	102,596
Petronas Dagangan Bhd	13,600	78,168
Public Bank Bhd	110,500	517,904
Sime Darby Bhd	164,900	359,081
Telekom Malaysia Bhd	85,000	128,692

		1,649,695
MEXICO — 3.39%
Arca Continental SAB de CV	27,200	193,849
Cemex SAB de CV CPO[a]	210,840	173,860
Coca-Cola Femsa SAB de CV Series L	49,300	395,459
Fomento Economico Mexicano SAB de CV	27,200	255,523
Gentera SAB de CV	78,200	125,498

77

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EM ESG OPTIMIZED ETF

May 31, 2017

Security	Shares	Value
Grupo Financiero Banorte SAB de CV	49,300	$283,227
Grupo Financiero Santander Mexico SAB de CV Series B	83,300	152,080
Industrias Penoles SAB de CV	4,590	99,511
Kimberly-Clark de Mexico SAB de CV Series A	81,600	160,845

		1,839,852
PHILIPPINES — 0.79%
Aboitiz Equity Ventures Inc.	32,300	49,350
Energy Development Corp.	722,500	88,544
SM Prime Holdings Inc.	426,700	288,896

		426,790
POLAND — 1.09%
Bank Millennium SAa	19,193	35,896
Bank Zachodni WBK SA	867	79,036
KGHM Polska Miedz SA	9,095	258,324
mBank SAa	425	48,194
Polski Koncern Naftowy ORLEN SA	5,865	167,292

		588,742
QATAR — 0.56%
Commercial Bank QSC (The)[a]	16,020	136,829
Ooredoo QSC	5,916	169,460

		306,289
RUSSIA — 3.27%
Alrosa PJSC	23,800	37,392
Gazprom PJSC	65,110	137,647
Gazprom PJSC ADR	53,006	220,691
Inter RAO UES PJSC	1,734,000	121,216
Lukoil PJSC	493	23,780
Lukoil PJSC ADR	2,958	141,245
Magnit PJSC GDR[c]	680	24,310
Novatek PJSC GDR[c]	255	28,662
Rosneft Oil Co. PJSC	2,040	10,782
RusHydro PJSC	1,207,000	16,586
Sberbank of Russia PJSC	73,710	201,785
Sberbank of Russia PJSC ADR	37,383	416,820
Tatneft PJSC Class S	56,950	393,395

		1,774,311
SOUTH AFRICA — 7.51%
Aspen Pharmacare Holdings Ltd.	3,842	86,535
Barclays Africa Group Ltd.	5,300	55,869
Coronation Fund Managers Ltd.	27,234	145,668
Exxaro Resources Ltd.	8,075	62,518
FirstRand Ltd.	18,411	68,848

Security	Shares	Value
Foschini Group Ltd. (The)	646	$6,785
Gold Fields Ltd.	40,273	141,713
Imperial Holdings Ltd.	3,638	45,798
Investec Ltd.	58,344	456,398
Life Healthcare Group Holdings Ltd.	4,658	9,866
Massmart Holdings Ltd.	612	5,392
Mondi Ltd.	6,902	180,733
Mr. Price Group Ltd.	7,650	87,023
MTN Group Ltd.	13,243	118,006
Naspers Ltd. Class N	5,134	1,057,290
Nedbank Group Ltd.	3,400	56,754
New Europe Property Investments PLC	13,243	153,659
RMB Holdings Ltd.	10,319	48,135
Sanlam Ltd.	37,859	197,043
Sasol Ltd.	6,273	186,531
SPAR Group Ltd. (The)	187	2,424
Standard Bank Group Ltd.	25,602	284,517
Vodacom Group Ltd.	42,704	535,199
Woolworths Holdings Ltd./South Africa	16,133	82,462

		4,075,166
SOUTH KOREA — 14.29%
AmorePacific Corp.	595	182,284
AmorePacific Group	1,037	139,397
BNK Financial Group Inc.	11,322	101,125
CJ CheilJedang Corp.	289	98,476
DGB Financial Group Inc.	16,133	165,710
Doosan Heavy Industries & Construction Co. Ltd.	289	5,885
GS Engineering & Construction Corp.[a]	1,343	36,826
GS Holdings Corp.	3,757	244,628
Hana Financial Group Inc.	3,502	128,400
Hankook Tire Co. Ltd.	1,921	104,492
Hanwha Chemical Corp.	2,057	54,750
Hanwha Techwin Co. Ltd.[a]	221	9,860
Hyosung Corp.	646	96,935
Hyundai Heavy Industries Co. Ltd.[a]	68	10,507
Hyundai Motor Co.	136	19,800
Kangwon Land Inc.	1,751	56,693
KB Financial Group Inc.	2,688	128,686
LG Chem Ltd.	986	265,963
LG Corp.	3,366	243,521
LG Display Co. Ltd.	6,698	195,029

78

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EM ESG OPTIMIZED ETF

May 31, 2017

Security	Shares	Value
LG Electronics Inc.	2,890	$212,955
LG Household & Health Care Ltd.	187	164,185
LG Innotek Co. Ltd.	1,190	142,426
NAVER Corp.	170	128,305
POSCO	1,258	316,860
S-Oil Corp.	2,363	218,445
Samsung C&T Corp.	629	77,249
Samsung Card Co. Ltd.	2,890	108,414
Samsung Electro-Mechanics Co. Ltd.	1,462	107,730
Samsung Electronics Co. Ltd.	1,309	2,613,089
Samsung Fire & Marine Insurance Co. Ltd.	714	186,535
Samsung SDI Co. Ltd.	1,139	168,368
Samsung SDS Co. Ltd.	391	56,925
Shinhan Financial Group Co. Ltd.	11,322	500,065
SK Hynix Inc.	4,675	238,009
SK Innovation Co. Ltd.	578	87,247
SK Telecom Co. Ltd.	595	134,720

		7,750,494
TAIWAN — 11.78%
Acer Inc.	272,000	149,207
Advanced Semiconductor Engineering Inc.	170,372	218,070
AU Optronics Corp.	136,000	53,127
Chailease Holding Co. Ltd.	68,000	183,570
China Steel Corp.	221,000	181,846
Chunghwa Telecom Co. Ltd.	187,000	668,323
Delta Electronics Inc.	34,000	187,639
EVA Airways Corp.	102,700	50,191
Far Eastern New Century Corp.	136,000	110,323
Fubon Financial Holding Co. Ltd.	51,000	77,740
Hiwin Technologies Corp.	17,040	114,435
Hon Hai Precision Industry Co. Ltd.	85,800	293,806
Hotai Motor Co. Ltd.	17,000	222,963
Innolux Corp.	136,000	61,491
Inventec Corp.	136,000	101,054
Lite-On Technology Corp.	102,039	171,315
MediaTek Inc.	17,000	129,991
Micro-Star International Co. Ltd.	28,000	65,162
President Chain Store Corp.	34,000	304,066
Siliconware Precision Industries Co. Ltd.	85,000	143,555
Taiwan Business Bank	476,000	133,246
Taiwan Mobile Co. Ltd.	85,000	316,500

Security	Shares	Value
Taiwan Semiconductor Manufacturing Co. Ltd.	340,000	$2,294,624
Wistron Corp.	170,418	157,506

		6,389,750
THAILAND — 3.20%
BTS Group Holdings PCL NVDR	1,389,600	348,828
Kasikornbank PCL NVDR	45,900	252,679
Minor International PCL NVDR	209,100	230,219
PTT Exploration & Production PCL NVDR	39,100	103,318
PTT PCL NVDR	20,400	235,385
Siam Cement PCL (The) Foreign	3,400	52,507
Siam Cement PCL (The) NVDR	23,800	367,551
Siam Commercial Bank PCL (The) NVDR	32,300	145,094

		1,735,581
TURKEY — 1.02%
Anadolu Efes Biracilik ve Malt Sanayii AS	10,132	59,362
Arcelik AS	34,282	236,722
Coca-Cola Icecek AS	7,387	77,285
KOC Holding AS	26,163	118,664
Ulker Biskuvi Sanayi AS	10,234	59,728

		551,761
UNITED ARAB EMIRATES — 0.53%
Abu Dhabi Commercial Bank PJSC	25,415	50,512
First Abu Dhabi Bank PJSC	82,654	237,408

		287,920

TOTAL COMMON STOCKS
(Cost: $45,141,953)		51,693,187

PREFERRED STOCKS — 4.23%

BRAZIL — 2.98%
Banco Bradesco SA, Preference Shares	37,450	317,819
Cia. Brasileira de Distribuicao, Preference Shares	11,900	253,134
Cia. Energetica de Minas Gerais, Preference Shares	40,800	96,124
Itau Unibanco Holding SA, Preference Shares	64,640	708,632
Itausa-Investimentos Itau SA, Preference Shares	69,772	192,568

79

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EM ESG OPTIMIZED ETF

May 31, 2017

Security	Shares	Value
Telefonica Brasil SA, Preference Shares	3,400	$49,069

		1,617,346
CHILE — 0.09%
Embotelladora Andina SA Class B, Preference Shares	11,543	47,347

		47,347
COLOMBIA — 0.20%
Bancolombia SA, Preference Shares	9,979	110,140

		110,140
SOUTH KOREA — 0.96%
AmorePacific Corp., Preference Shares	306	58,216
LG Chem Ltd., Preference Shares	493	89,608
Samsung Electronics Co. Ltd., Preference Shares	238	371,795

		519,619

TOTAL PREFERRED STOCKS
(Cost: $2,010,764)		2,294,452

SHORT-TERM INVESTMENTS — 4.48%

MONEY MARKET FUNDS — 4.48%
BlackRock Cash Funds: Institutional, SL Agency Shares
1.16%[e,f,g]	2,328,352	2,329,516

Security	Shares	Value
BlackRock Cash Funds: Treasury, SL Agency Shares
0.73%[e,f]	97,381	$97,381

		2,426,897

TOTAL SHORT-TERM INVESTMENTS
(Cost: $2,426,581)		2,426,897

TOTAL INVESTMENTS IN SECURITIES — 104.01%
(Cost: $49,579,298)[h]		56,414,536
Other Assets, Less Liabilities — (4.01)%		(2,172,692)

NET ASSETS — 100.00%		$54,241,844

ADR — American Depositary Receipts

CPO — Certificates of Participation (Ordinary)

GDR — Global Depositary Receipts

NVDR — Non-Voting Depositary Receipts

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan.
[c]	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
[d]	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
[e]	Affiliated money market fund.
[f]	The rate quoted is the annualized seven-day yield of the fund at period end.
[g]	All or a portion of this security represents an investment of securities lending collateral.
[h]	The cost of investments for federal income tax purposes was $49,584,075. Net unrealized appreciation was $6,830,461, of which $6,891,519 represented gross unrealized appreciation on securities and $61,058 represented gross unrealized depreciation on securities.

Schedule 1 — Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of May 31, 2017. The breakdown of the Fund’s investments into major categories is disclosed in the schedule of investments above.

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common stocks	$51,512,987	$180,200	$—	$51,693,187
Preferred stocks	2,294,452	—	—	2,294,452
Money market funds	2,426,897	—	—	2,426,897

Total	$56,234,336	$180,200	$—	$56,414,536

80

Consolidated Schedule of Investments (Unaudited)

iSHARES® MSCI EMERGING MARKETS ASIA ETF

May 31, 2017

Security	Shares	Value
COMMON STOCKS — 98.63%

CHINA — 37.94%
3SBio Inc.[a,b]	109,000	$151,349
58.com Inc. ADR[a]	9,299	399,857
AAC Technologies Holdings Inc.[c]	77,000	816,200
Agricultural Bank of China Ltd. Class H	2,552,000	1,237,937
Air China Ltd. Class H	182,000	173,068
Alibaba Group Holding Ltd. ADR[a]	117,273	14,361,252
Alibaba Health Information Technology Ltd.[a]	348,000	177,295
Alibaba Pictures Group Ltd.[a,c]	1,250,000	216,556
Aluminum Corp. of China Ltd. Class Ha	412,000	191,924
Anhui Conch Cement Co. Ltd. Class H	129,500	429,592
ANTA Sports Products Ltd.[c]	110,000	325,379
Autohome Inc. ADR[a]	5,337	226,182
AviChina Industry & Technology Co. Ltd. Class H	227,000	139,536
Baidu Inc. ADR[a]	28,324	5,271,096
Bank of China Ltd. Class H	8,242,000	4,124,993
Bank of Communications Co. Ltd. Class H	917,000	710,775
Beijing Capital International Airport Co. Ltd. Class H	158,000	230,741
Beijing Enterprises Holdings Ltd.	52,500	248,943
Beijing Enterprises Water Group Ltd.[c]	484,000	387,575
Belle International Holdings Ltd.	663,000	517,301
Brilliance China Automotive Holdings Ltd.	316,000	589,627
Byd Co. Ltd. Class Hc	66,000	394,266
CGN Power Co. Ltd. Class Hb	1,093,000	324,010
China Cinda Asset Management Co. Ltd. Class H	936,000	354,343
China CITIC Bank Corp. Ltd. Class H	935,000	577,142
China Coal Energy Co. Ltd. Class Ha	205,000	89,972
China Communications Construction Co. Ltd. Class H	463,000	625,061
China Communications Services Corp. Ltd. Class H	254,000	150,918
China Conch Venture Holdings Ltd.	157,500	304,391
China Construction Bank Corp. Class H	8,729,000	7,214,003

Security	Shares	Value
China Everbright Bank Co. Ltd. Class H	295,000	$139,693
China Everbright International Ltd.	262,000	334,542
China Everbright Ltd.	96,000	215,593
China Evergrande Group[c]	424,000	760,675
China Galaxy Securities Co. Ltd. Class H	329,000	302,720
China Gas Holdings Ltd.	178,000	271,370
China Huarong Asset Management Co. Ltd. Class Hb	645,000	262,389
China Huishan Dairy Holdings Co. Ltd.[c,d]	404,000	1
China Jinmao Holdings Group Ltd.[c]	404,000	132,205
China Life Insurance Co. Ltd. Class H	772,000	2,536,198
China Longyuan Power Group Corp. Ltd.	330,000	248,587
China Medical System Holdings Ltd.	130,000	230,556
China Mengniu Dairy Co. Ltd.	288,000	582,471
China Merchants Bank Co. Ltd. Class H	405,331	1,217,171
China Merchants Port Holdings Co. Ltd.	136,000	403,159
China Minsheng Banking Corp. Ltd. Class H	579,300	593,986
China Mobile Ltd.	637,000	7,066,924
China National Building Material Co. Ltd. Class H	302,000	167,811
China Oilfield Services Ltd. Class H	190,000	164,582
China Overseas Land & Investment Ltd.	396,000	1,189,151
China Pacific Insurance Group Co. Ltd. Class H	273,400	1,094,660
China Petroleum & Chemical Corp. Class H	2,648,600	2,171,917
China Power International Development Ltd.	359,000	136,829
China Railway Construction Corp. Ltd. Class H	204,000	280,117
China Railway Group Ltd. Class H	423,000	350,670
China Resources Beer Holdings Co. Ltd.	170,000	428,902
China Resources Gas Group Ltd.[c]	92,000	282,171
China Resources Land Ltd.	285,777	839,825
China Resources Power Holdings Co. Ltd.	198,000	408,580

81

Consolidated Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EMERGING MARKETS ASIA ETF

May 31, 2017

Security	Shares	Value
China Shenhua Energy Co. Ltd. Class H	355,500	$865,888
China Southern Airlines Co. Ltd. Class H	182,000	139,201
China State Construction International Holdings Ltd.[c]	186,000	322,712
China Taiping Insurance Holdings Co. Ltd.[a]	170,300	453,481
China Telecom Corp. Ltd. Class H	1,452,000	721,113
China Unicom Hong Kong Ltd.[a]	618,000	886,658
China Vanke Co. Ltd. Class H	122,700	325,942
Chongqing Changan Automobile Co. Ltd. Class B	84,600	111,824
Chongqing Rural Commercial Bank Co. Ltd. Class H	266,000	181,943
CITIC Ltd.	582,000	923,140
CITIC Securities Co. Ltd. Class H	227,500	477,045
CNOOC Ltd.	1,853,000	2,116,369
COSCO SHIPPING Ports Ltd.	174,000	203,197
Country Garden Holdings Co. Ltd.[c]	553,828	654,577
CRRC Corp. Ltd. Class H	437,750	410,086
CSPC Pharmaceutical Group Ltd.	436,000	652,396
Ctrip.com International Ltd. ADR[a]	38,696	2,114,736
Dongfeng Motor Group Co. Ltd. Class H	282,000	317,738
ENN Energy Holdings Ltd.	78,000	410,397
Far East Horizon Ltd.	208,000	192,720
Fosun International Ltd.[c]	273,000	424,611
Fullshare Holdings Ltd.[c]	702,500	286,681
Fuyao Glass Industry Group Co. Ltd. Class Hb	50,400	189,830
GCL-Poly Energy Holdings Ltd.[a,c]	1,384,000	147,414
Geely Automobile Holdings Ltd.[c]	510,000	844,279
GF Securities Co. Ltd. Class H	140,600	291,577
GOME Electrical Appliances Holding Ltd.[c]	1,170,000	151,647
Great Wall Motor Co. Ltd. Class Hc	318,000	339,937
Guangdong Investment Ltd.	290,000	418,302
Guangzhou Automobile Group Co. Ltd. Class H	222,000	372,638
Guangzhou R&F Properties Co. Ltd. Class H	103,200	166,869
Haier Electronics Group Co. Ltd.	133,000	338,284
Haitian International Holdings Ltd.	67,000	155,625
Haitong Securities Co. Ltd. Class H	321,600	538,996

Security	Shares	Value
Hanergy Thin Film Power Group Ltd.[a,d]	2,513	$—
Hengan International Group Co. Ltd.[c]	76,000	533,003
Huaneng Power International Inc. Class H	438,000	349,615
Huaneng Renewables Corp. Ltd. Class H	428,000	141,706
Huatai Securities Co. Ltd. Class Hb	162,600	320,090
Industrial & Commercial Bank of China Ltd. Class H	7,653,000	5,116,764
JD.com Inc. ADR[a]	68,018	2,722,761
Jiangsu Expressway Co. Ltd. Class H	130,000	188,849
Jiangxi Copper Co. Ltd. Class H	130,000	195,523
Kingsoft Corp. Ltd.	82,000	220,457
Kunlun Energy Co. Ltd.	344,000	308,134
Lenovo Group Ltd.[c]	746,000	488,242
Longfor Properties Co. Ltd.	151,500	308,348
Minth Group Ltd.	68,000	276,627
Momo Inc. ADR[a]	9,041	343,920
NetEase Inc. ADR	8,247	2,348,581
New China Life Insurance Co. Ltd. Class H	81,600	440,334
New Oriental Education & Technology Group Inc. ADR[a]	13,869	993,991
Nine Dragons Paper (Holdings) Ltd.	172,000	203,951
People’s Insurance Co. Group of China Ltd. (The) Class H	721,000	310,886
PetroChina Co. Ltd. Class H	2,190,000	1,458,604
PICC Property & Casualty Co. Ltd. Class H	477,160	796,037
Ping An Insurance Group Co. of China Ltd. Class H	540,500	3,464,632
Semiconductor Manufacturing International Corp.[a,c]	283,800	299,007
Shandong Weigao Group Medical Polymer Co. Ltd. Class H	188,000	147,651
Shanghai Electric Group Co. Ltd. Class Ha	304,000	131,861
Shanghai Fosun Pharmaceutical Group Co. Ltd. Class Hc	43,000	164,717
Shanghai Industrial Holdings Ltd.	49,000	153,116
Shanghai Lujiazui Finance & Trade Zone Development Co. Ltd. Class B	99,780	158,451
Shanghai Pharmaceuticals Holding Co. Ltd. Class H	72,300	209,224

82

Consolidated Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EMERGING MARKETS ASIA ETF

May 31, 2017

Security	Shares	Value
Shenzhou International Group Holdings Ltd.[c]	58,000	$397,089
Shimao Property Holdings Ltd.	126,500	215,908
Sihuan Pharmaceutical Holdings Group Ltd.	376,000	161,644
SINA Corp./China[a]	5,859	574,006
Sino Biopharmaceutical Ltd.	470,000	419,188
Sino-Ocean Group Holding Ltd.	325,500	164,161
Sinopec Engineering Group Co. Ltd. Class H	134,000	123,124
Sinopec Shanghai Petrochemical Co. Ltd. Class H	367,000	215,704
Sinopharm Group Co. Ltd. Class H	125,200	571,979
SOHO China Ltd.	225,000	112,609
Sun Art Retail Group Ltd.	248,000	229,145
Sunac China Holdings Ltd.[c]	200,000	324,930
Sunny Optical Technology Group Co. Ltd.	73,000	568,640
TAL Education Group Class A ADR	4,722	549,971
Tencent Holdings Ltd.	589,900	20,257,716
Tingyi Cayman Islands Holding Corp.[c]	204,000	249,226
TravelSky Technology Ltd. Class H	97,000	286,303
Tsingtao Brewery Co. Ltd. Class H	36,000	164,005
Vipshop Holdings Ltd. ADR[a]	41,880	518,056
Want Want China Holdings Ltd.	525,000	368,530
Weibo Corp. ADR[a]	2,833	208,310
Weichai Power Co. Ltd. Class H	103,600	168,048
Yanzhou Coal Mining Co. Ltd. Class Hc	200,000	148,862
Yum China Holdings Inc.[a]	39,597	1,520,921
YY Inc. ADR[a]	3,168	184,821
Zhejiang Expressway Co. Ltd. Class H	150,000	175,940
Zhuzhou CRRC Times Electric Co. Ltd. Class H	56,500	298,363
Zijin Mining Group Co. Ltd. Class H	600,000	197,114
ZTE Corp. Class H	75,160	152,973

		133,244,960
INDIA — 12.29%
ACC Ltd.	4,583	116,283
Adani Ports & Special Economic Zone Ltd.[a]	75,577	397,095
Ambuja Cements Ltd.	62,028	231,932
Apollo Hospitals Enterprise Ltd.[a]	8,108	152,195

Security	Shares	Value
Ashok Leyland Ltd.	121,578	$178,071
Asian Paints Ltd.	30,173	538,363
Aurobindo Pharma Ltd.	27,362	243,489
Axis Bank Ltd.	173,940	1,385,832
Bajaj Auto Ltd.	8,839	389,885
Bajaj Finance Ltd.	17,131	352,325
Bajaj Finserv Ltd.[a]	3,954	256,900
Bharat Forge Ltd.	11,040	200,173
Bharat Heavy Electricals Ltd.	62,500	133,873
Bharat Petroleum Corp. Ltd.	52,989	609,924
Bharti Airtel Ltd.	121,559	700,019
Bharti Infratel Ltd.	59,030	335,406
Bosch Ltd.	757	273,819
Cadila Healthcare Ltd.	21,798	156,796
Cipla Ltd.	36,831	294,756
Coal India Ltd.	70,556	287,112
Container Corp. of India Ltd.	4,495	80,829
Dabur India Ltd.	54,945	238,404
Divi’s Laboratories Ltd.[a]	480	4,331
Dr. Reddy’s Laboratories Ltd.	12,002	469,486
Eicher Motors Ltd.[a]	1,397	615,680
GAIL (India) Ltd.	50,584	324,578
Glenmark Pharmaceuticals Ltd.	14,547	143,542
Godrej Consumer Products Ltd.	12,603	353,859
Grasim Industries Ltd.	27,975	500,814
Havells India Ltd.	26,338	198,964
HCL Technologies Ltd.	58,419	782,527
Hero Motocorp Ltd.	5,199	301,807
Hindalco Industries Ltd.	121,298	377,317
Hindustan Petroleum Corp. Ltd.	43,000	369,352
Hindustan Unilever Ltd.	67,272	1,112,511
Housing Development Finance Corp. Ltd.	156,225	3,801,144
ICICI Bank Ltd.	219,936	1,112,804
Idea Cellular Ltd.	144,993	179,781
IDFC Bank Ltd.	145,680	129,942
Indiabulls Housing Finance Ltd.	32,372	582,315
Indian Oil Corp. Ltd.	57,041	379,669
Infosys Ltd.	190,482	2,884,539
ITC Ltd.	352,482	1,703,408
JSW Steel Ltd.	87,639	263,311
Larsen & Toubro Ltd.	32,857	896,642
LIC Housing Finance Ltd.	30,850	351,007
Lupin Ltd.	23,267	418,676
Mahindra & Mahindra Financial Services Ltd.	29,753	165,505

83

Consolidated Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EMERGING MARKETS ASIA ETF

May 31, 2017

Security	Shares	Value
Mahindra & Mahindra Ltd.	38,625	$848,259
Marico Ltd.	47,151	229,470
Maruti Suzuki India Ltd.	10,964	1,225,378
Motherson Sumi Systems Ltd.[a]	43,711	305,239
Nestle India Ltd.	2,402	247,389
NTPC Ltd.	173,340	430,395
Oil & Natural Gas Corp. Ltd.	135,306	371,190
Piramal Enterprises Ltd.[a]	8,050	341,214
Power Finance Corp. Ltd.	67,459	139,633
Reliance Industries Ltd.[a]	134,584	2,796,602
Rural Electrification Corp. Ltd.	67,551	202,328
Shree Cement Ltd.	869	242,502
Shriram Transport Finance Co. Ltd.	15,326	242,290
Siemens Ltd.	7,573	160,515
State Bank of India	168,070	751,001
Sun Pharmaceuticals Industries Ltd.	99,217	771,346
Tata Consultancy Services Ltd.	49,024	1,934,974
Tata Motors Ltd.	163,470	1,206,389
Tata Motors Ltd. Class A	40,229	179,509
Tata Power Co. Ltd.	118,689	149,005
Tata Steel Ltd.	31,445	245,975
Tech Mahindra Ltd.	49,420	298,726
Titan Co. Ltd.[a]	32,313	237,840
Ultratech Cement Ltd.	9,213	599,045
United Spirits Ltd.[a]	6,045	212,245
UPL Ltd.	37,242	497,156
Vedanta Ltd.	153,775	568,791
Wipro Ltd.	63,836	529,823
Yes Bank Ltd.	34,614	767,898
Zee Entertainment Enterprises Ltd.	55,080	439,522

		43,148,641
INDONESIA — 3.32%
Adaro Energy Tbk PT	1,507,500	172,027
AKR Corporindo Tbk PT	179,200	89,129
Astra International Tbk PT	2,099,600	1,379,242
Bank Central Asia Tbk PT	1,029,700	1,325,777
Bank Danamon Indonesia Tbk PT	358,300	140,549
Bank Mandiri Persero Tbk PT	967,500	915,203
Bank Negara Indonesia Persero Tbk PT	788,900	387,935
Bank Rakyat Indonesia Persero Tbk PT	1,150,700	1,250,479
Bumi Serpong Damai Tbk PT	771,100	104,782
Charoen Pokphand Indonesia Tbk PT	772,800	183,917
Gudang Garam Tbk PT	50,000	277,590

Security	Shares	Value
Hanjaya Mandala Sampoerna Tbk PT	965,000	$284,719
Indocement Tunggal Prakarsa Tbk PT	177,800	246,944
Indofood CBP Sukses Makmur Tbk PT	249,200	162,766
Indofood Sukses Makmur Tbk PT	455,300	299,090
Jasa Marga Persero Tbk PT	220,098	86,750
Kalbe Farma Tbk PT	2,187,700	252,932
Lippo Karawaci Tbk PT	1,434,500	73,233
Matahari Department Store Tbk PT	257,600	292,024
Media Nusantara Citra Tbk PT	518,600	73,975
Pakuwon Jati Tbk PT	2,395,700	109,713
Perusahaan Gas Negara Persero Tbk PT	1,143,400	206,018
Semen Indonesia Persero Tbk PT	310,900	220,571
Summarecon Agung Tbk PT	1,002,400	99,337
Surya Citra Media Tbk PT	627,500	137,089
Telekomunikasi Indonesia Persero Tbk PT	5,223,500	1,705,873
Tower Bersama Infrastructure Tbk PT	214,500	92,998
Unilever Indonesia Tbk PT	158,300	548,761
United Tractors Tbk PT	178,200	371,584
Waskita Karya Persero Tbk PT	478,500	85,498
XL Axiata Tbk PTa	336,200	74,711

		11,651,216
MALAYSIA — 3.30%
AirAsia Bhd[c]	162,700	113,282
Alliance Financial Group Bhd	100,200	101,371
AMMB Holdings Bhd	181,800	221,303
Astro Malaysia Holdings Bhd	154,600	91,749
Axiata Group Bhd[c]	278,800	330,912
British American Tobacco Malaysia Bhd	15,200	158,392
CIMB Group Holdings Bhd	355,900	532,187
Dialog Group Bhd	341,878	153,366
DiGi.Com Bhd[c]	341,100	394,496
Felda Global Ventures Holdings Bhd[c]	144,000	58,878
Gamuda Bhd[c]	180,800	225,578
Genting Bhd	236,200	550,214
Genting Malaysia Bhd	312,900	410,133
Genting Plantations Bhd	22,600	57,767
HAP Seng Consolidated Bhd[c]	68,500	146,923
Hartalega Holdings Bhd[c]	66,100	93,745
Hong Leong Bank Bhd	67,700	221,765
Hong Leong Financial Group Bhd	22,700	88,891

84

Consolidated Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EMERGING MARKETS ASIA ETF

May 31, 2017

Security	Shares	Value
IHH Healthcare Bhd[c]	227,400	$307,628
IJM Corp. Bhd	301,000	244,738
IOI Corp. Bhd[c]	235,800	250,675
IOI Properties Group Bhd	193,643	95,917
Kuala Lumpur Kepong Bhd	44,600	258,013
Malayan Banking Bhd	377,200	831,955
Malaysia Airports Holdings Bhd	80,100	162,820
Maxis Bhd[c]	196,100	281,779
MISC Bhd[c]	124,600	218,341
Petronas Chemicals Group Bhd	253,900	434,833
Petronas Dagangan Bhd	23,300	133,921
Petronas Gas Bhd	71,400	309,622
PPB Group Bhd	50,100	196,654
Public Bank Bhd	291,510	1,366,283
RHB Bank Bhd[c]	80,262	101,078
RHB Bank Bhd New[a,d]	28,800	—
Sapura Energy Bhd[c]	409,800	169,473
Sime Darby Bhd	246,000	535,682
Telekom Malaysia Bhd	121,600	184,105
Tenaga Nasional Bhd	357,600	1,151,338
UMW Holdings Bhd[a,c]	49,800	69,813
Westports Holdings Bhd	102,600	97,326
YTL Corp. Bhd	459,153	160,918
YTL Power International Bhd	220,215	78,722

		11,592,586
PAKISTAN — 0.19%
Engro Corp. Ltd./Pakistan	27,100	96,183
Habib Bank Ltd.	60,800	157,198
Lucky Cement Ltd.	13,400	109,826
MCB Bank Ltd.	40,400	84,897
Oil & Gas Development Co. Ltd.	66,900	112,843
United Bank Ltd./Pakistan	50,800	115,134

		676,081
PHILIPPINES — 1.65%
Aboitiz Equity Ventures Inc.	202,930	310,052
Aboitiz Power Corp.	145,900	115,049
Alliance Global Group Inc.	377,300	117,340
Ayala Corp.	26,000	453,400
Ayala Land Inc.	773,000	611,877
Bank of the Philippine Islands	75,340	159,535
BDO Unibank Inc.	206,459	508,111
DMCI Holdings Inc.	397,100	107,223
Energy Development Corp.	936,100	114,720
Globe Telecom Inc.	3,565	151,123
GT Capital Holdings Inc.	8,605	206,589

Security	Shares	Value
International Container Terminal Services Inc.	53,360	$107,202
JG Summit Holdings Inc.	300,696	481,174
Jollibee Foods Corp.	45,040	185,137
Megaworld Corp.	1,129,400	106,644
Metro Pacific Investments Corp.	1,487,400	187,363
Metropolitan Bank & Trust Co.	63,706	111,926
PLDT Inc.	9,355	324,770
Robinsons Land Corp.	167,200	83,306
Security Bank Corp.	10,900	47,695
SM Investments Corp.	25,499	394,460
SM Prime Holdings Inc.	869,150	588,455
Universal Robina Corp.	93,320	303,724

		5,776,875
SOUTH KOREA — 20.28%
AmorePacific Corp.	3,328	1,019,564
AmorePacific Group	2,894	389,020
BGF retail Co. Ltd.	2,246	279,847
BNK Financial Group Inc.	27,315	243,971
Celltrion Inc.[a]	8,338	711,962
Cheil Worldwide Inc.	7,478	128,240
CJ CheilJedang Corp.	829	282,479
CJ Corp.	1,531	289,216
CJ E&M Corp.	2,045	143,566
CJ Korea Express Corp.[a]	761	130,844
Coway Co. Ltd.	5,626	505,013
Daelim Industrial Co. Ltd.	2,926	241,481
Daewoo Engineering & Construction Co. Ltd.[a]	13,410	90,430
DGB Financial Group Inc.	17,956	184,436
Dongbu Insurance Co. Ltd.	5,130	310,201
Dongsuh Cos. Inc.	3,659	105,887
Doosan Bobcat Inc.	3,215	107,109
Doosan Heavy Industries & Construction Co. Ltd.	5,279	107,504
E-MART Inc.	2,110	457,958
GS Engineering & Construction Corp.[a]	4,967	136,198
GS Holdings Corp.	5,347	348,157
GS Retail Co. Ltd.	2,910	145,812
Hana Financial Group Inc.	30,731	1,126,748
Hankook Tire Co. Ltd.	7,848	426,888
Hanmi Pharm Co. Ltd.[a]	622	212,222
Hanmi Science Co. Ltd.[a]	1,364	90,154
Hanon Systems	19,883	183,806

85

Consolidated Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EMERGING MARKETS ASIA ETF

May 31, 2017

Security	Shares	Value
Hanssem Co. Ltd.	1,111	$218,310
Hanwha Chemical Corp.	11,210	298,373
Hanwha Corp.	4,797	205,017
Hanwha Life Insurance Co. Ltd.	23,563	148,163
Hanwha Techwin Co. Ltd.[a]	3,950	176,226
Hotel Shilla Co. Ltd.	3,284	178,338
Hyosung Corp.	2,192	328,918
Hyundai Department Store Co. Ltd.	1,498	155,205
Hyundai Development Co. Engineering & Construction	6,176	283,536
Hyundai Engineering & Construction Co. Ltd.	7,926	344,763
Hyundai Glovis Co. Ltd.	1,965	279,937
Hyundai Heavy Industries Co. Ltd.[a]	3,242	500,952
Hyundai Marine & Fire Insurance Co. Ltd.	6,589	222,164
Hyundai Mobis Co. Ltd.	7,071	1,733,646
Hyundai Motor Co.	16,040	2,335,227
Hyundai Robotics Co. Ltd.[a]	662	241,243
Hyundai Steel Co.	8,434	445,956
Hyundai Wia Corp.	1,631	100,517
Industrial Bank of Korea	26,353	303,639
Kakao Corp.	3,382	298,447
Kangwon Land Inc.	12,458	403,361
KB Financial Group Inc.	41,237	1,974,190
KCC Corp.	619	225,297
KEPCO Plant Service & Engineering Co. Ltd.	2,270	107,458
Kia Motors Corp.	27,320	952,881
Korea Aerospace Industries Ltd. Class A	7,047	400,312
Korea Electric Power Corp.	26,571	1,013,381
Korea Gas Corp.[a]	2,820	127,953
Korea Investment Holdings Co. Ltd.	4,120	225,209
Korea Zinc Co. Ltd.	880	344,266
Korean Air Lines Co. Ltd.[a]	4,547	144,175
KT Corp.	1,558	45,296
KT&G Corp.	12,112	1,200,815
Kumho Petrochemical Co. Ltd.	1,948	136,061
LG Chem Ltd.	4,749	1,280,991
LG Corp.	9,966	721,013
LG Display Co. Ltd.	23,978	698,180
LG Electronics Inc.	11,004	810,852
LG Household & Health Care Ltd.	969	850,774
LG Innotek Co. Ltd.	1,513	181,084

Security	Shares	Value
LG Uplus Corp.	11,502	$166,428
Lotte Chemical Corp.	1,588	511,320
Lotte Chilsung Beverage Co. Ltd.	63	101,624
Lotte Confectionery Co. Ltd.	571	112,201
Lotte Shopping Co. Ltd.	1,257	321,660
Medy-Tox Inc.	420	195,820
Mirae Asset Daewoo Co. Ltd.	38,108	323,353
NAVER Corp.	2,910	2,196,276
NCsoft Corp.	1,837	621,029
Netmarble Games Corp.[a,b]	1,756	238,399
NH Investment & Securities Co. Ltd.	15,018	189,804
OCI Co. Ltd.[c]	1,807	143,643
Orion Corp./Republic of Korea	376	267,996
Ottogi Corp.	122	92,731
Pan Ocean Co. Ltd.[a]	20,521	100,809
POSCO	7,711	1,942,213
Posco Daewoo Corp.	3,899	84,102
S-1 Corp.	1,801	168,100
S-Oil Corp.	4,746	438,738
Samsung Biologics Co. Ltd.[a]	1,722	338,371
Samsung C&T Corp.	7,870	966,528
Samsung Card Co. Ltd.	3,072	115,241
Samsung Electro-Mechanics Co. Ltd.	5,787	426,427
Samsung Electronics Co. Ltd.	10,214	20,389,684
Samsung Fire & Marine Insurance Co. Ltd.	3,198	835,490
Samsung Heavy Industries Co. Ltd.[a]	26,623	292,482
Samsung Life Insurance Co. Ltd.	7,248	789,796
Samsung SDI Co. Ltd.	5,682	839,917
Samsung SDS Co. Ltd.	3,588	522,369
Samsung Securities Co. Ltd.	6,850	245,648
Shinhan Financial Group Co. Ltd.	44,324	1,957,683
Shinsegae Inc.	788	171,381
SK Holdings Co. Ltd.	3,300	806,136
SK Hynix Inc.	60,387	3,074,365
SK Innovation Co. Ltd.	6,717	1,013,909
SK Networks Co. Ltd.	12,648	83,597
SK Telecom Co. Ltd.	2,086	472,312
Woori Bank	32,186	439,841
Yuhan Corp.	866	193,373

		71,231,635
TAIWAN — 16.69%
Acer Inc.	312,062	171,183
Advanced Semiconductor Engineering Inc.	684,969	876,735

86

Consolidated Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EMERGING MARKETS ASIA ETF

May 31, 2017

Security	Shares	Value
Advantech Co. Ltd.	34,894	$283,059
Asia Cement Corp.	245,229	227,056
Asia Pacific Telecom Co. Ltd.[a]	220,000	75,335
Asustek Computer Inc.	73,000	691,679
AU Optronics Corp.	894,000	349,230
Catcher Technology Co. Ltd.	68,000	718,907
Cathay Financial Holding Co. Ltd.	848,944	1,329,342
Chailease Holding Co. Ltd.	106,496	287,492
Chang Hwa Commercial Bank Ltd.	491,614	286,839
Cheng Shin Rubber Industry Co. Ltd.	204,776	413,242
Chicony Electronics Co. Ltd.	53,864	139,858
China Airlines Ltd.	264,000	80,835
China Development Financial Holding Corp.	1,430,200	390,846
China Life Insurance Co. Ltd./Taiwan	367,835	360,754
China Steel Corp.	1,275,867	1,049,826
Chunghwa Telecom Co. Ltd.	396,000	1,415,273
Compal Electronics Inc.	437,000	292,021
CTBC Financial Holding Co. Ltd.	1,829,265	1,164,614
Delta Electronics Inc.	202,000	1,114,798
E.Sun Financial Holding Co. Ltd.	880,772	544,644
Eclat Textile Co. Ltd.	18,200	185,455
EVA Airways Corp.	237,397	116,019
Evergreen Marine Corp. Taiwan Ltd.[a]	176,050	88,379
Far Eastern New Century Corp.	333,460	270,502
Far EasTone Telecommunications Co. Ltd.	169,000	429,818
Feng TAY Enterprise Co. Ltd.	36,064	140,280
First Financial Holding Co. Ltd.	956,370	612,059
Formosa Chemicals & Fibre Corp.	305,950	928,662
Formosa Petrochemical Corp.	132,000	473,952
Formosa Plastics Corp.	433,400	1,292,463
Formosa Taffeta Co. Ltd.	78,000	81,555
Foxconn Technology Co. Ltd.	95,521	270,567
Fubon Financial Holding Co. Ltd.	691,396	1,053,908
Giant Manufacturing Co. Ltd.	30,000	176,036
Globalwafers Co. Ltd.	15,000	121,430
Highwealth Construction Corp.	87,840	144,993
Hiwin Technologies Corp.	20,981	140,901
Hon Hai Precision Industry Co. Ltd.	1,619,314	5,545,043
Hotai Motor Co. Ltd.	26,000	341,002
HTC Corp.[a]	70,000	169,188
Hua Nan Financial Holdings Co. Ltd.	738,392	423,460
Innolux Corp.	924,620	418,060
Inventec Corp.	264,980	196,892

Security	Shares	Value
Largan Precision Co. Ltd.	10,000	$1,579,175
Lite-On Technology Corp.	224,032	376,130
MediaTek Inc.	157,176	1,201,851
Mega Financial Holding Co. Ltd.	1,131,542	912,261
Merida Industry Co. Ltd.	21,350	115,342
Micro-Star International Co. Ltd.	68,000	158,250
Nan Ya Plastics Corp.	495,090	1,178,511
Nanya Technology Corp.	69,000	116,763
Nien Made Enterprise Co. Ltd.	15,000	155,840
Novatek Microelectronics Corp.	61,000	242,345
OBI Pharma Inc.[a]	11,000	93,803
Pegatron Corp.	199,000	613,957
Phison Electronics Corp.	15,000	162,572
Pou Chen Corp.	228,000	314,572
Powertech Technology Inc.	70,000	215,034
President Chain Store Corp.	59,000	527,644
Quanta Computer Inc.	284,000	649,596
Realtek Semiconductor Corp.	48,140	160,845
Ruentex Development Co. Ltd.[a]	83,888	97,194
Ruentex Industries Ltd.	56,855	85,059
Shin Kong Financial Holding Co. Ltd.[a]	854,138	220,073
Siliconware Precision Industries Co. Ltd.	212,438	358,784
SinoPac Financial Holdings Co. Ltd.	1,055,173	326,595
Standard Foods Corp.	47,873	128,759
Synnex Technology International Corp.	151,050	173,251
TaiMed Biologics Inc.[a]	18,000	113,701
Taishin Financial Holding Co. Ltd.	889,561	397,772
Taiwan Business Bank	393,397	110,123
Taiwan Cement Corp.	351,000	401,423
Taiwan Cooperative Financial Holding Co. Ltd.	812,435	420,006
Taiwan Fertilizer Co. Ltd.	75,000	99,987
Taiwan High Speed Rail Corp.	136,000	114,844
Taiwan Mobile Co. Ltd.	169,000	629,276
Taiwan Semiconductor Manufacturing Co. Ltd.	2,555,000	17,243,426
Teco Electric and Machinery Co. Ltd.	198,000	191,226
Transcend Information Inc.	21,000	71,911
Uni-President Enterprises Corp.	502,650	1,004,331
United Microelectronics Corp.	1,263,000	522,768
Vanguard International Semiconductor Corp.	95,000	179,078
Wistron Corp.	261,022	241,245

87

Consolidated Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EMERGING MARKETS ASIA ETF

May 31, 2017

Security	Shares	Value
WPG Holdings Ltd.	150,000	$200,472
Yuanta Financial Holding Co. Ltd.	1,013,893	439,885
Yulon Motor Co. Ltd.	88,000	78,699
Zhen Ding Technology Holding Ltd.	40,455	99,527

		58,608,098
THAILAND — 2.97%
Advanced Info Service PCL NVDR	107,500	546,022
Airports of Thailand PCL NVDR	443,400	553,274
Bangkok Bank PCL Foreign	26,600	145,261
Bangkok Dusit Medical Services PCL NVDR[c]	403,200	220,186
Bangkok Expressway & Metro PCL	733,900	156,218
Banpu PCL NVDR	199,200	104,103
BEC World PCL NVDR[c]	105,100	68,195
Berli Jucker PCL NVDR	127,100	170,723
BTS Group Holdings PCL NVDR	622,300	156,214
Bumrungrad Hospital PCL NVDR	37,400	190,514
Central Pattana PCL NVDR	139,600	270,511
Charoen Pokphand Foods PCL NVDR	282,700	206,671
CP ALL PCL NVDR	513,100	941,537
Delta Electronics Thailand PCL NVDR	52,900	139,783
Electricity Generating PCL NVDR[c]	13,100	82,308
Energy Absolute PCL NVDR[c]	114,900	100,360
Glow Energy PCL NVDR	55,600	131,409
Home Product Center PCL NVDR	426,345	123,923
Indorama Ventures PCL NVDR	154,200	166,378
IRPC PCL NVDR	1,067,000	159,768
Kasikornbank PCL Foreign	122,100	670,367
Kasikornbank PCL NVDR	59,600	328,097
KCE Electronics PCL NVDR	28,600	90,687
Krung Thai Bank PCL NVDR	364,950	204,655
Minor International PCL NVDR[c]	224,080	246,712
PTT Exploration & Production PCL NVDR	142,910	377,625
PTT Global Chemical PCL NVDR	217,600	453,599
PTT PCL NVDR	108,600	1,253,077
Robinson PCL NVDR	50,800	88,743
Siam Cement PCL (The) Foreign	30,900	477,199
Siam Cement PCL (The) NVDR	12,200	188,409
Siam Commercial Bank PCL (The) NVDR	183,700	825,194
Thai Oil PCL NVDR	85,700	193,743
Thai Union Group PCL NVDR	190,700	117,578
TMB Bank PCL NVDR	1,360,300	86,267
True Corp. PCL NVDR[c]	1,052,405	191,571

		10,426,881

TOTAL COMMON STOCKS
(Cost: $298,444,950)		346,356,973

Security	Shares	Value
PREFERRED STOCKS — 1.12%

INDIA — 0.01%
Vedanta Ltd., Preference Shares[a,d]	1,879,160	$22,317

		22,317
SOUTH KOREA — 1.11%
AmorePacific Corp., Preference Shares	953	181,305
Hyundai Motor Co., Preference Shares	2,369	224,289
Hyundai Motor Co. Series 2, Preference Shares	3,893	394,655
LG Chem Ltd., Preference Shares	816	148,317
LG Household & Health Care Ltd., Preference Shares	225	123,794
Samsung Electronics Co. Ltd., Preference Shares	1,807	2,822,832

		3,895,192

TOTAL PREFERRED STOCKS
(Cost: $2,883,822)		3,917,509

SHORT-TERM INVESTMENTS — 2.37%

MONEY MARKET FUNDS — 2.37%
BlackRock Cash Funds: Institutional, SL Agency Shares
1.16%[e,f,g]	8,326,092	8,330,255

		8,330,255

TOTAL SHORT-TERM INVESTMENTS
(Cost: $8,327,704)		8,330,255

TOTAL INVESTMENTS IN SECURITIES — 102.12%
(Cost: $309,656,476)[h]		358,604,737
Other Assets, Less Liabilities — (2.12)%		(7,438,818)

NET ASSETS — 100.00%		$351,165,919

ADR — American Depositary Receipts

NVDR — Non-Voting Depositary Receipts

[a]	Non-income earning security.
[b]	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
[c]	All or a portion of this security represents a security on loan.
[d]	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
[e]	Affiliated money market fund.
[f]	The rate quoted is the annualized seven-day yield of the fund at period end.
[g]	All or a portion of this security represents an investment of securities lending collateral.
[h]	The cost of investments for federal income tax purposes was $311,840,856. Net unrealized appreciation was $46,763,881, of which $55,506,070 represented gross unrealized appreciation on securities and $8,742,189 represented gross unrealized depreciation on securities.

88

Consolidated Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EMERGING MARKETS ASIA ETF

May 31, 2017

Schedule 1 — Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of May 31, 2017. The breakdown of the Fund’s investments into major categories is disclosed in the schedule of investments above.

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common stocks	$345,272,776	$1,084,196	$1	$346,356,973
Preferred stocks	3,895,192	—	22,317	3,917,509
Money market funds	8,330,255	—	—	8,330,255

Total	$357,498,223	$1,084,196	$22,318	$358,604,737

89

Consolidated Schedule of Investments (Unaudited)

iSHARES® MSCI EMERGING MARKETS ETF

May 31, 2017

Security	Shares	Value
COMMON STOCKS — 95.72%

BRAZIL — 4.05%
Ambev SA	31,811,115	$183,540,755
Banco Bradesco SA	6,225,539	51,930,685
Banco do Brasil SA	5,801,474	50,701,176
Banco Santander Brasil SA Units	2,848,100	22,343,550
BB Seguridade Participacoes SA	4,723,800	42,390,089
BM&FBovespa SA-Bolsa de Valores Mercadorias e Futuros	14,080,001	79,978,296
BR Malls Participacoes SA	4,478,088	16,543,572
BRF SA	3,168,442	42,326,664
CCR SA	8,207,400	41,963,332
Centrais Eletricas Brasileiras SAa	1,316,100	5,580,478
Cia. de Saneamento Basico do Estado de Sao Paulo	2,336,924	20,898,852
Cia. Siderurgica Nacional SAa	4,241,328	8,972,342
Cielo SA	8,224,076	57,848,521
Cosan SA Industria e Comercio	939,300	10,436,345
CPFL Energia SA	1,504,367	12,196,191
Duratex SA	2,125,655	5,263,664
EDP – Energias do Brasil SA	2,042,000	8,400,234
Embraer SA	4,541,300	22,420,813
Engie Brasil Energia SA	1,086,500	11,113,607
Equatorial Energia SA	1,351,900	22,262,076
Fibria Celulose SA	1,694,961	19,391,591
Hypermarcas SA	2,361,000	21,478,198
JBS SA	5,200,075	12,940,855
Klabin SA Units	3,826,500	19,705,979
Kroton Educacional SA	9,331,180	41,723,853
Localiza Rent A Car SA	1,137,963	15,258,003
Lojas Americanas SA	1,252,050	4,787,659
Lojas Renner SA	4,796,190	39,001,952
M. Dias Branco SA	703,400	11,734,902
Multiplan Empreendimentos Imobiliarios SA	572,103	11,308,685
Natura Cosmeticos SA	1,157,400	11,624,682
Odontoprev SA	1,830,600	6,813,662
Petroleo Brasileiro SAa	20,153,874	84,647,762
Porto Seguro SA	777,600	7,721,327
Qualicorp SA	1,513,400	13,076,806
Raia Drogasil SA	1,574,600	34,960,898
Rumo SAa	5,450,900	14,254,235
Sul America SA	1,348,137	7,420,822
TIM Participacoes SA	5,711,276	17,471,277

Security	Shares	Value
Transmissora Alianca de Energia Eletrica SA Units	1,293,300	$9,053,259
Ultrapar Participacoes SA	2,453,300	56,626,836
Vale SA	8,711,178	72,987,143
WEG SA	3,855,320	22,588,837

		1,273,690,465
CHILE — 1.06%
AES Gener SA	18,371,811	6,755,746
Aguas Andinas SA Series A	18,230,273	10,141,745
Banco de Chile	167,487,153	21,412,596
Banco de Credito e Inversiones	255,587	14,327,503
Banco Santander Chile	452,152,120	27,977,127
Cencosud SA	9,688,908	26,200,783
Cia. Cervecerias Unidas SA	980,761	12,916,350
Colbun SA	53,881,423	12,159,448
Empresa Nacional de Telecomunicaciones SA	993,932	11,091,169
Empresas CMPC SA	8,531,595	20,296,381
Empresas COPEC SA	3,111,228	35,561,524
Enel Americas SA	197,908,158	37,523,889
Enel Chile SA	134,652,591	14,900,797
Enel Generacion Chile SA	22,287,572	17,205,816
Itau CorpBanca	1,066,395,860	9,915,825
LATAM Airlines Group SA	2,077,493	23,102,987
SACI Falabella	4,096,740	33,944,173

		335,433,859
CHINA — 27.56%
3SBio Inc.[a,b,c]	6,911,000	9,596,086
58.com Inc. ADR[a,c]	592,492	25,477,156
AAC Technologies Holdings Inc.[c]	5,005,000	53,053,019
Agricultural Bank of China Ltd. Class H	176,035,000	85,391,924
Air China Ltd. Class H	12,272,000	11,669,696
Alibaba Group Holding Ltd. ADR[a,c]	7,621,505	933,329,502
Alibaba Health Information Technology Ltd.[a,c]	21,918,000	11,166,509
Alibaba Pictures Group Ltd.[a,c]	77,370,000	13,403,936
Aluminum Corp. of China Ltd. Class Ha,c	26,768,000	12,469,485
Anhui Conch Cement Co. Ltd. Class H	8,386,000	27,818,991
ANTA Sports Products Ltd.[c]	7,187,402	21,260,273

90

Consolidated Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EMERGING MARKETS ETF

May 31, 2017

Security	Shares	Value
Autohome Inc. ADR[a]	331,025	$14,028,840
AviChina Industry & Technology Co. Ltd. Class H	14,291,000	8,784,643
Baidu Inc. ADR[a,c]	1,839,220	342,278,842
Bank of China Ltd. Class H	536,499,000	268,509,403
Bank of Communications Co. Ltd. Class H	59,450,600	46,080,709
Beijing Capital International Airport Co. Ltd. Class H	10,406,000	15,196,797
Beijing Enterprises Holdings Ltd.	3,430,500	16,266,640
Beijing Enterprises Water Group Ltd.[c]	30,620,000	24,519,734
Belle International Holdings Ltd.	42,777,000	33,376,430
Brilliance China Automotive Holdings Ltd.	20,576,000	38,392,937
Byd Co. Ltd. Class Hc	4,339,000	25,920,019
CGN Power Co. Ltd. Class Hb	71,871,000	21,305,496
China Cinda Asset Management Co. Ltd. Class H	59,796,000	22,637,065
China CITIC Bank Corp. Ltd. Class H	60,794,800	37,526,450
China Coal Energy Co. Ltd. Class Ha	14,213,000	6,237,892
China Communications Construction Co. Ltd. Class H	30,138,000	40,687,045
China Communications Services Corp. Ltd. Class H	16,758,000	9,957,015
China Conch Venture Holdings Ltd.[c]	9,606,000	18,564,939
China Construction Bank Corp. Class H	568,118,760	469,516,624
China Everbright Bank Co. Ltd. Class H	20,786,000	9,842,904
China Everbright International Ltd.	16,763,000	21,404,289
China Everbright Ltd.	6,312,000	14,175,259
China Evergrande Group[c]	27,807,388	49,887,684
China Galaxy Securities Co. Ltd. Class H	20,967,500	19,292,645
China Gas Holdings Ltd.	11,756,000	17,922,641
China Huarong Asset Management Co. Ltd. Class Hb	39,963,000	16,257,109

Security	Shares	Value
China Huishan Dairy Holdings Co. Ltd.[c,d]	27,094,000	$35
China Jinmao Holdings Group Ltd.	25,424,000	8,319,745
China Life Insurance Co. Ltd. Class H	50,199,000	164,915,322
China Longyuan Power Group Corp. Ltd.	21,587,000	16,261,341
China Medical System Holdings Ltd.[c]	8,539,000	15,144,015
China Mengniu Dairy Co. Ltd.	18,592,000	37,601,771
China Merchants Bank Co. Ltd. Class H	26,358,967	79,153,518
China Merchants Port Holdings Co. Ltd.	8,740,000	25,908,925
China Minsheng Banking Corp. Ltd. Class H	38,701,540	39,682,681
China Mobile Ltd.	41,466,000	460,026,782
China National Building Material Co. Ltd. Class H	19,426,000	10,794,369
China Oilfield Services Ltd. Class H	12,354,000	10,701,320
China Overseas Land & Investment Ltd.	25,796,960	77,465,863
China Pacific Insurance Group Co. Ltd. Class H	17,812,600	71,319,434
China Petroleum & Chemical Corp. Class H	172,860,800	141,750,093
China Power International Development Ltd.[c]	22,244,000	8,478,037
China Railway Construction Corp. Ltd. Class H	13,468,000	18,493,234
China Railway Group Ltd. Class H	27,286,000	22,620,300
China Resources Beer Holdings Co. Ltd.	11,052,000	27,883,698
China Resources Gas Group Ltd.[c]	6,048,000	18,549,647
China Resources Land Ltd.[c]	18,651,333	54,811,455
China Resources Power Holdings Co. Ltd.	13,046,999	26,922,950
China Shenhua Energy Co. Ltd. Class H	22,993,500	56,005,060
China Southern Airlines Co. Ltd. Class H	12,366,000	9,458,047

91

Consolidated Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EMERGING MARKETS ETF

May 31, 2017

Security	Shares	Value
China State Construction International Holdings Ltd.[c]	12,232,000	$21,222,676
China Taiping Insurance Holdings Co. Ltd.[a]	10,987,260	29,257,248
China Telecom Corp. Ltd. Class H	93,790,000	46,579,356
China Unicom Hong Kong Ltd.[a]	40,558,000	58,189,458
China Vanke Co. Ltd. Class H	8,210,331	21,810,066
Chongqing Changan Automobile Co. Ltd. Class B	5,852,175	7,735,360
Chongqing Rural Commercial Bank Co. Ltd. Class H	17,507,000	11,974,708
CITIC Ltd.	37,703,000	59,802,640
CITIC Securities Co. Ltd. Class H	14,851,000	31,141,084
CNOOC Ltd.	121,049,000	138,253,835
COSCO SHIPPING Ports Ltd.[c]	11,196,000	13,074,656
Country Garden Holdings Co. Ltd.[c]	36,871,939	43,579,434
CRRC Corp. Ltd. Class H	28,050,300	26,277,639
CSPC Pharmaceutical Group Ltd.	28,700,000	42,944,388
Ctrip.com International Ltd. ADR[a,c]	2,513,471	137,361,190
Dongfeng Motor Group Co. Ltd. Class H	18,370,000	20,698,060
ENN Energy Holdings Ltd.	5,145,000	27,070,434
Far East Horizon Ltd.[c]	13,600,000	12,600,915
Fosun International Ltd.[c]	17,520,500	27,250,539
Fullshare Holdings Ltd.[c]	45,525,000	18,578,175
Fuyao Glass Industry Group Co. Ltd. Class Hb	3,062,400	11,534,426
GCL-Poly Energy Holdings Ltd.[a,c]	88,561,000	9,432,929
Geely Automobile Holdings Ltd.[c]	33,490,000	55,440,972
GF Securities Co. Ltd. Class H	9,300,400	19,287,190
GOME Electrical Appliances Holding Ltd.[c]	80,624,200	10,449,915
Great Wall Motor Co. Ltd. Class Hc	20,942,000	22,386,651
Guangdong Investment Ltd.	19,264,110	27,786,973
Guangzhou Automobile Group Co. Ltd. Class H	14,342,742	24,074,978
Guangzhou R&F Properties Co. Ltd. Class H	6,647,200	10,748,188

Security	Shares	Value
Haier Electronics Group Co. Ltd.	8,552,000	$21,751,906
Haitian International Holdings Ltd.	4,451,000	10,338,610
Haitong Securities Co. Ltd. Class H	21,102,800	35,367,897
Hengan International Group Co. Ltd.	4,891,000	34,301,555
Huaneng Power International Inc. Class H	28,582,000	22,814,396
Huaneng Renewables Corp. Ltd. Class H	27,564,000	9,126,157
Huatai Securities Co. Ltd. Class Hb	10,344,800	20,364,485
Industrial & Commercial Bank of China Ltd. Class H	498,007,085	332,965,487
JD.com Inc. ADR[a,c]	4,423,543	177,074,426
Jiangsu Expressway Co. Ltd. Class H	8,322,000	12,089,271
Jiangxi Copper Co. Ltd. Class H	8,390,000	12,618,727
Kingsoft Corp. Ltd.[c]	5,343,000	14,364,654
Kunlun Energy Co. Ltd.	21,868,000	19,588,017
Lenovo Group Ltd.[c]	48,718,000	31,884,940
Longfor Properties Co. Ltd.	10,015,000	20,383,564
Minth Group Ltd.	4,096,000	16,662,693
Momo Inc. ADR[a]	580,087	22,066,509
NetEase Inc. ADR	537,075	152,948,218
New China Life Insurance Co. Ltd. Class H	5,298,400	28,591,485
New Oriental Education & Technology Group Inc. ADR[a]	904,906	64,854,613
Nine Dragons Paper Holdings Ltd.	11,193,000	13,272,247
People’s Insurance Co. Group of China Ltd. (The) Class H	47,211,000	20,356,750
PetroChina Co. Ltd. Class H	142,662,000	95,017,072
PICC Property & Casualty Co. Ltd. Class H	30,960,128	51,650,208
Ping An Insurance Group Co. of China Ltd. Class H	35,199,000	225,627,376
Semiconductor Manufacturing International Corp.[a]	18,680,499	19,681,473
Shandong Weigao Group Medical Polymer Co. Ltd. Class H	12,964,000	10,181,609

92

Consolidated Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EMERGING MARKETS ETF

May 31, 2017

Security	Shares	Value
Shanghai Electric Group Co. Ltd. Class Ha	19,270,000	$8,358,424
Shanghai Fosun Pharmaceutical Group Co. Ltd. Class H	2,767,500	10,601,271
Shanghai Industrial Holdings Ltd.	3,427,000	10,708,757
Shanghai Lujiazui Finance & Trade Zone Development Co. Ltd. Class B	6,738,648	10,700,973
Shanghai Pharmaceuticals Holding Co. Ltd. Class H	4,785,100	13,847,250
Shenzhou International Group Holdings Ltd.[c]	3,810,000	26,084,672
Shimao Property Holdings Ltd.	8,192,000	13,981,944
Sihuan Pharmaceutical Holdings Group Ltd.	21,350,000	9,178,436
SINA Corp./China[a]	382,790	37,501,936
Sino Biopharmaceutical Ltd.	30,276,000	27,002,830
Sino-Ocean Group Holding Ltd.	20,720,000	10,449,807
Sinopec Engineering Group Co. Ltd. Class H	8,521,000	7,829,420
Sinopec Shanghai Petrochemical Co. Ltd. Class H	23,855,000	14,020,738
Sinopharm Group Co. Ltd. Class H	8,060,000	36,822,309
SOHO China Ltd.[c]	14,606,000	7,310,076
Sun Art Retail Group Ltd.	16,392,000	15,145,737
Sunac China Holdings Ltd.[c]	12,996,000	21,113,945
Sunny Optical Technology Group Co. Ltd.[c]	4,822,000	37,561,409
TAL Education Group Class A ADR[c]	304,901	35,511,819
Tencent Holdings Ltd.	38,364,700	1,317,479,576
Tingyi Cayman Islands Holding Corp.	13,296,000	16,243,661
TravelSky Technology Ltd. Class H	6,385,000	18,845,806
Tsingtao Brewery Co. Ltd. Class H	2,412,000	10,988,328
Vipshop Holdings Ltd. ADR[a]	2,735,952	33,843,726
Want Want China Holdings Ltd.[c]	36,206,000	25,415,219
Weibo Corp. ADR[a,c]	187,405	13,779,890
Weichai Power Co. Ltd. Class H	6,710,400	10,884,825
Yanzhou Coal Mining Co. Ltd. Class Hc	12,726,800	9,472,687
Yum China Holdings Inc.[a]	2,565,254	98,531,406
YY Inc. ADR[a]	205,890	12,011,623

Security	Shares	Value
Zhejiang Expressway Co. Ltd. Class H	9,744,000	$11,429,032
Zhuzhou CRRC Times Electric Co. Ltd. Class H	3,717,600	19,631,726
Zijin Mining Group Co. Ltd. Class H	38,414,000	12,619,887
ZTE Corp. Class H	5,045,400	10,268,920

		8,673,140,763
COLOMBIA — 0.30%
Bancolombia SA	1,441,784	15,035,206
Cementos Argos SA	3,077,752	12,341,145
Ecopetrol SA	33,471,065	15,287,801
Grupo Argos SA/Colombia	2,023,103	14,494,021
Grupo de Inversiones Suramericana SA	1,776,088	23,455,570
Interconexion Electrica SA ESP	2,622,490	12,651,067

		93,264,810
CZECH REPUBLIC — 0.18%
CEZ AS	1,109,183	21,108,995
Komercni Banka AS	528,899	21,092,497
Moneta Money Bank ASb	3,264,250	11,122,126
O2 Czech Republic AS	417,589	5,030,248

		58,353,866
EGYPT — 0.12%
Commercial International Bank Egypt SAE	6,492,709	29,683,518
Egyptian Financial Group-Hermes Holding Co.	904,679	1,281,545
Global Telecom Holding SAE[a]	18,938,525	6,801,128

		37,766,191
GREECE — 0.37%
Alpha Bank AEa	9,298,459	21,435,043
Eurobank Ergasias SAa	12,537,700	12,688,781
FF Group[a,c]	229,030	5,125,131
Hellenic Telecommunications Organization SA	1,646,292	18,790,245
JUMBO SA	694,540	12,582,077
National Bank of Greece SAa	36,889,616	12,901,020
OPAP SA	1,487,586	16,560,628
Piraeus Bank SAa	39,157,522	8,762,495
Titan Cement Co. SA	314,398	9,248,622

		118,094,042

93

Consolidated Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EMERGING MARKETS ETF

May 31, 2017

Security	Shares	Value
HUNGARY — 0.32%
MOL Hungarian Oil & Gas PLC	310,329	$25,259,587
OTP Bank PLC	1,621,193	50,589,657
Richter Gedeon Nyrt	941,391	24,084,786

		99,934,030
INDIA — 8.92%
ACC Ltd.	292,937	7,432,618
Adani Ports & Special Economic Zone Ltd.[a]	5,087,204	26,729,110
Ambuja Cements Ltd.	4,168,105	15,585,173
Apollo Hospitals Enterprise Ltd.[a]	540,285	10,141,649
Ashok Leyland Ltd.	7,826,659	11,463,411
Asian Paints Ltd.	1,955,780	34,896,062
Aurobindo Pharma Ltd.	1,809,827	16,105,272
Axis Bank Ltd.	11,309,510	90,106,225
Bajaj Auto Ltd.	573,738	25,307,341
Bajaj Finance Ltd.	1,125,621	23,150,074
Bajaj Finserv Ltd.[a]	252,143	16,382,261
Bharat Forge Ltd.	712,343	12,915,909
Bharat Heavy Electricals Ltd.	3,959,136	8,480,356
Bharat Petroleum Corp. Ltd.	3,414,589	39,303,232
Bharti Airtel Ltd.	7,649,187	44,049,216
Bharti Infratel Ltd.	3,777,278	21,462,339
Bosch Ltd.	51,207	18,522,418
Cadila Healthcare Ltd.	1,406,527	10,117,315
Cipla Ltd.	2,401,048	19,215,455
Coal India Ltd.	4,676,512	19,030,041
Container Corp. of India Ltd.	292,819	5,265,477
Dabur India Ltd.	3,641,543	15,800,526
Divi’s Laboratories Ltd.[a]	33,247	299,980
Dr. Reddy’s Laboratories Ltd.	780,359	30,525,559
Eicher Motors Ltd.[a]	90,058	39,690,007
GAIL (India) Ltd.	3,378,981	21,681,620
Glenmark Pharmaceuticals Ltd.	952,665	9,400,406
Godrej Consumer Products Ltd.	827,350	23,229,788
Grasim Industries Ltd.	1,748,941	31,309,893
Havells India Ltd.	1,691,308	12,776,558
HCL Technologies Ltd.	3,828,960	51,289,192
Hero Motocorp Ltd.	338,686	19,661,058
Hindalco Industries Ltd.	7,943,601	24,709,869
Hindustan Petroleum Corp. Ltd.	2,736,260	23,503,337
Hindustan Unilever Ltd.	4,400,298	72,769,962
Housing Development Finance Corp. Ltd.	10,168,251	247,405,903

Security	Shares	Value
ICICI Bank Ltd.	14,070,619	$71,192,709
Idea Cellular Ltd.	9,044,078	11,213,984
IDFC Bank Ltd.	9,120,782	8,135,477
Indiabulls Housing Finance Ltd.	2,080,076	37,416,866
Indian Oil Corp. Ltd.	3,563,819	23,721,049
Infosys Ltd.	12,406,868	187,881,748
ITC Ltd.	22,965,411	110,982,876
JSW Steel Ltd.	5,863,010	17,615,383
Larsen & Toubro Ltd.	2,147,133	58,593,569
LIC Housing Finance Ltd.	2,055,113	23,382,803
Lupin Ltd.	1,510,880	27,187,410
Mahindra & Mahindra Financial Services Ltd.	1,945,210	10,820,457
Mahindra & Mahindra Ltd.	2,523,850	55,427,298
Marico Ltd.	3,099,565	15,084,678
Maruti Suzuki India Ltd.	718,232	80,272,333
Motherson Sumi Systems Ltd.[a]	2,744,738	19,166,796
Nestle India Ltd.	159,069	16,382,973
NTPC Ltd.	11,263,977	27,967,903
Oil & Natural Gas Corp. Ltd.	8,668,589	23,780,847
Piramal Enterprises Ltd.[a]	538,735	22,835,283
Power Finance Corp. Ltd.	4,326,770	8,955,985
Reliance Industries Ltd.[a]	8,778,227	182,408,074
Rural Electrification Corp. Ltd.	4,264,919	12,774,265
Shree Cement Ltd.	57,636	16,083,812
Shriram Transport Finance Co. Ltd.	1,009,885	15,965,324
Siemens Ltd.	501,497	10,629,607
State Bank of India	10,928,728	48,833,730
Sun Pharmaceuticals Industries Ltd.	6,531,565	50,778,565
Tata Consultancy Services Ltd.	3,191,931	125,985,299
Tata Motors Ltd.	10,662,647	78,689,079
Tata Motors Ltd. Class A	2,542,934	11,347,035
Tata Power Co. Ltd.	7,882,950	9,896,450
Tata Steel Ltd.	2,050,846	16,042,498
Tech Mahindra Ltd.	3,112,102	18,811,528
Titan Co. Ltd.[a]	2,091,906	15,397,492
Ultratech Cement Ltd.	582,036	37,844,969
United Spirits Ltd.[a]	406,289	14,265,139
UPL Ltd.	2,423,948	32,358,128
Vedanta Ltd.	10,038,076	37,129,368
Wipro Ltd.	4,120,610	34,200,041
Yes Bank Ltd.	2,273,071	50,427,157
Zee Entertainment Enterprises Ltd.	3,772,941	30,106,923

		2,807,707,522

94

Consolidated Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EMERGING MARKETS ETF

May 31, 2017

Security	Shares	Value
INDONESIA — 2.41%
Adaro Energy Tbk PT	99,840,300	$11,393,187
AKR Corporindo Tbk PT	11,985,600	5,961,306
Astra International Tbk PT	136,360,200	89,575,957
Bank Central Asia Tbk PT	68,086,800	87,664,311
Bank Danamon Indonesia Tbk PT	24,175,216	9,483,146
Bank Mandiri Persero Tbk PT	62,916,200	59,515,324
Bank Negara Indonesia Persero Tbk PT	50,626,376	24,895,102
Bank Rakyat Indonesia Persero Tbk PT	74,807,722	81,294,428
Bumi Serpong Damai Tbk PT	52,062,400	7,074,545
Charoen Pokphand Indonesia Tbk PT	50,610,745	12,044,749
Gudang Garam Tbk PT	3,275,400	18,184,372
Hanjaya Mandala Sampoerna Tbk PT	62,360,700	18,399,216
Indocement Tunggal Prakarsa Tbk PT	10,342,100	14,364,028
Indofood CBP Sukses Makmur Tbk PT	15,579,800	10,175,995
Indofood Sukses Makmur Tbk PT	29,853,400	19,610,905
Jasa Marga Persero Tbk PT	14,429,895	5,687,459
Kalbe Farma Tbk PT	145,433,015	16,814,328
Lippo Karawaci Tbk PT	106,543,400	5,439,153
Matahari Department Store Tbk PT	16,581,500	18,797,346
Media Nusantara Citra Tbk PT	33,745,500	4,813,547
Pakuwon Jati Tbk PT	129,772,300	5,943,026
Perusahaan Gas Negara Persero Tbk PT	73,505,400	13,244,216
Semen Indonesia Persero Tbk PT	19,979,900	14,174,929
Summarecon Agung Tbk PT	67,971,100	6,735,875
Surya Citra Media Tbk PT	39,083,100	8,538,425
Telekomunikasi Indonesia Persero Tbk PT	339,441,500	110,853,643
Tower Bersama Infrastructure Tbk PT	15,368,000	6,662,928
Unilever Indonesia Tbk PT	10,292,800	35,680,934
United Tractors Tbk PT	11,533,653	24,050,091
Waskita Karya Persero Tbk PT	31,899,800	5,699,814
XL Axiata Tbk PTa	24,120,000	5,360,000

		758,132,285

Security	Shares	Value
MALAYSIA — 2.40%
AirAsia Bhd[c]	10,100,300	$7,032,452
Alliance Financial Group Bhd	7,252,100	7,336,821
AMMB Holdings Bhd	12,680,175	15,435,447
Astro Malaysia Holdings Bhd	9,915,000	5,884,135
Axiata Group Bhd[c]	18,217,300	21,622,403
British American Tobacco Malaysia Bhd	958,200	9,984,981
CIMB Group Holdings Bhd	22,266,900	33,296,299
Dialog Group Bhd	22,196,812	9,957,448
DiGi.Com Bhd[c]	23,680,600	27,387,610
Felda Global Ventures Holdings Bhd[c]	8,822,000	3,607,126
Gamuda Bhd[c]	11,774,200	14,690,240
Genting Bhd	15,310,700	35,665,346
Genting Malaysia Bhd	20,541,700	26,924,985
Genting Plantations Bhd	1,936,400	4,949,583
HAP Seng Consolidated Bhd[c]	3,807,300	8,166,125
Hartalega Holdings Bhd[c]	4,263,900	6,047,167
Hong Leong Bank Bhd[c]	4,168,800	13,655,742
Hong Leong Financial Group Bhd	1,374,200	5,381,213
IHH Healthcare Bhd[c]	16,770,300	22,686,925
IJM Corp. Bhd	19,953,140	16,223,581
IOI Corp. Bhd[c]	15,583,420	16,566,486
IOI Properties Group Bhd	14,827,756	7,344,589
Kuala Lumpur Kepong Bhd	2,889,500	16,715,893
Malayan Banking Bhd	24,287,500	53,568,692
Malaysia Airports Holdings Bhd	5,349,500	10,873,984
Maxis Bhd[c]	12,839,400	18,449,138
MISC Bhd	7,528,800	13,192,991
Petronas Chemicals Group Bhd	16,295,100	27,907,262
Petronas Dagangan Bhd	1,392,900	8,005,921
Petronas Gas Bhd	4,724,700	20,488,419
PPB Group Bhd	3,333,400	13,084,374
Public Bank Bhd	18,614,530	87,244,736
RHB Bank Bhd[c]	5,258,525	6,622,301
RHB Bank Bhd New[d]	3,214,200	7
Sapura Energy Bhd[c]	26,438,000	10,933,472
Sime Darby Bhd	15,872,473	34,563,422
Telekom Malaysia Bhd	7,563,300	11,450,978
Tenaga Nasional Bhd	23,027,750	74,140,746
UMW Holdings Bhd[a,c]	3,411,100	4,781,916
Westports Holdings Bhd	6,432,700	6,102,047
YTL Corp. Bhd	29,917,062	10,484,952
YTL Power International Bhd	16,491,243	5,895,234

		754,353,189

95

Consolidated Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EMERGING MARKETS ETF

May 31, 2017

Security	Shares	Value
MEXICO — 3.50%
Alfa SAB de CV	19,263,300	$27,731,208
America Movil SAB de CV	224,931,800	180,067,650
Arca Continental SAB de CV	2,833,436	20,193,372
Cemex SAB de CV CPO[a]	98,285,673	81,047,128
Coca-Cola Femsa SAB de CV Series L	3,383,093	27,137,400
El Puerto de Liverpool SAB de CV Series C1	1,250,470	9,475,588
Fibra Uno Administracion SA de CV	17,415,500	30,780,130
Fomento Economico Mexicano SAB de CV	12,782,500	120,081,593
Gentera SAB de CV	7,009,800	11,249,537
Gruma SAB de CV Series B	1,460,150	18,993,866
Grupo Aeroportuario del Pacifico SAB de CV Series B	2,450,200	24,431,507
Grupo Aeroportuario del Sureste SAB de CV Series B	1,429,890	28,098,021
Grupo Bimbo SAB de CV	11,151,538	25,660,739
Grupo Carso SAB de CV Series A1	3,712,241	15,577,683
Grupo Financiero Banorte SAB de CV	16,821,356	96,638,374
Grupo Financiero Inbursa SAB de CV Series Oc	15,856,100	26,201,002
Grupo Financiero Santander Mexico SAB de CV Series B	12,386,900	22,614,614
Grupo Lala SAB de CV	4,038,800	6,824,997
Grupo Mexico SAB de CV Series B	25,714,494	69,443,628
Grupo Televisa SAB	16,534,900	79,748,587
Industrias Penoles SAB de CV	942,178	20,426,335
Infraestructura Energetica Nova SAB de CV	3,518,100	16,367,806
Kimberly-Clark de Mexico SAB de CV Series A	10,364,510	20,429,942
Mexichem SAB de CV	7,214,334	18,857,776
OHL Mexico SAB de CV	5,292,000	5,863,712
Promotora y Operadora de Infraestructura SAB de CV	1,709,155	17,664,809
Wal-Mart de Mexico SAB de CV	35,215,600	80,469,448

		1,102,076,452

Security	Shares	Value
PAKISTAN — 0.13%
Engro Corp. Ltd./Pakistan	1,732,300	$6,148,273
Habib Bank Ltd.	3,676,800	9,506,335
Lucky Cement Ltd.	853,100	6,991,945
MCB Bank Ltd.	2,291,600	4,815,562
Oil & Gas Development Co. Ltd.	4,253,100	7,173,899
United Bank Ltd./Pakistan	2,983,000	6,760,727

		41,396,741
PERU — 0.36%
Cia. de Minas Buenaventura SAA ADR	1,299,756	16,168,965
Credicorp Ltd.	460,481	77,139,777
Southern Copper Corp.	584,389	20,430,239

		113,738,981
PHILIPPINES — 1.20%
Aboitiz Equity Ventures Inc.	14,242,380	21,760,583
Aboitiz Power Corp.	7,775,864	6,131,646
Alliance Global Group Inc.	18,661,780	5,803,804
Ayala Corp.	1,686,486	29,409,741
Ayala Land Inc.	51,609,900	40,852,437
Bank of the Philippine Islands	5,604,532	11,867,758
BDO Unibank Inc.	12,925,531	31,810,699
DMCI Holdings Inc.	23,572,300	6,364,876
Energy Development Corp.	59,643,800	7,309,436
Globe Telecom Inc.	232,280	9,846,525
GT Capital Holdings Inc.	528,725	12,693,649
International Container Terminal Services Inc.	3,708,370	7,450,266
JG Summit Holdings Inc.	19,046,584	30,478,361
Jollibee Foods Corp.	3,225,729	13,259,350
Megaworld Corp.	70,876,400	6,692,498
Metro Pacific Investments Corp.	88,641,500	11,165,891
Metropolitan Bank & Trust Co.	4,243,046	7,454,633
PLDT Inc.	633,968	22,008,975
Robinsons Land Corp.	9,113,200	4,540,580
Security Bank Corp.	992,800	4,344,186
SM Investments Corp.	1,762,762	27,269,246
SM Prime Holdings Inc.	57,726,025	39,083,215
Universal Robina Corp.	6,062,770	19,732,170

		377,330,525
POLAND — 1.29%
Alior Bank SAa	614,693	11,264,981
Bank Handlowy w Warszawie SA	235,646	4,400,811

96

Consolidated Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EMERGING MARKETS ETF

May 31, 2017

Security	Shares	Value
Bank Millennium SAa	4,210,018	$7,873,739
Bank Pekao SA	1,070,867	39,710,233
Bank Zachodni WBK SA	238,757	21,765,256
CCC SA	184,938	10,435,981
Cyfrowy Polsat SAa	1,361,375	9,774,668
Eurocash SA	527,183	4,374,481
Grupa Azoty SA	296,480	5,047,756
Grupa Lotos SAa	626,742	9,064,008
Jastrzebska Spolka Weglowa SAa,c	357,387	6,423,737
KGHM Polska Miedz SA	946,820	26,892,441
LPP SAc	8,791	14,813,441
mBank SAa	102,485	11,621,457
Orange Polska SA	4,423,754	5,420,553
PGE Polska Grupa Energetyczna SA	5,697,634	16,718,796
Polski Koncern Naftowy ORLEN SA	2,077,799	59,266,781
Polskie Gornictwo Naftowe i Gazownictwo SA	12,062,485	20,582,509
Powszechna Kasa Oszczednosci Bank Polski SAa	6,325,200	62,054,589
Powszechny Zaklad Ubezpieczen SA	3,947,322	47,020,593
Synthos SA	3,732,930	4,915,116
Tauron Polska Energia SAa	7,216,766	6,244,337

		405,686,264
QATAR — 0.73%
Barwa Real Estate Co.	645,134	6,006,273
Commercial Bank QSC (The)[a]	1,353,924	11,564,055
Doha Bank QSC	702,894	6,003,516
Ezdan Holding Group QSC	5,473,070	16,428,830
Industries Qatar QSC	1,032,754	29,043,724
Masraf Al Rayan QSC	2,524,774	30,717,205
Ooredoo QSC	547,673	15,687,766
Qatar Electricity & Water Co. QSC	199,369	11,492,792
Qatar Gas Transport Co. Ltd.	1,906,436	9,874,597
Qatar Insurance Co. SAQ	939,910	17,423,906
Qatar Islamic Bank SAQ	405,181	11,372,487
Qatar National Bank QPSC	1,580,386	63,802,247

		229,417,398

Security	Shares	Value
RUSSIA — 3.21%
Alrosa PJSC	17,358,100	$27,271,444
Gazprom PJSC	54,754,389	115,754,709
Gazprom PJSC ADR	8,690,278	36,181,973
Inter RAO UES PJSC	209,549,000	14,648,587
Lukoil PJSC	2,175,100	104,918,279
Lukoil PJSC ADR	709,228	33,865,637
Magnit PJSC GDR[e]	2,073,200	74,116,900
MMC Norilsk Nickel PJSC	374,633	52,503,070
Mobile TeleSystems PJSC ADR	3,391,407	29,878,296
Moscow Exchange MICEX-RTS PJSC	9,676,010	17,222,062
Novatek PJSC GDR[e]	622,723	69,994,065
Novolipetsk Steel PJSC	4,563,796	9,045,180
PhosAgro PJSC GDR[e]	715,586	10,161,321
Rosneft Oil Co. PJSC	6,700,087	35,411,162
Rosneft Oil Co. PJSC GDR	1,092,568	5,714,131
Rostelecom PJSC	6,612,050	8,293,820
RusHydro PJSC	736,512,100	10,120,756
Sberbank of Russia PJSC	61,067,081	167,173,992
Sberbank of Russia PJSC ADR	2,755,903	30,728,319
Severstal PJSC	1,321,203	17,205,607
Sistema PJSC FC GDR[e]	1,155,714	5,200,713
Surgutneftegas OJSC	37,026,760	19,699,769
Surgutneftegas OJSC ADR	1,236,536	6,429,987
Tatneft PJSC Class S	9,738,840	67,273,273
VTB Bank PJSC	29,830,502,000	34,643,060
VTB Bank PJSC GDR[e]	2,603,881	5,845,713

		1,009,301,825
SOUTH AFRICA — 6.75%
Anglo American Platinum Ltd.[a]	359,769	7,609,682
AngloGold Ashanti Ltd.	2,764,836	31,136,839
Aspen Pharmacare Holdings Ltd.	2,549,378	57,420,818
Barclays Africa Group Ltd.	2,895,414	30,521,380
Bid Corp. Ltd.	2,277,916	51,766,068
Bidvest Group Ltd. (The)	2,202,460	28,538,236
Brait SEa	2,338,061	14,422,439
Capitec Bank Holdings Ltd.[c]	282,477	16,683,093
Coronation Fund Managers Ltd.	1,538,000	8,226,383

97

Consolidated Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EMERGING MARKETS ETF

May 31, 2017

Security	Shares	Value
Discovery Ltd.	2,433,143	$23,640,859
Exxaro Resources Ltd.	1,283,862	9,939,859
FirstRand Ltd.	23,017,609	86,074,381
Fortress Income Fund Ltd.	5,352,322	14,202,502
Fortress Income Fund Ltd. Class A	6,122,421	7,879,229
Foschini Group Ltd. (The)	1,425,068	14,968,010
Gold Fields Ltd.	5,566,155	19,586,281
Growthpoint Properties Ltd.	14,384,894	27,370,707
Hyprop Investments Ltd.	1,652,849	14,882,378
Impala Platinum Holdings Ltd.[a,c]	4,206,094	11,728,738
Imperial Holdings Ltd.	1,068,929	13,456,609
Investec Ltd.	1,719,897	13,453,967
Liberty Holdings Ltd.	812,874	7,049,788
Life Healthcare Group Holdings Ltd.	8,757,215	18,548,793
Massmart Holdings Ltd.	733,306	6,460,934
MMI Holdings Ltd./South Africa	7,047,231	11,714,878
Mondi Ltd.	803,645	21,043,935
Mr. Price Group Ltd.	1,661,973	18,905,750
MTN Group Ltd.	11,446,478	101,997,245
Naspers Ltd. Class N	2,957,583	609,080,981
Nedbank Group Ltd.	1,502,036	25,072,568
Netcare Ltd.	6,526,395	13,343,567
New Europe Property Investments PLC	1,613,970	18,726,887
Pick n Pay Stores Ltd.	2,436,382	11,117,422
Pioneer Foods Group Ltd.	860,600	9,267,623
PSG Group Ltd.	630,816	11,460,292
Rand Merchant Investment Holdings Ltd.	4,473,316	13,684,980
Redefine Properties Ltd.	33,153,659	26,525,441
Remgro Ltd.	3,610,219	59,603,350
Resilient REIT Ltd.	1,988,838	18,139,922
RMB Holdings Ltd.	4,833,446	22,546,612
Sanlam Ltd.	9,598,896	49,959,028
Sappi Ltd.	3,721,753	27,267,689
Sasol Ltd.	3,751,151	111,542,425
Shoprite Holdings Ltd.	2,953,006	46,804,683
Sibanye Gold Ltd.[c]	4,991,197	5,988,112
SPAR Group Ltd. (The)	1,283,564	16,637,540
Standard Bank Group Ltd.	8,775,583	97,523,855
Steinhoff International Holdings NV Class H	20,094,001	106,670,211

Security	Shares	Value
Telkom SA SOC Ltd.	1,806,037	$10,101,070
Tiger Brands Ltd.	1,120,230	32,622,491
Truworths International Ltd.	3,030,729	17,203,531
Vodacom Group Ltd.	3,328,476	41,714,964
Woolworths Holdings Ltd./South Africa	6,752,668	34,515,486

		2,126,350,511
SOUTH KOREA — 14.71%
AmorePacific Corp.	216,021	66,180,067
AmorePacific Group	190,918	25,663,772
BGF retail Co. Ltd.	142,355	17,737,158
BNK Financial Group Inc.	1,778,251	15,882,914
Celltrion Inc.[a,c]	542,567	46,328,515
Cheil Worldwide Inc.	478,804	8,211,001
CJ CheilJedang Corp.	53,569	18,253,460
CJ Corp.	98,885	18,680,044
CJ E&M Corp.	129,254	9,074,102
CJ Korea Express Corp.[a,c]	47,814	8,220,967
Coway Co. Ltd.	363,241	32,606,038
Daelim Industrial Co. Ltd.	190,637	15,733,172
Daewoo Engineering & Construction Co. Ltd.[a,c]	866,090	5,840,460
DGB Financial Group Inc.	1,150,026	11,812,522
Dongbu Insurance Co. Ltd.	338,978	20,497,330
Dongsuh Cos. Inc.[c]	244,683	7,080,859
Doosan Bobcat Inc.	148,326	4,941,550
Doosan Heavy Industries & Construction Co. Ltd.	329,726	6,714,677
E-MART Inc.	134,109	29,107,259
GS Engineering & Construction Corp.[a,c]	337,608	9,257,383
GS Holdings Corp.	349,586	22,762,433
GS Retail Co. Ltd.	185,844	9,312,119
Hana Financial Group Inc.	2,002,928	73,437,115
Hankook Tire Co. Ltd.	507,484	27,604,301
Hanmi Pharm Co. Ltd.[a,c]	39,871	13,603,717
Hanmi Science Co. Ltd.[a,c]	85,279	5,636,518
Hanon Systems	1,260,325	11,650,914
Hanssem Co. Ltd.[c]	72,196	14,186,424
Hanwha Chemical Corp.	720,620	19,180,490
Hanwha Corp.	307,640	13,148,065
Hanwha Life Insurance Co. Ltd.	1,517,678	9,543,099
Hanwha Techwin Co. Ltd.[a]	252,024	11,243,836
Hotel Shilla Co. Ltd.[c]	216,320	11,747,281

98

Consolidated Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EMERGING MARKETS ETF

May 31, 2017

Security	Shares	Value
Hyosung Corp.	143,089	$21,471,018
Hyundai Department Store Co. Ltd.	101,461	10,512,215
Hyundai Development Co. Engineering & Construction	383,749	17,617,630
Hyundai Engineering & Construction Co. Ltd.	501,753	21,825,090
Hyundai Glovis Co. Ltd.	127,233	18,125,816
Hyundai Heavy Industries Co. Ltd.[a]	211,228	32,638,839
Hyundai Marine & Fire Insurance Co. Ltd.	417,450	14,075,328
Hyundai Mobis Co. Ltd.	460,655	112,941,941
Hyundai Motor Co.	1,041,013	151,558,699
Hyundai Robotics Co. Ltd.[a,c]	44,698	16,288,660
Hyundai Steel Co.	539,990	28,552,526
Hyundai Wia Corp.[c]	109,077	6,722,323
Industrial Bank of Korea	1,718,741	19,803,286
Kakao Corp.[c]	211,138	18,632,042
Kangwon Land Inc.	795,158	25,745,335
KB Financial Group Inc.	2,680,307	128,317,663
KCC Corp.	39,228	14,277,787
KEPCO Plant Service & Engineering Co. Ltd.	154,155	7,297,441
Kia Motors Corp.	1,779,584	62,069,271
Korea Aerospace Industries Ltd. Class A	457,472	25,987,155
Korea Electric Power Corp.	1,728,654	65,928,480
Korea Gas Corp.[a]	195,584	8,874,301
Korea Investment Holdings Co. Ltd.	267,271	14,609,669
Korea Zinc Co. Ltd.	56,843	22,237,615
Korean Air Lines Co. Ltd.[a]	311,790	9,886,160
KT Corp.	170,925	4,969,283
KT&G Corp.	789,538	78,276,811
Kumho Petrochemical Co. Ltd.[c]	124,319	8,683,231
LG Chem Ltd.	309,176	83,396,885
LG Corp.	644,185	46,605,024
LG Display Co. Ltd.	1,570,540	45,730,264
LG Electronics Inc.	718,812	52,967,122
LG Household & Health Care Ltd.[c]	63,744	55,966,731
LG Innotek Co. Ltd.	96,367	11,533,742
LG Uplus Corp.	811,745	11,745,506

Security	Shares	Value
Lotte Chemical Corp.	104,262	$33,571,321
Lotte Chilsung Beverage Co. Ltd.[c]	4,241	6,841,056
Lotte Confectionery Co. Ltd.[c]	38,692	7,602,930
Lotte Shopping Co. Ltd.[c]	78,027	19,966,716
Medy-Tox Inc.	24,844	11,583,215
Mirae Asset Daewoo Co. Ltd.	2,562,388	21,742,306
NAVER Corp.	189,316	142,883,190
NCsoft Corp.[c]	118,996	40,228,641
Netmarble Games Corp.[a,b]	100,000	13,576,277
NH Investment & Securities Co. Ltd.	948,621	11,989,092
OCI Co. Ltd.[c]	113,220	9,000,161
Orion Corp./Republic of Korea	24,383	17,379,094
Ottogi Corp.	8,280	6,293,569
Pan Ocean Co. Ltd.[a]	1,146,814	5,633,688
POSCO	503,004	126,694,470
Posco Daewoo Corp.	277,684	5,989,700
S-1 Corp.	125,816	11,743,276
S-Oil Corp.	306,169	28,303,404
Samsung Biologics Co. Ltd.[a,c]	111,967	22,001,376
Samsung C&T Corp.	510,984	62,754,823
Samsung Card Co. Ltd.	225,768	8,469,325
Samsung Electro-Mechanics Co. Ltd.	378,720	27,906,752
Samsung Electronics Co. Ltd.	663,809	1,325,127,827
Samsung Fire & Marine Insurance Co. Ltd.	211,301	55,203,236
Samsung Heavy Industries Co. Ltd.[a,c]	1,715,381	18,845,290
Samsung Life Insurance Co. Ltd.	474,222	51,674,780
Samsung SDI Co. Ltd.	372,275	55,029,933
Samsung SDS Co. Ltd.	234,343	34,117,461
Samsung Securities Co. Ltd.	432,415	15,506,844
Shinhan Financial Group Co. Ltd.	2,885,357	127,439,178
Shinsegae Inc.	50,778	11,043,625
SK Holdings Co. Ltd.	218,825	53,455,375
SK Hynix Inc.	3,928,785	200,018,529
SK Innovation Co. Ltd.	438,642	66,211,592
SK Networks Co. Ltd.	876,490	5,793,164
SK Telecom Co. Ltd.	136,576	30,923,558
Woori Bank	2,084,025	28,479,441
Yuhan Corp.	56,217	12,552,921

		4,630,327,587

99

Consolidated Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EMERGING MARKETS ETF

May 31, 2017

Security	Shares	Value
TAIWAN — 12.13%
Acer Inc.[c]	20,052,121	$10,999,701
Advanced Semiconductor Engineering Inc.[c]	44,275,220	56,670,633
Advantech Co. Ltd.[c]	2,169,370	17,597,868
Asia Cement Corp.[c]	15,831,077	14,657,917
Asia Pacific Telecom Co. Ltd.[a]	13,775,000	4,716,995
Asustek Computer Inc.[c]	4,792,968	45,413,607
AU Optronics Corp.[c]	58,705,000	22,932,403
Catcher Technology Co. Ltd.[c]	4,420,210	46,731,167
Cathay Financial Holding Co. Ltd.	55,412,644	86,769,358
Chailease Holding Co. Ltd.[c]	6,955,932	18,777,941
Chang Hwa Commercial Bank Ltd.	33,835,515	19,741,790
Cheng Shin Rubber Industry Co. Ltd.[c]	13,199,128	26,636,094
Chicony Electronics Co. Ltd.	3,608,933	9,370,580
China Airlines Ltd.	17,327,347	5,305,524
China Development Financial Holding Corp.	92,409,848	25,253,797
China Life Insurance Co. Ltd./Taiwan	23,741,822	23,284,808
China Steel Corp.	81,281,313	66,880,963
Chunghwa Telecom Co. Ltd.	25,782,410	92,144,322
Compal Electronics Inc.	28,668,908	19,157,720
CTBC Financial Holding Co. Ltd.	119,512,772	76,088,619
Delta Electronics Inc.[c]	13,179,000	72,732,272
E.Sun Financial Holding Co. Ltd.[c]	57,297,129	35,430,919
Eclat Textile Co. Ltd.[c]	1,189,360	12,119,380
EVA Airways Corp.	13,661,878	6,676,738
Evergreen Marine Corp. Taiwan Ltd.[a]	11,588,808	5,817,713
Far Eastern New Century Corp.	21,632,038	17,547,848
Far EasTone Telecommunications Co. Ltd.	10,840,000	27,569,401
Feng TAY Enterprise Co. Ltd.[c]	2,241,529	8,719,003
First Financial Holding Co. Ltd.	64,523,588	41,293,895
Formosa Chemicals & Fibre Corp.	20,480,090	62,164,042
Formosa Petrochemical Corp.	8,139,000	29,223,445
Formosa Plastics Corp.	28,090,280	83,769,345

Security	Shares	Value
Formosa Taffeta Co. Ltd.	5,169,000	$5,404,603
Foxconn Technology Co. Ltd.	6,300,637	17,846,812
Fubon Financial Holding Co. Ltd.[c]	45,446,969	69,275,692
Giant Manufacturing Co. Ltd.[c]	1,922,203	11,279,259
Globalwafers Co. Ltd.	911,000	7,374,863
Highwealth Construction Corp.[c]	5,559,170	9,176,262
Hiwin Technologies Corp.[c]	1,380,972	9,274,123
Hon Hai Precision Industry Co. Ltd.	105,478,592	361,192,027
Hotai Motor Co. Ltd.[c]	1,701,000	22,309,402
HTC Corp.[a,c]	4,440,708	10,733,052
Hua Nan Financial Holdings Co. Ltd.	50,063,958	28,711,170
Innolux Corp.[c]	60,813,002	27,496,154
Inventec Corp.	17,213,281	12,790,213
Largan Precision Co. Ltd.[c]	679,000	107,225,972
Lite-On Technology Corp.	14,552,246	24,431,943
MediaTek Inc.[c]	10,116,338	77,354,890
Mega Financial Holding Co. Ltd.	74,140,162	59,772,563
Merida Industry Co. Ltd.[c]	1,417,500	7,657,959
Micro-Star International Co. Ltd.[c]	4,586,000	10,672,562
Nan Ya Plastics Corp.	32,303,160	76,894,387
Nanya Technology Corp.[c]	4,669,000	7,900,931
Nien Made Enterprise Co. Ltd.	997,000	10,358,140
Novatek Microelectronics Corp.	3,890,000	15,454,470
OBI Pharma Inc.[a,c]	750,000	6,395,658
Pegatron Corp.	13,073,414	40,334,214
Phison Electronics Corp.	994,535	10,778,896
Pou Chen Corp.	14,934,220	20,604,745
Powertech Technology Inc.	4,598,300	14,125,567
President Chain Store Corp.	3,907,000	34,940,756
Quanta Computer Inc.[c]	18,353,000	41,979,002
Realtek Semiconductor Corp.	3,122,637	10,433,359
Ruentex Development Co. Ltd.[a,c]	5,576,025	6,460,470
Ruentex Industries Ltd.[c]	3,755,598	5,618,601
Shin Kong Financial Holding Co. Ltd.[a]	56,188,865	14,477,333
Siliconware Precision Industries Co. Ltd.	14,265,509	24,092,818
SinoPac Financial Holdings Co. Ltd.	69,571,021	21,533,502

100

Consolidated Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EMERGING MARKETS ETF

May 31, 2017

Security	Shares	Value
Standard Foods Corp.[c]	2,752,438	$7,402,913
Synnex Technology International Corp.	9,517,834	10,916,762
TaiMed Biologics Inc.[a,c]	1,126,000	7,112,604
Taishin Financial Holding Co. Ltd.[c]	58,684,144	26,240,957
Taiwan Business Bank	27,530,556	7,706,615
Taiwan Cement Corp.[c]	22,648,296	25,901,838
Taiwan Cooperative Financial Holding Co. Ltd.	52,869,219	27,331,905
Taiwan Fertilizer Co. Ltd.	4,826,000	6,433,811
Taiwan High Speed Rail Corp.	4,382,000	3,700,349
Taiwan Mobile Co. Ltd.	10,938,600	40,730,184
Taiwan Semiconductor Manufacturing Co. Ltd.	166,136,000	1,121,234,350
Teco Electric and Machinery Co. Ltd.	12,900,000	12,458,692
Transcend Information Inc.[c]	1,299,000	4,448,186
Uni-President Enterprises Corp.[c]	32,751,839	65,440,524
United Microelectronics Corp.[c]	81,592,000	33,771,748
Vanguard International Semiconductor Corp.[c]	6,179,000	11,647,638
Wistron Corp.[c]	17,163,146	15,862,743
WPG Holdings Ltd.	10,123,532	13,529,904
Yuanta Financial Holding Co. Ltd.	66,269,635	28,751,579
Yulon Motor Co. Ltd.	5,592,000	5,000,991
Zhen Ding Technology Holding Ltd.[c]	2,708,075	6,662,374

		3,816,844,845
THAILAND — 2.15%
Advanced Info Service PCL NVDR	7,025,900	35,686,456
Airports of Thailand PCL NVDR	29,062,300	36,263,880
Bangkok Bank PCL Foreign	1,696,200	9,262,866
Bangkok Dusit Medical Services PCL NVDR	26,417,200	14,426,304
Bangkok Expressway & Metro PCL	48,041,500	10,226,097
Banpu PCL NVDR[c]	13,195,600	6,896,115
BEC World PCL NVDR[c]	7,021,700	4,556,065
Berli Jucker PCL NVDR	7,979,400	10,718,072
BTS Group Holdings PCL NVDR	37,507,100	9,415,317

Security	Shares	Value
Bumrungrad Hospital PCL NVDR	2,464,400	$12,553,535
Central Pattana PCL NVDR[c]	9,406,400	18,227,316
Charoen Pokphand Foods PCL NVDR	18,557,700	13,566,845
CP ALL PCL NVDR	33,505,100	61,481,760
Delta Electronics Thailand PCL NVDR	3,406,000	9,000,000
Electricity Generating PCL NVDR[c]	819,700	5,150,200
Energy Absolute PCL NVDR[c]	7,406,500	6,469,271
Glow Energy PCL NVDR	3,659,900	8,650,087
Home Product Center PCL NVDR	27,062,014	7,865,941
Indorama Ventures PCL NVDR	9,941,380	10,726,533
IRPC PCL NVDR	69,524,900	10,410,364
Kasikornbank PCL Foreign	7,995,500	43,897,783
Kasikornbank PCL NVDR	3,794,500	20,888,689
KCE Electronics PCL NVDR	1,845,300	5,851,215
Krung Thai Bank PCL NVDR	24,027,800	13,474,192
Minor International PCL NVDR[c]	14,728,920	16,216,515
PTT Exploration & Production PCL NVDR	9,480,339	25,050,808
PTT Global Chemical PCL NVDR	14,119,530	29,432,960
PTT PCL NVDR	6,976,900	80,502,692
Robinson PCL NVDR	3,384,900	5,913,140
Siam Cement PCL (The) Foreign	2,126,600	32,841,797
Siam Cement PCL (The) NVDR	635,200	9,809,607
Siam Commercial Bank PCL (The) NVDR	11,931,000	53,594,921
Thai Oil PCL NVDR	5,703,400	12,893,770
Thai Union Group PCL NVDR	12,915,300	7,963,045
TMB Bank PCL NVDR	90,625,800	5,747,262
True Corp. PCL NVDR[c]	66,920,001	12,181,562

		677,812,982
TURKEY — 1.14%
Akbank TAS	14,812,009	39,914,731
Anadolu Efes Biracilik ve Malt Sanayii AS	1,398,408	8,193,133
Arcelik AS	1,624,128	11,214,819
Aselsan Elektronik Sanayi ve TAS	1,181,899	7,332,352
BIM Birlesik Magazalar AS	1,450,786	25,742,067
Coca-Cola Icecek AS	508,663	5,321,796
Emlak Konut Gayrimenkul Yatirim Ortakligi ASa	12,889,474	11,116,329

101

Consolidated Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EMERGING MARKETS ETF

May 31, 2017

Security	Shares	Value
Enka Insaat ve Sanayi AS	1	$1
Eregli Demir ve Celik Fabrikalari TAS	9,518,804	17,199,252
Ford Otomotiv Sanayi AS	483,514	5,528,999
Haci Omer Sabanci Holding AS	6,323,892	19,133,506
KOC Holding ASc	5,126,096	23,249,704
Petkim Petrokimya Holding AS	4,602,853	7,197,449
TAV Havalimanlari Holding AS	1,127,164	5,510,721
Tofas Turk Otomobil Fabrikasi AS	856,157	7,093,284
Tupras Turkiye Petrol Rafinerileri AS	850,378	22,843,464
Turk Hava Yollari AOa,c	3,616,487	7,403,751
Turk Telekomunikasyon ASa	3,082,723	5,622,385
Turkcell Iletisim Hizmetleri ASa	5,964,610	20,508,881
Turkiye Garanti Bankasi AS	15,422,037	41,863,864
Turkiye Halk Bankasi AS	4,214,736	15,135,628
Turkiye Is Bankasi Class C	10,754,645	21,317,704
Turkiye Sise ve Cam Fabrikalari AS	5,033,854	6,704,214
Turkiye Vakiflar Bankasi Tao Class D	5,156,650	9,346,565
Ulker Biskuvi Sanayi AS	1,045,085	6,099,407
Yapi ve Kredi Bankasi ASa,c	5,694,167	7,084,500

		357,678,506
UNITED ARAB EMIRATES — 0.73%
Abu Dhabi Commercial Bank PJSC	13,964,946	27,754,998
Aldar Properties PJSC	21,901,084	13,177,619
DAMAC Properties Dubai Co. PJSC	6,202,296	5,048,970
DP World Ltd.	1,150,867	26,469,941
Dubai Islamic Bank PJSC	8,707,764	13,774,056
DXB Entertainments PJSC[a]	21,032,390	4,380,555
Emaar Malls PJSC	13,372,734	9,102,051
Emaar Properties PJSC	24,073,767	46,600,731
Emirates Telecommunications Group Co. PJSC	11,957,885	55,996,630
First Abu Dhabi Bank PJSC	9,749,102	28,002,457

		230,308,008

TOTAL COMMON STOCKS
(Cost: $26,650,746,067)		30,128,141,647

Security	Shares	Value
PREFERRED STOCKS — 3.90%

BRAZIL — 2.71%
Banco Bradesco SA, Preference Shares	20,570,134	$174,568,300
Braskem SA Class A, Preference Shares	1,092,800	11,164,569
Centrais Eletricas Brasileiras SA Class B, Preference Shares	1,666,437	8,869,712
Cia. Brasileira de Distribuicao, Preference Shares	1,068,286	22,724,303
Cia. Energetica de Minas Gerais, Preference Shares	5,092,502	11,997,877
Cia. Paranaense de Energia Class B, Preference Shares	705,375	6,057,942
Gerdau SA, Preference Shares	6,230,985	18,330,948
Itau Unibanco Holding SA, Preference Shares	21,802,153	239,011,514
Itausa-Investimentos Itau SA, Preference Shares	26,794,085	73,950,617
Lojas Americanas SA, Preference Shares	4,885,024	21,993,755
Petroleo Brasileiro SA, Preference Shares	26,350,827	105,312,297
Suzano Papel e Celulose SA Class A, Preference Shares	2,754,400	13,038,128
Telefonica Brasil SA, Preference Shares	3,032,467	43,764,480
Vale SA, Preference Shares	13,005,041	103,429,138

		854,213,580
CHILE — 0.10%
Embotelladora Andina SA Class B, Preference Shares	1,778,896	7,296,677
Sociedad Quimica y Minera de Chile SA Series B, Preference Shares	659,706	23,837,480

		31,134,157
COLOMBIA — 0.17%
Bancolombia SA, Preference Shares	3,186,165	35,166,313
Grupo Aval Acciones y Valores SA, Preference Shares	22,132,442	9,200,254
Grupo de Inversiones Suramericana SA, Preference Shares	616,008	7,970,804

		52,337,371

102

Consolidated Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EMERGING MARKETS ETF

May 31, 2017

Security	Shares	Value
INDIA — 0.00%
Vedanta Ltd., Preference Shares[d]	120,703,240	$1,433,491

		1,433,491
RUSSIA — 0.11%
Surgutneftegas OJSC, Preference Shares	47,549,700	23,602,075
Transneft PJSC, Preference Shares	4,048	11,196,406

		34,798,481
SOUTH KOREA — 0.81%
AmorePacific Corp., Preference Shares	61,778	11,753,049
Hyundai Motor Co., Preference Shares	157,072	14,871,054
Hyundai Motor Co. Series 2, Preference Shares	257,964	26,151,227
LG Chem Ltd., Preference Shares	52,537	9,549,196
LG Household & Health Care Ltd., Preference Shares	13,520	7,438,657
Samsung Electronics Co. Ltd., Preference Shares	117,562	183,651,248

		253,414,431

TOTAL PREFERRED STOCKS
(Cost: $1,005,823,563)		1,227,331,511

RIGHTS — 0.01%

SOUTH AFRICA — 0.01%
Sibanye Gold Ltd. (Expires 06/09/17)[a,c]	6,450,656	2,201,380

		2,201,380

TOTAL RIGHTS
(Cost: $7,299,726)		2,201,380

SHORT-TERM INVESTMENTS — 5.04%

MONEY MARKET FUNDS — 5.04%
BlackRock Cash Funds: Institutional, SL Agency Shares
1.16%[f,g,h]	1,554,282,938	1,555,060,080

Security	Shares	Value
BlackRock Cash Funds: Treasury, SL Agency Shares
0.73%[f,g]	30,823,824	$30,823,824

		1,585,883,904

TOTAL SHORT-TERM INVESTMENTS
(Cost: $1,585,224,927)		1,585,883,904

TOTAL INVESTMENTS IN SECURITIES — 104.67%
(Cost: $29,249,094,283)[i]		32,943,558,442
Other Assets, Less Liabilities — (4.67)%		(1,471,083,510)

NET ASSETS — 100.00%		$31,472,474,932

ADR — American Depositary Receipts

CPO — Certificates of Participation (Ordinary)

GDR — Global Depositary Receipts

NVDR — Non-Voting Depositary Receipts

[a]	Non-income earning security.
[b]	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
[c]	All or a portion of this security represents a security on loan.
[d]	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
[e]	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
[f]	Affiliated money market fund.
[g]	The rate quoted is the annualized seven-day yield of the fund at period end.
[h]	All or a portion of this security represents an investment of securities lending collateral.
[i]	The cost of investments for federal income tax purposes was $30,693,711,348. Net unrealized appreciation was $2,249,847,094, of which $6,945,533,989 represented gross unrealized appreciation on securities and $4,695,686,895 represented gross unrealized depreciation on securities.

103

Consolidated Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EMERGING MARKETS ETF

May 31, 2017

Schedule 1 — Futures Contracts

Futures contracts outstanding as of May 31, 2017 were as follows:

Issue	Number of long (short) contracts	Expiration date	Exchange	Initial notional value	Current notional value	Unrealized appreciation (depreciation)
MSCI Emerging Markets E-Mini Index	1,821	Jun. 2017	ICE Futures U.S.	$85,503,940	$91,395,990	$5,892,050

Schedule 2 — Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of May 31, 2017. The breakdown of the Fund’s investments into major categories is disclosed in the schedule of investments above.

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common stocks	$30,057,709,492	$70,432,113	$42	$30,128,141,647
Preferred stocks	1,225,898,020	—	1,433,491	1,227,331,511
Rights	2,201,380	—	—	2,201,380
Money market funds	1,585,883,904	—	—	1,585,883,904

Total	$32,871,692,796	$70,432,113	$1,433,533	$32,943,558,442

Derivative financial instruments[a]:
Assets:
Futures contracts	$5,892,050	$—	$—	$5,892,050

Total	$5,892,050	$—	$—	$5,892,050

[a]	Shown at the unrealized appreciation (depreciation) on the contracts.

104

Consolidated Schedule of Investments (Unaudited)

iSHARES® MSCI EMERGING MARKETS SMALL-CAP ETF

May 31, 2017

Security	Shares	Value
COMMON STOCKS — 98.29%

BRAZIL — 3.32%
AES Tiete Energia SA	27,700	$117,965
Aliansce Shopping Centers SA	41,000	173,847
Alupar Investimento SA Units	59,108	324,449
Arezzo Industria e Comercio SA	19,400	191,978
B2W Cia. Digital[a]	68,323	266,103
BR Properties SA	25,641	69,108
Cia. de Saneamento de Minas Gerais-COPASA	23,700	255,067
Cia. Hering	54,200	362,693
Cosan Logistica SAa	25,500	50,877
CVC Brasil Operadora e Agencia de Viagens SA	24,300	224,806
Cyrela Brazil Realty SA Empreendimentos e Participacoes	88,000	290,095
EcoRodovias Infraestrutura e Logistica SA	84,800	240,582
Estacio Participacoes SA	93,300	500,335
Even Construtora e Incorporadora SA	83,500	96,560
EZ TEC Empreendimentos e Participacoes SA	24,944	136,843
Fleury SA	25,100	439,412
GAEC Educacao SA	9,500	47,752
Iguatemi Empresa de Shopping Centers SA	24,900	244,178
Iochpe Maxion SA	30,705	139,663
Light SA	30,900	202,868
Linx SA	54,400	312,027
Magazine Luiza SA	1,800	139,324
Mahle-Metal Leve SA	17,500	102,373
Marfrig Global Foods SAa	86,100	167,272
Minerva SA	56,200	189,251
MRV Engenharia e Participacoes SA	102,400	408,931
Multiplus SA	18,900	232,899
Santos Brasil Participacoes SAa	150,600	90,561
Sao Martinho SA	66,600	369,680
Ser Educacional SAb	7,400	54,904
SLC Agricola SA	28,200	175,402
Smiles SA	21,900	425,466
TOTVS SA	38,400	357,380
Valid Solucoes e Servicos de Seguranca em Meios de Pagamento e Identificacao SA	29,040	147,940
Via Varejo SA	46,300	145,776
Wiz Solucoes e Corretagem de Seguros SA	13,700	97,169

		7,791,536

Security	Shares	Value
CHILE — 1.12%
CAP SA	26,445	$257,031
Cia. Sud Americana de Vapores SAa	4,485,245	179,808
Engie Energia Chile SA	162,014	293,623
Forus SA	14,183	49,090
Inversiones Aguas Metropolitanas SA	151,158	239,621
Inversiones La Construccion SA	12,944	175,677
Parque Arauco SA	219,423	560,558
Ripley Corp. SA	281,203	213,104
SalfaCorp SA	190,257	222,250
SONDA SA	125,999	208,744
Vina Concha y Toro SA	145,604	228,106

		2,627,612
CHINA — 20.47%
21Vianet Group Inc. ADR[a,c]	26,380	141,133
361 Degrees International Ltd.	306,000	94,245
500.com Ltd. ADR[a]	9,209	85,091
51job Inc. ADR[a,c]	8,627	376,051
Agile Group Holdings Ltd.	546,000	518,502
AGTech Holdings Ltd.[a,c]	932,000	167,444
Ajisen China Holdings Ltd.	411,000	170,361
Anhui Expressway Co. Ltd. Class H	152,000	117,817
Anton Oilfield Services Group/Hong Kong[a,c]	1,070,000	107,104
Anxin-China Holdings Ltd.[a,d]	1,084,000	29,213
APT Satellite Holdings Ltd.	222,000	118,230
Asia Cement China Holdings Corp.	391,500	115,052
AVIC International Holding HK Ltd.[a]	2,924,000	157,599
Baozun Inc. ADR[a,c]	8,351	171,613
Beijing Capital Land Ltd. Class H	434,000	209,413
Beijing Enterprises Medical & Health Group Ltd.[a]	2,172,000	135,185
Beijing Tong Ren Tang Chinese Medicine Co. Ltd.	142,000	206,282
BEP International Holdings Ltd.[c]	4,700,000	232,212
Best Pacific International Holdings Ltd.	146,000	131,153
Biostime International Holdings Ltd.[a,c]	70,000	189,992
Bitauto Holdings Ltd. ADR[a,c]	7,217	190,096
Boshiwa International Holding Ltd.[a,c,d]	32,000	287
Bosideng International Holdings Ltd.[c]	1,440,000	107,181

105

Consolidated Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EMERGING MARKETS SMALL-CAP ETF

May 31, 2017

Security	Shares	Value
Boyaa Interactive International Ltd.[a]	89,000	$42,487
BYD Electronic International Co. Ltd.[c]	236,500	452,213
C C Land Holdings Ltd.[a]	921,000	232,837
C.banner International Holdings Ltd.[a]	490,000	185,500
Capital Environment Holdings Ltd.[a,c]	3,872,000	107,328
Carnival Group International Holdings Ltd.[a,c]	2,342,000	237,432
CGN Meiya Power Holdings Co. Ltd.[a,b]	842,000	123,181
Changyou.com Ltd. ADR[a]	3,913	152,450
Chaowei Power Holdings Ltd.	306,000	167,285
Cheetah Mobile Inc. ADR[a,c]	8,421	101,136
Chiho-Tiande Group Ltd.[a,c]	134,000	63,454
China Aerospace International Holdings Ltd.	1,544,000	204,085
China Agri-Industries Holdings Ltd.[a]	779,000	334,895
China Aircraft Leasing Group Holdings Ltd.	41,000	49,037
China All Access Holdings Ltd.[c]	570,000	158,731
China Animal Healthcare Ltd.[a,c,d]	126,000	4,851
China Animation Characters Co. Ltd.[c]	219,000	90,776
China Beidahuang Industry Group Holdings Ltd.[a]	2,228,000	112,937
China BlueChemical Ltd. Class H	638,000	162,111
China Chengtong Development Group Ltd.[a,c]	1,694,000	84,782
China Datang Corp. Renewable Power Co. Ltd. Class Ha	1,235,000	123,620
China Dongxiang Group Co. Ltd.	1,371,000	244,556
China Electronics Corp. Holdings Co. Ltd.[c]	552,000	99,173
China Electronics Optics Valley Union Holding Co Ltd.[c]	1,296,000	118,083
China Fangda Group Co. Ltd. Class B	379,300	229,747
China First Capital Group Ltd.[a]	1,024,000	379,773
China Foods Ltd.	400,000	155,535
China Greenland Broad Greenstate Group Co Ltd.	220,000	49,407
China Harmony New Energy Auto Holding Ltd.[a,c]	278,500	117,941

Security	Shares	Value
China High Speed Transmission Equipment Group Co. Ltd.	61,000	$62,390
China Huiyuan Juice Group Ltd.[a,c]	284,500	97,846
China Innovationpay Group Ltd.[a,c]	2,288,000	135,064
China Lesso Group Holdings Ltd.	409,000	312,821
China Lilang Ltd.	217,000	135,339
China Logistics Property Holdings Co. Ltd.[a,c]	505,000	178,217
China LotSynergy Holdings Ltd.[a,c]	4,240,000	94,132
China Lumena New Materials Corp.[a,c,d]	210,000	2,156
China Maple Leaf Educational Systems Ltd.	224,000	193,459
China Merchants Land Ltd.	670,000	138,429
China Metal Recycling Holdings Ltd.[a,d]	12,000	—
China Metal Resources Utilization Ltd.[b]	168,000	64,894
China Minsheng Financial Holding Corp. Ltd.[a]	1,640,000	115,753
China Modern Dairy Holdings Ltd.[a]	248,000	48,693
China NT Pharma Group Co.Ltd.	598,500	138,249
China Ocean Industry Group Ltd.[a,c]	6,365,000	156,829
China Oil & Gas Group Ltd.	2,630,000	189,003
China Overseas Grand Oceans Group Ltd.[c]	368,000	191,262
China Overseas Property Holdings Ltd.[c]	590,000	103,729
China Power New Energy Development Co. Ltd. New[c]	156,000	98,095
China Regenerative Medicine International Ltd.[a,c]	4,870,000	171,865
China Resources Phoenix Healthcare Holdings Co. Ltd.[a,c]	185,000	251,654
China SCE Property Holdings Ltd.	587,000	222,221
China Shengmu Organic Milk Ltd.[a,b,c]	859,000	190,706
China Shineway Pharmaceutical Group Ltd.	224,000	257,275
China Silver Group Ltd.	228,000	43,011
China Singyes Solar Technologies Holdings Ltd.	310,000	136,453
China Suntien Green Energy Corp. Ltd. Class H	773,000	148,798

106

Consolidated Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EMERGING MARKETS SMALL-CAP ETF

May 31, 2017

Security	Shares	Value
China Traditional Chinese Medicine Holdings Co. Ltd.	700,000	$372,797
China Travel International Investment Hong Kong Ltd.[c]	868,000	248,399
China Water Affairs Group Ltd.[c]	388,000	253,938
China Water Industry Group Ltd.[a,c]	884,000	183,778
China Yurun Food Group Ltd.[a]	824,000	113,145
China ZhengTong Auto Services Holdings Ltd.	316,500	182,367
Chinasoft International Ltd.[c]	670,000	361,119
Chongqing Machinery & Electric Co. Ltd. Class H	1,714,000	224,356
CIFI Holdings Group Co. Ltd.	1,010,000	395,319
CIMC Enric Holdings Ltd.[a,c]	288,000	195,882
CITIC Resources Holdings Ltd.[a,c]	1,044,000	133,976
Citychamp Watch & Jewellery Group Ltd.[c]	752,000	163,091
COFCO Meat Holdings Ltd.	455,000	89,920
Cogobuy Group[a,b,c]	232,000	178,039
Colour Life Services Group Co. Ltd.	206,000	122,134
Comba Telecom Systems Holdings Ltd.	1,016,894	138,327
Concord New Energy Group Ltd.	3,730,000	165,141
Coolpad Group Ltd.[a,c]	1,144,000	105,702
COSCO SHIPPING International Hong Kong Co. Ltd.[c]	632,000	267,644
Cosmo Lady China Holdings Co. Ltd.[b,c]	264,000	113,494
Credit China FinTech Holdings Ltd.[a,c]	5,168,000	676,470
Crown International Corp Ltd.[a,c]	460,000	82,054
CT Environmental Group Ltd.[c]	872,000	156,664
Dah Chong Hong Holdings Ltd.[c]	369,000	169,526
Dawnrays Pharmaceutical Holdings Ltd.	264,000	149,067
Dazhong Transportation Group Co. Ltd. Class B	354,500	242,832
Digital China Holdings Ltd.[a,c]	243,000	190,846
Dongyue Group Ltd.[a,d]	395,000	52,211
eHi Car Services Ltd. ADR[a]	16,640	167,398
Fang Holdings Ltd. ADR[a]	87,201	296,483
Fantasia Holdings Group Co. Ltd.	1,165,500	177,986
FDG Electric Vehicles Ltd.[a,c]	4,405,000	195,025
First Tractor Co. Ltd. Class H	306,000	157,075

Security	Shares	Value
Fu Shou Yuan International Group Ltd.[c]	445,000	$281,535
Fufeng Group Ltd.	557,400	300,429
Future Land Development Holdings Ltd.	320,000	97,736
Genscript Biotech Corp.[a]	96,000	40,655
Glorious Property Holdings Ltd.[a]	1,081,000	119,303
Golden Eagle Retail Group Ltd.	192,000	275,959
Golden Meditech Holdings Ltd.[a]	1,024,000	155,063
Greatview Aseptic Packaging Co. Ltd.	540,000	288,972
Greenland Hong Kong Holdings Ltd.[a]	365,000	135,837
Greentown China Holdings Ltd.[a]	242,500	255,183
Greentown Service Group Co. Ltd.	120,000	56,978
Gridsum Holding Inc. ADR[a]	4,179	51,193
Guorui Properties Ltd.[c]	492,000	150,268
Haichang Ocean Park Holdings Ltd.[a,b]	747,000	153,379
Hangzhou Steam Turbine Co. Ltd. Class Ba	123,180	123,299
Harbin Electric Co. Ltd. Class H	268,000	151,326
Harmonicare Medical Holdings Ltd.[b]	109,000	50,636
HC International Inc.[c]	206,000	163,638
Hengdeli Holdings Ltd.[a,c]	849,600	80,681
HengTen Networks Group Ltd.[a]	5,988,000	94,518
Hi Sun Technology China Ltd.[a,c]	810,000	136,170
Hilong Holding Ltd.[c]	398,000	72,527
Hisense Kelon Electrical Holdings Co. Ltd. Class H	131,000	187,949
Honghua Group Ltd.[a]	426,000	39,361
Hopewell Highway Infrastructure Ltd.[c]	527,500	295,145
Hopson Development Holdings Ltd.	228,000	215,639
Hua Han Health Industry Holdings Ltd. Class Ha,c,d	1,112,400	64,239
Hua Hong Semiconductor Ltd.[b]	157,000	206,312
Huabao International Holdings Ltd.[a]	177,000	102,896
Huadian Fuxin Energy Corp. Ltd. Class H	798,000	186,380
Huangshi Dongbei Electrical Appliance Co. Ltd. Class Ba	68,000	112,880
Huanxi Media Group Ltd.[a,c]	530,000	138,070
Huayi Tencent Entertainment Co. Ltd.[a,c]	2,070,000	87,662

107

Consolidated Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EMERGING MARKETS SMALL-CAP ETF

May 31, 2017

Security	Shares	Value
Hutchison China Meditech Ltd.[a,c]	7,540	$306,370
Hybrid Kinetic Group Ltd.[a,c]	5,928,000	148,344
IGG Inc.[c]	285,000	388,414
iKang Healthcare Group Inc. ADR[a]	18,527	284,019
IMAX China Holding Inc.[a,b]	42,000	182,985
Inner Mongolia Yitai Coal Co. Ltd. Class B	384,000	390,528
JA Solar Holdings Co. Ltd. ADR[a,c]	17,670	121,570
JinkoSolar Holding Co. Ltd.[a,c]	8,677	154,971
Ju Teng International Holdings Ltd.	416,000	174,035
Jumei International Holding Ltd. ADR[a]	29,080	78,807
K Wah International Holdings Ltd.	482,000	312,366
Kaisa Group Holdings Ltd.[a]	539,000	186,758
Kama Co. Ltd.[a]	123,300	119,478
Kingboard Chemical Holdings Ltd.	231,000	852,267
Kingboard Laminates Holdings Ltd.	318,000	375,032
Kingdee International Software Group Co. Ltd.[a,c]	682,000	272,189
Kong Sun Holdings Ltd.[a]	975,000	49,423
Konka Group Co. Ltd. Class Ba	238,500	82,638
KuangChi Science Ltd.[a,c]	540,000	203,043
KWG Property Holding Ltd.[c]	434,500	344,034
Lao Feng Xiang Co. Ltd. Class B	64,000	236,352
Launch Tech Co. Ltd.[a]	92,000	119,244
Lee & Man Paper Manufacturing Ltd.	572,000	496,948
Lee’s Pharmaceutical Holdings Ltd.	52,500	48,913
Leyou Technologies Holdings Ltd.[a,c]	1,005,000	208,933
Li Ning Co. Ltd.[a]	554,000	380,355
Lifestyle China Group Ltd.[a]	133,500	41,802
Lifetech Scientific Corp.[a,c]	736,000	177,567
Livzon Pharmaceutical Group Inc. Class H	32,300	216,578
Logan Property Holdings Co. Ltd.	470,000	297,352
Lonking Holdings Ltd.	766,000	212,329
Luthai Textile Co. Ltd. Class B	137,100	154,827
Luye Pharma Group Ltd.	433,500	260,908
MMG Ltd.[a,c]	760,000	250,653
Nan Hai Corp. Ltd.[c]	5,300,000	173,437
National Agricultural Holdings Ltd.[a,c]	354,000	54,060
NetDragon Websoft Holdings Ltd.[c]	58,500	156,902
Nexteer Automotive Group Ltd.	299,000	456,609
Noah Holdings Ltd. ADR[a,c]	10,036	275,187

Security	Shares	Value
North Mining Shares Co. Ltd.[a,c]	5,840,000	$120,660
NQ Mobile Inc. ADR[a,c]	37,720	130,134
O-Net Technologies Group Ltd.[a]	89,000	48,426
PAX Global Technology Ltd.[c]	326,000	193,279
Phoenix Satellite Television Holdings Ltd.	912,000	143,955
Poly Property Group Co. Ltd.[a]	674,000	285,430
Pou Sheng International Holdings Ltd.[c]	778,000	147,764
Powerlong Real Estate Holdings Ltd.	195,000	85,333
Q Technology Group Co. Ltd.[a]	78,000	59,057
Qingdao Port International Co. Ltd.[b]	381,000	214,642
Renhe Commercial Holdings Co. Ltd.[a,c]	6,110,000	152,114
Ronshine China Holdings Ltd.[a]	75,000	66,410
Seaspan Corp.	18,506	96,046
Shandong Airlines Co. Ltd. Class B	64,200	126,218
Shandong Chenming Paper Holdings Ltd. Class B	252,300	300,463
Shandong Luoxin Pharmaceutical Group Stock Co. Ltd. Class H	80,000	174,117
Shandong Zhonglu Oceanic Fisheries Co. Ltd.[a]	22,726	13,182
Shang Gong Group Co. Ltd. Class Ba	152,500	147,162
Shanghai Baosight Software Co. Ltd. Class B	67,400	90,181
Shanghai Dasheng Agricultural Finance Technology Co. Ltd.[c]	1,344,000	119,007
Shanghai Haixin Group Co. Class B	151,400	93,717
Shanghai Huili Building Materials Co. Ltd.[a]	35,100	42,506
Shanghai Jin Jiang International Hotels Group Co. Ltd. Class H	414,000	115,288
Shanghai Jinjiang International Industrial Investment Co. Ltd. Class B	78,300	102,495
Shanghai Jinjiang International Travel Co. Ltd. Class B	61,700	178,004
Shanghai Lingyun Industries Development Co. Ltd. Class Ba	103,900	95,692
Shanghai Shibei Hi-Tech Co. Ltd. Class B	178,800	96,016

108

Consolidated Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EMERGING MARKETS SMALL-CAP ETF

May 31, 2017

Security	Shares	Value
Shanghai Zhongyida Co. Ltd.[a]	144,900	$62,742
Shenzhen Expressway Co. Ltd. Class H	272,000	260,047
Shenzhen International Holdings Ltd.	326,000	528,799
Shenzhen Investment Ltd.	1,004,000	479,295
Shougang Concord International Enterprises Co. Ltd.[a]	4,410,000	136,390
Shougang Fushan Resources Group Ltd.	916,000	153,990
Shui On Land Ltd.	1,392,500	337,740
Sino Oil And Gas Holdings Ltd.[a]	6,060,000	145,425
Sinolink Worldwide Holdings Ltd.[a]	1,186,000	132,413
Sinopec Kantons Holdings Ltd.[c]	358,000	189,281
Sinosoft Technology Group Ltd.[c]	356,800	109,891
Sinotrans Ltd. Class H	411,000	192,513
Sinotrans Shipping Ltd.[c]	703,000	153,366
Sinotruk Hong Kong Ltd.[c]	271,000	166,931
Skyworth Digital Holdings Ltd.	662,000	361,055
SMI Holdings Group Ltd.[c]	2,284,000	205,173
Sohu.com Inc.[a]	9,780	439,024
SSY Group Ltd.	749,970	289,692
Superb Summit International Group Ltd.[a,c,d]	238,250	2,140
Tarena International Inc. ADR[a,c]	13,389	229,354
TCC International Holdings Ltd.	222,000	100,851
TCL Multimedia Technology Holdings Ltd.[a]	212,000	102,022
Technovator International Ltd.[a,c]	400,000	143,729
Texhong Textile Group Ltd.[c]	113,000	140,082
Tian Ge Interactive Holdings Ltd.[a,b,c]	185,000	141,496
Tianjin Development Holdings Ltd.[c]	324,000	182,530
Tianjin Port Development Holdings Ltd.	1,486,000	244,093
Tianneng Power International Ltd.	284,000	222,318
Tibet Water Resources Ltd.[c]	672,000	271,648
Tong Ren Tang Technologies Co. Ltd. Class H	208,000	327,250
Tongda Group Holdings Ltd.[c]	1,050,000	299,136
Towngas China Co. Ltd.	395,000	245,340
TPV Technology Ltd.	188,000	43,909
Tuniu Corp. ADR[a]	13,595	111,343
United Photovoltaics Group Ltd.[a,c]	1,384,000	207,801
Universal Medical Financial & Technical Advisory Services Co. Ltd.[b]	86,500	74,373

Security	Shares	Value
Vinda International Holdings Ltd.	87,000	$176,401
Viva China Holdings Ltd.[a,c]	1,112,000	108,454
Wasion Group Holdings Ltd.	184,000	86,186
Weiqiao Textile Co. Class H	137,000	98,103
West China Cement Ltd.[a]	1,014,000	148,344
Wisdom Sports Group[a,c]	425,000	76,356
Xiamen International Port Co. Ltd. Class H	898,000	174,012
Xingda International Holdings Ltd.	392,000	151,921
Xinjiang Xinxin Mining Industry Co. Ltd. Class Ha	570,000	65,101
Xinyi Solar Holdings Ltd.[c]	1,111,400	348,006
Xinyuan Real Estate Co. Ltd. ADR	21,878	103,264
XTEP International Holdings Ltd.[c]	326,000	121,323
Yanchang Petroleum International Ltd.[a,c]	3,430,000	79,231
Yangtze Optical Fibre and Cable Joint Stock Ltd. Co.[b]	68,500	129,221
Yihai International Holding Ltd.[a]	100,000	50,818
Yip’s Chemical Holdings Ltd.[c]	444,000	192,586
Yirendai Ltd. ADR[a]	3,107	72,020
Yuexiu Property Co. Ltd.	2,478,000	432,480
Yuexiu REIT[c]	575,000	347,548
Yuexiu Transport Infrastructure Ltd.	370,000	268,747
Yuxing InfoTech Investment Holdings Ltd.[a,c]	642,000	74,973
Yuzhou Properties Co. Ltd.	154,000	78,260
Zhaojin Mining Industry Co. Ltd. Class H	398,500	325,757
Zhonglu Co. Ltd. Class B	33,500	50,652
Zhongsheng Group Holdings Ltd.	158,000	242,907
Zhou Hei Ya International Holdings Co. Ltd.[a,b]	136,500	146,442

		48,094,785
COLOMBIA — 0.31%
Almacenes Exito SA	54,371	290,193
Cemex Latam Holdings SAa	64,827	258,168
Corp. Financiera Colombiana SA	19,284	178,929

		727,290
CZECH REPUBLIC — 0.13%
Philip Morris CR AS	503	302,097

		302,097
EGYPT — 0.37%
Alexandria Mineral Oils Co.	116,658	61,229

109

Consolidated Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EMERGING MARKETS SMALL-CAP ETF

May 31, 2017

Security	Shares	Value
Ezz Steel[a]	67,628	$70,991
Heliopolis Housing	41,543	62,016
Juhayna Food Industries[a]	75,304	35,821
Medinet Nasr Housing	93,344	110,827
Orascom Telecom Media And Technology Holding SAE[a]	1,441,060	61,305
Oriental Weavers	53,019	55,070
Palm Hills Developments SAE	445,760	74,376
Pioneers Holding For Financial Investments SAE[a]	129,488	61,596
Sidi Kerir Petrochemicals Co.	56,459	50,376
Six of October Development & Investment[a]	80,256	67,486
Talaat Moustafa Group	250,376	105,960
Telecom Egypt Co.	91,293	52,708

		869,761
GREECE — 0.71%
Aegean Airlines SA	13,428	112,946
Grivalia Properties REIC AE	19,805	190,415
Hellenic Exchanges-Athens Stock Exchange SA	27,523	162,176
Hellenic Petroleum SAa	8,478	66,163
Metka Industrial-Construction SA	18,737	165,608
Motor Oil Hellas Corinth Refineries SA	23,881	460,281
Mytilineos Holdings SAa	32,606	285,257
Public Power Corp. SAa	40,598	214,567

		1,657,413
HUNGARY — 0.10%
Magyar Telekom Telecommunications PLC	148,363	247,314

		247,314
INDIA — 13.40%
Adani Enterprises Ltd.[a]	94,247	170,615
Adani Power Ltd.[a]	178,769	76,750
Adani Transmissions Ltd.[a]	41,684	78,174
Aditya Birla Fashion and Retail Ltd.[a]	79,160	215,322
Aditya Birla Nuvo Ltd.	15,083	393,673
Aegis Logistics Ltd.	15,831	51,968
AIA Engineering Ltd.	16,061	366,438
Ajanta Pharma Ltd.	10,779	262,258
Alembic Pharmaceuticals Ltd.	28,331	235,777
Allcargo Logistics Ltd.[a]	16,574	44,633
Amara Raja Batteries Ltd.[a]	15,881	215,225

Security	Shares	Value
Andhra Bank	136,865	$124,307
Apollo Tyres Ltd.	100,126	354,755
Arvind Ltd.	52,809	309,308
Avanti Feeds Ltd.	3,014	65,472
Balkrishna Industries Ltd.	15,195	346,939
Balrampur Chini Mills Ltd.	29,760	71,494
Bayer CropScience Ltd./India	5,103	360,346
Bharat Financial Inclusion Ltd.[a]	10,427	118,896
Biocon Ltd.[a]	19,018	279,625
Birla Corp. Ltd.	4,273	56,300
Blue Dart Express Ltd.	3,188	218,429
Can Fin Homes Ltd.	1,272	53,501
Canara Bank Ltd.[a]	45,291	246,321
Ceat Ltd.[a]	8,651	225,714
Century Plyboards India Ltd.[a]	10,817	44,328
Century Textiles & Industries Ltd.	5,383	88,500
Cera Sanitaryware Ltd.	900	43,217
CESC Ltd.	30,020	427,013
CG Power and Industrial Solutions Ltd.[a]	162,107	207,910
Chennai Petroleum Corp. Ltd.	6,678	39,435
Coromandel International Ltd.	10,439	66,579
Cox & Kings Ltd.	43,129	149,234
Credit Analysis & Research Ltd.	10,836	240,543
CRISIL Ltd.	8,708	250,956
Crompton Greaves Consumer Electricals Ltd.[a]	136,094	470,381
Dalmia Bharat Ltd.[a]	8,277	311,908
DCB Bank Ltd.	79,037	234,097
Dewan Housing Finance Corp. Ltd.	52,354	338,086
Dilip Buildcon Ltd.[a,b]	6,848	46,807
Dish TV India Ltd.[a]	150,115	196,718
Divi’s Laboratories Ltd.[a]	20,152	181,827
Dr Lal PathLabs Ltd.[b]	3,595	50,378
eClerx Services Ltd.	14,308	289,298
Edelweiss Financial Services Ltd.	119,550	320,832
EID Parry India Ltd.	38,718	200,881
Endurance Technologies Ltd.[a,b]	5,067	66,078
Engineers India Ltd.	25,028	61,329
Escorts Ltd.	15,154	162,755
Eveready Industries India Ltd.	9,708	48,058
Exide Industries Ltd.	106,192	378,963
Federal Bank Ltd.	444,523	767,856
Finolex Cables Ltd.	38,961	308,300
Force Motors Ltd.[a]	589	39,302

110

Consolidated Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EMERGING MARKETS SMALL-CAP ETF

May 31, 2017

Security	Shares	Value
Future Retail Ltd.[a]	26,429	$134,889
Gateway Distriparks Ltd.	53,167	204,362
Gayatri Projects Ltd.	77,979	179,417
GE T&D India Ltd.	36,648	203,660
Gillette India Ltd.	3,921	291,191
GMR Infrastructure Ltd.[a]	843,389	196,730
Godfrey Phillips India Ltd.	3,007	57,264
Godrej Industries Ltd.[a]	9,374	87,834
Great Eastern Shipping Co. Ltd. (The)	49,524	301,581
GRUH Finance Ltd.	10,197	62,522
Gujarat Fluorochemicals Ltd.[a]	15,916	165,056
Gujarat Gas Ltd.	21,228	250,544
Gujarat Mineral Development Corp. Ltd.	70,034	143,661
Gujarat Narmada Valley Fertilizers & Chemicals Ltd.	11,619	52,864
Gujarat Pipavav Port Ltd.	81,422	188,096
Gujarat State Petronet Ltd.	84,453	223,044
Hexaware Technologies Ltd.	53,112	193,449
Hindustan Construction Co. Ltd.[a]	130,046	81,027
Housing Development & Infrastructure Ltd.[a]	126,587	174,911
IIFL Holdings Ltd.	49,017	379,821
India Cements Ltd. (The)	70,815	224,507
Indiabulls Real Estate Ltd.[a]	42,481	110,680
Indiabulls Ventures Ltd.	27,810	67,499
Indian Hotels Co. Ltd. (The)	163,612	347,663
Info Edge India Ltd.	26,434	374,509
Inox Leisure Ltd.[a]	10,936	49,129
Ipca Laboratories Ltd.[a]	24,104	183,320
IRB Infrastructure Developers Ltd.	73,257	258,193
Jain Irrigation Systems Ltd.	147,040	230,177
Jaiprakash Associates Ltd.[a]	431,526	80,593
Jammu & Kashmir Bank Ltd. (The)	95,624	121,086
Jindal Steel & Power Ltd.[a]	108,794	205,296
JK Cement Ltd.	4,002	68,838
JM Financial Ltd.	41,173	78,428
Jubilant Foodworks Ltd.	14,302	202,804
Jubilant Life Sciences Ltd.	25,813	297,118
Just Dial Ltd.[a]	11,462	79,561
Kajaria Ceramics Ltd.	29,221	317,482
Kansai Nerolac Paints Ltd.	65,018	407,219
Karnataka Bank Ltd. (The)	26,457	70,469
Karur Vysya Bank Ltd. (The)	43,018	77,308
Kaveri Seed Co. Ltd.[a]	5,432	49,639

Security	Shares	Value
KPIT Technologies Ltd.	97,425	$174,329
KRBL Ltd.[a]	28,314	174,900
L&T Finance Holdings Ltd.	156,387	311,344
Laurus Labs Ltd.[b]	6,598	58,545
Mahanagar Gas Ltd.	13,491	202,051
Manappuram Finance Ltd.	151,708	209,739
Marksans Pharma Ltd.	138,395	92,127
Max Financial Services Ltd.	36,059	326,219
Max India Ltd.[a]	67,371	155,010
MindTree Ltd.	40,974	345,440
MOIL Ltd.	7,975	40,833
Motilal Oswal Financial Services Ltd.	5,177	82,750
Mphasis Ltd.	35,097	333,753
Muthoot Finance Ltd.	36,880	235,873
Natco Pharma Ltd.	22,729	328,922
National Aluminium Co. Ltd.	103,155	107,999
NCC Ltd./India	176,599	240,593
NIIT Technologies Ltd.	7,279	58,953
Oberoi Realty Ltd.[a]	42,835	250,490
Page Industries Ltd.	2,269	505,331
PC Jeweller Ltd.	22,690	175,802
Persistent Systems Ltd.	25,375	238,510
PI Industries Ltd.	24,383	309,455
Prestige Estates Projects Ltd.[a]	17,465	65,358
PTC India Ltd.	193,096	281,623
PVR Ltd.	12,308	277,550
Rajesh Exports Ltd.	32,430	327,090
Ramco Cements Ltd. (The)[a]	6,440	72,280
Raymond Ltd.	6,250	67,247
RBL Bank Ltd.[a,b]	36,752	300,589
Redington India Ltd.	148,607	301,959
Reliance Capital Ltd.	35,356	307,694
Reliance Communications Ltd.[a]	374,950	115,646
Reliance Infrastructure Ltd.	44,249	328,438
Repco Home Finance Ltd.	6,131	74,248
Sadbhav Engineering Ltd.	45,096	218,875
Shilpa Medicare Ltd.	4,937	49,577
Sintex Industries Ltd.	75,878	31,400
Somany Ceramics Ltd.	3,876	47,795
SpiceJet Ltd.[a]	35,229	57,687
SRF Ltd.	987	24,996
Strides Shasun Ltd.	17,931	251,540
Sun Pharma Advanced Research Co. Ltd.[a]	36,685	173,958

111

Consolidated Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EMERGING MARKETS SMALL-CAP ETF

May 31, 2017

Security	Shares	Value
Sundaram Finance Ltd.	13,816	$337,670
Sundram Fasteners Ltd.	26,979	160,611
Supreme Industries Ltd.	19,661	350,193
Suzlon Energy Ltd.[a]	873,705	261,353
Symphony Ltd.	9,981	202,722
Syndicate Bank[a]	90,984	108,512
Syngene International Ltd.[a,b]	4,082	29,982
Tata Communications Ltd.	11,123	125,910
Tata Global Beverages Ltd.	145,797	337,602
Thermax Ltd.	17,616	275,748
Torrent Power Ltd.[a]	56,566	167,278
TTK Prestige Ltd.	497	50,337
Tube Investments of India Ltd.	36,903	395,998
TVS Motor Co. Ltd.	52,272	436,113
Union Bank of India	16,158	38,942
V-Guard Industries Ltd.	23,919	67,416
VA Tech Wabag Ltd.	7,132	72,237
Vakrangee Ltd.	48,465	274,099
Voltas Ltd.	46,030	346,973
VRL Logistics Ltd.	5,791	28,547
WABCO India Ltd.	3,527	318,499
Welspun India Ltd.	98,934	125,124
Whirlpool of India Ltd.[a]	3,843	69,972
Wockhardt Ltd.	12,776	122,730

		31,486,336
INDONESIA — 2.51%
Ace Hardware Indonesia Tbk PT	3,780,400	299,423
Alam Sutera Realty Tbk PTa	5,573,900	139,766
Aneka Tambang Persero Tbk PTa	3,630,600	211,240
Bank Bukopin Tbk	2,879,800	136,207
Bank Pembangunan Daerah Jawa Barat Dan Banten Tbk PT	999,100	176,268
Bank Tabungan Negara Persero Tbk PT	1,760,823	330,485
Bumi Resources Tbk PTa	8,460,500	243,906
Ciputra Development Tbk PT	4,834,863	406,535
Eagle High Plantations Tbk PTa	2,456,300	50,527
Global Mediacom Tbk PT	1,617,900	79,559
Hanson International Tbk PTa	24,796,400	228,976
Harum Energy Tbk PTa	201,000	31,840
Indo Tambangraya Megah Tbk PT	147,500	168,318
Indofarma Persero Tbk PT	108,000	28,622
Japfa Comfeed Indonesia Tbk PT	1,819,000	174,116
Kawasan Industri Jababeka Tbk PTa	12,343,494	296,540

Security	Shares	Value
Kresna Graha Investama PT Tbk[a]	5,929,100	$197,637
Link Net Tbk PT	482,000	205,357
Medco Energi Internasional Tbk PTa	433,800	98,028
Mitra Adiperkasa Tbk PTa	377,200	177,697
Panin Financial Tbk PTa	3,273,400	65,861
Pelat Timah Nusantara Tbk PT	108,400	41,708
Pembangunan Perumahan Persero Tbk PT	1,298,725	305,181
Perusahaan Perkebunan London Sumatra Indonesia Tbk PT	1,387,500	158,854
PP Properti Tbk PT	8,341,369	142,780
PT Delta Dunia Makmur Tbk[a]	1,372,000	87,037
PT Tunas Baru Lampung Tbk	611,100	72,717
Ramayana Lestari Sentosa Tbk PT	1,512,800	147,646
Sawit Sumbermas Sarana Tbk PT	416,700	55,998
Semen Baturaja Persero TBK PT	897,200	232,383
Siloam International Hospitals Tbk PTa	52,200	42,324
Sri Rejeki Isman Tbk PT	2,154,900	52,740
Sugih Energy Tbk PTa,d	5,450,300	8,184
Surya Semesta Internusa Tbk PT	2,099,550	100,091
Tambang Batubara Bukit Asam Persero Tbk PT	279,000	228,311
Tiga Pilar Sejahtera Food Tbk[a]	937,800	154,892
Timah Persero Tbk PT	1,248,196	84,338
Visi Media Asia Tbk PTa	1,115,100	30,808
Wijaya Karya Persero Tbk PT	1,155,048	198,578

		5,891,478
MALAYSIA — 3.30%
AirAsia X Bhd[a]	388,100	36,271
Bumi Armada Bhd[a,c]	1,112,200	201,391
Bursa Malaysia Bhd[c]	176,200	444,617
Cahya Mata Sarawak Bhd[c]	307,200	294,280
Carlsberg Brewery Malaysia Bhd	86,500	298,708
DRB-Hicom Bhd	290,000	106,379
Eastern & Oriental Bhd	444,281	189,961
Globetronics Technology BHD	53,900	70,775
IGB REIT[c]	1,054,400	416,340
Inari Amertron Bhd[c]	636,900	303,569
Iskandar Waterfront City Bhd[a]	92,400	36,053
Karex Bhd[c]	283,300	119,145
Kossan Rubber Industries	123,300	176,308
KPJ Healthcare Bhd	324,750	316,404
Magnum Bhd	428,700	173,283

112

Consolidated Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EMERGING MARKETS SMALL-CAP ETF

May 31, 2017

Security	Shares	Value
Mah Sing Group Bhd[c]	497,057	$181,170
Malaysia Building Society Bhd	568,000	169,869
Malaysian Pacific Industries Bhd	65,400	187,337
Malaysian Resources Corp. Bhd[a]	478,100	151,920
Media Prima Bhd	578,100	131,693
My EG Services Bhd	771,500	382,145
OSK Holdings Bhd	504,987	195,859
Padini Holdings Bhd	67,000	54,946
POS Malaysia Bhd[c]	162,400	187,064
QL Resources Bhd	298,100	347,551
Scientex BHD	25,200	48,457
Sunway Bhd	411,272	341,125
Sunway Construction Group Bhd	507,720	249,115
Sunway REIT[c]	675,900	266,886
Supermax Corp. Bhd	268,700	129,328
TIME dotCom Bhd	157,000	330,140
Top Glove Corp. Bhd[c]	264,900	326,174
Tune Protect Group Bhd	146,500	44,840
Unisem M Bhd	334,000	276,252
VS Industry Bhd	463,100	210,992
WCT Holdings Bhd	489,747	254,028
Yinson Holdings BHD	122,300	96,583

		7,746,958
MEXICO — 2.80%
Alsea SAB de CVc	183,059	657,551
Axtel SAB de CV CPO[a,c]	331,400	60,610
Banregio Grupo Financiero SAB de CV	78,300	439,364
Bolsa Mexicana de Valores SAB de CV	145,000	247,200
Concentradora Fibra Danhos SA de CV	38,500	67,221
Concentradora Fibra Hotelera Mexicana SA de CV	237,700	175,798
Consorcio ARA SAB de CV	381,400	124,007
Controladora Vuela Cia. de Aviacion SAB de CV Class Aa,c	215,500	280,499
Corp Inmobiliaria Vesta SAB de CV	190,500	263,341
Credito Real SAB de CV SOFOM ER	32,700	48,491
Genomma Lab Internacional SAB de CV Series Ba	287,900	359,648
Grupo Aeromexico SAB de CVa,c	132,200	269,705
Grupo Aeroportuario del Centro Norte SAB de CV	76,900	414,648

Security	Shares	Value
Grupo Comercial Chedraui SA de CVc	113,100	$235,456
Grupo Financiero Interacciones SA de CV Series O	39,400	181,052
Grupo Herdez SAB de CVc	96,000	201,756
Industrias Bachoco SAB de CV Series B	62,400	284,574
Industrias CH SAB de CV Series Ba,c	60,900	303,396
La Comer SAB de CVa,c	145,600	109,863
Macquarie Mexico Real Estate Management SA de CV	302,100	310,666
Minera Frisco SAB de CV Series A1[a]	213,000	129,510
PLA Administradora Industrial S. de RL de CVc	217,900	366,239
Prologis Property Mexico SA de CV	142,200	244,860
Qualitas Controladora SAB de CVc	130,100	220,268
Telesites SAB de CVa,c	561,200	351,129
TV Azteca SAB de CV CPO[c]	505,700	71,394
Unifin Financiera SAB de CV SOFOM ENR[c]	59,800	159,607
Urbi Desarrollos Urbanos SAB de CVa	1	—

		6,577,853
PAKISTAN — 1.13%
Bank Alfalah Ltd.[a]	238,000	103,001
DG Khan Cement Co. Ltd.	77,373	175,891
Engro Fertilizers Ltd.	171,500	99,136
Fauji Cement Co. Ltd.	256,021	110,653
Fauji Fertilizer Co. Ltd.	168,500	154,750
Ferozsons Laboratories Ltd.	5,000	23,666
Honda Atlas Cars Pakistan Ltd.	7,600	62,731
Hub Power Co. Ltd. (The)	198,300	250,667
Indus Motor Co. Ltd.	3,640	66,143
International Steels Ltd.	65,500	101,048
Kot Addu Power Co. Ltd.	44,000	31,688
Maple Leaf Cement Factory Ltd.	79,500	84,441
Millat Tractors Ltd.	8,750	127,470
National Bank of Pakistan	134,500	85,099
National Refinery Ltd.	10,600	84,266
Nishat Mills Ltd.	40,463	66,471
Packages Ltd.	5,450	42,587
Pak Elektron Ltd.	98,500	108,539
PAK Suzuki Motor Co. Ltd.	5,800	48,193
Pakistan Oilfields Ltd.	36,800	185,711
Pakistan State Oil Co. Ltd.	51,091	226,928
Searle Co. Ltd. (The)	25,000	143,721

113

Consolidated Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EMERGING MARKETS SMALL-CAP ETF

May 31, 2017

Security	Shares	Value
Shell Pakistan Ltd.	6,400	$38,048
SUI Northern Gas Pipeline[a]	68,191	117,798
Thal Ltd.	17,700	117,699

		2,656,345
PERU — 0.09%
Grana y Montero SAA SP ADR	64,452	201,090

		201,090
PHILIPPINES — 1.14%
Bloomberry Resorts Corp.[a]	1,342,600	253,550
Cebu Air Inc.	118,240	241,112
Cosco Capital Inc.	1,436,000	237,723
D&L Industries Inc.	1,119,900	281,241
DoubleDragon Properties Corp.[a]	238,110	232,011
Filinvest Land Inc.	6,143,000	209,806
First Gen Corp.	550,500	209,914
First Philippine Holdings Corp.	141,320	198,600
Manila Water Co. Inc.	568,500	367,769
Melco Resorts And Entertainment (Philippines) Corp.[a]	419,900	82,841
Petron Corp.	399,300	88,083
Premium Leisure Corp.	1,214,000	39,267
Vista Land & Lifescapes Inc.	2,102,900	233,632

		2,675,549
POLAND — 1.21%
Asseco Poland SA	24,802	322,567
Boryszew SAa	19,499	58,107
Budimex SA	4,682	274,268
CD Projekt SA	23,209	492,251
Ciech SA	9,601	174,273
Enea SAa	81,095	246,241
Energa SA	29,455	77,883
Globe Trade Centre SA	81,895	200,036
KRUK SA	5,885	475,835
Netia SA	136,464	159,879
PKP Cargo SAa	11,721	185,227
Warsaw Stock Exchange	14,628	183,408

		2,849,975
QATAR — 0.61%
Gulf International Services QSC	8,804	55,708
Gulf Warehousing Co.	4,855	68,934
Medicare Group	2,810	67,063
Qatar First Bank[a]	93,324	215,548
Qatar National Cement Co. QSC	13,962	268,412

Security	Shares	Value
Salam International Investment Ltd. QSC	43,693	$119,996
United Development Co. QSC	65,314	343,862
Vodafone Qatar QSC[a]	119,168	286,367

		1,425,890
RUSSIA — 0.66%
Aeroflot PJSC[a]	176,256	583,147
DIXY Group OJSC[a]	46,940	187,388
LSR Group PJSC GDR[e]	75,521	231,094
M Video OJSC	35,800	244,648
Mechel PJSC[a]	27,326	147,014
TMK PJSC GDR[e]	27,944	169,061

		1,562,352
SOUTH AFRICA — 5.27%
Adcock Ingram Holdings Ltd.	34,911	163,617
Advtech Ltd.	186,837	253,768
Aeci Ltd.	41,137	334,368
African Rainbow Minerals Ltd.	39,500	243,238
Alexander Forbes Group Holdings Ltd.	309,937	146,904
ArcelorMittal South Africa Ltd.[a]	59,708	35,138
Arrowhead Properties Ltd. Class A	373,636	250,484
Ascendis Health Ltd.	97,764	181,645
Assore Ltd.	13,594	197,834
Astral Foods Ltd.	17,055	207,408
Attacq Ltd.[a]	140,636	178,645
AVI Ltd.	108,859	814,487
Barloworld Ltd.	72,905	643,947
Blue Label Telecoms Ltd.	177,106	210,869
Cashbuild Ltd.	8,050	210,037
City Lodge Hotels Ltd.	20,692	233,812
Clicks Group Ltd.	81,408	840,982
Clover Industries Ltd.	161,424	216,803
Curro Holdings Ltd.[a]	45,711	155,995
DataTec Ltd.	66,094	261,644
Delta Property Fund Ltd.	79,294	49,971
Dis-Chem Pharmacies Ltd.[b]	34,340	75,080
Emira Property Fund Ltd.	201,700	210,782
EOH Holdings Ltd.	38,276	365,017
Famous Brands Ltd.	25,467	259,011
Grindrod Ltd.[a]	168,375	145,694
Harmony Gold Mining Co. Ltd.	140,767	280,547
Hosken Consolidated Investments Ltd.	22,625	228,905

114

Consolidated Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EMERGING MARKETS SMALL-CAP ETF

May 31, 2017

Security	Shares	Value
Hudaco Industries Ltd.	3,593	$35,722
JSE Ltd.	28,315	283,853
KAP Industrial Holdings Ltd.	577,705	392,110
Lewis Group Ltd.	43,613	109,609
Metair Investments Ltd.	22,522	35,014
Mpact Ltd.	81,134	199,355
Murray & Roberts Holdings Ltd.	153,001	154,205
Nampak Ltd.[a]	208,219	323,708
Northam Platinum Ltd.[a]	113,874	379,803
Oceana Group Ltd.	5,865	42,699
Omnia Holdings Ltd.	21,485	248,965
PPC Ltd.[a]	553,460	257,711
Raubex Group Ltd.	99,377	180,874
Reunert Ltd.	59,764	327,912
SA Corporate Real Estate Ltd.	668,753	281,473
Sun International Ltd./South Africa	41,181	202,997
Super Group Ltd./South Africa[a]	107,075	303,533
Tongaat Hulett Ltd.	33,205	298,653
Trencor Ltd.	64,609	165,121
Vukile Property Fund Ltd.	222,502	318,071
Wilson Bayly Holmes-Ovcon Ltd.	20,513	216,124
Zeder Investments Ltd.	446,407	235,962

		12,390,106
SOUTH KOREA — 16.75%
Able C&C Co. Ltd.	6,384	151,389
Advanced Process Systems Corp.[a,c]	3,951	194,445
Ahnlab Inc.	2,089	105,420
AK Holdings Inc.	708	43,507
ALUKO Co. Ltd.	18,405	79,564
Amicogen Inc.[a]	3,266	117,706
Aprogen pharmaceuticals Inc.[a,c]	33,980	116,089
APS Holdings Corp.[a]	1	11
Asiana Airlines Inc.[a]	41,711	190,002
ATGen Co. Ltd.[a,c]	3,467	105,750
Binex Co. Ltd.[a]	11,119	145,492
Binggrae Co. Ltd.	3,708	237,132
Bukwang Pharmaceutical Co. Ltd.	10,436	213,455
Caregen Co. Ltd.	1,470	95,322
Cell Biotech Co. Ltd.	3,531	117,637
Celltrion Pharm Inc.[a,c]	6,647	117,848
Chabiotech Co. Ltd.[a]	18,088	203,563
Chong Kun Dang Pharmaceutical Corp.	2,026	223,482
CJ CGV Co. Ltd.	4,915	370,952

Security	Shares	Value
CJ Freshway Corp.[c]	3,732	$142,667
CJ O Shopping Co. Ltd.	1,419	242,964
CLIO Cosmetics Co. Ltd.	989	35,069
CMG Pharmaceutical Co. Ltd.[a,c]	32,397	103,158
Com2uSCorp.	3,394	357,710
Cosmax Inc.	2,636	301,365
CrystalGenomics Inc.[a]	8,371	112,899
Dae Hwa Pharmaceutical Co. Ltd.	5,034	113,305
Daesang Corp.	9,348	233,366
Daewoo Shipbuilding & Marine Engineering Co. Ltd.[a,d]	21,862	69,983
Daewoong Pharmaceutical Co. Ltd.	1,889	163,491
Daishin Securities Co. Ltd.	18,528	214,307
Daou Technology Inc.	9,331	178,769
Dawonsys Co. Ltd.[c]	9,863	119,808
DIO Corp.[a,c]	4,220	137,011
Dong-A Socio Holdings Co. Ltd.	1,102	155,516
Dong-A ST Co. Ltd.[c]	1,863	172,223
Dongbu HiTek Co. Ltd.[a]	13,125	234,459
Dongjin Semichem Co. Ltd.	7,092	86,148
Dongkuk Steel Mill Co. Ltd.	20,598	229,971
Dongwon Development Co. Ltd.	41,929	179,385
Dongwon F&B Co. Ltd.	558	130,579
Doosan Infracore Co. Ltd.[a]	43,830	312,009
DoubleUGames Co. Ltd.	3,943	193,346
Douzone Bizon Co. Ltd.	8,553	251,716
Duk San Neolux Co. Ltd.[a]	1,152	47,640
Easy Bio Inc.	25,892	157,720
Emerson Pacific Inc.[a,c]	3,420	111,342
EO Technics Co. Ltd.	3,030	240,322
Fila Korea Ltd.[c]	3,885	266,148
Finetex EnE Inc.[a,c]	20,092	87,754
Foosung Co. Ltd.[a]	20,618	157,084
G-SMATT GLOBAL Co. Ltd.[a,c]	6,347	77,382
G-treeBNT Co. Ltd.[a,c]	7,811	116,509
Gamevil Inc.[a,c]	2,473	129,658
GemVax & Kael Co. Ltd.[a]	10,837	128,735
Genexine Co. Ltd.[a]	3,427	137,435
Grand Korea Leisure Co. Ltd.	12,132	240,559
Green Cross Cell Corp.	5,010	135,139
Green Cross Corp./South Korea	1,986	319,293
Green Cross Holdings Corp.	8,768	278,014
GS Home Shopping Inc.	1,480	292,537
Halla Holdings Corp.[c]	3,287	191,419

115

Consolidated Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EMERGING MARKETS SMALL-CAP ETF

May 31, 2017

Security	Shares	Value
Hana Tour Service Inc.	3,514	$292,519
Hanall Biopharma Co. Ltd.[a,c]	9,542	124,857
Handsome Co. Ltd.	7,456	236,413
Hanil Cement Co. Ltd.	530	61,066
Hanjin Heavy Industries & Construction Co. Ltd.[a]	28,472	107,953
Hanjin Kal Corp.[a,c]	15,297	319,029
Hanjin Transportation Co. Ltd.	3,836	105,014
Hankook Tire Worldwide Co. Ltd.	11,188	208,351
Hansae Co. Ltd.[c]	6,485	155,811
Hansol Chemical Co. Ltd.	3,451	236,725
Hansol Holdings Co. Ltd.[a]	38,387	228,347
Hansol Technics Co. Ltd.[a]	8,012	115,929
Hanwha Investment & Securities Co. Ltd.[a,c]	44,091	122,672
Hite Jinro Co. Ltd.	9,790	211,610
HLB Inc.[a,c]	10,600	125,920
Homecast Co. Ltd.[a,c]	10,009	87,431
HS Industries Co. Ltd.[c]	13,734	118,007
Huchems Fine Chemical Corp.	9,439	214,561
Hugel Inc.[a]	819	341,982
Humedix Co. Ltd.[c]	4,223	123,529
Huons Co. Ltd.[a]	2,493	131,375
Huons Global Co. Ltd.	3,282	107,583
Hwa Shin Co. Ltd.	1,475	7,641
Hyundai Corp.	7,283	142,460
Hyundai Elevator Co. Ltd.	5,053	281,625
Hyundai Greenfood Co. Ltd.	18,868	308,400
Hyundai Home Shopping Network Corp.	2,605	318,761
Hyundai Livart Furniture Co. Ltd.	5,035	125,470
Hyundai Mipo Dockyard Co. Ltd.[a]	3,868	350,663
Hyundai Rotem Co. Ltd.[a]	9,413	184,124
Iljin Materials Co. Ltd.	6,410	129,391
Ilyang Pharmaceutical Co. Ltd.	5,635	215,666
InBody Co. Ltd.	5,486	146,509
Innocean Worldwide Inc.	3,684	216,183
Interflex Co. Ltd.[a]	2,095	63,527
Interojo Co. Ltd.	5,370	178,424
Interpark Holdings Corp.	33,208	181,226
iNtRON Biotechnology Inc.[a]	4,045	90,142
IS Dongseo Co. Ltd.	4,826	207,549
Jayjun Cosmetic Co. Ltd.	13,670	89,131
Jeil Pharmaceutical Co.[c]	2,544	155,876
Jenax Inc.[a,c]	4,671	108,890

Security	Shares	Value
Jusung Engineering Co. Ltd.[a]	16,387	$169,783
JW Holdings Corp.[c]	11,422	100,080
JW Pharmaceutical Corp.[c]	4,200	194,695
JW Shinyak Corp.[c]	15,608	116,962
KB Insurance Co. Ltd.	15,897	430,224
KC Tech Co. Ltd.	9,719	165,803
KEPCO Engineering & Construction Co. Inc.[c]	5,812	122,770
KIWOOM Securities Co. Ltd.	3,965	297,481
Koh Young Technology Inc.	5,551	287,069
Kolmar BNH Co. Ltd.[c]	5,364	108,756
Kolon Corp.	2,760	174,534
Kolon Industries Inc.[c]	5,734	361,064
Kolon Life Science Inc.	1,789	260,297
Komipharm International Co. Ltd.[a,c]	12,171	402,765
Korea Asset In Trust Co. Ltd.	7,499	62,626
Korea Electric Terminal Co. Ltd.	2,963	191,605
Korea Kolmar Co. Ltd.	4,827	368,190
Korea Kolmar Holdings Co. Ltd.[c]	3,179	109,743
Korea Line Corp.[a]	2,407	66,539
Korea PetroChemical Ind. Co. Ltd.	1,127	271,785
Korea REIT Co. Ltd.	61,694	196,995
Korean Reinsurance Co.	39,943	426,330
KT Skylife Co. Ltd.	14,008	205,190
Kumho Tire Co. Inc.[a,c]	43,230	278,393
Kyung Dong Navien Co. Ltd.	2,756	95,756
L&F Co. Ltd.	2,886	49,750
Leaders Cosmetics Co. Ltd.[a]	5,799	97,375
LEENO Industrial Inc.	5,933	227,601
LF Corp.	11,908	318,015
LG Hausys Ltd.	2,637	268,505
LG International Corp.	10,868	327,127
Lock&Lock Co. Ltd.	11,697	149,399
Loen Entertainment Inc.	2,873	209,650
LOTTE Fine Chemical Co. Ltd.	6,816	258,126
Lotte Food Co. Ltd.	342	208,633
LOTTE Himart Co. Ltd.[c]	3,471	201,514
LS Corp.	6,022	395,335
LS Industrial Systems Co. Ltd.	6,377	312,129
Lutronic Corp.[c]	10,965	129,277
Macrogen Inc.[a]	8,327	218,290
Mando Corp.	2,314	533,237
Medipost Co. Ltd.[a]	3,495	214,770
Meritz Financial Group Inc.[c]	23,700	301,648

116

Consolidated Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EMERGING MARKETS SMALL-CAP ETF

May 31, 2017

Security	Shares	Value
Meritz Fire & Marine Insurance Co. Ltd.	25,444	$427,248
Meritz Securities Co. Ltd.	93,683	371,100
Modetour Network Inc.	1,947	77,908
Muhak Co. Ltd.	7,428	168,185
Namhae Chemical Corp.	25,277	250,603
Namyang Dairy Products Co. Ltd.	275	202,394
Naturalendo Tech Co. Ltd.[a,c]	7,630	97,113
Nexen Tire Corp.	15,015	179,037
NHN Entertainment Corp.[a]	3,559	225,060
NHN KCP Corp.[a]	8,851	108,701
NICE Holdings Co. Ltd.	9,490	148,758
NICE Information Service Co. Ltd.	16,821	124,850
NongShim Co. Ltd.	1,100	340,925
NS Shopping Co. Ltd.[c]	13,047	201,602
NUTRIBIOTECH Co. Ltd.[a,c]	4,871	93,104
Osstem Implant Co. Ltd.[a]	4,402	205,631
Paradise Co. Ltd.[c]	16,456	226,351
Partron Co. Ltd.[c]	17,874	165,234
Peptron Inc.[a,c]	2,856	109,817
Poongsan Corp.	8,488	313,865
POSCO Chemtech Co. Ltd.[c]	15,016	196,485
POSCO ICT Co. Ltd.	26,728	173,317
S&T Dynamics Co. Ltd.[a,c]	19,234	158,565
S&T Motiv Co. Ltd.	4,383	181,646
Samsung Engineering Co. Ltd.[a,c]	41,997	472,635
Samyang Corp.	1,400	120,418
Samyang Foods Co. Ltd.	527	26,971
Samyang Holdings Corp.	1,470	175,281
Seah Besteel Corp.	5,875	149,289
Seegene Inc.[a]	6,143	213,161
Seoul Semiconductor Co. Ltd.	15,290	260,159
SFA Engineering Corp.[c]	3,675	295,090
SillaJen Inc.	13,638	152,264
SK Chemicals Co. Ltd.	5,666	362,855
SK Gas Ltd.	490	52,300
SK Materials Co. Ltd.[c]	2,043	358,383
SK Securities Co. Ltd.[a]	164,898	220,188
SKC Co. Ltd.	9,196	259,962
SM Entertainment Co.[a]	8,600	218,533
Songwon Industrial Co. Ltd.	2,462	43,760
Soulbrain Co. Ltd.	3,588	211,191
SPC Samlip Co. Ltd.	894	178,065
Ssangyong Cement Industrial Co. Ltd.	10,815	151,174

Security	Shares	Value
Sung Kwang Bend Co. Ltd.	9,932	$96,251
Sungwoo Hitech Co. Ltd.	25,672	188,940
Taekwang Industrial Co. Ltd.	192	188,639
Taewoong Co. Ltd.[a]	3,767	95,554
TES Co. Ltd./Korea	3,159	80,132
Tongyang Inc.	81,958	180,811
Tongyang Life Insurance Co. Ltd.[c]	21,154	204,058
Toptec Co. Ltd.	7,816	191,979
Vieworks Co. Ltd.	3,020	156,988
ViroMed Co. Ltd.[a]	4,609	414,958
Webzen Inc.[a,c]	7,351	131,971
WeMade Entertainment Co. Ltd.	3,046	91,957
WONIK IPS Co. Ltd.[a]	8,327	217,918
Woongjin Thinkbig Co. Ltd.[a]	17,352	127,397
Youngone Corp.	8,249	271,135
Yuanta Securities Korea Co. Ltd.[a]	34,808	124,048
Yungjin Pharmaceutical Co. Ltd.[a,c]	30,060	335,611

		39,346,363
TAIWAN — 17.55%
A-DATA Technology Co. Ltd.	80,000	199,741
Accton Technology Corp.	158,000	352,465
Advanced Ceramic X Corp.	9,000	95,149
Advanced Wireless Semiconductor Co.	69,000	133,279
Airtac International Group	38,850	428,811
Ambassador Hotel (The)	324,000	249,363
AmTRAN Technology Co. Ltd.	338,312	228,323
Asia Optical Co. Inc.[a]	93,000	157,685
Asia Polymer Corp.	487,252	299,683
ASPEED Technology Inc.	9,000	226,504
Basso Industry Corp.	47,000	133,286
BES Engineering Corp.	908,000	185,651
Bizlink Holding Inc.	37,982	280,329
Casetek Holdings Ltd.	23,000	68,819
Cathay Real Estate Development Co. Ltd.	298,300	190,411
Charoen Pokphand Enterprise	26,000	58,173
Chaun-Choung Technology Corp.	26,000	106,320
Cheng Loong Corp.	408,000	189,900
Cheng Uei Precision Industry Co. Ltd.	177,000	251,268
Chin-Poon Industrial Co. Ltd.	119,000	230,254
China Bills Finance Corp.	649,000	331,199
China Man-Made Fiber Corp.	651,700	170,514
China Petrochemical Development Corp.[a]	725,000	272,366

117

Consolidated Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EMERGING MARKETS SMALL-CAP ETF

May 31, 2017

Security	Shares	Value
China Steel Chemical Corp.	71,000	$287,975
China Synthetic Rubber Corp.	275,460	278,400
Chipbond Technology Corp.	211,000	319,176
Chlitina Holding Ltd.	20,000	90,761
Chong Hong Construction Co. Ltd.	81,424	188,408
Chroma ATE Inc.	120,000	376,209
Chunghwa Precision Test Tech Co. Ltd.	4,000	178,862
Compeq Manufacturing Co. Ltd.	386,000	299,648
Concraft Holding Co. Ltd.	8,751	34,767
Coretronic Corp.	183,400	246,940
CSBC Corp. Taiwan	383,420	175,910
CTCI Corp.	229,000	377,238
Cub Elecparts Inc.	7,000	80,056
D-Link Corp.	301,246	111,669
E Ink Holdings Inc.	290,000	266,581
Egis Technology Inc.[a]	27,000	170,551
Elan Microelectronics Corp.	188,000	271,884
Elite Advanced Laser Corp.	48,200	214,728
Elite Material Co. Ltd.	98,000	407,261
Ennoconn Corp.	15,000	186,010
Epistar Corp.[a]	327,000	348,427
Eternal Materials Co. Ltd.	299,555	323,168
Everlight Electronics Co. Ltd.	144,000	231,710
Far Eastern Department Stores Ltd.	280,000	146,148
Far Eastern International Bank	966,139	308,995
Faraday Technology Corp.	119,000	145,194
Feng Hsin Steel Co. Ltd.	188,000	315,635
Firich Enterprises Co. Ltd.	92,493	142,219
FLEXium Interconnect Inc.	100,445	355,643
Formosan Rubber Group Inc.	504,300	273,283
General Interface Solution Holding Ltd.	37,000	281,692
Genius Electronic Optical Co. Ltd.[a]	17,000	158,250
Getac Technology Corp.	155,000	205,351
Gigabyte Technology Co. Ltd.	177,000	228,319
Gigastorage Corp.[a]	192,400	123,452
Ginko International Co. Ltd.	15,000	119,186
Gintech Energy Corp.[a]	189,647	98,988
Global Unichip Corp.	51,000	172,945
Gloria Material Technology Corp.	324,850	214,378
Goldsun Building Materials Co. Ltd.	613,000	190,957
Gourmet Master Co. Ltd.	23,700	260,015
Grand Pacific Petrochemical	344,000	236,165

Security	Shares	Value
Grape King Bio Ltd.	38,000	$235,613
Great Wall Enterprise Co. Ltd.	252,128	268,230
Greatek Electronics Inc.	190,000	282,356
HannStar Display Corp.[a]	910,320	235,154
Ho Tung Chemical Corp.[a]	880,524	249,705
Holy Stone Enterprise Co. Ltd.	241,500	323,964
Hota Industrial Manufacturing Co. Ltd.	70,192	348,871
Huaku Development Co. Ltd.	130,080	302,723
Huang Hsiang Construction Corp.	75,000	104,226
Hung Sheng Construction Ltd.	365,000	227,526
International Games System Co. Ltd.	19,000	129,492
Iron Force Industrial Co. Ltd.	24,000	116,892
ITEQ Corp.	118,600	168,758
Jih Sun Financial Holdings Co. Ltd.	657,690	149,341
Kenda Rubber Industrial Co. Ltd.	182,341	282,189
Kerry TJ Logistics Co. Ltd.	191,000	244,473
Kindom Construction Corp.	207,000	124,218
King Slide Works Co. Ltd.	22,000	326,208
King Yuan Electronics Co. Ltd.	392,000	383,151
King’s Town Bank Co. Ltd.	349,000	353,885
Kinpo Electronics	588,000	215,034
Kinsus Interconnect Technology Corp.	101,000	262,246
Land Mark Optoelectronics Corp.	18,400	183,517
LCY Chemical Corp.	181,000	250,929
Lealea Enterprise Co. Ltd.	1,127,590	282,282
Li Cheng Enterprise Co. Ltd.	35,000	84,710
Lien Hwa Industrial Corp.	321,814	296,896
Long Chen Paper Co. Ltd.	137,000	130,036
Makalot Industrial Co. Ltd.	57,559	258,335
Masterlink Securities Corp.	882,121	240,773
Medigen Biotechnology Corp.[a]	10,397	18,354
Mercuries & Associates Holding Ltd.	287,225	205,304
Merry Electronics Co. Ltd.	56,000	313,707
Microbio Co. Ltd.[a]	281,727	234,156
Mitac Holdings Corp.	231,379	283,849
Motech Industries Inc.[a]	181,000	149,234
Nan Kang Rubber Tire Co. Ltd.	239,000	225,262
Neo Solar Power Corp.[a]	357,364	158,609
Pan-International Industrial Corp.	138,722	122,677
Parade Technologies Ltd.	23,000	268,776
PChome Online Inc.	31,360	245,529

118

Consolidated Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EMERGING MARKETS SMALL-CAP ETF

May 31, 2017

Security	Shares	Value
PharmaEngine Inc.	24,798	$163,237
PharmaEssentia Corp.[a]	48,000	236,178
Pharmally International Holding Co. Ltd.	4,000	62,502
Pixart Imaging Inc.	72,635	192,943
Poya International Co. Ltd.	20,251	277,720
President Securities Corp.	496,390	224,439
Primax Electronics Ltd.	166,000	322,850
Prince Housing & Development Corp.	528,917	211,011
Qisda Corp.	598,000	420,483
Radiant Opto-Electronics Corp.	158,000	338,808
Radium Life Tech Co. Ltd.[a]	515,707	223,743
Ritek Corp.[a]	613,260	112,747
Sanyang Motor Co. Ltd.	255,820	189,660
ScinoPharm Taiwan Ltd.	99,720	136,092
Senao International Co. Ltd.	113,000	202,866
Sercomm Corp.	115,000	286,745
Shin Zu Shing Co. Ltd.	61,000	186,778
Shining Building Business Co. Ltd.[a]	457,008	165,610
Shinkong Synthetic Fibers Corp.	759,135	232,190
Silergy Corp.	19,000	375,212
Simplo Technology Co. Ltd.	21,000	68,769
Sino-American Silicon Products Inc.	182,000	286,200
Sinyi Realty Inc.	144,105	162,650
Sitronix Technology Corp.	72,000	212,800
Soft-World International Corp.	79,140	233,639
St. Shine Optical Co. Ltd.	15,000	285,748
Sunny Friend Environmental Technology Co. Ltd.	30,000	168,057
TA Chen Stainless Pipe	348,325	195,708
Taichung Commercial Bank Co. Ltd.	860,388	286,043
Tainan Spinning Co. Ltd.	399,190	185,136
Taiwan Glass Industry Corp.[a]	160,000	74,471
Taiwan Hon Chuan Enterprise Co. Ltd.	165,004	337,370
Taiwan Paiho Ltd.	85,050	284,169
Taiwan Secom Co. Ltd.	155,450	459,957
Taiwan Shin Kong Security Co. Ltd.	266,640	346,608
Taiwan Surface Mounting Technology Corp.	361,633	298,165
Taiwan TEA Corp.	393,000	227,995
Taiwan Union Technology Corp.	33,000	54,746
Tatung Co. Ltd.[a]	626,000	213,322
Ton Yi Industrial Corp.	366,000	177,044

Security	Shares	Value
Tong Hsing Electronic Industries Ltd.	53,000	$206,157
Tong Yang Industry Co. Ltd.	133,133	243,879
Toung Loong Textile Manufacturing	61,000	171,974
TPK Holding Co. Ltd.[a]	90,000	276,771
Tripod Technology Corp.	169,000	502,859
TSRC Corp.	235,000	265,243
TTY Biopharm Co. Ltd.	80,450	268,800
Tung Ho Steel Enterprise Corp.	318,000	262,190
Tung Thih Electronic Co. Ltd.	22,000	126,899
TWi Pharmaceuticals Inc.[a]	38,000	108,142
TXC Corp.	177,000	255,387
U-Ming Marine Transport Corp.	74,000	79,710
Unimicron Technology Corp.	437,000	252,794
UPC Technology Corp.	381,661	166,855
USI Corp.	456,950	230,913
Visual Photonics Epitaxy Co. Ltd.	94,425	192,121
Voltronic Power Technology Corp.	19,077	311,407
Wah Lee Industrial Corp.	190,000	323,415
Walsin Lihwa Corp.	920,000	380,797
Walsin Technology Corp.	122,200	204,757
Waterland Financial Holdings Co. Ltd.	982,469	300,826
Win Semiconductors Corp.	109,736	481,570
Winbond Electronics Corp.	925,000	538,166
Wistron NeWeb Corp.	98,009	293,255
Wowprime Corp.	11,000	76,249
WT Microelectronics Co. Ltd.	183,168	278,902
XinTec Inc.	27,000	44,029
Yageo Corp.	129,210	438,160
Yeong Guan Energy Technology Group Co. Ltd.	28,601	82,630
YFY Inc.	656,000	222,454
Yieh Phui Enterprise Co. Ltd.[a]	478,625	202,881
YungShin Global Holding Corp.	220,200	311,131
Yungtay Engineering Co. Ltd.	180,000	299,212
Zinwell Corp.	148,000	149,825

		41,240,608
THAILAND — 3.66%
Amata Corp. PCL NVDR	387,200	193,259
Bangchak Corp. PCL NVDR	214,600	214,222
Bangkok Airways PCL[c]	266,800	144,915
Bangkok Chain Hospital PCL NVDR	558,700	203,402

119

Consolidated Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EMERGING MARKETS SMALL-CAP ETF

May 31, 2017

Security	Shares	Value
Bangkok Land PCL NVDR	5,714,800	$315,438
Beauty Community PCL[c]	763,900	242,223
CH Karnchang PCL NVDR	195,900	156,732
Chularat Hospital PCL NVDR[c]	2,303,000	156,869
Eastern Polymer Group PCL	156,200	59,618
Esso Thailand PCL NVDR[a]	561,700	176,459
GFPT PCL NVDR	108,500	59,888
Global Power Synergy PCL NVDR	210,600	214,866
Group Lease PCL	136,100	84,713
Gunkul Engineering PCL NVDR[c]	1,292,183	171,482
Hana Microelectronics PCL NVDR	241,500	342,113
Italian-Thai Development PCL NVDR[c]	1,006,300	133,543
Jasmine International PCL NVDR	830,600	201,188
Khon Kaen Sugar Industry PCL NVDR[c]	713,330	112,047
Kiatnakin Bank PCL NVDR[c]	155,532	311,658
Krungthai Card PCL NVDR[c]	53,000	204,624
LPN Development PCL NVDR[c]	485,200	152,426
Major Cineplex Group PCL NVDR	149,500	148,139
Malee Group PCL	31,000	48,693
Muangthai Leasing PCL	126,200	119,494
PTG Energy PCL[c]	282,500	179,984
Quality Houses PCL NVDR[c]	3,233,967	237,373
Samart Corp. PCL NVDR[c]	258,600	113,887
Siam Global House PCL NVDR[c]	608,595	269,812
Sino-Thai Engineering & Construction PCL NVDR[c]	340,428	257,370
Sri Trang Agro-Industry PCL NVDR[c]	276,400	127,407
Srisawad Power 1979 PCL NVDR[c]	212,925	314,136
Supalai PCL NVDR[c]	384,500	293,511
Superblock PCL[a]	4,195,400	202,010
Taokaenoi Food & Marketing PCL	75,100	50,713
Thai Airways International PCL NVDR[a,c]	267,200	145,917
Thai Vegetable Oil PCL NVDR[c]	213,600	188,139
Thaicom PCL NVDR	289,000	152,731
Thanachart Capital PCL NVDR	281,700	388,723
Tisco Financial Group PCL NVDR	142,340	318,656
TTW PCL NVDR	905,600	281,837
U City PCL NVDR[a]	229,475,900	202,122

Security	Shares	Value
VGI Global Media PCL NVDR	1,085,900	$168,974
Vibhavadi Medical Center PCL NVDR	2,428,700	196,806
WHA Corp. PCL NVDR	2,885,800	266,043
Workpoint Entertainment PCL	36,400	68,931

		8,593,093
TURKEY — 1.09%
Akcansa Cimento AS	65,023	218,796
Aksa Akrilik Kimya Sanayii AS	51,361	166,435
Aygaz AS	18,887	84,969
Besiktas Futbol Yatirimlari Sanayi ve Ticaret ASa	36,780	46,281
Cimsa Cimento Sanayi VE Ticaret AS	60,064	251,194
Dogan Sirketler Grubu Holding ASa,c	464,836	97,265
Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS Class Da,c	277,933	117,885
Koza Altin Isletmeleri ASa	17,778	91,994
Logo Yazilim Sanayi Ve Ticaret ASa	3,473	56,959
NET Holding ASa,c	237,007	172,905
Otokar Otomotiv Ve Savunma Sanayi ASc	4,595	168,910
Soda Sanayii AS	77,494	136,954
Tekfen Holding AS	71,223	194,144
Trakya Cam Sanayii AS	248,602	277,669
Turkiye Sinai Kalkinma Bankasi AS	514,338	193,431
Vestel Elektronik Sanayi ve Ticaret ASa,c	40,897	79,562
Yazicilar Holding ASc	20,690	131,634
Zorlu Enerji Elektrik Uretim ASa	202,392	74,398

		2,561,385
UNITED ARAB EMIRATES — 0.59%
Agthia Group PJSC	66,027	102,285
Air Arabia PJSC	859,182	233,918
Al Waha Capital PJSC	343,180	162,574
Amanat Holdings PJSC	454,609	142,336
Amlak Finance PJSC[a]	303,003	78,370
Arabtec Holding PJSC[a]	889,930	184,625
Dana Gas PJSC[a]	1,396,055	155,835
Deyaar Development PJSC[a]	674,225	89,762
Eshraq Properties Co. PJSC[a]	430,265	123,000
Orascom Construction Ltd.[a]	21,424	126,187

		1,398,892

TOTAL COMMON STOCKS
(Cost: $216,704,153)		230,922,081

120

Consolidated Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EMERGING MARKETS SMALL-CAP ETF

May 31, 2017

Security	Shares	Value
PREFERRED STOCKS — 1.20%

BRAZIL — 1.15%
Alpargatas SA, Preference Shares	55,400	$203,300
Banco ABC Brasil SA, Preference Shares	31,043	166,185
Banco do Estado do Rio Grande do Sul SA Class B, Preference Shares	59,000	251,989
Bradespar SA, Preference Shares	76,700	452,234
Cia de Gas de Sao Paulo – COMGAS, Preference Shares	3,800	55,463
Cia. de Saneamento do Parana, Preference Shares	94,600	304,851
Cia. Energetica de Sao Paulo Class B, Preference Shares	68,400	345,712
Eletropaulo Metropolitana Eletricidade de Sao Paulo SA, Preference Shares	33,800	129,142
GOL Linhas Aereas Inteligentes SA, Preference Shares	18,100	43,536
Marcopolo SA, Preference Shares	207,700	180,620
Metalurgica Gerdau SA, Preference Shares	210,300	289,237
Randon SA Implemetos e Participacoes, Preference Shares	68,325	100,503
Usinas Siderurgicas de Minas Gerais SA Class A, Preference Shares	147,600	180,699

		2,703,471
COLOMBIA — 0.05%
Avianca Holdings SA, Preference Shares	120,421	101,146

		101,146

TOTAL PREFERRED STOCKS
(Cost: $2,525,490)		2,804,617

RIGHTS — 0.00%

SOUTH KOREA — 0.00%
CrucialTec Co. Ltd. (Expires 06/02/17)[a]	1,369	734

		734

TOTAL RIGHTS
(Cost: $0)		734

Security	Shares	Value
WARRANTS — 0.00%

THAILAND — 0.00%
Vibhavadi Medical Center PCL NVDR (Expires 05/08/18)[a]	186,823	$—

		—

TOTAL WARRANTS
(Cost: $0)		—

SHORT-TERM INVESTMENTS — 11.14%

MONEY MARKET FUNDS — 11.14%
BlackRock Cash Funds: Institutional, SL Agency Shares
1.16%[f,g,h]	25,385,847	25,398,540
BlackRock Cash Funds: Treasury, SL Agency Shares
0.73%[f,g]	777,532	777,532

		26,176,072

TOTAL SHORT-TERM INVESTMENTS
(Cost: $26,167,273)		26,176,072

TOTAL INVESTMENTS IN SECURITIES — 110.63%
(Cost: $245,396,916)[i]		259,903,504
Other Assets, Less Liabilities — (10.63)%		(24,969,060)

NET ASSETS — 100.00%		$234,934,444

ADR — American Depositary Receipts

CPO — Certificates of Participation (Ordinary)

GDR — Global Depositary Receipts

NVDR — Non-Voting Depositary Receipts

[a]	Non-income earning security.
[b]	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
[c]	All or a portion of this security represents a security on loan.
[d]	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
[e]	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
[f]	Affiliated money market fund.
[g]	The rate quoted is the annualized seven-day yield of the fund at period end.
[h]	All or a portion of this security represents an investment of securities lending collateral.
[i]	The cost of investments for federal income tax purposes was $247,390,727. Net unrealized appreciation was $12,512,777, of which $27,975,826 represented gross unrealized appreciation on securities and $15,463,049 represented gross unrealized depreciation on securities.

121

Consolidated Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EMERGING MARKETS SMALL-CAP ETF

May 31, 2017

Schedule 1 — Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of May 31, 2017. The breakdown of the Fund’s investments into major categories is disclosed in the schedule of investments above.

	Level 1	Level 2		Level 3	Total
Investments:
Assets:
Common stocks	$230,126,732	$562,085		$233,264	$230,922,081
Preferred stocks	2,804,617	—		—	2,804,617
Rights	—	734		—	734
Warrants	—	0	[a]	—	0	[a]
Money market funds	26,176,072	—		—	26,176,072

Total	$259,107,421	$562,819		$233,264	$259,903,504

[a]	Rounds to less than $1.

122

Schedule of Investments (Unaudited)

iSHARES® MSCI EUROZONE ETF

May 31, 2017

Security	Shares	Value
COMMON STOCKS — 97.63%

AUSTRIA — 0.72%
Andritz AG	207,412	$12,457,072
Erste Group Bank AG	849,297	30,847,618
IMMOFINANZ AG	9,246	20,784
OMV AG	435,199	22,709,741
Raiffeisen Bank International AGa	398,463	10,507,282
Voestalpine AG	321,709	14,580,810

		91,123,307
BELGIUM — 3.58%
Ageas	554,558	22,415,322
Anheuser-Busch InBev SA/NV	2,152,185	251,330,747
Colruyt SA	175,865	9,740,680
Groupe Bruxelles Lambert SA	226,457	22,024,759
KBC Group NV	706,255	53,194,435
Proximus SADP	434,117	15,618,828
Solvay SA	210,977	27,615,163
Telenet Group Holding NVa	151,748	10,067,798
UCB SA	360,127	25,439,767
Umicore SA	272,638	18,076,044

		455,523,543
FINLAND — 3.12%
Elisa OYJ	405,294	15,800,962
Fortum OYJ	1,288,650	20,548,056
Kone OYJ Class B	954,905	47,364,913
Metso OYJ	319,069	10,864,256
Neste OYJ	380,353	15,136,551
Nokia OYJ	16,474,223	104,575,129
Nokian Renkaat OYJ	325,169	13,302,441
Orion OYJ Class B	290,459	18,813,381
Sampo OYJ Class A	1,256,772	63,920,860
Stora Enso OYJ Class R	1,546,453	19,580,990
UPM-Kymmene OYJ	1,498,511	42,295,404
Wartsila OYJ Abp	417,723	24,825,208

		397,028,151
FRANCE — 32.18%
Accor SA	506,220	24,059,118
Aeroports de Paris	84,610	12,944,336
Air Liquide SA	1,101,273	134,364,411
Airbus SE	1,637,110	134,516,788
Alstom SAa	435,765	15,278,755
Arkema SA	192,707	20,157,346

Security	Shares	Value
Atos SE	259,965	$37,330,628
AXA SA	5,480,919	146,316,606
BNP Paribas SA	3,167,885	223,782,881
Bollore SA	2,435,837	11,230,306
Bouygues SA	590,319	25,311,221
Bureau Veritas SA	755,030	17,324,485
Cap Gemini SA	457,059	47,366,823
Carrefour SA	1,609,405	42,068,247
Casino Guichard Perrachon SA	155,969	9,627,002
Christian Dior SE	153,786	43,959,411
Cie. de Saint-Gobain	1,416,496	79,284,108
Cie. Generale des Etablissements Michelin Class B	494,578	62,289,140
CNP Assurances	477,287	10,508,768
Credit Agricole SA	3,175,754	48,710,293
Danone SAb	1,673,660	124,364,604
Dassault Aviation SA	6,591	9,839,614
Dassault Systemes SE	364,288	33,647,987
Edenred	613,049	16,186,494
Eiffage SA	197,403	17,969,257
Electricite de France SA	1,527,859	16,479,801
Engie SA	4,802,868	73,370,219
Essilor International SA	588,544	78,326,139
Eurazeo SA	118,772	8,505,046
Eurofins Scientific SE	31,192	16,581,900
Eutelsat Communications SA	494,173	12,725,475
Fonciere des Regions	95,064	8,868,381
Gecina SA	116,940	17,995,645
Groupe Eurotunnel SE Registered	1,313,412	15,485,632
Hermes International	60,733	30,046,063
ICADE	101,806	8,216,292
Iliad SA	74,711	19,398,494
Imerys SA	100,530	8,729,412
Ingenico Group SA	162,653	15,828,454
Ipsen SA	106,197	13,404,732
JCDecaux SA	213,330	7,068,348
Kering	213,988	70,841,337
Klepierre	627,621	26,240,154
L’Oreal SA	712,466	152,582,470
Lagardere SCA	337,239	10,610,724
Legrand SA	758,466	52,052,190

123

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EUROZONE ETF

May 31, 2017

Security	Shares	Value
LVMH Moet Hennessy Louis Vuitton SE	787,108	$201,051,163
Natixis SA	2,653,076	17,542,300
Orange SA	5,652,451	99,410,687
Pernod Ricard SA	602,948	81,972,028
Peugeot SA	1,375,580	27,147,041
Publicis Groupe SA	563,757	43,203,341
Remy Cointreau SA	63,025	6,908,566
Renault SA	505,927	47,271,147
Rexel SA	860,918	15,179,846
Safran SA	887,782	78,666,907
Sanofi	3,287,331	325,929,595
Schneider Electric SE	1,594,060	122,895,221
SCOR SE	462,544	18,227,984
SEB SA	63,609	11,172,725
SES SA	1,034,899	25,625,645
Societe BIC SA	82,269	10,060,626
Societe Generale SA	2,166,437	113,695,529
Sodexo SA	260,354	35,556,688
STMicroelectronics NV	1,799,180	29,710,372
Suez	1,040,403	18,999,717
Thales SA	300,353	33,207,285
Total SA	6,604,139	351,043,818
Unibail-Rodamco SE	282,508	72,955,279
Valeo SA	675,105	47,044,878
Veolia Environnement SA	1,381,387	30,430,516
Vinci SA	1,423,669	124,439,202
Vivendi SA	2,923,565	63,466,139
Wendel SA	80,401	12,277,805
Zodiac Aerospace	577,712	15,318,446

		4,092,206,033
GERMANY — 27.58%
adidas AG	531,189	101,694,090
Allianz SE Registered	1,288,566	247,632,848
Axel Springer SE	128,431	8,081,781
BASF SE	2,592,925	244,456,025
Bayer AG Registered	2,335,687	310,187,336
Bayerische Motoren Werke AG	932,112	87,301,254
Beiersdorf AG	284,476	30,581,800
Brenntag AG	438,767	25,409,768
Commerzbank AGa	3,002,786	31,699,834
Continental AG	309,608	68,934,541
Covestro AGc	258,660	19,365,673
Daimler AG Registered	2,715,168	197,267,695

Security	Shares	Value
Deutsche Bank AG Registered	5,843,065	$102,335,966
Deutsche Boerse AG	540,903	56,250,545
Deutsche Lufthansa AG Registered	662,317	12,880,894
Deutsche Post AG Registered	2,782,991	101,754,841
Deutsche Telekom AG Registered	9,234,157	184,053,050
Deutsche Wohnen AG Bearer	1,006,096	39,501,264
E.ON SE	6,263,062	54,849,437
Evonik Industries AG	462,242	15,934,199
Fraport AG Frankfurt Airport Services Worldwide	117,824	9,562,028
Fresenius Medical Care AG & Co. KGaA	608,613	58,282,262
Fresenius SE & Co. KGaA	1,168,759	100,160,492
GEA Group AG	520,300	21,399,207
Hannover Rueck SE	169,349	20,185,896
HeidelbergCement AG	419,251	39,073,595
Henkel AG & Co. KGaA	291,303	36,212,893
HOCHTIEF AG	54,436	10,023,676
HUGO BOSS AG	180,325	13,592,041
Infineon Technologies AG	3,203,341	70,926,481
Innogy SEc	410,411	16,858,859
K+S AG Registered[b]	543,844	13,928,112
Lanxess AG	260,864	19,486,683
Linde AG	525,086	100,348,556
MAN SE	101,960	10,790,091
Merck KGaA	366,264	44,254,779
METRO AG	499,433	16,736,052
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen Registered	454,466	89,816,526
Osram Licht AG	239,929	18,392,280
ProSiebenSat.1 Media SE Registered	662,893	28,173,273
QIAGEN NVb	621,194	20,935,027
RTL Group SAa	109,688	8,545,284
RWE AGa	1,469,946	29,885,418
SAP SE	2,772,706	297,573,172
Siemens AG Registered	2,159,567	308,532,468
Symrise AG	351,440	25,280,582
Telefonica Deutschland Holding AG	2,083,919	10,376,430

124

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EUROZONE ETF

May 31, 2017

Security	Shares	Value
thyssenkrupp AG	1,041,832	$27,660,065
United Internet AG Registered[d]	348,934	19,214,669
Volkswagen AG	90,651	14,215,124
Vonovia SE	1,321,059	51,956,449
Zalando SEa,b,c	305,367	14,597,307

		3,507,148,618
IRELAND — 1.39%
Bank of Ireland[a]	77,550,504	21,016,539
CRH PLC	2,338,798	84,303,968
Irish Bank Resolution Corp. Ltd.[a,e]	446,666	5
Kerry Group PLC Class A	453,881	40,111,492
Paddy Power Betfair PLC	227,343	23,839,105
Ryanair Holdings PLC[a]	42,432	858,866
Ryanair Holdings PLC ADR[a]	60,972	6,508,151

		176,638,126
ITALY — 6.76%
Assicurazioni Generali SpA	3,502,815	55,341,770
Atlantia SpA	1,264,318	35,230,365
CNH Industrial NV	2,900,959	32,213,523
Enel SpA	23,007,681	123,099,647
Eni SpA	7,222,352	114,432,442
EXOR NV	307,475	17,166,770
Ferrari NV	347,401	30,080,241
Fiat Chrysler Automobiles NVa,b	2,988,838	31,408,067
Intesa Sanpaolo SpA	35,801,276	102,578,761
Leonardo SpA	873,382	15,399,613
Luxottica Group SpA	482,574	29,276,212
Mediobanca SpA	1,604,036	15,223,555
Poste Italiane SpA[c]	1,516,289	10,673,721
Prysmian SpA	570,782	15,898,487
Recordati SpA	295,238	11,888,747
Saipem SpA[a,b]	1,767,917	7,176,763
Snam SpA	6,844,101	31,415,859
Telecom Italia SpA/Milano[a]	32,648,569	30,582,196
Tenaris SA	1,374,077	20,782,265
Terna Rete Elettrica Nazionale SpA	4,347,554	24,590,791
UniCredit SpA[a]	5,641,584	98,775,490
UnipolSai Assicurazioni SpA	3,060,602	6,938,361

		860,173,646

Security	Shares	Value
NETHERLANDS — 11.00%
ABN AMRO Group NVc	789,390	$20,376,446
Aegon NV	4,983,788	24,838,126
AerCap Holdings NVa	428,661	18,869,657
Akzo Nobel NV	713,065	59,745,226
Altice NV Class Aa,b	1,050,861	26,180,416
Altice NV Class Ba	307,471	7,673,948
ArcelorMittal[a,b]	1,865,691	40,501,307
ASML Holding NV	1,053,738	139,229,105
Boskalis Westminster	259,528	8,955,088
Gemalto NV	230,294	13,678,565
Heineken Holding NV	283,540	26,384,074
Heineken NV	649,546	64,035,446
ING Groep NV	10,927,716	182,971,572
Koninklijke Ahold Delhaize NV	3,614,100	79,777,420
Koninklijke DSM NV	513,436	38,255,798
Koninklijke KPN NV	9,683,657	33,027,168
Koninklijke Philips NV	2,626,832	92,928,845
Koninklijke Vopak NV	220,951	10,015,400
NN Group NV	854,142	30,735,450
NXP Semiconductors NVa	946,033	103,969,027
Randstad Holding NV	337,744	19,559,349
RELX NV	2,735,666	56,818,464
Unilever NV CVA	4,595,903	262,022,348
Wolters Kluwer NV	855,091	37,548,526

		1,398,096,771
PORTUGAL — 0.44%
EDP – Energias de Portugal SA	6,747,531	24,841,801
Galp Energia SGPS SA	928,738	14,339,146
Jeronimo Martins SGPS SA	808,396	16,108,214

		55,289,161
SPAIN — 10.66%
Abertis Infraestructuras SA	2,006,258	36,739,570
ACS Actividades de Construccion y Servicios SA	689,931	27,592,306
Aena SAc	196,454	39,697,986
Amadeus IT Group SA	1,239,285	72,256,925
Banco Bilbao Vizcaya Argentaria SA	18,946,313	154,504,817
Banco de Sabadell SA	15,230,243	31,409,837
Banco Santander SA	41,271,396	268,294,426
Bankia SA	11,918,623	13,724,153
Bankinter SA	2,002,070	18,451,885

125

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EUROZONE ETF

May 31, 2017

Security	Shares	Value
CaixaBank SA	10,213,236	$48,282,038
Distribuidora Internacional de Alimentacion SAb	1,829,166	11,269,741
Enagas SA	428,279	12,745,539
Endesa SA	899,529	22,470,928
Ferrovial SA	1,344,985	30,331,901
Ferrovial SA New[a]	21,638	487,987
Gamesa Corp. Tecnologica SA	664,434	15,085,083
Gas Natural SDG SA	993,032	25,035,621
Grifols SA	848,965	24,047,918
Iberdrola SA	16,416,098	131,028,404
Industria de Diseno Textil SA	3,107,872	127,193,339
International Consolidated Airlines Group SA	1,906,712	14,877,896
Mapfre SA	3,223,771	11,477,165
Red Electrica Corp. SA	825,969	18,552,825
Repsol SA	3,380,140	56,691,437
Telefonica SA	12,894,857	143,755,664

		1,356,005,391
UNITED KINGDOM — 0.20%
Coca-Cola European Partners PLC	616,429	25,439,504

		25,439,504

TOTAL COMMON STOCKS
(Cost: $12,268,509,024)		12,414,672,251

PREFERRED STOCKS — 1.78%

GERMANY — 1.62%
Bayerische Motoren Werke AG, Preference Shares	155,821	12,815,645
Fuchs Petrolub SE, Preference Shares	196,112	10,952,522
Henkel AG & Co. KGaA, Preference Shares	504,282	70,854,795
Porsche Automobil Holding SE, Preference Shares	431,261	24,708,359
Schaeffler AG, Preference Shares	469,475	7,763,133
Volkswagen AG, Preference Shares	524,481	78,882,937

		205,977,391

Security	Shares	Value
ITALY — 0.16%
Intesa Sanpaolo SpA, Preference Shares	2,702,242	$7,341,430
Telecom Italia SpA/Milano, Preference Shares	16,788,029	12,959,844

		20,301,274
TOTAL PREFERRED STOCKS
(Cost: $268,571,702)		226,278,665

SHORT-TERM INVESTMENTS — 0.81%

MONEY MARKET FUNDS — 0.81%
BlackRock Cash Funds: Institutional, SL Agency Shares
1.16%[f,g,h]	86,845,600	86,889,023
BlackRock Cash Funds: Treasury, SL Agency Shares
0.73%[f,g]	16,644,508	16,644,508

		103,533,531

TOTAL SHORT-TERM INVESTMENTS
(Cost: $103,515,776)		103,533,531

TOTAL INVESTMENTS IN SECURITIES — 100.22%
(Cost: $12,640,596,502)[i]		12,744,484,447
Other Assets, Less Liabilities — (0.22)%		(27,932,605)

NET ASSETS — 100.00%		$12,716,551,842

ADR  —  American Depositary Receipts

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan.
[c]	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
[d]	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
[e]	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
[f]	Affiliated money market fund.
[g]	The rate quoted is the annualized seven-day yield of the fund at period end.
[h]	All or a portion of this security represents an investment of securities lending collateral.
[i]	The cost of investments for federal income tax purposes was $12,805,724,836. Net unrealized depreciation was $61,240,389, of which $892,604,577 represented gross unrealized appreciation on securities and $953,844,966 represented gross unrealized depreciation on securities.

126

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EUROZONE ETF

May 31, 2017

Schedule 1 — Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of May 31, 2017. The breakdown of the Fund’s investments into major categories is disclosed in the schedule of investments above.

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common stocks	$12,414,184,259	$487,987	$5	$12,414,672,251
Preferred stocks	226,278,665	—	—	226,278,665
Money market funds	103,533,531	—	—	103,533,531

Total	$12,743,996,455	$487,987	$5	$12,744,484,447

127

Schedule of Investments (Unaudited)

iSHARES® MSCI FRANCE ETF

May 31, 2017

Security	Shares	Value
COMMON STOCKS — 99.43%

AEROSPACE & DEFENSE — 6.54%
Airbus SE	192,300	$15,800,758
Dassault Aviation SA	805	1,201,773
Safran SA	103,879	9,204,782
Thales SA	35,200	3,891,742
Zodiac Aerospace	67,659	1,794,027

		31,893,082

AIR FREIGHT & LOGISTICS — 0.27%
Bollore SA	289,710	1,335,694

		1,335,694

AUTO COMPONENTS — 2.63%
Cie. Generale des Etablissements Michelin Class B	57,892	7,291,151
Valeo SA	79,391	5,532,384

		12,823,535

AUTOMOBILES — 1.78%
Peugeot SA	161,385	3,184,929
Renault SA	58,960	5,508,911

		8,693,840

BANKS — 9.74%
BNP Paribas SA	372,507	26,314,304
Credit Agricole SA	376,642	5,777,004
Natixis SA	313,465	2,072,650
Societe Generale SA	254,716	13,367,603

		47,531,561

BEVERAGES — 2.13%
Pernod Ricard SA	70,509	9,585,845
Remy Cointreau SA	7,403	811,489

		10,397,334

BUILDING PRODUCTS — 1.91%
Cie. de Saint-Gobain	166,104	9,297,172

		9,297,172

CHEMICALS — 3.71%
Air Liquide SA	129,111	15,752,609
Arkema SA	22,632	2,367,330

		18,119,939

Security	Shares	Value
COMMERCIAL SERVICES & SUPPLIES — 0.63%
Edenred	73,148	$1,931,346
Societe BIC SA	9,511	1,163,094

		3,094,440
CONSTRUCTION & ENGINEERING — 4.05%
Bouygues SA	70,019	3,002,218
Eiffage SA	23,990	2,183,769
Vinci SA	166,572	14,559,625

		19,745,612
CONSTRUCTION MATERIALS — 0.21%
Imerys SA	11,954	1,038,012

		1,038,012
DIVERSIFIED FINANCIAL SERVICES — 0.50%
Eurazeo SA	14,044	1,005,665
Wendel SA	9,447	1,442,624

		2,448,289
DIVERSIFIED TELECOMMUNICATION SERVICES — 2.86%
Iliad SA	8,782	2,280,220
Orange SA	662,441	11,650,471

		13,930,691
ELECTRIC UTILITIES — 0.40%
Electricite de France SA	181,161	1,954,040

		1,954,040
ELECTRICAL EQUIPMENT — 4.20%
Legrand SA	88,863	6,098,512
Schneider Electric SE	186,929	14,411,428

		20,509,940
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 0.38%
Ingenico Group SA	19,287	1,876,900

		1,876,900
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) — 3.20%
Fonciere des Regions	11,076	1,033,264
Gecina SA	13,719	2,111,187
ICADE	11,223	905,756
Klepierre	73,137	3,057,779
Unibail-Rodamco SE	33,002	8,522,485

		15,630,471
FOOD & STAPLES RETAILING — 1.24%
Carrefour SA	188,411	4,924,876
Casino Guichard Perrachon SA	18,491	1,141,335

		6,066,211

128

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI FRANCE ETF

May 31, 2017

Security	Shares	Value
FOOD PRODUCTS — 2.98%
Danone SAa	195,965	$14,561,566

		14,561,566
HEALTH CARE EQUIPMENT & SUPPLIES — 1.88%
Essilor International SA	68,907	9,170,460

		9,170,460
HOTELS, RESTAURANTS & LEISURE — 1.45%
Accor SA	60,882	2,893,539
Sodexo SA	30,677	4,189,574

		7,083,113
HOUSEHOLD DURABLES — 0.27%
SEB SA	7,537	1,323,851

		1,323,851
INSURANCE — 4.24%
AXA SA	644,179	17,196,767
CNP Assurances	57,311	1,261,857
SCOR SE	56,512	2,227,031

		20,685,655
IT SERVICES — 2.05%
Atos SE	31,087	4,464,052
Cap Gemini SA	53,395	5,533,534

		9,997,586
LIFE SCIENCES TOOLS & SERVICES — 0.40%
Eurofins Scientific SE	3,638	1,933,988

		1,933,988
MACHINERY — 0.37%
Alstom SAb	51,059	1,790,226

		1,790,226
MEDIA — 3.92%
Eutelsat Communications SA	58,210	1,498,969
JCDecaux SA	24,825	822,537
Lagardere SCA	39,400	1,239,662
Publicis Groupe SA	67,027	5,136,593
SES SA	120,857	2,992,600
Vivendi SA	342,009	7,424,494

		19,114,855
METALS & MINING — 0.98%
ArcelorMittal[b]	220,235	4,780,966

		4,780,966
MULTI-UTILITIES — 2.94%
Engie SA	564,440	8,622,574
Suez	120,822	2,206,437

Security	Shares	Value
Veolia Environnement SA	159,285	$3,508,883

		14,337,894
OIL, GAS & CONSUMABLE FUELS — 8.42%
Total SA	772,659	41,070,784

		41,070,784
PERSONAL PRODUCTS — 3.67%
L’Oreal SA	83,610	17,906,006

		17,906,006
PHARMACEUTICALS — 8.16%
Ipsen SA	12,257	1,547,141
Sanofi	385,923	38,263,177

		39,810,318
PROFESSIONAL SERVICES — 0.42%
Bureau Veritas SA	88,317	2,026,471

		2,026,471
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 0.72%
STMicroelectronics NV	211,436	3,491,503

		3,491,503
SOFTWARE — 0.81%
Dassault Systemes SE	42,762	3,949,774

		3,949,774
TEXTILES, APPAREL & LUXURY GOODS — 8.32%
Christian Dior SE	18,099	5,173,562
Hermes International	7,022	3,473,951
Kering	25,148	8,325,317
LVMH Moet Hennessy Louis Vuitton SE	92,531	23,635,213

		40,608,043
TRADING COMPANIES & DISTRIBUTORS — 0.36%
Rexel SA	100,705	1,775,647

		1,775,647
TRANSPORTATION INFRASTRUCTURE — 0.69%
Aeroports de Paris	9,893	1,513,513
Groupe Eurotunnel SE Registered	155,674	1,835,456

		3,348,969

TOTAL COMMON STOCKS
(Cost: $493,757,382)		485,154,438

129

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI FRANCE ETF

May 31, 2017

Security	Shares	Value
SHORT-TERM INVESTMENTS — 0.10%

MONEY MARKET FUNDS — 0.10%
BlackRock Cash Funds: Institutional, SL Agency Shares
1.16%[c,d,e]	344,646	$344,819
BlackRock Cash Funds: Treasury, SL Agency Shares
0.73%[c,d]	155,874	155,874

		500,693

TOTAL SHORT-TERM INVESTMENTS		500,693

(Cost: $500,664)

Value
TOTAL INVESTMENTS IN SECURITIES — 99.53%	$485,655,131
(Cost: $494,258,046)[f]
Other Assets, Less Liabilities — 0.47%	2,269,693

NET ASSETS — 100.00%	$487,924,824

[a]	All or a portion of this security represents a security on loan.
[b]	Non-income earning security.
[c]	Affiliated money market fund.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral.
[f]	The cost of investments for federal income tax purposes was $509,029,388. Net unrealized depreciation was $23,374,257, of which $25,080,525 represented gross unrealized appreciation on securities and $48,454,782 represented gross unrealized depreciation on securities.

Schedule 1 — Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of May 31, 2017. The breakdown of the Fund’s investments into major categories is disclosed in the schedule of investments above.

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common stocks	$485,154,438	$—	$—	$485,154,438
Money market funds	500,693	—	—	500,693

Total	$485,655,131	$—	$—	$485,655,131

130

Schedule of Investments (Unaudited)

iSHARES® MSCI FRONTIER 100 ETF

May 31, 2017

Security	Shares	Value
COMMON STOCKS — 99.40%

ARGENTINA — 22.44%
Adecoagro SAa	539,722	$5,936,941
Arcos Dorados Holdings Inc. Class Aa	705,596	6,068,126
Banco Macro SA ADR	202,922	18,155,431
BBVA Banco Frances SA ADR	229,866	4,574,334
Cresud SACIF y A ADR[a]	179,767	3,638,484
Empresa Distribuidora y Comercializadora Norte SA ADR[a]	123,774	3,959,530
Globant SAa,b	143,982	5,638,335
Grupo Financiero Galicia SA ADR	502,253	22,380,394
Grupo Supervielle SA ADR[b]	180,188	3,093,828
IRSA Inversiones y Representaciones SA ADR[a]	113,670	2,784,915
Pampa Energia SA ADR[a]	335,537	20,977,773
Telecom Argentina SA ADR	409,212	10,545,393
Transportadora de Gas del Sur SA ADR[a]	432,367	7,051,906
YPF SA ADR	956,512	23,587,586

		138,392,976
BAHRAIN — 1.68%
Aluminium Bahrain BSC	456,609	510,976
GFH Financial Group BSC	14,907,189	9,212,992
Ithmaar Holding BSC[a]	4,081,193	611,440

		10,335,408
BANGLADESH — 4.14%
ACI Ltd.	23,732	152,085
Acme Laboratores Ltd. (The)	63,213	89,717
Bangladesh Export Import Co. Ltd.[a]	925,142	376,135
Beximco Pharmaceuticals Ltd.	2,551,001	3,421,361
BRAC Bank Ltd.	1,391,125	1,338,101
City Bank Ltd. (The)	320,863	131,646
GrameenPhone Ltd.	847,246	3,451,996
International Finance Investment & Commerce Bank Ltd.	264,260	51,427
Islami Bank Bangladesh Ltd.	3,554,559	1,374,679
Lafarge Surma Cement Ltd.	3,055,458	2,446,639
National Bank Ltd.[a]	3,908,210	634,615
Olympic Industries Ltd.	1,013,356	3,366,339

Security	Shares	Value
Renata Ltd.	12,070	$164,379
Square Pharmaceuticals Ltd.	2,390,994	8,357,735
Summit Power Ltd.	362,348	173,370

		25,530,224
CROATIA — 0.16%
Valamar Riviera DD	154,818	981,332

		981,332
JORDAN — 1.52%
Al-Eqbal Investment Co. PLC	7,084	269,772
Arab Bank PLC	651,708	5,505,967
Bank of Jordan	74,961	285,465
Jordan Islamic Bank	110,919	703,999
Jordan Petroleum Refinery Co.	577,191	2,572,530

		9,337,733
KAZAKHSTAN — 2.27%
Halyk Savings Bank of Kazakhstan JSC GDR[a,c]	423,393	3,319,401
KazMunaiGas Exploration Production JSC GDR[a,c]	1,104,283	10,700,502

		14,019,903
KENYA — 5.75%
Co-operative Bank of Kenya Ltd. (The)	11,037,251	1,771,938
East African Breweries Ltd.	2,760,742	6,434,611
Equity Group Holdings Ltd./Kenya	12,656,400	4,651,288
KCB Group Ltd.	15,376,660	5,911,240
Safaricom Ltd.	77,580,800	16,694,128

		35,463,205
KUWAIT — 19.26%
Agility Public Warehousing Co. KSC	3,717,420	8,874,315
Al Mazaya Holding Co. KSCP	606,352	227,607
Alimtiaz Investment Co. KSCC	1,595,457	819,530
Boubyan Bank KSCP	3,627,341	5,016,408
Burgan Bank SAK	3,717,009	4,002,179
Human Soft Holding Co. KSC	105,808	1,456,297
Jazeera Airways Co. KSC	567,929	886,396
Kuwait Finance House KSCP	15,646,044	25,140,828
Kuwait International Bank KSCP	1,043,853	855,843
Kuwait Projects Co. Holding KSCP	2,352,127	2,710,716
Mabanee Co. SAK	2,521,790	6,476,774
Mezzan Holding Co. KSCC	778,008	2,510,530

131

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI FRONTIER 100 ETF

May 31, 2017

Security	Shares	Value
Mobile Telecommunications Co. KSC	12,976,904	$18,202,704
National Bank of Kuwait SAKP	15,790,868	35,356,570
National Industries Group Holding SAK[a]	4,967,800	1,815,692
National Real Estate Co. KPSC[a]	715,855	271,068
VIVA Kuwait Telecom Co.	684,967	1,883,264
Warba Bank KSCP[a]	2,807,228	2,273,882

		118,780,603
MAURITIUS — 3.30%
MCB Group Ltd.	1,147,308	8,256,390
Rockcastle Global Real Estate Co. Ltd.	4,850,341	12,101,714

		20,358,104
MOROCCO — 6.48%
Attijariwafa Bank	262,698	11,550,188
Banque Centrale Populaire	147,184	4,110,694
Cosumar	78,306	3,111,254
Douja Promotion Groupe Addoha SA	811,578	3,933,308
Maroc Telecom	1,141,558	15,413,788
Societe d’Exploitation des Ports[a]	58,232	861,013
Taqa Morocco	5,825	505,404
TOTAL Maroc SA	3,020	452,736

		39,938,385
NIGERIA — 4.34%
Access Bank PLC	85,218,667	1,781,778
Afriland Properties PLC[a]	8,020	42
FBN Holdings PLC	103,830,966	1,445,468
Guaranty Trust Bank PLC	80,471,984	7,188,811
Lafarge Africa PLC	9,170,826	1,156,260
Nigerian Breweries PLC	20,035,766	7,867,792
Oando PLC[a]	29,477,441	654,263
Transnational Corp. of Nigeria PLC[a]	133,569,052	421,010
United Bank for Africa PLC	103,145,957	2,031,979
Zenith Bank PLC	84,436,595	4,202,867

		26,750,270
OMAN — 3.58%
Bank Muscat SAOG	7,249,199	7,605,964
Bank Nizwa SAOG[a]	3,490,935	861,288
Bank Sohar SAOG	7,152,209	2,711,914
HSBC Bank Oman SAOG	2,900,000	986,625

Security	Shares	Value
Oman Telecommunications Co. SAOG	2,243,088	$7,223,553
Ooredoo QSC	1,793,865	2,310,757
Phoenix Power Co. SAOC	1,036,131	374,035

		22,074,136
PAKISTAN — 7.15%
Engro Corp. Ltd./Pakistan	968,361	3,436,903
Fauji Cement Co. Ltd.	2,526,000	1,091,745
Fauji Fertilizer Co. Ltd.	2,105,050	1,933,268
Habib Bank Ltd.	2,604,800	6,734,688
Hub Power Co. Ltd. (The)	1,894,530	2,394,841
Lucky Cement Ltd.	673,648	5,521,170
MCB Bank Ltd.	2,992,466	6,288,360
National Bank of Pakistan	2,105,126	1,331,931
Oil & Gas Development Co. Ltd.	2,775,900	4,682,238
Pakistan Oilfields Ltd.	252,600	1,274,746
Pakistan Petroleum Ltd.	829,450	1,382,061
Pakistan State Oil Co. Ltd.	505,200	2,243,920
United Bank Ltd./Pakistan	2,542,067	5,761,388

		44,077,259
ROMANIA — 5.73%
Banca Transilvania SA	16,497,085	12,176,468
BRD-Groupe Societe Generale SA	1,292,056	4,126,187
OMV Petrom SA	59,577,902	4,829,848
Societatea Energetica Electrica SA	1,057,544	3,887,245
Societatea Nationala de Gaze Naturale ROMGAZ SA	755,362	6,300,104
Transgaz SA Medias	36,201	3,999,077

		35,318,929
SLOVENIA — 0.46%
Petrol DD Ljubljana	2,066	847,742
Zavarovalnica Triglav DD	64,298	1,984,720

		2,832,462
SRI LANKA — 1.50%
Commercial Bank of Ceylon PLC	2,308,852	2,026,290
John Keells Holdings PLC	6,591,308	7,246,988

		9,273,278
VIETNAM — 9.64%
Bank for Foreign Trade of Vietnam JSC	2,004,475	3,194,453
FLC Faros Construction JSC[a]	297,660	1,729,743

132

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI FRONTIER 100 ETF

May 31, 2017

Security	Shares	Value
Hoa Phat Group JSC	3,203,310	$4,287,063
Hoa Sen Group	236,870	342,036
Hoang Huy Investment Financial Services JSC	430,920	404,076
Kinh Bac City Development Share Holding Corp.[a]	566,710	394,190
Masan Group Corp.	3,494,180	6,645,326
No Va Land Investment Group Corp.[a]	497,880	1,468,543
PetroVietnam Fertilizer & Chemicals JSC	540,040	546,816
PetroVietnam Technical Services Corp.	561,400	420,154
Saigon Beer Alcohol Beverage Corp.	87,840	731,259
Saigon Securities Inc.	670,230	731,750
Saigon Thuong Tin Commercial JSB[a]	1,438,089	791,376
Vietnam Dairy Products JSC	4,460,980	29,399,459
Vingroup JSC[a]	4,727,630	8,377,156

		59,463,400

TOTAL COMMON STOCKS (Cost: $566,466,769)		612,927,607

RIGHTS — 0.01%

SRI LANKA — 0.01%
Commercial Bank of Ceylon PLC (Expires 06/09/17)[a]	319,653	42,885

		42,885

TOTAL RIGHTS (Cost: $0)		42,885

Security	Principal or Shares	Value
CONVERTIBLE BONDS — 0.05%

OMAN — 0.05%
Bank Muscat SAOG
0.35%, 03/19/18	OMR 1,026,177	$282,495

		282,495

TOTAL CONVERTIBLE BONDS (Cost: $255,878)		282,495

SHORT-TERM INVESTMENTS — 0.87%

MONEY MARKET FUNDS — 0.87%
BlackRock Cash Funds: Institutional, SL Agency Shares
1.16%[d,e,f]	5,395,526	5,398,224

		5,398,224

TOTAL SHORT-TERM INVESTMENTS (Cost: $5,396,803)		5,398,224

TOTAL INVESTMENTS IN SECURITIES — 100.33% (Cost: $572,119,450)[g]		618,651,211
Other Assets, Less Liabilities — (0.33)%		(2,021,450)

NET ASSETS — 100.00%		$616,629,761

ADR — American Depositary Receipts

GDR — Global Depositary Receipts

Currency abbreviations:

OMR — Omani Rial

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan.
[c]	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
[d]	Affiliated money market fund.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.
[f]	All or a portion of this security represents an investment of securities lending collateral.
[g]	The cost of investments for federal income tax purposes was $598,875,968. Net unrealized appreciation was $19,775,243, of which $104,603,205 represented gross unrealized appreciation on securities and $84,827,962 represented gross unrealized depreciation on securities.

133

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI FRONTIER 100 ETF

May 31, 2017

Schedule 1 — Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of May 31, 2017. The breakdown of the Fund’s investments into major categories is disclosed in the schedule of investments above.

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common stocks	$586,177,337	$26,750,270	$—	$612,927,607
Rights	—	42,885	—	42,885
Convertible bonds	—	282,495	—	282,495
Money market funds	5,398,224	—	—	5,398,224

Total	$591,575,561	$27,075,650	$—	$618,651,211

The Nigerian securities in the iShares MSCI Frontier 100 ETF were valued using Level 1 prices but the foreign exchange (FX) rate used to translate the Nigerian naira into U.S. dollars was based on OTC spot FX rates using level 2 inputs.

134

Schedule of Investments (Unaudited)

iSHARES® MSCI GERMANY ETF

May 31, 2017

Security	Shares	Value
COMMON STOCKS — 93.79%

AIR FREIGHT & LOGISTICS — 2.74%
Deutsche Post AG Registered	3,915,854	$143,175,850

		143,175,850
AIRLINES — 0.34%
Deutsche Lufthansa AG Registered	923,491	17,960,266

		17,960,266
AUTO COMPONENTS — 1.85%
Continental AG	434,476	96,736,529

		96,736,529
AUTOMOBILES — 8.01%
Bayerische Motoren Werke AG	1,307,726	122,481,118
Daimler AG Registered	3,802,949	276,299,287
Volkswagen AG	128,151	20,095,556

		418,875,961
BANKS — 0.85%
Commerzbank AGa	4,204,431	44,385,369

		44,385,369
CAPITAL MARKETS — 4.27%
Deutsche Bank AG Registered	8,200,936	143,631,931
Deutsche Boerse AG	767,710	79,837,061

		223,468,992
CHEMICALS — 11.71%
BASF SE	3,627,684	342,011,131
Covestro AGb	360,203	26,968,118
Evonik Industries AG	643,654	22,187,753
K+S AG Registered[c]	756,271	19,368,472
Lanxess AG	361,774	27,024,715
Linde AG	733,584	140,194,359
Symrise AG	487,162	35,043,645

		612,798,193
CONSTRUCTION & ENGINEERING — 0.27%
HOCHTIEF AG	76,108	14,014,291

		14,014,291
CONSTRUCTION MATERIALS — 1.05%
HeidelbergCement AG	587,762	54,778,580

		54,778,580
DIVERSIFIED TELECOMMUNICATION SERVICES — 5.20%
Deutsche Telekom AG Registered	12,930,526	257,728,210

Security	Shares	Value
Telefonica Deutschland Holding AG	2,933,629	$14,607,380

		272,335,590
ELECTRICAL EQUIPMENT — 0.48%
Osram Licht AG	330,269	25,317,489

		25,317,489
FOOD & STAPLES RETAILING — 0.45%
METRO AG	702,683	23,546,981

		23,546,981
HEALTH CARE PROVIDERS & SERVICES — 4.24%
Fresenius Medical Care AG & Co. KGaA	849,386	81,339,271
Fresenius SE & Co. KGaA	1,636,854	140,275,371

		221,614,642
HOUSEHOLD PRODUCTS — 0.97%
Henkel AG & Co. KGaA	410,444	51,023,727

		51,023,727
INDUSTRIAL CONGLOMERATES — 8.25%
Siemens AG Registered	3,021,492	431,673,749

		431,673,749
INSURANCE — 9.58%
Allianz SE Registered	1,804,998	346,879,240
Hannover Rueck SE	238,315	28,406,437
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen Registered	636,111	125,715,192

		501,000,869
INTERNET & DIRECT MARKETING RETAIL — 0.40%
Zalando SEa,b,c	438,907	20,980,853

		20,980,853
INTERNET SOFTWARE & SERVICES — 0.51%
United Internet AG Registered[d]	486,219	26,774,511

		26,774,511
LIFE SCIENCES TOOLS & SERVICES — 0.56%
QIAGEN NV	866,656	29,207,408

		29,207,408
MACHINERY — 0.85%
GEA Group AG	722,693	29,723,346
MAN SE	138,958	14,705,468

		44,428,814
MEDIA — 1.21%
Axel Springer SE	191,767	12,067,328

135

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI GERMANY ETF

May 31, 2017

Security	Shares	Value
ProSiebenSat.1 Media SE Registered	920,273	$39,112,047
RTL Group SAa	152,963	11,916,639

		63,096,014
METALS & MINING — 0.74%
thyssenkrupp AG	1,452,922	38,574,278

		38,574,278
MULTI-UTILITIES — 2.68%
E.ON SE	8,693,596	76,135,099
Innogy SEb	548,425	22,528,197
RWE AGa	2,045,312	41,583,163

		140,246,459
PERSONAL PRODUCTS — 0.82%
Beiersdorf AG	398,128	42,799,642

		42,799,642
PHARMACEUTICALS — 9.47%
Bayer AG Registered	3,266,167	433,758,307
Merck KGaA	510,464	61,678,111

		495,436,418
REAL ESTATE MANAGEMENT & DEVELOPMENT — 2.43%
Deutsche Wohnen AG Bearer	1,400,711	54,994,608
Vonovia SE	1,840,549	72,387,675

		127,382,283
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 1.89%
Infineon Technologies AG	4,473,964	99,059,863

		99,059,863
SOFTWARE — 7.96%
SAP SE	3,881,741	416,597,354

		416,597,354
TEXTILES, APPAREL & LUXURY GOODS — 3.08%
adidas AG	743,701	142,378,695
HUGO BOSS AG	249,915	18,837,404

		161,216,099
TRADING COMPANIES & DISTRIBUTORS — 0.68%
Brenntag AG	610,265	35,341,519

		35,341,519
TRANSPORTATION INFRASTRUCTURE — 0.25%
Fraport AG Frankfurt Airport Services Worldwide	164,172	13,323,408

		13,323,408

TOTAL COMMON STOCKS (Cost: $4,969,142,929)		4,907,172,001

Security	Shares	Value
PREFERRED STOCKS — 5.50%

AUTO COMPONENTS — 0.21%
Schaeffler AG, Preference Shares	656,773	$10,860,251

		10,860,251
AUTOMOBILES — 3.11%
Bayerische Motoren Werke AG, Preference Shares	216,631	17,817,020
Porsche Automobil Holding SE, Preference Shares	604,815	34,651,837
Volkswagen AG, Preference Shares	732,999	110,244,440

		162,713,297
CHEMICALS — 0.29%
Fuchs Petrolub SE, Preference Shares	274,075	15,306,623

		15,306,623
HOUSEHOLD PRODUCTS — 1.89%
Henkel AG & Co. KGaA, Preference Shares	703,683	98,871,891

		98,871,891

TOTAL PREFERRED STOCKS (Cost: $345,316,110)		287,752,062

SHORT-TERM INVESTMENTS — 0.55%

MONEY MARKET FUNDS — 0.55%
BlackRock Cash Funds: Institutional, SL Agency Shares
1.16%[e,f,g]	24,045,624	24,057,646
BlackRock Cash Funds: Treasury, SL Agency Shares
0.73%[e,f]	4,673,223	4,673,223

		28,730,869

TOTAL SHORT-TERM INVESTMENTS (Cost: $28,730,549)		28,730,869

136

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI GERMANY ETF

May 31, 2017

Security	Value
TOTAL INVESTMENTS IN SECURITIES — 99.84% (Cost: $5,343,189,588)[h]	$5,223,654,932
Other Assets, Less Liabilities — 0.16%	8,422,853

NET ASSETS — 100.00%	$5,232,077,785

[a]	Non-income earning security.
[b]	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
[c]	All or a portion of this security represents a security on loan.
[d]	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
[e]	Affiliated money market fund.
[f]	The rate quoted is the annualized seven-day yield of the fund at period end.
[g]	All or a portion of this security represents an investment of securities lending collateral.
[h]	The cost of investments for federal income tax purposes was $5,403,935,165. Net unrealized depreciation was $180,280,233, of which $472,747,603 represented gross unrealized appreciation on securities and $653,027,836 represented gross unrealized depreciation on securities.

Schedule 1 — Futures Contracts

Futures contracts outstanding as of May 31, 2017 were as follows:

Issue	Number of long (short) contracts	Expiration date	Exchange	Initial notional value	Current notional value	Unrealized appreciation (depreciation)
DAX Index	102	Jun. 2017	Eurex	$34,856,934	$36,239,154	$1,382,220

Schedule 2 — Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of May 31, 2017. The breakdown of the Fund’s investments into major categories is disclosed in the schedule of investments above.

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common stocks	$4,907,172,001	$—	$—	$4,907,172,001
Preferred stocks	287,752,062	—	—	287,752,062
Money market funds	28,730,869	—	—	28,730,869

Total	$5,223,654,932	$—	$—	$5,223,654,932

Derivative financial instruments[a]:
Assets:
Futures contracts	$1,382,220	$—	$—	$1,382,220

Total	$1,382,220	$—	$—	$1,382,220

[a]	Shown at the unrealized appreciation (depreciation) on the contracts.

137

Schedule of Investments (Unaudited)

iSHARES® MSCI GLOBAL AGRICULTURE PRODUCERS ETF

May 31, 2017

Security	Shares	Value
COMMON STOCKS — 95.68%

AUSTRALIA — 1.67%
Australian Agricultural Co. Ltd.[a,b]	28,161	$39,412
Costa Group Holdings Ltd.	22,008	74,219
GrainCorp Ltd. Class A	17,808	136,814
Inghams Group Ltd.	16,212	39,828
Nufarm Ltd./Australia	15,771	116,116
Select Harvests Ltd.	5,229	16,232
Tassal Group Ltd.	13,944	46,713

		469,334
BRAZIL — 0.34%
Sao Martinho SA	12,600	69,939
SLC Agricola SA	4,200	26,124

		96,063
CANADA — 8.19%
Ag Growth International Inc.	1,407	60,584
Agrium Inc.	11,340	1,047,945
Clearwater Seafoods Inc.	2,772	23,499
Potash Corp. of Saskatchewan Inc.	68,670	1,134,247
Rogers Sugar Inc.	7,014	32,559

		2,298,834
CHINA — 1.24%
China Agri-Industries Holdings Ltd.[a]	168,200	72,310
China BlueChemical Ltd. Class H	168,000	42,688
China Huishan Dairy Holdings Co. Ltd.[b,c]	315,000	—
China Modern Dairy Holdings Ltd.[a]	105,000	20,616
China Shengmu Organic Milk Ltd.[a,b,d]	273,000	60,609
COFCO Meat Holdings Ltd.	168,000	33,201
First Tractor Co. Ltd. Class H	42,000	21,559
Hubei Sanonda Co. Ltd. Class B	12,900	10,843
Leyou Technologies Holdings Ltd.[a]	210,000	43,658
Sinofert Holdings Ltd.[b]	252,000	31,692
YuanShengTai Dairy Farm Ltd.[a]	189,000	10,551

		347,727
FINLAND — 0.09%
Ponsse OYJ	903	24,198

		24,198
FRANCE — 0.18%
Naturex[a,b]	525	51,249

		51,249
GERMANY — 2.10%
K+S AG Registered[b]	15,708	402,289

Security	Shares	Value
KWS Saat SEb	147	$60,335
Suedzucker AG	5,880	125,894

		588,518
HONG KONG — 2.17%
WH Group Ltd.[d]	651,000	609,859

		609,859
INDONESIA — 1.05%
Charoen Pokphand Indonesia Tbk PT	588,000	139,937
Eagle High Plantations Tbk PTa	1,010,100	20,778
Japfa Comfeed Indonesia Tbk PT	420,000	40,203
Perusahaan Perkebunan London Sumatra Indonesia Tbk PT	268,800	30,775
PT Tunas Baru Lampung Tbk	266,700	31,736
Salim Ivomas Pratama Tbk PT	176,400	7,880
Sawit Sumbermas Sarana Tbk PT	186,900	25,116

		296,425
IRELAND — 0.27%
Origin Enterprises PLC	9,870	74,695

		74,695
ISRAEL — 0.81%
Israel Chemicals Ltd.	40,887	173,284
Israel Corp. Ltd. (The)[a]	294	54,883

		228,167
ITALY — 3.27%
CNH Industrial NV	82,740	918,781

		918,781
JAPAN — 7.88%
Hokuto Corp.	2,100	38,113
Iseki & Co. Ltd.	21,000	42,348
Kubota Corp.	84,000	1,330,813
Kumiai Chemical Industry Co. Ltd.	8,400	49,298
Maruha Nichiro Corp.	4,200	120,396
Mitsui Sugar Co. Ltd.	2,100	62,382
NH Foods Ltd.	14,000	439,933
Nihon Nohyaku Co. Ltd.	4,200	24,877
Nippon Beet Sugar Manufacturing Co. Ltd.	700	13,920
Sakata Seed Corp.	2,100	67,129
YAMABIKO Corp.	2,100	24,003

		2,213,212
MALAYSIA — 1.96%
Felda Global Ventures Holdings Bhd[b]	126,000	51,519
Genting Plantations Bhd	18,900	48,310
IOI Corp. Bhd[b]	174,300	185,295

138

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI GLOBAL AGRICULTURE PRODUCERS ETF

May 31, 2017

Security	Shares	Value
Kuala Lumpur Kepong Bhd	35,700	$206,526
QL Resources Bhd	50,450	58,819

		550,469
MEXICO — 0.20%
Industrias Bachoco SAB de CV Series B	12,600	57,462

		57,462
NETHERLANDS — 0.58%
ForFarmers NV	1,365	14,425
OCI NVa,b	6,216	148,710

		163,135
NORWAY — 5.64%
Austevoll Seafood ASA	7,203	61,148
Bakkafrost P/F	3,360	124,867
Grieg Seafood ASA	5,250	39,519
Leroy Seafood Group ASA	24,507	132,393
Marine Harvest ASA	31,185	547,989
Norway Royal Salmon ASA	1,344	23,378
Salmar ASA	4,095	111,195
Yara International ASA	14,574	543,514

		1,584,003
PAKISTAN — 0.69%
Engro Corp. Ltd./Pakistan	23,100	81,986
Engro Fertilizers Ltd.	54,467	31,485
Fauji Fertilizer Bin Qasim Ltd.	31,500	19,248
Fauji Fertilizer Co. Ltd.	33,600	30,858
Millat Tractors Ltd.	2,100	30,593

		194,170
POLAND — 0.23%
Grupa Azoty SA	3,738	63,642

		63,642
RUSSIA — 0.49%
PhosAgro PJSC GDR	9,618	136,576

		136,576
SINGAPORE — 2.18%
Bumitama Agri Ltd.	39,900	21,632
China XLX Fertiliser Ltd.	42,000	10,834
First Resources Ltd.[b]	46,200	65,623
Golden Agri-Resources Ltd.	550,200	145,166
Indofood Agri Resources Ltd.	12,600	4,463
Japfa Ltd.[b]	27,300	10,755
Wilmar International Ltd.	138,600	354,665

		613,138

Security	Shares	Value
SOUTH AFRICA — 0.47%
Astral Foods Ltd.	3,276	$39,840
Oceana Group Ltd.	3,045	22,169
Tongaat Hulett Ltd.	7,770	69,885

		131,894
SOUTH KOREA — 0.46%
Dongwon Industries Co. Ltd.	126	38,095
Easy Bio Inc.	2,835	17,269
Farmsco	1,302	15,874
Harim Co. Ltd.	3,066	16,376
Namhae Chemical Corp.	2,856	28,315
Sajo Industries Co. Ltd.	189	12,931

		128,860
SPAIN — 0.00%
Pescanova SAa,c	414	—

		—
SWEDEN — 0.07%
Scandi Standard AB	3,024	19,172

		19,172
TAIWAN — 0.47%
Charoen Pokphand Enterprise	21,000	46,986
Taiwan Fertilizer Co. Ltd.	63,000	83,989

		130,975
THAILAND — 0.82%
Charoen Pokphand Foods PCL NVDR	213,200	155,863
GFPT PCL NVDR	51,500	28,426
Khon Kaen Sugar Industry PCL NVDR	153,454	24,104
Thaifoods Group PCL NVDR[a]	121,800	22,350

		230,743
TURKEY — 0.12%
Gubre Fabrikalari TAS	12,726	17,489
Turk Traktor ve Ziraat Makineleri AS	651	15,067

		32,556
UNITED KINGDOM — 0.47%
Sirius Minerals PLC[a]	332,556	132,014

		132,014
UNITED STATES — 51.57%
AGCO Corp.	5,124	328,090
AgroFresh Solutions Inc.[a]	1,638	11,515
American Vanguard Corp.	2,541	42,816
Archer-Daniels-Midland Co.	46,452	1,931,474

139

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI GLOBAL AGRICULTURE PRODUCERS ETF

May 31, 2017

Security	Shares	Value
Bunge Ltd.	11,382	$910,218
Cal-Maine Foods Inc.[b]	2,415	89,838
CF Industries Holdings Inc.	19,152	515,189
Darling Ingredients Inc.[a]	12,873	201,720
Deere & Co.	22,029	2,697,671
FMC Corp.	11,067	834,120
Fresh Del Monte Produce Inc.	2,667	135,163
Ingredion Inc.	5,796	661,266
Lindsay Corp.[b]	861	73,512
Monsanto Co.	35,931	4,219,018
Mosaic Co. (The)	27,321	618,274
Omega Protein Corp.	1,806	31,515
Sanderson Farms Inc.	1,680	199,416
Scotts Miracle-Gro Co. (The) Class A	3,864	334,661
Titan International Inc.	3,633	37,674
Toro Co. (The)	8,883	608,397

		14,481,547

TOTAL COMMON STOCKS
(Cost: $28,524,188)		26,867,418

INVESTMENT COMPANIES — 2.75%

INDIA — 2.75%
iShares India 50 ETF[e]	22,680	773,388

		773,388

TOTAL INVESTMENT COMPANIES
(Cost: $667,409)		773,388

PREFERRED STOCKS — 1.04%

CHILE — 1.04%
Sociedad Quimica y Minera de Chile SA Series B, Preference Shares	8,106	292,898

		292,898

TOTAL PREFERRED STOCKS
(Cost: $225,394)		292,898

WARRANTS — 0.00%

THAILAND — 0.00%
Thaifoods Group PCL PCL NVDR (Expires 05/18/20)[a]	8,400	—

		—

TOTAL WARRANTS
(Cost: $0)		—

Security	Shares	Value
SHORT-TERM INVESTMENTS — 15.03%

MONEY MARKET FUNDS — 15.03%
BlackRock Cash Funds: Institutional, SL Agency Shares
1.16%[f,g,h]	1,039,228	$1,039,748
BlackRock Cash Funds: Treasury, SL Agency Shares
0.73%[f,g]	3,179,389	3,179,389

		4,219,137

TOTAL SHORT-TERM INVESTMENTS
(Cost: $4,218,888)		4,219,137

TOTAL INVESTMENTS IN SECURITIES — 114.50%
(Cost: $33,635,879)[i]		32,152,841
Other Assets, Less Liabilities — (14.50)%		(4,071,624)

NET ASSETS — 100.00%		$28,081,217

GDR — Global Depositary Receipts

NVDR — Non-Voting Depositary Receipts

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan.
[c]	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
[d]	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
[e]	Affiliated issuer. See Schedule 1.
[f]	Affiliated money market fund.
[g]	The rate quoted is the annualized seven-day yield of the fund at period end.
[h]	All or a portion of this security represents an investment of securities lending collateral.
[i]	The cost of investments for federal income tax purposes was $33,884,723. Net unrealized depreciation was $1,731,882, of which $3,187,219 represented gross unrealized appreciation on securities and $4,919,101 represented gross unrealized depreciation on securities.

140

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI GLOBAL AGRICULTURE PRODUCERS ETF

May 31, 2017

Schedule 1 — Affiliates

Investments in issuers considered to be affiliates of the Fund (excluding affiliated money market funds) during the nine months ended May 31, 2017, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

Affiliated issuer	Shares held at beginning of period	Shares purchased	Shares sold	Shares held at end of period	Value at end of period	Dividend income	Net realized gain (loss)
iShares India 50 ETF	18,711	9,155	(5,186)	22,680	$773,388	$654	$34,049

Schedule 2 — Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of May 31, 2017. The breakdown of the Fund’s investments into major categories is disclosed in the schedule of investments above.

	Level 1	Level 2		Level 3		Total
Investments:
Assets:
Common stocks	$26,856,575	$10,843		$0	[a]	$26,867,418
Investment companies	773,388	—		—		773,388
Preferred stocks	292,898	—		—		292,898
Warrants	—	0	[a]	—		0	[a]
Money market funds	4,219,137	—		—		4,219,137

Total	$32,141,998	$10,843		$0	[a]	$32,152,841

[a]	Rounds to less than $1.

141

Schedule of Investments (Unaudited)

iSHARES® MSCI GLOBAL ENERGY PRODUCERS ETF

May 31, 2017

Security	Shares	Value
COMMON STOCKS — 98.35%

AUSTRALIA — 1.56%
Beach Energy Ltd.	19,891	$9,329
Karoon Gas Australia Ltd.[a,b]	4,716	4,652
Oil Search Ltd.	23,238	123,000
Santos Ltd.[a]	29,556	73,930
Whitehaven Coal Ltd.[a]	10,062	18,951
Woodside Petroleum Ltd.	12,582	301,138

		531,000
AUSTRIA — 0.40%
OMV AG	2,592	135,257

		135,257
BRAZIL — 0.63%
Petroleo Brasileiro SAa	50,400	211,684
QGEP Participacoes SA	1,800	3,214

		214,898
CANADA — 8.12%
Advantage Oil & Gas Ltd.[a,b]	3,114	19,620
ARC Resources Ltd.	5,711	71,329
Athabasca Oil Corp.[a]	5,148	4,688
Baytex Energy Corp.[a,b]	3,458	10,061
Birchcliff Energy Ltd.[b]	3,240	15,256
Bonavista Energy Corp.	2,808	5,655
Bonterra Energy Corp.	504	5,910
Cameco Corp.	6,768	62,384
Canacol Energy Ltd.[a]	684	2,046
Canadian Natural Resources Ltd.	18,342	528,791
Cardinal Energy Ltd.	959	4,033
Cenovus Energy Inc.	15,138	135,051
Crescent Point Energy Corp.	8,658	75,125
Crew Energy Inc.[a]	3,186	9,459
Denison Mines Corp.[a,b]	4,842	2,151
Encana Corp.	16,236	157,828
Enerplus Corp.[b]	3,780	29,805
Freehold Royalties Ltd.	1,134	10,847
Husky Energy Inc.[a]	6,055	69,708
Imperial Oil Ltd.	4,860	137,521
International Petroleum Corp./Sweden[a]	1,254	4,264
Kelt Exploration Ltd.[a]	2,275	10,577
MEG Energy Corp.[a,b]	3,456	13,203
NexGen Energy Ltd.[a]	4,374	9,909
NuVista Energy Ltd.[a]	2,628	13,347
Painted Pony Energy Ltd.[a,b]	1,746	6,153
Paramount Resources Ltd. Class Aa	1,098	16,470

Security	Shares	Value
Parex Resources Inc.[a]	2,088	$25,058
Pengrowth Energy Corp.[a,b]	10,117	8,239
Penn West Petroleum Ltd.[a,b]	6,840	9,470
Peyto Exploration & Development Corp.	3,060	55,482
PrairieSky Royalty Ltd.	3,618	78,055
Raging River Exploration Inc.[a]	3,474	20,473
Seven Generations Energy Ltd. Class Aa	4,184	75,056
Spartan Energy Corp.[a]	3,618	5,679
Suncor Energy Inc.	27,306	854,740
Surge Energy Inc.	4,896	8,119
TORC Oil & Gas Ltd.	1,404	5,655
Tourmaline Oil Corp.[a]	3,960	79,188
Trilogy Energy Corp.[a]	540	1,947
Vermilion Energy Inc.	2,196	68,724
Whitecap Resources Inc.	5,202	35,278

		2,762,354
CHINA — 2.29%
China Coal Energy Co. Ltd. Class Ha	36,000	15,800
China Shenhua Energy Co. Ltd. Class H	54,000	131,527
CNOOC Ltd.	306,000	349,492
Inner Mongolia Yitai Coal Co. Ltd. Class B	12,600	12,814
MIE Holdings Corp.[a]	32,000	2,875
PetroChina Co. Ltd. Class H	360,000	239,771
Yanzhou Coal Mining Co. Ltd. Class Hb	36,000	26,795

		779,074
COLOMBIA — 0.13%
Ecopetrol SA	94,284	43,064

		43,064
FINLAND — 0.26%
Neste OYJ	2,196	87,392

		87,392
FRANCE — 5.85%
Esso SA Francaise[a]	126	6,998
Etablissements Maurel et Prom[a,b]	1,818	7,871
Total SA	37,170	1,975,776

		1,990,645
GREECE — 0.07%
Hellenic Petroleum SAa	540	4,214
Motor Oil Hellas Corinth Refineries SA	1,065	20,527

		24,741

142

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI GLOBAL ENERGY PRODUCERS ETF

May 31, 2017

Security	Shares	Value
HUNGARY — 0.17%
MOL Hungarian Oil & Gas PLC	720	$58,605

		58,605
INDIA — 1.69%
Reliance Industries Ltd. GDR[a,c]	13,950	575,437

		575,437
INDONESIA — 0.42%
Adaro Energy Tbk PT	316,800	36,151
Bumi Resources Tbk PTa	435,600	12,558
Harum Energy Tbk PTa	14,400	2,281
Indo Tambangraya Megah Tbk PT	7,200	8,216
Medco Energi Internasional Tbk PTa	25,200	5,695
PT Delta Dunia Makmur Tbk[a]	81,000	5,138
Sugih Energy Tbk PTa,d	618,000	928
Tambang Batubara Bukit Asam Persero Tbk PT	12,600	10,311
United Tractors Tbk PT	28,800	60,054

		141,332
ISRAEL — 0.15%
Jerusalem Oil Exploration[a]	72	4,313
Naphtha Israel Petroleum Corp. Ltd.[a]	1,099	9,311
Oil Refineries Ltd.	33,102	14,076
Paz Oil Co. Ltd.	144	24,753

		52,453
ITALY — 2.00%
Eni SpA	42,426	672,206
Saras SpA	4,074	9,868

		682,074
JAPAN — 1.37%
Cosmo Energy Holdings Co. Ltd.	1,800	26,239
Idemitsu Kosan Co. Ltd.	1,800	50,459
INPEX Corp.	16,200	149,204
Japan Petroleum Exploration Co. Ltd.	100	2,016
JXTG Holdings Inc.	46,800	204,153
Showa Shell Sekiyu KK	3,600	33,075

		465,146
NEW ZEALAND — 0.01%
New Zealand Refining Co. Ltd. (The)	1,566	2,812

		2,812
NORWAY — 1.07%
Aker BP ASA	2,160	35,391
DNO ASA[a,b]	10,260	9,490
Statoil ASA	18,342	319,914

		364,795

Security	Shares	Value
PAKISTAN — 0.08%
Oil & Gas Development Co. Ltd.	10,800	$18,217
Pakistan Oilfields Ltd.	1,776	8,962

		27,179
PHILIPPINES — 0.02%
Petron Corp.	36,000	7,941

		7,941
POLAND — 0.51%
Grupa Lotos SAa	1,890	27,333
Lubelski Wegiel Bogdanka SAa	134	2,305
Polski Koncern Naftowy ORLEN SA	5,040	143,760

		173,398
PORTUGAL — 0.29%
Galp Energia SGPS SA	6,324	97,639

		97,639
RUSSIA — 2.44%
Lukoil PJSC	4,266	205,775
Lukoil PJSC ADR	2,734	130,549
Novatek PJSC GDR[e]	1,501	168,712
Rosneft Oil Co. PJSC	9,280	49,046
Rosneft Oil Co. PJSC GDR[e]	9,532	49,852
Surgutneftegas OJSC	52,200	27,773
Surgutneftegas OJSC ADR	5,760	29,952
Tatneft PJSC Class S	24,300	167,858

		829,517
SOUTH AFRICA — 0.08%
Exxaro Resources Ltd.	3,456	26,757

		26,757
SOUTH KOREA — 0.70%
S-Oil Corp.	828	76,543
SK Innovation Co. Ltd.	1,080	163,023

		239,566
SPAIN — 0.95%
Repsol SA	19,188	321,820

		321,820
SWEDEN — 0.19%
Lundin Petroleum ABa,b	3,384	65,847

		65,847
THAILAND — 0.47%
Bangchak Corp. PCL NVDR	9,000	8,984
Banpu PCL NVDR[b]	30,600	15,992
Esso Thailand PCL NVDR[a,b]	32,400	10,179
IRPC PCL NVDR	207,000	30,995

143

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI GLOBAL ENERGY PRODUCERS ETF

May 31, 2017

Security	Shares	Value
PTT Exploration & Production PCL NVDR	23,431	$61,914
Thai Oil PCL NVDR	14,400	32,554

		160,618
TURKEY — 0.19%
Tupras Turkiye Petrol Rafinerileri AS	2,430	65,276

		65,276
UNITED ARAB EMIRATES — 0.01%
Dana Gas PJSC[a]	27,095	3,024

		3,024
UNITED KINGDOM — 16.75%
Amerisur Resources PLC[a,b]	22,284	7,695
BP PLC	314,100	1,892,410
Cairn Energy PLC[a]	10,530	27,541
EnQuest PLC ADR[a,b]	22,770	10,362
Faroe Petroleum PLC[a]	8,100	9,411
Hurricane Energy PLC[a]	10,314	6,025
Nostrum Oil & Gas PLC[a]	1,135	7,788
Ophir Energy PLC[a,b]	15,642	16,710
Premier Oil PLC[a,b]	11,124	8,293
Royal Dutch Shell PLC Class A ADR	70,812	1,919,711
Royal Dutch Shell PLC Class B	61,326	1,696,984
SOCO International PLC	5,184	8,834
Sound Energy PLC[a]	9,288	8,483
Stobart Group Ltd.	6,408	22,997
Tullow Oil PLC[a,b]	23,778	56,113

		5,699,357
UNITED STATES — 49.48%
Alon USA Energy Inc.	738	9,114
Anadarko Petroleum Corp.	9,162	462,956
Antero Resources Corp.[a,b]	3,366	69,239
Apache Corp.	6,228	291,221
Arch Coal Inc. Class A	306	21,656
Bill Barrett Corp.[a,b]	846	2,927
Cabot Oil & Gas Corp.	7,812	173,348
California Resources Corp.[a]	649	7,068
Callon Petroleum Co.[a,b]	3,006	34,028
Carrizo Oil & Gas Inc.[a]	1,044	22,905
Centennial Resource Development Inc./DE Class Aa	1,260	19,643
Chesapeake Energy Corp.[a]	14,220	71,953
Chevron Corp.	30,708	3,177,664
Cimarex Energy Co.	1,602	172,311
Concho Resources Inc.[a]	2,466	312,640

Security	Shares	Value
ConocoPhillips	20,160	$900,950
CONSOL Energy Inc.[a,b]	3,096	44,923
Continental Resources Inc./OKa,b	1,584	59,558
CVR Energy Inc.	360	7,186
Delek U.S. Holdings Inc.	1,008	24,716
Denbury Resources Inc.[a]	6,552	10,025
Devon Energy Corp.	7,956	270,345
Diamondback Energy Inc.[a,b]	1,476	136,914
Eclipse Resources Corp.[a]	1,134	2,540
Energen Corp.[a]	1,638	93,432
Energy XXI Gulf Coast Inc.[a]	162	4,217
EOG Resources Inc.	9,450	853,430
EQT Corp.	2,880	159,178
Extraction Oil & Gas Inc.[a]	1,404	19,993
Exxon Mobil Corp.	67,122	5,403,321
Gran Tierra Energy Inc.[a,b]	4,644	10,821
Gulfport Energy Corp.[a]	2,286	32,804
Halcon Resources Corp.[a]	486	2,955
Hess Corp.	4,734	217,243
HollyFrontier Corp.	2,844	67,972
Kosmos Energy Ltd.[a]	3,258	19,548
Laredo Petroleum Inc.[a,b]	2,556	30,033
Marathon Oil Corp.	13,932	181,395
Marathon Petroleum Corp.	8,622	448,689
Matador Resources Co.[a]	1,368	31,177
Murphy Oil Corp.	2,898	70,740
Newfield Exploration Co.[a]	3,384	109,912
Noble Energy Inc.	7,720	221,487
Oasis Petroleum Inc.[a]	3,582	34,960
Occidental Petroleum Corp.	12,384	729,789
Par Pacific Holdings Inc.[a]	450	7,745
Parsley Energy Inc. Class Aa	3,546	105,139
PBF Energy Inc.	1,674	32,342
PDC Energy Inc.[a,b]	990	49,163
Pioneer Natural Resources Co.	2,790	465,539
QEP Resources Inc.[a]	3,726	37,260
Range Resources Corp.	3,852	88,827
Resolute Energy Corp.[a]	270	10,584
Ring Energy Inc.[a]	684	8,878
RSP Permian Inc.[a]	1,782	63,421
Sanchez Energy Corp.[a,b]	705	4,223
SandRidge Energy Inc.[a]	180	3,562
SM Energy Co.	1,674	28,408
Southwestern Energy Co.[a]	7,974	48,322
SRC Energy Inc.[a]	2,682	18,452

144

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI GLOBAL ENERGY PRODUCERS ETF

May 31, 2017

Security	Shares	Value
Tellurian Inc.[a]	900	$9,891
Tesoro Corp.	2,358	196,280
Valero Energy Corp.	7,398	454,755
Western Refining Inc.	1,386	50,173
Whiting Petroleum Corp.[a]	5,670	40,030
WPX Energy Inc.[a]	6,210	67,192

		16,839,112

TOTAL COMMON STOCKS
(Cost: $36,960,706)		33,468,130

PREFERRED STOCKS — 0.91%

BRAZIL — 0.74%
Petroleo Brasileiro SA, Preference Shares	63,000	251,783

		251,783
RUSSIA — 0.17%
Surgutneftegas OJSC, Preference Shares	118,800	58,968

		58,968

TOTAL PREFERRED STOCKS
(Cost: $258,962)		310,751

SHORT-TERM INVESTMENTS — 2.27%

MONEY MARKET FUNDS — 2.27%
BlackRock Cash Funds: Institutional, SL Agency Shares
1.16%[f,g,h]	758,134	758,513

Security	Shares	Value
BlackRock Cash Funds: Treasury, SL Agency Shares
0.73%[f,g]	13,307	$13,307

		771,820

TOTAL SHORT-TERM INVESTMENTS
(Cost: $771,656)		771,820

TOTAL INVESTMENTS IN SECURITIES — 101.53%
(Cost: $37,991,324)[i]		34,550,701
Other Assets, Less Liabilities — (1.53)%		(522,023)

NET ASSETS — 100.00%		$34,028,678

ADR  —  American Depositary Receipts

GDR  —  Global Depositary Receipts

NVDR  —  Non-Voting Depositary Receipts

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan.
[c]	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
[d]	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
[e]	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
[f]	Affiliated money market fund.
[g]	The rate quoted is the annualized seven-day yield of the fund at period end.
[h]	All or a portion of this security represents an investment of securities lending collateral.
[i]	The cost of investments for federal income tax purposes was $38,624,074. Net unrealized depreciation was $4,073,373, of which $1,302,232 represented gross unrealized appreciation on securities and $5,375,605 represented gross unrealized depreciation on securities.

Schedule 1 — Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of May 31, 2017. The breakdown of the Fund’s investments into major categories is disclosed in the schedule of investments above.

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common stocks	$33,467,202	$—	$928	$33,468,130
Preferred stocks	310,751	—	—	310,751
Money market funds	771,820	—	—	771,820

Total	$34,549,773	$—	$928	$34,550,701

145

Schedule of Investments (Unaudited)

iSHARES® MSCI GLOBAL GOLD MINERS ETF

May 31, 2017

Security	Shares	Value
COMMON STOCKS — 98.80%

AUSTRALIA — 11.22%
Newcrest Mining Ltd.	1,830,420	$28,806,542
Resolute Mining Ltd.	1,257,088	1,085,573
St. Barbara Ltd.[a,b]	2,034,428	4,361,845
Westgold Resources Ltd.[a,b]	1,396,876	2,027,813

		36,281,773
CANADA — 54.18%
Agnico Eagle Mines Ltd.	302,593	14,626,710
Alacer Gold Corp.[a,b]	1,737,385	2,546,844
Alamos Gold Inc. Class A	681,838	4,588,663
Asanko Gold Inc.[a,b]	710,812	1,152,497
Barrick Gold Corp.	2,871,927	47,500,444
Centerra Gold Inc.[b]	834,827	4,740,596
China Gold International Resources Corp. Ltd.[a,b]	1,504,295	2,160,607
Eldorado Gold Corp.[b]	2,318,851	7,021,619
Endeavour Mining Corp.[a,b]	197,268	3,110,838
Goldcorp Inc.	2,038,152	27,719,592
Guyana Goldfields Inc.[a]	541,979	2,170,805
IAMGOLD Corp.[a]	1,543,968	6,881,386
Kinross Gold Corp.[a]	3,509,442	15,173,718
Kirkland Lake Gold Ltd.[a,b]	664,377	5,164,699
New Gold Inc.[a,b]	2,031,218	5,864,922
Primero Mining Corp.[a,b]	214,420	79,374
Richmont Mines Inc.[a,b]	378,267	2,671,701
SEMAFO Inc.[a,b]	1,428,861	2,909,134
Silver Standard Resources Inc.[a,b]	362,410	3,442,452
Tahoe Resources Inc.	883,615	7,824,117
Yamana Gold Inc.	3,041,246	7,880,626

		175,231,344
PERU — 2.40%
Cia. de Minas Buenaventura SAA ADR	623,782	7,759,848

		7,759,848
SOUTH AFRICA — 8.51%
AngloGold Ashanti Ltd.	1,125,853	12,679,054
Gold Fields Ltd.	2,535,058	8,920,405
Harmony Gold Mining Co. Ltd.	1,723,844	3,435,595
Sibanye Gold Ltd.[b]	2,084,393	2,500,718

		27,535,772
TURKEY — 0.72%
Koza Altin Isletmeleri ASa	448,070	2,318,587

		2,318,587

Security	Shares	Value
UNITED KINGDOM — 7.09%
Acacia Mining PLC	101,533	$376,707
Centamin PLC	3,572,285	7,678,386
Randgold Resources Ltd.	156,591	14,888,439

		22,943,532
UNITED STATES — 14.68%
McEwen Mining Inc.	1,170,040	2,983,602
Newmont Mining Corp.	1,302,735	44,488,400

		47,472,002

TOTAL COMMON STOCKS
(Cost: $339,239,810)		319,542,858

RIGHTS — 0.37%

SOUTH AFRICA — 0.37%
Sibanye Gold Ltd. (Expires 06/09/17)[a,b]	3,522,657	1,202,158

		1,202,158

TOTAL RIGHTS
(Cost: $2,953,548)		1,202,158

SHORT-TERM INVESTMENTS — 9.39%

MONEY MARKET FUNDS — 9.39%
BlackRock Cash Funds: Institutional, SL Agency Shares
1.16%[c,d,e]	30,224,112	30,239,224
BlackRock Cash Funds: Treasury, SL Agency Shares
0.73%[c,d]	132,555	132,555

		30,371,779

TOTAL SHORT-TERM INVESTMENTS
(Cost: $30,369,911)		30,371,779

TOTAL INVESTMENTS IN SECURITIES — 108.56%
(Cost: $372,563,269)[f]		351,116,795
Other Assets, Less Liabilities — (8.56)%		(27,694,719)

NET ASSETS — 100.00%		$323,422,076

ADR  —  American Depositary Receipts

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan.
[c]	Affiliated money market fund.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral.
[f]	The cost of investments for federal income tax purposes was $392,797,621. Net unrealized depreciation was $41,680,826, of which $6,329,626 represented gross unrealized appreciation on securities and $48,010,452 represented gross unrealized depreciation on securities.

146

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI GLOBAL GOLD MINERS ETF

May 31, 2017

Schedule 1 — Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of May 31, 2017. The breakdown of the Fund’s investments into major categories is disclosed in the schedule of investments above.

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common stocks	$319,542,858	$—	$—	$319,542,858
Rights	1,202,158	—	—	1,202,158
Money market funds	30,371,779	—	—	30,371,779

Total	$351,116,795	$—	$—	$351,116,795

147

Schedule of Investments (Unaudited)

iSHARES® MSCI GLOBAL METALS & MINING PRODUCERS ETF

May 31, 2017

Security	Shares	Value
COMMON STOCKS — 96.19%

AUSTRALIA — 17.66%
Alumina Ltd.	868,338	$1,241,153
Arrium Ltd.[a,b,c]	727,228	5
BHP Billiton Ltd.	1,136,808	20,226,485
BlueScope Steel Ltd.	200,754	1,718,690
Fortescue Metals Group Ltd.	544,977	1,967,684
Galaxy Resources Ltd.	133,824	227,146
Iluka Resources Ltd.	150,138	1,020,462
Independence Group NL	180,576	481,259
Jacana Minerals Ltd.[b,c]	6,808	—
Mineral Resources Ltd.	53,694	403,722
Orocobre Ltd.[a,b]	70,794	193,418
OZ Minerals Ltd.	105,678	575,092
Pilbara Minerals Ltd.[a,b]	433,656	130,748
Rio Tinto Ltd.	149,796	7,004,295
Sandfire Resources NL	57,627	262,121
Sims Metal Management Ltd.	58,482	580,347
South32 Ltd.	1,894,680	3,723,704
Syrah Resources Ltd.[a,b]	91,827	187,308
Western Areas Ltd.[a,b]	100,890	165,237

		40,108,876
AUSTRIA — 0.79%
Voestalpine AG	39,672	1,798,053

		1,798,053
BELGIUM — 0.38%
Bekaert SA	12,996	675,678
Nyrstar NVa,b	30,780	190,782

		866,460
BRAZIL — 1.85%
Cia. Siderurgica Nacional SAb	205,200	434,092
Vale SA	449,700	3,767,839

		4,201,931
CANADA — 4.68%
Altius Minerals Corp.[a]	15,732	122,297
Dominion Diamond Corp.	30,951	398,946
First Quantum Minerals Ltd.	245,727	2,072,133
HudBay Minerals Inc.	83,277	426,034
Imperial Metals Corp.[b]	20,349	74,273
Ivanhoe Mines Ltd. Class Aa,b	226,575	647,501
Labrador Iron Ore Royalty Corp.	20,520	259,026
Lucara Diamond Corp.	120,726	268,141
Lundin Mining Corp.	230,166	1,267,813

Security	Shares	Value
Major Drilling Group International Inc.[b]	32,148	$179,936
Nevsun Resources Ltd.	106,533	256,335
Stornoway Diamond Corp.[b]	190,494	115,648
Teck Resources Ltd. Class Ba	201,780	3,592,810
Turquoise Hill Resources Ltd.[a,b]	362,178	943,856

		10,624,749
CHILE — 0.11%
CAP SA	26,038	253,075

		253,075
CHINA — 0.94%
Aluminum Corp. of China Ltd. Class Hb	1,368,000	637,263
Chiho-Tiande Group Ltd.[b]	342,000	161,949
China Daye Non-Ferrous Metals Mining Ltd.[b]	3,078,000	42,660
China Metal Recycling Holdings Ltd.[b,c]	132,000	—
Chongqing Iron & Steel Co. Ltd. Class Hb	342,000	49,155
Inner Mongolia Eerduosi Resourses Co. Ltd. Class B	91,074	84,972
Jiangxi Copper Co. Ltd. Class H	342,000	514,375
MMG Ltd.[a,b]	690,000	227,566
North Mining Shares Co. Ltd.[a,b]	5,130,000	105,991
Shougang Concord International Enterprises Co. Ltd.[b]	3,420,000	105,772
Shougang Fushan Resources Group Ltd.	1,026,000	172,482
Xinjiang Xinxin Mining Industry Co. Ltd. Class Hb	342,000	39,061

		2,141,246
EGYPT — 0.03%
Ezz Steel[b]	73,188	76,827

		76,827
FINLAND — 0.37%
Outokumpu OYJ	104,823	834,544

		834,544
FRANCE — 0.42%
APERAM SA	16,489	791,182
Eramet[a,b]	3,420	167,253

		958,435
GERMANY — 2.17%
Aurubis AGa	12,825	1,000,002

148

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI GLOBAL METALS & MINING PRODUCERS ETF

May 31, 2017

Security	Shares	Value
Salzgitter AG	13,680	$521,489
thyssenkrupp AG	127,908	3,395,887

		4,917,378
INDIA — 1.05%
Tata Steel Ltd. GDR[a,d]	311,473	2,382,768

		2,382,768
INDONESIA — 0.17%
Aneka Tambang Persero Tbk PTb	3,197,738	186,055
Krakatau Steel Persero Tbk PTb	1,316,853	63,272
Pelat Timah Nusantara Tbk PT	129,900	49,980
Timah Persero Tbk PT	1,322,767	89,376

		388,683
JAPAN — 8.94%
Asahi Holdings Inc.	4,900	83,613
Daido Steel Co. Ltd.	58,000	317,837
Dowa Holdings Co. Ltd.	71,000	536,745
Hitachi Metals Ltd.	85,500	1,140,412
JFE Holdings Inc.	191,400	3,195,914
Kobe Steel Ltd.[b]	119,700	1,096,497
Kyoei Steel Ltd.	17,100	259,782
Maruichi Steel Tube Ltd.	27,600	809,893
Mitsubishi Materials Corp.	35,700	1,008,839
Mitsui Mining & Smelting Co. Ltd.	171,000	681,928
Nakayama Steel Works Ltd.	34,200	202,259
Neturen Co. Ltd.	34,200	309,574
Nippon Denko Co. Ltd.	102,600	354,417
Nippon Light Metal Holdings Co. Ltd.	273,600	640,796
Nippon Steel & Sumitomo Metal Corp.	273,640	5,831,104
Nisshin Steel Co. Ltd.	34,200	377,302
OSAKA Titanium Technologies Co. Ltd.[a]	1,800	26,922
Sumitomo Metal Mining Co. Ltd.	171,000	2,081,349
Toho Titanium Co. Ltd.[a]	17,100	117,520
Tokyo Steel Manufacturing Co. Ltd.[a]	51,300	407,765
Topy Industries Ltd.	4,400	116,222
Toyo Kohan Co. Ltd.	51,300	180,456
UACJ Corp.	43,386	112,992
Yamato Kogyo Co. Ltd.	17,100	410,858

		20,300,996
MEXICO — 1.79%
Grupo Mexico SAB de CV Series B	1,352,445	3,652,364
Industrias CH SAB de CV Series Ba,b	51,300	255,570

Security	Shares	Value
Minera Frisco SAB de CV Series A1[b]	256,500	$155,959

		4,063,893
NETHERLANDS — 2.33%
AMG Advanced Metallurgical Group NV	9,576	272,867
ArcelorMittal[b]	231,534	5,026,250

		5,299,117
NORWAY — 1.15%
Norsk Hydro ASA	484,443	2,618,813

		2,618,813
PAKISTAN — 0.06%
International Steels Ltd.	85,500	131,902

		131,902
PERU — 0.50%
Southern Copper Corp.	32,490	1,135,850

		1,135,850
PHILIPPINES — 0.03%
Nickel Asia Corp.	487,800	61,741

		61,741
POLAND — 0.82%
Boryszew SAb	47,880	142,683
Jastrzebska Spolka Weglowa SAa,b	18,407	330,851
KGHM Polska Miedz SA	48,906	1,389,073

		1,862,607
RUSSIA — 2.55%
Alrosa PJSC	923,400	1,450,761
Mechel PJSC[b]	28,215	151,797
MMC Norilsk Nickel PJSC	19,836	2,779,923
Novolipetsk Steel PJSC	288,563	571,915
Raspadskaya OAO	39,330	44,386
Severstal PJSC	59,850	779,408

		5,778,190
SINGAPORE — 0.05%
Midas Holdings Ltd.[a,b]	752,400	122,372

		122,372
SOUTH AFRICA — 0.86%
African Rainbow Minerals Ltd.	38,304	235,873
Anglo American Platinum Ltd.[b]	19,494	412,329
ArcelorMittal South Africa Ltd.[b]	70,623	41,561
Assore Ltd.	12,654	184,154
Impala Platinum Holdings Ltd.[b]	222,984	621,793
Northam Platinum Ltd.[b]	121,239	404,368

149

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI GLOBAL METALS & MINING PRODUCERS ETF

May 31, 2017

Security	Shares	Value
Royal Bafokeng Platinum Ltd.[b]	28,386	$62,299

		1,962,377
SOUTH KOREA — 4.55%
Dongkuk Steel Mill Co. Ltd.	20,590	229,881
Hyundai Steel Co.	28,044	1,482,855
Jenax Inc.[a,b]	5,301	123,576
KISCO Corp.	1,716	58,549
KISWIRE Ltd.	2,143	76,563
Korea Zinc Co. Ltd.	3,078	1,204,148
Poongsan Corp.	8,892	328,804
Poongsan Holdings Corp.	2,394	110,548
POSCO	25,821	6,503,682
Seah Besteel Corp.	4,446	112,977
SeAH Steel Corp.	1,053	89,725

		10,321,308
SPAIN — 0.40%
Acerinox SA	56,544	764,595
Tubacex SA	34,884	145,336

		909,931
SWEDEN — 1.72%
Boliden AB	98,667	2,705,807
Granges AB	29,241	274,714
SSAB AB Class Aa,b	80,401	328,741
SSAB AB Class Bb	179,892	600,331

		3,909,593
SWITZERLAND — 0.08%
Schmolz + Bickenbach AG Registered[a,b]	195,966	178,234

		178,234
TAIWAN — 2.12%
China Metal Products	171,011	165,161
China Steel Corp.	4,446,612	3,658,820
Feng Hsin Steel Co. Ltd.	171,000	287,094
Gloria Material Technology Corp.	342,000	225,696
TA Chen Stainless Pipe	33,559	18,855
Ton Yi Industrial Corp.	70,000	33,861
Tung Ho Steel Enterprise Corp.	342,000	281,977
Yieh Phui Enterprise Co. Ltd.[b]	342,440	145,155

		4,816,619
THAILAND — 0.02%
STP & I PCL NVDR[a]	212,360	53,932

		53,932

Security	Shares	Value
TURKEY — 0.46%
Borusan Mannesmann Boru Sanayi ve Ticaret ASa	24,453	$62,161
Eregli Demir ve Celik Fabrikalari TAS	488,718	883,051
Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS Class Da,b	251,564	106,700

		1,051,912
UNITED KINGDOM — 25.34%
Anglo American PLC[b]	472,815	6,296,078
Antofagasta PLC	140,049	1,448,179
BHP Billiton PLC	748,980	11,341,692
Evraz PLC[b]	121,923	299,053
Ferrexpo PLC	99,522	220,597
Glencore PLC	4,327,326	15,926,724
Hill & Smith Holdings PLC	24,282	451,081
KAZ Minerals PLC[b]	87,210	546,256
Lonmin PLC[a,b]	102,942	97,676
Petra Diamonds Ltd.[a,b]	193,401	323,823
Rio Tinto PLC	438,786	17,574,143
Vedanta Ltd. ADR	188,613	2,795,245
Vedanta Resources PLC	28,557	225,434

		57,545,981
UNITED STATES — 11.80%
AK Steel Holding Corp.[b]	108,585	662,368
Alcoa Corp.	66,348	2,185,503
Allegheny Technologies Inc.	37,962	585,754
Carpenter Technology Corp.	16,245	592,455
Century Aluminum Co.[a,b]	18,297	263,843
Cliffs Natural Resources Inc.[b]	96,102	566,041
Commercial Metals Co.	40,698	736,634
Compass Minerals International Inc.	12,654	811,754
Freeport-McMoRan Inc.[b]	487,008	5,595,722
Haynes International Inc.	4,446	159,167
Kaiser Aluminum Corp.	6,327	521,092
Materion Corp.	9,063	309,955
Nucor Corp.	112,005	6,507,490
Reliance Steel & Aluminum Co.	25,650	1,871,167
Ryerson Holding Corp.[b]	4,617	38,552
Schnitzer Steel Industries Inc. Class A	8,892	171,616
Steel Dynamics Inc.	85,329	2,900,333
SunCoke Energy Inc.[b]	20,520	179,345
TimkenSteel Corp.[b]	12,141	159,047
U.S. Steel Corp.	60,363	1,258,568

150

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI GLOBAL METALS & MINING PRODUCERS ETF

May 31, 2017

Security	Shares	Value
Worthington Industries Inc.	17,100	$717,687

		26,794,093

TOTAL COMMON STOCKS
(Cost: $230,886,894)		218,472,486

PREFERRED STOCKS — 3.26%

BRAZIL — 3.26%
Bradespar SA, Preference Shares	85,500	504,120
Gerdau SA, Preference Shares	324,900	955,824
Metalurgica Gerdau SA, Preference Shares	222,300	305,741
Usinas Siderurgicas de Minas Gerais SA Class A, Preference Shares	153,900	188,412
Vale SA, Preference Shares	684,000	5,439,855

		7,393,952

TOTAL PREFERRED STOCKS
(Cost: $3,487,444)		7,393,952

SHORT-TERM INVESTMENTS — 3.20%

MONEY MARKET FUNDS — 3.20%
BlackRock Cash Funds: Institutional, SL Agency Shares
1.16%[e,f,g]	6,791,007	6,794,402

Security	Shares	Value
BlackRock Cash Funds: Treasury, SL Agency Shares
0.73%[e,f]	472,496	$472,496

		7,266,898

TOTAL SHORT-TERM INVESTMENTS
(Cost: $7,264,441)		7,266,898

TOTAL INVESTMENTS IN SECURITIES — 102.65%
(Cost: $241,638,779)[h]		233,133,336
Other Assets, Less Liabilities — (2.65)%		(6,014,814)

NET ASSETS — 100.00%		$227,118,522

ADR  —  American Depositary Receipts

GDR  —  Global Depositary Receipts

NVDR  —  Non-Voting Depositary Receipts

[a]	All or a portion of this security represents a security on loan.
[b]	Non-income earning security.
[c]	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
[d]	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
[e]	Affiliated money market fund.
[f]	The rate quoted is the annualized seven-day yield of the fund at period end.
[g]	All or a portion of this security represents an investment of securities lending collateral.
[h]	The cost of investments for federal income tax purposes was $252,693,269. Net unrealized depreciation was $19,559,933, of which $16,644,698 represented gross unrealized appreciation on securities and $36,204,631 represented gross unrealized depreciation on securities.

Schedule 1 — Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of May 31, 2017. The breakdown of the Fund’s investments into major categories is disclosed in the schedule of investments above.

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common stocks	$218,472,481	$—	$5	$218,472,486
Preferred stocks	7,393,952	—	—	7,393,952
Money market funds	7,266,898	—	—	7,266,898

Total	$233,133,331	$—	$5	$233,133,336

151

Schedule of Investments (Unaudited)

iSHARES® MSCI GLOBAL SILVER MINERS ETF

May 31, 2017

Security	Shares	Value
COMMON STOCKS — 99.83%

CANADA — 57.76%
Alexco Resource Corp.[a,b]	368,002	$482,241
Americas Silver Corp.[a,b]	183,282	526,493
Dalradian Resources Inc.[a,b]	780,213	866,454
Dundee Precious Metals Inc.[a,b]	388,330	649,756
Endeavour Silver Corp.[a,b]	304,502	885,980
Excellon Resources Inc.[a,b]	381,042	425,982
First Majestic Silver Corp.[a,b]	312,169	2,611,616
Fortuna Silver Mines Inc.[a]	340,218	1,604,493
GoGold Resources Inc.[a,b]	783,619	400,309
Great Panther Silver Ltd.[a,b]	490,990	585,248
Klondex Mines Ltd.[a]	380,718	1,138,743
Levon Resources Ltd.[a]	1,313,912	350,195
MAG Silver Corp.[a,b]	151,719	1,826,424
Mandalay Resources Corp.[b]	1,241,017	532,901
Minco Silver Corp.[a,b]	435,977	326,006
Pan American Silver Corp.	169,468	2,955,998
Primero Mining Corp.[a,b]	53,486	19,799
Silver Standard Resources Inc.[a,b]	243,440	2,312,383
Silvercorp Metals Inc.[b]	393,988	1,149,265
Tahoe Resources Inc.	310,022	2,745,142
Wheaton Precious Metals Corp.	696,624	14,234,710

		36,630,138
CHINA — 0.86%
China Silver Group Ltd.[b]	2,880,000	543,295

		543,295
MEXICO — 8.54%
Industrias Penoles SAB de CV	249,989	5,419,739

		5,419,739
PERU — 4.65%
Cia. de Minas Buenaventura SAA ADR	236,966	2,947,857

		2,947,857
UNITED KINGDOM — 15.83%
Fresnillo PLC	391,939	7,974,148
Hochschild Mining PLC	558,612	2,065,347

		10,039,495
UNITED STATES — 12.19%
Coeur Mining Inc.[a]	310,119	2,877,904
Golden Minerals Co.[a]	551,952	331,171
Hecla Mining Co.	497,878	2,857,820
McEwen Mining Inc.	509,581	1,299,432

Security	Shares	Value
Solitario Exploration & Royalty Corp.[a]	520,845	$364,591

		7,730,918

TOTAL COMMON STOCKS (Cost: $63,602,566)		63,311,442

SHORT-TERM INVESTMENTS — 16.05%

MONEY MARKET FUNDS — 16.05%
BlackRock Cash Funds: Institutional, SL Agency Shares
1.16%[c,d,e]	10,132,284	10,137,351
BlackRock Cash Funds: Treasury, SL Agency Shares
0.73%[c,d]	41,256	41,256

		10,178,607

TOTAL SHORT-TERM INVESTMENTS (Cost: $10,175,292)		10,178,607

TOTAL INVESTMENTS IN SECURITIES — 115.88% (Cost: $73,777,858)[f]		73,490,049
Other Assets, Less Liabilities — (15.88)%		(10,072,020)

NET ASSETS — 100.00%		$63,418,029

ADR — American Depositary Receipts

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan.
[c]	Affiliated money market fund.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral.
[f]	The cost of investments for federal income tax purposes was $77,977,080. Net unrealized depreciation was $4,487,031, of which $5,076,670 represented gross unrealized appreciation on securities and $9,563,701 represented gross unrealized depreciation on securities.

152

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI GLOBAL SILVER MINERS ETF

May 31, 2017

Schedule 1 — Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of May 31, 2017. The breakdown of the Fund’s investments into major categories is disclosed in the schedule of investments above.

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common stocks	$63,311,442	$—	$—	$63,311,442
Money market funds	10,178,607	—	—	10,178,607

Total	$73,490,049	$—	$—	$73,490,049

153

Schedule of Investments (Unaudited)

iSHARES® MSCI HONG KONG ETF

May 31, 2017

Security	Shares	Value
COMMON STOCKS — 99.10%

BANKS — 7.90%
Bank of East Asia Ltd. (The)	4,472,410	$18,882,673
BOC Hong Kong Holdings Ltd.	13,607,500	61,380,391
Hang Seng Bank Ltd.	2,812,100	59,363,929

		139,626,993
CAPITAL MARKETS — 6.11%
Hong Kong Exchanges & Clearing Ltd.[a]	4,277,000	107,961,668

		107,961,668
DIVERSIFIED FINANCIAL SERVICES — 0.35%
First Pacific Co. Ltd./Hong Kong	7,914,999	6,195,932

		6,195,932
DIVERSIFIED TELECOMMUNICATION SERVICES — 1.55%
HKT Trust & HKT Ltd.	13,921,500	18,222,677
PCCW Ltd.	15,594,169	9,085,400

		27,308,077
ELECTRIC UTILITIES — 8.02%
Cheung Kong Infrastructure Holdings Ltd.	2,437,000	21,000,398
CLP Holdings Ltd.	6,038,700	66,025,094
HK Electric Investments & HK Electric Investments Ltd.[b]	9,734,500	8,919,445
Power Assets Holdings Ltd.	5,101,500	45,696,116

		141,641,053
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) — 3.63%
Link REIT	8,137,500	64,223,223

		64,223,223
FOOD PRODUCTS — 1.57%
WH Group Ltd.[b]	29,631,500	27,758,914

		27,758,914
GAS UTILITIES — 3.40%
Hong Kong & China Gas Co. Ltd.[a]	28,057,912	59,986,887

		59,986,887
HOTELS, RESTAURANTS & LEISURE — 8.27%
Galaxy Entertainment Group Ltd.	8,641,000	49,955,668
Melco Resorts & Entertainment Ltd. ADR	906,088	20,459,467
MGM China Holdings Ltd.	3,485,488	7,738,124
Sands China Ltd.[a]	8,904,000	41,078,069
Shangri-La Asia Ltd.	4,618,000	7,064,089

Security	Shares	Value
SJM Holdings Ltd.	7,312,000	$7,093,882
Wynn Macau Ltd.[a,c]	5,731,600	12,724,712

		146,114,011
HOUSEHOLD DURABLES — 1.35%
Techtronic Industries Co. Ltd.	5,054,147	23,900,739

		23,900,739
INDUSTRIAL CONGLOMERATES — 12.73%
CK Hutchison Holdings Ltd.	9,929,767	129,466,898
Jardine Matheson Holdings Ltd.	788,000	50,345,320
Jardine Strategic Holdings Ltd.	814,500	34,184,565
NWS Holdings Ltd.	5,671,000	10,974,556

		224,971,339
INSURANCE — 17.79%
AIA Group Ltd.	44,334,600	314,341,016

		314,341,016
REAL ESTATE MANAGEMENT & DEVELOPMENT — 22.77%
Cheung Kong Property Holdings Ltd.	9,781,767	73,434,333
Hang Lung Group Ltd.	3,255,000	13,492,098
Hang Lung Properties Ltd.	7,442,000	19,243,794
Henderson Land Development Co. Ltd.	4,012,966	25,929,308
Hongkong Land Holdings Ltd.	4,325,900	32,703,804
Hysan Development Co. Ltd.	2,305,000	10,885,408
Kerry Properties Ltd.	2,384,500	8,430,336
New World Development Co. Ltd.	21,367,066	26,597,609
Sino Land Co. Ltd.	11,512,000	20,032,560
Sun Hung Kai Properties Ltd.	5,324,000	78,775,892
Swire Pacific Ltd. Class A	1,831,000	18,022,278
Swire Properties Ltd.[a]	4,302,400	14,355,229
Wharf Holdings Ltd. (The)	4,460,150	37,948,007
Wheelock & Co. Ltd.	2,992,357	22,387,621

		402,238,277
ROAD & RAIL — 1.75%
MTR Corp. Ltd.	5,429,083	30,933,953

		30,933,953
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 0.79%
ASM Pacific Technology Ltd.	975,800	14,000,018

		14,000,018
TEXTILES, APPAREL & LUXURY GOODS — 1.12%
Li & Fung Ltd.[a]	21,632,000	8,911,026

154

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI HONG KONG ETF

May 31, 2017

Security	Shares	Value
Yue Yuen Industrial Holdings Ltd.	2,728,000	$10,870,060

		19,781,086

TOTAL COMMON STOCKS (Cost: $1,731,940,039)		1,750,983,186

SHORT-TERM INVESTMENTS — 2.23%

MONEY MARKET FUNDS — 2.23%
BlackRock Cash Funds: Institutional, SL Agency Shares
1.16%[d,e,f]	37,945,493	37,964,465
BlackRock Cash Funds: Treasury, SL Agency Shares
0.73%[d,e]	1,434,208	1,434,208

		39,398,673

TOTAL SHORT-TERM INVESTMENTS (Cost: $39,380,296)		39,398,673

Value
TOTAL INVESTMENTS IN SECURITIES — 101.33%
(Cost: $1,771,320,335)[g]	$1,790,381,859
Other Assets, Less Liabilities — (1.33)%	(23,541,255)

NET ASSETS — 100.00%	$1,766,840,604

ADR  —  American Depositary Receipts

[a]	All or a portion of this security represents a security on loan.
[b]	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
[c]	Non-income earning security.
[d]	Affiliated money market fund.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.
[f]	All or a portion of this security represents an investment of securities lending collateral.
[g]	The cost of investments for federal income tax purposes was $1,788,022,760. Net unrealized appreciation was $2,359,099, of which $145,769,484 represented gross unrealized appreciation on securities and $143,410,385 represented gross unrealized depreciation on securities.

Schedule 1 — Futures Contracts

Futures contracts outstanding as of May 31, 2017 were as follows:

Issue	Number of long (short) contracts	Expiration date	Exchange	Initial notional value	Current notional value	Unrealized appreciation (depreciation)
Hang Seng Index	94	Jun. 2017	Hong Kong Futures	$15,256,186	$15,368,812	$112,626

Schedule 2 — Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of May 31, 2017. The breakdown of the Fund’s investments into major categories is disclosed in the schedule of investments above.

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common stocks	$1,750,983,186	$—	$—	$1,750,983,186
Money market funds	39,398,673	—	—	39,398,673

Total	$1,790,381,859	$—	$—	$1,790,381,859

Derivative financial instruments[a]:
Assets:
Futures contracts	$112,626	$—	$—	$112,626

Total	$112,626	$—	$—	$112,626

[a]	Shown at the unrealized appreciation (depreciation) on the contracts.

155

Schedule of Investments (Unaudited)

iSHARES® MSCI ISRAEL CAPPED ETF

May 31, 2017

Security	Shares	Value
COMMON STOCKS — 99.82%

AEROSPACE & DEFENSE — 2.42%
Elbit Systems Ltd.	19,313	$2,349,122

		2,349,122
AIRLINES — 0.18%
El Al Israel Airlines	186,471	170,702

		170,702
BANKS — 15.15%
Bank Hapoalim BM	767,620	5,114,141
Bank Leumi Le-Israel BMa	920,423	4,504,203
First International Bank of Israel Ltd.	38,240	671,926
Israel Discount Bank Ltd. Class Aa	915,873	2,381,740
Mizrahi Tefahot Bank Ltd.	115,436	2,057,059

		14,729,069
BUILDING PRODUCTS — 0.78%
Caesarstone Ltd.[a]	20,140	756,257

		756,257
CHEMICALS — 4.62%
Frutarom Industries Ltd.	31,733	2,063,950
Israel Chemicals Ltd.	426,170	1,806,162
Israel Corp. Ltd. (The)[a]	3,356	626,482

		4,496,594
COMMUNICATIONS EQUIPMENT — 1.30%
Ituran Location and Control Ltd.	16,861	542,924
Radware Ltd.[a,b]	40,719	717,062

		1,259,986
CONSTRUCTION & ENGINEERING — 1.29%
Electra Ltd./Israel	1,943	423,318
Shapir Engineering and Industry Ltd.[b]	107,668	334,019
Shikun & Binui Ltd.	204,010	495,773

		1,253,110
DIVERSIFIED TELECOMMUNICATION SERVICES — 3.32%
B Communications Ltd.	14,784	300,333
Bezeq The Israeli Telecommunication Corp. Ltd.	1,686,312	2,926,854

		3,227,187
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 1.43%
Orbotech Ltd.[a]	38,865	1,386,703

		1,386,703

Security	Shares	Value
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) — 0.61%
REIT 1 Ltd.	160,518	$590,496

		590,496
FOOD & STAPLES RETAILING — 0.78%
Rami Levy Chain Stores Hashikma Marketing 2006 Ltd.	7,065	359,308
Shufersal Ltd.	72,082	398,363

		757,671
FOOD PRODUCTS — 0.75%
Strauss Group Ltd.	40,239	734,336

		734,336
HEALTH CARE EQUIPMENT & SUPPLIES — 0.21%
Mazor Robotics Ltd.[a,b]	10,302	207,944

		207,944
HOUSEHOLD DURABLES — 0.33%
SodaStream International Ltd.[a]	6,023	319,098

		319,098
INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS — 0.30%
Kenon Holdings Ltd./Singapore[a]	21,803	295,569

		295,569
INSURANCE — 2.65%
Clal Insurance Enterprises Holdings Ltd.[a]	21,884	384,159
Harel Insurance Investments & Financial Services Ltd.	104,203	613,859
IDI Insurance Co. Ltd.	7,293	419,328
Menora Mivtachim Holdings Ltd.	29,490	368,531
Migdal Insurance & Financial Holding Ltd.	401,221	439,843
Phoenix Holdings Ltd. (The)[a]	75,070	350,183

		2,575,903
INTERNET SOFTWARE & SERVICES — 1.75%
Wix.com Ltd.[a]	23,110	1,703,207

		1,703,207
IT SERVICES — 0.59%
Formula Systems 1985 Ltd.	3,909	165,448
Matrix IT Ltd.	37,036	405,279

		570,727
MACHINERY — 0.45%
Kornit Digital Ltd.[a]	26,167	438,297

		438,297

156

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI ISRAEL CAPPED ETF

May 31, 2017

Security	Shares	Value
OIL, GAS & CONSUMABLE FUELS — 3.50%
Delek Group Ltd.	3,787	$923,398
Jerusalem Oil Exploration[a]	8,710	521,744
Naphtha Israel Petroleum Corp. Ltd.[a]	40,579	343,954
Oil Refineries Ltd.	1,272,898	541,268
Paz Oil Co. Ltd.	6,250	1,074,365

		3,404,729
PHARMACEUTICALS — 20.75%
Neuroderm Ltd.[a]	17,531	418,114
Taro Pharmaceutical Industries Ltd.[a,b]	9,067	966,633
Teva Pharmaceutical Industries Ltd. ADR	674,396	18,788,673

		20,173,420
REAL ESTATE MANAGEMENT & DEVELOPMENT — 7.61%
Africa Israel Properties Ltd.[a]	15,468	340,310
Airport City Ltd.[a]	59,102	798,864
Alony Hetz Properties & Investments Ltd.	90,753	900,017
Amot Investments Ltd.	119,867	603,179
Azrieli Group Ltd.	35,236	1,894,559
Bayside Land Corp.	811	365,480
Big Shopping Centers Ltd.	2,152	165,627
Blue Square Real Estate Ltd.	3,285	166,974
Gazit-Globe Ltd.	88,699	865,362
Jerusalem Economy Ltd.[a]	62,674	160,240
Melisron Ltd.	16,144	838,359
Norstar Holdings Inc.	15,284	300,170

		7,399,141
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 1.91%
Tower Semiconductor Ltd.[a]	71,494	1,854,152

		1,854,152
SOFTWARE — 25.25%
Check Point Software Technologies Ltd.[a,b]	98,372	11,022,583
CyberArk Software Ltd.[a]	17,090	837,581
Mobileye NVa	138,353	8,564,051
Nice Ltd.	48,325	3,761,630
Sapiens International Corp. NV	28,582	366,067

		24,551,912
SPECIALTY RETAIL — 0.39%
Delek Automotive Systems Ltd.	43,222	379,061

		379,061

Security	Shares	Value
TEXTILES, APPAREL & LUXURY GOODS — 0.34%
Delta-Galil Industries Ltd.[b]	10,914	$332,419

		332,419
WIRELESS TELECOMMUNICATION SERVICES — 1.16%
Cellcom Israel Ltd.[a]	55,485	540,067
Partner Communications Co. Ltd.[a]	106,386	589,146

		1,129,213

TOTAL COMMON STOCKS (Cost: $99,739,982)		97,046,025

SHORT-TERM INVESTMENTS — 11.20%

MONEY MARKET FUNDS — 11.20%
BlackRock Cash Funds: Institutional, SL Agency Shares
1.16%[c,d,e]	10,864,050	10,869,482
BlackRock Cash Funds: Treasury, SL Agency Shares
0.73%[c,d]	16,471	16,471

		10,885,953

TOTAL SHORT-TERM INVESTMENTS (Cost: $10,884,536)		10,885,953

TOTAL INVESTMENTS IN SECURITIES — 111.02% (Cost: $110,624,518)[f]		107,931,978
Other Assets, Less Liabilities — (11.02)%		(10,716,526)

NET ASSETS — 100.00%		$97,215,452

ADR — American Depositary Receipts

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan.
[c]	Affiliated money market fund.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral.
[f]	The cost of investments for federal income tax purposes was $112,463,303. Net unrealized depreciation was $4,531,325, of which $16,717,225 represented gross unrealized appreciation on securities and $21,248,550 represented gross unrealized depreciation on securities.

157

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI ISRAEL CAPPED ETF

May 31, 2017

Schedule 1 — Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of May 31, 2017. The breakdown of the Fund’s investments into major categories is disclosed in the schedule of investments above.

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common stocks	$97,046,025	$—	$—	$97,046,025
Money market funds	10,885,953	—	—	10,885,953

Total	$107,931,978	$—	$—	$107,931,978

158

Schedule of Investments (Unaudited)

iSHARES® MSCI ITALY CAPPED ETF

May 31, 2017

Security	Shares	Value
COMMON STOCKS — 97.95%

AEROSPACE & DEFENSE — 3.05%
Leonardo SpA	1,020,041	$17,985,529

		17,985,529
AUTOMOBILES — 8.03%
Ferrari NV	287,215	24,868,945
Fiat Chrysler Automobiles NVa	2,140,038	22,488,491

		47,357,436
BANKS — 21.94%
Intesa Sanpaolo SpA	20,474,401	58,663,794
Mediobanca SpA	1,489,552	14,137,012
UniCredit SpA[a]	3,229,132	56,537,153

		129,337,959
DIVERSIFIED FINANCIAL SERVICES — 2.62%
EXOR NV	276,616	15,443,868

		15,443,868
DIVERSIFIED TELECOMMUNICATION SERVICES — 3.19%
Telecom Italia SpA/Milano[a]	20,101,196	18,828,964

		18,828,964
ELECTRIC UTILITIES — 15.63%
Enel SpA	13,422,024	71,812,818
Terna Rete Elettrica Nazionale SpA	3,594,047	20,328,778

		92,141,596
ELECTRICAL EQUIPMENT — 2.37%
Prysmian SpA	500,961	13,953,702

		13,953,702
ENERGY EQUIPMENT & SERVICES — 3.54%
Saipem SpA[a]	1,023,079	4,153,132
Tenaris SA	1,103,789	16,694,287

		20,847,419
INSURANCE — 7.70%
Assicurazioni Generali SpA	1,679,263	26,531,058
Poste Italiane SpA[b]	1,504,211	10,588,699
UnipolSai Assicurazioni SpA	3,647,523	8,268,907

		45,388,664
MACHINERY — 4.38%
CNH Industrial NV	2,325,579	25,824,250

		25,824,250
OIL, GAS & CONSUMABLE FUELS — 15.46%
Eni SpA	4,173,672	66,128,524
Snam SpA	5,448,808	25,011,171

		91,139,695

Security	Shares	Value
PHARMACEUTICALS — 1.56%
Recordati SpA	228,034	$9,182,553

		9,182,553
TEXTILES, APPAREL & LUXURY GOODS — 4.03%
Luxottica Group SpA	391,101	23,726,840

		23,726,840
TRANSPORTATION INFRASTRUCTURE — 4.45%
Atlantia SpA	942,244	26,255,736

		26,255,736

TOTAL COMMON STOCKS (Cost: $633,193,500)		577,414,211

PREFERRED STOCKS — 1.98%

BANKS — 0.73%
Intesa Sanpaolo SpA, Preference Shares	1,582,713	4,299,902

		4,299,902
DIVERSIFIED TELECOMMUNICATION SERVICES — 1.25%
Telecom Italia SpA/Milano, Preference Shares	9,584,086	7,398,621

		7,398,621

TOTAL PREFERRED STOCKS (Cost: $13,297,670)		11,698,523

SHORT-TERM INVESTMENTS — 0.13%

MONEY MARKET FUNDS — 0.13%
BlackRock Cash Funds: Treasury, SL Agency Shares
0.73%[c,d]	746,569	746,569

		746,569

TOTAL SHORT-TERM INVESTMENTS (Cost: $746,569)		746,569

TOTAL INVESTMENTS IN SECURITIES — 100.06% (Cost: $647,237,739)[e]		589,859,303
Other Assets, Less Liabilities — (0.06)%		(341,627)

NET ASSETS — 100.00%		$589,517,676

[a]	Non-income earning security.
[b]	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
[c]	Affiliated money market fund.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	The cost of investments for federal income tax purposes was $655,780,482. Net unrealized depreciation was $65,921,179, of which $30,270,718 represented gross unrealized appreciation on securities and $96,191,897 represented gross unrealized depreciation on securities.

159

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI ITALY CAPPED ETF

May 31, 2017

Schedule 1 — Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of May 31, 2017. The breakdown of the Fund’s investments into major categories is disclosed in the schedule of investments above.

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common stocks	$577,414,211	$—	$—	$577,414,211
Preferred stocks	11,698,523	—	—	11,698,523
Money market funds	746,569	—	—	746,569

Total	$589,859,303	$—	$—	$589,859,303

160

Schedule of Investments (Unaudited)

iSHARES® MSCI JAPAN ETF

May 31, 2017

Security	Shares	Value
COMMON STOCKS — 99.01%

AIR FREIGHT & LOGISTICS — 0.24%
Yamato Holdings Co. Ltd.	1,809,000	$39,358,448

		39,358,448
AIRLINES — 0.23%
ANA Holdings Inc.	6,030,000	19,788,281
Japan Airlines Co. Ltd.	603,000	17,694,398

		37,482,679
AUTO COMPONENTS — 3.09%
Aisin Seiki Co. Ltd.	803,300	39,661,961
Bridgestone Corp.	3,266,800	137,425,090
Denso Corp.	2,412,000	102,971,036
Koito Manufacturing Co. Ltd.	603,000	31,789,935
NGK Spark Plug Co. Ltd.	804,000	16,365,728
NOK Corp.	402,000	8,811,756
Stanley Electric Co. Ltd.	804,000	24,246,869
Sumitomo Electric Industries Ltd.	3,819,000	60,625,352
Sumitomo Rubber Industries Ltd.	804,000	13,726,563
Toyoda Gosei Co. Ltd.	402,000	9,676,936
Toyota Industries Corp.	804,000	40,496,270
Yokohama Rubber Co. Ltd. (The)	603,000	11,778,089

		497,575,585
AUTOMOBILES — 8.56%
Honda Motor Co. Ltd.	8,644,400	243,655,060
Isuzu Motors Ltd.	2,813,300	34,420,535
Mazda Motor Corp.	2,814,000	38,424,198
Mitsubishi Motors Corp.	3,417,000	22,185,703
Nissan Motor Co. Ltd.	11,859,000	113,833,960
Subaru Corp.	3,015,000	102,104,038
Suzuki Motor Corp.	1,809,700	85,342,366
Toyota Motor Corp.	13,065,000	700,832,663
Yamaha Motor Co. Ltd.	1,407,000	35,383,343

		1,376,181,866
BANKS — 7.59%
Aozora Bank Ltd.	6,030,000	22,192,974
Bank of Kyoto Ltd. (The)	2,010,000	16,994,619
Chiba Bank Ltd. (The)	4,020,000	26,427,997
Chugoku Bank Ltd. (The)	804,000	11,312,782
Concordia Financial Group Ltd.	6,030,700	27,807,152
Fukuoka Financial Group Inc.	4,020,000	18,103,359
Hachijuni Bank Ltd. (The)	2,010,000	11,578,153

Security	Shares	Value
Hiroshima Bank Ltd. (The)	2,507,000	$10,246,995
Japan Post Bank Co. Ltd.	2,010,000	24,973,911
Kyushu Financial Group Inc.	1,809,100	11,140,725
Mebuki Financial Group Inc.	4,740,080	18,559,973
Mitsubishi UFJ Financial Group Inc.	60,488,480	377,912,835
Mizuho Financial Group Inc.	121,203,080	211,312,147
Resona Holdings Inc.	11,055,000	56,652,064
Seven Bank Ltd.	2,814,000	10,305,828
Shinsei Bank Ltd.	8,040,000	13,014,062
Shizuoka Bank Ltd. (The)	2,766,000	23,011,439
Sumitomo Mitsui Financial Group Inc.	6,834,000	245,587,702
Sumitomo Mitsui Trust Holdings Inc.	1,631,832	55,336,348
Suruga Bank Ltd.	804,000	17,456,292
Yamaguchi Financial Group Inc.	922,000	10,580,260

		1,220,507,617
BEVERAGES — 1.39%
Asahi Group Holdings Ltd.	2,010,000	80,356,377
Coca-Cola Bottlers Japan Inc.	603,000	19,466,564
Kirin Holdings Co. Ltd.	4,221,000	89,183,583
Suntory Beverage & Food Ltd.	703,000	34,201,203

		223,207,727
BUILDING PRODUCTS — 1.40%
Asahi Glass Co. Ltd.	5,086,000	41,576,561
Daikin Industries Ltd.	1,206,000	118,380,703
LIXIL Group Corp.	1,407,000	34,263,698
TOTO Ltd.	804,000	30,681,195

		224,902,157
CAPITAL MARKETS — 1.33%
Daiwa Securities Group Inc.	8,040,000	48,966,316
Japan Exchange Group Inc.	2,613,000	42,295,700
Nomura Holdings Inc.	18,291,000	109,727,806
SBI Holdings Inc./Japan	1,005,010	13,032,367

		214,022,189
CHEMICALS — 4.55%
Air Water Inc.	804,000	14,482,688
Asahi Kasei Corp.	6,060,000	58,334,042
Daicel Corp.	1,407,000	16,680,174
Hitachi Chemical Co. Ltd.	603,000	16,658,362
JSR Corp.	1,005,000	16,885,563
Kaneka Corp.	2,010,000	15,249,717
Kansai Paint Co. Ltd.	1,005,000	21,765,836

161

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI JAPAN ETF

May 31, 2017

Security	Shares	Value
Kuraray Co. Ltd.	1,809,000	$32,569,689
Mitsubishi Chemical Holdings Corp.	7,036,400	53,352,818
Mitsubishi Gas Chemical Co. Inc.	804,000	16,605,652
Mitsui Chemicals Inc.	4,048,000	20,132,929
Nippon Paint Holdings Co. Ltd.	804,000	32,026,224
Nissan Chemical Industries Ltd.	603,000	21,184,202
Nitto Denko Corp.	806,400	64,834,312
Shin-Etsu Chemical Co. Ltd.	2,010,000	180,524,664
Sumitomo Chemical Co. Ltd.	8,040,000	42,023,059
Taiyo Nippon Sanso Corp.	603,000	6,128,969
Teijin Ltd.	1,005,000	18,803,138
Toray Industries Inc.	7,636,600	63,870,248
Tosoh Corp.	2,217,000	18,865,099

		730,977,385
COMMERCIAL SERVICES & SUPPLIES — 0.96%
Dai Nippon Printing Co. Ltd.	2,010,000	22,374,734
Park24 Co. Ltd.	603,000	16,849,211
Secom Co. Ltd.	1,005,000	73,594,882
Sohgo Security Services Co. Ltd.	402,000	18,830,402
Toppan Printing Co. Ltd.	2,010,000	22,174,798

		153,824,027
CONSTRUCTION & ENGINEERING — 0.96%
JGC Corp.	1,005,000	15,222,453
Kajima Corp.	4,079,000	31,389,691
Obayashi Corp.	3,216,000	35,596,003
Shimizu Corp.	2,787,000	28,125,804
Taisei Corp.	5,170,000	44,226,794

		154,560,745
CONSTRUCTION MATERIALS — 0.12%
Taiheiyo Cement Corp.	6,030,000	19,412,036

		19,412,036
CONSUMER FINANCE — 0.22%
Acom Co. Ltd.[a]	2,010,000	8,506,398
AEON Financial Service Co. Ltd.	603,070	12,406,603
Credit Saison Co. Ltd.	804,000	14,947,995

		35,860,996
CONTAINERS & PACKAGING — 0.08%
Toyo Seikan Group Holdings Ltd.	804,000	12,868,653

		12,868,653

Security	Shares	Value
DIVERSIFIED CONSUMER SERVICES — 0.09%
Benesse Holdings Inc.	402,000	$14,777,140

		14,777,140
DIVERSIFIED FINANCIAL SERVICES — 0.72%
Mitsubishi UFJ Lease & Finance Co. Ltd.	2,211,000	11,296,423
ORIX Corp.	6,633,000	104,846,806

		116,143,229
DIVERSIFIED TELECOMMUNICATION SERVICES — 1.04%
Nippon Telegraph & Telephone Corp.	3,483,800	167,219,880

		167,219,880
ELECTRIC UTILITIES — 1.25%
Chubu Electric Power Co. Inc.	3,216,000	43,724,339
Chugoku Electric Power Co. Inc. (The)	1,407,000	16,044,011
Kansai Electric Power Co. Inc. (The)	3,618,000	50,727,576
Kyushu Electric Power Co. Inc.	2,211,000	27,431,315
Tohoku Electric Power Co. Inc.	2,211,000	32,869,594
Tokyo Electric Power Co. Holdings Inc.[a]	7,236,000	29,706,958

		200,503,793
ELECTRICAL EQUIPMENT — 1.72%
Fuji Electric Co. Ltd.	2,174,000	11,657,838
Mabuchi Motor Co. Ltd.	212,200	11,973,848
Mitsubishi Electric Corp.	9,648,000	133,223,276
Nidec Corp.	1,206,000	119,689,379

		276,544,341
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 5.27%
Alps Electric Co. Ltd.	1,005,700	28,283,465
Hamamatsu Photonics KK	804,000	25,628,250
Hirose Electric Co. Ltd.	201,060	26,872,241
Hitachi High-Technologies Corp.	402,000	15,994,936
Hitachi Ltd.	24,120,000	145,852,005
Keyence Corp.	490,852	223,310,251
Kyocera Corp.	1,608,000	92,785,170
Murata Manufacturing Co. Ltd.	950,600	131,950,174
Nippon Electric Glass Co. Ltd.	2,010,500	14,035,412
Omron Corp.	1,005,000	42,077,588
Shimadzu Corp.	1,206,700	23,373,436
TDK Corp.	603,000	36,479,360

162

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI JAPAN ETF

May 31, 2017

Security	Shares	Value
Yaskawa Electric Corp.	1,206,000	$24,046,932
Yokogawa Electric Corp.	1,004,300	17,445,949

		848,135,169
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) — 1.18%
Daiwa House REIT Investment Corp.	6,030	15,551,440
Japan Prime Realty Investment Corp.	4,020	15,395,126
Japan Real Estate Investment Corp.	6,030	31,735,407
Japan Retail Fund Investment Corp.	12,424	24,188,517
Nippon Building Fund Inc.	6,023	32,134,286
Nippon Prologis REIT Inc.	8,040	17,499,914
Nomura Real Estate Master Fund Inc.	20,100	30,281,322
United Urban Investment Corp.	16,087	23,711,905

		190,497,917
FOOD & STAPLES RETAILING — 1.78%
Aeon Co. Ltd.	3,014,300	45,602,242
FamilyMart UNY Holdings Co. Ltd.	402,000	22,611,023
Lawson Inc.	253,800	17,327,757
Seven & I Holdings Co. Ltd.	3,819,080	162,591,930
Sundrug Co. Ltd.	402,000	15,667,767
Tsuruha Holdings Inc.	201,000	22,320,206

		286,120,925
FOOD PRODUCTS — 1.68%
Ajinomoto Co. Inc.	2,814,000	60,333,626
Calbee Inc.[b]	402,000	15,595,062
Kikkoman Corp.	722,800	22,680,436
MEIJI Holdings Co. Ltd.	603,056	49,407,129
NH Foods Ltd.	883,000	27,747,208
Nisshin Seifun Group Inc.	1,005,075	16,623,251
Nissin Foods Holdings Co. Ltd.	345,700	21,851,453
Toyo Suisan Kaisha Ltd.	402,000	15,685,943
Yakult Honsha Co. Ltd.	402,000	28,463,716
Yamazaki Baking Co. Ltd.	603,000	12,514,220

		270,902,044
GAS UTILITIES — 0.67%
Osaka Gas Co. Ltd.	10,050,000	39,741,963
Toho Gas Co. Ltd.	2,010,000	15,522,359
Tokyo Gas Co. Ltd.	10,050,000	52,256,183

		107,520,505

Security	Shares	Value
HEALTH CARE EQUIPMENT & SUPPLIES — 1.69%
CYBERDYNE Inc.[a,b]	603,000	$8,331,908
Hoya Corp.	2,010,700	99,166,775
Olympus Corp.	1,407,000	51,465,524
Sysmex Corp.	804,000	47,839,399
Terumo Corp.	1,608,000	65,433,829

		272,237,435
HEALTH CARE PROVIDERS & SERVICES — 0.39%
Alfresa Holdings Corp.	1,005,000	19,412,036
Medipal Holdings Corp.	804,000	14,817,127
Miraca Holdings Inc.	358,900	15,107,650
Suzuken Co. Ltd./Aichi Japan	402,040	13,233,491

		62,570,304
HEALTH CARE TECHNOLOGY — 0.18%
M3 Inc.	1,005,000	28,945,381

		28,945,381
HOTELS, RESTAURANTS & LEISURE — 0.51%
McDonald’s Holdings Co. Japan Ltd.[b]	402,700	14,438,717
Oriental Land Co. Ltd./Japan	1,044,200	67,551,718

		81,990,435
HOUSEHOLD DURABLES — 3.49%
Casio Computer Co. Ltd.	1,004,300	15,620,527
Iida Group Holdings Co. Ltd.	804,080	13,291,660
Nikon Corp.	1,809,000	27,923,887
Panasonic Corp.	11,055,015	142,005,234
Rinnai Corp.	201,000	18,103,359
Sekisui Chemical Co. Ltd.	2,017,000	35,493,801
Sekisui House Ltd.	3,015,000	51,801,781
Sharp Corp./Japan[a,b]	8,047,000	29,470,860
Sony Corp.	6,231,000	227,298,947

		561,010,056
HOUSEHOLD PRODUCTS — 0.49%
Lion Corp.	1,183,000	25,075,299
Unicharm Corp.	2,010,000	54,455,487

		79,530,786
INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS — 0.13%
Electric Power Development Co. Ltd.	804,000	21,382,321

		21,382,321
INDUSTRIAL CONGLOMERATES — 0.48%
Keihan Holdings Co. Ltd.	2,010,000	13,304,879
Seibu Holdings Inc.	1,005,700	18,716,197

163

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI JAPAN ETF

May 31, 2017

Security	Shares	Value
Toshiba Corp.[a,b]	20,100,000	$45,803,680

		77,824,756
INSURANCE — 2.92%
Dai-ichi Life Holdings Inc.	5,428,100	90,537,871
Japan Post Holdings Co. Ltd.	2,211,000	27,031,442
MS&AD Insurance Group Holdings Inc.	2,411,340	84,713,622
Sompo Holdings Inc.	1,809,050	69,917,979
Sony Financial Holdings Inc.	804,000	12,396,075
T&D Holdings Inc.	2,814,000	39,874,648
Tokio Marine Holdings Inc.	3,417,000	145,226,749

		469,698,386
INTERNET & DIRECT MARKETING RETAIL — 0.51%
Rakuten Inc.	4,623,000	56,269,458
Start Today Co. Ltd.	1,005,700	25,136,816

		81,406,274
INTERNET SOFTWARE & SERVICES — 0.43%
DeNA Co. Ltd.	592,800	13,128,066
Kakaku.com Inc.	801,100	11,424,106
Mixi Inc.	201,000	12,632,364
Yahoo Japan Corp.	7,035,000	31,680,879

		68,865,415
IT SERVICES — 1.04%
Fujitsu Ltd.	10,050,000	73,413,121
Nomura Research Institute Ltd.	663,704	25,297,395
NTT Data Corp.	603,000	32,553,330
Obic Co. Ltd.	402,000	23,374,418
Otsuka Corp.	201,000	12,377,899

		167,016,163
LEISURE PRODUCTS — 0.90%
Bandai Namco Holdings Inc.	1,005,098	35,946,671
Sankyo Co. Ltd.	201,000	6,752,407
Sega Sammy Holdings Inc.	1,005,000	12,768,685
Shimano Inc.	402,000	62,525,659
Yamaha Corp.	804,000	26,028,123

		144,021,545
MACHINERY — 5.36%
Amada Holdings Co. Ltd.	1,608,000	18,757,698
FANUC Corp.	971,600	191,271,257
Hino Motors Ltd.	1,206,000	14,668,083
Hitachi Construction Machinery Co. Ltd.	603,000	14,008,292
Hoshizaki Corp.	212,300	18,717,955
IHI Corp.[a]	7,296,000	27,446,182

Security	Shares	Value
JTEKT Corp.	1,206,700	$18,146,603
Kawasaki Heavy Industries Ltd.	8,040,000	23,119,953
Komatsu Ltd.	4,623,000	110,093,326
Kubota Corp.	5,226,000	82,795,605
Kurita Water Industries Ltd.	603,000	15,982,213
Makita Corp.	1,206,000	45,476,511
MINEBEA MITSUMI Inc.	2,010,700	32,855,585
Mitsubishi Heavy Industries Ltd.	16,080,000	63,499,896
Nabtesco Corp.	603,000	17,721,662
NGK Insulators Ltd.	1,205,300	24,240,062
NSK Ltd.	2,009,300	23,984,049
SMC Corp./Japan	276,100	87,410,237
Sumitomo Heavy Industries Ltd.	2,273,000	14,840,222
THK Co. Ltd.	603,600	16,893,268

		861,928,659
MARINE — 0.20%
Mitsui OSK Lines Ltd.	6,030,000	17,339,965
Nippon Yusen KKa	8,040,000	14,613,555

		31,953,520
MEDIA — 0.53%
Dentsu Inc.	1,008,400	51,429,905
Hakuhodo DY Holdings Inc.	1,206,700	15,986,033
Toho Co. Ltd./Tokyo	603,000	17,857,983

		85,273,921
METALS & MINING — 1.28%
Hitachi Metals Ltd.	1,005,000	13,404,847
JFE Holdings Inc.	2,663,750	44,478,133
Kobe Steel Ltd.[a]	1,613,600	14,781,180
Maruichi Steel Tube Ltd.	201,000	5,898,132
Mitsubishi Materials Corp.	603,000	17,040,060
Nippon Steel & Sumitomo Metal Corp.	3,818,370	81,367,174
Sumitomo Metal Mining Co. Ltd.	2,402,000	29,236,262

		206,205,788
MULTILINE RETAIL — 0.75%
Don Quijote Holdings Co. Ltd.	603,000	23,610,707
Isetan Mitsukoshi Holdings Ltd.	1,608,060	16,242,737
J Front Retailing Co. Ltd.	1,206,000	17,067,324
Marui Group Co. Ltd.	1,005,000	14,640,819
Ryohin Keikaku Co. Ltd.	113,600	29,616,024
Takashimaya Co. Ltd.	2,010,000	18,703,169

		119,880,780

164

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI JAPAN ETF

May 31, 2017

Security	Shares	Value
OIL, GAS & CONSUMABLE FUELS — 0.81%
Idemitsu Kosan Co. Ltd.	402,000	$11,269,160
INPEX Corp.	4,824,000	44,429,570
JXTG Holdings Inc.	15,532,995	67,758,889
Showa Shell Sekiyu KK	804,000	7,386,752

		130,844,371
PAPER & FOREST PRODUCTS — 0.12%
Oji Holdings Corp.	4,020,000	19,739,205

		19,739,205
PERSONAL PRODUCTS — 1.54%
Kao Corp.	2,412,000	152,308,143
Kose Corp.	201,000	21,720,396
Pola Orbis Holdings Inc.	421,400	11,812,995
Shiseido Co. Ltd.	1,809,000	60,984,329

		246,825,863
PHARMACEUTICALS — 5.13%
Astellas Pharma Inc.	10,854,050	137,264,447
Chugai Pharmaceutical Co. Ltd.	1,206,000	45,912,737
Daiichi Sankyo Co. Ltd.	2,813,369	61,782,942
Eisai Co. Ltd.	1,407,700	74,289,797
Hisamitsu Pharmaceutical Co. Inc.	218,900	11,025,663
Kyowa Hakko Kirin Co. Ltd.	1,205,300	20,643,290
Mitsubishi Tanabe Pharma Corp.	1,206,000	26,860,587
Ono Pharmaceutical Co. Ltd.	2,018,900	42,026,566
Otsuka Holdings Co. Ltd.	2,010,000	90,789,438
Santen Pharmaceutical Co. Ltd.	1,809,000	24,946,647
Shionogi & Co. Ltd.	1,407,000	75,308,885
Sumitomo Dainippon Pharma Co. Ltd.[b]	804,000	12,287,019
Taisho Pharmaceutical Holdings Co. Ltd.	201,000	15,722,295
Takeda Pharmaceutical Co. Ltd.	3,618,000	186,715,432

		825,575,745
PROFESSIONAL SERVICES — 0.60%
Recruit Holdings Co. Ltd.	1,809,000	96,024,144

		96,024,144
REAL ESTATE MANAGEMENT & DEVELOPMENT — 3.10%
Aeon Mall Co. Ltd.	603,000	11,303,694
Daito Trust Construction Co. Ltd.	347,600	54,913,162

Security	Shares	Value
Daiwa House Industry Co. Ltd.	2,814,000	$92,090,844
Hulic Co. Ltd.	1,407,000	13,308,514
Mitsubishi Estate Co. Ltd.	6,281,600	117,497,758
Mitsui Fudosan Co. Ltd.	4,500,200	106,660,254
Nomura Real Estate Holdings Inc.	603,000	13,010,426
Sumitomo Realty & Development Co. Ltd.	2,010,000	60,708,053
Tokyo Tatemono Co. Ltd.	1,005,000	13,813,808
Tokyu Fudosan Holdings Corp.	2,412,000	14,482,688

		497,789,201
ROAD & RAIL — 4.03%
Central Japan Railway Co.	724,500	118,811,842
East Japan Railway Co.	1,661,700	159,505,769
Hankyu Hanshin Holdings Inc.	1,206,000	43,458,968
Keikyu Corp.	2,014,000	24,003,726
Keio Corp.	2,905,000	24,167,835
Keisei Electric Railway Co. Ltd.	603,000	15,398,761
Kintetsu Group Holdings Co. Ltd.	10,050,000	38,805,896
Kyushu Railway Co.	806,800	27,395,524
Nagoya Railroad Co. Ltd.	4,620,000	21,599,132
Nippon Express Co. Ltd.	4,020,000	24,828,503
Odakyu Electric Railway Co. Ltd.	1,407,000	28,245,603
Tobu Railway Co. Ltd.	4,020,000	21,484,107
Tokyu Corp.	6,030,000	44,385,947
West Japan Railway Co.	804,000	55,895,031

		647,986,644
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 1.06%
Disco Corp.	138,000	23,835,059
Rohm Co. Ltd.	402,000	32,317,041
Tokyo Electron Ltd.	804,052	114,080,354

		170,232,454
SOFTWARE — 1.64%
Konami Holdings Corp.	464,400	22,845,196
LINE Corp.[a,b]	201,000	6,925,080
Nexon Co. Ltd.	1,005,700	19,016,311
Nintendo Co. Ltd.	567,300	172,624,180
Oracle Corp. Japan[a]	201,000	11,850,794
Trend Micro Inc./Japan	603,000	30,317,674

		263,579,235

165

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI JAPAN ETF

May 31, 2017

Security	Shares	Value
SPECIALTY RETAIL — 1.34%
ABC-Mart Inc.	201,000	$11,759,913
Fast Retailing Co. Ltd.	264,800	88,837,365
Hikari Tsushin Inc.	43,400	4,403,382
Nitori Holdings Co. Ltd.	402,000	58,854,094
Shimamura Co. Ltd.	108,100	13,900,457
USS Co. Ltd.	1,005,000	20,257,223
Yamada Denki Co. Ltd.	3,216,000	16,896,469

		214,908,903
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 2.48%
Brother Industries Ltd.	1,206,000	26,806,059
Canon Inc.	5,427,050	185,506,615
FUJIFILM Holdings Corp.	2,009,300	73,369,384
Konica Minolta Inc.	2,412,700	19,003,135
NEC Corp.	13,505,000	35,049,374
Ricoh Co. Ltd.	3,417,000	28,859,954
Seiko Epson Corp.	1,407,000	29,556,097

		398,150,618
TEXTILES, APPAREL & LUXURY GOODS — 0.08%
Asics Corp.	804,000	13,493,910

		13,493,910
TOBACCO — 1.27%
Japan Tobacco Inc.	5,427,000	204,202,622

		204,202,622
TRADING COMPANIES & DISTRIBUTORS — 3.52%
ITOCHU Corp.	7,437,000	105,786,508
Marubeni Corp.	8,241,000	50,972,953
MISUMI Group Inc.	1,407,000	31,808,111
Mitsubishi Corp.	7,638,000	153,195,135
Mitsui & Co. Ltd.	8,643,000	116,883,904
Sumitomo Corp.	6,030,000	77,021,070
Toyota Tsusho Corp.	1,005,000	30,853,868

		566,521,549
TRANSPORTATION INFRASTRUCTURE — 0.13%
Japan Airport Terminal Co. Ltd.[b]	201,000	7,888,412
Kamigumi Co. Ltd.	1,195,000	12,243,387

		20,131,799
WIRELESS TELECOMMUNICATION SERVICES — 4.76%
KDDI Corp.	9,246,000	256,347,932
NTT DOCOMO Inc.	7,035,000	172,845,277

Security	Shares	Value
SoftBank Group Corp.	4,137,300	$336,827,887

		766,021,096

TOTAL COMMON STOCKS
(Cost: $16,095,641,426)		15,922,876,337

SHORT-TERM INVESTMENTS — 0.43%

MONEY MARKET FUNDS — 0.43%
BlackRock Cash Funds: Institutional, SL Agency Shares
1.16%[c,d,e]	66,856,051	66,889,479
BlackRock Cash Funds: Treasury, SL Agency Shares
0.73%[c,d]	1,816,779	1,816,779

		68,706,258

TOTAL SHORT-TERM INVESTMENTS
(Cost: $68,690,838)		68,706,258

TOTAL INVESTMENTS IN SECURITIES — 99.44%
(Cost: $16,164,332,264)[f]		15,991,582,595
Other Assets, Less Liabilities — 0.56%		89,840,694

NET ASSETS — 100.00%		$16,081,423,289

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan.
[c]	Affiliated money market fund.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral.
[f]	The cost of investments for federal income tax purposes was $16,369,635,307. Net unrealized depreciation was $378,052,712, of which $1,436,654,866 represented gross unrealized appreciation on securities and $1,814,707,578 represented gross unrealized depreciation on securities.

166

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI JAPAN ETF

May 31, 2017

Schedule 1 — Futures Contracts

Futures contracts outstanding as of May 31, 2017 were as follows:

Issue	Number of long (short) contracts	Expiration date	Exchange	Initial notional value	Current notional value	Unrealize dappreciation (depreciation)
TOPIX Index	1,124	Jun. 2017	Osaka Securities	$156,701,563	$159,576,796	$2,875,233

Schedule 2 — Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of May 31, 2017. The breakdown of the Fund’s investments into major categories is disclosed in the schedule of investments above.

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common stocks	$15,922,876,337	$—	$—	$15,922,876,337
Money market funds	68,706,258	—	—	68,706,258

Total	$15,991,582,595	$—	$—	$15,991,582,595

Derivative financial instruments[a]:
Assets:
Futures contracts	$2,875,233	$—	$—	$2,875,233

Total	$2,875,233	$—	$—	$2,875,233

[a]	Shown at the unrealized appreciation (depreciation) on the contracts.

167

Schedule of Investments (Unaudited)

iSHARES® MSCI JAPAN SMALL-CAP ETF

May 31, 2017

Security	Shares	Value
COMMON STOCKS — 99.12%

AEROSPACE & DEFENSE — 0.03%
Jamco Corp.[a]	2,100	$49,241

		49,241
AIR FREIGHT & LOGISTICS — 0.22%
Kintetsu World Express Inc.	8,400	129,359
Konoike Transport Co. Ltd.	6,300	89,898
Mitsui-Soko Holdings Co. Ltd.	21,000	59,629
Yusen Logistics Co. Ltd.	4,200	38,094

		316,980
AUTO COMPONENTS — 3.58%
Aisan Industry Co. Ltd.	8,400	66,920
Akebono Brake Industry Co. Ltd.[b]	21,000	66,465
Daido Metal Co. Ltd.	6,300	54,349
Daikyonishikawa Corp.	8,400	112,116
Eagle Industry Co. Ltd.	4,200	67,946
Exedy Corp.	6,300	172,333
FCC Co. Ltd.	6,300	121,972
Futaba Industrial Co. Ltd.	12,600	98,330
G-Tekt Corp.	4,200	77,327
Kasai Kogyo Co. Ltd.	6,300	77,137
Keihin Corp.	8,400	115,383
KYB Corp.	42,000	205,471
Mitsuba Corp.	6,300	108,698
Musashi Seimitsu Industry Co. Ltd.	4,200	108,167
NHK Spring Co. Ltd.	42,000	442,465
Nifco Inc./Japan	8,400	429,932
Nippon Seiki Co. Ltd.	8,000	168,196
Nissin Kogyo Co. Ltd.	8,400	133,005
Pacific Industrial Co. Ltd.	8,400	110,673
Piolax Inc.	6,300	158,775
Press Kogyo Co. Ltd.	18,900	84,942
Riken Corp.	2,100	90,297
Sanden Holdings Corp.[b]	21,000	57,350
Showa Corp.[b]	10,500	102,356
Sumitomo Riko Co. Ltd.	8,400	86,822
Tachi-S Co. Ltd.	6,300	110,066
Taiho Kogyo Co. Ltd.	4,200	53,020
Takata Corp.[a,b]	8,400	36,992
Tokai Rika Co. Ltd.	10,500	192,938
Topre Corp.	6,300	178,600
Toyo Tire & Rubber Co. Ltd.	21,000	404,865
Toyota Boshoku Corp.	12,600	243,489
TPR Co. Ltd.	4,200	141,475

Security	Shares	Value
TS Tech Co. Ltd.	10,500	$295,768
Unipres Corp.	8,400	193,697
Yorozu Corp.	4,200	63,806

		5,232,143
AUTOMOBILES — 0.12%
Nissan Shatai Co. Ltd.	16,800	169,542

		169,542
BANKS — 4.96%
77 Bank Ltd. (The)	63,000	276,303
Aichi Bank Ltd. (The)	2,100	116,408
Akita Bank Ltd. (The)	42,000	121,156
Aomori Bank Ltd. (The)	42,000	143,184
Awa Bank Ltd. (The)	42,000	287,887
Bank of Iwate Ltd. (The)	4,200	161,035
Bank of Nagoya Ltd. (The)[a]	2,100	73,966
Bank of Okinawa Ltd. (The)	4,200	158,376
Bank of Saga Ltd. (The)	21,000	50,893
Bank of the Ryukyus Ltd.	8,400	112,116
Chiba Kogyo Bank Ltd. (The)	10,500	54,786
Chukyo Bank Ltd. (The)	2,100	43,392
Daishi Bank Ltd. (The)	63,000	267,758
Ehime Bank Ltd. (The)	6,300	77,878
Eighteenth Bank Ltd. (The)	42,000	114,319
Gunma Bank Ltd. (The)	73,500	390,813
Hokkoku Bank Ltd. (The)	42,000	146,602
Hokuetsu Bank Ltd. (The)	4,200	99,127
Hokuhoku Financial Group Inc.	25,200	370,759
Hyakugo Bank Ltd. (The)	42,000	165,972
Hyakujushi Bank Ltd. (The)	42,000	133,689
Iyo Bank Ltd. (The)	50,400	363,239
Jimoto Holdings Inc.	33,600	59,856
Juroku Bank Ltd. (The)	63,000	184,012
Kansai Urban Banking Corp.	6,300	72,522
Keiyo Bank Ltd. (The)	42,000	170,909
Kiyo Bank Ltd. (The)	12,600	206,117
Mie Bank Ltd. (The)	2,100	42,822
Minato Bank Ltd. (The)	4,200	74,099
Miyazaki Bank Ltd. (The)	21,000	66,845
Musashino Bank Ltd. (The)	6,300	187,430
Nanto Bank Ltd. (The)	4,200	123,245
Nishi-Nippon Financial Holdings Inc.	27,300	267,606
North Pacific Bank Ltd.	63,000	217,624
Ogaki Kyoritsu Bank Ltd. (The)	63,000	177,746
Oita Bank Ltd. (The)	21,000	77,859
San-in Godo Bank Ltd. (The)	29,400	221,460

168

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI JAPAN SMALL-CAP ETF

May 31, 2017

Security	Shares	Value
Senshu Ikeda Holdings Inc.	50,400	$206,003
Shiga Bank Ltd. (The)	42,000	206,990
Shikoku Bank Ltd. (The)	42,000	116,218
Tochigi Bank Ltd. (The)	21,000	91,531
Toho Bank Ltd. (The)	42,000	144,703
Tokyo TY Financial Group Inc.	6,330	168,518
TOMONY Holdings Inc.	29,400	144,096
Towa Bank Ltd. (The)	63,000	68,933
Tsukuba Bank Ltd.	16,800	47,247
Yamagata Bank Ltd. (The)	21,000	90,772
Yamanashi Chuo Bank Ltd. (The)	21,000	84,125

		7,248,946
BEVERAGES — 0.79%
Ito EN Ltd.	10,500	434,869
Sapporo Holdings Ltd.	12,600	365,746
Takara Holdings Inc.	33,600	350,022

		1,150,637
BIOTECHNOLOGY — 0.62%
GNI Group Ltd.[b]	21,000	78,048
Japan Tissue Engineering Co. Ltd.[b]	4,200	48,994
NanoCarrier Co. Ltd.[a,b]	8,400	47,627
OncoTherapy Science Inc.[b]	29,400	61,413
PeptiDream Inc.[a,b]	8,400	482,344
SanBio Co. Ltd.[a,b]	4,200	48,766
Takara Bio Inc.	10,500	143,469

		910,661
BUILDING PRODUCTS — 1.80%
Aica Kogyo Co. Ltd.	10,500	306,687
Bunka Shutter Co. Ltd.	10,500	82,796
Central Glass Co. Ltd.	42,000	171,289
Nichias Corp.	21,000	249,907
Nichiha Corp.	6,300	228,734
Nippon Sheet Glass Co. Ltd.[b]	18,900	145,102
Nitto Boseki Co. Ltd.	42,000	207,370
Noritz Corp.	6,300	119,238
Okabe Co. Ltd.	8,400	75,656
Sankyo Tateyama Inc.	6,300	91,721
Sanwa Holdings Corp.	42,000	464,114
Sekisui Jushi Corp.	6,300	116,047
Sinko Industries Ltd.	4,200	72,124
Takara Standard Co. Ltd.	8,400	138,702
Takasago Thermal Engineering Co. Ltd.	10,500	168,820

		2,638,307

Security	Shares	Value
CAPITAL MARKETS — 0.83%
Ichiyoshi Securities Co. Ltd.	8,400	$66,920
Jafco Co. Ltd.	6,300	242,121
kabu.com Securities Co. Ltd.	29,400	95,177
Kyokuto Securities Co. Ltd.	4,200	61,907
Marusan Securities Co. Ltd.	10,500	82,986
Matsui Securities Co. Ltd.	21,000	171,669
Monex Group Inc.	39,900	97,058
Okasan Securities Group Inc.	21,000	126,283
SPARX Group Co. Ltd.	23,100	45,747
Tokai Tokyo Financial Holdings Inc.	42,000	218,764

		1,208,632
CHEMICALS — 6.06%
Achilles Corp.	4,200	70,149
ADEKA Corp.	18,900	275,335
Chugoku Marine Paints Ltd.	14,700	107,141
Dainichiseika Color & Chemicals Manufacturing Co. Ltd.	21,000	154,958
Denka Co. Ltd.	84,000	423,095
DIC Corp.	16,800	578,053
Fujimi Inc.	4,200	86,708
Fujimori Kogyo Co. Ltd.	4,200	126,473
Fuso Chemical Co. Ltd.	4,200	146,222
Ishihara Sangyo Kaisha Ltd.[b]	8,400	80,669
JSP Corp.	2,100	51,501
Kanto Denka Kogyo Co. Ltd.	8,400	68,668
KH Neochem Co. Ltd.	4,200	74,592
Konishi Co. Ltd.	6,300	87,278
Kumiai Chemical Industry Co. Ltd.	18,149	106,513
Kureha Corp.	2,100	105,204
Lintec Corp.	10,500	249,243
Nihon Nohyaku Co. Ltd.	10,500	62,192
Nihon Parkerizing Co. Ltd.	18,900	279,778
Nippon Kayaku Co. Ltd.	27,000	375,512
Nippon Shokubai Co. Ltd.	4,800	293,421
Nippon Soda Co. Ltd.	21,000	107,103
NOF Corp.	29,000	377,104
Okamoto Industries Inc.	21,000	248,388
Osaka Soda Co. Ltd.	21,000	95,329
Sakai Chemical Industry Co. Ltd.	21,000	78,428
Sakata INX Corp.	8,400	132,853
Sanyo Chemical Industries Ltd.	2,100	97,418
Shikoku Chemicals Corp.	7,000	84,379
Shin-Etsu Polymer Co. Ltd.	8,400	61,299
Showa Denko KK	27,300	531,509

169

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI JAPAN SMALL-CAP ETF

May 31, 2017

Security	Shares	Value
Stella Chemifa Corp.	2,100	$55,489
Sumitomo Bakelite Co. Ltd.	42,000	292,445
Sumitomo Seika Chemicals Co. Ltd.	2,100	93,335
Taiyo Holdings Co. Ltd.	4,200	186,481
Takasago International Corp.	2,100	75,485
Tenma Corp.	4,200	75,124
Toagosei Co. Ltd.	21,000	236,235
Tokai Carbon Co. Ltd.	42,000	215,725
Tokuyama Corp.[b]	63,000	279,152
Tokyo Ohka Kogyo Co. Ltd.	8,400	295,863
Toyo Ink SC Holdings Co. Ltd.	42,000	211,548
Toyobo Co. Ltd.	168,000	296,243
Ube Industries Ltd.	231,000	549,378
W-Scope Corp.[a]	6,300	99,925
Zeon Corp.	27,000	276,140

		8,855,083
COMMERCIAL SERVICES & SUPPLIES — 1.58%
Aeon Delight Co. Ltd.	4,200	134,828
Bell System24 Holdings Inc.	6,300	60,274
Daiseki Co. Ltd.	8,460	181,616
Duskin Co. Ltd.	8,400	210,636
Itoki Corp.	8,400	56,362
Kokuyo Co. Ltd.	16,800	223,473
Kyodo Printing Co. Ltd.	21,000	71,972
Matsuda Sangyo Co. Ltd.	4,260	56,281
Mitsubishi Pencil Co. Ltd.	4,200	242,691
Nippon Kanzai Co. Ltd.	4,200	71,440
Nippon Parking Development Co. Ltd.	39,900	56,647
Okamura Corp.	14,700	132,531
Oyo Corp.	4,200	56,324
Pilot Corp.	8,400	327,386
Prestige International Inc.	8,400	87,050
Relia Inc.	8,400	92,823
Sato Holdings Corp.	6,300	143,222
Toppan Forms Co. Ltd.	10,500	110,047

		2,315,603
COMMUNICATIONS EQUIPMENT — 0.28%
Denki Kogyo Co. Ltd.	21,000	106,344
Hitachi Kokusai Electric Inc.	10,500	248,293
Icom Inc.	2,100	50,228

		404,865

Security	Shares	Value
CONSTRUCTION & ENGINEERING — 4.96%
Chiyoda Corp.	30,000	$169,010
Chudenko Corp.	6,300	159,914
COMSYS Holdings Corp.	21,000	445,503
Daiho Corp.	21,000	101,976
Fudo Tetra Corp.	37,800	62,211
Hazama Ando Corp.	35,700	258,263
Hibiya Engineering Ltd.	4,200	66,275
Kandenko Co. Ltd.	21,000	214,586
Kinden Corp.	25,200	386,939
Kumagai Gumi Co. Ltd.	84,000	261,301
Kyowa Exeo Corp.	18,900	314,473
Kyudenko Corp.	8,400	298,521
Maeda Corp.	21,000	227,309
Maeda Road Construction Co. Ltd.	21,000	425,944
Mirait Holdings Corp.	12,600	127,726
Nippo Corp.	10,000	203,735
Nippon Densetsu Kogyo Co. Ltd.	6,300	129,093
Nippon Koei Co. Ltd.	4,200	114,319
Nippon Road Co. Ltd. (The)	21,000	111,851
Nishimatsu Construction Co. Ltd.	63,000	346,946
Okumura Corp.	42,000	283,330
OSJB Holdings Corp.[a]	27,300	71,098
Penta-Ocean Construction Co. Ltd.	56,700	322,506
Raito Kogyo Co. Ltd.	8,400	92,823
Sanki Engineering Co. Ltd.	8,400	89,329
Shinnihon Corp.	6,300	58,736
SHO-BOND Holdings Co. Ltd.	4,200	202,432
Sumitomo Densetsu Co. Ltd.	4,200	56,058
Sumitomo Mitsui Construction Co. Ltd.	168,000	188,380
Taihei Dengyo Kaisha Ltd.	6,000	67,062
Taikisha Ltd.	6,300	173,473
Takamatsu Construction Group Co. Ltd.	2,100	53,096
Tekken Corp.	21,000	63,616
Toa Corp./Tokyo[a,b]	4,200	76,226
Toda Corp.	42,000	265,099
Tokyu Construction Co. Ltd.	16,840	147,408
Toshiba Plant Systems & Services Corp.	8,400	125,181
Totetsu Kogyo Co. Ltd.	6,300	197,400
Toyo Construction Co. Ltd.	14,700	55,166
Toyo Engineering Corp.	42,000	97,608
Yahagi Construction Co. Ltd.	6,300	50,589

170

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI JAPAN SMALL-CAP ETF

May 31, 2017

Security	Shares	Value
Yokogawa Bridge Holdings Corp.	6,300	$87,221

		7,249,732
CONSTRUCTION MATERIALS — 0.25%
Sumitomo Osaka Cement Co. Ltd.	84,000	367,645

		367,645
CONSUMER FINANCE — 0.53%
Aiful Corp.[b]	65,100	191,324
Hitachi Capital Corp.	10,500	244,021
J Trust Co. Ltd.	14,700	105,280
Jaccs Co. Ltd.	21,000	90,012
Orient Corp.[a]	88,200	149,944

		780,581
CONTAINERS & PACKAGING — 0.48%
FP Corp.	4,200	221,802
Fuji Seal International Inc.	8,400	211,244
Pack Corp. (The)	2,100	62,857
Rengo Co. Ltd.	37,800	212,269

		708,172
DISTRIBUTORS — 0.36%
Canon Marketing Japan Inc.	10,500	220,093
Doshisha Co. Ltd.	4,200	79,226
PALTAC Corp.	6,300	222,182

		521,501
DIVERSIFIED CONSUMER SERVICES — 0.07%
Meiko Network Japan Co. Ltd.	8,400	104,369

		104,369
DIVERSIFIED FINANCIAL SERVICES — 1.01%
Financial Products Group Co. Ltd.	14,700	133,195
Fuyo General Lease Co. Ltd.	4,200	227,499
IBJ Leasing Co. Ltd.	6,300	140,772
Japan Securities Finance Co. Ltd.	18,900	94,171
Ricoh Leasing Co. Ltd.	4,200	129,891
Tokyo Century Corp.	8,480	321,686
Zenkoku Hosho Co. Ltd.	10,500	430,597

		1,477,811
ELECTRIC UTILITIES — 0.84%
Hokkaido Electric Power Co. Inc.	37,800	289,520
Hokuriku Electric Power Co.	33,600	328,146
Okinawa Electric Power Co. Inc. (The)	6,930	169,764
Shikoku Electric Power Co. Inc.	35,700	446,795

		1,234,225

Security	Shares	Value
ELECTRICAL EQUIPMENT — 1.75%
Chiyoda Integre Co. Ltd.	2,100	$43,335
Cosel Co. Ltd.	4,200	52,412
Daihen Corp.	21,000	160,465
Denyo Co. Ltd.	4,200	68,402
Fujikura Ltd.	52,500	450,536
Furukawa Electric Co. Ltd.	14,700	658,665
Futaba Corp.	6,300	109,040
GS Yuasa Corp.	63,000	283,140
Idec Corp./Japan	6,300	87,164
Nissin Electric Co. Ltd.	10,500	120,016
Nitto Kogyo Corp.	6,300	102,375
Sanyo Denki Co. Ltd.	9,000	83,745
Toyo Tanso Co. Ltd.	2,100	36,176
Ushio Inc.	23,100	297,040

		2,552,511
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 4.39%
Ai Holdings Corp.	8,400	223,929
Amano Corp.	12,600	283,823
Anritsu Corp.	29,400	254,693
Azbil Corp.	12,600	459,746
Canon Electronics Inc.	4,200	81,049
Citizen Watch Co. Ltd.	56,700	370,702
CONEXIO Corp.	2,100	36,840
Daiwabo Holdings Co. Ltd.	42,000	153,818
Dexerials Corp.[b]	10,500	90,677
Elematec Corp.	2,100	34,277
Enplas Corp.	2,100	62,192
HORIBA Ltd.	8,400	515,007
Hosiden Corp.	12,600	143,336
Ibiden Co. Ltd.	23,100	414,645
Iriso Electronics Co. Ltd.	2,100	163,693
Japan Aviation Electronics Industry Ltd.	8,000	107,573
Japan Cash Machine Co. Ltd.[a]	4,200	43,791
Japan Display Inc.[a,b]	77,700	139,120
Kaga Electronics Co. Ltd.	4,200	77,441
Koa Corp.	6,300	111,091
Macnica Fuji Electronics Holdings Inc.	6,300	92,063
Maruwa Co. Ltd./Aichi	2,100	77,859
Nichicon Corp.	10,500	103,020
Nippon Ceramic Co. Ltd.	4,200	100,267
Nippon Chemi-Con Corp.	21,000	75,200

171

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI JAPAN SMALL-CAP ETF

May 31, 2017

Security	Shares	Value
Nippon Signal Co. Ltd.	10,500	$100,931
Nissha Printing Co. Ltd.[a]	6,300	180,594
Nohmi Bosai Ltd.	4,200	57,577
Oki Electric Industry Co. Ltd.	16,800	247,781
Optex Group Co. Ltd.	2,100	70,548
Ryosan Co. Ltd.	6,300	227,594
Ryoyo Electro Corp.	4,200	61,337
SIIX Corp.[a]	4,200	176,226
SMK Corp.	21,000	72,542
Taiyo Yuden Co. Ltd.	23,100	328,583
Topcon Corp.	21,000	384,166
Toyo Corp./Chuo-ku	6,300	59,761
UKC Holdings Corp.	4,200	75,124
V Technology Co. Ltd.	800	164,001

		6,422,617
ENERGY EQUIPMENT & SERVICES — 0.16%
Modec Inc.	4,200	96,393
Shinko Plantech Co. Ltd.	10,500	76,434
Toyo Kanetsu KK	21,000	59,439

		232,266
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) — 7.98%
Activia Properties Inc.	126	582,231
Advance Residence Investment Corp.	273	725,301
AEON REIT Investment Corp.	273	300,686
Comforia Residential REIT Inc.	105	232,722
Daiwa Office Investment Corp.	63	321,309
Frontier Real Estate Investment Corp.	105	460,031
Fukuoka REIT Corp.	147	233,424
Global One Real Estate Investment Corp.	42	151,919
GLP J-REIT	525	592,960
Hankyu REIT Inc.	105	136,917
Heiwa Real Estate REIT Inc.	189	147,153
Hoshino Resorts REIT Inc.	42	217,245
Hulic Reit Inc.	189	313,106
Ichigo Office REIT Investment	273	165,402
Industrial & Infrastructure Fund Investment Corp.	63	284,849
Invesco Office J-Reit Inc.	168	154,198
Invincible Investment Corp.	714	336,387
Japan Excellent Inc.	273	324,139
Japan Hotel REIT Investment Corp.	798	579,458

Security	Shares	Value
Japan Logistics Fund Inc.	189	$407,106
Japan Rental Housing Investments Inc.	336	251,275
Kenedix Office Investment Corp.	84	468,671
Kenedix Residential Investment Corp.	63	163,731
Kenedix Retail REIT Corp.	105	230,348
LaSalle Logiport REIT	231	233,956
MCUBS MidCity Investment Corp.	63	200,534
Mitsui Fudosan Logistics Park Inc.[a]	42	127,612
Mori Hills REIT Investment Corp.	315	402,491
Mori Trust Hotel Reit Inc.	63	86,081
MORI TRUST Sogo REIT Inc.	210	341,059
Nippon Accommodations Fund Inc.	105	466,677
NIPPON REIT Investment Corp.	84	223,246
Orix JREIT Inc.	525	832,708
Premier Investment Corp.	273	293,774
Sekisui House Reit Inc.[a]	168	212,839
Sekisui House SI Residential Investment Corp.	210	229,018
TOKYU REIT Inc.	189	235,513

		11,666,076
FOOD & STAPLES RETAILING — 3.19%
Ain Holdings Inc.	4,200	338,400
Arcs Co. Ltd.	8,400	181,999
Axial Retailing Inc.	2,100	84,315
Belc Co. Ltd.	2,100	98,748
Cawachi Ltd.	4,200	104,938
Cocokara fine Inc.	4,200	212,687
Cosmos Pharmaceutical Corp.	2,100	443,794
Create SD Holdings Co. Ltd.	6,300	149,261
Daikokutenbussan Co. Ltd.[a]	2,100	103,875
Heiwado Co. Ltd.	6,300	136,443
Kansai Super Market Ltd.	4,200	61,907
Kato Sangyo Co. Ltd.	4,200	106,609
Kobe Bussan Co. Ltd.	2,100	81,562
Kusuri no Aoki Holdings Co. Ltd.	2,400	116,761
Life Corp.	2,100	56,723
Matsumotokiyoshi Holdings Co. Ltd.	8,400	492,219
Ministop Co. Ltd.	4,200	85,948
Mitsubishi Shokuhin Co. Ltd.	2,100	62,762
Qol Co. Ltd.	4,200	64,528
San-A Co. Ltd.	4,200	191,418
Sogo Medical Co. Ltd.	2,100	92,481
Sugi Holdings Co. Ltd.	8,400	448,162

172

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI JAPAN SMALL-CAP ETF

May 31, 2017

Security	Shares	Value
United Super Markets Holdings Inc.	10,500	$102,735
Valor Holdings Co. Ltd.	8,400	192,558
Welcia Holdings Co. Ltd.	8,400	307,637
Yakuodo Co. Ltd.[a]	2,100	63,901
Yaoko Co. Ltd.	4,200	176,416
Yokohama Reito Co. Ltd.	10,500	100,837

		4,659,624
FOOD PRODUCTS — 5.21%
Ariake Japan Co. Ltd.	4,200	301,560
DyDo Group Holdings Inc.	2,100	105,014
Ezaki Glico Co. Ltd.	8,400	474,748
Fuji Oil Holdings Inc.	12,600	307,181
Fujicco Co. Ltd.	4,200	99,545
Fujiya Co. Ltd.	42,000	97,228
Hokuto Corp.	4,200	76,226
House Foods Group Inc.	12,600	316,638
Itoham Yonekyu Holdings Inc.	29,400	275,164
J-Oil Mills Inc.	2,100	76,529
Kagome Co. Ltd.	16,800	537,035
Kameda Seika Co. Ltd.	2,100	109,192
Kenko Mayonnaise Co. Ltd.	2,100	60,008
Kewpie Corp.	23,100	603,690
KEY Coffee Inc.	4,200	83,138
Kotobuki Spirits Co. Ltd.[a]	4,200	144,893
Marudai Food Co. Ltd.	21,000	97,608
Maruha Nichiro Corp.	8,400	240,792
MEGMILK SNOW BRAND Co. Ltd.	10,500	318,081
Mitsui Sugar Co. Ltd.	4,200	124,764
Morinaga & Co. Ltd./Japan	8,400	501,334
Morinaga Milk Industry Co. Ltd.	42,000	353,212
Nichirei Corp.	25,200	722,376
Nippon Beet Sugar Manufacturing Co. Ltd.	4,200	83,518
Nippon Flour Mills Co. Ltd.	10,500	166,731
Nippon Suisan Kaisha Ltd.	58,800	307,333
Nisshin OilliO Group Ltd. (The)	21,000	124,194
Prima Meat Packers Ltd.	21,000	117,168
Riken Vitamin Co. Ltd.	2,100	83,841
Rock Field Co. Ltd.	6,300	114,623
Rokko Butter Co. Ltd.	4,200	102,166
S Foods Inc.[a]	2,100	71,782
Sakata Seed Corp.	6,300	201,388
Showa Sangyo Co. Ltd.	21,000	110,901
Warabeya Nichiyo Holdings Co. Ltd.	4,200	116,788

		7,626,389

Security	Shares	Value
GAS UTILITIES — 0.10%
K&O Energy Group Inc.	4,200	$68,022
Shizuoka Gas Co. Ltd.	10,500	72,731

		140,753
HEALTH CARE EQUIPMENT & SUPPLIES — 1.72%
Asahi Intecc Co. Ltd.	10,500	486,142
Eiken Chemical Co. Ltd.	4,200	124,194
Fukuda Denshi Co. Ltd.	2,100	138,437
Hogy Medical Co. Ltd.	2,100	142,234
JEOL Ltd.	21,000	105,204
Mani Inc.	4,200	118,877
Menicon Co. Ltd.	2,100	66,180
Nagaileben Co. Ltd.	4,200	96,051
Nakanishi Inc.	4,200	170,909
Nihon Kohden Corp.	16,800	375,393
Nikkiso Co. Ltd.	12,600	121,232
Nipro Corp.	27,300	381,659
Paramount Bed Holdings Co. Ltd.	4,200	182,113

		2,508,625
HEALTH CARE PROVIDERS & SERVICES — 0.75%
AS ONE Corp.	2,100	98,558
BML Inc.	4,200	85,872
Japan Lifeline Co. Ltd.	4,200	155,907
NichiiGakkan Co. Ltd.	8,400	80,441
Ship Healthcare Holdings Inc.	8,400	234,336
Toho Holdings Co. Ltd.	10,500	213,257
Tokai Corp./Gifu	2,100	82,606
Tsukui Corp.	12,600	78,390
Vital KSK Holdings Inc.	8,400	72,086

		1,101,453
HOTELS, RESTAURANTS & LEISURE — 3.19%
Atom Corp.	18,900	125,106
BRONCO BILLY Co. Ltd.[a]	2,100	49,545
Colowide Co. Ltd.[a]	12,600	211,016
Create Restaurants Holdings Inc.	10,500	94,095
Doutor Nichires Holdings Co. Ltd.	6,300	135,189
Fuji Kyuko Co. Ltd.[a]	8,000	82,253
Fujita Kanko Inc.	21,000	67,034
Hiday Hidaka Corp.	4,216	93,291
Hiramatsu Inc.	6,300	37,144
HIS Co. Ltd.	8,400	237,754
Ichibanya Co. Ltd.	2,100	70,073
Kappa Create Co. Ltd.[b]	6,300	71,611
Kisoji Co. Ltd.	4,200	96,469

173

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI JAPAN SMALL-CAP ETF

May 31, 2017

Security	Shares	Value
KNT-CT Holdings Co. Ltd.[b]	21,000	$26,776
Komeda Holdings Co. Ltd.	6,300	112,173
Koshidaka Holdings Co. Ltd.	2,100	48,120
Kura Corp.	2,100	95,519
Kyoritsu Maintenance Co. Ltd.	6,380	183,753
Matsuya Foods Co. Ltd.	1,800	67,631
MOS Food Services Inc.[a]	6,300	194,267
Ohsho Food Service Corp.	2,100	77,574
Plenus Co. Ltd.	4,200	87,506
Resorttrust Inc.	16,800	312,042
Ringer Hut Co. Ltd.	4,200	91,304
Round One Corp.	14,700	151,673
Royal Holdings Co. Ltd.	6,300	134,506
Saizeriya Co. Ltd.	6,300	180,024
Skylark Co. Ltd.	21,000	330,614
St. Marc Holdings Co. Ltd.	4,200	129,131
Tokyo Dome Corp.	18,900	169,200
Tokyotokeiba Co. Ltd.	42,000	92,291
Toridoll Holdings Corp.	4,200	106,571
Tosho Co. Ltd.	2,100	104,255
WATAMI Co. Ltd.	4,200	52,602
Yoshinoya Holdings Co. Ltd.	12,600	204,180
Zensho Holdings Co. Ltd.	18,900	344,724

		4,667,016
HOUSEHOLD DURABLES — 2.23%
Alpine Electronics Inc.	8,400	120,320
Chofu Seisakusho Co. Ltd.	4,200	101,976
Clarion Co. Ltd.	21,000	76,340
Cleanup Corp.	4,200	30,878
Foster Electric Co. Ltd.	4,200	62,895
France Bed Holdings Co. Ltd.	6,300	54,976
Fujitsu General Ltd.	12,600	291,343
Funai Electric Co. Ltd.[a]	4,200	32,815
Haseko Corp.	58,800	747,595
JVC Kenwood Corp.	27,300	71,839
Misawa Homes Co. Ltd.	6,300	55,830
PanaHome Corp.	21,000	233,386
Pioneer Corp.[b]	67,200	120,928
Pressance Corp.	8,400	114,091
Sangetsu Corp.	10,500	186,101
Starts Corp. Inc.	6,300	154,046
Sumitomo Forestry Co. Ltd.	27,300	435,477
Tamron Co. Ltd.	4,200	76,491
Token Corp.	2,120	190,941

Security	Shares	Value
Zojirushi Corp.	8,400	$99,279

		3,257,547
HOUSEHOLD PRODUCTS — 0.62%
Earth Chemical Co. Ltd.	2,100	111,661
Pigeon Corp.	23,100	797,956

		909,617
INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS — 0.04%
eRex Co. Ltd.[a]	6,300	59,704

		59,704
INDUSTRIAL CONGLOMERATES — 0.29%
Katakura Industries Co. Ltd.	4,200	48,804
Nisshinbo Holdings Inc.	27,300	258,472
TOKAI Holdings Corp.	16,800	123,814

		431,090
INSURANCE — 0.06%
Anicom Holdings Inc.[a]	4,200	87,088

		87,088
INTERNET & DIRECT MARKETING RETAIL — 0.20%
ASKUL Corp.[a]	4,200	123,434
Belluna Co. Ltd.	10,500	124,004
Senshukai Co. Ltd.	6,300	45,918

		293,356
INTERNET SOFTWARE & SERVICES — 1.09%
Ateam Inc.	2,100	57,350
COOKPAD Inc.	12,600	100,153
CROOZ Inc.	2,100	55,432
Dip Corp.	6,300	142,766
F@N Communications Inc.	12,600	110,977
GMO Internet Inc.	14,700	194,742
Gree Inc.	23,100	191,551
Gurunavi Inc.	6,300	112,743
Infomart Corp.[a]	18,900	142,196
Internet Initiative Japan Inc.	6,300	123,226
Istyle Inc.[a]	8,400	81,657
SMS Co. Ltd.	6,300	174,327
UNITED Inc./Japan	2,100	46,278
ZIGExN Co. Ltd.[b]	4,200	58,869

		1,592,267
IT SERVICES — 2.15%
Digital Garage Inc.[a]	8,400	150,020
DTS Corp.	4,200	125,144
GMO Payment Gateway Inc.	4,274	249,286
Hearts United Group Co. Ltd.[a]	4,200	59,249

174

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI JAPAN SMALL-CAP ETF

May 31, 2017

Security	Shares	Value
Ines Corp.	6,300	$65,686
Infocom Corp.	2,100	40,885
Information Services International-Dentsu Ltd.	2,100	50,551
Itochu Techno-Solutions Corp.	10,500	358,435
Kanematsu Electronics Ltd.	4,200	130,461
NEC Networks & System Integration Corp.	4,200	93,468
NET One Systems Co. Ltd.	16,800	160,731
Nihon Unisys Ltd.	14,700	248,977
NS Solutions Corp.	8,400	201,749
SCSK Corp.	10,556	467,257
TIS Inc.	16,848	489,054
TKC Corp.	4,200	120,016
Transcosmos Inc.	6,300	135,930

		3,146,899
LEISURE PRODUCTS — 0.60%
Fields Corp.	4,200	45,234
Heiwa Corp.	10,516	229,082
Mars Engineering Corp.	2,100	44,835
Mizuno Corp.	21,000	119,257
Tomy Co. Ltd.	16,800	216,029
Universal Entertainment Corp.	4,200	128,182
Yonex Co. Ltd.[a]	10,500	95,709

		878,328
LIFE SCIENCES TOOLS & SERVICES — 0.09%
EPS Holdings Inc.	6,300	95,083
Linical Co. Ltd.	2,100	31,390

		126,473
MACHINERY — 6.67%
Aichi Corp.	6,300	43,639
Aida Engineering Ltd.	10,500	92,481
Anest Iwata Corp.	8,400	78,162
Asahi Diamond Industrial Co. Ltd.	10,500	77,004
Bando Chemical Industries Ltd.	8,400	77,327
CKD Corp.	10,500	161,034
Daifuku Co. Ltd.	18,900	576,819
Daiwa Industries Ltd.	6,300	69,104
DMG Mori Co. Ltd.	23,100	363,885
Ebara Corp.	18,900	535,800
Fuji Machine Manufacturing Co. Ltd.	14,700	227,841
Fujitec Co. Ltd.	10,500	121,725
Fukushima Industries Corp.	2,100	81,657
Furukawa Co. Ltd.	63,000	111,091
Glory Ltd.	12,600	428,412

Security	Shares	Value
Harmonic Drive Systems Inc.[a]	6,300	$217,055
Hirata Corp.[a]	2,100	215,536
Hitachi Zosen Corp.	33,600	158,908
Iseki & Co. Ltd.	42,000	84,695
Japan Steel Works Ltd. (The)	12,600	182,987
Kato Works Co. Ltd.	2,100	61,337
Kitz Corp.	16,800	138,702
Komori Corp.	10,500	138,911
Kyokuto Kaihatsu Kogyo Co. Ltd.	6,300	102,318
Makino Milling Machine Co. Ltd.	21,000	173,188
Max Co. Ltd.	4,000	58,236
Meidensha Corp.	42,000	141,665
METAWATER Co. Ltd.	2,100	57,444
Mitsubishi Nichiyu Forklift Co. Ltd.	6,300	38,398
Mitsuboshi Belting Ltd.	8,000	84,207
Mitsui Engineering & Shipbuilding Co. Ltd.	147,000	202,053
Miura Co. Ltd.	18,900	369,164
Morita Holdings Corp.	6,300	94,684
Nachi-Fujikoshi Corp.	42,000	212,307
Namura Shipbuilding Co. Ltd.	10,500	56,970
Nippon Sharyo Ltd.[a,b]	21,000	54,881
Nippon Thompson Co. Ltd.	12,600	69,275
Nitta Corp.	4,200	125,903
Nitto Kohki Co. Ltd.	2,100	48,139
Noritake Co. Ltd./Nagoya Japan	2,100	64,471
NTN Corp.	84,000	385,115
Obara Group Inc.	2,100	113,939
Oiles Corp.	4,296	73,966
OKUMA Corp.	21,000	188,570
OSG Corp.	16,800	342,274
Ryobi Ltd.	21,000	84,885
Shibuya Corp.	4,200	129,891
Shima Seiki Manufacturing Ltd.	4,200	196,736
Shinmaywa Industries Ltd.	21,000	168,441
Sintokogio Ltd.	8,400	85,531
Sodick Co. Ltd.	8,400	88,341
Star Micronics Co. Ltd.	8,400	123,890
Tadano Ltd.	21,000	257,883
Takeuchi Manufacturing Co. Ltd.	8,400	139,310
Takuma Co. Ltd.	16,800	157,996
Teikoku Sen-I Co. Ltd.	4,200	69,047
Tocalo Co. Ltd.	4,200	136,348
Toshiba Machine Co. Ltd.	21,000	92,671
Tsubaki Nakashima Co. Ltd.[a]	4,200	75,618

175

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI JAPAN SMALL-CAP ETF

May 31, 2017

Security	Shares	Value
Tsubakimoto Chain Co.	21,000	$180,024
Tsugami Corp.	21,000	150,590
Tsukishima Kikai Co. Ltd.	6,300	68,592
Tsurumi Manufacturing Co. Ltd.	4,200	66,161
Union Tool Co.	2,100	62,857
YAMABIKO Corp.	6,300	72,010
Yushin Precision Equipment Co. Ltd.[a]	2,100	51,672

		9,759,773
MARINE — 0.42%
Iino Kaiun Kaisha Ltd.	18,900	78,276
Kawasaki Kisen Kaisha Ltd.[a,b]	189,000	490,510
NS United Kaiun Kaisha Ltd.	21,000	43,297

		612,083
MEDIA — 1.94%
Amuse Inc.	2,100	58,584
Asatsu-DK Inc.	6,300	154,730
Avex Group Holdings Inc.	6,300	81,182
CyberAgent Inc.	21,000	759,597
D.A. Consortium Holdings Inc.	6,300	92,291
Daiichikosho Co. Ltd.	8,400	406,384
Kadokawa Dwango[b]	10,508	130,465
Lifull Co. Ltd.[a]	10,500	67,034
Septeni Holdings Co. Ltd.[a]	21,000	70,073
Shochiku Co. Ltd.[a]	21,000	257,313
SKY Perfect JSAT Holdings Inc.	33,600	147,362
Toei Co. Ltd.[a]	21,000	197,115
Tokyo Broadcasting System Holdings Inc.	8,400	139,386
TV Asahi Holdings Corp.	4,200	73,605
Vector Inc.	6,300	92,576
Zenrin Co. Ltd.	4,200	102,508

		2,830,205
METALS & MINING — 2.43%
Aichi Steel Corp.	2,100	80,517
Asahi Holdings Inc.	6,300	107,502
Daido Steel Co. Ltd.	63,000	345,237
Dowa Holdings Co. Ltd.	63,000	476,267
Godo Steel Ltd.	2,100	33,821
Kyoei Steel Ltd.	4,200	63,806
Mitsubishi Steel Manufacturing Co. Ltd.	21,000	46,715
Mitsui Mining & Smelting Co. Ltd.	126,000	502,473
Nakayama Steel Works Ltd.	4,200	24,839
Neturen Co. Ltd.	6,300	57,027

Security	Shares	Value
Nippon Denko Co. Ltd.	23,100	$79,796
Nippon Light Metal Holdings Co. Ltd.	109,200	255,756
Nisshin Steel Co. Ltd.	10,500	115,839
Nittetsu Mining Co. Ltd.	2,100	105,774
Osaka Steel Co. Ltd.	2,100	38,645
OSAKA Titanium Technologies Co. Ltd.[a]	4,200	62,819
Pacific Metals Co. Ltd.[b]	21,000	54,121
Sanyo Special Steel Co. Ltd.	21,000	110,331
Toho Titanium Co. Ltd.[a]	6,300	43,297
Toho Zinc Co. Ltd.	21,000	80,897
Tokyo Rope Manufacturing Co. Ltd.[a]	4,200	65,933
Tokyo Steel Manufacturing Co. Ltd.	21,000	166,921
Topy Industries Ltd.	4,200	110,939
Toyo Kohan Co. Ltd.	10,500	36,935
UACJ Corp.	63,140	164,438
Yamato Kogyo Co. Ltd.	8,400	201,825
Yodogawa Steel Works Ltd.	4,200	114,509

		3,546,979
MULTILINE RETAIL — 0.97%
Fuji Co. Ltd./Ehime	4,200	105,166
H2O Retailing Corp.	16,835	282,702
Izumi Co. Ltd.	8,400	458,037
Kintetsu Department Store Co. Ltd.[b]	21,000	67,794
Matsuya Co. Ltd.	6,300	55,659
Parco Co. Ltd.	4,200	47,817
Seria Co. Ltd.[a]	8,400	407,144

		1,424,319
OIL, GAS & CONSUMABLE FUELS — 0.53%
Cosmo Energy Holdings Co. Ltd.	12,600	183,670
ITOCHU Enex Co. Ltd.	10,500	86,309
Japan Petroleum Exploration Co. Ltd.	6,300	127,043
Nippon Gas Co. Ltd.[a]	8,400	281,810
San-Ai Oil Co. Ltd.	10,500	94,570

		773,402
PAPER & FOREST PRODUCTS — 0.69%
Daiken Corp.	4,200	89,443
Daio Paper Corp.	14,700	180,518
Hokuetsu Kishu Paper Co. Ltd.	27,300	210,085
Mitsubishi Paper Mills Ltd.[b]	8,400	56,134
Nippon Paper Industries Co. Ltd.	21,000	399,548
Tokushu Tokai Paper Co. Ltd.	2,100	75,960

		1,011,688

176

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI JAPAN SMALL-CAP ETF

May 31, 2017

Security	Shares	Value
PERSONAL PRODUCTS — 1.13%
Ci:z Holdings Co. Ltd.	6,300	$205,376
Euglena Co. Ltd.[a,b]	12,600	132,967
Fancl Corp.	8,400	157,920
Kobayashi Pharmaceutical Co. Ltd.	10,500	620,021
Mandom Corp.	4,200	219,523
Milbon Co. Ltd.	2,100	115,649
Noevir Holdings Co. Ltd.	4,200	196,356

		1,647,812
PHARMACEUTICALS — 2.54%
ASKA Pharmaceutical Co. Ltd.	4,200	66,351
JCR Pharmaceuticals Co. Ltd.	4,200	103,533
Kaken Pharmaceutical Co. Ltd.	6,300	363,467
Kissei Pharmaceutical Co. Ltd.	6,300	161,908
KYORIN Holdings Inc.	8,400	173,264
Mochida Pharmaceutical Co. Ltd.	2,100	148,691
Nichi-Iko Pharmaceutical Co. Ltd.	8,450	123,481
Nippon Shinyaku Co. Ltd.	10,500	613,374
Rohto Pharmaceutical Co. Ltd.	21,000	437,528
Sawai Pharmaceutical Co. Ltd.	6,300	341,249
Seikagaku Corp.	8,400	134,980
Sosei Group Corp.[a,b]	3,300	333,924
Torii Pharmaceutical Co. Ltd.	2,100	51,235
Towa Pharmaceutical Co. Ltd.	2,100	100,267
Tsumura & Co.	12,600	460,885
ZERIA Pharmaceutical Co. Ltd.	6,300	96,849

		3,710,986
PROFESSIONAL SERVICES — 1.73%
Benefit One Inc.	4,200	160,085
en-japan Inc.	4,200	116,978
Funai Soken Holdings Inc.	4,200	94,456
JAC Recruitment Co. Ltd.	4,200	61,300
Meitec Corp.	6,300	268,043
Nihon M&A Center Inc.[a]	12,600	498,485
Nomura Co. Ltd.	8,400	177,594
Outsourcing Inc.[a]	2,100	96,089
Tanseisha Co. Ltd.	8,400	86,290
TechnoPro Holdings Inc.	6,300	256,079
Temp Holdings Co. Ltd.	33,600	664,495
Yumeshin Holdings Co. Ltd.[a]	8,400	55,906

		2,535,800
REAL ESTATE MANAGEMENT & DEVELOPMENT — 1.69%
Ardepro Co. Ltd.	31,500	46,715
Daibiru Corp.	10,500	107,008

Security	Shares	Value
Daikyo Inc.	63,000	$128,182
Goldcrest Co. Ltd.	4,200	87,619
Heiwa Real Estate Co. Ltd.	8,400	139,386
Ichigo Inc.	48,300	139,329
Kenedix Inc.	52,500	261,586
Leopalace21 Corp.	52,500	309,536
NTT Urban Development Corp.	25,200	245,654
Open House Co. Ltd.	6,300	195,691
Relo Group Inc.	21,000	423,475
Sun Frontier Fudousan Co. Ltd.	4,200	44,360
Takara Leben Co. Ltd.	16,800	77,175
TOC Co. Ltd.	12,600	116,902
Tosei Corp.	6,300	45,975
Unizo Holdings Co. Ltd.	4,200	105,660

		2,474,253
ROAD & RAIL — 2.02%
Fukuyama Transporting Co. Ltd.	21,000	134,449
Hitachi Transport System Ltd.	10,500	237,374
Nankai Electric Railway Co. Ltd.	105,000	556,405
Nikkon Holdings Co. Ltd.	12,600	277,898
Nishi-Nippon Railroad Co. Ltd.	63,000	271,176
Sakai Moving Service Co. Ltd.	2,100	76,244
Sankyu Inc.	63,000	393,661
Seino Holdings Co. Ltd.	29,400	369,278
Senko Group Holdings Co. Ltd.	21,000	128,941
Sotetsu Holdings Inc.	84,000	401,827
Trancom Co. Ltd.	2,100	111,661

		2,958,914
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 2.38%
Advantest Corp.	33,600	601,297
Japan Material Co. Ltd.[a]	4,200	74,402
Lasertec Corp.	8,400	122,675
Megachips Corp.[a]	4,200	101,330
Micronics Japan Co. Ltd.[a]	6,300	60,388
Mimasu Semiconductor Industry Co. Ltd.	2,100	34,714
Mitsui High-Tec Inc.	4,200	46,981
Sanken Electric Co. Ltd.	21,000	86,594
SCREEN Holdings Co. Ltd.	8,400	612,235
Shindengen Electric Manufacturing Co. Ltd.	21,000	104,255
Shinko Electric Industries Co. Ltd.	14,700	117,244
Sumco Corp.	46,200	764,952

177

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI JAPAN SMALL-CAP ETF

May 31, 2017

Security	Shares	Value
Tokyo Seimitsu Co. Ltd.	8,400	$289,026
ULVAC Inc.	8,400	466,392

		3,482,485
SOFTWARE — 1.46%
Broadleaf Co. Ltd.	12,600	81,695
Capcom Co. Ltd.	10,500	248,293
COLOPL Inc.[a]	10,500	114,509
Fuji Soft Inc.	4,200	124,194
GungHo Online Entertainment Inc.	79,800	199,888
Justsystems Corp.	6,300	94,570
Koei Tecmo Holdings Co. Ltd.	8,440	175,997
Marvelous Inc.[a]	6,300	70,586
Miroku Jyoho Service Co. Ltd.	4,200	87,581
MTI Ltd.	6,300	37,315
NSD Co. Ltd.	8,400	149,337
OBIC Business Consultants Co. Ltd.	2,100	106,533
Square Enix Holdings Co. Ltd.	18,900	599,891
Systena Corp.	2,100	44,190

		2,134,579
SPECIALTY RETAIL — 2.85%
Adastria Co. Ltd.	6,300	167,035
Alpen Co. Ltd.	4,200	73,453
AOKI Holdings Inc.	8,400	109,002
Aoyama Trading Co. Ltd.	10,500	379,324
Arcland Sakamoto Co. Ltd.	4,200	55,451
Asahi Co. Ltd.	4,200	50,513
Autobacs Seven Co. Ltd.	14,700	232,228
BIC Camera Inc.	18,900	201,160
Chiyoda Co. Ltd.	4,200	105,432
DCM Holdings Co. Ltd.	21,000	184,202
EDION Corp.[a]	14,700	140,506
Geo Holdings Corp.	6,300	66,484
IDOM Inc.[a]	12,600	69,389
JINS Inc.[a]	2,100	123,055
Joshin Denki Co. Ltd.	6,000	76,285
Joyful Honda Co. Ltd.	6,300	212,212
K’s Holdings Corp.	16,800	346,376
Kohnan Shoji Co. Ltd.	6,300	121,232
Komeri Co. Ltd.	6,300	159,971
Laox Co. Ltd.[b]	6,300	28,884
Nishimatsuya Chain Co. Ltd.	10,500	110,996
Nojima Corp.	6,300	99,526
PAL GROUP Holdings Co. Ltd.	2,100	51,994
PC Depot Corp.[a]	8,440	45,869
Right On Co. Ltd.	2,100	19,085

Security	Shares	Value
Sac’s Bar Holdings Inc.	4,200	$45,462
Sanrio Co. Ltd.	10,500	196,451
Shimachu Co. Ltd.	10,500	245,160
T-Gaia Corp.	4,200	77,669
United Arrows Ltd.	4,200	127,042
VT Holdings Co. Ltd.	14,700	76,434
Xebio Holdings Co. Ltd.	4,200	68,288
Yellow Hat Ltd.	4,200	101,292

		4,167,462
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 0.61%
Eizo Corp.	4,200	166,921
Elecom Co. Ltd.	4,200	88,987
Hitachi Maxell Ltd.	8,400	165,136
MCJ Co. Ltd.	6,300	71,725
Melco Holdings Inc.	2,100	60,578
Riso Kagaku Corp.	4,200	85,531
Roland DG Corp.	2,100	49,810
Toshiba TEC Corp.	21,000	116,598
Wacom Co. Ltd.[a]	29,400	93,051

		898,337
TEXTILES, APPAREL & LUXURY GOODS — 1.08%
Descente Ltd.	8,400	102,166
Fujibo Holdings Inc.	2,100	62,477
Goldwin Inc.	1,100	62,567
Gunze Ltd.	42,000	149,640
Japan Wool Textile Co. Ltd. (The)	14,700	114,053
Kurabo Industries Ltd.	42,000	99,507
Onward Holdings Co. Ltd.	21,000	151,539
Seiko Holdings Corp.	21,000	87,354
Seiren Co. Ltd.	10,500	155,148
TSI Holdings Co. Ltd.	14,700	97,038
Tsutsumi Jewelry Co. Ltd.	2,100	39,765
Unitika Ltd.[b]	126,000	91,152
Wacoal Holdings Corp.	21,000	269,657
Yondoshi Holdings Inc.	4,200	100,381

		1,582,444
TRADING COMPANIES & DISTRIBUTORS — 2.44%
Hanwa Co. Ltd.	42,000	292,825
Inaba Denki Sangyo Co. Ltd.	6,300	232,152
Inabata & Co. Ltd.	8,400	102,773
Iwatani Corp.	42,000	274,594
Japan Pulp & Paper Co. Ltd.	21,000	75,010
Kamei Corp.	4,200	50,513
Kanamoto Co. Ltd.	6,300	173,188

178

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI JAPAN SMALL-CAP ETF

May 31, 2017

Security	Shares	Value
Kanematsu Corp.	84,000	$164,832
Kuroda Electric Co. Ltd.	6,300	120,548
MonotaRO Co. Ltd.	12,600	424,994
Nagase & Co. Ltd.	21,000	300,041
Nippon Steel & Sumikin Bussan Corp.	2,244	106,128
Nishio Rent All Co. Ltd.	4,200	117,548
Sojitz Corp.	258,300	623,648
Trusco Nakayama Corp.	8,400	188,380
Wakita & Co. Ltd.	8,400	92,367
Yamazen Corp.	10,500	103,400
Yuasa Trading Co. Ltd.	4,200	129,131

		3,572,072
TRANSPORTATION INFRASTRUCTURE — 0.33%
Mitsubishi Logistics Corp.	21,000	267,188
Nissin Corp.	21,000	82,606
Sumitomo Warehouse Co. Ltd. (The)	21,000	136,917

		486,711
WIRELESS TELECOMMUNICATION SERVICES — 0.03%
Japan Communications Inc.[b]	25,200	37,828

		37,828

TOTAL COMMON STOCKS
(Cost: $140,168,702)		144,952,507

Security	Shares	Value
SHORT-TERM INVESTMENTS — 4.69%

MONEY MARKET FUNDS — 4.69%
BlackRock Cash Funds: Institutional, SL Agency Shares
1.16%[c,d,e]	6,822,351	$6,825,762
BlackRock Cash Funds: Treasury, SL Agency Shares
0.73%[c,d]	27,165	27,165

		6,852,927

TOTAL SHORT-TERM INVESTMENTS
(Cost: $6,850,706)		6,852,927

TOTAL INVESTMENTS IN SECURITIES — 103.81%
(Cost: $147,019,408)[f]		151,805,434
Other Assets, Less Liabilities — (3.81)%		(5,571,996)

NET ASSETS — 100.00%		$146,233,438

[a]	All or a portion of this security represents a security on loan.
[b]	Non-income earning security.
[c]	Affiliated money market fund.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral.
[f]	The cost of investments for federal income tax purposes was $149,811,089. Net unrealized appreciation was $1,994,345, of which $14,698,968 represented gross unrealized appreciation on securities and $12,704,623 represented gross unrealized depreciation on securities.

Schedule 1 — Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of May 31, 2017. The breakdown of the Fund’s investments into major categories is disclosed in the schedule of investments above.

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common stocks	$144,952,507	$—	$—	$144,952,507
Money market funds	6,852,927	—	—	6,852,927

Total	$151,805,434	$—	$—	$151,805,434

179

Schedule of Investments (Unaudited)

iSHARES® MSCI MALAYSIA ETF

May 31, 2017

Security	Shares	Value
COMMON STOCKS — 99.37%

AIRLINES — 0.93%
AirAsia Bhd	5,734,700	$3,992,852

		3,992,852
AUTOMOBILES — 0.58%
UMW Holdings Bhd[a,b]	1,780,900	2,496,589

		2,496,589
BANKS — 30.01%
Alliance Financial Group Bhd	3,839,100	3,883,949
AMMB Holdings Bhd	6,325,137	7,699,524
CIMB Group Holdings Bhd	13,524,612	20,223,719
Hong Leong Bank Bhd	2,480,640	8,125,835
Hong Leong Financial Group Bhd	876,000	3,430,318
Malayan Banking Bhd	13,291,893	29,316,698
Public Bank Bhd	11,102,580	52,036,859
RHB Bank Bhd	3,059,202	3,852,593
RHB Bank Bhd New[a,c]	1,621,200	4

		128,569,499
CHEMICALS — 3.66%
Petronas Chemicals Group Bhd	9,154,300	15,677,808

		15,677,808
CONSTRUCTION & ENGINEERING — 3.97%
Gamuda Bhd	6,469,100	8,071,261
IJM Corp. Bhd	10,998,780	8,942,933

		17,014,194
DIVERSIFIED TELECOMMUNICATION SERVICES — 1.52%
Telekom Malaysia Bhd	4,292,300	6,498,622

		6,498,622
ELECTRIC UTILITIES — 9.73%
Tenaga Nasional Bhd	12,940,212	41,662,645

		41,662,645
ENERGY EQUIPMENT & SERVICES — 2.64%
Dialog Group Bhd	11,553,554	5,182,903
Sapura Energy Bhd	14,859,100	6,145,001

		11,327,904
FOOD PRODUCTS — 7.34%
Felda Global Ventures Holdings Bhd[b]	5,551,400	2,269,848
Genting Plantations Bhd	910,300	2,326,795
IOI Corp. Bhd	8,622,730	9,166,687
Kuala Lumpur Kepong Bhd	1,827,900	10,574,487
PPB Group Bhd	1,808,166	7,097,474

		31,435,291

Security	Shares	Value
GAS UTILITIES — 2.67%
Petronas Gas Bhd	2,639,800	$11,447,357

		11,447,357
HEALTH CARE EQUIPMENT & SUPPLIES — 0.83%
Hartalega Holdings Bhd	2,500,800	3,546,695

		3,546,695
HEALTH CARE PROVIDERS & SERVICES — 2.50%
IHH Healthcare Bhd	7,915,000	10,707,442

		10,707,442
HOTELS, RESTAURANTS & LEISURE — 8.13%
Genting Bhd	8,581,800	19,990,782
Genting Malaysia Bhd	11,321,300	14,839,367

		34,830,149
INDUSTRIAL CONGLOMERATES — 5.80%
HAP Seng Consolidated Bhd	2,372,300	5,088,251
Sime Darby Bhd	9,077,655	19,767,230

		24,855,481
MARINE — 2.08%
MISC Bhd	5,076,720	8,896,122

		8,896,122
MEDIA — 0.82%
Astro Malaysia Holdings Bhd	5,947,200	3,529,413

		3,529,413
MULTI-UTILITIES — 2.01%
YTL Corp. Bhd	16,636,612	5,830,589
YTL Power International Bhd	7,751,500	2,770,980

		8,601,569
OIL, GAS & CONSUMABLE FUELS — 1.26%
Petronas Dagangan Bhd	941,000	5,408,551

		5,408,551
REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.74%
IOI Properties Group Bhd	6,398,625	3,169,412

		3,169,412
TOBACCO — 1.32%
British American Tobacco Malaysia Bhd	544,300	5,671,911

		5,671,911
TRANSPORTATION INFRASTRUCTURE — 2.36%
Malaysia Airports Holdings Bhd	3,158,900	6,421,129
Westports Holdings Bhd	3,892,500	3,692,418

		10,113,547

180

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI MALAYSIA ETF

May 31, 2017

Security	Shares	Value
WIRELESS TELECOMMUNICATION SERVICES — 8.47%
Axiata Group Bhd[b]	10,260,900	$12,178,825
DiGi.Com Bhd[b]	11,932,700	13,800,670
Maxis Bhd[b]	7,157,900	10,285,300

		36,264,795

TOTAL COMMON STOCKS
(Cost: $290,399,252)		425,717,848

SHORT-TERM INVESTMENTS — 4.01%

MONEY MARKET FUNDS — 4.01%
BlackRock Cash Funds: Institutional, SL Agency Shares
1.16%[d,e,f]	16,737,386	16,745,755
BlackRock Cash Funds: Treasury, SL Agency Shares
0.73%[d,e]	421,815	421,815

		17,167,570

TOTAL SHORT-TERM INVESTMENTS
(Cost: $17,162,073)		17,167,570

TOTAL INVESTMENTS IN SECURITIES — 103.38%
(Cost: $307,561,325)[g]		442,885,418
Other Assets, Less Liabilities — (3.38)%		(14,494,248)

NET ASSETS — 100.00%		$428,391,170

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan.
[c]	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
[d]	Affiliated money market fund.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.
[f]	All or a portion of this security represents an investment of securities lending collateral.
[g]	The cost of investments for federal income tax purposes was $332,582,492. Net unrealized appreciation was $110,302,926, of which $136,264,038 represented gross unrealized appreciation on securities and $25,961,112 represented gross unrealized depreciation on securities.

Schedule 1 — Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of May 31, 2017. The breakdown of the Fund’s investments into major categories is disclosed in the schedule of investments above.

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common stocks	$425,717,844	$—	$4	$425,717,848
Money market funds	17,167,570	—	—	17,167,570

Total	$442,885,414	$—	$4	$442,885,418

181

Schedule of Investments (Unaudited)

iSHARES® MSCI MEXICO CAPPED ETF

May 31, 2017

Security	Shares	Value
COMMON STOCKS — 99.81%

AIRLINES — 0.96%
Controladora Vuela Cia. de Aviacion SAB de CV Class Aa,b	4,817,900	$6,271,067
Grupo Aeromexico SAB de CVa,b	2,279,743	4,650,969

		10,922,036
AUTO COMPONENTS — 0.26%
Rassini SAB de CV	643,799	2,958,753

		2,958,753
BANKS — 12.87%
Banregio Grupo Financiero SAB de CV	1,718,900	9,645,246
Grupo Financiero Banorte SAB de CV	14,696,978	84,433,863
Grupo Financiero Inbursa SAB de CV Series Ob	15,531,492	25,664,612
Grupo Financiero Interacciones SA de CV Series O	905,700	4,161,905
Grupo Financiero Santander Mexico SAB de CV Series Bb	12,416,650	22,668,929

		146,574,555
BEVERAGES — 12.97%
Arca Continental SAB de CV	2,918,329	20,798,388
Coca-Cola Femsa SAB de CV Series L	2,430,347	19,494,971
Fomento Economico Mexicano SAB de CV	11,426,010	107,338,430

		147,631,789
BUILDING PRODUCTS — 0.37%
Elementia SAB de CVa,b,c	3,177,590	4,158,099

		4,158,099
CAPITAL MARKETS — 0.49%
Bolsa Mexicana de Valores SAB de CV	3,300,887	5,627,455

		5,627,455
CHEMICALS — 1.67%
Mexichem SAB de CV	7,262,118	18,982,680

		18,982,680
CONSTRUCTION MATERIALS — 6.21%
Cemex SAB de CV CPO[a]	85,794,729	70,746,998

		70,746,998
CONSUMER FINANCE — 1.62%
Credito Real SAB de CV SOFOM ERb	2,113,374	3,133,930

Security	Shares	Value
Gentera SAB de CV	7,144,206	$11,465,236
Unifin Financiera SAB de CV SOFOM ENR[b]	1,440,748	3,845,374

		18,444,540
DIVERSIFIED TELECOMMUNICATION SERVICES — 0.80%
Axtel SAB de CV CPO[a,b]	10,779,777	1,971,510
Telesites SAB de CVa,b	11,483,946	7,185,219

		9,156,729
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) — 4.90%
Concentradora Fibra Danhos SA de CV	553,200	965,892
Concentradora Fibra Hotelera Mexicana SA de CV	4,756,290	3,517,657
Concentradora Hipotecaria SAPI de CV	799,800	953,355
Fibra Uno Administracion SA de CV	17,162,500	30,332,978
Macquarie Mexico Real Estate Management SA de CV	6,364,900	6,545,365
PLA Administradora Industrial S. de RL de CVb	4,818,000	8,097,934
Prologis Property Mexico SA de CV	3,146,700	5,418,440

		55,831,621
FOOD & STAPLES RETAILING — 6.83%
Grupo Comercial Chedraui SA de CVb	2,791,000	5,810,417
La Comer SAB de CVa,b	4,586,055	3,460,424
Wal-Mart de Mexico SAB de CV	29,967,033	68,476,204

		77,747,045
FOOD PRODUCTS — 5.59%
Gruma SAB de CV Series B	1,482,310	19,282,126
Grupo Bimbo SAB de CVb	10,971,104	25,245,543
Grupo Herdez SAB de CVb	2,091,944	4,396,486
Grupo Lala SAB de CVb	4,683,100	7,913,772
Industrias Bachoco SAB de CV Series B	1,505,400	6,865,342

		63,703,269
GAS UTILITIES — 0.97%
Infraestructura Energetica Nova SAB de CV	2,363,500	10,996,080

		10,996,080

182

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI MEXICO CAPPED ETF

May 31, 2017

Security	Shares	Value
HOTELS, RESTAURANTS & LEISURE — 1.58%
Alsea SAB de CV	3,910,166	$14,045,383
Hoteles City Express SAB de CVa,b	3,523,000	3,897,949

		17,943,332
HOUSEHOLD DURABLES — 0.25%
Consorcio ARA SAB de CV	8,647,719	2,811,695

		2,811,695
HOUSEHOLD PRODUCTS — 1.80%
Kimberly-Clark de Mexico SAB de CV Series A	10,411,954	20,523,462

		20,523,462
INDUSTRIAL CONGLOMERATES — 3.60%
Alfa SAB de CV	18,885,551	27,187,405
Grupo Carso SAB de CV Series A1	3,292,533	13,816,461

		41,003,866
INSURANCE — 0.34%
Qualitas Controladora SAB de CV	2,276,400	3,854,096

		3,854,096
MACHINERY — 0.21%
Grupo Rotoplas SAB de CVb	1,753,700	2,374,554

		2,374,554
MEDIA — 4.61%
Grupo Televisa SAB	10,467,647	50,485,946
TV Azteca SAB de CV CPO[b]	14,574,939	2,057,660

		52,543,606
METALS & MINING — 7.07%
Grupo Mexico SAB de CV Series B	18,575,891	50,165,376
Industrias CH SAB de CV Series Ba,b	1,216,783	6,061,857
Industrias Penoles SAB de CV	945,893	20,506,876
Minera Frisco SAB de CV Series A1[a,b]	6,099,803	3,708,850

		80,442,959
MULTILINE RETAIL — 0.90%
El Puerto de Liverpool SAB de CV Series C1[b]	1,344,665	10,189,362

		10,189,362

Security	Shares	Value
PHARMACEUTICALS — 0.69%
Genomma Lab Internacional SAB de CV Series Ba	6,328,793	$7,905,999

		7,905,999
REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.85%
Corp Inmobiliaria Vesta SAB de CVb	4,310,549	5,958,764
Grupo GICSA SA de CVa,b	5,171,466	3,694,734

		9,653,498
TRANSPORTATION INFRASTRUCTURE — 7.34%
Grupo Aeroportuario del Centro Norte SAB de CV	1,637,792	8,831,034
Grupo Aeroportuario del Pacifico SAB de CV Series B	2,408,449	24,015,198
Grupo Aeroportuario del Sureste SAB de CV Series B	1,389,525	27,304,830
OHL Mexico SAB de CV	6,132,100	6,794,571
Promotora y Operadora de Infraestructura SAB de CV	1,606,950	16,608,478

		83,554,111
WIRELESS TELECOMMUNICATION SERVICES — 14.06%
America Movil SAB de CV	200,023,118	160,127,171

		160,127,171

TOTAL COMMON STOCKS
(Cost: $1,505,777,331)		1,136,409,360

SHORT-TERM INVESTMENTS — 2.53%

MONEY MARKET FUNDS — 2.53%
BlackRock Cash Funds: Institutional, SL Agency Shares
1.16%[d,e,f]	28,740,640	28,755,010
BlackRock Cash Funds: Treasury, SL Agency Shares
0.73%[d,e]	49,306	49,306

		28,804,316

TOTAL SHORT-TERM INVESTMENTS (Cost: $28,792,835)		28,804,316

183

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI MEXICO CAPPED ETF

May 31, 2017

Value
TOTAL INVESTMENTS IN SECURITIES — 102.34%
(Cost: $1,534,570,166)[g]	$1,165,213,676
Other Assets, Less Liabilities — (2.34)%	(26,590,316)

NET ASSETS — 100.00%	$1,138,623,360

CPO  —  Certificates of Participation (Ordinary)

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan.
[c]	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
[d]	Affiliated money market fund.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.
[f]	All or a portion of this security represents an investment of securities lending collateral.
[g]	The cost of investments for federal income tax purposes was $1,593,239,432. Net unrealized depreciation was $428,025,756, of which $6,875,250 represented gross unrealized appreciation on securities and $434,901,006 represented gross unrealized depreciation on securities.

Schedule 1 — Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of May 31, 2017. The breakdown of the Fund’s investments into major categories is disclosed in the schedule of investments above.

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common stocks	$1,136,409,360	$—	$—	$1,136,409,360
Money market funds	28,804,316	—	—	28,804,316

Total	$1,165,213,676	$—	$—	$1,165,213,676

184

Schedule of Investments (Unaudited)

iSHARES® MSCI NETHERLANDS ETF

May 31, 2017

Security	Shares	Value
COMMON STOCKS — 99.39%

AIR FREIGHT & LOGISTICS — 0.41%
PostNL NV	154,892	$757,840

		757,840
BANKS — 12.85%
ABN AMRO Group NVa	104,593	2,699,849
ING Groep NV	1,276,071	21,366,287

		24,066,136
BEVERAGES — 8.36%
Coca-Cola European Partners PLC	79,351	3,274,749
Heineken Holding NV	38,856	3,615,644
Heineken NV	84,696	8,349,749
Refresco Group NVa	21,526	425,662

		15,665,804
CAPITAL MARKETS — 0.27%
BinckBank NV	35,182	174,984
Flow Traders[a]	11,379	335,247

		510,231
CHEMICALS — 7.35%
Akzo Nobel NV	89,308	7,482,805
Corbion NV	22,111	671,572
Koninklijke DSM NV	66,638	4,965,156
OCI NVb,c	27,197	650,654

		13,770,187
CONSTRUCTION & ENGINEERING — 1.06%
Arcadis NV	25,526	451,657
Boskalis Westminster	36,363	1,254,716
Koninklijke BAM Groep NV	54,102	287,276

		1,993,649
DIVERSIFIED FINANCIAL SERVICES — 0.00%
SNS REAAL NVb,c,d	68,952	1

		1
DIVERSIFIED TELECOMMUNICATION SERVICES — 2.24%
Koninklijke KPN NV	1,228,578	4,190,199

		4,190,199
ELECTRICAL EQUIPMENT — 1.25%
Kendrion NV	5,647	220,220
Philips Lighting NVa	33,031	1,225,731
SIF Holding NV	3,985	82,834
TKH Group NV	16,316	819,392

		2,348,177
ENERGY EQUIPMENT & SERVICES — 0.72%
Fugro NV CVA[b,c]	29,640	431,792

Security	Shares	Value
SBM Offshore NV	59,283	$913,960

		1,345,752
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) — 1.19%
Eurocommercial Properties NV	20,008	833,588
NSI NV	61,422	266,054
VastNed Retail NV	8,384	332,330
Wereldhave NV	16,661	803,651

		2,235,623
FOOD & STAPLES RETAILING — 4.80%
Koninklijke Ahold Delhaize NV	406,938	8,982,724

		8,982,724
FOOD PRODUCTS — .31%
ForFarmers NV	11,325	119,683
Wessanen	26,868	451,686

		571,369
HOTELS, RESTAURANTS & LEISURE — 0.13%
Basic-Fit NVa,b	13,177	235,747

		235,747
HOUSEHOLD DURABLES — 0.28%
TomTom NVb,c	51,224	523,424

		523,424
INDUSTRIAL CONGLOMERATES — 5.18%
Koninklijke Philips NV	274,385	9,706,856

		9,706,856
INSURANCE — 4.39%
Aegon NV	628,349	3,131,556
ASR Nederland NVb	36,351	1,167,848
NN Group NV	109,225	3,930,353

		8,229,757
INTERNET SOFTWARE & SERVICES — 0.15%
Takeaway.com Holding BVa,b	6,687	281,193

		281,193
IT SERVICES — 0.65%
InterXion Holding NVb	27,481	1,221,530

		1,221,530
LEISURE PRODUCTS — 0.17%
Accell Group	9,706	325,740

		325,740
MACHINERY — 0.91%
Aalberts Industries NV	41,979	1,699,394

		1,699,394

185

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI NETHERLANDS ETF

May 31, 2017

Security	Shares	Value
MEDIA — 2.26%
Altice NV Class Ab,c	135,049	$3,364,516
Altice NV Class Bb	35,144	877,134

		4,241,650
METALS & MINING — 0.14%
AMG Advanced Metallurgical Group NV	9,124	259,987

		259,987
OIL, GAS & CONSUMABLE FUELS — 0.74%
Koninklijke Vopak NV	26,559	1,203,882
VTTI Energy Partners LP	9,438	184,041

		1,387,923
PERSONAL PRODUCTS — 16.33%
Unilever NV CVA	536,399	30,581,265

		30,581,265
PROFESSIONAL SERVICES — 8.07%
Brunel International NVc	10,201	157,440
Intertrust NVa	19,237	400,192
Randstad Holding NV	43,140	2,498,313
RELX NV	350,312	7,275,812
Wolters Kluwer NV	108,982	4,785,588

		15,117,345
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 16.41%
ASM International NV	21,871	1,357,832
ASML Holding NV	123,276	16,288,306
BE Semiconductor Industries NV	15,304	819,509
NXP Semiconductors NVb	111,617	12,266,708

		30,732,355
SOFTWARE — 0.92%
Gemalto NV	28,971	1,720,764

		1,720,764
TRADING COMPANIES & DISTRIBUTORS — 1.85%
AerCap Holdings NVb	53,930	2,373,999
IMCD Group NV	19,869	1,094,345

		3,468,344

TOTAL COMMON STOCKS
(Cost: $167,510,429)		186,170,966

Security	Shares	Value
SHORT-TERM INVESTMENTS — 0.93%

MONEY MARKET FUNDS — 0.93%
BlackRock Cash Funds: Institutional, SL Agency Shares
1.16%[e,f,g]	1,731,948	$1,732,814
BlackRock Cash Funds: Treasury, SL Agency Shares
0.73%[e,f]	13,542	13,542

		1,746,356

TOTAL SHORT-TERM INVESTMENTS
(Cost: $1,745,932)		1,746,356

TOTAL INVESTMENTS IN SECURITIES — 100.32%
(Cost: $169,256,361)[h]		187,917,322
Other Assets, Less Liabilities — (0.32)%		(596,402)

NET ASSETS — 100.00%		$187,320,920

[a]	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
[b]	Non-income earning security.
[c]	All or a portion of this security represents a security on loan.
[d]	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
[e]	Affiliated money market fund.
[f]	The rate quoted is the annualized seven-day yield of the fund at period end.
[g]	All or a portion of this security represents an investment of securities lending collateral.
[h]	The cost of investments for federal income tax purposes was $173,760,465. Net unrealized appreciation was $14,156,857, of which $25,194,872 represented gross unrealized appreciation on securities and $11,038,015 represented gross unrealized depreciation on securities.

186

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI NETHERLANDS ETF

May 31, 2017

Schedule 1 — Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of May 31, 2017. The breakdown of the Fund’s investments into major categories is disclosed in the schedule of investments above.

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common stocks	$186,170,965	$—	$1	$186,170,966
Money market funds	1,746,356	—	—	1,746,356

Total	$187,917,321	$—	$1	$187,917,322

187

Schedule of Investments (Unaudited)

iSHARES® MSCI PACIFIC EX JAPAN ETF

May 31, 2017

Security	Shares	Value
COMMON STOCKS — 99.27%

AUSTRALIA — 57.75%
AGL Energy Ltd.	1,201,865	$23,576,086
Alumina Ltd.	4,386,586	6,269,938
Amcor Ltd./Australia	2,074,562	23,691,206
AMP Ltd.	5,305,672	19,946,521
APA Group	1,986,627	14,168,283
Aristocrat Leisure Ltd.	969,315	15,731,018
ASX Ltd.	346,302	13,178,963
Aurizon Holdings Ltd.	3,674,231	15,044,042
AusNet Services	3,187,379	4,021,970
Australia & New Zealand Banking Group Ltd.	5,253,327	109,542,572
Bank of Queensland Ltd.	698,689	5,804,750
Bendigo & Adelaide Bank Ltd.	845,804	7,096,252
BGP Holdings PLC[a,b]	27,004,595	304
BHP Billiton Ltd.	5,746,550	102,244,624
BlueScope Steel Ltd.	1,012,218	8,665,773
Boral Ltd.	2,098,957	10,703,591
Brambles Ltd.	2,845,194	21,964,738
Caltex Australia Ltd.	465,476	11,456,067
Challenger Ltd./Australia	1,023,388	9,744,202
CIMIC Group Ltd.	172,502	5,200,972
Coca-Cola Amatil Ltd.	1,022,733	7,111,227
Cochlear Ltd.	102,312	11,165,195
Commonwealth Bank of Australia	3,083,413	182,832,278
Computershare Ltd.	828,957	8,892,654
Crown Resorts Ltd.	711,377	6,858,118
CSL Ltd.	815,194	78,462,348
Dexus	1,726,089	13,351,010
Domino’s Pizza Enterprises Ltd.	112,078	4,795,092
Flight Centre Travel Group Ltd.[c]	100,023	2,662,765
Fortescue Metals Group Ltd.	2,791,861	10,080,241
Goodman Group	3,193,569	20,208,339
GPT Group (The)	3,208,570	12,516,364
Harvey Norman Holdings Ltd.	1,006,555	2,824,973
Healthscope Ltd.	3,079,631	4,631,114
Incitec Pivot Ltd.	3,009,794	7,662,990
Insurance Australia Group Ltd.	4,246,041	20,103,732
James Hardie Industries PLC	790,862	11,527,862
LendLease Group	989,007	12,023,224
Macquarie Group Ltd.	577,964	38,573,271
Medibank Pvt Ltd.	4,925,596	10,083,862
Mirvac Group	6,601,118	11,204,378
National Australia Bank Ltd.	4,787,412	107,347,309

Security	Shares	Value
Newcrest Mining Ltd.	1,371,816	$21,589,185
Oil Search Ltd.	2,450,829	12,972,330
Orica Ltd.	672,839	9,857,610
Origin Energy Ltd.[b]	3,143,529	18,019,535
Qantas Airways Ltd.	837,381	3,123,174
QBE Insurance Group Ltd.	2,456,569	23,591,419
Ramsay Health Care Ltd.	252,387	12,951,219
REA Group Ltd.	96,087	4,590,205
Rio Tinto Ltd.	759,055	35,492,569
Santos Ltd.[b]	3,351,730	8,383,854
Scentre Group	9,506,695	30,149,114
Seek Ltd.	592,058	7,444,393
Sonic Healthcare Ltd.	706,346	12,178,434
South32 Ltd.	9,530,943	18,731,614
Stockland	4,284,870	15,056,188
Suncorp Group Ltd.	2,313,384	23,835,222
Sydney Airport	1,980,049	10,966,910
Tabcorp Holdings Ltd.	1,493,442	5,092,010
Tatts Group Ltd.	2,413,221	7,545,391
Telstra Corp. Ltd.	7,464,301	24,449,907
TPG Telecom Ltd.[c]	658,991	2,889,550
Transurban Group	3,671,880	33,677,092
Treasury Wine Estates Ltd.	1,323,993	12,833,114
Vicinity Centres	6,022,388	12,374,088
Wesfarmers Ltd.	2,024,324	64,349,220
Westfield Corp.	3,525,560	22,256,627
Westpac Banking Corp.	6,005,626	136,362,047
Woodside Petroleum Ltd.	1,357,384	32,487,710
Woolworths Ltd.	2,305,313	44,706,742

		1,680,926,691
HONG KONG — 29.28%
AIA Group Ltd.	21,567,214	152,915,781
ASM Pacific Technology Ltd.	481,800	6,912,491
Bank of East Asia Ltd. (The)	2,166,520	9,147,124
BOC Hong Kong Holdings Ltd.[c]	6,592,500	29,737,294
Cheung Kong Infrastructure Holdings Ltd.	1,182,208	10,187,459
Cheung Kong Property Holdings Ltd.	4,818,232	36,171,752
CK Hutchison Holdings Ltd.	4,829,232	62,964,789
CLP Holdings Ltd.	2,956,500	32,325,366
First Pacific Co. Ltd./Hong Kong	3,942,500	3,086,225
Galaxy Entertainment Group Ltd.	4,195,000	24,252,289
Hang Lung Group Ltd.	1,576,000	6,532,580
Hang Lung Properties Ltd.	3,599,736	9,308,328

188

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI PACIFIC EX JAPAN ETF

May 31, 2017

Security	Shares	Value
Hang Seng Bank Ltd.	1,362,400	$28,760,505
Henderson Land Development Co. Ltd.	1,941,820	12,546,842
HK Electric Investments & HK Electric Investments Ltd.[d]	4,708,500	4,314,264
HKT Trust & HKT Ltd.	6,742,338	8,825,446
Hong Kong & China Gas Co. Ltd.	13,593,852	29,063,205
Hong Kong Exchanges & Clearing Ltd.[c]	2,074,000	52,352,700
Hongkong Land Holdings Ltd.	2,099,900	15,875,244
Hysan Development Co. Ltd.	1,107,830	5,231,749
Jardine Matheson Holdings Ltd.	381,500	24,374,035
Jardine Strategic Holdings Ltd.	394,600	16,561,362
Kerry Properties Ltd.	1,158,500	4,095,846
Li & Fung Ltd.[c]	10,651,200	4,387,626
Link REIT	3,975,086	31,372,391
Melco Resorts & Entertainment Ltd. ADR	438,634	9,904,356
MGM China Holdings Ltd.	1,692,000	3,756,405
MTR Corp. Ltd.	2,628,286	14,975,508
New World Development Co. Ltd.	10,293,921	12,813,818
NWS Holdings Ltd.	2,747,000	5,316,012
PCCW Ltd.	7,562,867	4,406,241
Power Assets Holdings Ltd.	2,489,500	22,299,418
Sands China Ltd.	4,346,800	20,053,701
Shangri-La Asia Ltd.	2,267,000	3,467,798
Sino Land Co. Ltd.	5,494,800	9,561,754
SJM Holdings Ltd.	3,504,000	3,399,475
Sun Hung Kai Properties Ltd.	2,580,000	38,174,643
Swire Pacific Ltd. Class A	966,500	9,513,125
Swire Properties Ltd.	2,084,200	6,954,065
Techtronic Industries Co. Ltd.	2,450,207	11,586,873
WH Group Ltd.[d]	14,433,000	13,520,895
Wharf Holdings Ltd. (The)	2,211,600	18,816,814
Wheelock & Co. Ltd.	1,448,000	10,833,358
Wynn Macau Ltd.[b]	2,803,200	6,223,378
Yue Yuen Industrial Holdings Ltd.	1,314,000	5,235,799

		852,116,129
NEW ZEALAND — 1.38%
Auckland International Airport Ltd.	1,700,995	8,438,894
Contact Energy Ltd.	1,275,991	4,673,074
Fletcher Building Ltd.	1,240,584	6,656,613
Mercury NZ Ltd.	1,256,947	2,899,383
Meridian Energy Ltd.	2,284,289	4,620,631
Ryman Healthcare Ltd.	706,591	4,177,519

Security	Shares	Value
Spark New Zealand Ltd.	3,272,225	$8,732,455

		40,198,569
SINGAPORE — 10.86%
Ascendas REIT	4,419,625	8,370,260
CapitaLand Commercial Trust	3,827,900	4,593,259
CapitaLand Ltd.	4,616,100	11,878,933
CapitaLand Mall Trust	4,528,300	6,513,891
City Developments Ltd.	744,600	5,732,247
ComfortDelGro Corp. Ltd.	3,915,500	6,792,829
DBS Group Holdings Ltd.	3,192,300	47,236,071
Genting Singapore PLC	10,813,200	9,223,345
Global Logistic Properties Ltd.	4,769,600	9,998,439
Golden Agri-Resources Ltd.	12,960,487	3,419,530
Hutchison Port Holdings Trust[c]	9,433,100	3,820,406
Jardine Cycle & Carriage Ltd.	175,200	5,549,562
Keppel Corp. Ltd.	2,606,200	12,113,536
Oversea-Chinese Banking Corp. Ltd.[c]	5,627,324	42,670,687
SATS Ltd.	1,226,400	4,556,669
SembCorp Industries Ltd.	1,774,040	4,052,311
Singapore Airlines Ltd.	963,600	6,972,413
Singapore Exchange Ltd.	1,436,400	7,548,524
Singapore Press Holdings Ltd.[c]	2,198,217	5,037,117
Singapore Technologies Engineering Ltd.	2,820,900	7,585,476
Singapore Telecommunications Ltd.	14,658,028	39,839,660
StarHub Ltd.[c]	1,031,100	2,012,411
Suntec REIT	4,375,400	5,803,715
United Overseas Bank Ltd.	2,357,300	39,157,694
UOL Group Ltd.	876,000	4,432,558
Wilmar International Ltd.	2,930,200	7,498,126
Yangzijiang Shipbuilding Holdings Ltd.	4,112,600	3,775,482

		316,185,151

TOTAL COMMON STOCKS
(Cost: $2,933,773,476)		2,889,426,540

SHORT-TERM INVESTMENTS — 0.61%

MONEY MARKET FUNDS — 0.61%
BlackRock Cash Funds: Institutional, SL Agency Shares
1.16%[e,f,g]	17,064,816	17,073,349

189

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI PACIFIC EX JAPAN ETF

May 31, 2017

Security	Shares	Value
BlackRock Cash Funds: Treasury, SL Agency Shares
0.73%[e,f]	677,132	$677,132

		17,750,481

TOTAL SHORT-TERM INVESTMENTS
(Cost: $17,741,948)		17,750,481

TOTAL INVESTMENTS IN SECURITIES — 99.88%
(Cost: $2,951,515,424)(h)		2,907,177,021
Other Assets, Less Liabilities — 0.12%		3,637,840

NET ASSETS — 100.00%		$2,910,814,861

ADR  —  American Depositary Receipts

[a]	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
[b]	Non-income earning security.
[c]	All or a portion of this security represents a security on loan.
[d]	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
[e]	Affiliated money market fund.
[f]	The rate quoted is the annualized seven-day yield of the fund at period end.
[g]	All or a portion of this security represents an investment of securities lending collateral.
[h]	The cost of investments for federal income tax purposes was $3,035,051,011. Net unrealized depreciation was $127,873,990, of which $290,977,355 represented gross unrealized appreciation on securities and $418,851,345 represented gross unrealized depreciation on securities.

Schedule 1 — Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of May 31, 2017. The breakdown of the Fund’s investments into major categories is disclosed in the schedule of investments above.

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common stocks	$2,889,426,236	$—	$304	$2,889,426,540
Money market funds	17,750,481	—	—	17,750,481

Total	$2,907,176,717	$—	$304	$2,907,177,021

190

Schedule of Investments (Unaudited)

iSHARES® MSCI RUSSIA CAPPED ETF

May 31, 2017

Security	Shares	Value
COMMON STOCKS — 95.76%

BANKS — 20.87%
Sberbank of Russia PJSC	11,591,520	$31,732,328
Sberbank of Russia PJSC ADR	4,102,324	45,740,913
VTB Bank PJSC	7,767,195,000	9,020,277
VTB Bank PJSC GDR[a]	6,295,782	14,134,031

		100,627,549
CAPITAL MARKETS — 2.47%
Moscow Exchange MICEX-RTS PJSC	6,694,930	11,916,120

		11,916,120
CHEMICALS — 1.88%
PhosAgro PJSC GDR[a]	637,933	9,058,649

		9,058,649
DIVERSIFIED TELECOMMUNICATION SERVICES — 1.69%
Rostelecom PJSC	6,510,320	8,166,215

		8,166,215
ELECTRIC UTILITIES — 3.84%
Inter RAO UES PJSC	135,675,000	9,484,402
RusHydro PJSC	655,529,000	9,007,930

		18,492,332
FOOD & STAPLES RETAILING — 4.63%
Magnit PJSC GDR[a]	624,743	22,334,562

		22,334,562
METALS & MINING — 12.44%
Alrosa PJSC	11,344,900	17,824,060
MMC Norilsk Nickel PJSC	158,401	22,199,162
Novolipetsk Steel PJSC	3,780,001	7,491,744
Severstal PJSC	958,795	12,486,083

		60,001,049
OIL, GAS & CONSUMABLE FUELS — 43.57%
Gazprom PJSC	23,064,037	48,759,030
Gazprom PJSC ADR	5,075,076	21,130,079
Lukoil PJSC	995,697	48,028,511
Lukoil PJSC ADR	321,261	15,340,213
Novatek PJSC GDR[a]	188,767	21,217,411
Rosneft Oil Co. PJSC	1,363,360	7,205,602
Rosneft Oil Co. PJSC GDR[a]	2,538,975	13,278,839
Surgutneftegas OJSC	15,126,000	8,047,658

Security	Shares	Value
Surgutneftegas OJSC ADR	748,809	3,893,807
Tatneft PJSC Class S	3,356,215	23,183,826

		210,084,976
WIRELESS TELECOMMUNICATION SERVICES — 4.37%
Mobile TeleSystems PJSC ADR	1,848,229	16,282,898
Sistema PJSC FC GDR[a]	1,060,468	4,772,106

		21,055,004

TOTAL COMMON STOCKS
(Cost: $493,100,260)		461,736,456

PREFERRED STOCKS — 3.45%

OIL, GAS & CONSUMABLE FUELS — 3.45%
Surgutneftegas OJSC, Preference Shares	21,808,500	10,825,007
Transneft PJSC, Preference Shares	2,107	5,827,774

		16,652,781

TOTAL PREFERRED STOCKS
(Cost: $17,633,712)		16,652,781

SHORT-TERM INVESTMENTS — 0.58%

MONEY MARKET FUNDS — 0.58%
BlackRock Cash Funds: Treasury, SL Agency Shares
0.73%[b,c]	2,768,960	2,768,960

		2,768,960

TOTAL SHORT-TERM INVESTMENTS
(Cost: $2,768,960)		2,768,960

TOTAL INVESTMENTS IN SECURITIES — 99.79%
(Cost: $513,502,932)[d]		481,158,197
Other Assets, Less Liabilities — 0.21%		1,016,098

NET ASSETS — 100.00%		$482,174,295

ADR  —  American Depositary Receipts

GDR  —  Global Depositary Receipts

[a]	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
[b]	Affiliated money market fund.
[c]	The rate quoted is the annualized seven-day yield of the fund at period end.
[d]	The cost of investments for federal income tax purposes was $540,491,748. Net unrealized depreciation was $59,333,551, of which $25,008,367 represented gross unrealized appreciation on securities and $84,341,918 represented gross unrealized depreciation on securities.

191

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI RUSSIA CAPPED ETF

May 31, 2017

Schedule 1 — Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of May 31, 2017. The breakdown of the Fund’s investments into major categories is disclosed in the schedule of investments above.

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common stocks	$461,736,456	$—	$—	$461,736,456
Preferred stocks	16,652,781	—	—	16,652,781
Money market funds	2,768,960	—	—	2,768,960

Total	$481,158,197	$—	$—	$481,158,197

192

Schedule of Investments (Unaudited)

iSHARES® MSCI SINGAPORE CAPPED ETF

May 31, 2017

Security	Shares	Value
COMMON STOCKS — 99.12%

AEROSPACE & DEFENSE — 2.73%
Singapore Technologies Engineering Ltd.	6,017,000	$16,179,876

		16,179,876
AIRLINES — 2.57%
Singapore Airlines Ltd.	2,105,467	15,234,729

		15,234,729
BANKS — 34.28%
DBS Group Holdings Ltd.	5,122,700	75,799,963
Oversea-Chinese Banking Corp. Ltd.[a]	8,823,150	66,903,892
United Overseas Bank Ltd.	3,650,800	60,644,343

		203,348,198
CAPITAL MARKETS — 2.73%
Singapore Exchange Ltd.	3,085,000	16,212,195

		16,212,195
DISTRIBUTORS — 2.32%
Jardine Cycle & Carriage Ltd.	434,044	13,748,596

		13,748,596
DIVERSIFIED TELECOMMUNICATION SERVICES — 10.34%
Singapore Telecommunications Ltd.	22,560,668	61,318,571

		61,318,571
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) — 8.70%
Ascendas REIT	9,428,981	17,857,402
CapitaLand Commercial Trust	5,550,000	6,659,679
CapitaLand Mall Trust	9,822,400	14,129,374
Suntec REIT	9,760,200	12,946,340

		51,592,795
FOOD PRODUCTS — 4.52%
Golden Agri-Resources Ltd.	31,492,828	8,309,153
Wilmar International Ltd.	7,223,700	18,484,819

		26,793,972
HOTELS, RESTAURANTS & LEISURE — 3.37%
Genting Singapore PLC	23,421,300	19,977,688

		19,977,688
INDUSTRIAL CONGLOMERATES — 5.78%
Keppel Corp. Ltd.	5,300,700	24,637,488
SembCorp Industries Ltd.	4,231,800	9,666,393

		34,303,881

Security	Shares	Value
MACHINERY — 1.56%
Yangzijiang Shipbuilding Holdings Ltd.	10,080,700	$9,254,365

		9,254,365
MEDIA — 2.15%
Singapore Press Holdings Ltd.[a]	5,573,400	12,771,200

		12,771,200
REAL ESTATE MANAGEMENT & DEVELOPMENT — 11.35%
CapitaLand Ltd.	7,878,800	20,275,067
City Developments Ltd.	1,676,600	12,907,178
Global Logistic Properties Ltd.	11,336,400	23,764,320
UOL Group Ltd.	2,051,800	10,382,102

		67,328,667
ROAD & RAIL — 2.47%
ComfortDelGro Corp. Ltd.	8,438,500	14,639,584

		14,639,584
TRANSPORTATION INFRASTRUCTURE — 3.34%
Hutchison Port Holdings Trust[a]	22,766,100	9,220,271
SATS Ltd.	2,849,500	10,587,270

		19,807,541
WIRELESS TELECOMMUNICATION SERVICES — 0.91%
StarHub Ltd.[a]	2,758,900	5,384,581

		5,384,581

TOTAL COMMON STOCKS
(Cost: $623,502,254)		587,896,439

SHORT-TERM INVESTMENTS — 3.95%

MONEY MARKET FUNDS — 3.95%
BlackRock Cash Funds: Institutional, SL Agency Shares
1.16%[b,c,d]	22,279,882	22,291,022
BlackRock Cash Funds: Treasury, SL Agency Shares
0.73%[b,c]	1,128,544	1,128,544

		23,419,566

TOTAL SHORT-TERM INVESTMENTS
(Cost: $23,408,621)		23,419,566

193

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI SINGAPORE CAPPED ETF

May 31, 2017

Value
TOTAL INVESTMENTS IN SECURITIES — 103.07%
(Cost: $646,910,875)[e]	$611,316,005
Other Assets, Less Liabilities — (3.07)%	(18,231,041)

NET ASSETS — 100.00%	$593,084,964

[a]	All or a portion of this security represents a security on loan.
[b]	Affiliated money market fund.
[c]	The rate quoted is the annualized seven-day yield of the fund at period end.
[d]	All or a portion of this security represents an investment of securities lending collateral.
[e]	The cost of investments for federal income tax purposes was $661,418,651. Net unrealized depreciation was $50,102,646, of which $27,342,835 represented gross unrealized appreciation on securities and $77,445,481 represented gross unrealized depreciation on securities.

Schedule 1 — Futures Contracts

Futures contracts outstanding as of May 31, 2017 were as follows:

Issue	Number of long (short) contracts	Expiration date	Exchange	Initial notional value	Current notional value	Unrealized appreciation (depreciation)
MSCI Singapore Index	200	Jun. 2017	Singapore	$5,207,201	$5,147,463	$(59,738)

Schedule 2 — Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of May 31, 2017. The breakdown of the Fund’s investments into major categories is disclosed in the schedule of investments above.

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common stocks	$587,896,439	$—	$—	$587,896,439
Money market funds	23,419,566	—	—	23,419,566

Total	$611,316,005	$—	$—	$611,316,005

Derivative financial instruments[a]:
Liabilities:
Futures contracts	$(59,738)	$—	$—	$(59,738)

Total	$(59,738)	$—	$—	$(59,738)

[a]	Shown at the unrealized appreciation (depreciation) on the contracts.

194

Schedule of Investments (Unaudited)

iSHARES® MSCI SOUTH AFRICA ETF

May 31, 2017

Security	Shares	Value
COMMON STOCKS — 99.63%

BANKS — 8.15%
Barclays Africa Group Ltd.	597,482	$6,298,227
Capitec Bank Holdings Ltd.[a]	62,672	3,701,409
Nedbank Group Ltd.	323,890	5,406,497
Standard Bank Group Ltd.	1,787,865	19,868,707

		35,274,840
CAPITAL MARKETS — 2.02%
Brait SEb	556,668	3,433,833
Coronation Fund Managers Ltd.	369,574	1,976,760
Investec Ltd.	425,679	3,329,892

		8,740,485
CHEMICALS — 5.29%
Sasol Ltd.	770,166	22,901,286

		22,901,286
DISTRIBUTORS — 0.66%
Imperial Holdings Ltd.	227,162	2,859,713

		2,859,713
DIVERSIFIED FINANCIAL SERVICES — 8.70%
FirstRand Ltd.	4,707,796	17,604,810
PSG Group Ltd.	151,617	2,754,488
Remgro Ltd.	748,465	12,356,874
RMB Holdings Ltd.	1,055,162	4,922,022

		37,638,194
DIVERSIFIED TELECOMMUNICATION SERVICES — 0.53%
Telkom SA SOC Ltd.	409,585	2,290,787

		2,290,787
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) — 5.65%
Fortress Income Fund Ltd.	1,233,099	3,272,055
Fortress Income Fund Ltd. Class A	1,468,151	1,889,432
Growthpoint Properties Ltd.	3,127,115	5,950,086
Hyprop Investments Ltd.	387,605	3,490,025
Redefine Properties Ltd.	7,370,969	5,897,334
Resilient REIT Ltd.	432,669	3,946,315

		24,445,247
FOOD & STAPLES RETAILING — 6.64%
Bid Corp. Ltd.	473,250	10,754,695
Massmart Holdings Ltd.	186,643	1,644,454
Pick n Pay Stores Ltd.	596,009	2,719,641
Shoprite Holdings Ltd.	616,319	9,768,560
SPAR Group Ltd. (The)	296,786	3,846,936

		28,734,286

Security	Shares	Value
FOOD PRODUCTS — 2.15%
Pioneer Foods Group Ltd.	214,737	$2,312,459
Tiger Brands Ltd.	240,270	6,996,961

		9,309,420
HEALTH CARE PROVIDERS & SERVICES — 1.76%
Life Healthcare Group Holdings Ltd.	2,036,449	4,313,434
Netcare Ltd.	1,615,605	3,303,192

		7,616,626
HOUSEHOLD DURABLES — 5.11%
Steinhoff International Holdings NV Class H	4,169,321	22,133,091

		22,133,091
INDUSTRIAL CONGLOMERATES — 1.44%
Bidvest Group Ltd. (The)	482,293	6,249,281

		6,249,281
INSURANCE — 5.24%
Discovery Ltd.	530,506	5,154,493
Liberty Holdings Ltd.	176,283	1,528,844
MMI Holdings Ltd./South Africa	1,418,796	2,358,518
Rand Merchant Investment Holdings Ltd.	1,053,235	3,222,106
Sanlam Ltd.	2,005,072	10,435,726

		22,699,687
MEDIA — 24.47%
Naspers Ltd. Class N	514,313	105,916,983

		105,916,983
METALS & MINING — 3.64%
Anglo American Platinum Ltd.[b]	75,427	1,595,400
AngloGold Ashanti Ltd.	569,277	6,411,044
Gold Fields Ltd.	1,133,951	3,990,166
Impala Platinum Holdings Ltd.[a,b]	878,260	2,449,038
Sibanye Gold Ltd.[a]	1,091,361	1,309,344

		15,754,992
MULTILINE RETAIL — 1.70%
Woolworths Holdings Ltd./South Africa	1,441,867	7,369,937

		7,369,937
OIL, GAS & CONSUMABLE FUELS — 0.55%
Exxaro Resources Ltd.	306,278	2,371,252

		2,371,252
PAPER & FOREST PRODUCTS — 2.44%
Mondi Ltd.	178,843	4,683,113
Sappi Ltd.	803,547	5,887,244

		10,570,357

195

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI SOUTH AFRICA ETF

May 31, 2017

Security	Shares	Value
PHARMACEUTICALS — 2.88%
Aspen Pharmacare Holdings Ltd.	554,264	$12,483,944

		12,483,944
REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.93%
New Europe Property Investments PLC	344,906	4,001,943

		4,001,943
SPECIALTY RETAIL — 2.59%
Foschini Group Ltd. (The)	322,797	3,390,455
Mr. Price Group Ltd.	353,546	4,021,757
Truworths International Ltd.	665,676	3,778,622

		11,190,834
WIRELESS TELECOMMUNICATION SERVICES — 7.09%
MTN Group Ltd.	2,363,780	21,063,164
Vodacom Group Ltd.	766,840	9,610,616

		30,673,780

TOTAL COMMON STOCKS
(Cost: $516,452,068)		431,226,965

RIGHTS — 0.10%

METALS & MINING — 0.10%
Sibanye Gold Ltd. (Expires 06/09/17)[a,b]	1,326,036	452,529

		452,529

TOTAL RIGHTS
(Cost: $1,432,086)		452,529

SHORT-TERM INVESTMENTS — 1.24%

MONEY MARKET FUNDS — 1.24%
BlackRock Cash Funds: Institutional, SL Agency Shares
1.16%[c,d,e]	5,357,082	5,359,760
BlackRock Cash Funds: Treasury, SL Agency Shares
0.73%[c,d]	7,087	7,087

		5,366,847

TOTAL SHORT-TERM INVESTMENTS
(Cost: $5,365,881)		5,366,847

Value
TOTAL INVESTMENTS IN SECURITIES — 100.97%
(Cost: $523,250,035)[f]	$437,046,341
Other Assets, Less Liabilities — (0.97)%	(4,204,766)

NET ASSETS — 100.00%	$432,841,575

[a]	All or a portion of this security represents a security on loan.
[b]	Non-income earning security.
[c]	Affiliated money market fund.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral.
[f]	The cost of investments for federal income tax purposes was $543,733,078. Net unrealized depreciation was $106,686,737, of which $37,188,649 represented gross unrealized appreciation on securities and $143,875,386 represented gross unrealized depreciation on securities.

196

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI SOUTH AFRICA ETF

May 31, 2017

Schedule 1 — Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of May 31, 2017. The breakdown of the Fund’s investments into major categories is disclosed in the schedule of investments above.

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common stocks	$431,226,965	$—	$—	$431,226,965
Rights	452,529	—	—	452,529
Money market funds	5,366,847	—	—	5,366,847

Total	$437,046,341	$—	$—	$437,046,341

197

Schedule of Investments (Unaudited)

iSHARES® MSCI SOUTH KOREA CAPPED ETF

May 31, 2017

Security	Shares	Value
COMMON STOCKS — 97.88%

AEROSPACE & DEFENSE — 0.92%
Hanwha Techwin Co. Ltd.[a,b]	240,166	$10,714,801
Korea Aerospace Industries Ltd. Class A	377,501	21,444,323

		32,159,124
AIR FREIGHT & LOGISTICS — 0.44%
Hyundai Glovis Co. Ltd.	108,108	15,401,238

		15,401,238
AIRLINES — 0.28%
Korean Air Lines Co. Ltd.[a]	311,093	9,864,060

		9,864,060
AUTO COMPONENTS — 3.54%
Hankook Tire Co. Ltd.	406,307	22,100,836
Hanon Systems	1,204,044	11,130,632
Hyundai Mobis Co. Ltd.	341,743	83,787,472
Hyundai Wia Corp.[b]	117,819	7,261,085

		124,280,025
AUTOMOBILES — 4.52%
Hyundai Motor Co.	767,805	111,782,971
Kia Motors Corp.	1,350,198	47,092,919

		158,875,890
BANKS — 8.80%
BNK Financial Group Inc.	1,563,504	13,964,845
DGB Financial Group Inc.	1,066,126	10,950,740
Hana Financial Group Inc.	1,514,131	55,515,432
Industrial Bank of Korea	1,433,898	16,521,333
KB Financial Group Inc.	1,979,259	94,755,522
Shinhan Financial Group Co. Ltd.	2,140,052	94,520,875
Woori Bank	1,672,605	22,857,142

		309,085,889
BEVERAGES — 0.22%
Lotte Chilsung Beverage Co. Ltd.[b]	4,743	7,650,820

		7,650,820
BIOTECHNOLOGY — 1.26%
Celltrion Inc.[a,b]	413,043	35,268,767
Medy-Tox Inc.	19,068	8,890,225

		44,158,992
BUILDING PRODUCTS — 0.37%
KCC Corp.	35,864	13,053,394

		13,053,394

Security	Shares	Value
CAPITAL MARKETS — 1.63%
Korea Investment Holdings Co. Ltd.	244,745	$13,378,344
Mirae Asset Daewoo Co. Ltd.	2,186,021	18,548,767
NH Investment & Securities Co. Ltd.	903,526	11,419,161
Samsung Securities Co. Ltd.[b]	393,344	14,105,718

		57,451,990
CHEMICALS — 4.02%
Hanwha Chemical Corp.	620,342	16,511,425
Hyosung Corp.	122,255	18,344,802
Kumho Petrochemical Co. Ltd.[b]	122,143	8,531,245
LG Chem Ltd.	232,614	62,745,112
Lotte Chemical Corp.	81,995	26,401,570
OCI Co. Ltd.[b]	108,529	8,627,261

		141,161,415
COMMERCIAL SERVICES & SUPPLIES — 0.53%
KEPCO Plant Service & Engineering Co. Ltd.[b]	155,053	7,339,951
S-1 Corp.	121,717	11,360,688

		18,700,639
CONSTRUCTION & ENGINEERING — 1.79%
Daelim Industrial Co. Ltd.	167,196	13,798,598
Daewoo Engineering & Construction Co. Ltd.[a,b]	1,024,664	6,909,801
GS Engineering & Construction Corp.[a,b]	323,650	8,874,647
Hyundai Development Co. Engineering & Construction	336,539	15,450,254
Hyundai Engineering & Construction Co. Ltd.	407,323	17,717,605

		62,750,905
CONSUMER FINANCE — 0.25%
Samsung Card Co. Ltd.	231,174	8,672,122

		8,672,122
DIVERSIFIED TELECOMMUNICATION SERVICES — 0.66%
KT Corp.	205,716	5,980,757
LG Uplus Corp.	1,198,596	17,343,029

		23,323,786
ELECTRIC UTILITIES — 1.42%
Korea Electric Power Corp.	1,309,559	49,944,774

		49,944,774

198

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI SOUTH KOREA CAPPED ETF

May 31, 2017

Security	Shares	Value
ELECTRICAL EQUIPMENT — 0.19%
Doosan Heavy Industries & Construction Co. Ltd.[b]	327,629	$6,671,973

		6,671,973
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 3.20%
LG Display Co. Ltd.	1,223,394	35,622,226
LG Innotek Co. Ltd.	90,808	10,868,410
Samsung Electro-Mechanics Co. Ltd.	316,069	23,290,186
Samsung SDI Co. Ltd.	288,878	42,702,134

		112,482,956
FOOD & STAPLES RETAILING — 1.58%
BGF retail Co. Ltd.	122,841	15,305,752
Dongsuh Cos. Inc.	270,909	7,839,810
E-MART Inc.	107,569	23,346,969
GS Retail Co. Ltd.	181,917	9,115,348

		55,607,879
FOOD PRODUCTS — 1.30%
CJ CheilJedang Corp.	45,718	15,578,258
Lotte Confectionery Co. Ltd.[b]	40,460	7,950,339
Orion Corp./Republic of Korea	20,878	14,880,890
Ottogi Corp.[b]	9,455	7,186,678

		45,596,165
GAS UTILITIES — 0.24%
Korea Gas Corp.[a]	188,747	8,564,083

		8,564,083
HOTELS, RESTAURANTS & LEISURE — 0.60%
Kangwon Land Inc.	647,801	20,974,264

		20,974,264
HOUSEHOLD DURABLES — 2.27%
Coway Co. Ltd.	289,130	25,953,523
Hanssem Co. Ltd.	63,470	12,471,776
LG Electronics Inc.	559,046	41,194,440

		79,619,739
INDUSTRIAL CONGLOMERATES — 4.85%
CJ Corp.	85,901	16,227,279
Hanwha Corp.	291,367	12,452,582
LG Corp.	502,786	36,375,193
Samsung C&T Corp.	390,252	47,927,519
SK Holdings Co. Ltd.	234,558	57,298,690

		170,281,263
INSURANCE — 3.62%
Dongbu Insurance Co. Ltd.	283,805	17,161,128

Security	Shares	Value
Hanwha Life Insurance Co. Ltd.	1,461,717	$9,191,218
Hyundai Marine & Fire Insurance Co. Ltd.	386,164	13,020,446
Samsung Fire & Marine Insurance Co. Ltd.	172,087	44,958,420
Samsung Life Insurance Co. Ltd.	394,709	43,010,448

		127,341,660
INTERNET SOFTWARE & SERVICES — 3.45%
Kakao Corp.[b]	177,143	15,632,126
NAVER Corp.	139,853	105,551,791

		121,183,917
IT SERVICES — 0.78%
Samsung SDS Co. Ltd.	189,399	27,574,167

		27,574,167
LIFE SCIENCES TOOLS & SERVICES — 0.54%
Samsung Biologics Co. Ltd.[a,b]	96,267	18,916,345

		18,916,345
MACHINERY — 1.33%
Doosan Bobcat Inc.	151,301	5,040,664
Hyundai Heavy Industries Co. Ltd.[a]	163,989	25,339,494
Samsung Heavy Industries Co. Ltd.[a]	1,476,125	16,216,807

		46,596,965
MARINE — 0.13%
Pan Ocean Co. Ltd.[a]	906,771	4,454,484

		4,454,484
MEDIA — 0.48%
Cheil Worldwide Inc.	469,859	8,057,603
CJ E&M Corp.	125,007	8,775,947

		16,833,550
METALS & MINING — 3.84%
Hyundai Steel Co.	430,119	22,742,984
Korea Zinc Co. Ltd.	47,398	18,542,626
POSCO	372,386	93,794,973

		135,080,583
MULTILINE RETAIL — 1.07%
Hyundai Department Store Co. Ltd.	100,401	10,402,390
Lotte Shopping Co. Ltd.[b]	64,645	16,542,330
Shinsegae Inc.[b]	49,664	10,801,343

		37,746,063

199

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI SOUTH KOREA CAPPED ETF

May 31, 2017

Security	Shares	Value
OIL, GAS & CONSUMABLE FUELS — 2.63%
GS Holdings Corp.	296,709	$19,319,477
S-Oil Corp.	249,536	23,068,039
SK Innovation Co. Ltd.	331,794	50,083,231

		92,470,747
PERSONAL PRODUCTS — 3.26%
AmorePacific Corp.	165,401	50,672,153
AmorePacific Group	157,594	21,184,260
LG Household & Health Care Ltd.	48,699	42,757,339

		114,613,752
PHARMACEUTICALS — 0.87%
Hanmi Pharm Co. Ltd.[a,b]	35,757	12,200,048
Hanmi Science Co. Ltd.[a,b]	103,317	6,828,741
Yuhan Corp.	52,286	11,675,152

		30,703,941
ROAD & RAIL — 0.24%
CJ Korea Express Corp.[a,b]	48,616	8,358,860

		8,358,860
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 4.58%
Hyundai Robotics Co. Ltd.[a]	34,841	12,696,613
SK Hynix Inc.	2,910,675	148,185,491

		160,882,104
SOFTWARE — 1.20%
NCsoft Corp.[b]	93,949	31,761,072
Netmarble Games Corp.[a,c]	76,766	10,421,965

		42,183,037
SPECIALTY RETAIL — 0.33%
Hotel Shilla Co. Ltd.[b]	215,905	11,724,745

		11,724,745
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 21.89%
Samsung Electronics Co. Ltd.	385,229	769,012,875

		769,012,875
TOBACCO — 1.67%
KT&G Corp.	593,456	58,836,742

		58,836,742
TRADING COMPANIES & DISTRIBUTORS — 0.38%
Posco Daewoo Corp.	325,270	7,016,140
SK Networks Co. Ltd.	955,485	6,315,282

		13,331,422

Security	Shares	Value
WIRELESS TELECOMMUNICATION SERVICES — 0.71%
SK Telecom Co. Ltd.	109,510	$24,795,271

		24,795,271

TOTAL COMMON STOCKS
(Cost: $1,433,167,268)		3,438,974,615

PREFERRED STOCKS — 1.91%

AUTOMOBILES — 0.97%
Hyundai Motor Co., Preference Shares	136,658	12,938,324
Hyundai Motor Co. Series 2, Preference Shares	208,576	21,144,495

		34,082,819
CHEMICALS — 0.27%
LG Chem Ltd., Preference Shares	52,211	9,489,941

		9,489,941
PERSONAL PRODUCTS — 0.56%
AmorePacific Corp., Preference Shares	60,138	11,441,045
LG Household & Health Care Ltd., Preference Shares	15,163	8,342,630

		19,783,675
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 0.11%
Samsung Electronics Co. Ltd., Preference Shares	2,327	3,635,158

		3,635,158

TOTAL PREFERRED STOCKS
(Cost: $34,379,652)		66,991,593

SHORT-TERM INVESTMENTS — 4.28%

MONEY MARKET FUNDS — 4.28%
BlackRock Cash Funds: Institutional, SL Agency Shares
1.16%[d,e,f]	142,834,206	142,905,623
BlackRock Cash Funds: Treasury, SL Agency Shares
0.73%[d,e]	7,416,414	7,416,414

		150,322,037

TOTAL SHORT-TERM INVESTMENTS
(Cost: $150,281,218)		150,322,037

200

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI SOUTH KOREA CAPPED ETF

May 31, 2017

Value
TOTAL INVESTMENTS IN SECURITIES — 104.07%
(Cost: $1,617,828,138)[g]	$3,656,288,245
Other Assets, Less Liabilities — (4.07)%	(143,004,475)

NET ASSETS — 100.00%	$3,513,283,770

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan.
[c]	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
[d]	Affiliated money market fund.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.
[f]	All or a portion of this security represents an investment of securities lending collateral.
[g]	The cost of investments for federal income tax purposes was $2,212,748,727. Net unrealized appreciation was $1,443,539,518, of which $2,083,729,915 represented gross unrealized appreciation on securities and $640,190,397 represented gross unrealized depreciation on securities.

Schedule 1 — Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of May 31, 2017. The breakdown of the Fund’s investments into major categories is disclosed in the schedule of investments above.

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common stocks	$3,424,093,725	$14,880,890	$—	$3,438,974,615
Preferred stocks	66,991,593	—	—	66,991,593
Money market funds	150,322,037	—	—	150,322,037

Total	$3,641,407,355	$14,880,890	$—	$3,656,288,245

201

Schedule of Investments (Unaudited)

iSHARES® MSCI SPAIN CAPPED ETF

May 31, 2017

Security	Shares	Value
COMMON STOCKS — 99.95%

AIRLINES — 2.02%
International Consolidated Airlines Group SA	3,834,957	$29,923,811

		29,923,811
BANKS — 38.98%
Banco Bilbao Vizcaya Argentaria SA	17,841,610	145,496,102
Banco de Sabadell SA	21,898,900	45,162,831
Banco Santander SA	41,115,068	267,278,179
Bankia SA	22,077,106	25,421,526
Bankinter SA	3,370,890	31,067,482
CaixaBank SA	13,585,809	64,225,535

		578,651,655
BIOTECHNOLOGY — 2.49%
Grifols SA	1,303,028	36,909,778

		36,909,778
CONSTRUCTION & ENGINEERING — 6.21%
ACS Actividades de Construccion y Servicios SA	1,086,116	43,436,872
Ferrovial SA	2,132,791	48,098,384
Ferrovial SA New[a]	31,690	714,668

		92,249,924
DIVERSIFIED TELECOMMUNICATION SERVICES — 9.22%
Telefonica SA	12,280,195	136,903,232

		136,903,232
ELECTRIC UTILITIES — 8.25%
Endesa SA	1,358,243	33,929,957
Iberdrola SA	8,629,500	68,878,099
Red Electrica Corp. SA	873,821	19,627,672

		122,435,728
ELECTRICAL EQUIPMENT — 1.44%
Gamesa Corp. Tecnologica SA	943,724	21,425,987

		21,425,987
FOOD & STAPLES RETAILING — 1.60%
Distribuidora Internacional de Alimentacion SAb	3,846,606	23,699,464

		23,699,464
GAS UTILITIES — 2.59%
Gas Natural SDG SA	1,524,821	38,442,710

		38,442,710

Security	Shares	Value
INSURANCE — 1.43%
Mapfre SA	5,963,272	$21,230,247

		21,230,247
IT SERVICES — 4.80%
Amadeus IT Group SA	1,221,310	71,208,887

		71,208,887
OIL, GAS & CONSUMABLE FUELS — 5.42%
Enagas SA	495,005	14,731,298
Repsol SA	3,919,167	65,731,955

		80,463,253
SPECIALTY RETAIL — 8.03%
Industria de Diseno Textil SA	2,912,342	119,191,043

		119,191,043
TRANSPORTATION INFRASTRUCTURE — 7.47%
Abertis Infraestructuras SA	2,884,971	52,830,988
Aena SAc	287,387	58,073,061

		110,904,049

TOTAL COMMON STOCKS
(Cost: $1,508,347,635)		1,483,639,768

SHORT-TERM INVESTMENTS — 1.01%

MONEY MARKET FUNDS — 1.01%
BlackRock Cash Funds: Institutional, SL Agency Shares
1.16%[d,e,f]	14,243,281	14,250,403
BlackRock Cash Funds: Treasury, SL Agency Shares
0.73%[d,e]	739,484	739,484

		14,989,887

TOTAL SHORT-TERM INVESTMENTS
(Cost: $14,988,463)		14,989,887

202

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI SPAIN CAPPED ETF

May 31, 2017

Value
TOTAL INVESTMENTS IN SECURITIES — 100.96%
(Cost: $1,523,336,098)[g]	$1,498,629,655
Other Assets, Less Liabilities — (0.96)%	(14,239,886)

NET ASSETS — 100.00%	$1,484,389,769

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan.
[c]	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
[d]	Affiliated money market fund.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.
[f]	All or a portion of this security represents an investment of securities lending collateral.
[g]	The cost of investments for federal income tax purposes was $1,532,423,548. Net unrealized depreciation was $33,793,893, of which $91,224,340 represented gross unrealized appreciation on securities and $125,018,233 represented gross unrealized depreciation on securities.

Schedule 1 — Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of May 31, 2017. The breakdown of the Fund’s investments into major categories is disclosed in the schedule of investments above.

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common stocks	$1,482,925,100	$714,668	$—	$1,483,639,768
Money market funds	14,989,887	—	—	14,989,887

Total	$1,497,914,987	$714,668	$—	$1,498,629,655

203

Schedule of Investments (Unaudited)

iSHARES® MSCI SWEDEN CAPPED ETF

May 31, 2017

Security	Shares	Value
COMMON STOCKS — 99.41%

BANKS — 24.75%
Nordea Bank AB	3,326,063	$42,788,315
Skandinaviska Enskilda Banken AB Class A	1,632,376	19,720,231
Svenska Handelsbanken AB Class A	1,664,977	23,492,010
Swedbank AB Class A	987,338	23,844,070

		109,844,626
BUILDING PRODUCTS — 4.58%
Assa Abloy AB Class B	904,073	20,342,945

		20,342,945
COMMERCIAL SERVICES & SUPPLIES — 1.45%
Securitas AB Class B	401,716	6,413,564

		6,413,564
COMMUNICATIONS EQUIPMENT — 4.56%
Telefonaktiebolaget LM Ericsson Class B	2,771,699	20,256,567

		20,256,567
CONSTRUCTION & ENGINEERING — 2.21%
Skanska AB Class B	410,916	9,800,406

		9,800,406
DIVERSIFIED FINANCIAL SERVICES — 8.35%
Industrivarden AB Class C	227,380	5,383,729
Investor AB Class B	431,562	19,988,658
Kinnevik AB Class B	291,802	8,395,825
L E Lundbergforetagen AB Class B	41,887	3,295,433

		37,063,645
DIVERSIFIED TELECOMMUNICATION SERVICES — 3.18%
Telia Co. AB	3,079,814	14,122,767

		14,122,767
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 3.06%
Hexagon AB Class B	309,018	13,561,170

		13,561,170
FOOD & STAPLES RETAILING — 0.94%
ICA Gruppen ABa	115,922	4,185,218

		4,185,218
HEALTH CARE EQUIPMENT & SUPPLIES — 1.28%
Getinge AB Class B	272,069	5,673,462

		5,673,462

Security	Shares	Value
HOUSEHOLD DURABLES — 3.51%
Electrolux AB Class B	300,224	$9,659,080
Husqvarna AB Class B	569,535	5,918,568

		15,577,648
HOUSEHOLD PRODUCTS — 4.51%
Svenska Cellulosa AB SCA Class B	565,810	20,003,911

		20,003,911
MACHINERY — 23.89%
Alfa Laval AB	377,300	7,611,239
Atlas Copco AB Class A	733,653	27,198,018
Atlas Copco AB Class B	421,770	13,958,521
Sandvik AB	1,242,593	19,509,068
SKF AB Class B	483,963	9,919,150
Volvo AB Class B	1,696,973	27,797,102

		105,993,098
METALS & MINING — 2.05%
Boliden AB	332,080	9,106,839

		9,106,839
OIL, GAS & CONSUMABLE FUELS — 1.10%
Lundin Petroleum ABb	250,103	4,866,558

		4,866,558
SPECIALTY RETAIL — 5.83%
Hennes & Mauritz AB Class B	1,036,471	25,866,971

		25,866,971
TOBACCO — 1.78%
Swedish Match AB	233,955	7,907,274

		7,907,274
WIRELESS TELECOMMUNICATION SERVICES — 2.38%
Millicom International Cellular SA SDR	91,382	5,361,780
Tele2 AB Class B	505,097	5,208,176

		10,569,956

TOTAL COMMON STOCKS
(Cost: $461,493,309)		441,156,625

SHORT-TERM INVESTMENTS — 0.77%

MONEY MARKET FUNDS — 0.77%
BlackRock Cash Funds: Institutional, SL Agency Shares
1.16%[c,d,e]	3,074,726	3,076,263

204

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI SWEDEN CAPPED ETF

May 31, 2017

Security	Shares	Value
BlackRock Cash Funds: Treasury, SL Agency Shares
0.73%[c,d]	331,507	$331,507

		3,407,770

TOTAL SHORT-TERM INVESTMENTS
(Cost: $3,407,475)		3,407,770

TOTAL INVESTMENTS IN SECURITIES — 100.18%
(Cost: $464,900,784)[f]		444,564,395
Other Assets, Less Liabilities — (0.18)%		(811,588)

NET ASSETS — 100.00%		$443,752,807

SDR — Swedish Depositary Receipts

[a]	All or a portion of this security represents a security on loan.
[b]	Non-income earning security.
[c]	Affiliated money market fund.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral.
[f]	The cost of investments for federal income tax purposes was $468,601,206. Net unrealized depreciation was $24,036,811, of which $22,394,667 represented gross unrealized appreciation on securities and $46,431,478 represented gross unrealized depreciation on securities.

Schedule 1 — Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of May 31, 2017. The breakdown of the Fund’s investments into major categories is disclosed in the schedule of investments above.

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common stocks	$441,156,625	$—	$—	$441,156,625
Money market funds	3,407,770	—	—	3,407,770

Total	$444,564,395	$—	$—	$444,564,395

205

Schedule of Investments (Unaudited)

iSHARES® MSCI SWITZERLAND CAPPED ETF

May 31, 2017

Security	Shares	Value
COMMON STOCKS — 97.89%

BIOTECHNOLOGY — 2.44%
Actelion Ltd.[a]	99,788	$28,671,453

		28,671,453
BUILDING PRODUCTS — 1.70%
Geberit AG Registered	42,769	20,041,822

		20,041,822
CAPITAL MARKETS — 9.23%
Credit Suisse Group AG Registered	2,176,313	29,915,728
Julius Baer Group Ltd.	276,974	14,356,102
Partners Group Holding AG	22,027	13,511,472
UBS Group AG	3,190,030	50,774,081

		108,557,383
CHEMICALS — 3.99%
EMS-Chemie Holding AG Registered	12,526	8,809,822
Givaudan SA Registered	10,494	21,550,905
Sika AG Bearer	2,582	16,652,038

		47,012,765
CONSTRUCTION MATERIALS — 2.52%
LafargeHolcim Ltd. Registered	493,652	29,668,610

		29,668,610
DIVERSIFIED FINANCIAL SERVICES — 0.52%
Pargesa Holding SA Bearer	78,008	6,071,006

		6,071,006
DIVERSIFIED TELECOMMUNICATION SERVICES — 1.30%
Swisscom AG Registered	31,965	15,342,407

		15,342,407
ELECTRICAL EQUIPMENT — 4.40%
ABB Ltd. Registered	2,057,763	51,744,482

		51,744,482
FOOD PRODUCTS — 21.24%
Barry Callebaut AG Registered	4,346	6,243,543
Chocoladefabriken Lindt & Spruengli AG Participation Certificates	1,510	9,184,383
Chocoladefabriken Lindt & Spruengli AG Registered	143	10,505,338
Nestle SA Registered	2,622,637	224,030,746

		249,964,010

Security	Shares	Value
HEALTH CARE EQUIPMENT & SUPPLIES — 1.69%
Sonova Holding AG Registered	70,151	$11,629,601
Straumann Holding AG Registered	14,925	8,275,813

		19,905,414
INSURANCE — 8.69%
Baloise Holding AG Registered	69,234	10,604,598
Swiss Life Holding AG Registered	40,639	13,570,834
Swiss Re AG	349,475	31,893,590
Zurich Insurance Group AG	156,833	46,147,853

		102,216,875
LIFE SCIENCES TOOLS & SERVICES — 1.55%
Lonza Group AG Registered	87,898	18,223,698

		18,223,698
MACHINERY — 1.60%
Schindler Holding AG Participation Certificates	54,378	11,673,103
Schindler Holding AG Registered	34,454	7,171,759

		18,844,862
MARINE — 1.00%
Kuehne + Nagel International AG Registered	72,545	11,719,067

		11,719,067
PHARMACEUTICALS — 26.18%
Novartis AG Registered	1,765,980	144,738,994
Roche Holding AG	563,060	154,680,738
Vifor Pharma AG	73,063	8,600,978

		308,020,710
PROFESSIONAL SERVICES — 2.62%
Adecco Group AG Registered	199,919	14,918,249
SGS SA Registered	6,661	15,868,539

		30,786,788
REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.75%
Swiss Prime Site AG Registered	95,258	8,781,989

		8,781,989
SPECIALTY RETAIL — 0.73%
Dufry AG Registered[a]	52,437	8,633,367

		8,633,367
TEXTILES, APPAREL & LUXURY GOODS — 5.74%
Cie. Financiere Richemont SA Class A Registered	544,042	45,432,891

206

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI SWITZERLAND CAPPED ETF

May 31, 2017

Security	Shares	Value
Swatch Group AG (The) Bearer	38,324	$14,861,418
Swatch Group AG (The) Registered	94,325	7,204,400

		67,498,709

TOTAL COMMON STOCKS
(Cost: $1,132,173,148)		1,151,705,417

RIGHTS — 0.07%

CAPITAL MARKETS — 0.07%
Credit Suisse Group AG (Expires 06/07/17)[a]	1,781,960	828,776

		828,776

TOTAL RIGHTS
(Cost: $0)		828,776

SHORT-TERM INVESTMENTS — 3.79%

MONEY MARKET FUNDS — 3.79%
BlackRock Cash Funds: Treasury, SL Agency Shares
0.73%[b,c]	44,568,079	44,568,079

		44,568,079

TOTAL SHORT-TERM INVESTMENTS
(Cost: $44,568,079)		44,568,079

TOTAL INVESTMENTS IN SECURITIES — 101.75%
(Cost: $1,176,741,227)[d]		1,197,102,272
Other Assets, Less Liabilities — (1.75)%		(20,557,059)

NET ASSETS — 100.00%		$1,176,545,213

[a]	Non-income earning security.
[b]	Affiliated money market fund.
[c]	The rate quoted is the annualized seven-day yield of the fund at period end.
[d]	The cost of investments for federal income tax purposes was $1,186,043,138. Net unrealized appreciation was $11,059,134, of which $99,254,082 represented gross unrealized appreciation on securities and $88,194,948 represented gross unrealized depreciation on securities.

Schedule 1 — Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of May 31, 2017. The breakdown of the Fund’s investments into major categories is disclosed in the schedule of investments above.

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common stocks	$1,151,705,417	$—	$—	$1,151,705,417
Rights	828,776	—	—	828,776
Money market funds	44,568,079	—	—	44,568,079

Total	$1,197,102,272	$—	$—	$1,197,102,272

207

Schedule of Investments (Unaudited)

iSHARES® MSCI TAIWAN CAPPED ETF

May 31, 2017

Security	Shares	Value
COMMON STOCKS — 99.98%

AIRLINES — 0.44%
China Airlines Ltd.	23,253,761	$7,120,155
EVA Airways Corp.	17,187,193	8,399,605

		15,519,760
AUTO COMPONENTS — 0.76%
Cheng Shin Rubber Industry Co. Ltd.[a]	13,143,670	26,524,179

		26,524,179
AUTOMOBILES — 0.18%
Yulon Motor Co. Ltd.[a]	7,077,362	6,329,367

		6,329,367
BANKS — 10.44%
Chang Hwa Commercial Bank Ltd.[a]	35,385,570	20,646,190
China Development Financial Holding Corp.[a]	93,012,508	25,418,492
CTBC Financial Holding Co. Ltd.	112,221,325	71,446,470
E.Sun Financial Holding Co. Ltd.	55,694,037	34,439,612
First Financial Holding Co. Ltd.[a]	64,704,090	41,409,413
Hua Nan Financial Holdings Co. Ltd.	51,561,711	29,570,116
Mega Financial Holding Co. Ltd.	70,770,271	57,055,722
SinoPac Financial Holdings Co. Ltd.	68,748,118	21,278,799
Taishin Financial Holding Co. Ltd.	60,660,210	27,124,566
Taiwan Business Bank	29,319,784	8,207,473
Taiwan Cooperative Financial Holding Co. Ltd.[a]	53,583,286	27,701,057

		364,297,910
BIOTECHNOLOGY — 0.61%
OBI Pharma Inc.[a,b]	1,011,000	8,621,347
TaiMed Biologics Inc.[a,b]	2,022,000	12,772,366

		21,393,713
CAPITAL MARKETS — 0.83%
Yuanta Financial Holding Co. Ltd.	66,726,248	28,949,684

		28,949,684

Security	Shares	Value
CHEMICALS — 6.59%
Formosa Chemicals & Fibre Corp.	21,231,610	$64,445,161
Formosa Plastics Corp.	27,297,518	81,405,212
Nan Ya Plastics Corp.[a]	31,341,938	74,606,295
Taiwan Fertilizer Co. Ltd.	7,077,000	9,434,745

		229,891,413
CONSTRUCTION MATERIALS — 1.19%
Asia Cement Corp.	16,176,136	14,977,406
Taiwan Cement Corp.	23,253,504	26,593,987

		41,571,393
DIVERSIFIED FINANCIAL SERVICES — 2.53%
Chailease Holding Co. Ltd.[a]	8,088,937	21,836,553
Fubon Financial Holding Co. Ltd.	43,473,515	66,267,518

		88,104,071
DIVERSIFIED TELECOMMUNICATION SERVICES — 2.66%
Asia Pacific Telecom Co. Ltd.[b]	18,198,000	6,231,570
Chunghwa Telecom Co. Ltd.	24,264,648	86,719,960

		92,951,530
ELECTRICAL EQUIPMENT — 0.36%
Teco Electric and Machinery Co. Ltd.	13,143,092	12,693,468
Ya Hsin Industrial Co. Ltd.[b,c]	6,845,461	2

		12,693,470
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 16.93%
AU Optronics Corp.[a]	59,649,830	23,301,490
Delta Electronics Inc.	12,578,180	69,416,466
Hon Hai Precision Industry Co. Ltd.[a]	98,067,003	335,812,404
Innolux Corp.[a]	61,671,873	27,884,487
Largan Precision Co. Ltd.	611,794	96,612,969
Pacific Electric Wire & Cable Co. Ltd.[b,c]	197	—
Synnex Technology International Corp.	11,121,364	12,755,978
WPG Holdings Ltd.[a]	11,121,744	14,863,995
Zhen Ding Technology Holding Ltd.[a]	4,044,072	9,949,178

		590,596,967

208

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI TAIWAN CAPPED ETF

May 31, 2017

Security	Shares	Value
FOOD & STAPLES RETAILING — 1.04%
President Chain Store Corp.[a]	4,044,215	$36,167,886

		36,167,886
FOOD PRODUCTS — 2.19%
Standard Foods Corp.[a]	5,055,439	13,597,028
Uni-President Enterprises Corp.	31,341,189	62,621,944

		76,218,972
HOUSEHOLD DURABLES — 0.30%
Nien Made Enterprise Co. Ltd.[a]	1,011,000	10,503,591

		10,503,591
INDUSTRIAL CONGLOMERATES — 0.49%
Far Eastern New Century Corp.	21,231,843	17,223,211

		17,223,211
INSURANCE — 3.48%
Cathay Financial Holding Co. Ltd.	52,572,483	82,322,017
China Life Insurance Co. Ltd./Taiwan	24,264,193	23,797,124
Shin Kong Financial Holding Co. Ltd.[b]	59,649,205	15,368,907

		121,488,048
LEISURE PRODUCTS — 0.65%
Giant Manufacturing Co. Ltd.[a]	2,022,590	11,868,318
Merida Industry Co. Ltd.[a]	2,022,100	10,924,274

		22,792,592
MACHINERY — 0.39%
Hiwin Technologies Corp.[a]	2,022,532	13,582,615

		13,582,615
MARINE — 0.25%
Evergreen Marine Corp. Taiwan Ltd.[b]	17,187,673	8,628,407

		8,628,407
METALS & MINING — 1.91%
China Steel Corp.[a]	80,880,977	66,551,554

		66,551,554
OIL, GAS & CONSUMABLE FUELS — 0.94%
Formosa Petrochemical Corp.	9,099,950	32,673,779

		32,673,779
REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.57%
Highwealth Construction Corp.[a]	7,077,790	11,682,977
Ruentex Development Co. Ltd.[a,b]	7,077,773	8,200,419

		19,883,396

Security	Shares	Value
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 29.95%
Advanced Semiconductor Engineering Inc.	42,717,864	$54,677,275
Globalwafers Co. Ltd.	1,011,000	8,184,398
MediaTek Inc.[a]	9,630,175	73,637,430
Nanya Technology Corp.[a]	6,066,000	10,264,949
Novatek Microelectronics Corp.[a]	3,567,544	14,173,394
Phison Electronics Corp.	1,011,698	10,964,911
Powertech Technology Inc.	5,055,036	15,528,619
Realtek Semiconductor Corp.[a]	3,033,063	10,134,074
Siliconware Precision Industries Co. Ltd.	15,165,834	25,613,364
Taiwan Semiconductor Manufacturing Co. Ltd.[a]	114,724,882	774,266,134
United Microelectronics Corp.[a]	81,891,501	33,895,714
Vanguard International Semiconductor Corp.[a]	7,077,000	13,340,400

		1,044,680,662
SPECIALTY RETAIL — 0.76%
Hotai Motor Co. Ltd.[a]	2,022,000	26,519,465

		26,519,465
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 9.67%
Acer Inc.[a]	22,242,737	12,201,375
Advantech Co. Ltd.[a]	2,022,444	16,406,009
Asustek Computer Inc.	4,670,857	44,256,599
Catcher Technology Co. Ltd.[a]	4,421,743	46,747,374
Chicony Electronics Co. Ltd.	4,044,826	10,502,374
Compal Electronics Inc.[a]	30,330,554	20,268,099
Foxconn Technology Co. Ltd.	6,119,499	17,333,732
HTC Corp.[a,b]	5,055,884	12,219,913
Inventec Corp.[a]	19,209,868	14,273,764
Lite-On Technology Corp.	15,218,071	25,549,805
Micro-Star International Co. Ltd.[a]	5,055,000	11,764,021
Pegatron Corp.	13,143,037	40,549,015
Quanta Computer Inc.	18,198,240	41,625,018
Transcend Information Inc.	2,022,905	6,927,066
Wistron Corp.	18,198,308	16,819,474

		337,443,638
TEXTILES, APPAREL & LUXURY GOODS — 1.71%
Eclat Textile Co. Ltd.[a]	1,376,080	14,022,026
Feng TAY Enterprise Co. Ltd.[a]	2,132,476	8,294,814

209

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI TAIWAN CAPPED ETF

May 31, 2017

Security	Shares	Value
Formosa Taffeta Co. Ltd.	7,077,515	$7,400,108
Pou Chen Corp.	16,176,103	22,318,171
Ruentex Industries Ltd.[a]	5,055,262	7,562,977

		59,598,096
TRANSPORTATION INFRASTRUCTURE — 0.27%
Taiwan High Speed Rail Corp.	10,998,000	9,287,184

		9,287,184
WIRELESS TELECOMMUNICATION SERVICES — 1.89%
Far EasTone Telecommunications Co. Ltd.	11,121,259	28,284,727
Taiwan Mobile Co. Ltd.	10,110,609	37,647,136

		65,931,863

TOTAL COMMON STOCKS
(Cost: $1,803,569,940)		3,487,998,416

SHORT-TERM INVESTMENTS — 6.45%

MONEY MARKET FUNDS — 6.45%
BlackRock Cash Funds: Institutional, SL Agency Shares
1.16%[d,e,f]	220,637,321	220,747,640
BlackRock Cash Funds: Treasury, SL Agency Shares
0.73%[d,e]	4,136,346	4,136,346

		224,883,986

TOTAL SHORT-TERM INVESTMENTS
(Cost: $224,829,476)		224,883,986

Value
TOTAL INVESTMENTS IN SECURITIES — 106.43%
(Cost: $2,028,399,416)[g]	$3,712,882,401
Other Assets, Less Liabilities — (6.43)%	(224,409,498)

NET ASSETS — 100.00%	$3,488,472,903

[a]	All or a portion of this security represents a security on loan.
[b]	Non-income earning security.
[c]	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
[d]	Affiliated money market fund.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.
[f]	All or a portion of this security represents an investment of securities lending collateral.
[g]	The cost of investments for federal income tax purposes was $2,233,768,660. Net unrealized appreciation was $1,479,113,741, of which $1,708,143,561 represented gross unrealized appreciation on securities and $229,029,820 represented gross unrealized depreciation on securities.

Schedule 1 — Futures Contracts

Futures contracts outstanding as of May 31, 2017 were as follows:

Issue	Number of long (short) contracts	Expiration date	Exchange	Initial notional value	Current notional value	Unrealized appreciation (depreciation)
MSCI Taiwan Index	40	Jun. 2017	Singapore	$1,489,227	$1,491,200	$1,973

210

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI TAIWAN CAPPED ETF

May 31, 2017

Schedule 2 — Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of May 31, 2017. The breakdown of the Fund’s investments into major categories is disclosed in the schedule of investments above.

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common stocks	$3,487,998,414	$—	$2	$3,487,998,416
Money market funds	224,883,985	—	—	224,883,985

Total	$3,712,882,399	$—	$2	$3,712,882,401

Derivative financial instruments[a]:
Assets:
Futures contracts	$1,973	$—	$—	$1,973

Total	$1,973	$—	$—	$1,973

[a]	Shown at the unrealized appreciation (depreciation) on the contracts.

211

Schedule of Investments (Unaudited)

iSHARES® MSCI THAILAND CAPPED ETF

May 31, 2017

Security	Shares	Value
COMMON STOCKS — 99.70%

AIRLINES — 0.60%
Bangkok Airways PCL[a]	2,387,000	$1,296,521
Thai Airways International PCL NVDR[a,b]	2,127,166	1,161,635

		2,458,156
AUTO COMPONENTS — 0.23%
Sri Trang Agro-Industry PCL NVDR[a]	2,037,571	939,221

		939,221
BANKS — 19.02%
Bangkok Bank PCL Foreign	806,000	4,401,527
Kasikornbank PCL Foreign	3,808,500	20,909,850
Kasikornbank PCL NVDR	1,865,400	10,269,011
Kiatnakin Bank PCL NVDR	1,210,073	2,424,765
Krung Thai Bank PCL NVDR	11,347,800	6,363,564
LH Financial Group PCL NVDR	11,078,819	585,492
Siam Commercial Bank PCL (The) NVDR	5,734,100	25,757,995
Thanachart Capital PCL NVDR	1,920,100	2,649,580
Tisco Financial Group PCL NVDR	1,040,110	2,328,490
TMB Bank PCL NVDR	42,685,600	2,707,014

		78,397,288
BUILDING PRODUCTS — 0.33%
Dynasty Ceramic PCL NVDR	7,422,640	862,996
Vanachai Group PCL NVDR	1,273,000	485,878

		1,348,874
CAPITAL MARKETS — 0.06%
AIRA Capital Co. Ltd.[a]	3,648,340	263,503

		263,503
CHEMICALS — 5.08%
Eastern Polymer Group PCL[a]	3,182,700	1,214,771
Indorama Ventures PCL NVDR	4,690,810	5,061,282
PTT Global Chemical PCL NVDR	7,028,707	14,651,738

		20,927,791
CONSTRUCTION & ENGINEERING — 1.10%
CH Karnchang PCL NVDR[a]	1,375,600	1,100,561
Italian-Thai Development PCL NVDR[a]	5,489,248	728,461
Sino-Thai Engineering & Construction PCL NVDR	2,427,328	1,835,105

Security	Shares	Value
Unique Engineering & Construction PCL[a]	1,720,800	$863,937

		4,528,064
CONSTRUCTION MATERIALS — 4.97%
Siam Cement PCL (The) Foreign	974,300	15,046,442
Siam Cement PCL (The) NVDR	350,800	5,417,522

		20,463,964
CONSUMER FINANCE — 1.71%
Group Lease PCL[a]	1,239,000	771,192
Krungthai Card PCL NVDR	335,000	1,293,379
Muangthai Leasing PCL[a]	2,065,500	1,955,736
Ratchthani Leasing PCL NVDR	2,746,400	459,615
Srisawad Power 1979 PCL NVDR[a]	1,730,286	2,552,756

		7,032,678
CONTAINERS & PACKAGING — 0.10%
Polyplex Thailand PCL NVDR	1,023,000	420,493

		420,493
DIVERSIFIED TELECOMMUNICATION SERVICES — 2.04%
Jasmine International PCL NVDR	7,117,668	1,724,038
Thaicom PCL NVDR	1,424,300	752,713
True Corp. PCL NVDR[a]	32,511,818	5,918,182

		8,394,933
ELECTRICAL EQUIPMENT — 0.23%
Gunkul Engineering PCL NVDR[a]	7,230,069	959,481

		959,481
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 2.81%
Cal-Comp Electronics Thailand PCL NVDR	5,916,612	524,609
Delta Electronics Thailand PCL NVDR	1,620,544	4,282,119
Hana Microelectronics PCL NVDR	1,830,000	2,592,410
KCE Electronics PCL NVDR	856,600	2,716,172
Samart Corp. PCL NVDR[a]	1,602,337	705,668
SVI PCL NVDR	4,416,715	752,112

		11,573,090
FOOD & STAPLES RETAILING — 7.14%
CP ALL PCL NVDR	16,045,700	29,443,812

		29,443,812

212

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI THAILAND CAPPED ETF

May 31, 2017

Security	Shares	Value
FOOD PRODUCTS — 3.77%
Charoen Pokphand Foods PCL NVDR	8,801,600	$6,434,523
GFPT PCL NVDR[a]	1,629,300	899,320
Ichitan Group PCL NVDR[a]	1,466,100	380,945
Khon Kaen Sugar Industry PCL NVDR	5,014,778	787,700
Malee Group PCL[a]	363,900	571,599
Taokaenoi Food & Marketing PCL[a]	1,120,400	756,582
Thai Union Group PCL NVDR	6,199,300	3,822,234
Thai Vegetable Oil PCL NVDR	1,287,053	1,133,634
Thaifoods Group PCL NVDR[a,b]	4,147,700	761,102

		15,547,639
GAS UTILITIES — 0.05%
Scan Inter PCL	1,189,900	211,359

		211,359
HEALTH CARE PROVIDERS & SERVICES — 4.05%
Bangkok Chain Hospital PCL NVDR	3,969,225	1,445,050
Bangkok Dusit Medical Services PCL NVDR	12,577,700	6,868,621
Bumrungrad Hospital PCL NVDR[a]	1,159,576	5,906,824
Chularat Hospital PCL NVDR	16,080,000	1,095,291
Vibhavadi Medical Center PCL NVDR	17,103,800	1,385,980

		16,701,766
HOTELS, RESTAURANTS & LEISURE — 2.01%
Erawan Group PCL (The) NVDR	3,977,500	558,205
Minor International PCL NVDR[a]	7,018,610	7,727,477

		8,285,682
INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS — 2.92%
BCPG PCL NVDR	1,938,800	842,462
CK Power PCL NVDR[a]	5,986,960	537,877
Electricity Generating PCL NVDR	427,500	2,685,995
Global Power Synergy PCL NVDR[a]	1,216,800	1,241,450
Glow Energy PCL NVDR	1,662,900	3,930,225
Inter Far East Energy Corp.[a,b,c]	3,184,500	1
SPCG PCL NVDR	1,200,800	747,415
Superblock PCL[b]	35,534,350	1,710,991
Thai Solar Energy PCL	2,332,700	345,864

		12,042,280

Security	Shares	Value
INDUSTRIAL CONGLOMERATES — 1.27%
Berli Jucker PCL NVDR	3,888,700	$5,223,371

		5,223,371
INSURANCE — 0.11%
Thai Reinsurance PCL NVDR[a]	8,218,640	441,577

		441,577
IT SERVICES — 0.11%
Forth Smart Service PCL NVDR	779,400	437,068

		437,068
MARINE — 0.30%
Precious Shipping PCL NVDR[a,b]	1,766,300	477,098
Thoresen Thai Agencies PCL NVDR[a]	2,900,089	770,576

		1,247,674
MEDIA — 1.52%
BEC World PCL NVDR[a]	3,183,100	2,065,370
Major Cineplex Group PCL NVDR[a]	1,423,800	1,410,841
Plan B Media PCL[a]	3,425,700	603,470
RS PCL NVDR[a,b]	1,466,600	411,217
VGI Global Media PCL NVDR[a]	5,575,040	867,520
Workpoint Entertainment PCL	475,700	900,841

		6,259,259
METALS & MINING — 0.10%
STP & I PCL NVDR[a]	1,572,810	399,436

		399,436
MULTILINE RETAIL — 0.69%
Robinson PCL NVDR	1,623,300	2,835,771

		2,835,771
OIL, GAS & CONSUMABLE FUELS — 17.50%
Bangchak Corp. PCL NVDR	1,118,200	1,116,230
Banpu PCL NVDR	6,414,200	3,352,107
Energy Absolute PCL NVDR[a]	3,634,400	3,174,498
Energy Earth PCL NVDR	4,594,200	302,143
Esso Thailand PCL NVDR[a,b]	3,934,800	1,236,123
IRPC PCL NVDR	32,520,000	4,869,407
PTT Exploration & Production PCL NVDR	4,512,684	11,924,297
PTT PCL NVDR	3,432,200	39,602,308
Siamgas & Petrochemicals PCL NVDR	1,193,200	543,001
Thai Oil PCL NVDR	2,650,200	5,991,351

		72,111,465

213

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI THAILAND CAPPED ETF

May 31, 2017

Security	Shares	Value
PHARMACEUTICALS — 0.21%
Mega Lifesciences PCL NVDR	1,124,000	$866,265

		866,265
REAL ESTATE MANAGEMENT & DEVELOPMENT — 5.69%
Amata Corp. PCL NVDR	1,698,500	847,754
Ananda Development PCL NVDR	4,872,900	715,341
AP Thailand PCL NVDR	3,066,286	688,699
Bangkok Land PCL NVDR	32,886,300	1,815,216
Central Pattana PCL NVDR[a]	4,372,800	8,473,423
Golden Land Property Development PCL NVDR	1,491,000	326,129
LPN Development PCL NVDR[a]	1,869,547	587,321
Platinum Group PCL (The) NVDR	2,729,400	548,925
Quality Houses PCL NVDR[a]	13,922,531	1,021,912
Sansiri PCL NVDR	18,098,537	1,073,372
SC Asset Corp. PCL NVDR	4,733,304	483,614
Siam Future Development PCL NVDR	2,821,228	488,704
Singha Estate PCL[a,b]	6,287,800	882,433
Supalai PCL NVDR	1,951,500	1,489,695
TICON Industrial Connection PCL NVDR[a]	1,489,791	629,859
U City PCL NVDR[b]	893,648,400	787,124
Univentures PCL NVDR	2,169,600	503,225
WHA Corp. PCL NVDR[a]	22,791,840	2,101,185

		23,463,931
ROAD & RAIL — 1.16%
BTS Group Holdings PCL NVDR	18,993,700	4,767,943

		4,767,943
SPECIALTY RETAIL — 2.31%
Beauty Community PCL[a]	5,847,600	1,854,201
Big Camera Corp. PCL NVDR	2,865,100	418,914
Com7 PCL NVDR	1,170,000	388,168
Home Product Center PCL NVDR	12,814,071	3,724,583
PTG Energy PCL[a]	1,898,200	1,209,364
Siam Global House PCL NVDR[a]	4,366,403	1,935,780

		9,531,010
TEXTILES, APPAREL & LUXURY GOODS — 0.15%
MC Group PCL NVDR	1,169,700	621,596

		621,596

Security	Shares	Value
TRANSPORTATION INFRASTRUCTURE — 5.72%
Airports of Thailand PCL NVDR	13,918,600	$17,367,601
Bangkok Aviation Fuel Services PCL NVDR[a]	621,100	715,742
Bangkok Expressway & Metro PCL	24,323,553	5,177,503
Namyong Terminal PCL NVDR	1,387,000	301,345

		23,562,191
WATER UTILITIES — 0.48%
Eastern Water Resources Development and Management PCL NVDR	1,621,800	571,392
TTW PCL NVDR[a]	4,536,266	1,411,756

		1,983,148
WIRELESS TELECOMMUNICATION SERVICES — 4.16%
Advanced Info Service PCL NVDR	3,379,519	17,165,496

		17,165,496

TOTAL COMMON STOCKS
(Cost: $441,869,456)		410,857,275

WARRANTS — 0.00%

FOOD PRODUCTS — 0.00%
Thaifoods Group PCL PCL NVDR (Expires 05/18/20)[b]	352,440	—

		—
HEALTH CARE PROVIDERS & SERVICES — 0.00%
Vibhavadi Medical Center PCL NVDR (Expires 05/08/18)[b]	1,383,876	1

		1
MEDIA — 0.00%
RS PCL NVDR (Expires 05/23/20)[b]	317,620	—

		—

TOTAL WARRANTS
(Cost: $0)		1

SHORT-TERM INVESTMENTS — 9.21%

MONEY MARKET FUNDS — 9.21%
BlackRock Cash Funds: Institutional, SL Agency Shares
1.16%[d,e,f]	35,648,692	35,666,516

214

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI THAILAND CAPPED ETF

May 31, 2017

Security	Shares	Value
BlackRock Cash Funds: Treasury, SL Agency Shares
0.73%[d,e]	2,273,088	$2,273,088

		37,939,604

TOTAL SHORT-TERM INVESTMENTS
(Cost: $37,925,237)		37,939,604

TOTAL INVESTMENTS IN SECURITIES — 108.91%
(Cost: $479,794,693)[g]		448,796,880
Other Assets, Less Liabilities — (8.91)%		(36,726,202)

NET ASSETS — 100.00%		$412,070,678

NVDR — Non-Voting Depositary Receipts

[a]	All or a portion of this security represents a security on loan.
[b]	Non-income earning security.
[c]	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
[d]	Affiliated money market fund.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.
[f]	All or a portion of this security represents an investment of securities lending collateral.
[g]	The cost of investments for federal income tax purposes was $492,602,866. Net unrealized depreciation was $43,805,986, of which $18,843,357 represented gross unrealized appreciation on securities and $62,649,343 represented gross unrealized depreciation on securities.

Schedule 1 — Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of May 31, 2017. The breakdown of the Fund’s investments into major categories is disclosed in the schedule of investments above.

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common stocks	$410,857,274	$—	$1	$410,857,275
Warrants	—	1	—	1
Money market funds	37,939,604	—	—	37,939,604

Total	$448,796,878	$1	$1	$448,796,880

215

Schedule of Investments (Unaudited)

iSHARES® MSCI TURKEY ETF

May 31, 2017

Security	Shares	Value
COMMON STOCKS — 99.81%

AEROSPACE & DEFENSE — 1.99%
Aselsan Elektronik Sanayi ve TAS	1,233,547	$7,652,770

		7,652,770
AIRLINES — 2.15%
Pegasus Hava Tasimaciligi ASa,b	224,137	1,161,089
Turk Hava Yollari AOa,b	3,456,435	7,076,089

		8,237,178
AUTO COMPONENTS — 0.40%
Goodyear Lastikleri TAS[b]	523,336	603,764
Kordsa Teknik Tekstil AS	365,422	934,091

		1,537,855
AUTOMOBILES — 3.00%
Ford Otomotiv Sanayi AS	439,456	5,025,195
Tofas Turk Otomobil Fabrikasi AS	782,707	6,484,749

		11,509,944
BANKS — 33.47%
Akbank TAS	13,775,646	37,121,987
Albaraka Turk Katilim Bankasi AS	1,972,422	686,011
Turkiye Garanti Bankasi AS	14,464,428	39,264,388
Turkiye Halk Bankasi AS	3,913,536	14,053,982
Turkiye Is Bankasi Class C	9,862,044	19,548,404
Turkiye Sinai Kalkinma Bankasi AS	6,683,720	2,513,600
Turkiye Vakiflar Bankasi Tao Class D	4,696,243	8,512,065
Yapi ve Kredi Bankasi ASa	5,443,950	6,773,188

		128,473,625
BEVERAGES — 3.28%
Anadolu Efes Biracilik ve Malt Sanayii AS	1,297,646	7,602,778
Coca-Cola Icecek AS	477,835	4,999,264

		12,602,042
BUILDING PRODUCTS — 0.59%
Trakya Cam Sanayii AS	2,038,169	2,276,479

		2,276,479
CAPITAL MARKETS — 0.17%
Verusa Holding ASb	158,202	650,881

		650,881
CHEMICALS — 2.78%
Gubre Fabrikalari TAS[b]	539,746	741,741
Petkim Petrokimya Holding AS	4,226,619	6,609,134
Soda Sanayii AS	1,878,497	3,319,838

		10,670,713

Security	Shares	Value
CONSTRUCTION & ENGINEERING — 0.66%
Tekfen Holding ASb	926,725	$2,526,122

		2,526,122
CONSTRUCTION MATERIALS — 0.81%
Adana Cimento Sanayii TAS Class A	340,715	679,214
Akcansa Cimento AS	299,694	1,008,443
Cimsa Cimento Sanayi VE Ticaret AS	338,340	1,414,972

		3,102,629
CONTAINERS & PACKAGING — 0.20%
Anadolu Cam Sanayii AS	695,044	760,588

		760,588
DIVERSIFIED FINANCIAL SERVICES — 4.53%
Haci Omer Sabanci Holding AS	5,749,339	17,395,144

		17,395,144
DIVERSIFIED TELECOMMUNICATION SERVICES — 1.56%
Turk Telekomunikasyon ASa	3,287,370	5,995,627

		5,995,627
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) — 2.95%
Emlak Konut Gayrimenkul Yatirim Ortakligi ASa	11,897,148	10,260,512
Is Gayrimenkul Yatirim Ortakligi AS	2,574,715	1,048,378

		11,308,890
FOOD & STAPLES RETAILING — 6.60%
BIM Birlesik Magazalar AS	1,330,727	23,611,797
Migros Ticaret ASa,b	222,953	1,699,650

		25,311,447
FOOD PRODUCTS — 1.47%
Pinar SUT Mamulleri Sanayii AS	8,216	33,106
Ulker Biskuvi Sanayi AS	963,669	5,624,241

		5,657,347
GAS UTILITIES — 0.55%
Aygaz AS	469,624	2,112,744

		2,112,744
HEALTH CARE PROVIDERS & SERVICES — 0.23%
Selcuk Ecza Deposu Ticaret ve Sanayi AS	799,319	881,477

		881,477
HOTELS, RESTAURANTS & LEISURE — 0.30%
NET Holding ASa,b	1,603,142	1,169,548

		1,169,548

216

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI TURKEY ETF

May 31, 2017

Security	Shares	Value
HOUSEHOLD DURABLES — 2.93%
Arcelik AS	1,480,912	$10,225,893
Vestel Elektronik Sanayi ve Ticaret ASa,b	525,128	1,021,599

		11,247,492
INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS — 0.74%
Aksa Enerji Uretim ASa,b	959,864	985,241
Zorlu Enerji Elektrik Uretim ASa,b	5,009,326	1,841,404

		2,826,645
INDUSTRIAL CONGLOMERATES — 8.27%
Alarko Holding ASb	504,340	829,990
Dogan Sirketler Grubu Holding ASa,b	8,193,185	1,714,395
Enka Insaat ve Sanayi AS	1	1
KOC Holding ASb	4,763,676	21,605,929
Turkiye Sise ve Cam Fabrikalari AS	4,492,738	5,983,542
Yazicilar Holding ASb	250,466	1,593,520

		31,727,377
INSURANCE — 0.63%
Anadolu Anonim Turk Sigorta Sirketi	1,126,302	821,677
Anadolu Hayat Emeklilik AS	538,502	810,075
AvivaSA Emeklilik ve Hayat ASb	147,775	775,542

		2,407,294
MACHINERY — 1.01%
Otokar Otomotiv Ve Savunma Sanayi ASb	52,598	1,933,476
Turk Traktor ve Ziraat Makineleri AS	83,545	1,933,595

		3,867,071
MEDIA — 0.41%
Besiktas Futbol Yatirimlari Sanayi ve Ticaret ASa,b	751,399	945,490
Fenerbahce Futbol ASa,b	64,057	643,378

		1,588,868
METALS & MINING — 5.23%
Borusan Mannesmann Boru Sanayi ve Ticaret ASb	273,997	696,517
Eregli Demir ve Celik Fabrikalari TAS	8,766,317	15,839,607
Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS Class Da,b	4,885,508	2,072,179

Security	Shares	Value
Koza Altin Isletmeleri ASa	286,471	$1,482,375

		20,090,678
OIL, GAS & CONSUMABLE FUELS — 5.49%
Tupras Turkiye Petrol Rafinerileri AS	784,020	21,060,908

		21,060,908
PERSONAL PRODUCTS — 0.38%
EIS Eczacibasi Ilac ve Sinai ve Finansal Yatirimlar Sanayi ve Ticaret ASb	1,106,739	1,452,077

		1,452,077
SOFTWARE — 0.40%
Logo Yazilim Sanayi Ve Ticaret ASa	93,925	1,540,407

		1,540,407
TEXTILES, APPAREL & LUXURY GOODS — 0.39%
Aksa Akrilik Kimya Sanayii AS	463,363	1,501,524

		1,501,524
TRANSPORTATION INFRASTRUCTURE — 1.30%
TAV Havalimanlari Holding AS	1,023,634	5,004,562

		5,004,562
WIRELESS TELECOMMUNICATION SERVICES — 4.94%
Turkcell Iletisim Hizmetleri ASa	5,510,258	18,946,624

		18,946,624

TOTAL COMMON STOCKS
(Cost: $548,320,318)		383,094,577

SHORT-TERM INVESTMENTS — 10.28%

MONEY MARKET FUNDS — 10.28%
BlackRock Cash Funds: Institutional, SL Agency Shares
1.16%[c,d,e]	39,332,286	39,351,952
BlackRock Cash Funds: Treasury, SL Agency Shares
0.73%[c,d]	99,043	99,043

		39,450,995

TOTAL SHORT-TERM INVESTMENTS
(Cost: $39,439,502)		39,450,995

217

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI TURKEY ETF

May 31, 2017

Value
TOTAL INVESTMENTS IN SECURITIES — 110.09%
(Cost: $587,759,820)[f]	$422,545,572
Other Assets, Less Liabilities — (10.09)%	(38,742,312)

NET ASSETS — 100.00%	$383,803,260

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan.
[c]	Affiliated money market fund.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral.
[f]	The cost of investments for federal income tax purposes was $599,702,411. Net unrealized depreciation was $177,156,839, of which $5,174,928 represented gross unrealized appreciation on securities and $182,331,767 represented gross unrealized depreciation on securities.

Schedule 1 — Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of May 31, 2017. The breakdown of the Fund’s investments into major categories is disclosed in the schedule of investments above.

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common stocks	$383,094,577	$—	$—	$383,094,577
Money market funds	39,450,995	—	—	39,450,995

Total	$422,545,572	$—	$—	$422,545,572

218

Schedule of Investments (Unaudited)

iSHARES® MSCI USA EQUAL WEIGHTED ETF

May 31, 2017

Security	Shares	Value
COMMON STOCKS — 99.81%

AEROSPACE & DEFENSE — 1.91%
Arconic Inc.	7,508	$206,245
Boeing Co. (The)	1,090	204,517
General Dynamics Corp.	1,014	206,095
Huntington Ingalls Industries Inc.	1,033	202,272
L3 Technologies Inc.	1,221	205,848
Lockheed Martin Corp.	723	203,257
Northrop Grumman Corp.	795	206,080
Raytheon Co.	1,250	205,013
Rockwell Collins Inc.	1,911	208,395
Textron Inc.	4,258	203,532
TransDigm Group Inc.	765	205,081
United Technologies Corp.	1,668	202,295

		2,458,630
AIR FREIGHT & LOGISTICS — 0.63%
CH Robinson Worldwide Inc.	3,008	201,566
Expeditors International of Washington Inc.	3,836	204,766
FedEx Corp.	1,047	202,950
United Parcel Service Inc. Class B	1,928	204,310

		813,592
AIRLINES — 0.62%
American Airlines Group Inc.	4,246	205,549
Delta Air Lines Inc.	4,053	199,124
Southwest Airlines Co.	3,347	201,121
United Continental Holdings Inc.[a]	2,509	199,892

		805,686
AUTO COMPONENTS — 0.81%
Autoliv Inc.[b]	1,892	209,861
BorgWarner Inc.	5,043	214,378
Delphi Automotive PLC	2,358	207,433
Goodyear Tire & Rubber Co. (The)	6,380	205,564
Lear Corp.	1,409	209,997

		1,047,233
AUTOMOBILES — 0.66%
Ford Motor Co.	18,812	209,190
General Motors Co.	6,267	212,639
Harley-Davidson Inc.	3,939	208,806
Tesla Inc.[a,b]	644	219,611

		850,246

Security	Shares	Value
BANKS — 3.40%
Bank of America Corp.	8,787	$196,917
BB&T Corp.	4,792	199,587
CIT Group Inc.	4,357	196,283
Citigroup Inc.	3,298	199,661
Citizens Financial Group Inc.	5,909	201,497
Comerica Inc.	2,952	202,389
East West Bancorp. Inc.	3,678	201,297
Fifth Third Bancorp.	8,349	198,205
First Republic Bank/CA	2,187	201,423
Huntington Bancshares Inc./OH	15,874	199,060
JPMorgan Chase & Co.	2,389	196,256
KeyCorp	11,263	196,765
M&T Bank Corp.	1,265	197,934
People’s United Financial Inc.	12,124	200,895
PNC Financial Services Group Inc. (The)[c]	1,678	199,178
Regions Financial Corp.	14,307	198,009
Signature Bank/New York NYa	1,410	201,658
SunTrust Banks Inc.	3,746	199,924
SVB Financial Group[a]	1,139	194,199
U.S. Bancorp.	3,946	200,812
Wells Fargo & Co.	3,863	197,554
Zions BanCorp.	4,998	200,270

		4,379,773
BEVERAGES — 1.11%
Brown-Forman Corp. Class B	3,959	205,670
Coca-Cola Co. (The)	4,490	204,160
Constellation Brands Inc. Class A	1,132	206,873
Dr Pepper Snapple Group Inc.	2,190	203,254
Molson Coors Brewing Co. Class B	2,154	204,178
Monster Beverage Corp.[a]	4,024	203,453
PepsiCo Inc.	1,735	202,770

		1,430,358
BIOTECHNOLOGY — 2.20%
AbbVie Inc.	3,081	203,408
Alexion Pharmaceuticals Inc.[a]	2,070	202,922
Alkermes PLC[a]	3,519	203,257
Amgen Inc.	1,312	203,675
Biogen Inc.[a]	806	199,703
BioMarin Pharmaceutical Inc.[a]	2,339	204,990
Celgene Corp.[a]	1,750	200,217
Gilead Sciences Inc.	3,165	205,377
Incyte Corp.[a]	1,476	190,891
Regeneron Pharmaceuticals Inc.[a]	448	205,659

219

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI USA EQUAL WEIGHTED ETF

May 31, 2017

Security	Shares	Value
Seattle Genetics Inc.[a]	3,095	$198,018
TESARO Inc.[a]	1,331	198,732
United Therapeutics Corp.[a,b]	1,723	208,293
Vertex Pharmaceuticals Inc.[a]	1,723	212,963

		2,838,105
BUILDING PRODUCTS — 0.95%
Allegion PLC	2,566	201,765
AO Smith Corp.	3,741	205,269
Fortune Brands Home & Security Inc.	3,234	204,065
Johnson Controls International PLC	4,836	201,951
Lennox International Inc.	1,159	205,259
Masco Corp.	5,503	204,987

		1,223,296
CAPITAL MARKETS — 3.78%
Affiliated Managers Group Inc.	1,324	203,697
Ameriprise Financial Inc.	1,663	200,874
Bank of New York Mellon Corp. (The)	4,312	203,181
BlackRock Inc.[c]	502	205,438
CBOE Holdings Inc.	2,368	204,524
Charles Schwab Corp. (The)	5,184	200,880
CME Group Inc.	1,727	202,560
E*TRADE Financial Corp.[a]	5,805	200,911
Eaton Vance Corp. NVS	4,293	199,925
Franklin Resources Inc.	4,899	204,729
Goldman Sachs Group Inc. (The)	918	193,937
Intercontinental Exchange Inc.	3,380	203,442
Invesco Ltd.	6,394	202,690
Moody’s Corp.	1,753	207,643
Morgan Stanley	4,792	200,018
MSCI Inc.	2,024	205,902
Nasdaq Inc.	2,990	202,274
Northern Trust Corp.	2,314	202,336
Raymond James Financial Inc.	2,774	200,477
S&P Global Inc.	1,452	207,360
SEI Investments Co.	4,077	204,217
State Street Corp.	2,487	202,591
T Rowe Price Group Inc.	2,927	206,178
TD Ameritrade Holding Corp.	5,362	200,324

		4,866,108
CHEMICALS — 2.85%
Air Products & Chemicals Inc.	1,415	203,845
Albemarle Corp.	1,811	205,730
Axalta Coating Systems Ltd.[a]	6,480	202,824

Security	Shares	Value
Celanese Corp. Series A	2,340	$202,527
CF Industries Holdings Inc.	7,273	195,644
Dow Chemical Co. (The)	3,368	208,681
Eastman Chemical Co.	2,565	205,482
Ecolab Inc.	1,565	207,894
EI du Pont de Nemours & Co.	2,640	208,349
FMC Corp.	2,707	204,026
International Flavors & Fragrances Inc.	1,476	203,526
LyondellBasell Industries NV Class A	2,532	203,877
Monsanto Co.	1,750	205,485
Mosaic Co. (The)	8,922	201,905
PPG Industries Inc.	1,911	203,254
Praxair Inc.	1,548	204,785
Sherwin-Williams Co. (The)	611	202,711
WR Grace & Co.	2,823	202,381

		3,672,926
COMMERCIAL SERVICES & SUPPLIES — 0.95%
Cintas Corp.	1,624	204,429
Republic Services Inc.	3,251	206,796
Rollins Inc.	4,724	203,463
Stericycle Inc.[a]	2,451	200,418
Waste Connections Inc.	2,178	207,237
Waste Management Inc.	2,849	207,720

		1,230,063
COMMUNICATIONS EQUIPMENT — 1.27%
Arista Networks Inc.[a]	1,380	203,385
Cisco Systems Inc.	6,498	204,882
CommScope Holding Co. Inc.[a]	5,500	203,445
F5 Networks Inc.[a]	1,601	205,136
Harris Corp.	1,836	205,926
Juniper Networks Inc.	6,940	203,550
Motorola Solutions Inc.	2,483	207,504
Palo Alto Networks Inc.[a,b]	1,737	205,991

		1,639,819
CONSTRUCTION & ENGINEERING — 0.31%
Fluor Corp.	4,509	202,274
Jacobs Engineering Group Inc.	3,877	203,232

		405,506
CONSTRUCTION MATERIALS — 0.31%
Martin Marietta Materials Inc.	890	199,449
Vulcan Materials Co.	1,596	198,941

		398,390

220

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI USA EQUAL WEIGHTED ETF

May 31, 2017

Security	Shares	Value
CONSUMER FINANCE — 0.94%
Ally Financial Inc.	10,690	$198,193
American Express Co.	2,633	202,583
Capital One Financial Corp.	2,569	197,607
Discover Financial Services	3,460	203,102
Navient Corp.	14,198	204,877
Synchrony Financial	7,503	201,456

		1,207,818
CONTAINERS & PACKAGING — 1.11%
Avery Dennison Corp.	2,437	205,342
Ball Corp.	5,007	204,786
Crown Holdings Inc.[a]	3,569	206,074
International Paper Co.	3,909	206,708
Packaging Corp. of America	2,003	204,627
Sealed Air Corp.	4,620	205,220
WestRock Co.	3,695	201,082

		1,433,839
DISTRIBUTORS — 0.32%
Genuine Parts Co.	2,232	206,728
LKQ Corp.[a]	6,484	204,181

		410,909
DIVERSIFIED CONSUMER SERVICES — 0.16%
H&R Block Inc.	7,839	208,047

		208,047
DIVERSIFIED FINANCIAL SERVICES — 0.47%
Berkshire Hathaway Inc. Class Ba	1,236	204,286
Leucadia National Corp.	8,271	201,730
Voya Financial Inc.	5,874	200,773

		606,789
DIVERSIFIED TELECOMMUNICATION SERVICES — 0.80%
AT&T Inc.	5,344	205,904
CenturyLink Inc.	8,195	204,465
Level 3 Communications Inc.[a]	3,417	203,380
Verizon Communications Inc.	4,508	210,253
Zayo Group Holdings Inc.[a,b]	6,371	204,892

		1,028,894
ELECTRIC UTILITIES — 2.56%
Alliant Energy Corp.	4,915	203,825
American Electric Power Co. Inc.	2,880	206,726
Duke Energy Corp.	2,395	205,204
Edison International	2,555	208,411
Entergy Corp.	2,624	207,453
Eversource Energy	3,297	204,645
Exelon Corp.	5,670	205,878

Security	Shares	Value
FirstEnergy Corp.	7,079	$206,990
NextEra Energy Inc.	1,452	205,371
OGE Energy Corp.	5,791	206,333
PG&E Corp.	3,030	207,191
Pinnacle West Capital Corp.	2,336	206,386
PPL Corp.	5,110	203,940
Southern Co. (The)	4,046	204,768
Westar Energy Inc.	3,868	204,811
Xcel Energy Inc.	4,323	207,115

		3,295,047
ELECTRICAL EQUIPMENT — 0.94%
Acuity Brands Inc.	1,226	199,727
AMETEK Inc.	3,344	204,051
Eaton Corp. PLC	2,643	204,515
Emerson Electric Co.	3,448	203,846
Rockwell Automation Inc.	1,283	203,638
Sensata Technologies Holding NVa,b	4,976	201,180

		1,216,957
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 1.43%
Amphenol Corp. Class A	2,740	204,404
Arrow Electronics Inc.[a]	2,717	205,378
Avnet Inc.	5,543	203,317
CDW Corp./DE	3,443	207,200
Corning Inc.	6,895	200,645
Flex Ltd.[a,b]	11,926	205,843
FLIR Systems Inc.	5,534	209,683
TE Connectivity Ltd.	2,614	206,114
Trimble Inc.[a]	5,708	205,716

		1,848,300
ENERGY EQUIPMENT & SERVICES — 1.26%
Baker Hughes Inc.	3,718	205,048
Core Laboratories NV	2,041	208,672
Halliburton Co.	4,490	202,903
Helmerich & Payne Inc.	3,798	200,003
National Oilwell Varco Inc.	6,267	204,743
Schlumberger Ltd.	2,944	204,873
TechnipFMC PLC[a]	6,954	201,318
Weatherford International PLC[a,b]	40,137	192,657

		1,620,217
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) — 5.79%
Alexandria Real Estate Equities Inc.	1,742	203,256
American Tower Corp.	1,556	204,132

221

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI USA EQUAL WEIGHTED ETF

May 31, 2017

Security	Shares	Value
AvalonBay Communities Inc.	1,061	$202,906
Boston Properties Inc.	1,675	203,211
Brixmor Property Group Inc.	10,902	196,672
Camden Property Trust	2,431	202,527
Colony NorthStar Inc. Class A	14,464	204,376
Crown Castle International Corp.	1,984	201,674
Digital Realty Trust Inc.	1,717	202,932
Duke Realty Corp.	7,077	202,897
Equinix Inc.	459	202,423
Equity Residential	3,140	204,383
Essex Property Trust Inc.	797	204,765
Extra Space Storage Inc.	2,585	200,260
Federal Realty Investment Trust	1,603	196,752
GGP Inc.	8,625	192,165
HCP Inc.	6,464	202,582
Host Hotels & Resorts Inc.	11,314	203,539
Iron Mountain Inc.	5,812	202,955
Kimco Realty Corp.	11,128	195,185
Liberty Property Trust	4,933	202,697
Macerich Co. (The)	3,395	194,907
Mid-America Apartment Communities Inc.	2,023	206,225
National Retail Properties Inc.	5,349	205,241
Prologis Inc.	3,655	202,999
Public Storage	941	202,644
Realty Income Corp.	3,697	203,076
Regency Centers Corp.	3,270	199,012
SBA Communications Corp.[a]	1,507	208,237
Simon Property Group Inc.	1,269	195,743
SL Green Realty Corp.	1,990	201,050
UDR Inc.	5,334	205,946
Ventas Inc.	3,038	201,997
VEREIT Inc.	24,438	202,102
Vornado Realty Trust	2,198	202,656
Welltower Inc.	2,787	202,169
Weyerhaeuser Co.	6,159	203,001

		7,469,294
FOOD & STAPLES RETAILING — 1.12%
Costco Wholesale Corp.	1,169	210,923
CVS Health Corp.	2,690	206,673
Kroger Co. (The)	6,987	208,073
Sysco Corp.	3,764	205,364
Wal-Mart Stores Inc.	2,608	204,989
Walgreens Boots Alliance Inc.	2,525	204,575
Whole Foods Market Inc.	5,784	202,382

		1,442,979

Security	Shares	Value
FOOD PRODUCTS — 2.36%
Archer-Daniels-Midland Co.	4,793	$199,293
Bunge Ltd.	2,450	195,927
Campbell Soup Co.	3,487	201,026
Conagra Brands Inc.	5,263	202,836
General Mills Inc.	3,594	203,924
Hershey Co. (The)	1,772	204,258
Hormel Foods Corp.	6,167	207,396
Ingredion Inc.	1,752	199,886
JM Smucker Co. (The)	1,593	203,665
Kellogg Co.	2,811	201,268
Kraft Heinz Co. (The)	2,197	202,563
McCormick & Co. Inc./MD NVS	1,961	204,238
Mead Johnson Nutrition Co.	2,286	204,414
Mondelez International Inc. Class A	4,390	204,530
Tyson Foods Inc. Class A	3,516	201,607

		3,036,831
GAS UTILITIES — 0.32%
Atmos Energy Corp.	2,458	204,776
UGI Corp.	4,010	205,232

		410,008
HEALTH CARE EQUIPMENT & SUPPLIES — 3.18%
Abbott Laboratories	4,639	211,817
Align Technology Inc.[a]	1,442	209,379
Baxter International Inc.	3,448	204,501
Becton Dickinson and Co.	1,092	206,639
Boston Scientific Corp.[a]	7,495	202,590
Cooper Companies Inc. (The)[b]	934	204,313
CR Bard Inc.	661	203,211
Danaher Corp.	2,412	204,875
DENTSPLY SIRONA Inc.	3,239	205,741
DexCom Inc.[a,b]	2,954	197,445
Edwards Lifesciences Corp.[a]	1,786	205,515
Hologic Inc.[a]	4,687	202,994
IDEXX Laboratories Inc.[a]	1,218	205,099
Intuitive Surgical Inc.[a]	225	205,803
Medtronic PLC	2,387	201,176
ResMed Inc.	2,916	207,328
Stryker Corp.	1,450	207,292
Teleflex Inc.	1,013	202,620
Varian Medical Systems Inc.[a,b]	2,090	206,952
Zimmer Biomet Holdings Inc.	1,709	203,730

		4,099,020

222

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI USA EQUAL WEIGHTED ETF

May 31, 2017

Security	Shares	Value
HEALTH CARE PROVIDERS & SERVICES — 3.14%
Aetna Inc.	1,404	$203,383
AmerisourceBergen Corp.	2,238	205,381
Anthem Inc.	1,124	204,961
Cardinal Health Inc.	2,782	206,675
Centene Corp.[a]	2,715	197,190
Cigna Corp.	1,264	203,795
DaVita Inc.[a]	3,083	204,280
Envision Healthcare Corp.[a]	3,639	198,726
Express Scripts Holding Co.[a]	3,393	202,732
HCA Healthcare Inc.[a]	2,458	201,335
Henry Schein Inc.[a]	1,114	204,943
Humana Inc.	878	203,924
Laboratory Corp. of America Holdings[a]	1,438	199,882
McKesson Corp.	1,256	204,841
MEDNAX Inc.[a]	3,689	200,313
Patterson Companies Inc.	4,566	201,635
Quest Diagnostics Inc.	1,889	205,466
UnitedHealth Group Inc.	1,147	200,931
Universal Health Services Inc. Class B	1,738	197,541
VCA Inc.[a]	2,223	204,805

		4,052,739
HEALTH CARE TECHNOLOGY — 0.32%
Cerner Corp.[a]	3,132	204,676
Veeva Systems Inc. Class Aa	3,308	210,191

		414,867
HOTELS, RESTAURANTS & LEISURE — 2.73%
Aramark	5,516	205,526
Carnival Corp.	3,255	208,548
Chipotle Mexican Grill Inc.[a]	424	202,396
Darden Restaurants Inc.	2,319	206,229
Domino’s Pizza Inc.	982	207,909
Hilton Worldwide Holdings Inc.	3,137	208,516
Las Vegas Sands Corp.	3,525	208,433
Marriott International Inc./MD Class A	1,914	206,042
McDonald’s Corp.	1,364	205,814
MGM Resorts International	6,465	205,070
Norwegian Cruise Line Holdings Ltd.[a]	4,023	201,029
Royal Caribbean Cruises Ltd.	1,853	204,164
Starbucks Corp.	3,248	206,605
Vail Resorts Inc.	992	212,189

Security	Shares	Value
Wyndham Worldwide Corp.	2,061	$208,140
Wynn Resorts Ltd.	1,641	211,197
Yum! Brands Inc.	2,832	205,717

		3,513,524
HOUSEHOLD DURABLES — 1.58%
DR Horton Inc.	6,150	201,044
Garmin Ltd.	3,915	203,737
Leggett & Platt Inc.	3,912	203,502
Lennar Corp. Class A	3,949	202,623
Mohawk Industries Inc.[a]	862	206,277
Newell Brands Inc.	3,834	203,010
NVR Inc.[a]	89	203,132
PulteGroup Inc.	8,926	202,352
Toll Brothers Inc.	5,411	199,720
Whirlpool Corp.	1,132	210,031

		2,035,428
HOUSEHOLD PRODUCTS — 0.96%
Church & Dwight Co. Inc.	3,990	206,123
Clorox Co. (The)	1,516	205,767
Colgate-Palmolive Co.	2,711	207,012
Kimberly-Clark Corp.	1,576	204,454
Procter & Gamble Co. (The)	2,352	207,188
Spectrum Brands Holdings Inc.	1,539	206,919

		1,237,463
INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS — 0.16%
AES Corp./VA	17,343	202,566

		202,566
INDUSTRIAL CONGLOMERATES — 0.64%
3M Co.	1,022	208,968
General Electric Co.	7,432	203,488
Honeywell International Inc.	1,527	203,076
Roper Technologies Inc.	901	204,707

		820,239
INSURANCE — 4.92%
Aflac Inc.	2,729	205,712
Alleghany Corp.[a]	219	128,627
Allstate Corp. (The)	2,368	204,453
American Financial Group Inc./OH	2,068	206,490
American International Group Inc.	3,233	205,716
Aon PLC	1,567	205,136
Arch Capital Group Ltd.[a]	2,149	208,990
Arthur J Gallagher & Co.	3,550	201,392
Assurant Inc.	2,030	198,899

223

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI USA EQUAL WEIGHTED ETF

May 31, 2017

Security	Shares	Value
Athene Holding Ltd. Class Aa	4,126	$203,329
Axis Capital Holdings Ltd.	3,130	205,265
Chubb Ltd.	1,431	204,905
Cincinnati Financial Corp.	2,900	203,232
Everest Re Group Ltd.	688	175,199
FNF Group	4,881	207,979
Hartford Financial Services Group Inc. (The)	4,109	202,944
Lincoln National Corp.	3,117	202,543
Loews Corp.	4,378	206,467
Markel Corp.[a]	206	201,314
Marsh & McLennan Companies Inc.	2,670	207,085
MetLife Inc.	3,983	201,500
Principal Financial Group Inc.	3,254	204,709
Progressive Corp. (The)	4,833	205,064
Prudential Financial Inc.	1,927	202,046
Reinsurance Group of America Inc.	1,630	202,951
RenaissanceRe Holdings Ltd.	759	108,431
Torchmark Corp.	2,701	203,926
Travelers Companies Inc. (The)	1,648	205,753
Unum Group	4,491	202,005
Willis Towers Watson PLC	1,411	206,895
WR Berkley Corp.	2,984	205,866
XL Group Ltd.	4,712	205,867

		6,340,690
INTERNET & DIRECT MARKETING RETAIL — 0.94%
Amazon.com Inc.[a]	205	203,897
Expedia Inc.	1,401	201,436
Liberty Interactive Corp. QVC Group Series Aa	8,613	202,061
Netflix Inc.[a]	1,253	204,326
Priceline Group Inc. (The)[a]	110	206,480
TripAdvisor Inc.[a]	5,131	197,595

		1,215,795
INTERNET SOFTWARE & SERVICES — 1.57%
Akamai Technologies Inc.[a]	4,251	200,435
Alphabet Inc. Class Aa	101	99,696
Alphabet Inc. Class Ca	107	103,240
CoStar Group Inc.[a]	786	205,594
eBay Inc.[a]	5,800	198,940
Facebook Inc. Class Aa	1,342	203,259
MercadoLibre Inc.[b]	698	192,027
Twitter Inc.[a]	11,382	208,518
VeriSign Inc.[a,b]	2,253	203,130
Yahoo! Inc.[a]	4,037	203,142

Security	Shares	Value
Zillow Group Inc. Class Ca,b	4,726	$205,676

		2,023,657
IT SERVICES — 3.66%
Accenture PLC Class A	1,659	206,496
Alliance Data Systems Corp.	832	200,620
Automatic Data Processing Inc.	2,019	206,685
Broadridge Financial Solutions Inc.	2,696	204,599
Cognizant Technology Solutions Corp. Class A	3,054	204,343
DXC Technology Co.[a]	2,597	201,319
Fidelity National Information Services Inc.	2,393	205,487
First Data Corp. Class Aa,b	12,256	209,945
Fiserv Inc.[a]	1,640	205,459
FleetCor Technologies Inc.[a]	1,448	208,932
Gartner Inc.[a]	1,733	207,267
Global Payments Inc.	2,212	202,641
International Business Machines Corp.	1,331	203,151
Jack Henry & Associates Inc.	1,943	206,366
Leidos Holdings Inc.	3,706	205,905
MasterCard Inc. Class A	1,676	205,947
Paychex Inc.	3,456	204,699
PayPal Holdings Inc.[a]	4,011	209,414
Sabre Corp.	8,895	199,515
Total System Services Inc.	3,425	203,959
Vantiv Inc. Class Aa	3,241	203,276
Visa Inc. Class A	2,150	204,745
Western Union Co. (The)	10,581	201,251

		4,712,021
LEISURE PRODUCTS — 0.48%
Hasbro Inc.	1,961	206,415
Mattel Inc.	9,211	211,024
Polaris Industries Inc.[b]	2,407	201,225

		618,664
LIFE SCIENCES TOOLS & SERVICES — 0.96%
Agilent Technologies Inc.	3,445	207,871
Illumina Inc.[a]	1,175	208,398
Mettler-Toledo International Inc.[a]	354	206,315
Quintiles IMS Holdings Inc.[a]	2,412	208,493
Thermo Fisher Scientific Inc.	1,181	204,065
Waters Corp.[a]	1,143	205,306

		1,240,448

224

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI USA EQUAL WEIGHTED ETF

May 31, 2017

Security	Shares	Value
MACHINERY — 3.02%
AGCO Corp.	3,205	$205,216
Caterpillar Inc.	1,945	205,061
Cummins Inc.	1,311	206,745
Deere & Co.	1,668	204,263
Dover Corp.	2,482	204,889
Flowserve Corp.	4,269	207,046
Fortive Corp.	3,210	200,465
IDEX Corp.	1,894	205,442
Illinois Tool Works Inc.	1,454	205,334
Ingersoll-Rand PLC	2,283	204,557
Middleby Corp. (The)[a]	1,590	204,092
PACCAR Inc.	3,259	205,187
Parker-Hannifin Corp.	1,282	201,877
Pentair PLC	3,069	203,229
Snap-on Inc.	1,273	205,793
Stanley Black & Decker Inc.	1,498	206,185
WABCO Holdings Inc.[a]	1,706	207,825
Wabtec Corp./DEb	2,487	203,312
Xylem Inc./NY	3,919	204,337

		3,890,855
MEDIA — 2.88%
CBS Corp. Class B NVS	3,310	202,274
Charter Communications Inc. Class Aa	611	211,131
Comcast Corp. Class A	5,064	211,118
Discovery Communications Inc. Class Aa	3,342	88,563
Discovery Communications Inc. Class C NVS[a]	4,767	123,132
DISH Network Corp. Class Aa	3,197	203,873
Interpublic Group of Companies Inc. (The)	8,271	206,196
Liberty Broadband Corp. Class Ca	2,347	209,282
Liberty Global PLC Series Aa	1,948	59,570
Liberty Global PLC Series C NVS[a]	4,828	143,488
Liberty Media Corp.-Liberty SiriusXM Class Aa	1,727	71,964
Liberty Media Corp.-Liberty SiriusXM Class Ca	3,332	138,844
News Corp. Class A	15,529	207,778
Omnicom Group Inc.	2,439	204,193
Scripps Networks Interactive Inc. Class A	3,039	201,243
Sirius XM Holdings Inc.[b]	40,049	210,257

Security	Shares	Value
TEGNA Inc.	8,617	$204,568
Time Warner Inc.	2,052	204,153
Twenty-First Century Fox Inc. Class A	5,285	143,329
Twenty-First Century Fox Inc. Class B	2,215	59,584
Viacom Inc. Class B NVS	5,850	203,521
Walt Disney Co. (The)	1,901	205,194

		3,713,255
METALS & MINING — 0.63%
Freeport-McMoRan Inc.[a]	17,462	200,638
Newmont Mining Corp.	6,111	208,691
Nucor Corp.	3,493	202,943
Steel Dynamics Inc.	5,920	201,221

		813,493
MORTGAGE REAL ESTATE INVESTMENT — 0.32%
AGNC Investment Corp.	9,889	205,592
Annaly Capital Management Inc.	17,329	207,602

		413,194
MULTI-UTILITIES — 1.76%
Ameren Corp.	3,645	206,854
CenterPoint Energy Inc.	7,250	207,422
CMS Energy Corp.	4,309	204,290
Consolidated Edison Inc.	2,490	206,147
Dominion Energy Inc.	2,523	203,783
DTE Energy Co.	1,871	204,912
NiSource Inc.	8,003	208,638
Public Service Enterprise Group Inc.	4,587	206,002
SCANA Corp.	3,005	204,941
Sempra Energy	1,780	207,352
WEC Energy Group Inc.	3,270	205,225

		2,265,566
MULTILINE RETAIL — 0.95%
Dollar General Corp.	2,819	206,886
Dollar Tree Inc.[a]	2,592	201,398
Kohl’s Corp.	5,256	201,988
Macy’s Inc.	8,745	205,508
Nordstrom Inc.	4,887	204,277
Target Corp.	3,769	207,860

		1,227,917
OIL, GAS & CONSUMABLE FUELS — 5.26%
Anadarko Petroleum Corp.	3,923	198,229
Antero Resources Corp.[a]	9,632	198,130
Apache Corp.	4,282	200,226

225

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI USA EQUAL WEIGHTED ETF

May 31, 2017

Security	Shares	Value
Cabot Oil & Gas Corp.	8,941	$198,401
Cheniere Energy Inc.[a]	4,059	197,755
Chevron Corp.	1,940	200,751
Cimarex Energy Co.	1,841	198,018
Concho Resources Inc.[a,b]	1,590	201,580
ConocoPhillips	4,534	202,625
Continental Resources Inc./OKa	5,094	191,534
Devon Energy Corp.	5,718	194,298
Diamondback Energy Inc.[a]	2,050	190,158
EOG Resources Inc.	2,240	202,294
EQT Corp.	3,621	200,133
Exxon Mobil Corp.	2,494	200,767
Hess Corp.	4,274	196,134
HollyFrontier Corp.	8,009	191,415
Kinder Morgan Inc./DE	10,520	197,355
Marathon Oil Corp.	15,134	197,045
Marathon Petroleum Corp.	3,895	202,696
Murphy Oil Corp.	8,123	198,282
Newfield Exploration Co.[a]	6,259	203,292
Noble Energy Inc.	6,872	197,158
Occidental Petroleum Corp.	3,365	198,300
ONEOK Inc.	3,954	196,435
Parsley Energy Inc. Class Aa	6,668	197,706
Phillips 66	2,649	201,615
Pioneer Natural Resources Co.	1,212	202,234
Plains GP Holdings LP Class A	7,484	199,598
Range Resources Corp.	8,588	198,039
Targa Resources Corp.	4,928	226,343
Tesoro Corp.	2,426	201,940
Valero Energy Corp.	3,233	198,733
Williams Companies Inc. (The)	6,828	195,281

		6,774,500
PERSONAL PRODUCTS — 0.32%
Coty Inc. Class A	10,950	207,393
Estee Lauder Companies Inc. (The) Class A	2,183	205,508

		412,901
PHARMACEUTICALS — 1.74%
Allergan PLC	909	203,389
Bristol-Myers Squibb Co.	3,749	202,258
Eli Lilly & Co.	2,608	207,518
Jazz Pharmaceuticals PLC[a]	1,341	195,196
Johnson & Johnson	1,599	205,072
Mallinckrodt PLC[a]	4,982	214,874
Merck & Co. Inc.	3,135	204,120

Security	Shares	Value
Mylan NVa	5,119	$199,539
Perrigo Co. PLC	2,765	201,430
Pfizer Inc.	6,352	207,393
Zoetis Inc.	3,258	202,908

		2,243,697
PROFESSIONAL SERVICES — 0.95%
Equifax Inc.	1,487	203,422
IHS Markit Ltd.[a]	4,442	203,666
ManpowerGroup Inc.	1,996	203,332
Nielsen Holdings PLC	5,320	204,714
Robert Half International Inc.	4,419	205,439
Verisk Analytics Inc. Class Aa	2,523	204,085

		1,224,658
REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.32%
CBRE Group Inc. Class Aa	5,938	207,117
Jones Lang LaSalle Inc.	1,785	206,114

		413,231
ROAD & RAIL — 0.97%
AMERCO	577	213,057
CSX Corp.	3,798	205,738
JB Hunt Transport Services Inc.	2,399	204,827
Kansas City Southern	2,191	208,583
Norfolk Southern Corp.	1,706	211,595
Union Pacific Corp.	1,862	205,379

		1,249,179
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 2.73%
Advanced Micro Devices Inc.[a,b]	18,606	208,201
Analog Devices Inc.	2,481	212,771
Applied Materials Inc.	4,537	208,158
Broadcom Ltd.	848	203,079
Intel Corp.	5,634	203,444
KLA-Tencor Corp.	1,948	202,592
Lam Research Corp.	1,325	205,600
Marvell Technology Group Ltd.	12,059	207,897
Maxim Integrated Products Inc.	4,279	204,536
Microchip Technology Inc.	2,498	208,083
Micron Technology Inc.[a]	6,941	213,575
NVIDIA Corp.	1,475	212,916
Qorvo Inc.[a,b]	2,592	202,046
QUALCOMM Inc.	3,495	200,159
Skyworks Solutions Inc.	1,923	204,665
Texas Instruments Inc.	2,528	208,535
Xilinx Inc.	3,123	208,335

		3,514,592

226

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI USA EQUAL WEIGHTED ETF

May 31, 2017

Security	Shares	Value
SOFTWARE — 3.79%
Activision Blizzard Inc.	3,443	$201,691
Adobe Systems Inc.[a]	1,430	202,860
ANSYS Inc.[a]	1,618	204,402
Autodesk Inc.[a,b]	1,794	200,515
CA Inc.	6,398	203,264
Cadence Design Systems Inc.[a]	5,877	206,518
CDK Global Inc.	3,332	204,785
Citrix Systems Inc.[a]	2,452	202,388
Dell Technologies Inc. Class Va	2,975	206,435
Electronic Arts Inc.[a]	1,795	203,427
Fortinet Inc.[a]	5,153	202,719
Intuit Inc.	1,476	207,585
Microsoft Corp.	2,934	204,911
Nuance Communications Inc.[a]	10,833	200,519
Oracle Corp.	4,519	205,117
Red Hat Inc.[a]	2,297	205,742
salesforce.com Inc.[a]	2,234	200,256
ServiceNow Inc.[a]	1,951	204,172
Splunk Inc.[a]	3,039	186,108
SS&C Technologies Holdings Inc.	5,420	203,684
Symantec Corp.	6,822	206,775
Synopsys Inc.[a]	2,773	207,615
VMware Inc. Class Aa,b	2,107	204,695
Workday Inc. Class Aa	2,029	202,859

		4,879,042
SPECIALTY RETAIL — 3.16%
Advance Auto Parts Inc.	1,545	206,458
AutoNation Inc.[a,b]	5,252	207,559
AutoZone Inc.[a]	336	203,589
Bed Bath & Beyond Inc.	5,875	202,159
Best Buy Co. Inc.	3,335	198,066
CarMax Inc.[a,b]	3,152	198,040
Dick’s Sporting Goods Inc.	4,865	200,097
Foot Locker Inc.	3,424	203,420
Gap Inc. (The)	9,277	208,732
Home Depot Inc. (The)	1,306	200,484
L Brands Inc.	4,056	209,290
Lowe’s Companies Inc.	2,507	197,476
O’Reilly Automotive Inc.[a]	838	202,863
Ross Stores Inc.	3,243	207,293
Signet Jewelers Ltd.	4,062	195,382
Staples Inc.	22,550	204,754
Tiffany & Co.	2,376	206,617
TJX Companies Inc. (The)	2,717	204,346

Security	Shares	Value
Tractor Supply Co.	3,757	$207,198
Ulta Salon Cosmetics & Fragrance Inc.[a]	696	212,169

		4,075,992
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 1.11%
Apple Inc.	1,328	202,865
Hewlett Packard Enterprise Co.	10,844	203,976
HP Inc.	11,121	208,630
NetApp Inc.	4,988	201,964
Seagate Technology PLC	4,739	206,478
Western Digital Corp.	2,284	205,697
Xerox Corp.	29,227	206,635

		1,436,245
TEXTILES, APPAREL & LUXURY GOODS — 1.42%
Coach Inc.	4,434	204,895
Hanesbrands Inc.	10,064	207,821
lululemon athletica Inc.[a]	4,196	202,541
Michael Kors Holdings Ltd.[a]	5,578	185,078
NIKE Inc. Class B	3,902	206,767
PVH Corp.	1,906	201,941
Ralph Lauren Corp.	3,065	207,807
Under Armour Inc. Class Aa,b	5,411	103,675
Under Armour Inc. Class Ca	5,512	98,279
VF Corp.	3,849	207,076

		1,825,880
THRIFTS & MORTGAGE FINANCE — 0.16%
New York Community Bancorp. Inc.	15,764	203,671

		203,671
TOBACCO — 0.48%
Altria Group Inc.	2,750	207,460
Philip Morris International Inc.	1,710	204,858
Reynolds American Inc.	3,054	205,381

		617,699
TRADING COMPANIES & DISTRIBUTORS — 0.62%
Fastenal Co.	4,719	203,719
HD Supply Holdings Inc.[a]	4,944	199,491
United Rentals Inc.[a]	1,834	199,411
WW Grainger Inc.	1,158	199,500

		802,121
TRANSPORTATION INFRASTRUCTURE — 0.16%
Macquarie Infrastructure Corp.	2,605	202,930

		202,930

227

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI USA EQUAL WEIGHTED ETF

May 31, 2017

Security	Shares	Value
WATER UTILITIES — 0.16%
American Water Works Co. Inc.	2,623	$205,066

		205,066
WIRELESS TELECOMMUNICATION SERVICES — 0.32%
Sprint Corp.[a,b]	24,525	208,217
T-Mobile U.S. Inc.[a]	3,010	202,934

		411,151

TOTAL COMMON STOCKS
(Cost: $117,219,476)		128,639,616

SHORT-TERM INVESTMENTS — 3.97%

MONEY MARKET FUNDS — 3.97%
BlackRock Cash Funds: Institutional, SL Agency Shares
1.16%[d,e,f]	4,986,141	4,988,634
BlackRock Cash Funds: Treasury, SL Agency Shares
0.73%[d,e]	128,001	128,001

		5,116,635

TOTAL SHORT-TERM INVESTMENTS
(Cost: $5,115,143)		5,116,635

Value
TOTAL INVESTMENTS IN SECURITIES — 103.78%
(Cost: $122,334,619)[g]	$133,756,251
Other Assets, Less Liabilities — (3.78)%	(4,869,842)

NET ASSETS — 100.00%	$128,886,409

NVS  —  Non-Voting Shares

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan.
[c]	Affiliated issuer. See Schedule 1.
[d]	Affiliated money market fund.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.
[f]	All or a portion of this security represents an investment of securities lending collateral.
[g]	The cost of investments for federal income tax purposes was $123,005,669. Net unrealized appreciation was $10,750,582, of which $15,361,447 represented gross unrealized appreciation on securities and $4,610,865 represented gross unrealized depreciation on securities.

Schedule 1 — Affiliates

Investments in issuers considered to be affiliates of the Fund (excluding affiliated money market funds) during the nine months ended May 31, 2017, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

Affiliated issuer	Shares held at beginning of period	Shares purchased	Shares sold	Shares held at end of period	Value at end of period	Dividend income	Net realized gain (loss)
BlackRock Inc.	326	244	(68)	502	$205,438	$2,189	$3,550
PNC Financial Services Group Inc. (The)	1,397	929	(648)	1,678	199,178	2,490	10,073

					$404,616	$4,679	$13,623

228

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI USA EQUAL WEIGHTED ETF

May 31, 2017

Schedule 2 — Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of May 31, 2017. The breakdown of the Fund’s investments into major categories is disclosed in the schedule of investments above.

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common stocks	$128,639,616	$—	$—	$128,639,616
Money market funds	5,116,635	—	—	5,116,635

Total	$133,756,251	$—	$—	$133,756,251

229

Schedule of Investments (Unaudited)

iSHARES® MSCI WORLD ETF

May 31, 2017

Security	Shares	Value
COMMON STOCKS — 99.33%

AUSTRALIA — 2.55%
AGL Energy Ltd.	12,152	$238,377
Amcor Ltd./Australia	19,592	223,738
AMP Ltd.	42,160	158,499
APA Group	19,482	138,942
ASX Ltd.	3,723	141,683
Aurizon Holdings Ltd.	33,046	135,306
Australia & New Zealand Banking Group Ltd.	36,766	766,646
Bendigo & Adelaide Bank Ltd.	10,354	86,870
BHP Billiton Ltd.	43,276	769,982
Brambles Ltd.	23,126	178,531
Cochlear Ltd.	1,674	182,682
Commonwealth Bank of Australia	21,903	1,298,748
Computershare Ltd.	8,866	95,110
Crown Resorts Ltd.	7,130	68,738
CSL Ltd.	6,510	626,587
Dexus	22,085	170,824
Fortescue Metals Group Ltd.	20,274	73,201
Goodman Group	31,620	200,086
GPT Group (The)	41,168	160,593
Incitec Pivot Ltd.	37,882	96,448
Insurance Australia Group Ltd.	37,138	175,837
James Hardie Industries PLC	9,184	133,869
LendLease Group	13,082	159,036
Macquarie Group Ltd.	4,412	294,456
Medibank Pvt Ltd.	46,378	94,947
Mirvac Group	93,310	158,379
National Australia Bank Ltd.	33,914	760,448
Newcrest Mining Ltd.	12,214	192,220
Oil Search Ltd.	21,846	115,632
Orica Ltd.	7,130	104,460
Origin Energy Ltd.[a]	29,574	169,526
QBE Insurance Group Ltd.	19,778	189,936
Ramsay Health Care Ltd.	2,542	130,442
Rio Tinto Ltd.	5,766	269,612
Santos Ltd.[a]	26,673	66,719
Scentre Group	89,797	284,778
Sonic Healthcare Ltd.	8,432	145,380
South32 Ltd.	83,952	164,995
Stockland	53,326	187,377
Suncorp Group Ltd.	16,695	172,012
Sydney Airport	16,308	90,325
Tatts Group Ltd.	30,628	95,764

Security	Shares	Value
Telstra Corp. Ltd.	53,405	$174,932
Transurban Group	29,778	273,112
Vicinity Centres	61,752	126,881
Wesfarmers Ltd.	14,384	457,239
Westfield Corp.	32,798	207,052
Westpac Banking Corp.	42,846	972,849
Woodside Petroleum Ltd.	10,292	246,329
Woolworths Ltd.	17,174	333,054

		12,759,189
AUSTRIA — 0.10%
Andritz AG	1,798	107,987
Erste Group Bank AG	5,084	184,658
OMV AG	3,534	184,413

		477,058
BELGIUM — 0.47%
Ageas	3,844	155,375
Anheuser-Busch InBev SA/NV	10,168	1,187,412
Colruyt SA	1,984	109,888
Groupe Bruxelles Lambert SA	1,054	102,510
KBC Group NV	3,735	281,317
Proximus SADP	2,418	86,996
Solvay SA	1,061	138,876
UCB SA	2,170	153,291
Umicore SA	2,294	152,094

		2,367,759
CANADA — 3.38%
Agnico Eagle Mines Ltd.	4,154	200,796
Agrium Inc.	1,860	171,885
Alimentation Couche-Tard Inc. Class Bb	5,952	275,325
ARC Resources Ltd.	6,262	78,211
Bank of Montreal	8,618	578,510
Bank of Nova Scotia (The)	15,562	878,164
Barrick Gold Corp.	17,918	296,356
BCE Inc.	2,232	101,148
BlackBerry Ltd.[a,b]	9,238	97,667
Brookfield Asset Management Inc. Class A	11,656	441,318
Cameco Corp.	8,122	74,864
Canadian Imperial Bank of Commerce	5,146	402,399
Canadian National Railway Co.	10,788	836,475
Canadian Natural Resources Ltd.	14,880	428,983
Canadian Pacific Railway Ltd.	2,108	333,547
Canadian Tire Corp. Ltd. Class A	1,178	134,100

230

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI WORLD ETF

May 31, 2017

Security	Shares	Value
Canadian Utilities Ltd. Class A	2,976	$90,071
Cenovus Energy Inc.	15,438	137,727
CGI Group Inc. Class Aa	3,720	184,444
CI Financial Corp.	4,588	91,203
Constellation Software Inc./Canada[b]	372	192,401
Crescent Point Energy Corp.	7,936	68,860
Enbridge Inc.	21,870	841,963
Encana Corp.	14,694	142,839
Fairfax Financial Holdings Ltd.	372	163,234
Finning International Inc.	4,402	83,758
First Quantum Minerals Ltd.	9,582	80,802
Fortis Inc./Canada	5,890	193,920
Franco-Nevada Corp.	2,914	217,617
George Weston Ltd.	1,550	140,128
Gildan Activewear Inc.	4,712	136,438
Goldcorp Inc.[b]	12,772	173,704
Great-West Lifeco Inc.	3,720	92,484
Husky Energy Inc.[a]	6,159	70,906
IGM Financial Inc.	1,798	52,421
Imperial Oil Ltd.	4,712	133,333
Intact Financial Corp.	2,294	157,576
Inter Pipeline Ltd.	6,216	123,105
Loblaw Companies Ltd.	3,472	196,259
Magna International Inc. Class A	5,394	241,486
Manulife Financial Corp.	26,040	449,776
Metro Inc.	5,952	199,355
National Bank of Canada	5,208	205,436
Onex Corp.[b]	2,108	153,242
Open Text Corp.	4,588	149,763
Pembina Pipeline Corp.	7,564	241,754
Potash Corp. of Saskatchewan Inc.	12,524	206,863
Power Corp. of Canada	5,084	108,478
Power Financial Corp.	3,596	85,833
PrairieSky Royalty Ltd.	4,526	97,644
Restaurant Brands International Inc.	3,286	201,072
RioCan REIT	4,960	92,906
Rogers Communications Inc. Class B	5,146	240,022
Royal Bank of Canada	18,972	1,311,480
Saputo Inc.	5,208	173,896
Shaw Communications Inc. Class B	5,586	119,354

Security	Shares	Value
SNC-Lavalin Group Inc.	2,914	$111,818
Sun Life Financial Inc.	7,750	254,470
Suncor Energy Inc.	22,392	700,921
Teck Resources Ltd. Class Bb	7,688	136,889
TELUS Corp.	1,396	47,481
Thomson Reuters Corp.	4,712	205,546
Toronto-Dominion Bank (The)	23,622	1,126,273
Tourmaline Oil Corp.[a]	3,658	73,149
TransCanada Corp.	11,904	552,676
Trisura Group Ltd.[a]	69	1,047
Valeant Pharmaceuticals International Inc.[a,b]	5,146	62,482
Vermilion Energy Inc.	2,728	85,372
Wheaton Precious Metals Corp.	8,060	164,697

		16,896,122
DENMARK — 0.68%
AP Moller – Maersk A/S Class A	124	225,288
Carlsberg A/S Class Bb	1,838	200,305
Coloplast A/S Class Bb	2,356	201,915
Danske Bank A/S	9,466	355,839
DSV A/S	4,659	283,868
Genmab A/Sa	896	191,364
Novo Nordisk A/S Class B	26,350	1,120,768
Novozymes A/S Class B	4,278	193,858
Pandora A/S	1,804	171,105
Vestas Wind Systems A/S	3,364	299,236
William Demant Holding A/Sa	6,572	172,547

		3,416,093
FINLAND — 0.38%
Elisa OYJ	3,038	118,441
Fortum OYJ	5,456	86,998
Kone OYJ Class B	5,208	258,326
Metso OYJ	3,374	114,884
Nokia OYJ	79,878	507,050
Sampo OYJ Class A	5,208	264,885
Stora Enso OYJ Class R	10,044	127,176
UPM-Kymmene OYJ	8,246	232,743
Wartsila OYJ Abp	3,472	206,340

		1,916,843
FRANCE — 3.87%
Accor SA	3,224	153,227
Air Liquide SA	5,105	622,852
Airbus SE	8,060	662,268
Alstom SAa	3,844	134,778
Atos SE	2,046	293,803

231

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI WORLD ETF

May 31, 2017

Security	Shares	Value
AXA SA	24,676	$658,741
BNP Paribas SA	14,819	1,046,830
Bollore SA	29,450	135,778
Bouygues SA	2,852	122,286
Bureau Veritas SA	5,085	116,677
Cap Gemini SA	2,356	244,162
Carrefour SA	7,812	204,198
Casino Guichard Perrachon SA	992	61,230
Christian Dior SE	868	248,116
Cie. de Saint-Gobain	6,448	360,907
Cie. Generale des Etablissements Michelin Class B	2,666	335,767
Credit Agricole SA	14,632	224,428
Danone SA	7,812	580,486
Dassault Systemes SE	2,356	217,615
Edenred	3,844	101,494
Engie SA	18,476	282,246
Essilor International SA	2,914	387,808
Eutelsat Communications SA	4,030	103,777
Groupe Eurotunnel SE Registered	11,718	138,160
Hermes International	443	219,163
Iliad SA	620	160,981
Ingenico Group SA	868	84,469
Kering	1,240	410,506
Klepierre	4,240	177,270
L’Oreal SA	3,224	690,455
Lagardere SCA	2,790	87,783
Legrand SA	3,906	268,062
LVMH Moet Hennessy Louis Vuitton SE	3,782	966,037
Orange SA	25,916	455,789
Pernod Ricard SA	3,100	421,451
Peugeot SA	7,378	145,605
Publicis Groupe SA	2,852	218,562
Renault SA	2,680	250,405
Safran SA	4,464	395,558
Sanofi	15,686	1,555,223
Schneider Electric SE	7,397	570,277
SCOR SE	2,728	107,505
SES SA	5,828	144,310
Societe BIC SA	620	75,819
Societe Generale SA	10,540	553,144
Sodexo SA	1,550	211,684
STMicroelectronics NV	13,571	224,102
Suez	5,022	91,711

Security	Shares	Value
Thales SA	1,984	$219,353
Total SA	29,512	1,568,714
Unibail-Rodamco SE	1,320	340,879
Valeo SA	3,906	272,191
Veolia Environnement SA	6,510	143,408
Vinci SA	6,634	579,861
Vivendi SA	15,128	328,406

		19,376,317
GERMANY — 3.37%
adidas AG	2,790	534,135
Allianz SE Registered	5,890	1,131,923
BASF SE	12,152	1,145,667
Bayer AG Registered	11,222	1,490,321
Bayerische Motoren Werke AG	4,526	423,903
Beiersdorf AG	2,693	289,504
Brenntag AG	3,348	193,889
Commerzbank AGa	19,407	204,876
Continental AG	1,506	335,312
Daimler AG Registered	12,108	879,694
Deutsche Bank AG Registered[b]	29,848	522,761
Deutsche Boerse AG	2,646	275,168
Deutsche Lufthansa AG Registered	3,458	67,252
Deutsche Post AG Registered	14,198	519,123
Deutsche Telekom AG Registered	42,099	839,107
E.ON SE	29,788	260,872
Fresenius Medical Care AG & Co. KGaA	3,410	326,550
Fresenius SE & Co. KGaA	5,828	499,449
GEA Group AGb	3,782	155,548
Hannover Rueck SE	1,240	147,804
HeidelbergCement AG	2,480	231,133
Henkel AG & Co. KGaA	1,922	238,931
Infineon Technologies AG	18,972	420,067
Lanxess AG	2,294	171,363
Linde AG	2,728	521,345
MAN SE	1,302	137,786
Merck KGaA	2,294	277,178
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen Registered	2,232	441,112
Osram Licht AG	1,985	152,165
ProSiebenSat.1 Media SE Registered	3,669	155,934
QIAGEN NVb	4,944	166,619

232

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI WORLD ETF

May 31, 2017

Security	Shares	Value
RWE AGa	7,316	$148,741
SAP SE	13,330	1,430,606
Siemens AG Registered	10,540	1,505,826
thyssenkrupp AG	6,510	172,837
Vonovia SE	8,432	331,625
Zalando SEa,b,c	2,170	103,731

		16,849,857
HONG KONG — 1.28%
AIA Group Ltd.	173,600	1,230,858
Bank of East Asia Ltd. (The)[b]	49,600	209,413
BOC Hong Kong Holdings Ltd.[b]	93,000	419,502
Cheung Kong Property Holdings Ltd.	62,000	465,450
CK Hutchison Holdings Ltd.[b]	31,000	404,186
CLP Holdings Ltd.	31,000	338,943
Galaxy Entertainment Group Ltd.	62,000	358,437
Hang Seng Bank Ltd.	18,600	392,649
Hong Kong & China Gas Co. Ltd.[b]	202,271	432,449
Hong Kong Exchanges & Clearing Ltd.[b]	15,100	381,160
Jardine Matheson Holdings Ltd.	6,200	396,118
Li & Fung Ltd.[b]	132,000	54,376
Link REIT[b]	62,000	489,320
MTR Corp. Ltd.	62,000	353,265
New World Development Co. Ltd.	204,333	254,353
Sands China Ltd.[b]	49,600	228,827

		6,409,306
IRELAND — 0.17%
Bank of Ireland[a]	379,878	102,949
CRH PLC	10,540	379,923
Kerry Group PLC Class A	2,728	241,086
Paddy Power Betfair PLC	1,252	131,284

		855,242
ISRAEL — 0.22%
Bank Hapoalim BM	35,712	237,925
Check Point Software Technologies Ltd.[a,b]	2,046	229,254
Mobileye NVa	2,542	157,350
Nice Ltd.	1,736	135,131
Teva Pharmaceutical Industries Ltd. ADR	12,710	354,101

		1,113,761
ITALY — 0.82%
Assicurazioni Generali SpA	15,624	246,847
Atlantia SpA	7,316	203,861

Security	Shares	Value
CNH Industrial NV	18,315	$203,378
Enel SpA	97,298	520,580
Eni SpA	33,914	537,340
Ferrari NV	2,596	224,779
Fiat Chrysler Automobiles NVa,b	15,376	161,578
Intesa Sanpaolo SpA	182,280	522,273
Leonardo SpA	3,996	70,458
Luxottica Group SpA	2,852	173,022
Saipem SpA[a]	11,064	44,912
Snam SpA	46,788	214,767
Telecom Italia SpA/Milano[a]	217,128	203,386
Tenaris SA	8,370	126,592
Terna Rete Elettrica Nazionale SpA	30,566	172,888
UniCredit SpA[a]	25,818	452,034

		4,078,695
JAPAN — 8.58%
Aeon Co. Ltd.	12,400	187,595
Aisin Seiki Co. Ltd.	6,200	306,117
Ajinomoto Co. Inc.	12,400	265,862
ANA Holdings Inc.	62,000	203,462
Asahi Group Holdings Ltd.	12,400	495,731
Asahi Kasei Corp.	62,000	596,817
Astellas Pharma Inc.	37,200	470,445
Bridgestone Corp.	12,400	521,633
Canon Inc.	18,600	635,782
Casio Computer Co. Ltd.	6,500	101,099
Chubu Electric Power Co. Inc.	18,600	252,883
Chugai Pharmaceutical Co. Ltd.	6,200	236,036
Chugoku Electric Power Co. Inc. (The)	18,600	212,096
Concordia Financial Group Ltd.	24,800	114,351
Dai-ichi Life Holdings Inc.	15,200	253,528
Daiichi Sankyo Co. Ltd.	13,300	292,074
Daikin Industries Ltd.	6,200	608,591
Daiwa House Industry Co. Ltd.	12,400	405,802
Denso Corp.	6,200	264,685
Dentsu Inc.	6,200	316,209
East Japan Railway Co.	6,200	595,135
Eisai Co. Ltd.	6,200	327,198
FANUC Corp.	2,500	492,155
Fast Retailing Co. Ltd.	700	234,842
FUJIFILM Holdings Corp.	6,200	226,392
Fujitsu Ltd.	62,000	452,897
Hakuhodo DY Holdings Inc.	12,400	164,272

233

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI WORLD ETF

May 31, 2017

Security	Shares	Value
Hitachi Ltd.	62,000	$374,910
Honda Motor Co. Ltd.	24,800	699,024
Hoya Corp.	6,200	305,781
Hulic Co. Ltd.	12,400	117,289
Iida Group Holdings Co. Ltd.	6,200	102,488
INPEX Corp.	24,800	228,411
ITOCHU Corp.	24,800	352,764
Japan Airlines Co. Ltd.	6,200	181,932
Japan Exchange Group Inc.	12,400	200,714
Japan Retail Fund Investment Corp.	124	241,418
Japan Tobacco Inc.	18,600	699,865
JFE Holdings Inc.	12,400	207,050
JTEKT Corp.	6,200	93,237
JXTG Holdings Inc.	55,800	243,414
Kansai Electric Power Co. Inc. (The)	18,600	260,789
Kao Corp.	6,200	391,505
KDDI Corp.	24,800	687,587
Kirin Holdings Co. Ltd.	18,600	392,991
Kobe Steel Ltd.[a]	6,200	56,794
Komatsu Ltd.	18,600	442,945
Konami Holdings Corp.	6,200	304,996
Konica Minolta Inc.	18,600	146,499
Kubota Corp.	18,600	294,680
Kuraray Co. Ltd.	18,600	334,879
Kyocera Corp.	6,200	357,754
Kyushu Electric Power Co. Inc.	12,400	153,844
Kyushu Financial Group Inc.	18,600	114,542
M3 Inc.	6,200	178,569
Marubeni Corp.	43,400	268,441
Marui Group Co. Ltd.	6,200	90,321
Mazda Motor Corp.	12,400	169,318
Mitsubishi Chemical Holdings Corp.	43,400	329,076
Mitsubishi Corp.	24,800	497,413
Mitsubishi Electric Corp.	22,400	309,308
Mitsubishi Estate Co. Ltd.	13,600	254,389
Mitsubishi Heavy Industries Ltd.	62,000	244,838
Mitsubishi Motors Corp.	12,400	80,510
Mitsubishi UFJ Financial Group Inc.	180,400	1,127,082
Mitsubishi UFJ Lease & Finance Co. Ltd.	43,400	221,739
Mitsui & Co. Ltd.	31,100	420,582

Security	Shares	Value
Mitsui Fudosan Co. Ltd.	8,800	$208,571
Mizuho Financial Group Inc.	378,200	659,375
MS&AD Insurance Group Holdings Inc.	8,100	284,564
Murata Manufacturing Co. Ltd.	2,400	333,137
Nagoya Railroad Co. Ltd.	62,000	289,859
NEC Corp.	30,000	77,859
Nidec Corp.	6,200	615,319
Nikon Corp.	12,400	191,408
Nintendo Co. Ltd.	1,500	456,436
Nippon Paint Holdings Co. Ltd.	6,200	246,968
Nippon Steel & Sumitomo Metal Corp.	12,447	265,238
Nippon Telegraph & Telephone Corp.	12,400	595,191
Nissan Motor Co. Ltd.	43,400	416,594
Nitto Denko Corp.	6,200	498,478
Nomura Holdings Inc.	68,200	409,132
Nomura Real Estate Master Fund Inc.	124	186,810
NTT DOCOMO Inc.	24,800	609,320
Olympus Corp.	6,200	226,785
Omron Corp.	6,200	259,583
Ono Pharmaceutical Co. Ltd.	6,200	129,063
Oriental Land Co. Ltd./Japan[b]	6,200	401,092
ORIX Corp.	24,800	392,010
Otsuka Holdings Co. Ltd.	6,200	280,047
Panasonic Corp.	37,200	477,846
Rakuten Inc.[b]	18,600	226,392
Recruit Holdings Co. Ltd.	6,200	329,104
Resona Holdings Inc.	43,400	222,406
Ricoh Co. Ltd.	18,600	157,095
Sekisui House Ltd.	12,400	213,049
Seven & I Holdings Co. Ltd.	12,400	527,913
Seven Bank Ltd.[b]	37,200	136,239
Shin-Etsu Chemical Co. Ltd.	6,200	556,842
Shionogi & Co. Ltd.	6,200	331,852
Shiseido Co. Ltd.	6,200	209,012
SoftBank Group Corp.	12,400	1,009,515
Sompo Holdings Inc.	6,200	239,624
Sony Corp.	18,600	678,504
Subaru Corp.	6,200	209,965
Sumitomo Corp.	31,000	395,962
Sumitomo Electric Industries Ltd.	18,600	295,269
Sumitomo Mitsui Financial Group Inc.	18,600	668,413

234

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI WORLD ETF

May 31, 2017

Security	Shares	Value
Sumitomo Mitsui Trust Holdings Inc.	6,200	$210,246
Sumitomo Realty & Development Co. Ltd.	4,000	120,812
Suzuki Motor Corp.	6,200	292,381
Sysmex Corp.	6,200	368,911
T&D Holdings Inc.	12,400	175,709
Takeda Pharmaceutical Co. Ltd.	12,400	639,931
Terumo Corp.	6,200	252,295
Tohoku Electric Power Co. Inc.	12,400	184,343
Tokio Marine Holdings Inc.	12,400	527,015
Tokyo Electric Power Co. Holdings Inc.[a]	31,000	127,269
Tokyo Gas Co. Ltd.	62,000	322,376
Tokyu Fudosan Holdings Corp.	24,800	148,910
Toshiba Corp.[a,b]	62,000	141,285
Toyota Motor Corp.	37,200	1,995,482
Unicharm Corp.	6,200	167,972
USS Co. Ltd.	6,200	124,970
Yahoo Japan Corp.	43,500	195,895
Yamada Denki Co. Ltd.	24,800	130,296
Yamaha Corp.	6,200	200,714
Yamato Holdings Co. Ltd.	6,200	134,894
Yokogawa Electric Corp.	6,200	107,702

		42,900,626
NETHERLANDS — 1.38%
Aegon NV	25,792	128,542
AerCap Holdings NVa	3,162	139,191
Akzo Nobel NV	3,721	311,770
Altice NV Class Aa,b	4,244	105,732
Altice NV Class Ba,b	2,418	60,349
ArcelorMittal[a]	9,072	196,939
ASML Holding NV	5,208	688,127
Gemalto NV	1,612	95,747
Heineken Holding NV	1,860	173,077
Heineken NV	3,286	323,950
ING Groep NV	50,778	850,217
Koninklijke Ahold Delhaize NV	18,807	415,145
Koninklijke DSM NV	3,039	226,434
Koninklijke KPN NV	54,188	184,814
Koninklijke Philips NV	13,779	487,457
NN Group NV	3,658	131,629
NXP Semiconductors NVa	4,340	476,966
Randstad Holding NV	2,123	122,947
RELX NV	14,203	294,989

Security	Shares	Value
Unilever NV CVA	21,576	$1,230,094
Wolters Kluwer NV	6,262	274,975

		6,919,091
NEW ZEALAND — 0.04%
Fletcher Building Ltd.	19,716	105,790
Spark New Zealand Ltd.	39,990	106,720

		212,510
NORWAY — 0.23%
DNB ASA	15,376	261,245
Norsk Hydro ASA	23,932	129,372
Orkla ASA	15,162	152,027
Statoil ASA	16,306	284,402
Telenor ASA	9,858	163,278
Yara International ASA	3,720	138,731

		1,129,055
PORTUGAL — 0.04%
EDP – Energias de Portugal SA	30,283	111,490
Galp Energia SGPS SA	3,923	60,569

		172,059
SINGAPORE — 0.46%
Ascendas REIT	101,765	192,731
CapitaLand Ltd.[b]	86,800	223,369
CapitaLand Mall Trust[b]	136,400	196,209
DBS Group Holdings Ltd.	23,400	346,247
Genting Singapore PLC	142,600	121,634
Global Logistic Properties Ltd.[b]	86,800	181,958
Hutchison Port Holdings Trust[b]	173,600	70,308
Oversea-Chinese Banking Corp. Ltd.	43,400	329,092
Singapore Press Holdings Ltd.[b]	3,700	8,478
Singapore Telecommunications Ltd.[b]	136,400	370,727
United Overseas Bank Ltd.[b]	16,800	279,069

		2,319,822
SPAIN — 1.32%
Abertis Infraestructuras SA	11,507	210,722
ACS Actividades de Construccion y Servicios SA	4,118	164,691
Aena SAc	1,240	250,570
Amadeus IT Group SA	6,882	401,257
Banco Bilbao Vizcaya Argentaria SA	87,919	716,969
Banco de Sabadell SA	84,639	174,554
Banco Santander SA	193,477	1,257,743

235

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI WORLD ETF

May 31, 2017

Security	Shares	Value
Bankia SA	102,858	$118,440
Bankinter SA	15,066	138,854
CaixaBank SA	59,229	279,999
Distribuidora Internacional de Alimentacion SA	11,842	72,960
Enagas SA	537	15,981
Endesa SA	3,930	98,174
Ferrovial SA	8,122	183,166
Ferrovial SA New[a]	120	2,712
Gas Natural SDG SA	4,092	103,165
Grifols SA	6,262	177,378
Iberdrola SA	70,755	564,745
Industria de Diseno Textil SAb	14,260	583,607
International Consolidated Airlines Group SA	15,872	123,848
Red Electrica Corp. SA	1,519	34,120
Repsol SA	17,200	288,477
Telefonica SA	57,263	638,385

		6,600,517
SWEDEN — 1.11%
Alfa Laval AB	5,766	116,317
Assa Abloy AB Class B	15,500	348,772
Atlas Copco AB Class A	8,122	301,099
Atlas Copco AB Class B	6,944	229,812
Boliden AB	5,584	153,134
Electrolux AB Class B	3,906	125,667
Hennes & Mauritz AB Class B	12,400	309,464
Hexagon AB Class B	4,402	193,181
Investor AB Class B	6,820	315,882
Kinnevik AB Class B	3,968	114,169
Lundin Petroleum ABa,b	5,456	106,164
Millicom International Cellular SA SDR	1,366	80,149
Nordea Bank AB	37,944	488,133
Sandvik AB	20,961	329,094
Skandinaviska Enskilda Banken AB Class A	19,592	236,685
Skanska AB Class B	6,944	165,615
SKF AB Class B	6,200	127,073
Svenska Cellulosa AB SCA Class B	8,680	306,877
Svenska Handelsbanken AB Class A	20,708	292,180
Swedbank AB Class A	11,470	276,999
Swedish Match AB	4,030	136,207

Security	Shares	Value
Telefonaktiebolaget LM Ericsson Class B	43,090	$314,917
Telia Co. AB	29,106	133,468
Volvo AB Class B	21,711	355,635

		5,556,693
SWITZERLAND — 3.20%
ABB Ltd. Registered	26,722	671,951
Actelion Ltd.[a]	1,312	376,969
Adecco Group AG Registered	2,604	194,314
Baloise Holding AG Registered	1,178	180,435
Cie. Financiere Richemont SA Class A Registered	7,378	616,136
Credit Suisse Group AG Registered	26,172	359,762
Geberit AG Registered	744	348,643
Givaudan SA Registered	124	254,652
Julius Baer Group Ltd.	3,658	189,601
Kuehne + Nagel International AG Registered	1,522	245,867
LafargeHolcim Ltd. Registered	6,696	402,431
Nestle SA Registered	41,540	3,548,428
Novartis AG Registered	29,698	2,434,036
Partners Group Holding AG	558	342,280
Roche Holding AG	9,362	2,571,877
Schindler Holding AG Participation Certificates	744	159,712
Schindler Holding AG Registered	744	154,867
SGS SA Registered	124	295,406
Sonova Holding AG Registered	1,364	226,123
Swatch Group AG (The) Bearer	682	264,468
Swiss Life Holding AG Registered	558	186,336
Swiss Prime Site AG Registered	846	77,994
Swiss Re AG	4,278	390,416
Swisscom AG Registered	352	168,951
UBS Group AG	49,052	780,736
Zurich Insurance Group AG	1,922	565,545

		16,007,936
UNITED KINGDOM — 6.68%
3i Group PLC	16,213	187,325
Aberdeen Asset Management PLC	16,554	61,760
Admiral Group PLC	3,906	102,715
Anglo American PLC[a]	19,654	261,716
Antofagasta PLC	9,672	100,013
Ashtead Group PLC	7,524	152,107
Associated British Foods PLC	5,270	203,827

236

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI WORLD ETF

May 31, 2017

Security	Shares	Value
AstraZeneca PLC	17,050	$1,152,040
Auto Trader Group PLC[c]	22,878	122,893
Aviva PLC	51,410	348,431
Babcock International Group PLC	8,246	99,320
BAE Systems PLC	46,190	396,831
Barclays PLC	225,060	610,137
BHP Billiton PLC	29,636	448,774
BP PLC	252,526	1,521,435
British American Tobacco PLC	25,296	1,805,870
British Land Co. PLC (The)	13,206	108,086
BT Group PLC	116,684	466,285
Bunzl PLC	7,254	227,746
Burberry Group PLC	7,378	172,872
Capita PLC	11,408	85,786
Carnival PLC	3,224	206,853
Centrica PLC	73,718	193,473
Cobham PLC[b]	51,232	88,625
Compass Group PLC	24,314	524,182
Croda International PLC	2,998	153,379
Diageo PLC	34,596	1,039,278
Experian PLC	14,632	305,627
G4S PLC	30,256	126,942
GKN PLC	28,954	130,824
GlaxoSmithKline PLC	65,906	1,449,361
Glencore PLC	167,590	616,815
Hammerson PLC	12,896	97,475
HSBC Holdings PLC	265,422	2,314,921
IMI PLC	7,253	117,415
Imperial Brands PLC	13,516	633,206
Inmarsat PLC	8,060	83,241
InterContinental Hotels Group PLC	3,453	194,933
Intertek Group PLC	3,720	206,452
Intu Properties PLC	22,755	79,902
Investec PLC	12,338	96,841
ITV PLC	56,730	143,322
J Sainsbury PLC	27,914	101,260
Johnson Matthey PLC	3,226	129,603
Kingfisher PLC	31,992	134,267
Land Securities Group PLC	11,470	158,437
Legal & General Group PLC	77,686	252,527
Lloyds Banking Group PLC	919,522	837,944
London Stock Exchange Group PLC	5,274	233,190
Marks & Spencer Group PLC	23,064	113,887
Meggitt PLC	16,120	104,467

Security	Shares	Value
National Grid PLC	45,694	$642,682
Next PLC	2,294	129,119
Old Mutual PLC	73,160	177,747
Pearson PLC	11,904	108,571
Prudential PLC	35,092	786,443
Randgold Resources Ltd.	1,160	110,291
Reckitt Benckiser Group PLC	8,742	895,842
RELX PLC	16,864	362,045
Rio Tinto PLC	16,988	680,399
Rolls-Royce Holdings PLC	26,412	295,788
Royal Bank of Scotland Group PLC[a]	53,940	181,048
Royal Dutch Shell PLC Class A ADR	56,884	1,542,123
Royal Dutch Shell PLC Class B	52,021	1,439,500
RSA Insurance Group PLC	18,183	146,826
Sage Group PLC (The)	20,646	192,035
Segro PLC	21,604	140,285
Severn Trent PLC	5,332	172,084
Shire PLC	12,356	713,248
Sky PLC	13,578	173,708
Smith & Nephew PLC	12,958	226,499
Smiths Group PLC	7,874	162,944
SSE PLC	12,728	247,290
Standard Chartered PLC[a]	45,757	432,334
Standard Life PLC	27,367	135,241
Tate & Lyle PLC	14,942	142,356
Taylor Wimpey PLC	56,482	148,091
Tesco PLC[a]	118,730	281,565
TUI AG	8,308	128,488
Unilever PLC	17,794	994,996
United Utilities Group PLC	12,834	170,485
Vodafone Group PLC	342,367	1,023,181
Weir Group PLC (The)	4,464	104,653
Whitbread PLC	3,224	178,592
Wolseley PLC	4,041	266,575
WPP PLC	17,608	396,430

		33,434,122
UNITED STATES — 59.00%
3M Co.	7,998	1,635,351
Abbott Laboratories	22,425	1,023,925
AbbVie Inc.	21,514	1,420,354
Accenture PLC Class A	8,246	1,026,380
Activision Blizzard Inc.	9,921	581,172
Acuity Brands Inc.	682	111,105

237

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI WORLD ETF

May 31, 2017

Security	Shares	Value
Adobe Systems Inc.[a]	6,758	$958,690
Advance Auto Parts Inc.	1,116	149,131
AES Corp./VA	9,114	106,452
Aetna Inc.	4,712	682,580
Affiliated Managers Group Inc.	1,116	171,697
Aflac Inc.	5,270	397,253
AGCO Corp.	1,736	111,156
Agilent Technologies Inc.	5,332	321,733
AGNC Investment Corp.	5,938	123,451
Air Products & Chemicals Inc.	2,852	410,859
Akamai Technologies Inc.[a]	2,666	125,702
Albemarle Corp.	1,861	211,410
Alexion Pharmaceuticals Inc.[a]	3,224	316,049
Alkermes PLC[a]	2,604	150,407
Alleghany Corp.[a]	111	65,195
Allergan PLC	5,270	1,179,162
Alliance Data Systems Corp.	806	194,351
Alliant Energy Corp.	4,526	187,693
Allstate Corp. (The)	5,332	460,365
Alphabet Inc. Class Aa	4,030	3,977,973
Alphabet Inc. Class Ca	4,216	4,067,850
Altria Group Inc.	25,855	1,950,501
Amazon.com Inc.[a]	5,456	5,426,647
Ameren Corp.	4,092	232,221
American Airlines Group Inc.	2,604	126,060
American Electric Power Co. Inc.	6,572	471,738
American Express Co.	10,664	820,488
American International Group Inc.	14,136	899,474
American Tower Corp.	5,952	780,843
American Water Works Co. Inc.	3,906	305,371
Ameriprise Financial Inc.	2,480	299,559
AmerisourceBergen Corp.	2,604	238,969
AMETEK Inc.	4,154	253,477
Amgen Inc.	9,920	1,539,981
Amphenol Corp. Class A	4,650	346,890
Anadarko Petroleum Corp.	7,502	379,076
Analog Devices Inc.	5,319	456,157
Annaly Capital Management Inc.	13,702	164,150
ANSYS Inc.[a]	1,675	211,603
Anthem Inc.	3,596	655,731
Aon PLC	3,968	519,451
Apache Corp.	5,208	243,526
Apple Inc.	72,354	11,052,797
Applied Materials Inc.	16,521	757,983
Arch Capital Group Ltd.[a]	2,542	247,209

Security	Shares	Value
Archer-Daniels-Midland Co.	8,060	$335,135
Arconic Inc.	5,502	151,140
Arrow Electronics Inc.[a]	1,860	140,597
Assurant Inc.	1,240	121,495
AT&T Inc.	81,158	3,127,018
Autodesk Inc.[a]	3,348	374,206
Autoliv Inc.	1,364	151,295
Automatic Data Processing Inc.	5,952	609,306
AutoZone Inc.[a]	496	300,536
AvalonBay Communities Inc.	1,984	379,420
Avery Dennison Corp.	1,984	167,172
Avnet Inc.	2,852	104,611
Axis Capital Holdings Ltd.	1,922	126,045
Baker Hughes Inc.	5,642	311,156
Ball Corp.	5,208	213,007
Bank of America Corp.	137,144	3,073,397
Bank of New York Mellon Corp. (The)	14,880	701,146
Baxter International Inc.	6,634	393,463
BB&T Corp.	10,541	439,033
Becton Dickinson and Co.	3,046	576,395
Bed Bath & Beyond Inc.	2,666	91,737
Berkshire Hathaway Inc. Class Ba	15,712	2,596,879
Best Buy Co. Inc.	4,340	257,753
Biogen Inc.[a]	2,976	737,364
BioMarin Pharmaceutical Inc.[a]	2,604	228,215
BlackRock Inc.[d]	1,612	659,695
Boeing Co. (The)	7,936	1,489,032
BorgWarner Inc.	3,038	129,145
Boston Properties Inc.	2,356	285,830
Boston Scientific Corp.[a]	20,212	546,330
Bristol-Myers Squibb Co.	22,692	1,224,233
Broadcom Ltd.	5,456	1,306,603
Brown-Forman Corp. Class B	3,472	180,370
Bunge Ltd.	2,170	173,535
CA Inc.	4,774	151,670
Cabot Oil & Gas Corp.	9,238	204,991
Campbell Soup Co.	3,658	210,884
Capital One Financial Corp.	6,882	529,363
Cardinal Health Inc.	4,464	331,631
CarMax Inc.[a]	3,162	198,668
Carnival Corp.	5,022	321,760
Caterpillar Inc.	7,502	790,936
CBRE Group Inc. Class Aa	5,518	192,468
CBS Corp. Class B NVS	5,828	356,149

238

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI WORLD ETF

May 31, 2017

Security	Shares	Value
CDK Global Inc.	2,542	$156,231
Celanese Corp. Series A	2,418	209,278
Celgene Corp.[a]	10,478	1,198,788
Centene Corp.[a]	2,914	211,644
CenterPoint Energy Inc.	6,510	186,251
CenturyLink Inc.	7,502	187,175
Cerner Corp.[a]	4,216	275,516
CF Industries Holdings Inc.	3,540	95,226
CH Robinson Worldwide Inc.	2,356	157,876
Charles Schwab Corp. (The)	16,864	653,480
Charter Communications Inc. Class Aa	2,945	1,017,645
Cheniere Energy Inc.[a]	3,472	169,156
Chevron Corp.	25,110	2,598,383
Chipotle Mexican Grill Inc.[a]	434	207,170
Chubb Ltd.	5,899	844,678
Church & Dwight Co. Inc.	4,216	217,799
Cigna Corp.	3,596	579,783
Cimarex Energy Co.	1,488	160,049
Cincinnati Financial Corp.	2,356	165,108
Cintas Corp.	1,798	226,332
Cisco Systems Inc.	65,472	2,064,332
CIT Group Inc.	3,720	167,586
Citigroup Inc.	38,502	2,330,911
Citizens Financial Group Inc.	8,150	277,915
Citrix Systems Inc.[a]	2,666	220,052
Clorox Co. (The)	1,985	269,424
CME Group Inc.	4,588	538,127
CMS Energy Corp.	4,712	223,396
Coach Inc.	4,216	194,821
Coca-Cola Co. (The)	53,754	2,444,194
Cognizant Technology Solutions Corp. Class A	8,308	555,888
Colgate-Palmolive Co.	11,222	856,912
Comcast Corp. Class A	63,736	2,657,154
Comerica Inc.	4,340	297,550
Conagra Brands Inc.	6,386	246,116
Concho Resources Inc.[a]	2,046	259,392
ConocoPhillips	16,368	731,486
Consolidated Edison Inc.	4,464	369,575
Constellation Brands Inc. Class A	2,604	475,881
Continental Resources Inc./OKa,b	1,620	60,912
Core Laboratories NV	868	88,744
Corning Inc.	15,004	436,616
Costco Wholesale Corp.	5,828	1,051,546

Security	Shares	Value
Coty Inc. Class A	6,718	$127,239
CR Bard Inc.	1,116	343,092
Crown Castle International Corp.	4,960	504,184
Crown Holdings Inc.[a]	2,976	171,834
CSX Corp.	13,144	712,010
Cummins Inc.	2,356	371,541
CVS Health Corp.	14,074	1,081,305
Danaher Corp.	8,122	689,883
Darden Restaurants Inc.	2,170	192,978
DaVita Inc.[a]	2,480	164,325
Deere & Co.	3,658	447,959
Dell Technologies Inc. Class Va	3,411	236,689
Delphi Automotive PLC	3,676	323,378
Delta Air Lines Inc.	1,446	71,042
DENTSPLY SIRONA Inc.	3,782	240,233
Devon Energy Corp.	6,820	231,744
Dick’s Sporting Goods Inc.	1,550	63,751
Digital Realty Trust Inc.	2,542	300,439
Discover Financial Services	5,952	349,382
Discovery Communications Inc. Class Aa	2,108	55,862
Discovery Communications Inc. Class C NVS[a]	4,030	104,095
DISH Network Corp. Class Aa	3,162	201,641
Dollar General Corp.	4,092	300,312
Dollar Tree Inc.[a]	3,286	255,322
Dominion Energy Inc.	7,998	645,998
Dover Corp.	2,790	230,314
Dow Chemical Co. (The)	14,756	914,282
DR Horton Inc.	5,456	178,357
Dr Pepper Snapple Group Inc.	3,224	299,219
DTE Energy Co.	2,666	291,980
Duke Energy Corp.	8,680	743,702
Duke Realty Corp.	7,688	220,415
DXC Technology Co.[a]	4,265	330,623
Eastman Chemical Co.	2,356	188,739
Eaton Corp. PLC	6,076	470,161
Eaton Vance Corp. NVS	2,480	115,494
eBay Inc.[a]	15,190	521,017
Ecolab Inc.	3,906	518,873
Edison International	4,898	399,530
Edwards Lifesciences Corp.[a]	3,100	356,717
EI du Pont de Nemours & Co.	11,780	929,678
Electronic Arts Inc.[a]	4,278	484,826
Eli Lilly & Co.	13,826	1,100,135

239

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI WORLD ETF

May 31, 2017

Security	Shares	Value
Emerson Electric Co.	8,742	$516,827
Entergy Corp.	2,790	220,577
EOG Resources Inc.	7,688	694,303
EQT Corp.	2,560	141,491
Equifax Inc.	2,108	288,374
Equinix Inc.	1,116	492,167
Equity Residential	5,084	330,918
Essex Property Trust Inc.	1,054	270,794
Estee Lauder Companies Inc. (The) Class A	3,100	291,834
Everest Re Group Ltd.	313	79,705
Eversource Energy	4,588	284,777
Exelon Corp.	11,966	434,485
Expedia Inc.	1,674	240,688
Expeditors International of Washington Inc.	3,224	172,097
Express Scripts Holding Co.[a]	8,680	518,630
Exxon Mobil Corp.	55,304	4,451,972
F5 Networks Inc.[a]	1,178	150,937
Facebook Inc. Class Aa	31,930	4,836,118
Fastenal Co.	4,278	184,681
Federal Realty Investment Trust	1,550	190,247
FedEx Corp.	3,658	709,067
Fidelity National Information Services Inc.	4,464	383,324
Fifth Third Bancorp.	11,036	261,995
First Republic Bank/CA	2,480	228,408
FirstEnergy Corp.	6,138	179,475
Fiserv Inc.[a]	3,720	466,042
FleetCor Technologies Inc.[a]	1,303	188,010
Flex Ltd.[a]	10,726	185,131
FLIR Systems Inc.	2,728	103,364
Flowserve Corp.	2,790	135,315
Fluor Corp.	2,666	119,597
FMC Corp.	2,294	172,899
FNF Group	3,968	169,076
Foot Locker Inc.	1,940	115,255
Ford Motor Co.	46,562	517,769
Fortive Corp.	4,360	272,282
Franklin Resources Inc.	5,394	225,415
Freeport-McMoRan Inc.[a]	17,174	197,329
Gap Inc. (The)	3,658	82,305
Garmin Ltd.	1,674	87,115
General Dynamics Corp.	3,658	743,488
General Electric Co.	118,854	3,254,222

Security	Shares	Value
General Mills Inc.	7,998	$453,807
General Motors Co.	16,864	572,196
Genuine Parts Co.	2,232	206,728
GGP Inc.	7,998	178,195
Gilead Sciences Inc.	17,422	1,130,514
Global Payments Inc.	2,666	244,232
Goldman Sachs Group Inc. (The)	4,960	1,047,850
Goodyear Tire & Rubber Co. (The)	4,092	131,844
H&R Block Inc.	3,472	92,147
Halliburton Co.	11,656	526,735
Hanesbrands Inc.	5,642	116,507
Harley-Davidson Inc.	2,542	134,751
Harris Corp.	2,465	276,474
Hartford Financial Services Group Inc. (The)	5,766	284,783
Hasbro Inc.	1,613	169,784
HCA Healthcare Inc.[a]	4,340	355,489
HCP Inc.	6,882	215,682
Helmerich & Payne Inc.	1,612	84,888
Henry Schein Inc.[a]	1,426	262,341
Hershey Co. (The)	2,046	235,842
Hess Corp.	3,968	182,092
Hewlett Packard Enterprise Co.	23,126	435,000
Hilton Worldwide Holdings Inc.	2,544	169,100
HollyFrontier Corp.	2,666	63,717
Hologic Inc.[a]	5,580	241,670
Home Depot Inc. (The)	16,430	2,522,169
Honeywell International Inc.	9,424	1,253,298
Hormel Foods Corp.	4,898	164,720
Host Hotels & Resorts Inc.	10,168	182,922
HP Inc.	24,242	454,780
Humana Inc.	2,046	475,204
Huntington Bancshares Inc./OH	15,600	195,624
IHS Markit Ltd.[a]	5,270	241,629
Illinois Tool Works Inc.	4,712	665,429
Illumina Inc.[a]	2,170	384,871
Incyte Corp.[a]	2,542	328,757
Ingersoll-Rand PLC	3,968	355,533
Intel Corp.	62,311	2,250,050
Intercontinental Exchange Inc.	8,060	485,131
International Business Machines Corp.	11,966	1,826,371
International Flavors & Fragrances Inc.	1,426	196,631
International Paper Co.	5,456	288,513

240

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI WORLD ETF

May 31, 2017

Security	Shares	Value
Interpublic Group of Companies Inc. (The)	6,882	$171,568
Intuit Inc.	3,720	523,181
Intuitive Surgical Inc.[a]	620	567,102
Invesco Ltd.	6,510	206,367
Iron Mountain Inc.	4,235	147,886
Jacobs Engineering Group Inc.	2,480	130,002
Jazz Pharmaceuticals PLC[a]	992	144,396
JB Hunt Transport Services Inc.	1,612	137,633
JM Smucker Co. (The)	1,922	245,728
Johnson & Johnson	36,580	4,691,385
Johnson Controls International PLC	13,087	546,513
JPMorgan Chase & Co.	47,864	3,932,028
Juniper Networks Inc.	6,944	203,668
Kansas City Southern	1,674	159,365
Kellogg Co.	3,906	279,670
KeyCorp	16,182	282,700
Kimberly-Clark Corp.	4,774	619,331
Kimco Realty Corp.	5,912	103,696
Kinder Morgan Inc./DE	26,226	492,000
KLA-Tencor Corp.	3,410	354,640
Kohl’s Corp.	2,914	111,985
Kraft Heinz Co. (The)	7,936	731,699
Kroger Co. (The)	12,710	378,504
L Brands Inc.	3,286	169,558
L3 Technologies Inc.	1,364	229,957
Laboratory Corp. of America Holdings[a]	1,674	232,686
Lam Research Corp.	2,955	458,527
Las Vegas Sands Corp.	5,766	340,944
Leggett & Platt Inc.	3,038	158,037
Leucadia National Corp.	6,200	151,218
Level 3 Communications Inc.[a]	4,464	265,697
Liberty Global PLC Series Aa,b	3,844	117,550
Liberty Global PLC Series C NVS[a]	8,432	250,599
Liberty Interactive Corp. QVC Group Series Aa	7,440	174,542
Liberty Media Corp.-Liberty SiriusXM Class Ca	4,774	198,933
Liberty Property Trust	3,162	129,927
Lincoln National Corp.	3,472	225,611
LKQ Corp.[a]	5,332	167,905
Lockheed Martin Corp.	3,560	1,000,823
Loews Corp.	4,340	204,674

Security	Shares	Value
Lowe’s Companies Inc.	11,966	$942,562
lululemon athletica Inc.[a]	1,736	83,797
LyondellBasell Industries NV Class A	4,712	379,410
M&T Bank Corp.	2,170	339,540
Macerich Co. (The)	1,984	113,901
Macy’s Inc.	4,402	103,447
Mallinckrodt PLC[a]	1,737	74,917
ManpowerGroup Inc.	1,240	126,319
Marathon Oil Corp.	12,649	164,690
Marathon Petroleum Corp.	7,440	387,178
Markel Corp.[a]	248	242,358
Marriott International Inc./MD Class A	4,658	501,434
Marsh & McLennan Companies Inc.	6,635	514,611
Martin Marietta Materials Inc.	930	208,413
Marvell Technology Group Ltd.	7,440	128,266
Masco Corp.	5,704	212,474
MasterCard Inc. Class A	12,710	1,561,805
Mattel Inc.	4,960	113,634
Maxim Integrated Products Inc.	4,650	222,270
McCormick & Co. Inc./MD NVS	2,232	232,463
McDonald’s Corp.	11,346	1,711,998
McKesson Corp.	3,162	515,691
Mead Johnson Nutrition Co.	2,790	249,482
Medtronic PLC	18,042	1,520,580
Merck & Co. Inc.	36,642	2,385,761
MetLife Inc.	12,028	608,497
MGM Resorts International	6,510	206,497
Michael Kors Holdings Ltd.[a]	2,480	82,286
Microchip Technology Inc.[b]	3,658	304,711
Micron Technology Inc.[a]	14,920	459,088
Microsoft Corp.	99,138	6,923,798
Mohawk Industries Inc.[a]	992	237,386
Molson Coors Brewing Co. Class B	2,666	252,710
Mondelez International Inc. Class A	21,080	982,117
Monsanto Co.	5,890	691,604
Monster Beverage Corp.[a]	5,766	291,529
Moody’s Corp.	2,914	345,163
Morgan Stanley	19,902	830,709
Mosaic Co. (The)	5,022	113,648
Motorola Solutions Inc.	2,418	202,072

241

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI WORLD ETF

May 31, 2017

Security	Shares	Value
Murphy Oil Corp.	2,418	$59,023
Mylan NVa	6,262	244,093
Nasdaq Inc.	2,170	146,800
National Oilwell Varco Inc.	5,456	178,248
Navient Corp.	6,944	100,202
NetApp Inc.	4,092	165,685
Netflix Inc.[a]	5,890	960,482
New York Community Bancorp. Inc.	7,564	97,727
Newell Brands Inc.	6,348	336,127
Newfield Exploration Co.[a]	2,826	91,788
Newmont Mining Corp.	8,122	277,366
News Corp. Class A	5,273	70,553
NextEra Energy Inc.	6,218	879,474
Nielsen Holdings PLC	4,960	190,861
NIKE Inc. Class B	17,856	946,189
Noble Energy Inc.	6,696	192,108
Nordstrom Inc.	2,170	90,706
Norfolk Southern Corp.	4,030	499,841
Northern Trust Corp.	3,100	271,064
Northrop Grumman Corp.	2,480	642,866
Nucor Corp.	4,340	252,154
NVIDIA Corp.	7,688	1,109,763
O’Reilly Automotive Inc.[a]	1,426	345,206
Occidental Petroleum Corp.	10,044	591,893
Omnicom Group Inc.	3,534	295,866
ONEOK Inc.	3,412	169,508
Oracle Corp.	40,486	1,837,660
PACCAR Inc.	4,898	308,378
Palo Alto Networks Inc.[a,b]	1,426	169,109
Parker-Hannifin Corp.	2,232	351,473
Patterson Companies Inc.	1,736	76,662
Paychex Inc.	4,712	279,092
PayPal Holdings Inc.[a]	15,686	818,966
Pentair PLC	3,162	209,388
People’s United Financial Inc.	6,386	105,816
PepsiCo Inc.	18,538	2,166,536
Perrigo Co. PLC	2,108	153,568
Pfizer Inc.	80,414	2,625,517
PG&E Corp.	6,758	462,112
Philip Morris International Inc.	20,708	2,480,818
Phillips 66	6,262	476,601
Pinnacle West Capital Corp.	2,170	191,719
Pioneer Natural Resources Co.	2,356	393,122
Plains GP Holdings LP Class A	2,356	62,835

Security	Shares	Value
PNC Financial Services Group Inc. (The)[d]	6,510	$772,737
PPG Industries Inc.	3,844	408,848
PPL Corp.	9,566	381,779
Praxair Inc.	3,720	492,119
Priceline Group Inc. (The)[a]	682	1,280,175
Principal Financial Group Inc.	4,154	261,328
Procter & Gamble Co. (The)	33,954	2,991,008
Progressive Corp. (The)	8,433	357,812
Prologis Inc.	7,564	420,105
Prudential Financial Inc.	5,890	617,566
Public Service Enterprise Group Inc.	7,626	342,484
Public Storage	2,170	467,309
PulteGroup Inc.	5,580	126,499
PVH Corp.	1,240	131,378
Qorvo Inc.[a]	2,121	165,332
QUALCOMM Inc.	19,592	1,122,034
Quest Diagnostics Inc.	2,232	242,775
Ralph Lauren Corp.	806	54,647
Range Resources Corp.	2,976	68,627
Raytheon Co.	4,154	681,298
Realty Income Corp.	4,154	228,179
Red Hat Inc.[a]	3,203	286,893
Regency Centers Corp.	2,976	181,119
Regeneron Pharmaceuticals Inc.[a]	1,116	512,311
Regions Financial Corp.	18,972	262,572
Reinsurance Group of America Inc.	832	103,592
RenaissanceRe Holdings Ltd.	403	57,573
Republic Services Inc.	4,216	268,180
Reynolds American Inc.	11,414	767,591
Robert Half International Inc.	2,604	121,060
Rockwell Automation Inc.	2,108	334,582
Rockwell Collins Inc.	2,232	243,400
Roper Technologies Inc.	1,674	380,333
Ross Stores Inc.	5,952	380,452
Royal Caribbean Cruises Ltd.	2,356	259,584
S&P Global Inc.	3,906	557,816
salesforce.com Inc.[a]	8,742	783,633
SBA Communications Corp.[a]	1,860	257,015
SCANA Corp.	2,418	164,908
Schlumberger Ltd.	18,053	1,256,308
Scripps Networks Interactive Inc. Class A	1,364	90,324

242

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI WORLD ETF

May 31, 2017

Security	Shares	Value
Seagate Technology PLC	4,154	$180,990
SEI Investments Co.	3,348	167,701
Sempra Energy	3,162	368,341
ServiceNow Inc.[a]	2,480	259,532
Sherwin-Williams Co. (The)	1,116	370,255
Signet Jewelers Ltd.	1,116	53,680
Simon Property Group Inc.	4,157	641,217
Sirius XM Holdings Inc.[b]	43,400	227,850
Skyworks Solutions Inc.	2,852	303,538
SL Green Realty Corp.	1,452	146,696
Southern Co. (The)	11,966	605,599
Southwest Airlines Co.	1,922	115,493
Splunk Inc.[a]	2,108	129,094
Sprint Corp.[a,b]	13,150	111,643
Stanley Black & Decker Inc.	2,356	324,280
Staples Inc.	11,160	101,333
Starbucks Corp.	19,158	1,218,640
State Street Corp.	4,705	383,269
Stericycle Inc.[a]	1,426	116,604
Stryker Corp.	4,464	638,173
SunTrust Banks Inc.	7,254	387,146
Symantec Corp.	10,501	318,285
Synchrony Financial	11,722	314,736
Synopsys Inc.[a]	3,472	259,949
Sysco Corp.	7,688	419,457
T Rowe Price Group Inc.	3,596	253,302
T-Mobile U.S. Inc.[a]	4,402	296,783
Target Corp.	7,316	403,477
TD Ameritrade Holding Corp.	3,782	141,296
TE Connectivity Ltd.	4,650	366,652
TechnipFMC PLC[a]	7,502	217,183
Tesla Inc.[a,b]	1,922	655,421
Tesoro Corp.	1,860	154,826
Texas Instruments Inc.	13,082	1,079,134
Textron Inc.	4,526	216,343
Thermo Fisher Scientific Inc.	5,394	932,029
Tiffany & Co.	2,046	177,920
Time Warner Inc.	10,478	1,042,456
TJX Companies Inc. (The)	9,114	685,464
Toll Brothers Inc.	3,844	141,882
Torchmark Corp.	2,243	169,346
Total System Services Inc.	3,348	199,373
Tractor Supply Co.	2,108	116,256
TransDigm Group Inc.	930	249,314
Travelers Companies Inc. (The)	3,844	479,923

Security	Shares	Value
Trimble Inc.[a]	4,154	$149,710
TripAdvisor Inc.[a]	1,674	64,466
Twenty-First Century Fox Inc. Class A	16,988	460,715
Twenty-First Century Fox Inc. Class B	3,720	100,068
Twitter Inc.[a]	10,354	189,685
Tyson Foods Inc. Class A	4,464	255,966
U.S. Bancorp.	21,886	1,113,779
UDR Inc.	4,898	189,112
Ulta Salon Cosmetics & Fragrance Inc.[a]	930	283,501
Under Armour Inc. Class Aa,b	2,790	53,456
Under Armour Inc. Class Ca,b	2,802	49,960
Union Pacific Corp.	11,160	1,230,948
United Parcel Service Inc. Class B	8,618	913,249
United Rentals Inc.[a]	1,550	168,531
United Technologies Corp.	10,416	1,263,252
UnitedHealth Group Inc.	12,834	2,248,260
Universal Health Services Inc. Class B	1,364	155,032
Unum Group	3,410	153,382
Valero Energy Corp.	6,324	388,736
Varian Medical Systems Inc.[a]	1,798	178,038
Ventas Inc.	5,094	338,700
VEREIT Inc.	15,996	132,287
VeriSign Inc.[a,b]	1,984	178,877
Verisk Analytics Inc. Class Aa	2,542	205,622
Verizon Communications Inc.	54,064	2,521,545
Vertex Pharmaceuticals Inc.[a]	3,720	459,792
VF Corp.	4,836	260,177
Viacom Inc. Class B NVS	4,960	172,558
Visa Inc. Class A	24,986	2,379,417
VMware Inc. Class Aa,b	1,178	114,443
Vornado Realty Trust	2,604	240,089
Vulcan Materials Co.	2,170	270,490
Wal-Mart Stores Inc.	20,584	1,617,902
Walgreens Boots Alliance Inc.	12,276	994,601
Walt Disney Co. (The)	20,150	2,174,991
Waste Connections Inc.	2,790	265,468
Waste Management Inc.	6,200	452,042
Waters Corp.[a]	1,488	267,275
Weatherford International PLC[a,b]	15,810	75,888
WEC Energy Group Inc.	5,024	315,306
Wells Fargo & Co.	63,116	3,227,752

243

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI WORLD ETF

May 31, 2017

Security	Shares	Value
Welltower Inc.	5,022	$364,296
Western Digital Corp.	4,046	364,383
Western Union Co. (The)	8,370	159,197
WestRock Co.	3,605	196,184
Weyerhaeuser Co.	10,788	355,572
Whirlpool Corp.	1,178	218,566
Whole Foods Market Inc.	4,836	169,212
Williams Companies Inc. (The)	11,408	326,269
Willis Towers Watson PLC	1,798	263,641
Workday Inc. Class Aa	1,799	179,864
WR Berkley Corp.	2,232	153,986
WW Grainger Inc.	930	160,220
Wyndham Worldwide Corp.	1,798	181,580
Wynn Resorts Ltd.	1,240	159,588
Xcel Energy Inc.	7,192	344,569
Xerox Corp.	12,834	90,736
Xilinx Inc.	4,154	277,113
XL Group Ltd.	3,906	170,653
Xylem Inc./NY	4,216	219,822
Yahoo! Inc.[a]	12,586	633,328
Yum! Brands Inc.	5,394	391,820
Zillow Group Inc. Class Ca	2,313	100,662
Zimmer Biomet Holdings Inc.	2,666	317,814
Zoetis Inc.	7,440	463,363

		295,171,753

TOTAL COMMON STOCKS (Cost: $466,310,810)		496,940,426

PREFERRED STOCKS — 0.18%

GERMANY — 0.18%
Henkel AG & Co. KGaA, Preference Shares	2,418	339,744
Porsche Automobil Holding SE, Preference Shares	2,046	117,222
Volkswagen AG, Preference Shares	2,790	419,622

		876,588
UNITED KINGDOM — 0.00%
Rolls-Royce Holdings PLC, Preference Shares[a]	1,633,284	2,108

		2,108

TOTAL PREFERRED STOCKS (Cost: $976,130)		878,696

Security	Shares	Value
RIGHTS — 0.00%

SWITZERLAND — 0.00%
Credit Suisse Group AG (Expires 06/07/17)[a]	24,906	$11,584

		11,584

TOTAL RIGHTS (Cost: $0)		11,584

SHORT-TERM INVESTMENTS — 1.73%

MONEY MARKET FUNDS — 1.73%
BlackRock Cash Funds: Institutional, SL Agency Shares
1.16%[e,f,g]	7,617,238	7,621,047
BlackRock Cash Funds: Treasury, SL Agency Shares
0.73%[e,f]	1,019,752	1,019,752

		8,640,799

TOTAL SHORT-TERM INVESTMENTS (Cost: $8,638,028)		8,640,799

TOTAL INVESTMENTS IN SECURITIES — 101.24%
(Cost: $475,924,969)[h]		506,471,505
Other Assets, Less Liabilities — (1.24)%		(6,185,692)

NET ASSETS — 100.00%		$500,285,813

ADR  —  American Depositary Receipts

NVS  —  Non-Voting Shares

SDR  —  Swedish Depositary Receipts

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan.
[c]	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
[d]	Affiliated issuer. See Schedule 1.
[e]	Affiliated money market fund.
[f]	The rate quoted is the annualized seven-day yield of the fund at period end.
[g]	All or a portion of this security represents an investment of securities lending collateral.
[h]	The cost of investments for federal income tax purposes was $477,370,975. Net unrealized appreciation was $29,100,530, of which $50,739,878 represented gross unrealized appreciation on securities and $21,639,348 represented gross unrealized depreciation on securities.

244

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI WORLD ETF

May 31, 2017

Schedule 1 — Affiliates

Investments in issuers considered to be affiliates of the Fund (excluding affiliated money market funds) during the nine months ended May 31, 2017, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

Affiliated issuer	Shares held at beginning of period	Shares purchased	Shares sold	Shares held at end of period	Value at end of period	Dividend income	Net realized gain (loss)
BlackRock Inc.	1,080	682	(150)	1,612	$659,695	$5,847	$5,742
PNC Financial Services Group Inc. (The)	4,120	2,802	(412)	6,510	772,737	8,271	2,821

					$1,432,432	$14,118	$8,563

Schedule 2 — Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of May 31, 2017. The breakdown of the Fund’s investments into major categories is disclosed in the schedule of investments above.

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common stocks	$496,937,714	$2,712	$—	$496,940,426
Preferred stocks	876,588	2,108	—	878,696
Rights	11,584	—	—	11,584
Money market funds	8,640,799	—	—	8,640,799

Total	$506,466,685	$4,820	$—	$506,471,505

245

Item 2. Controls and Procedures.

(a)	The President (the Registrant’s Principal Executive Officer) and Chief Financial Officer (the Registrant’s Principal Financial Officer) have concluded that, based on their evaluation as of a date within 90 days of the filing date of this report, the disclosure controls and procedures of the Registrant (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are reasonably designed to achieve the purposes described in Section 4(a) of the certifications filed with this Form N-Q.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a)	Certifications of the President (the Registrant’s Principal Executive Officer) and Chief Financial Officer (the Registrant’s Principal Financial Officer) as required by Rule 30a-2(a) under the Investment Company Act of 1940 are filed with this Form N-Q as exhibits.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

iShares, Inc.

By:	/s/ Martin Small
Martin Small, President (Principal Executive Officer)

Date: July 28, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Martin Small
Martin Small, President (Principal Executive Officer)

Date: July 28, 2017

By:	/s/ Jack Gee
Jack Gee, Treasurer and Chief Financial Officer (Principal Financial Officer)

Date: July 28, 2017